UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel Fund Advisor
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008–June 30, 2008

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2008

Semi-Annual
Report

Pacific Select Fund

     The 2008 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.89%

Consumer Discretionary - 11.91%

AnnTaylor Stores Corp * †	408,700	$9,792,452
Bally Technologies Inc * †	265,600	8,977,280
bebe Stores Inc †	568,400	5,462,324
Corinthian Colleges Inc * †	675,100	7,837,911
Ctrip.com International Ltd ADR (Cayman)	141,400	6,473,292
GSI Commerce Inc * †	718,400	9,791,792
Iconix Brand Group Inc * †	481,700	5,818,936
Life Time Fitness Inc * †	290,300	8,578,365
LKQ Corp * †	486,600	8,792,862
Phillips-Van Heusen Corp	199,400	7,302,028
priceline.com Inc * †	87,500	10,102,750
Tupperware Brands Corp †	192,300	6,580,506
WMS Industries Inc * †	221,900	6,605,963

		102,116,461

Consumer Staples - 2.33%

Central European Distribution Corp * †	149,400	11,078,010
The Hain Celestial Group Inc * †	379,900	8,920,052

		19,998,062

Energy - 12.77%

Bristow Group Inc * †	91,300	4,518,437
Cal Dive International Inc * †	727,400	10,394,546
Carrizo Oil & Gas Inc * †	159,500	10,860,355
Concho Resources Inc *	321,300	11,984,490
Concho Resources Inc — Restricted * + Ж	27,000	956,745
CVR Energy Inc * †	381,900	7,351,575
Dril-Quip Inc * †	176,900	11,144,700
International Coal Group Inc * †	580,400	7,574,220
Mariner Energy Inc * †	327,400	12,103,978
Petrobank Energy & Resources Ltd * (Canada)	202,400	10,559,655
PetroQuest Energy Inc *	165,400	4,449,260
T-3 Energy Services Inc *	161,900	12,866,193
Uranium One Inc * (Canada)	999,800	4,706,325

		109,470,479

Financials - 5.87%

Affiliated Managers Group Inc * †	94,800	8,537,688
Digital Realty Trust Inc REIT †	217,200	8,885,652
FCStone Group Inc *	119,400	3,334,842
First Mercury Financial Corp *	498,000	8,784,720
Greenhill & Co Inc †	157,500	8,482,950
Investment Technology Group Inc *	122,400	4,095,504
Platinum Underwriters Holdings Ltd (Bermuda)	53,500	1,744,635
Signature Bank * †	252,000	6,491,520

		50,357,511

Health Care - 17.29%

Acorda Therapeutics Inc *	224,600	7,373,618
BioMarin Pharmaceutical Inc * †	263,600	7,639,128
Bruker Corp *	377,300	4,848,305
Cepheid Inc * †	325,800	9,161,496
Community Health Systems Inc * †	310,600	10,243,588
Cubist Pharmaceuticals Inc * †	331,600	5,922,376
Gentiva Health Services Inc * †	512,000	9,753,600
Hologic Inc * †	297,200	6,478,960
ICON PLC ADR * (Ireland)	122,300	9,236,096
Illumina Inc * †	122,800	10,697,108
Insulet Corp * †	272,700	4,289,571
Inverness Medical Innovations Inc * †	139,900	4,640,483
Meridian Bioscience Inc †	353,100	9,505,452
Myriad Genetics Inc * †	48,600	2,212,272
OSI Pharmaceuticals Inc * †	111,500	4,607,180
PAREXEL International Corp * †	419,700	11,042,307
POZEN Inc * †	50,588	550,397
Psychiatric Solutions Inc * †	126,900	4,801,896
Savient Pharmaceuticals Inc * †	276,900	7,005,570
Thoratec Corp * †	482,213	8,385,684
United Therapeutics Corp *	100,100	9,784,775

		148,179,862

Industrials - 16.35%

Actuant Corp ‘A’ †	334,300	10,480,305
Aecom Technology Corp *	392,500	12,768,025
AirTran Holdings Inc * †	827,800	1,688,712
BE Aerospace Inc *	273,400	6,367,486
Bucyrus International Inc	163,700	11,953,374
CLARCOR Inc †	266,600	9,357,660
Esterline Technologies Corp * †	163,200	8,039,232
FTI Consulting Inc * †	179,500	12,288,570
IHS Inc ‘A’ * †	182,900	12,729,840
JA Solar Holdings Co Ltd ADR * (Cayman)	454,700	7,661,695
RBC Bearings Inc * †	282,400	9,409,568
TeleTech Holdings Inc * †	457,400	9,129,704
The Geo Group Inc *	435,400	9,796,500
Titan Machinery Inc * †	245,500	7,689,060
URS Corp *	157,200	6,597,684
Waste Connections Inc *	130,600	4,170,058

		140,127,473

Information Technology - 23.49%

Acme Packet Inc * †	592,600	4,598,576
ANSYS Inc * †	257,300	12,123,976
Atheros Communications Inc * †	357,000	10,710,000
Cavium Networks Inc * †	245,000	5,145,000
Concur Technologies Inc * †	194,500	6,463,235
Cypress Semiconductor Corp * †	189,100	4,680,225
DealerTrack Holdings Inc * †	250,800	3,538,788
Digital River Inc * †	140,400	5,416,632
Emulex Corp *	55,300	644,245
Foundry Networks Inc * †	359,900	4,254,018
Interwoven Inc * †	527,000	6,329,270
Mellanox Technologies Ltd * (Israel)	606,500	8,212,010
Microsemi Corp * †	434,700	10,945,746
NeuStar Inc ‘A’ * †	362,800	7,821,968
NICE Systems Ltd ADR * (Israel)	345,900	10,228,263
Omniture Inc * †	232,200	4,311,954
ON Semiconductor Corp * †	1,071,600	9,826,572
Polycom Inc * †	424,700	10,345,692
SI International Inc *	296,600	6,210,804
Solera Holdings Inc *	441,200	12,203,592
Sonus Networks Inc * †	1,508,800	5,160,096
Synaptics Inc * †	245,700	9,270,261
Synchronoss Technologies Inc * †	273,300	2,467,899
Taleo Corp ‘A’ * †	478,027	9,364,549
Tessera Technologies Inc * †	307,600	5,035,412
THQ Inc * †	495,600	10,040,856
TIBCO Software Inc *	836,800	6,401,520
VeriFone Holdings Inc * †	343,400	4,103,630
Wright Express Corp * †	219,700	5,448,560

		201,303,349

Materials - 2.92%

Major Drilling Group International Inc * (Canada)	86,800	4,256,154
Silgan Holdings Inc †	212,800	10,797,472
Thompson Creek Metals Co Inc (NYSE) * (Canada)	512,200	9,987,900

		25,041,526

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services - 2.64%

Cincinnati Bell Inc * †	2,467,300	$9,819,854
SBA Communications Corp ‘A’ * †	355,000	12,783,550

		22,603,404

Utilities - 1.32%

ITC Holdings Corp †	220,700	11,279,977

Total Common Stocks (Cost $858,250,695)		830,478,104

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.26%

Repurchase Agreement - 3.26%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $27,955,281; collateralized by Federal Home Loan Bank: 2.550% due 09/12/08 and market value $20,265,863; and 2.700% due 09/03/08 and market value $8,251,575)	$27,954,000	27,954,000

Total Short-Term Investment (Cost $27,954,000)		27,954,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.15% (Cost $886,204,695)		858,432,104

	Shares

SECURITIES LENDING COLLATERAL - 32.37%

The Mellon GSL DBT II Collateral Fund 2.701% ê (Cost $277,441,550)	277,441,550	277,441,550

TOTAL INVESTMENTS - 132.52% (Cost $1,163,646,245)		1,135,873,654

OTHER ASSETS & LIABILITIES, NET - (32.52%)		(278,719,961)

NET ASSETS - 100.00%		$857,153,693

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	35.63%
Information Technology	23.49%
Health Care	17.29%
Industrials	16.35%
Energy	12.77%
Consumer Discretionary	11.91%
Financials	5.87%
Materials	2.92%
Telecommunication Services	2.64%
Consumer Staples	2.33%
Utilities	1.32%

132.52%
Other Assets & Liabilities, Net	(32.52%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $956,745 or 0.11% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.11% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
RIGHTS - 0.02%

United Kingdom - 0.02%

Barclays PLC * + Exp. 07/17/08	1,324,392	$74,823
HBOS PLC * Exp. 07/18/08	3,331,284	713,302

		788,125

Total Rights (Cost $0)		788,125

COMMON STOCKS - 97.68%

Australia - 4.17%

Australia & New Zealand Banking Group Ltd +	531,100	9,545,283
BHP Billiton Ltd +	960,000	40,858,018
Commonwealth Bank of Australia +	361,673	13,945,969
Macquarie Airports Ltd † +	8,174,352	16,168,515
Macquarie Infrastructure Group +	5,421,300	12,062,519
National Australia Bank Ltd +	1,120,021	28,439,085
Oxiana Ltd *	6,720,198	16,814,507
Suncorp-Metway Ltd +	799,413	10,017,551

		147,851,447

Austria - 1.08%

voestalpine AG +	469,800	38,446,274

Belgium - 1.39%

Fortis +	1,717,800	27,286,346
KBC Groep NV +	106,400	11,761,632
Solvay SA	77,900	10,190,999

		49,238,977

Bermuda - 0.71%

Catlin Group Ltd +	2,451,200	17,020,642
Orient Overseas International Ltd +	1,623,000	8,129,092

		25,149,734

Canada - 4.10%

Barrick Gold Corp (TSE)	279,600	12,780,382
Canadian Imperial Bank of Commerce	320,067	17,608,864
Gerdau Ameristeel Corp	1,491,300	28,825,658
HudBay Minerals Inc *	385,800	5,361,171
Husky Energy Inc	528,000	25,278,964
Onex Corp	43,230	1,273,116
Petro-Canada	536,000	30,019,574
Teck Cominco Ltd ‘B’ (TSE)	502,162	24,214,284

		145,362,013

Finland - 1.35%

Nokia OYJ +	1,258,300	30,756,571
Stora Enso OYJ ‘R’ +	1,852,100	17,255,439

		48,012,010

France - 12.25%

Air France-KLM +	287,400	6,855,304
Arkema +	248,600	13,962,847
BNP Paribas +	539,500	48,564,258
Compagnie Generale des Etablissements Michelin ‘B’ +	346,600	24,784,045
Credit Agricole SA † +	1,364,573	27,701,458
France Telecom SA +	990,900	29,060,234
Lagardere SCA +	446,800	25,274,879
Renault SA +	478,300	38,927,273
Sanofi-Aventis SA +	685,500	45,550,816
Societe Generale +	380,361	32,976,998
Suez SA +	292,800	19,848,233
Total SA +	974,500	82,948,102
Vallourec SA +	107,700	37,665,998

		434,120,445

Germany - 11.81%

Allianz SE +	342,200	60,145,809
BASF SE +	877,400	60,209,587
Deutsche Bank AG † +	549,600	47,080,951
Deutsche Lufthansa AG † +	1,276,100	27,494,665
Deutsche Telekom AG +	1,458,700	23,954,453
E.ON AG +	347,900	70,084,571
Epcos AG +	439,200	7,132,457
Infineon Technologies AG * +	2,009,200	17,218,257
Muenchener Rueckversicherungs AG † +	232,500	40,782,822
RWE AG +	298,670	37,577,349
Suedzucker AG † +	464,000	8,389,292
TUI AG † +	804,900	18,633,404

		418,703,617

Italy - 3.64%

Banco Popolare SCARL +	557,500	9,848,993
ENI SPA +	1,648,000	61,223,879
Fondiaria-Sai SPA +	365,122	12,032,872
Fondiaria-Sai SPA RNC +	56,199	1,250,508
Telecom Italia SPA † +	8,478,900	16,942,804
Telecom Italia SPA RNC +	6,521,700	10,503,186
UniCredit SPA +	2,817,900	17,140,902

		128,943,144

Japan - 20.04%

Astellas Pharma Inc +	288,400	12,264,262
Canon Inc +	285,100	14,675,785
Dainippon Ink & Chemicals Inc +	2,730,000	7,922,377
East Japan Railway Co +	1,927	15,696,013
Fujitsu Ltd +	5,478,000	40,678,634
Hitachi Ltd +	3,193,000	22,994,309
Honda Motor Co Ltd +	626,600	21,383,771
ITOCHU Corp +	2,338,000	24,927,213
JFE Holdings Inc +	796,900	40,178,265
Kyushu Electric Power Co Inc +	206,900	4,329,333
Mitsubishi Chemical Holdings Corp +	4,339,500	25,268,941
Mitsubishi Corp +	901,800	29,714,960
Mitsui & Co Ltd +	1,342,000	29,619,401
Mitsui Chemicals Inc +	791,000	3,906,123
Mitsui OSK Lines Ltd +	2,568,000	36,624,727
Namco Bandai Holdings Inc +	1,141,700	12,945,863
Nippon Mining Holdings Inc +	2,079,500	13,056,348
Nippon Steel Corp +	3,640,000	19,727,463
Nippon Telegraph & Telephone Corp +	8,673	42,794,974
Nippon Yusen Kabushiki Kaisha +	2,583,000	24,878,958
Nissan Motor Co Ltd +	3,685,500	30,609,845
Oki Electric Industry Co Ltd * +	2,400,000	3,683,008
ORIX Corp +	188,400	26,983,956
Sharp Corp +	2,243,000	36,563,759
Sumitomo Mitsui Financial Group Inc +	6,024	45,301,734
The Tokyo Electric Power Co Inc +	1,525,500	39,279,197
Toshiba Corp +	5,035,000	37,145,909
Tosoh Corp +	2,677,000	10,960,571
Toyota Motor Corp +	763,600	36,044,981

		710,160,680

Luxembourg - 1.68%

ArcelorMittal +	604,800	59,474,705

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Netherlands - 3.02%

ING Groep NV CVA +	1,589,000	$50,240,575
Koninklijke Ahold NV +	2,413,120	32,349,380
Koninklijke BAM Groep NV +	424,600	7,451,342
Koninklijke DSM NV +	30,200	1,770,081
Wolters Kluwer NV +	648,670	15,098,380

		106,909,758

New Zealand - 0.44%

Telecom Corp of New Zealand Ltd +	5,791,000	15,479,912

Norway - 2.14%

Norsk Hydro ASA +	1,452,000	21,172,222
StatoilHydro ASA +	1,470,450	54,862,138

		76,034,360

Singapore - 0.29%

Neptune Orient Lines Ltd +	4,256,000	10,122,740

Spain - 3.10%

Banco Santander SA +	1,789,700	32,755,284
Repsol YPF SA † +	1,108,300	43,494,659
Telefonica SA +	1,273,100	33,691,101

		109,941,044

Sweden - 2.63%

Electrolux AB ‘B’ † +	516,500	6,563,045
Nordea Bank AB +	1,256,800	17,221,321
Svenska Cellulosa AB ‘B’ +	1,869,700	26,307,948
Tele2 AB ‘B’ +	1,149,500	22,353,926
Volvo AB ‘B’ +	1,715,800	20,893,390

		93,339,630

Switzerland - 3.02%

Credit Suisse Group AG +	797,200	36,286,154
Nestle SA +	397,680	17,921,319
Novartis AG +	959,030	52,777,527

		106,985,000

United Kingdom - 20.82%

Antofagasta PLC +	361,000	4,693,983
Associated British Foods PLC +	1,546,200	23,290,166
AstraZeneca PLC +	417,300	17,742,882
Aviva PLC +	2,465,247	24,440,688
Barclays PLC +	6,180,500	35,064,865
BP PLC +	2,611,600	30,269,953
British American Tobacco PLC +	822,200	28,360,808
British Energy Group PLC +	1,400,000	19,695,204
Centrica PLC +	3,855,400	23,712,572
GlaxoSmithKline PLC +	2,477,500	54,767,005
Greene King PLC +	882,900	7,815,625
HBOS PLC +	8,328,210	45,595,333
Home Retail Group PLC +	3,378,000	14,596,985
HSBC Holdings PLC (LI) +	1,853,800	28,543,927
ITV PLC +	8,401,350	7,439,054
Kazakhmys PLC +	348,693	10,994,231
Lloyds TSB Group PLC +	1,678,900	10,300,474
Pearson PLC +	1,206,500	14,702,435
Prudential PLC +	1,423,400	15,013,645
RSA Insurance Group PLC +	5,672,729	14,122,567
Royal Dutch Shell PLC ‘A’ (XAMS) +	2,811,193	114,958,150
Taylor Wimpey PLC +	2,742,600	3,359,691
Tesco PLC +	2,160,100	15,799,619
The Royal Bank of Scotland Group PLC +	10,806,263	46,003,668
Trinity Mirror PLC +	1,786,000	3,851,433
Unilever PLC +	629,000	17,871,048
Vodafone Group PLC +	21,631,425	63,732,873
Xstrata PLC +	516,280	41,127,036

		737,865,920

Total Common Stocks (Cost $3,674,179,531)		3,462,141,410

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.43%

Repurchase Agreement - 1.43%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $50,805,328; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $51,819,488)	$50,803,000	50,803,000

Total Short-Term Investment (Cost $50,803,000)		50,803,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.13% (Cost $3,724,982,531)		3,513,732,535

	Shares

SECURITIES LENDING COLLATERAL - 3.64%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $129,044,929)	129,044,929	129,044,929

TOTAL INVESTMENTS - 102.77% (Cost $3,854,027,460)		3,642,777,464

OTHER ASSETS & LIABILITIES, NET - (2.77%)		(98,400,504)

NET ASSETS - 100.00%		$3,544,376,960

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.35%
Materials	15.30%
Energy	12.87%
Consumer Discretionary	8.99%
Industrials	8.70%
Telecommunication Services	7.29%
Utilities	6.05%
Health Care	5.17%
Short-Term Investment & Securities Lending Collateral	5.07%
Information Technology	4.92%
Consumer Staples	4.06%

102.77%
Other Assets & Liabilities, Net	(2.77%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(b) As of June 30, 2008, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	20.84%
Japan	20.04%
France	12.25%
Germany	11.81%
United States	5.07%
Australia	4.17%
Canada	4.10%
Italy	3.64%
Spain	3.10%
Netherlands	3.02%
Switzerland	3.02%
Sweden	2.63%
Norway	2.14%
Luxembourg	1.68%
Belgium	1.39%
Finland	1.35%
Austria	1.08%
Bermuda	0.71%
New Zealand	0.44%
Singapore	0.29%

102.77%
Other Assets & Liabilities, Net	(2.77%)

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d) Securities with a total aggregate market value of $3,289,848,714 or 92.82% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(e) The amount of $4,416,524 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Dow Jones EURO STOXX 50 (09/08)	659	EUR 23,565,840	($2,024,552)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 121.21%

Consumer Discretionary - 11.63%

Abercrombie & Fitch Co ‘A’	6,780	$424,970
Advance Auto Parts Inc	32,537	1,263,412
Amazon.com Inc *	38,746	2,841,244
Best Buy Co Inc	40,239	1,593,464
Big Lots Inc *	31,812	993,807
Cablevision Systems Corp ‘A’ *	43	972
Clear Channel Communications Inc	8,204	288,781
Comcast Corp ‘A’ ▼	331,982	6,297,699
Dick’s Sporting Goods Inc * ▼	20,395	361,807
Expedia Inc *	7,704	141,600
Family Dollar Stores Inc	79,696	1,589,138
Ford Motor Co * ▼	967,556	4,653,944
Gannett Co Inc	22,359	484,520
Guess? Inc	49,201	1,842,577
H&R Block Inc	50,080	1,071,712
Harman International Industries Inc	6,937	287,122
Hasbro Inc	499	17,824
International Game Technology ▼	162,542	4,060,299
ITT Educational Services Inc * ▼	24,064	1,988,408
John Wiley & Sons Inc ‘A’	50,421	2,270,458
Johnson Controls Inc	352,574	10,111,822
Kohl’s Corp * ▼	46,700	1,869,868
Marriott International Inc ‘A’	54,936	1,441,521
News Corp ‘A’ ▼	1,419,970	21,356,349
Nike Inc ‘B’ ▼	17,064	1,017,185
OfficeMax Inc	57,740	802,586
Penske Auto Group Inc	133,461	1,967,215
Phillips-Van Heusen Corp	43,992	1,610,987
Polo Ralph Lauren Corp	60,577	3,803,024
Service Corp International	86,507	852,959
Snap-On Inc	53,910	2,803,859
Staples Inc	114,818	2,726,928
The Gap Inc	1,162	19,371
The Interpublic Group of Cos Inc *	421,473	3,624,668
The TJX Cos Inc	41,494	1,305,816
The Walt Disney Co ▼	172,948	5,395,978
Time Warner Cable Inc ‘A’ *	55,876	1,479,596
Time Warner Inc ▼	936,757	13,864,004
Toll Brothers Inc * ▼	16,760	313,915
VF Corp ▼	33,199	2,363,105
Viacom Inc ‘B’ *	15,510	473,675
Virgin Media Inc	158,184	2,152,884
Wyndham Worldwide Corp	119,669	2,143,272
Yum! Brands Inc	20,600	722,854

		116,697,199

Consumer Staples - 12.10%

Altria Group Inc	184,045	3,783,965
Anheuser-Busch Cos Inc	23,872	1,482,929
Archer-Daniels-Midland Co ▼	162,465	5,483,194
Brown-Forman Corp ‘B’	50,610	3,824,598
Coca-Cola Enterprises Inc ▼	224,461	3,883,175
Colgate-Palmolive Co ▼	62,687	4,331,672
Corn Products International Inc	4,944	242,800
Costco Wholesale Corp ▼	93,468	6,555,846
CVS Caremark Corp	122,335	4,840,796
Dean Foods Co *	105,426	2,068,458
General Mills Inc ▼	77,939	4,736,353
Kraft Foods Inc ‘A’ ▼	116,825	3,323,671
Molson Coors Brewing Co ‘B’ ▼	86,443	4,696,448
Phillip Morris International Inc ▼	176,889	8,736,548
Safeway Inc ▼	478,251	13,654,066
SYSCO Corp ▼	252,214	6,938,407
The Coca-Cola Co ▼	159,869	8,309,991
The Kroger Co ▼	148,941	4,299,927
The Procter & Gamble Co ▼	232,666	14,148,419
Tyson Foods Inc ‘A’ ▼	478,904	7,154,826
Walgreen Co	80,583	2,619,753
Wal-Mart Stores Inc ▼	107,190	6,024,078
Wm. Wrigley Jr. Co	3,204	249,207

		121,389,127

Energy - 18.22%

Anadarko Petroleum Corp	27,300	2,043,132
Apache Corp ▼	31,704	4,406,856
Arch Coal Inc	14,736	1,105,642
Baker Hughes Inc ▼	45,169	3,945,060
Chevron Corp ▼	292,235	28,969,256
ConocoPhillips ▼	58,191	5,492,648
Devon Energy Corp	28,899	3,472,503
Exxon Mobil Corp ▼	581,672	51,262,753
Foundation Coal Holdings Inc	3,492	309,321
Halliburton Co ▼	115,425	6,125,605
Hess Corp	4,121	520,029
Marathon Oil Corp	87,335	4,530,067
Murphy Oil Corp ▼	87,909	8,619,477
National Oilwell Varco Inc * ▼	58,730	5,210,526
Noble Corp (Cayman)	19,813	1,287,052
Noble Energy Inc ▼	73,880	7,429,373
Occidental Petroleum Corp	104,013	9,346,608
Pioneer Natural Resources Co ▼	88,014	6,889,736
Schlumberger Ltd ▼ (Netherlands)	206,086	22,139,819
The Williams Cos Inc ▼	2,472	99,646
Transocean Inc * (Cayman)	5,500	838,145
Ultra Petroleum Corp * (Canada)	11,490	1,128,318
XTO Energy Inc	112,759	7,725,119

		182,896,691

Financials - 17.56%

ACE Ltd (Cayman)	813	44,788
Aflac Inc	19,361	1,215,871
Alexandria Real Estate Equities Inc REIT ▼	21,179	2,061,564
American Express Co ▼	106,298	4,004,246
American International Group Inc	18,624	492,791
Ameriprise Financial Inc ▼	19,991	813,034
Apartment Investment & Management Co ‘A’ REIT ▼	82,915	2,824,085
Arthur J. Gallagher & Co	20,188	486,531
AvalonBay Communities Inc REIT ▼	65,063	5,801,017
AXIS Capital Holdings Ltd ▼ (Bermuda)	31,300	933,053
Bank of America Corp	313,012	7,471,596
BOK Financial Corp	33,967	1,815,536
Boston Properties Inc REIT ▼	69,055	6,230,142
Capital One Financial Corp ▼	38,450	1,461,485
CIT Group Inc	29,500	200,895
Citigroup Inc	225,831	3,784,928
CME Group Inc ▼	3,963	1,518,582
Colonial Properties Trust REIT	7,820	156,556
Comerica Inc	15,937	408,465
Discover Financial Services	65,304	860,054
Fannie Mae ▼	41,800	815,518
Franklin Resources Inc	5,540	507,741
Freddie Mac ▼	45,131	740,148
Genworth Financial Inc ‘A’ ▼	42,911	764,245
Host Hotels & Resorts Inc REIT	246,654	3,366,827
Janus Capital Group Inc	132,246	3,500,552
Jones Lang LaSalle Inc	11,145	670,818
JPMorgan Chase & Co ▼	285,233	9,786,344
KeyCorp	137,800	1,513,044
Lehman Brothers Holdings Inc	22,800	451,668
Lincoln National Corp ▼	10,197	462,128
Loews Corp ▼	234,599	11,002,693
Marsh & McLennan Cos Inc	76,493	2,030,889
Merrill Lynch & Co Inc	51,291	1,626,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
MetLife Inc ▼	95,509	$5,040,010
Morgan Stanley	128,646	4,640,261
Northern Trust Corp ▼	1,499	102,786
Nymex Holdings Inc	28,999	2,449,836
NYSE Euronext ▼	134,696	6,823,699
Principal Financial Group Inc ▼	29,078	1,220,404
Public Storage REIT	7,185	580,476
Rayonier Inc REIT ▼	173,430	7,363,838
Renaissance Re Holdings Ltd ▼ (Bermuda)	90,560	4,045,315
State Street Corp ▼	126,558	8,098,446
SunTrust Banks Inc	7,702	278,966
T. Rowe Price Group Inc	8,724	492,644
TD Ameritrade Holding Corp * ▼	68,353	1,236,506
The Allstate Corp	15,903	725,018
The Bank of New York Mellon Corp ▼	293,214	11,092,286
The Charles Schwab Corp ▼	406,019	8,339,630
The Chubb Corp ▼	103,735	5,084,052
The Colonial Banc Group Inc	241,428	1,067,112
The Goldman Sachs Group Inc ▼	45,175	7,901,108
The Hartford Financial Services Group Inc ▼	13,959	901,333
The NASDAQ OMX Group Inc *	563	14,948
The Travelers Cos Inc	50,201	2,178,723
U.S. Bancorp ▼	135,192	3,770,505
Unum Group	88,924	1,818,496
Wachovia Corp ▼	92,941	1,443,374
Wells Fargo & Co	261,784	6,217,370
White Mountains Insurance Group Ltd (Bermuda)	4,172	1,789,788
Zions Bancorp ▼	53,691	1,690,730

		176,231,932

Health Care - 15.19%

Abbott Laboratories ▼	192,052	10,172,994
Aetna Inc ▼	161,619	6,550,418
AmerisourceBergen Corp ▼	235,331	9,410,887
Amgen Inc * ▼	102,076	4,813,905
Applera Corp-Applied Biosystems Group	114,035	3,817,892
Baxter International Inc	46,642	2,982,289
Boston Scientific Corp *	41,862	514,484
Bristol-Myers Squibb Co ▼	306,342	6,289,201
C.R. Bard Inc ▼	27,261	2,397,605
Cardinal Health Inc ▼	242,299	12,497,782
Celgene Corp *	64,033	4,089,788
CIGNA Corp ▼	140,381	4,968,083
Covance Inc *	483	41,548
Covidien Ltd (Bermuda)	55,491	2,657,464
Genentech Inc *	28,976	2,199,278
Genzyme Corp *	49,578	3,570,608
Gilead Sciences Inc *	83,543	4,423,602
Health Management Associates Inc ‘A’ *	83,379	542,797
HLTH Corp *	64,064	725,204
Hologic Inc *	65,600	1,430,080
Humana Inc *	85,628	3,405,426
Laboratory Corp of America Holdings *	6,900	480,447
McKesson Corp ▼	172,731	9,657,390
Medco Health Solutions Inc * ▼	237,546	11,212,171
Medtronic Inc ▼	123,719	6,402,458
Merck & Co Inc	337,029	12,702,623
Pfizer Inc ▼	49,170	859,000
Schering-Plough Corp ▼	317,445	6,250,492
Stryker Corp ▼	134,547	8,460,315
Tenet Healthcare Corp *	145,384	808,335
United Health Group Inc	84,277	2,212,271
Well Point Inc *	96,456	4,597,093
Zimmer Holdings Inc *	18,550	1,262,328

		152,406,258

Industrials - 14.30%

AGCO Corp *	26,727	1,400,762
Allied Waste Industries Inc *	149,348	1,884,772
Armstrong World Industries Inc	2,706	79,069
Burlington Northern Santa Fe Corp	7,328	731,994
C.H. Robinson Worldwide Inc ▼	150,710	8,264,936
Caterpillar Inc ▼	48,385	3,571,781
Cooper Industries Ltd ‘A’ (Bermuda)	13,419	530,050
Cummins Inc	12,942	847,960
Danaher Corp ▼	105,495	8,154,764
FedEx Corp ▼	100,711	7,935,020
Flowserve Corp	17,379	2,375,709
Fluor Corp ▼	5,154	959,056
General Electric Co ▼	467,639	12,481,285
Harsco Corp	56,849	3,093,154
Hertz Global Holdings Inc *	79,688	765,005
Honeywell International Inc	16,062	807,597
Hubbell Inc ‘B’	865	34,488
Jacobs Engineering Group Inc *	25,390	2,048,973
KBR Inc	82,719	2,887,720
Kennametal Inc	24,849	808,835
Lennox International Inc	360	10,426
Lockheed Martin Corp ▼	69,667	6,873,346
Manpower Inc ▼	89,796	5,229,719
Norfolk Southern Corp	273,367	17,131,910
Northrop Grumman Corp	46,906	3,138,011
PACCAR Inc	49,960	2,089,827
Parker-Hannifin Corp	35,065	2,500,836
Precision Castparts Corp	9,141	880,918
Quanta Services Inc *	80,715	2,685,388
Raytheon Co	18,482	1,040,167
RR Donnelley & Sons Co	34,763	1,032,113
Southwest Airlines Co	256,529	3,345,138
Steelcase Inc ‘A’	6,649	66,689
The Boeing Co ▼	236,745	15,558,881
The Manitowoc Co Inc	5,760	187,373
The Timken Co	88,616	2,919,011
Trinity Industries Inc	10,590	367,367
Union Pacific Corp	14,190	1,071,345
United Parcel Service Inc ‘B’ ▼	70,356	4,324,783
United Technologies Corp ▼	198,746	12,262,628
W.W. Grainger Inc	9,090	743,562
WESCO International Inc *	10,017	401,081

		143,523,449

Information Technology - 18.98%

Accenture Ltd ‘A’ (Bermuda)	80,391	3,273,522
Altera Corp ▼	100,460	2,079,522
Amdocs Ltd * (United Kingdom)	703	20,682
Apple Inc * ▼	37,963	6,356,525
Applied Materials Inc	27,900	532,611
Avnet Inc *	482	13,149
AVX Corp	2,209	24,984
Broadcom Corp ‘A’ * ▼	19,991	545,554
Broadridge Financial Solutions Inc	19,437	409,149
CA Inc	151,174	3,490,608
Cisco Systems Inc * ▼	761,591	17,714,607
Computer Sciences Corp *	716	33,537
Convergys Corp *	121,684	1,808,224
Corning Inc ▼	659,238	15,195,436
Cypress Semiconductor Corp *	11,918	294,970
Dell Inc * ▼	73,503	1,608,246
eBay Inc *	10,573	288,960
Electronic Data Systems Corp ▼	305,190	7,519,882
Fairchild Semiconductor International Inc *	12,430	145,804
Google Inc ‘A’ * ▼	16,595	8,735,940
Hewlett-Packard Co ▼	606,211	26,800,588
Ingram Micro Inc ‘A’ *	36,855	654,176

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
International Business Machines Corp ▼	81,642	$9,677,026
Intersil Corp ‘A’	24,962	607,076
Jabil Circuit Inc	779	12,783
KLA-Tencor Corp ▼	72,881	2,966,986
MasterCard Inc ‘A’	2,716	721,152
Microsoft Corp ▼	943,043	25,943,113
Molex Inc	47,913	1,169,556
Motorola Inc	144,992	1,064,241
National Semiconductor Corp	58,851	1,208,800
NetApp Inc * ▼	13,933	301,789
Oracle Corp * ▼	173,560	3,644,760
Paychex Inc ▼	16,077	502,889
QUALCOMM Inc ▼	109,548	4,860,645
Sun Microsystems Inc * ▼	669,119	7,280,015
Synopsys Inc *	166,966	3,992,157
Tech Data Corp *	62,445	2,116,261
Texas Instruments Inc ▼	440,103	12,393,300
The Western Union Co	163,571	4,043,475
Unisys Corp *	1,694	6,691
Vishay Intertechnology Inc *	227,895	2,021,429
Xilinx Inc	196,458	4,960,564
Yahoo! Inc * ▼	164,883	3,406,483

		190,447,867

Materials - 4.68%

AK Steel Holding Corp	6,787	468,303
Cabot Corp ▼	141,177	3,432,013
CF Industries Holdings Inc	3,576	546,413
Chemtura Corp	4,804	28,055
Crown Holdings Inc *	1,417	36,828
Ecolab Inc	70,355	3,024,561
Freeport-McMoRan Copper & Gold Inc	31,690	3,713,751
Monsanto Co ▼	77,282	9,771,536
Nalco Holding Co ▼	335,450	7,094,768
Newmont Mining Corp	85,585	4,464,114
Nucor Corp	10,977	819,653
Potash Corp of Saskatchewan Inc (Canada)	5,678	1,297,820
Praxair Inc	52,192	4,918,574
Rohm & Haas Co	23,636	1,097,656
United States Steel Corp	34,052	6,292,129

		47,006,174

Telecommunication Services - 4.44%

AT&T Inc ▼	810,659	27,311,102
MetroPCS Communications Inc *	41,876	741,624
NII Holdings Inc *	8,439	400,768
Qwest Communications International Inc	33,730	132,559
Sprint Nextel Corp	59,000	560,500
Telephone & Data Systems Inc ▼	103,323	4,884,078
Verizon Communications Inc	298,822	10,578,299

		44,608,930

Utilities - 4.11%

Alliant Energy Corp	17,625	603,832
American Electric Power Co Inc	87,533	3,521,453
CMS Energy Corp ▼	322,444	4,804,416
Constellation Energy Group Inc ▼	14,236	1,168,776
Dynegy Inc ‘A’ *	228,964	1,957,642
Edison International	61,258	3,147,436
Exelon Corp	45,600	4,102,176
FirstEnergy Corp	46,988	3,868,522
FPL Group Inc ▼	28,067	1,840,634
MDU Resources Group Inc	14,886	518,926
Nicor Inc ▼	83,408	3,552,347
Northeast Utilities Inc	84	2,145
NRG Energy Inc *	25,400	1,089,660
PG&E Corp ▼	109,606	4,350,262
Reliant Energy Inc * ▼	244,712	5,205,024
Sempra Energy	4,879	275,420
Sierra Pacific Resources ▼	100,358	1,275,550

		41,284,221

Total Common Stocks (Cost $1,318,445,338)		1,216,491,848

	Principal
	Amount

U.S. TREASURY OBLIGATION - 0.07%

U.S. Treasury Notes - 0.07%

4.875% due 06/30/09 ‡	$665,000	681,469

Total U.S. Treasury Obligation (Cost $681,035)		681,469

SHORT-TERM INVESTMENTS - 1.54%

U.S. Treasury Bills - 0.13%

1.950% due 12/04/08 ‡	1,300,000	1,288,327

Repurchase Agreement - 1.41%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $14,153,649; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $14,440,256) 1	4,153,000	14,153,000

Total Short-Term Investments (Cost $15,442,110)		15,441,327

TOTAL INVESTMENTS - 122.82% (Cost $1,334,568,483)		1,232,614,644

TOTAL SECURITIES SOLD SHORT — (23.07%) (Proceeds $249,832,056)		(231,518,195)

OTHER ASSETS & LIABILITIES, NET - 0.25%		2,509,560

NET ASSETS - 100.00%		$1,003,606,009

SECURITIES SOLD SHORT

	Shares
COMMON STOCKS - 23.07%

Consumer Discretionary - 4.19%

Advance Auto Parts Inc	2,260	$87,756
Apollo Group Inc ‘A’	65,960	2,919,390
AutoNation Inc	49,513	496,120
AutoZone Inc	10,157	1,229,099
Career Education Corp	30,328	443,092
Carnival Corp (Panama)	12,934	426,305
CBS Corp ‘B’	88,301	1,720,986
Central European Media Enterprise Ltd (Bermuda)	68,428	6,194,787

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
CTC Media Inc	14,813	$365,289
D.R. Horton Inc	7,145	77,523
Dick’s Sporting Goods Inc *	20,382	361,577
Discovery Holding Co ‘A’	185,546	4,074,590
Ford Motor Co *	411,484	1,979,238
Gentex Corp	28,965	418,255
ITT Educational Services Inc *	25,664	2,120,616
KB Home	12,340	208,916
Las Vegas Sands Corp	17,646	837,126
Leggett & Platt Inc	8,545	143,300
Liz Claiborne Inc	28,830	407,944
Meredith Corp	7,082	200,350
Mohawk Industries Inc	11,183	716,830
Nordstrom Inc	32,549	986,235
O’Reilly Automotive Inc	34,617	773,690
Ross Stores Inc	36,673	1,302,625
Scientific Games Corp ‘A’	83,233	2,465,361
Target Corp	28,057	1,304,370
The E.W. Scripps Co ‘A’	175,455	7,288,400
The Gap Inc	27,073	451,307
The Ryland Group Inc	8,693	189,594
Tiffany & Co	9,790	398,942
Toll Brothers Inc *	45,578	853,676
Urban Outfitters Inc	16,912	527,485
Weight Watchers International Inc	3,047	108,504
Wynn Resorts Ltd	119	9,681

		42,088,959

Consumer Staples - 1.03%

ConAgra Foods Inc	65,054	1,254,241
Dr Pepper Snapple Group Inc	46,135	967,912
Energizer Holdings Inc	1,070	78,206
Hansen Natural Corp	17,490	504,062
Lorillard Inc	740	51,178
PepsiCo Inc	15,346	975,852
SUPERVALU Inc	23,145	714,949
The Clorox Co	1,007	52,565
The Estee Lauder Cos Inc ‘A’	32,841	1,525,464
The Hershey Co	54,053	1,771,857
The Pepsi Bottling Group Inc	41,099	1,147,484
UST Inc	18,492	1,009,848
Whole Foods Market Inc	13,471	319,128

		10,372,746

Energy - 2.59%

Chesapeake Energy Corp	11,683	770,611
Continental Resources Inc	56,978	3,949,715
Diamond Offshore Drilling Inc	23,535	3,274,660
ENSCO International Inc	55,763	4,502,305
Overseas Shipholding Group Inc	24,196	1,924,066
Rowan Cos Inc	18,793	878,573
Teekay Corp	89,271	4,033,264
Unit Corp	79,682	6,611,216

		25,944,410

Financials - 3.83%

Affiliated Managers Group Inc	7,573	682,024
Associated Banc-Corp	9,375	180,844
Astoria Financial Corp	16,570	332,726
BancorpSouth Inc	22,695	396,936
BB&T Corp	10,336	235,351
CapitalSource Inc REIT	60,005	664,855
CBL & Associates Properties Inc REIT	65,679	1,500,108
CIT Group Inc	42,261	287,797
Conseco Inc	126,200	1,251,904
Douglas Emmett Inc REIT	71,731	1,575,930
Equity Residential REIT	46,432	1,776,953
Federated Investors Inc ‘B’	37,131	1,278,049
Fidelity National Financial Inc ‘A’	12,260	154,476
First Horizon National Corp	256,918	1,908,901
Guaranty Financial Group Inc	216	1,160
Home Properties Inc REIT	15,054	723,495
Hudson City Bancorp Inc	144,191	2,405,106
IntercontinentalExchange Inc	1,005	114,570
Jefferies Group Inc	257,908	4,338,013
Lehman Brothers Holdings Inc	55,738	1,104,170
Leucadia National Corp	84,115	3,948,358
Markel Corp	169	62,023
MBIA Inc	150,996	662,872
Mercury General Corp	2,606	121,752
Merrill Lynch & Co Inc	9,789	310,409
MF Global Ltd (Bermuda)	29,953	189,003
MGIC Investment Corp	729	4,454
MSCI Inc ‘A’	172	6,242
Public Storage REIT	10,848	876,410
SLM Corp	20,134	389,593
Sovereign Bancorp Inc	109,273	804,249
The NASDAQ OMX Group Inc *	27,555	731,585
The PMI Group Inc	161,848	315,604
UDR Inc REIT	187,015	4,185,396
Ventas Inc REIT	66,119	2,814,686
Washington Mutual Inc	136,049	670,722
Wilmington Trust Corp	38,506	1,018,099
XL Capital Ltd ‘A’ (Cayman)	18,235	374,912

		38,399,737

Health Care - 3.68%

AmerisourceBergen Corp	39,310	1,572,007
Amylin Pharmaceuticals Inc	20,994	533,038
Barr Pharmaceuticals Inc	33,922	1,529,204
Becton Dickinson & Co	29,915	2,432,090
Cephalon Inc	390	26,009
Express Scripts Inc	22,440	1,407,437
Genentech Inc *	11,720	889,548
Gen-Probe Inc	9,759	463,357
Genzyme Corp *	7,186	517,536
Hill-Rom Holdings Inc	598	16,134
Humana Inc *	33,533	1,333,607
ImClone Systems Inc	99,258	4,015,979
Intuitive Surgical Inc	9,139	2,462,047
Johnson & Johnson	21,266	1,368,254
Kinetic Concepts Inc	656	26,181
King Pharmaceuticals Inc	4,255	44,550
LifePoint Hospitals Inc	75,779	2,144,546
Lincare Holdings Inc	93,465	2,654,406
Mylan Inc	391,663	4,727,372
Omnicare Inc	61,603	1,615,231
Quest Diagnostics Inc	10,409	504,524
St. Jude Medical Inc	59,933	2,450,061
The Medicines Co	27,468	544,416
Varian Medical Systems Inc	32,140	1,666,459
VCA Antech Inc	19,465	540,738
Waters Corp	21,878	1,411,131

		36,895,862

Industrials - 3.32%

Alliant Techsystems Inc	33,049	3,360,422
AMR Corp	447,910	2,293,299
Continental Airlines Inc ‘B’	82,646	835,551
Copart Inc	32,531	1,392,977
CSX Corp	56,200	3,529,922
Deere & Co	9,940	716,972
Emerson Electric Co	36,960	1,827,672
General Dynamics Corp	29,800	2,509,160
Heartland Express Inc	96,070	1,432,404
Illinois Tool Works Inc	59,113	2,808,459
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	26,060	975,426
ITT Corp	52,115	3,300,443

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
J.B. Hunt Transport Services Inc	17,886	$595,246
Knight Transportation Inc	29,228	534,872
MSC Industrial Direct Co Inc ‘A’	26,144	1,153,213
Parker-Hannifin Corp	11,323	807,556
Pitney Bowes Inc	1,723	58,754
Stericycle Inc	31,945	1,651,556
Teleflex Inc	177	9,839
The Corporate Executive Board Co	18,266	768,085
The Dun & Bradstreet Corp	5,676	497,445
The Toro Co	8,905	296,269
Tyco International Ltd (Bermuda)	38,674	1,548,507
Werner Enterprises Inc	23,361	434,047

		33,338,096

Information Technology - 1.34%

Alliance Data Systems Corp	6,824	385,897
Dolby Laboratories Inc ‘A’	54,521	2,197,196
eBay Inc *	17,860	488,114
Fiserv Inc	777	35,252
Intel Corp	46,643	1,001,892
International Rectifier Corp	18,668	358,426
Lam Research Corp	91,805	3,318,751
Linear Technology Corp	11,766	383,219
Microchip Technology Inc	52,529	1,604,237
Paychex Inc	24,866	777,808
Rambus Inc	18,515	353,081
salesforce.com inc	44	3,002
Seagate Technology LLC (Cayman)	28,921	553,259
Silicon Laboratories Inc	679	24,505
Western Digital Corp	4,033	139,259
Zebra Technologies Corp ‘A’	56,224	1,835,151

		13,459,049

Materials - 2.02%

Cleveland-Cliffs Inc	21,890	2,609,069
Eagle Materials Inc	34,614	876,773
H.B. Fuller Co	78,526	1,762,123
International Paper Co	75,021	1,747,989
Louisiana-Pacific Corp	238,464	2,024,559
Nalco Holding Co	23,619	499,543
Nova Chemicals Corp (Canada)	63,829	1,574,661
Nucor Corp	29,636	2,212,920
OM Group Inc	19,077	625,535
Packaging Corp of America	185,787	3,996,278
Terra Industries Inc	39,858	1,966,992
Weyerhaeuser Co	7,603	388,817

		20,285,259

Telecommunication Services - 0.57%

Citizens Communications Co	98,450	1,116,423
Embarq Corp	23,971	1,133,109
Windstream Corp	281,140	3,469,268

		5,718,800

Utilities - 0.50%

Duke Energy Corp	74,191	1,289,440
SCANA Corp	64,793	2,397,341
Southern Co	38,044	1,328,496

		5,015,277

Total Common Stocks (Proceeds $249,832,056)		231,518,195

TOTAL SECURITIES SOLD SHORT - 23.07% (Proceeds $249,832,056)		$231,518,195

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

			Net
	Long	Short	Exposure
Information Technology	18.98%	(1.34%)	17.64%
Energy	18.22%	(2.59%)	15.63%
Financials	17.56%	(3.83%)	13.73%
Health Care	15.19%	(3.68%)	11.51%
Industrials	14.30%	(3.32%)	10.98%
Consumer Staples	12.10%	(1.03%)	11.07%
Consumer Discretionary	11.63%	(4.19%)	7.44%
Materials	4.68%	(2.02%)	2.66%
Telecommunication Services	4.44%	(0.57%)	3.87%
Utilities	4.11%	(0.50%)	3.61%
Short-Term Investments	1.54%	—	1.54%
U.S. Treasury Obligation	0.07%	—	0.07%

	122.82%	(23.07%)	99.75%

Securities Sold Short	(23.07%)
Other Assets & Liabilities, Net	0.25%

	100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with an aggregate market value of $1,969,796 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P500 (09/08)	98	$32,741,038	($1,354,508)

(d) Securities with an aggregate market value of $727,408,235 were pledged as collateral for securities sold short as of June 30, 2008.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.40%

Germany - 0.40%

Fresenius SE +	45,042	$3,906,506

Total Preferred Stocks (Cost $2,631,334)		3,906,506

COMMON STOCKS - 96.49%

Australia - 5.66%

Aditya Birla Minerals Ltd † +	1,562,445	3,268,294
Ansell Ltd +	406,050	3,605,261
Ausenco Ltd +	294,720	4,301,628
Australian Worldwide Exploration Ltd * † +	1,134,136	4,522,514
Bank of Queensland Ltd +	110,928	1,382,377
Bradken Ltd † +	464,900	3,828,657
Felix Resources Ltd +	29,172	474,786
Flight Centre Ltd +	178,800	2,860,407
Goodman Fielder Ltd +	996,700	1,342,936
Incitec Pivot Ltd +	64,072	11,345,260
Macmahon Holdings Ltd † +	1,535,500	2,444,612
Mount Gibson Iron Ltd * +	1,535,500	4,566,386
OneSteel Ltd +	518,659	3,697,052
PanAust Ltd * † +	3,678,746	3,571,535
Panoramic Resources Ltd +	748,600	2,888,230
Ramsay Health Care Ltd † +	137,600	1,146,198

		55,246,133

Austria - 0.14%

EVN AG +	40,610	1,402,832

Belgium - 1.36%

Ackermans & Van Haaren NV +	49,497	5,002,058
D’ieteren SA +	7,980	2,200,446
Telenet Group Holding NV * +	90,728	2,050,559
Umicore +	81,600	4,013,389

		13,266,452

Bermuda - 1.51%

Hiscox Ltd +	350,000	1,444,442
Jinhui Shipping & Transportation Ltd † +	506,700	4,909,444
Kerry Properties Ltd +	74,000	389,173
Pacific Basin Shipping Ltd +	3,939,000	5,636,219
West Siberian Resources Ltd GDR * +	1,732,500	2,408,517

		14,787,795

Canada - 7.90%

Addax Petroleum Corp	81,900	3,954,846
Atco Ltd ‘I’	61,100	3,120,013
Eastern Platinum Ltd *	1,690,600	4,642,228
Energy Savings Income Fund	355,900	4,921,242
Gerdau Ameristeel Corp	17,100	330,530
Home Capital Group Inc	77,700	3,009,856
Industrial Alliance Insurance & Financial Services Inc	108,200	3,634,255
Inmet Mining Corp	30,900	2,050,909
Laurentian Bank of Canada	87,600	3,602,966
Major Drilling Group International Inc *	79,500	3,898,205
Mercator Minerals Ltd *	218,400	2,606,578
Neo Material Technologies Inc *	893,800	3,856,742
Oilexco Inc *	309,400	5,904,603
Pan Orient Energy Corp *	279,800	2,798,823
Pembina Pipeline Income Fund	246,550	4,330,402
Quadra Mining Ltd *	184,500	3,841,262
Rothmans Inc	170,000	4,517,995
Saputo Inc	11,400	325,778
Sierra Wireless Inc *	209,400	3,065,943
Superior Plus Income Fund	223,000	2,523,703
Thompson Creek Metals Co Inc (TSE) *	161,700	3,158,835
WestJet Airlines Ltd *	277,800	3,419,035
Westshore Terminals Income Fund	188,600	3,656,587

		77,171,336

Cyprus - 0.43%

Deep Sea Supply PLC † +	1,154,800	4,255,741

Denmark - 1.00%

East Asiatic Co Ltd AS † +	46,725	3,225,813
H Lundbeck AS +	222,400	5,052,068
TrygVesta AS +	21,250	1,499,882

		9,777,763

Finland - 2.02%

Konecranes OYJ +	86,700	3,559,848
Nokian Renkaat OYJ +	144,900	6,872,913
Orion OYJ ‘B’ +	130,337	2,588,602
Outotec OYJ +	67,300	4,262,460
Wartsila OYJ +	38,900	2,429,022

		19,712,845

France - 5.83%

Beneteau SA +	116,300	2,526,840
Capgemini SA +	78,191	4,584,145
Casino Guichard Perrachon SA † +	48,000	5,420,607
CNP Assurances +	33,700	3,799,572
Eramet +	7,600	7,511,539
IMS International Metal Service +	148,300	5,006,239
Lagardere SCA +	115,500	6,533,681
Rallye SA +	119,855	7,014,738
Rexel SA † +	72,600	1,017,994
SEB SA +	138,414	8,103,234
Thales SA +	31,800	1,808,844
UBISOFT * +	40,800	3,568,047

		56,895,480

Germany - 11.26%

Adidas AG +	89,750	5,654,641
AMB Generali Holding AG † +	21,582	3,888,177
Bauer AG † +	71,100	6,825,608
Centrotherm Photovoltaics AG +	20,000	1,872,993
Demag Cranes AG +	56,300	2,673,400
Duerr AG +	9,400	383,577
Fresenius Medical Care AG & Co KGaA +	78,132	4,295,015
GEA Group AG +	110,722	3,893,619
Gerresheimer AG +	85,640	4,451,314
Gildemeister AG † +	267,329	7,572,276
Hannover Rueckversicherung AG +	82,050	4,040,347
Kloeckner & Co AG † +	105,300	6,004,118
KUKA AG +	87,900	2,854,854
Leoni AG +	149,735	6,412,802
Phoenix Solar AG † +	56,935	4,289,256
Q-Cells AG * +	16,750	1,693,643
Rheinmetall AG +	25,550	1,844,728
Salzgitter AG +	38,000	6,955,156
SGL Carbon AG * +	124,809	8,702,419
Sixt AG +	15,000	591,777
Stada Arzneimittel AG † +	109,718	7,864,731
Tognum AG +	110,650	2,962,944
TUI AG † +	123,450	2,857,863
Vossloh AG † +	48,900	6,365,607
Wacker Chemie AG +	24,100	5,053,304

		110,004,169

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Greece - 1.53%

Alapis Holding Industrial & Commercial SA +	1,714,310	$4,699,286
Folli-Follie SA +	79,110	1,844,906
Neochimiki LV Lavrentiadis SA +	118,590	3,547,646
Sidenor SA	318,969	4,866,254

		14,958,092

Hong Kong - 0.76%

CITIC International Financial Holdings Ltd * +	4,847,000	3,709,516
Hang Lung Group Ltd +	844,000	3,764,265

		7,473,781

Ireland - 1.48%

Iaws Group PLC +	302,588	7,566,252
Kerry Group PLC ‘A’ +	178,100	5,257,033
United Drug PLC +	292,300	1,622,995

		14,446,280

Italy - 3.35%

A2A SPA † +	347,700	1,269,503
Brembo SPA +	482,299	4,989,548
Gruppo Coin SPA * +	56,700	283,026
Maire Tecnimont SPA +	1,246,377	8,344,124
Prysmian SPA +	221,200	5,584,306
Recordati SPA +	646,964	5,025,934
Trevi Finanziaria SPA +	283,934	7,244,460

		32,740,901

Japan - 15.41%

Aiful Corp † +	274,450	3,174,892
Alfresa Holdings Corp +	84,100	6,019,146
Aozora Bank Ltd +	1,214,000	2,777,006
Daifuku Co Ltd +	207,000	2,040,377
DCM Japan Holdings Co Ltd +	249,500	1,793,633
Exedy Corp +	117,800	3,104,852
Fuji Machine Manufacturing Co Ltd +	4,800	95,850
Fuji Oil Co Ltd +	209,400	2,047,296
Gourmet Navigator Inc † +	538	1,112,886
Hitachi Software Engineering Co Ltd +	77,700	1,712,141
Hosiden Corp † +	254,500	5,427,586
Hosokawa Micron Corp † +	292,000	2,063,267
IT Holdings Corp *	100,000	2,010,642
Itochu Techno-Solutions Corp +	50,300	1,634,545
J-Oil Mills Inc +	166,000	603,681
Kakaku.com Inc +	602	1,793,264
Kinden Corp +	634,000	6,400,340
Koito Manufacturing Co Ltd +	290,000	4,031,593
Kuroda Electric Co Ltd +	287,200	4,271,831
Kyowa Exeo Corp +	446,000	4,138,702
Matsumotokiyoshi Holdings Co Ltd +	156,700	3,360,569
Miraca Holdings Inc +	141,200	3,382,877
Mitsubishi Paper Mills Ltd +	1,245,000	3,265,448
Mitsubishi UFJ Lease & Finance Co Ltd +	71,200	3,093,725
Nachi-Fujikoshi Corp +	904,000	3,518,176
NHK Spring Co Ltd +	352,000	2,809,244
Nichirei Corp +	533,000	2,738,598
Nifco Inc +	161,800	3,826,340
Nippon Denko Co Ltd +	688,000	7,928,462
Nipro Corp +	230,000	3,903,634
Ohara Inc +	165,600	2,959,705
Oki Electric Industry Co Ltd * +	629,000	965,255
Rohto Pharmaceutical Co Ltd +	144,000	1,646,987
Sanden Corp +	422,000	1,903,423
Sanki Engineering Co Ltd +	397,000	3,236,417
Shimachu Co Ltd +	108,800	2,652,448
Shinko Plantech Co Ltd +	319,200	4,934,742
TBK Co Ltd +	109,000	465,580
The Nippon Synthetic Chemical Industry Co Ltd +	604,000	3,068,228
The Nishi-Nippon City Bank Ltd +	1,347,000	4,017,222
The Nisshin Oillio Group Ltd +	769,000	3,242,119
The Okinawa Electric Power Co Inc +	100,500	4,971,835
Toho Pharmaceutical Co Ltd † +	302,600	5,831,981
Tomy Co Ltd +	201,400	1,298,602
Toyo Tire & Rubber Co Ltd +	1,082,000	3,447,810
Toyoda Gosei Co Ltd +	185,000	5,413,945
TS Tech Co Ltd +	85,300	1,375,317
Tsubakimoto Chain Co +	447,000	2,603,988
Xebio Co Ltd +	75,000	1,648,161
Yusen Air & Sea Service Co Ltd +	39,800	721,386

		150,485,754

Netherlands - 4.03%

Boskalis Westminster CVA +	11,838	629,432
Draka Holding NV +	139,078	3,714,940
Fugro NV CVA +	69,022	5,877,352
Grontmij NV CVA +	64,045	2,691,090
Imtech NV +	122,790	2,871,960
Koninklijke DSM NV +	106,700	6,253,894
Nutreco Holding NV +	92,000	6,187,442
Smit Internationale NV +	50,772	4,940,696
SNS Reaal NV +	82,489	1,593,802
Ten Cate NV +	129,354	4,602,520

		39,363,128

Norway - 1.21%

Ementor ASA * +	582,800	3,891,718
Odim ASA * +	258,170	4,300,557
Petroleum Geo-Services ASA * +	93,960	2,300,941
Songa Offshore ASA * +	79,300	1,279,248

		11,772,464

Singapore - 0.16%

Yongnam Holdings Ltd * † + ж	10,331,000	1,520,135

South Korea - 2.41%

Cheil Industries Inc +	34,480	1,595,651
Dongbu Insurance Co Ltd +	103,210	3,785,190
GS Engineering & Construction Corp +	10,930	1,195,610
Halla Climate Control +	332,570	3,304,932
Hyundai Marine & Fire Insurance Co Ltd +	168,550	3,668,355
Kia Motors Corp * +	197,010	2,079,455
LG Micron Ltd * +	105,510	4,936,316
LIG Insurance Co Ltd +	123,730	2,952,906

		23,518,415

Spain - 5.59%

Banco Espanol de Credito SA † +	214,716	3,188,932
Construcciones y Auxiliar de Ferrocarriles SA +	12,138	5,308,649
Corp Financiera Alba +	51,400	3,019,343
Grifols SA † +	215,300	6,857,360
Grupo Catalana Occidente SA † +	155,900	4,391,420
Indra Sistemas SA +	277,121	7,184,477
Laboratorios Almirall SA +	66,013	1,429,988
Mapfre SA +	1,392,500	6,647,270
Prosegur Cia de Seguridad SA +	12,100	523,605
Red Electrica de Espana +	65,437	4,247,708
Tubacex SA +	422,619	5,068,379
Tubos Reunidos SA † +	384,885	2,346,146
Union Fenosa SA +	75,190	4,369,475

		54,582,752

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Sweden - 1.06%

Alfa Laval AB +	220,800	$3,411,234
Betsson AB * +	417,999	4,892,815
Getinge AB ‘B’ +	82,400	2,009,004

		10,313,053

Switzerland - 5.78%

Baloise Holding AG +	69,200	7,257,976
Bucher Industries AG +	11,890	3,122,572
Burckhardt Compression Holding AG +	8,190	2,477,101
Galenica AG +	11,578	4,066,310
Helvetia Holding AG +	18,993	7,375,563
Kuoni Reisen Holding AG ‘B’ +	10,752	5,154,748
Meyer Burger Technology AG * +	15,300	4,560,188
Partners Group Holding AG +	19,900	2,737,979
Swiss Life Holding * +	27,100	7,209,129
Syngenta AG +	27,200	8,812,059
Temenos Group AG * +	120,700	3,714,082

		56,487,707

United Kingdom - 16.61%

Afren PLC * +	2,487,000	8,352,879
AMEC PLC +	350,700	6,179,761
Amlin PLC +	800,170	3,973,773
Beazley Group PLC +	1,819,546	4,005,116
British Energy Group PLC +	317,500	4,466,591
Britvic PLC +	791,500	4,545,343
Carillion PLC +	570,480	3,762,314
Charter PLC +	121,900	2,098,187
Cookson Group PLC +	269,100	3,347,679
Dana Petroleum PLC * +	187,352	7,067,174
Dimension Data Holdings PLC +	2,552,500	2,325,670
Ferrexpo PLC +	688,255	5,385,864
Game Group PLC +	1,536,549	8,863,166
GKN PLC +	719,052	3,173,645
Halfords Group PLC +	621,800	3,317,799
Hays PLC +	2,220,530	3,981,047
Henderson Group PLC +	1,175,800	2,557,353
HMV Group PLC +	1,745,875	4,471,522
IMI PLC +	699,695	6,042,314
Intermediate Capital Group PLC +	68,300	1,833,490
Interserve PLC +	241,972	2,225,255
Invensys PLC * +	659,800	3,409,157
Jardine Lloyd Thompson Group PLC +	715,841	5,362,682
Keller Group PLC +	166,855	2,068,833
Micro Focus International PLC +	569,839	2,963,155
Petrofac Ltd +	392,513	5,751,763
Regus Group PLC +	2,168,707	3,486,560
Renishaw PLC +	39,778	584,437
Senior PLC +	187,560	366,052
Sibir Energy PLC +	319,913	5,169,974
Spectris PLC +	98,781	1,399,096
Spice PLC +	556,938	6,136,537
Spirent Communications PLC * +	3,772,229	4,900,428
SSL International PLC +	321,100	2,847,714
St. Ives Group PLC +	56,700	185,963
Stagecoach Group PLC +	1,251,100	6,939,318
Taylor Nelson Sofres PLC	988,452	4,572,612
TUI Travel PLC +	540,571	2,196,726
WH Smith PLC +	784,309	5,801,285
Wincanton PLC +	157,938	901,257
WS Atkins PLC +	244,500	5,171,811

		162,191,302

Total Common Stocks (Cost $897,570,429)		942,374,310

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.96%

Repurchase Agreement - 1.96%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $19,189,879; collateralized by Federal Home Loan Bank: 2.382% due 08/22/08 and market value $19,576,313)	$19,189,000	19,189,000

Total Short-Term Investment (Cost $19,189,000)		19,189,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.85% (Cost $919,390,763)		965,469,816

	Shares
SECURITIES LENDING COLLATERAL - 7.54%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $73,590,241)	73,590,241	73,590,241

TOTAL INVESTMENTS - 106.39% (Cost $992,981,004)		1,039,060,057

OTHER ASSETS & LIABILITIES, NET — (6.39%)		(62,384,832)

NET ASSETS - 100.00%		$976,675,225

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Industrials	26.47%
Consumer Discretionary	13.85%
Materials	13.42%
Financials	12.67%
Short-Term Investment & Securities Lending Collateral	9.50%
Health Care	7.94%
Energy	7.10%
Consumer Staples	6.36%
Information Technology	5.92%
Utilities	2.95%
Telecommunication Service	0.21%

106.39%
Other Assets & Liabilities, Net	(6.39%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(b) As of June 30, 2008, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	16.61%
Japan	15.41%
Germany	11.66%
United States	9.50%
Canada	7.90%
France	5.83%
Switzerland	5.78%
Australia	5.66%
Spain	5.59%
Netherlands	4.03%
Italy	3.35%
South Korea	2.41%
Finland	2.02%
Greece	1.53%
Bermuda	1.51%
Ireland	1.48%
Belgium	1.36%
Norway	1.21%
Sweden	1.06%
Denmark	1.00%
Hong Kong	0.76%
Cyprus	0.43%
Singapore	0.16%
Austria	0.14%

106.39%
Other Assets & Liabilities, Net	(6.39%)

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d) Securities with a total aggregate market value of $857,659,972 or 87.81% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(e) 0.16% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.52%

Consumer Discretionary - 7.98%

Comcast Corp ‘A’	623,177	$11,821,668
McDonald’s Corp	246,800	13,875,096
The Walt Disney Co	414,106	12,920,107
Time Warner Inc	777,860	11,512,328
Other Securities		146,619,852

		196,749,051

Consumer Staples - 10.62%

CVS Caremark Corp	310,689	12,293,964
PepsiCo Inc	345,080	21,943,637
Phillip Morris International Inc	458,452	22,642,944
The Coca-Cola Co	434,200	22,569,716
The Procter & Gamble Co †	663,979	40,376,563
Wal-Mart Stores Inc	506,200	28,448,440
Other Securities		113,406,455

		261,681,719

Energy - 15.98%

Chevron Corp	449,834	44,592,044
ConocoPhillips	335,539	31,671,526
Devon Energy Corp	96,992	11,654,559
Exxon Mobil Corp	1,148,678	101,232,992
Occidental Petroleum Corp	178,400	16,031,024
Schlumberger Ltd (Netherlands)	259,500	27,878,085
Transocean Inc * † (Cayman)	69,093	10,529,082
Other Securities		150,340,123

		393,929,435

Financials - 14.04%

American International Group Inc	584,342	15,461,689
Bank of America Corp	967,797	23,101,314
Citigroup Inc	1,183,219	19,830,750
JPMorgan Chase & Co	750,450	25,747,940
The Goldman Sachs Group Inc †	85,680	14,985,432
U.S. Bancorp	378,299	10,550,759
Wells Fargo & Co	717,810	17,047,988
Other Securities		219,167,508

		345,893,380

Health Care - 11.75%

Abbott Laboratories †	335,400	17,766,138
Amgen Inc * †	236,240	11,141,078
Gilead Sciences Inc *	199,400	10,558,230
Johnson & Johnson	612,922	39,435,401
Medtronic Inc	244,100	12,632,175
Merck & Co Inc	467,300	17,612,537
Pfizer Inc	1,470,397	25,687,836
Wyeth	290,300	13,922,788
Other Securities		140,734,148

		289,490,331

Industrials - 10.96%

3M Co	153,300	10,668,147
General Electric Co	2,166,300	57,818,547
The Boeing Co	163,661	10,755,801
United Parcel Service Inc ‘B’	222,300	13,664,781
United Technologies Corp	211,900	13,074,230
Other Securities		164,127,472

		270,108,978

Information Technology - 16.18%

Apple Inc *	191,600	32,081,504
Cisco Systems Inc *	1,284,916	29,887,146
Google Inc ‘A’ *	50,520	26,594,738
Hewlett-Packard Co	535,973	23,695,366
Intel Corp	1,246,020	26,764,510
International Business Machines Corp	298,681	35,402,659
Microsoft Corp	1,740,772	47,888,638
Oracle Corp *	862,136	18,104,856
QUALCOMM Inc	351,800	15,609,366
Other Securities		142,581,138

		398,609,921

Materials - 3.83%

Monsanto Co	119,298	15,084,039
Other Securities		79,389,044

		94,473,083

Telecommunication Services - 3.28%

AT&T Inc	1,291,979	43,526,773
Verizon Communications Inc	620,254	21,956,991
Other Securities		15,322,869

		80,806,633

Utilities - 3.90%

Exelon Corp	142,824	12,848,447
Other Securities		83,353,188

		96,201,635

Total Common Stocks (Cost $2,448,005,648)		2,427,944,166

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.27%

Repurchase Agreement - 1.27%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $31,190,429; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $31,815,975)	$31,189,000	31,189,000

Total Short-Term Investment (Cost $31,189,000)		31,189,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.79% (Cost $2,479,194,648)		2,459,133,166

	Shares
SECURITIES LENDING COLLATERAL - 12.68%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $312,606,277)	312,606,277	312,606,277

TOTAL INVESTMENTS - 112.47% (Cost $2,791,800,925)		2,771,739,443

OTHER ASSETS & LIABILITIES, NET - (12.47%)		(307,412,376)

NET ASSETS - 100.00%		$2,464,327,067

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	16.18%
Energy	15.98%
Financials	14.04%
Short-Term Investment & Securities Lending Collateral	13.95%
Health Care	11.75%
Industrials	10.96%
Consumer Staples	10.62%
Consumer Discretionary	7.98%
Utilities	3.90%
Materials	3.83%
Telecommunication Services	3.28%

112.47%
Other Assets & Liabilities, Net	(12.47%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) The amount of $2,352,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (09/08)	110	$37,006,338	($1,833,511)

(e) Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of the net assets individually or in aggregate, respectively, as of June 30, 2008.
(f) A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.43%

Consumer Discretionary - 11.63%

Aeropostale Inc * †	37,635	$1,179,105
The Warnaco Group Inc * †	25,450	1,121,582
Tupperware Brands Corp †	34,730	1,188,461
Other Securities		69,285,219

		72,774,367

Consumer Staples - 3.04%

Flowers Foods Inc †	43,272	1,226,328
Other Securities		17,777,785

		19,004,113

Energy - 8.83%

Berry Petroleum Co ‘A’ †	23,966	1,411,118
Bill Barrett Corp * †	20,536	1,220,044
Carrizo Oil & Gas Inc *	15,289	1,041,028
Comstock Resources Inc * †	25,579	2,159,635
Concho Resources Inc *	27,827	1,037,947
Dril-Quip Inc * † ‡	17,269	1,087,947
EXCO Resources Inc * †	41,723	1,539,996
Penn Virginia Corp †	23,310	1,758,040
Stone Energy Corp *	15,979	1,053,176
Swift Energy Co * †	17,236	1,138,610
W-H Energy Services Inc * †	17,405	1,666,355
Other Securities		40,114,833

		55,228,729

Financials - 17.13%

Apollo Investment Corp †	79,597	1,140,625
Aspen Insurance Holdings Ltd (Bermuda)	48,112	1,138,811
Realty Income Corp REIT †	57,023	1,297,843
Senior Housing Properties Trust REIT †	54,282	1,060,127
Other Securities		102,571,385

		107,208,791

Health Care - 12.67%

Alexion Pharmaceuticals Inc * †	21,581	1,564,622
Myriad Genetics Inc * †	24,983	1,137,226
Onyx Pharmaceuticals Inc * †	31,262	1,112,927
OSI Pharmaceuticals Inc * †	32,478	1,341,991
Owens & Minor Inc †	23,178	1,059,003
Psychiatric Solutions Inc * †	31,050	1,174,932
United Therapeutics Corp *	12,608	1,232,432
Other Securities ‡		70,680,985

		79,304,118

Industrials - 15.38%

Acuity Brands Inc †	22,744	1,093,532
Curtiss-Wright Corp †	25,021	1,119,440
EMCOR Group Inc * †	38,016	1,084,596
Energy Conversion Devices Inc * † ‡	22,714	1,672,659
GrafTech International Ltd * †	58,091	1,558,582
Nordson Corp †	18,879	1,376,090
Waste Connections Inc * †	37,430	1,195,140
Watson Wyatt Worldwide Inc ‘A’ †	23,936	1,265,975
Westinghouse Air Brake Technologies Corp †	27,080	1,316,630
Woodward Governor Co †	32,853	1,171,538
Other Securities ‡		83,384,469

		96,238,651

Information Technology - 16.81%

MICROS Systems Inc * †	45,871	1,398,607
Microsemi Corp * †	44,023	1,108,499
Parametric Technology Corp * †	64,420	1,073,881
Polycom Inc * †	49,334	1,201,776
Sybase Inc *	44,647	1,313,515
Take-Two Interactive Software Inc *	43,030	1,100,277
Other Securities		97,993,871

		105,190,426

Materials - 4.30%

Compass Minerals International Inc †	18,200	1,466,192
Hercules Inc †	63,309	1,071,821
Olin Corp †	42,626	1,115,949
Other Securities		23,252,312

		26,906,274

Telecommunication Services - 1.25%

tw telecom Inc * †	82,830	1,327,765
Other Securities		6,514,976

		7,842,741

Utilities - 3.39%

ITC Holdings Corp	27,681	1,414,776
Nicor Inc †	25,797	1,098,694
Piedmont Natural Gas Co Inc †	41,068	1,074,339
Westar Energy Inc †	59,773	1,285,717
Other Securities		16,352,143

		21,225,669

Total Common Stocks (Cost $704,403,931)		590,923,879

CLOSED-END MUTUAL FUND - 0.02%

Other Security		129,208

Total Closed-End Mutual Fund (Cost $136,876)		129,208

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.11%

Repurchase Agreement - 5.11%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $31,990,466; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and markdet value $32,633,063)	$31,989,000	31,989,000

Total Short-Term Investment (Cost $31,989,000)		31,989,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.56% (Cost $736,529,807)		623,042,087

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 27.47%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $171,878,542)	171,878,542	$171,878,542

TOTAL INVESTMENTS - 127.03% (Cost $908,408,349)		794,920,629

OTHER ASSETS & LIABILITIES, NET - (27.03%)		(169,138,981)

NET ASSETS - 100.00%		$625,781,648

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	32.58%
Financials	17.13%
Information Technology	16.81%
Industrials	15.38%
Health Care	12.67%
Consumer Discretionary	11.63%
Energy	8.83%
Materials	4.30%
Utilities	3.39%
Consumer Staples	3.04%
Telecommunication Services	1.25%
Closed-End Mutual Fund	0.02%

127.03%
Other Assets & Liabilities, Net	(27.03%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with an aggregate market value of $5,112,343 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Russell 2000 E-Mini (09/08)	547	$39,960,459	($2,125,618)

(d) Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of the net assets individually or in aggregate, respectively, as of June 30, 2008.
(e) A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.48%

Financials - 0.48%

Fannie Mae 8.750%	47,500	$1,819,250
Washington Mutual Inc 7.750%	5,100	2,993,700

		4,812,950

Total Convertible Preferred Stocks (Cost $7,317,316)		4,812,950

COMMON STOCKS - 99.11%

Consumer Discretionary - 8.99%

Best Buy Co Inc †	88,400	3,500,640
Coach Inc *	101,200	2,922,656
Comcast Corp ‘A’	158,100	2,999,157
Gannett Co Inc †	96,200	2,084,654
Hanesbrands Inc * †	264,012	7,165,286
Jarden Corp * †	271,700	4,955,808
Johnson Controls Inc †	135,000	3,871,800
Las Vegas Sands Corp * †	79,800	3,785,712
Leggett & Platt Inc †	170,300	2,855,931
Nordstrom Inc †	164,100	4,972,230
Omnicom Group Inc	114,600	5,143,248
Phillips-Van Heusen Corp †	114,900	4,207,638
Target Corp	238,000	11,064,620
The Walt Disney Co	111,400	3,475,680
Time Warner Cable Inc ‘A’ * †	128,800	3,410,624
Time Warner Inc †	368,550	5,454,540
Urban Outfitters Inc * †	318,400	9,930,896
Viacom Inc ‘B’ *	79,900	2,440,146
WABCO Holdings Inc	86,633	4,024,969
Wynn Resorts Ltd †	28,000	2,277,800

		90,544,035

Consumer Staples - 9.56%

Altria Group Inc	234,600	4,823,376
Bare Escentuals Inc * †	312,700	5,856,871
Costco Wholesale Corp	86,500	6,067,110
Energizer Holdings Inc * †	98,000	7,162,820
Kraft Foods Inc ‘A’	297,356	8,459,778
PepsiCo Inc	325,700	20,711,263
Phillip Morris International Inc	192,100	9,487,819
Sara Lee Corp	1,406,900	17,234,525
The Coca-Cola Co	243,800	12,672,724
The Estee Lauder Cos Inc ‘A’ †	81,200	3,771,740

		96,248,026

Energy - 13.27%

Arch Coal Inc †	25,500	1,913,265
Baker Hughes Inc	93,600	8,175,024
BJ Services Co †	317,300	10,134,562
Chevron Corp	189,190	18,754,405
ConocoPhillips	242,900	22,927,331
EOG Resources Inc	42,800	5,615,360
Exxon Mobil Corp	123,700	10,901,681
Kinder Morgan Management LLC *	125,375	6,751,444
Marathon Oil Corp	438,000	22,719,060
Schlumberger Ltd † (Netherlands)	84,400	9,067,092
The Williams Cos Inc	87,700	3,535,187
Transocean Inc * † (Cayman)	46,662	7,110,822
Weatherford International Ltd * (Bermuda)	122,400	6,069,816

		133,675,049

Financials - 12.32%

Aflac Inc	164,600	10,336,880
American Capital Strategies Ltd †	137,800	3,275,506
American International Group Inc	139,250	3,684,555
Astoria Financial Corp †	229,000	4,598,320
Douglas Emmett Inc REIT	134,400	2,952,768
Hudson City Bancorp Inc †	388,900	6,486,852
JPMorgan Chase & Co	474,524	16,280,918
Lehman Brothers Holdings Inc †	473,000	9,370,130
Mercury General Corp †	84,400	3,943,168
SLM Corp *	322,000	6,230,700
SunTrust Banks Inc †	119,000	4,310,180
The Goldman Sachs Group Inc †	166,100	29,050,890
The Progressive Corp †	245,900	4,603,248
Wachovia Corp †	419,538	6,515,425
Wells Fargo & Co	417,700	9,920,375
XL Capital Ltd ‘A’ (Cayman)	123,100	2,530,936

		124,090,851

Health Care - 14.83%

Aetna Inc	183,200	7,425,096
Allergan Inc	433,180	22,547,019
AstraZeneca PLC ADR (United Kingdom)	569,000	24,199,570
Baxter International Inc	182,200	11,649,868
Celgene Corp *	75,900	4,847,733
Cerner Corp * †	112,700	5,091,786
DaVita Inc *	126,800	6,736,884
Forest Laboratories Inc *	643,300	22,348,242
Genentech Inc *	148,000	11,233,200
Gilead Sciences Inc *	79,000	4,183,050
Health Net Inc *	79,700	1,917,582
ImClone Systems Inc * †	129,400	5,235,524
Medtronic Inc	202,900	10,500,075
Sepracor Inc * †	97,800	1,948,176
Teva Pharmaceutical Industries Ltd ADR (Israel)	136,399	6,247,074
Thermo Fisher Scientific Inc *	57,700	3,215,621

		149,326,500

Industrials - 11.03%

Caterpillar Inc †	62,600	4,621,132
Cooper Industries Ltd ‘A’ (Bermuda)	72,600	2,867,700
Danaher Corp †	129,500	10,010,350
FedEx Corp †	95,400	7,516,566
Fluor Corp	55,900	10,401,872
General Electric Co	967,800	25,830,582
Illinois Tool Works Inc †	206,000	9,787,060
Monster Worldwide Inc * †	114,700	2,363,967
Parker-Hannifin Corp	38,200	2,724,424
The Boeing Co	38,600	2,536,792
Tyco International Ltd (Bermuda)	149,450	5,983,978
United Parcel Service Inc ‘B’ †	310,800	19,104,876
United Technologies Corp	119,200	7,354,640

		111,103,939

Information Technology - 16.59%

Affiliated Computer Services Inc ‘A’ * †	99,900	5,343,651
Agilent Technologies Inc *	152,800	5,430,512
Apple Inc *	57,000	9,544,080
Brocade Communications Systems Inc *	400,000	3,296,000
Cisco Systems Inc *	583,800	13,579,188
Cognizant Technology Solutions Corp ‘A’ *	208,700	6,784,837
Dell Inc * †	256,000	5,601,280
Flextronics International Ltd * (Singapore)	487,500	4,582,500
Google Inc ‘A’ *	42,600	22,425,492
Intel Corp	387,900	8,332,092
Jabil Circuit Inc	1,350,400	22,160,064
Microsoft Corp	404,500	11,127,795

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
NetApp Inc * †	324,200	$7,022,172
Oracle Corp *	414,300	8,700,300
Paychex Inc †	108,000	3,378,240
Polycom Inc * †	131,900	3,213,084
QUALCOMM Inc	224,200	9,947,754
SanDisk Corp * †	55,300	1,034,110
Seagate Technology LLC (Cayman)	357,300	6,835,149
VeriFone Holdings Inc * †	298,100	3,562,295
Visa Inc ‘A’ *	63,200	5,138,792

		167,039,387

Materials - 5.50%

Allegheny Technologies Inc †	87,800	5,204,784
Barrick Gold Corp (NYSE) (Canada)	136,200	6,197,100
Celanese Corp ‘A’	112,700	5,145,882
Cleveland-Cliffs Inc	115,200	13,730,688
Monsanto Co	16,900	2,136,836
Nucor Corp	73,200	5,465,844
Potash Corp of Saskatchewan Inc (Canada)	51,800	11,839,926
Vulcan Materials Co †	94,400	5,643,232

		55,364,292

Telecommunication Services - 4.42%

American Tower Corp ‘A’ *	537,600	22,713,600
AT&T Inc	500,000	16,845,000
tw telecom Inc *	310,400	4,975,712

		44,534,312

Utilities - 2.60%

Allegheny Energy Inc	80,300	4,023,833
American Water Works Co Inc *	174,600	3,872,628
CMS Energy Corp †	327,600	4,881,240
Edison International	72,100	3,704,498
Pinnacle West Capital Corp †	109,700	3,375,469
The AES Corp *	329,600	6,331,616

		26,189,284

Total Common Stocks (Cost $1,009,539,049)		998,115,675

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.33%

Repurchase Agreement - 1.33%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $13,446,616; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $13,719,000)	$13,446,000	13,446,000

Total Short-Term Investment (Cost $13,446,000)		13,446,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.92% (Cost $1,030,302,365)		1,016,374,625

	Shares
SECURITIES LENDING COLLATERAL - 15.07%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $151,738,212)	151,738,212	151,738,212

TOTAL INVESTMENTS - 115.99% (Cost $1,182,040,577)		1,168,112,837

OTHER ASSETS & LIABILITIES, NET — (15.99%)		(161,007,647)

NET ASSETS - 100.00%		$1,007,105,190

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	16.59%
Short-Term Investment & Securities Lending Collateral	16.40%
Health Care	14.83%
Energy	13.27%
Financials	12.80%
Industrials	11.03%
Consumer Staples	9.56%
Consumer Discretionary	8.99%
Materials	5.50%
Telecommunications Services	4.42%
Utilities	2.60%

115.99%
Other Assets & Liabilities, Net	(15.99%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.46%

Financials - 0.46%

SLM Corp 7.250%	760	$757,226
Washington Mutual Inc 7.750%	350	205,450

		962,676

Total Convertible Preferred Stocks (Cost $1,107,802)		962,676

COMMON STOCKS - 98.37%

Consumer Discretionary - 12.38%

Best Buy Co Inc †	46,800	1,853,280
Coach Inc *	14,500	418,760
Gannett Co Inc †	36,300	786,621
Jarden Corp * †	54,100	986,784
Las Vegas Sands Corp * †	83,100	3,942,264
Lowe’s Cos Inc	99,100	2,056,325
Omnicom Group Inc †	11,400	511,632
Target Corp	142,860	6,641,561
The Home Depot Inc	22,300	522,266
The Walt Disney Co	19,700	614,640
Time Warner Cable Inc ‘A’ *	86,900	2,301,112
Time Warner Inc	173,310	2,564,988
Urban Outfitters Inc * †	65,000	2,027,350
Wynn Resorts Ltd †	7,100	577,585

		25,805,168

Consumer Staples - 6.83%

Avon Products Inc	32,600	1,174,252
Bare Escentuals Inc * †	95,600	1,790,588
Energizer Holdings Inc * †	50,900	3,720,281
PepsiCo Inc	88,600	5,634,074
The Coca-Cola Co	12,500	649,750
The Estee Lauder Cos Inc ‘A’ †	13,600	631,720
Walgreen Co	19,200	624,192

		14,224,857

Energy - 5.81%

Baker Hughes Inc	25,000	2,183,500
EOG Resources Inc	5,500	721,600
Marathon Oil Corp	20,100	1,042,587
Schlumberger Ltd (Netherlands)	38,200	4,103,826
Weatherford International Ltd * (Bermuda)	81,800	4,056,462

		12,107,975

Financials - 7.53%

Aflac Inc	30,600	1,921,680
American International Group Inc	86,100	2,278,206
Fannie Mae †	25,500	497,505
Hudson City Bancorp Inc	50,100	835,668
JPMorgan Chase & Co	60,000	2,058,600
Lehman Brothers Holdings Inc †	20,600	408,086
SLM Corp *	72,000	1,393,200
The Goldman Sachs Group Inc	22,100	3,865,290
The Progressive Corp	28,200	527,904
Wachovia Corp	47,700	740,781
Wells Fargo & Co	48,600	1,154,250

		15,681,170

Health Care - 18.19%

Aetna Inc	19,800	802,494
Allergan Inc	73,800	3,841,290
Amylin Pharmaceuticals Inc * †	10,500	266,595
AstraZeneca PLC ADR (United Kingdom)	8,600	365,758
Baxter International Inc	65,200	4,168,888
Celgene Corp *	9,500	606,765
Cerner Corp * †	84,200	3,804,156
DaVita Inc *	12,400	658,812
Forest Laboratories Inc *	26,200	910,188
Genentech Inc *	112,800	8,561,520
Gilead Sciences Inc *	17,000	900,150
Health Net Inc *	24,400	587,064
ImClone Systems Inc * †	92,400	3,738,504
Medtronic Inc	92,500	4,786,875
Sepracor Inc * †	93,100	1,854,552
Teva Pharmaceutical Industries Ltd ADR (Israel)	29,036	1,329,849
UnitedHealth Group Inc	27,900	732,375

		37,915,835

Industrials - 10.02%

Danaher Corp †	38,400	2,968,320
FedEx Corp †	16,700	1,315,793
Fluor Corp	15,800	2,940,064
General Electric Co	95,700	2,554,233
Illinois Tool Works Inc	88,800	4,218,888
Monster Worldwide Inc * †	35,600	733,716
Southwest Airlines Co †	137,200	1,789,088
SunPower Corp ‘A’ * †	6,000	431,880
The Boeing Co	5,800	381,176
United Parcel Service Inc ‘B’	47,800	2,938,266
United Technologies Corp	9,720	599,724

		20,871,148

Information Technology - 32.82%

Adobe Systems Inc *	53,900	2,123,121
Affiliated Computer Services Inc ‘A’ *	24,800	1,326,552
Agilent Technologies Inc *	56,486	2,007,512
Altera Corp †	103,700	2,146,590
Apple Inc *	22,200	3,717,168
Brocade Communications Systems Inc * †	421,700	3,474,808
Ciena Corp * †	56,600	1,311,422
Cisco Systems Inc *	177,430	4,127,022
Cognizant Technology Solutions Corp ‘A’ * †	41,900	1,362,169
Corning Inc	34,100	786,005
Dell Inc *	17,400	380,712
eBay Inc *	54,400	1,486,752
Flextronics International Ltd * (Singapore)	54,300	510,420
Google Inc ‘A’ *	27,800	14,634,476
Jabil Circuit Inc	167,000	2,740,470
KLA-Tencor Corp †	40,500	1,648,755
Microsoft Corp	143,470	3,946,860
Oracle Corp *	42,400	890,400
Paychex Inc †	107,000	3,346,960
Polycom Inc * †	56,200	1,369,032
QUALCOMM Inc	120,810	5,360,340
SanDisk Corp * †	21,800	407,660
SAP AG ADR † (Germany)	12,700	661,797
Seagate Technology LLC — Escrow Shares * ж (Cayman)	17,600	1,760
VeriFone Holdings Inc * †	231,300	2,764,035
Xilinx Inc †	27,800	701,950
Yahoo! Inc *	249,600	5,156,736

		68,391,484

Materials - 2.48%

Allegheny Technologies Inc †	24,900	1,476,072
Celanese Corp ‘A’	12,200	557,052
Cleveland-Cliffs Inc	21,100	2,514,909
Monsanto Co	4,900	619,556

		5,167,589

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services - 1.95%

American Tower Corp ‘A’ *	26,500	$1,119,625
Level 3 Communications Inc * †	556,600	1,641,970
tw telecom Inc * †	81,800	1,311,254

		4,072,849

Utilities - 0.36%

Allegheny Energy Inc	15,000	751,650

Total Common Stocks (Cost $216,170,978)		204,989,725

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.26%

Repurchase Agreement - 0.26%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $546,025; collateralized by Freddie Mac (U.S. Govt Agency Issue): 2.380% due 07/28/08 and market value $559,300)	$546,000	546,000

Total Short-Term Investment (Cost $546,000)		546,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.09% (Cost $217,824,780)		206,498,401

	Shares
SECURITIES LENDING COLLATERAL - 23.37%
The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $48,709,074)	48,709,074	48,709,074

TOTAL INVESTMENTS - 122.46% (Cost $266,533,854)		255,207,475

OTHER ASSETS & LIABILITIES, NET - (22.46%)		(46,810,276)

NET ASSETS - 100.00%		$208,397,199

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	32.82%
Short-Term Investment & Securities Lending Collateral	23.63%
Health Care	18.19%
Consumer Discretionary	12.38%
Industrials	10.02%
Financials	7.99%
Consumer Staples	6.83%
Energy	5.81%
Materials	2.48%
Telecommunication Services	1.95%
Utilities	0.36%

122.46%
Other Assets & Liabilities, Net	(22.46%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.11%

American Funds Insurance Series® Growth-Income Fund - Class 1	47,260,601	$1,673,970,505

TOTAL INVESTMENTS - 100.11% (Cost $1,894,382,757)		1,673,970,505

OTHER ASSETS & LIABILITIES, NET - (0.11%)		(1,780,232)

NET ASSETS - 100.00%		$1,672,190,273

Note to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.11%
Other Assets & Liabilities, Net	(0.11%)

100.00%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.08%

American Funds Insurance Series® Growth Fund - Class 1	33,411,024	$1,867,676,228

TOTAL INVESTMENTS - 100.08% (Cost $2,041,192,158)		1,867,676,228

OTHER ASSETS & LIABILITIES, NET - (0.08%)		(1,519,302)

NET ASSETS - 100.00%		$1,866,156,926

Note to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.08%
Other Assets & Liabilities, Net	(0.08%)

100.00%

American Funds Growth-Income and American Funds Growth Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth-Income and Growth Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.80%

Consumer Discretionary - 16.30%

DISH Network Corp ‘A’ *	1,394,600	$40,833,888
Liberty Media Corp - Entertainment ‘A’ *	2,145,960	51,996,611
Liberty Media Corp - Interactive ‘A’ * †	2,300,486	33,955,173
McDonald’s Corp	1,417,300	79,680,606
News Corp ‘B’ †	3,383,480	51,936,418
SES FDR + (Luxembourg)	1,390,500	35,125,487
Target Corp	663,700	30,855,413
The E.W. Scripps Co ‘A’ †	870,700	36,168,878
The Home Depot Inc	1,233,400	28,886,228
Time Warner Inc †	4,185,300	61,942,440

		451,381,142

Consumer Staples - 9.33%

Altria Group Inc	1,553,700	31,944,072
Kimberly-Clark Corp	1,034,700	61,854,366
Kraft Foods Inc ‘A’	1,164,778	33,137,934
Phillip Morris International Inc	1,466,600	72,435,374
Wal-Mart Stores Inc	1,052,900	59,172,980

		258,544,726

Energy - 12.38%

Devon Energy Corp	224,300	26,951,888
Halliburton Co †	641,300	34,033,791
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	597,600	48,829,896
Suncor Energy Inc (Canada)	821,628	47,753,019
Total SA ADR † (France)	1,468,400	125,210,468
Transocean Inc † (Cayman)	395,020	60,197,098

		342,976,160

Financials - 17.60%

Aflac Inc	541,100	33,981,080
American Express Co	1,151,590	43,380,395
American International Group Inc	683,200	18,077,472
Capital One Financial Corp †	1,145,300	43,532,853
JPMorgan Chase & Co	1,675,600	57,489,836
Loews Corp †	1,888,800	88,584,720
Marsh & McLennan Cos Inc	1,563,139	41,501,341
Merrill Lynch & Co Inc †	652,190	20,680,945
The Bank of New York Mellon Corp	725,652	27,451,415
The Chubb Corp †	875,300	42,898,453
The Travelers Cos Inc	846,200	36,725,080
Wells Fargo & Co †	1,403,800	33,340,250

		487,643,840

Health Care - 5.01%

Abbott Laboratories	796,100	42,169,417
Novartis AG ADR (Switzerland)	910,400	50,108,416
UnitedHealth Group Inc	716,000	18,795,000
WellPoint Inc *	579,300	27,609,438

		138,682,271

Industrials - 8.79%

Avery Dennison Corp †	727,200	31,945,896
General Electric Co	2,512,900	67,069,301
Raytheon Co	783,700	44,106,636
Textron Inc	694,200	33,273,006
The Boeing Co	435,700	28,634,204
United Technologies Corp	623,000	38,439,100

		243,468,143

Information Technology - 5.44%

Comverse Technology Inc * †	1,378,700	23,368,965
EchoStar Corp ‘A’ * †	260,080	8,119,698
International Business Machines Corp	358,200	42,457,446
Microsoft Corp	1,241,800	34,161,918
Texas Instruments Inc †	1,508,700	42,484,992

		150,593,019

Materials - 3.39%

Air Products & Chemicals Inc †	523,300	51,733,438
E.I. du Pont de Nemours & Co	985,500	42,268,095

		94,001,533

Telecommunication Services - 6.89%

AT&T Inc	2,609,051	87,898,928
Embarq Corp †	1,209,401	57,168,385
Sprint Nextel Corp †	4,825,919	45,846,231

		190,913,544

Utilities - 2.67%

Sempra Energy †	1,308,600	73,870,470

Total Common Stocks (Cost $2,483,421,858)		2,432,074,848

	Principal
	Amount
SHORT-TERM INVESTMENTS - 10.28%

Repurchase Agreements - 10.28%

Lehman Brothers Holdings Inc 2.100% due 07/01/08 (Dated 06/30/08, repurchase price of $57,873,376; collateralized by Freddie Mac (U.S. Govt Agency Issue): 5.500% due 09/15/11 and market value $59,027,435)	$57,870,000	57,870,000
Merrill Lynch & Co Inc 2.000% due 07/01/08 (Dated 06/30/08, repurchase price of $113,905,328; collateralized by Federal Home Loan Bank: 2.552% due 12/31/08 and market value $116,176,980)	113,899,000	113,899,000
Morgan Stanley 2.370% due 07/01/08 (Dated 06/30/08, repurchase price of $112,827,427; collateralized by Freddie Mac (U.S. Govt Agency Issue): 4.875% due 04/02/18 and market value $115,076,400)	112,820,000	112,820,000

		284,589,000

Total Short-Term Investments (Cost $284,589,000)		284,589,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.08% (Cost $2,768,010,858)		2,716,663,848

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.54%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $430,543,792)	430,543,792	$430,543,792

TOTAL INVESTMENTS - 113.62% (Cost $3,198,554,650)		3,147,207,640

TOTAL SECURITIES SOLD SHORT - (0.06%) (Proceeds $2,202,161)		(1,796,687)

OTHER ASSETS & LIABILITIES, NET - (13.56%)		(375,466,618)

NET ASSETS - 100.00%		$2,769,944,335

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	25.82%
Financials	17.60%
Consumer Discretionary	16.30%
Energy	12.38%
Consumer Staples	9.33%
Industrials	8.79%
Telecommunication Services	6.89%
Information Technology	5.44%
Health Care	5.01%
Materials	3.39%
Utilities	2.67%

113.62%
Securities sold short	(0.06%)
Other Assets & Liabilities, Net	(13.56%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $35,125,487 or 1.27% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d) Securities sold short outstanding as of June 30, 2008 were as follows:

	Shares	Value
COMMON STOCKS - 0.06%

Consumer Discretionary - 0.06%

The EW Scripps Co ‘A’	585,240	$1,796,687

Total Securities sold short (Proceeds $2,202,161)		$1,796,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.44%

Consumer Discretionary - 3.68%

Amazon.com Inc * †	11,550	$846,962
Ctrip.com International Ltd ADR † (Cayman)	23,402	1,071,344
priceline.com Inc * †	12,410	1,432,859

		3,351,165

Energy - 1.98%

FMC Technologies Inc *	12,520	963,164
National Oilwell Varco Inc *	9,440	837,517

		1,800,681

Health Care - 4.50%

Celgene Corp *	4,980	318,073
Charles River Laboratories International Inc *	3,800	242,896
Hologic Inc * †	33,270	725,286
Illumina Inc * †	9,760	850,194
Intuitive Surgical Inc *	1,960	528,024
Laboratory Corp of America Holdings *	6,060	421,958
Natus Medical Inc *	15,755	329,910
Pharmaceutical Product Development Inc	7,770	333,333
Varian Medical Systems Inc *	6,880	356,728

		4,106,402

Industrials - 5.88%

Energy Conversion Devices Inc *	11,455	843,546
First Solar Inc * †	5,820	1,587,812
FTI Consulting Inc * †	13,260	907,780
Huron Consulting Group Inc * †	7,920	359,093
McDermott International Inc * (Panama)	15,450	956,200
SunPower Corp ‘A’ * †	9,860	709,723

		5,364,154

Information Technology - 69.61%

Accenture Ltd ‘A’ (Bermuda)	25,700	1,046,504
Activision Inc *	14,030	478,002
Adobe Systems Inc *	35,156	1,384,795
Advent Software Inc * †	23,170	835,974
Affiliated Computer Services Inc ‘A’ *	28,280	1,512,697
Amdocs Ltd * (United Kingdom)	25,060	737,265
Amphenol Corp ‘A’	21,030	943,826
Apple Inc *	8,830	1,478,495
Arrow Electronics Inc *	15,180	466,330
ASML Holding NV ‘NY’ (Netherlands)	44,093	1,075,869
Atheros Communications Inc * †	42,096	1,262,880
ATMI Inc *	12,770	356,538
Autodesk Inc *	21,990	743,482
Avnet Inc *	36,620	998,994
Baidu.com Inc ADR * (Cayman)	2,720	851,251
Blackboard Inc * †	13,130	501,960
BMC Software Inc *	27,970	1,006,920
Broadcom Corp ‘A’ *	18,540	505,957
CA Inc	41,420	956,388
Check Point Software Technologies Ltd * (Israel)	41,130	973,547
Citrix Systems Inc *	30,009	882,565
Cognizant Technology Solutions Corp ‘A’ * †	43,000	1,397,930
Cogo Group Inc *	12,130	110,504
Concur Technologies Inc * †	26,296	873,816
Cypress Semiconductor Corp * †	15,520	384,120
DTS Inc *	8,950	280,314
Equinix Inc * †	10,470	934,133
Fiserv Inc *	19,660	891,974
Google Inc ‘A’ *	1,500	789,630
Harris Corp	35,590	1,796,939
Hewlett-Packard Co	36,380	1,608,360
Hittite Microwave Corp * †	23,170	825,315
International Business Machines Corp	9,780	1,159,223
Intuit Inc *	33,270	917,254
Juniper Networks Inc *	18,940	420,089
Lam Research Corp *	37,820	1,367,193
Magma Design Automation Inc * †	75,820	460,227
Marvell Technology Group Ltd * (Bermuda)	86,200	1,522,292
McAfee Inc *	35,180	1,197,175
MEMC Electronic Materials Inc *	14,910	917,561
Microchip Technology Inc †	12,350	377,169
Microsoft Corp	42,190	1,160,647
Net 1 U.E.P.S. Technologies Inc *	22,120	537,516
Nintendo Co Ltd + (Japan)	5,810	3,294,697
Nokia OYJ ADR (Finland)	103,660	2,539,670
Novellus Systems Inc * †	27,150	575,308
Omniture Inc *	51,850	962,854
Oracle Corp *	49,810	1,046,010
QUALCOMM Inc	67,290	2,985,657
Research In Motion Ltd * (Canada)	35,890	4,195,541
Riverbed Technology Inc * †	26,990	370,303
salesforce.com inc * †	22,610	1,542,680
Satyam Computer Services Ltd ADR (India)	17,960	440,379
Solera Holdings Inc *	26,899	744,026
Total System Services Inc	35,570	790,365
Tyco Electronics Ltd (Bermuda)	12,580	450,616
Ubisoft Entertainment SA * + (France)	9,640	843,039
Varian Semiconductor Equipment Associates Inc *	6,703	233,398
VeriSign Inc * †	28,150	1,064,070
VistaPrint Ltd * † (Bermuda)	15,820	423,343
Vocus Inc *	30,881	993,442
Xyratex Ltd * (Bermuda)	17,580	292,707
Yahoo! Inc *	37,860	782,188

		63,499,913

Materials - 2.42%

Intrepid Potash Inc *	2,463	162,016
Monsanto Co	9,740	1,231,526
Wacker Chemie AG + (Germany)	3,900	817,755

		2,211,297

Telecommunication Services - 9.37%

America Movil SAB de CV ‘L’ ADR (Mexico)	14,460	762,765
American Tower Corp ‘A’ * †	38,311	1,618,640
Crown Castle International Corp *	35,350	1,369,106
FairPoint Communications Inc †	106,340	766,711
Leap Wireless International Inc * †	8,890	383,781
Millicom International Cellular SA (Luxembourg)	7,720	799,020
Mobile TeleSystems ADR (Russia)	14,150	1,084,032
NII Holdings Inc *	9,960	473,000
SBA Communications Corp ‘A’ * †	35,900	1,292,759

		8,549,814

Total Common Stocks (Cost $91,073,608)		88,883,426

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.00%

Repurchase Agreement - 2.00%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $1,824,084; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $1,861,144)	$1,824,000	$1,824,000

Total Short-Term Investment (Cost $1,824,000)		1,824,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.44% (Cost $92,897,608)		90,707,426

	Shares
SECURITIES LENDING COLLATERAL - 18.43%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $16,812,644)	16,812,644	16,812,644

TOTAL INVESTMENTS - 117.87% (Cost $109,710,252)		107,520,070

OTHER ASSETS & LIABILITIES, NET - (17.87%)		(16,298,007)

NET ASSETS - 100.00%		$91,222,063

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	69.61%
Short-Term Investment & Securities Lending Collateral	20.43%
Telecommunication Services	9.37%
Industrials	5.88%
Health Care	4.50%
Consumer Discretionary	3.68%
Materials	2.42%
Energy	1.98%

117.87%
Other Assets & Liabilities, Net	(17.87%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $4,955,491 or 5.43% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 15.13%

Consumer Discretionary - 1.11%

Comcast Corp 5.850% due 01/15/10	$8,250,000	$8,379,467
Cox Communications Inc 4.625% due 01/15/10	5,100,000	5,073,715
Time Warner Inc 6.750% due 04/15/11	5,100,000	5,216,907

		18,670,089

Financials - 11.22%

American General Finance Corp 4.875% due 05/15/10	7,000,000	6,887,391
ANZ Capital Trust Inc 4.484% due 12/15/53 ~ ‡	16,150,000	15,644,763
Genworth Financial Inc 5.231% due 05/16/09	4,500,000	4,522,887
Greater Bay Bancorp 5.125% due 04/15/10	2,900,000	2,975,649
ING Capital Funding Trust III 8.439% due 12/29/49 §	9,750,000	9,856,840
iStar Financial Inc 5.125% due 04/01/11	5,000,000	4,277,630
Kreditanstalt fuer Wiederaufbau (Germany) 3.750% due 06/27/11	40,400,000	40,811,398
4.500% due 09/21/09 †	65,700,000	66,949,154
Monumental Global Funding II 3.900% due 06/15/09 ~ Ж	7,915,000	7,815,611
Morgan Stanley 5.050% due 01/21/11	8,250,000	8,160,718
Pricoa Global Funding I 4.200% due 01/15/10	7,575,000	7,558,244
The Royal Bank of Scotland Group PLC (United Kingdom) 9.118% due 03/31/10	2,650,000	2,671,348
Wachovia Capital Trust III 5.800% due 09/15/99 §	3,875,000	2,636,484
Waddell & Reed Financial Inc 5.600% due 01/15/11	4,350,000	4,329,029
Wells Fargo & Co 4.375% due 01/31/13	4,650,000	4,507,226

		189,604,372

Health Care - 0.45%

UnitedHealth Group Inc 5.125% due 11/15/10	7,725,000	7,655,073

Industrials - 0.91%

GATX Financial Corp 5.125% due 04/15/10	4,850,000	4,844,568
John Deere Capital Corp 5.400% due 04/07/10	10,250,000	10,497,374

		15,341,942

Telecommunication Services - 1.44%

Deutsche Telekom International Finance BV (Netherlands) 8.500% due 06/15/10	7,800,000	8,255,247
GTE Corp 7.510% due 04/01/09 ‡	7,750,000	7,958,700
SBC Communications Inc 5.300% due 11/15/10	8,000,000	8,185,904

		24,399,851

Total Corporate Bonds & Notes (Cost $255,262,558)		255,671,327

MORTGAGE-BACKED SECURITIES - 48.79%

Collateralized Mortgage Obligations - 23.58%

Adjustable Rate Mortgage Trust 4.996% due 04/25/35 “ §	952,352	913,767
Banc of America Commercial Mortgage Inc 5.180% due 09/10/47 “ §	8,000,000	7,702,859
Banc of America Mortgage Securities Inc 4.962% due 05/25/34 “ §	630,542	621,289
Bear Stearns Adjustable Rate Mortgage Trust 4.446% due 04/25/34 “ §	1,359,843	1,308,224
4.765% due 11/25/34 “ §	3,617,751	3,522,903
5.077% due 06/25/35 “ §	3,448,015	3,282,620
Bear Stearns Alt-A Trust 2.833% due 01/25/35 “ §	3,989,970	3,411,840
3.123% due 04/25/34 “ §	1,136,922	954,890
Bear Stearns Alt-A Trust II 6.258% due 09/25/47 “ §	9,020,998	7,066,822
Chase Mortgage Finance Corp 4.137% due 02/25/37 “ §	16,773,563	16,390,844
4.169% due 02/25/37 “ §	1,694,202	1,665,833
4.353% due 02/25/37 “ §	10,897,740	10,472,884
4.496% due 02/25/37 “ §	5,809,106	5,523,884
4.606% due 02/25/37 “ §	5,029,240	4,888,899
4.821% due 02/25/37 “ §	6,520,390	6,353,610
Countrywide Alternative Loan Trust 2.743% due 12/25/35 - 01/25/46 “ § ±	7,965,680	6,117,094
2.782% due 11/20/35 “ §	4,167,073	3,186,205
2.783% due 12/25/35 “ §	10,107,958	7,720,115
2.802% due 11/20/35 “ §	9,824,496	7,548,118
2.813% due 11/20/35 “ §	5,083,469	3,728,670
5.028% due 09/25/35 “ §	1,069,080	828,777
Countrywide Home Loan Mortgage Pass-Through Trust 2.723% due 03/25/36 “ §	3,379,469	2,377,771
4.500% due 02/19/34 “ §	5,307,344	4,987,923
4.544% due 11/20/34 “ §	1,165,498	1,029,260
4.903% due 08/20/35 “ §	4,421,603	3,610,592
7.171% due 08/25/33 “ §	54,172	48,740
CS First Boston Mortgage Securities Corp 2.963% due 01/25/33 “ §	78,532	72,146
6.530% due 06/15/34 “	20,000,000	20,570,834
CS First Boston Mortgage Securities Corp (IO) 1.750% due 11/15/36 ~ “ § Ж	18,647,962	343,604
1.887% due 05/15/38 ~ “ § Ж	14,684,549	425,654
5.500% due 04/25/33 -
06/25/33 “ ± Ж	165,046	4,035
5.750% due 05/25/33 “ Ж	28,431	149
Downey Savings & Loan Association Mortgage Loan Trust 2.773% due 10/19/45 “ §	5,666,505	4,420,450
Fannie Mae 3.433% due 10/25/31 “ §	4,804,166	4,874,896
5.000% due 01/25/25 “	6,008,779	6,058,184
6.500% due 08/25/08 “	73,855	73,813
First Horizon Alternative Mortgage Securities 4.628% due 07/25/35 “ §	1,823,867	1,476,285
6.586% due 03/25/35 “ §	1,332,841	1,281,804
First Horizon Asset Securities Inc 4.750% due 12/25/34 “ §	461,868	440,798
Freddie Mac 0.000% due 05/15/36 - 03/15/37 “ § ± Ж	6,627,365	6,115,998
7.000% due 09/15/30 “	3,138,690	3,308,051
GE Capital Commercial Mortgage Corp 5.512% due 11/10/45 “ §	13,000,000	12,635,147

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Harborview Mortgage Loan Trust 2.723% due 01/19/36 “ §	$1,345,892	$1,043,973
2.733% due 01/19/36 “ §	7,465,637	5,598,430
2.793% due 11/19/35 “ §	1,821,986	1,387,572
2.822% due 06/20/35 “ §	1,643,794	1,274,875
Impac CMB Trust 2.733% due 10/25/35 “ §	3,932,339	2,854,806
Impac Secured Assets CMN Owner Trust 2.733% due 03/25/36 “ §	6,033,635	4,482,521
IndyMac Index Mortgage Loan Trust 2.703% due 04/25/46 “ §	5,898,529	4,156,439
5.373% due 08/25/35 “ §	1,990,063	1,654,863
JPMorgan Chase Commercial Mortgage Securities Corp 4.738% due 07/15/42 “	16,000,000	15,190,067
JPMorgan Mortgage Trust 4.070% due 07/25/35 “ §	1,692,432	1,640,485
4.203% due 07/25/35 “ §	5,302,192	5,139,811
4.741% due 07/25/35 “ §	3,219,123	3,091,098
4.766% due 07/25/35 “ §	4,868,396	4,728,110
Lehman XS Trust 4.544% due 03/25/47 “ §	12,531,813	9,043,381
Luminent Mortgage Trust 2.673% due 07/25/36 “ §	2,652,613	1,865,816
MASTR Adjustable Rate Mortgages Trust 2.863% due 11/25/34 “ §	88,305	82,808
4.644% due 12/25/46 “ §	2,414,703	1,630,612
5.762% due 09/25/34 “ §	1,075,749	1,058,264
Merrill Lynch Mortgage Investors Inc 5.142% due 12/25/35 “ §	5,582,000	5,427,283
6.267% due 07/25/33 “ §	125,152	121,902
MortgageIT Trust 2.743% due 12/25/35 “ §	4,110,599	3,335,545
Prudential Commercial Mortgage Trust (IO) 1.615% due 02/11/36 ~ “ § Ж	30,869,969	961,491
Residential Accredit Loans Inc 4.528% due 01/25/46 “ §	5,110,707	3,937,862
6.550% due 11/25/37 “ §	7,312,766	5,790,421
Sequoia Mortgage Trust 3.212% due 11/20/34 “ §	1,186,944	1,112,970
Structured Adjustable Rate Mortgage Loan Trust 2.823% due 08/25/35 “ §	743,639	580,572
4.380% due 05/25/34 “ §	1,545,273	1,414,479
4.700% due 06/25/34 “ §	5,669,124	5,655,457
5.250% due 09/25/34 “ §	680,430	577,578
5.450% due 11/25/34 “ §	2,980,424	2,749,812
5.462% due 05/25/34 “ §	566,268	474,998
6.645% due 02/25/35 “ §	912,679	769,790
6.813% due 03/25/34 “ §	245,975	231,026
6.863% due 02/25/34 “ §	100,321	89,925
Structured Asset Mortgage Investments Inc 2.713% due 02/25/36 “ §	12,056,503	8,641,483
5.028% due 08/25/47 “ §	7,847,434	5,829,675
Structured Asset Securities Corp 4.500% due 09/25/33 “ §	377,899	376,875
4.530% due 09/25/33 “ §	2,000,000	1,995,821
4.700% due 11/25/33 “ §	1,595,093	1,543,598
5.005% due 07/25/33 “ §	851,639	789,801
Washington Mutual Mortgage Pass-Through Certificates 2.743% due 11/25/45 “ §	7,982,891	6,126,453
2.753% due 12/25/45 “ §	5,193,011	4,176,138
2.773% due 07/25/45 - 10/25/45 “ § ±	12,855,970	10,172,841
2.803% due 08/25/45 “ §	3,635,145	2,898,214
4.228% due 03/25/47 “ §	5,683,183	3,899,129
4.243% due 06/25/34 “ §	2,073,016	2,027,646
4.368% due 11/25/46 “ §	13,945,803	9,506,296
4.448% due 09/25/46 “ §	2,589,942	1,831,486
4.488% due 09/25/46 “ §	14,631,171	10,346,093
4.835% due 09/25/35 “ §	9,000,000	8,210,308
Washington Mutual Mortgage Pass-Through Certificates (IO) 0.476% due 02/25/34 “ § Ж	6,198,518	9,918
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 “	2,418,545	2,346,164
Wells Fargo Mortgage-Backed Securities Trust 4.538% due 02/25/35 “ §	10,593,474	10,447,360
5.106% due 03/25/36 “ §	18,064,926	17,658,286
5.379% due 10/25/35 “ §	4,419,106	4,316,566
5.595% due 07/25/36 “ §	8,936,072	8,734,372

		398,405,846

Fannie Mae - 16.24%

3.424% due 08/01/33 “ §	8,579,267	8,563,161
4.000% due 11/01/13 † “	7,396,776	7,280,651
4.239% due 05/01/35 † “ §	8,242,768	8,282,815
4.241% due 06/01/35 “ §	4,258,428	4,299,564
4.261% due 03/01/35 “ §	2,504,452	2,512,982
4.333% due 01/01/35 “ §	2,364,528	2,398,526
4.345% due 04/01/34 “ §	4,155,136	4,197,981
4.353% due 12/01/33 “ §	4,859,786	4,902,984
4.388% due 08/01/35 “ §	7,070,055	7,128,157
4.486% due 05/01/33 “ §	3,980,058	3,996,397
4.500% due 06/01/18 - 12/01/18 “ ±	2,671,678	2,633,481
4.500% due 02/01/34 “ §	4,232,627	4,300,569
4.537% due 12/01/33 “ §	6,430,723	6,460,340
4.548% due 06/01/33 “ §	3,148,013	3,199,865
4.577% due 04/01/35 - 07/01/35 “ § ±	14,896,109	14,967,714
4.589% due 02/01/34 “ §	8,439,207	8,522,648
4.598% due 01/01/35 “ §	4,559,591	4,630,202
4.606% due 01/01/34 “ §	12,606,168	12,683,325
4.646% due 07/01/35 “ §	4,521,578	4,527,101
4.655% due 04/01/33 “ §	1,571,486	1,589,163
4.737% due 08/01/35 “ §	10,402,918	10,543,942
4.764% due 07/01/35 “ §	7,747,210	7,782,705
4.891% due 11/01/35 † “ §	4,591,606	4,609,275
4.925% due 07/01/35 “ §	5,945,669	6,001,743
4.938% due 06/01/35 “ §	5,517,910	5,516,073
5.085% due 12/01/35 “ §	3,590,730	3,631,946
5.203% due 05/01/35 “ §	2,477,816	2,490,039
5.213% due 05/01/33 “ §	207,749	208,566
5.500% due 01/01/09 - 06/01/20 “ ±	38,820,543	39,444,045
5.560% due 02/01/33 “ §	1,508,328	1,521,333
6.000% due 01/01/18 “	9,773,192	10,051,832
6.100% due 02/01/33 “ §	838,661	841,332
6.500% due 05/01/33 - 12/01/37 “ ±	5,159,450	5,341,984
6.632% due 10/01/34 “ §	3,321,606	3,361,611
7.000% due 05/01/33 - 11/01/37 “ ±	16,514,968	17,337,057
7.500% due 10/01/37 † “	36,511,183	38,577,774

		274,338,883

Freddie Mac - 6.64%

4.000% due 02/01/14 - 04/01/14 “ ±	12,548,904	12,341,493
4.362% due 03/01/35 “ §	2,788,076	2,807,751
4.406% due 02/01/35 “ §	4,586,054	4,543,822
4.435% due 12/01/35 † “ §	9,917,176	10,080,645
4.500% due 04/01/18 - 08/01/20 “ ±	3,411,939	3,335,233
4.576% due 08/01/35 † “ §	7,800,820	7,929,184
4.583% due 02/01/34 “ §	9,099,976	9,121,887

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
4.906% due 09/01/35 “ §	$9,984,306	$10,100,641
5.500% due 02/01/12 - 11/01/21 “ ±	36,596,451	37,095,534
5.527% due 03/01/35 “ §	3,192,676	3,196,369
6.000% due 04/01/33 † “	10,555,505	10,725,177
7.000% due 11/01/37 “	847,380	889,592

		112,167,328

Government National Mortgage Association - 2.33%

3.750% due 01/20/35 “ §	6,655,528	6,594,432
5.250% due 07/20/34 “ §	7,768,903	7,746,775
5.500% due 07/15/20 “	3,279,396	3,339,526
5.500% due 09/20/34 “ §	4,197,081	4,223,604
6.000% due 01/15/22 “	16,908,504	17,421,323

		39,325,660

Total Mortgage-Backed Securities (Cost $879,699,294)		824,237,717

ASSET-BACKED SECURITIES - 2.95%

Chase Issuance Trust 4.960% due 09/17/12 “	17,000,000	17,279,580
CIT Mortgage Loan Trust 3.483% due 10/25/37 ~ “ § Ж	6,811,289	6,130,160
3.733% due 10/25/37 ~ “ § Ж	2,000,000	1,300,000
3.933% due 10/25/37 ~ “ § Ж	3,850,000	1,925,000
Countrywide Home Equity Loan Trust 2.691% due 12/15/29 “ §	615,453	390,038
2.691% due 04/15/30 “ §	1,447,660	750,523
2.731% due 10/15/28 “ §	1,005,001	702,137
2.731% due 06/15/29 “ §	909,526	492,171
GMAC Mortgage Corp Loan Trust 7.000% due 09/25/37 “	3,287,758	2,485,325
Household Home Equity Loan Trust 2.832% due 09/20/33 “ §	2,182,893	2,010,610
3.682% due 11/20/36 “ §	6,907,778	5,981,708
Lehman XS Trust 2.753% due 02/25/36 “ §	8,132,544	6,187,107
2.783% due 11/25/35 “ §	5,686,560	4,274,361

Total Asset-Backed Securities (Cost $59,836,290)		49,908,720

U.S. GOVERNMENT AGENCY ISSUES - 8.03%

Fannie Mae 4.680% due 06/15/11	35,700,000	36,813,162
Federal Home Loan Bank 7.625% due 05/14/10	40,500,000	43,759,521
Freddie Mac 3.875% due 12/10/10	54,400,000	55,030,387

Total U.S. Government Agency Issues (Cost $135,187,883)		135,603,070

U.S. TREASURY OBLIGATIONS - 8.52%

U.S. Treasury Notes - 8.52%

3.125% due 11/30/09 †	98,200,000	99,251,133
3.250% due 12/31/09 †	44,100,000	44,640,931

Total U.S. Treasury Obligations (Cost $143,839,676)		143,892,064

SHORT-TERM INVESTMENTS - 15.98%

Commercial Paper - 9.44%

Amstel Funding Corp 2.850% due 08/05/08	40,000,000	39,889,167
Bank of America Credit Card Trust 3.130% due 08/08/08	40,000,000	39,867,844
Old Line Funding LLC 3.000% due 08/08/08	40,000,000	39,888,111
Thames Asset Global Securitization Inc 3.000% due 08/06/08	40,000,000	39,884,747
		159,529,869

Repurchase Agreement - 6.54%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $110,494,064; collateralized by Freddie Mac (U.S. Govt Agency Issue): 2.380% due 07/28/08 and market value $112,698,950)	110,489,000	110,489,000

Total Short-Term Investments (Cost $270,018,870)		270,018,869

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.40% (Cost $1,743,844,571)		1,679,331,767

	Shares
SECURITIES LENDING COLLATERAL - 14.43%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $243,762,100)	243,762,100	243,762,100

TOTAL INVESTMENTS - 113.83% (Cost $1,987,606,671)		1,923,093,867

OTHER ASSETS & LIABILITIES, NET - (13.83%)		(233,602,250)

NET ASSETS - 100.00%		$1,689,491,617

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	48.79%
Short-Term Investments & Securities Lending Collateral	30.41%
Corporate Bonds & Notes	15.13%
U.S. Treasury Obligations	8.52%
U.S. Government Agency Issues	8.03%
Asset-Backed Securities	2.95%

113.83%
Other Assets & Liabilities, Net	(13.83%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(c) 1.48% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) Securities with an aggregate market value of $4,003,977 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
30-Day Federal Funds (08/08)	5	$25,000,000	$2,330
30-Day Federal Funds (09/08)	5	25,000,000	3,862
Eurodollar (09/08)	204	204,000,000	(74,644)
Eurodollar (03/09)	463	463,000,000	(123,112)
U.S. Treasury 2-Year Notes (09/08)	3,433	686,600,000	2,480,328

Short Futures Outstanding

Eurodollar (06/09)	216	216,000,000	442,423
Eurodollar (09/09)	216	216,000,000	477,346
Eurodollar (12/09)	216	216,000,000	497,888
Eurodollar (03/10)	216	216,000,000	508,648
U.S. Treasury 5-Year Notes (09/08)	1,363	136,300,000	(1,211,365)
U.S. Treasury 10-Year Notes (09/08)	38	3,800,000	(76,211)
U.S. Treasury 30-Year Bonds (09/08)	160	16,000,000	(278,339)

			$2,649,154

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 1.92%

Health Care - 1.92%

Azithromycin Royalty Sub LLC 16.000% due 05/15/19 § Ж	$14,000,000	$14,070,000
Celtic Pharmaceutical Holdings LP 17.000% due 06/15/12 § Ж	2,380,410	2,392,312

		16,462,312

Total Corporate Bonds & Notes (Cost $16,171,975)		16,462,312

SENIOR LOAN NOTES - 91.77%

Consumer Discretionary - 35.91%

AWAS Capital Inc (1st Lien) 4.563% due 03/15/13 §	3,735,197	3,249,621
AWAS Capital Inc (2nd Lien) 8.813% due 03/15/13 §	2,180,733	1,875,430
Blockbuster Inc Tranche A 6.520% due 08/20/09 §	137,564	132,061
6.790% due 08/20/09 §	1,634,724	1,569,335
Blockbuster Inc Tranche B 6.770% due 08/20/11 §	819,732	777,208
6.950% due 08/20/11 §	1,053,149	998,517
7.040% due 08/20/11 §	1,113,415	1,055,657
Burlington Coat Factory Warehouse Corp 4.900% due 05/28/13 §	16,572,062	13,762,352
CBR Fashion GmbH Facility (2nd Lien) (Germany) 8.467% due 10/10/16 §	EUR 2,500,000	3,227,635
CBR Fashion GmbH Facility Term B (Germany) 6.592% due 04/09/15 §	1,250,000	1,737,638
CBR Fashion GmbH Facility Term C (Germany) 6.842% due 04/11/16 §	1,150,000	1,603,154
Cequel Communications LLC 4.685% due 11/05/13 §	$1,158,551	1,088,030
4.728% due 11/05/13 §	12,419,383	11,663,415
6.000% due 11/05/13 §	222	209
Charter Communications Operating LLC (Replacement Term Loan) 4.900% due 03/06/14 §	24,377,500	21,478,163
Claire’s Stores Inc Term B due 05/29/14 § ¥ •	9,974,811	7,306,549
Dollar General Corp Tranche B1 due 07/07/14 § ¥	2,000,000	1,867,500
5.649% due 07/07/14 §	4,000,000	3,735,000
Dollar General Corp Tranche B2 due 07/07/14 § ¥	5,000,000	4,574,325
5.232% due 07/07/14 §	125,000	114,358
5.233% due 07/07/14 §	291,667	266,836
5.649% due 07/07/14 §	83,333	76,238
Euramax International Holdings BV (2nd Lien European Loan) (Netherlands) 10.728% due 06/29/13 §	331,579	237,079
Euramax International Inc (Domestic Term Loan) 8.000% due 06/29/12 §	3,190,952	2,871,857
Euramax International Inc (2nd Lien Domestic Term Loan) 10.728% due 06/29/13 §	668,421	471,237
Euramax International Inc (Revolving Facility) due 06/29/11 ¥	813,890	671,459
8.500% due 06/29/11 §	992,018	818,415
Foamex LP (1st Lien) 5.731% due 02/12/13 §	742,647	620,110
5.963% due 02/12/13 §	8,911,765	7,441,323
7.250% due 02/12/13 §	44,559	37,207
Fontainebleau Florida Hotel LLC Tranche C 8.788% due 06/06/12 §	2,500,000	2,156,250
Ford Motor Co 5.480% due 12/16/13 §	4,987,342	4,039,148
General Motors Corp (Secured Term Loan) 5.059% due 11/29/13 §	9,949,875	8,494,706
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit) 5.866% due 06/08/11 §	38,405	17,738
5.966% due 06/08/11 §	416,537	192,388
6.578% due 06/08/11 §	96,013	44,346
9.500% due 06/08/11 §	1,033,258	477,237
Ginn La Conduit Lender Inc Tranche B (1st Lien) 9.500% due 06/08/11 §	3,395,064	1,568,095
Green Valley Ranch Gaming LLC (2nd Lien) 5.894% due 08/16/14 §	5,500,000	3,602,500
Green Valley Ranch Gaming LLC (New Term Loan) 4.644% due 02/16/14 §	1,245,283	1,065,502
4.801% due 02/16/14 §	728,773	623,560
Harrah’s Operating Co Term B2 5.801% due 01/28/15 §	67,500	62,016
5.920% due 01/28/15 §	8,910,000	8,186,062
Inmar Inc 4.990% due 04/29/13 § Ж	3,762,938	3,537,162
Insight Midwest Holdings LLC Term B 4.690% due 04/07/14 §	7,087,500	6,840,536
Knology Inc 4.934% due 06/30/12 §	6,124,899	5,665,532
KnowledgePoint360 Group LLC (2nd Lien) (United Kingdom) 9.680% due 04/13/15 § Ж	1,000,000	965,000
Kuilima Resort Co (1st Lien) 11.250% due 09/30/10 § ¤	3,650,000	3,259,906
Lake at Las Vegas Joint Venture due 06/20/12 § ? ¤ Ж	5,507,126	1,312,514
16.100% due 06/20/12 § ¤ Ж	9,881,988	2,355,174
Lake at Las Vegas Joint Venture (Additional Term Loan) 12.000% due 06/20/12 § ¤ Ж	4,120,000	4,120,000
Lake at Las Vegas Joint Venture (Credit-Linked Deposit) due 06/20/12 § ? ¤ Ж	730,654	174,137
16.100% due 06/20/12 § ¤ Ж	1,203,704	286,879
Metro-Goldwyn-Mayer Inc Tranche B 6.051 % due 04/09/12 §	2,954,640	2,425,021
Metro-Goldwyn-Mayer Inc Tranche B1 6.051% due 04/09/12 §	1,234,375	1,010,132
Michaels Stores Inc (Replacement Loan) 4.750% due 10/31/13 §	6,350,903	5,358,575
5.000% due 10/31/13 §	3,528,280	2,976,986
5.188% due 10/31/13 §	1,010,264	852,410
Nielsen Finance LLC (Dollar Term Loan) 4.734% due 08/09/13 §	5,968,842	5,570,929
Nordic Cable Acquisition Co Sub-Holding AB Facility A Com Hem (Sweden) 6.695% due 01/31/13 §	SEK 17,568,571	2,659,491
Nordic Cable Acquisition Co Sub-Holding AB Facility B2 Com Hem (Sweden) 7.195% due 01/31/14 §	17,809,524	2,715,690
Nordic Cable Acquisition Co Sub-Holding AB Facility C ReCap (Sweden) 7.320% due 01/31/15 §	5,761,905	883,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Orbitz Worldwide Inc 5.483% due 07/25/14 §	$181,219	$149,959
5.649% due 07/25/14 §	189,758	157,025
5.801% due 07/25/14 §	569,275	471,075
5.913% due 07/25/14 §	189,758	157,025
Ozburn-Hessey Holding Co LLC 5.880% due 08/10/12 §	3,167,432	2,771,503
6.330% due 08/10/12 §	5,172,006	4,525,505
Parts Holdings SAS Facility D (France) 9.955% due 06/30/15 §	EUR 3,000,000	3,731,461
Penton Media Inc (1st Lien) 4.733% due 02/01/13 §	$103,730	87,392
5.149% due 02/01/13 §	5,080,645	4,280,444
Penton Media Inc (2nd Lien) 7.899% due 02/01/14 §	3,000,000	2,190,000
Pivotal Promontory LLC (1st Lien) 8.070% due 08/31/10 § ¤	7,475,662	5,345,098
Sabre Inc (Initial Term Loan) 4.483% due 09/30/14 §	10,983,541	9,052,305
4.899% due 09/30/14 §	7,406,044	6,103,840
Sitel LLC (U.S. Term Loan) 4.983% due 01/30/14 §	108,638	85,824
5.359% due 01/30/14 §	967,405	764,250
6.500% due 01/30/14 §	3,251,781	2,568,908
Solo Cup Co Term B1 5.960% due 02/27/11 §	317,209	311,835
5.990% due 02/27/11 §	1,213,892	1,193,328
6.140% due 02/27/11 §	951,626	935,505
Stile Acquisition Corp (Canadian Term Loan) (Canada) 4.630% due 04/05/13 §	535,183	499,058
4.920% due 04/05/13 §	1,361,529	1,269,626
5.046% due 04/05/13 §	680,765	634,813
Stile U.S. Acquisition Corp (U.S. Term Loan) 4.630% due 04/05/13 §	728,987	679,781
4.920% due 04/05/13 §	1,839,484	1,715,318
5.046% due 04/05/13 §	919,742	857,659
Tamarack Resort LLC Tranche A (Credit-Linked Deposit) 2.596% due 05/19/11 § ¤ Ж	402,414	277,666
Tamarack Resort LLC Tranche B 10.500% due 05/19/11 § ¤ Ж	594,567	410,251
The Goodyear Tire & Rubber Co (2nd Lien) 4.540% due 04/30/14 §	6,000,000	5,499,990
TME UK Acquisition Co Ltd (U.K. Term Loan) (United Kingdom) 9.020% due 04/26/14 § Ж	GBP 1,616,479	3,074,867
Totes Isotoner Corp (1st Lien) 5.130% due 01/31/13 §	$1,225,285	1,010,861
6.500% due 01/31/13 §	12,183	10,051
Travelport LLC (Delay Draw Term Loan) 4.733% due 08/23/13 §	3,979,900	3,576,935
Travelport LLC (Synthetic Letter of Credit) 5.051% due 08/23/13 §	879,374	790,338
Travelport LLC Tranche B (Dollar Term Loan) 4.733% due 08/23/13 §	3,110,739	2,795,777
Tribune Co Tranche B (Advance) 5.482% due 06/04/14 §	12,574,737	9,603,955
Tribune Co Tranche X (Advance) 5.478% due 06/04/09 §	5,466,667	5,248,984
Univision Communications Inc (Initial Term Loan) 4.733% due 09/29/14 §	1,202,610	993,957
5.149% due 09/29/14 §	18,707,284	15,461,569
WAICCS Las Vegas 3 LLC (1st Lien) 5.948% due 02/01/09 § Ж	5,000,000	4,625,000
WAICCS Las Vegas 3 LLC (2nd Lien) 11.448% due 02/01/09 § Ж	4,000,000	3,700,000
Water PIK Inc (1st Lien) 5.732% due 06/15/13 § Ж	1,980,000	1,940,400
WideOpenWest Finance LLC (1st Lien) 5.149% due 06/30/14 §	4,964,103	4,356,000
5.308% due 06/30/14 §	1,071,795	940,500
5.399% due 06/30/14 §	4,964,102	4,356,000
Wimar Opco LLC 8.250% due 01/03/12 §	3,598,175	3,484,239
Yankee Candle Co Inc 4.490% due 02/06/14 §	80,614	73,722
4.810% due 02/06/14 §	4,757,258	4,350,513
Young Broadcasting Inc 5.000% due 11/03/12 §	541,985	490,157
5.250% due 11/03/12 §	1,679,389	1,518,798

		307,956,393

Consumer Staples - 1.85%

Dole Food Co Inc (Credit-Linked Deposit) due 04/12/13 § ¥	94,306	87,867
2.580% due 04/12/13 §	425,356	396,313
Dole Food Co Inc Tranche B due 04/12/13 § ¥	207,415	193,253
4.750% due 04/12/13 §	297,749	277,419
4.813% due 04/12/13 §	297,749	277,419
4.875% due 04/12/13 §	297,749	277,419
6.000% due 04/12/13 §	42,270	39,383
Pinnacle Foods Finance LLC 5.209% due 04/02/14 §	946,207	885,886
5.438% due 04/02/14 §	1,957,617	1,832,819
5.558% due 04/02/14 §	98,563	92,280
Solvest Ltd Tranche C due 04/12/13 § ¥	691,383	644,176
4.750% due 04/12/13 §	1,701,424	1,585,250
4.813% due 04/12/13 §	935,783	871,888
4.875% due 04/12/13 §	467,892	435,944
6.000% due 04/12/13 §	13,292	12,384
Spectrum Brands Inc (Letter of Credit) 2.309% due 03/30/13 §	374,610	358,065
Spectrum Brands Inc Term B (Dollar Term Loan) 6.480% due 03/30/13 §	2,678,448	2,560,154
6.676% due 03/30/13 §	651,458	622,686
6.710% due 03/30/13 §	1,832,226	1,751,306
6.716% due 03/30/13 §	2,239,387	2,140,485
6.734% due 03/30/13 §	570,026	544,851

		15,887,247

Energy - 2.26%

Coffeyville Resources LLC Tranche D 5.448% due 12/30/13 §	2,640	2,515
6.750% due 12/30/13 §	4	4
Continental Alloys & Services Inc (U.S. Term Loan Advance) 5.301% due 06/15/12 §	6,897,188	6,466,113
Helix Energy Solutions Group Inc 4.483% due 07/01/13 §	2,372,371	2,311,092
4.710% due 07/01/13 §	4,460,700	4,345,481
Value Creation Inc (Canada) 10.210% due 07/07/12 § Ж	6,601,910	6,271,815

		19,397,020

Financials - 5.45%

First Data Corp Tranche B1 (Initial Term Loan) due 09/24/14 § ¥	2,992,462	2,762,806
5.231% due 09/24/14 §	12,633,510	11,663,952
5.551% due 09/24/14 §	894,849	826,173
5.552% due 09/24/14 §	384,091	354,614

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
FleetCor Technologies Operating Co LLC Tranche 1
4.712% due 04/30/13 § ж	$2,250,000	$2,148,750
4.919% due 04/30/13 § ж	177,250	169,274
FleetCor Technologies Operating Co LLC Tranche 2
4.880% due 04/30/13 § ж	490,250	468,189
HUB International Ltd (Initial Term Loan)
5.301% due 06/13/14 §	7,886,030	7,334,007
HUB International Ltd (Delay Draw Term Loan)
5.301% due 06/13/14 §	1,377,395	1,280,977
Kyle Acquisition Group LLC Facility B
due 07/20/09 § ∞ □	2,857,143	1,017,857
8.000% due 07/20/09 § □	5,714,286	2,035,714
Kyle Acquisition Group LLC Facility C
due 07/20/11 § □ ∞	2,142,857	803,571
8.000% due 07/20/11 § □	4,285,714	1,607,143
LBREP/L-Suncal Master I LLC (1st Lien)
7.250% due 01/19/10 § ж	1,558,158	638,845
Realogy Corp (Synthetic Letter of Credit)
2.440% due 10/10/13 § ●	3,492,851	2,986,388
Realogy Corp Term B (Initial Term Loan)
5.475% due 10/10/13 § ●	10,702,228	9,150,406
Spirit Finance Corp
5.873% due 08/01/13 §	2,000,000	1,533,330

		46,781,996

Health Care - 13.48%

BioTech Research Labs (1st Lien)
4.490% due 03/16/14 §	347,143	306,354
4.900% due 03/16/14 §	1,632,857	1,440,996
CCS Medical Inc (1st Lien)
6.060% due 09/30/12 §	16,272,174	13,939,883
CCS Medical Inc (2nd Lien)
10.810% due 03/30/13 §	2,500,000	2,125,000
Community Health Systems Inc (Delay Draw Term Loan)
due 07/25/14 § ∞	97,310	91,886
Community Health Systems Inc (Funded Term Loan)
due 07/25/14 § ∞	1,902,690	1,796,634
4.733% due 07/25/14 §	1,589,221	1,500,638
4.899% due 07/25/14 §	4,994,849	4,716,436
Fenwal Inc (1st Lien)
4.899% due 02/28/14 §	9,945,535	9,025,574
Graceway Pharmaceuticals LLC Term B (1st Lien)
5.551% due 05/03/12 §	6,511,369	5,643,175
HCA Inc Tranche B
5.051% due 11/18/13 §	24,791,323	23,323,552
Inverness Medical Holdings U.S. LLC (1st Lien)
4.808% due 06/26/14 §	2,298,022	2,205,136
LifeCare Holdings Inc
7.050% due 08/11/12 §	11,356,573	10,107,350
Medical Staffing Network Inc (2nd Lien)
8.950% due 07/02/14 § ж	1,000,000	965,000
Mylan Inc Tranche B (U.S. Term Loan)
due 10/02/14 § ∞	2,992,481	2,962,138
5.750% due 10/02/14 §	8,780,244	8,691,212
6.063% due 10/02/14 §	12,624,725	12,496,710
Select Medical Corp Tranche B
4.630% due 02/24/12 §	265,878	247,434
4.658% due 02/24/12 §	6,646,955	6,185,856
5.019% due 02/24/12 §	531,756	494,868
6.000% due 02/24/12 §	1,885	1,755
Stiefel Laboratories Inc (1st Lien)
4.966% due 12/27/13 § ж	4,286,235	4,136,216
Stiefel Laboratories Inc (Delayed Draw Term Loan)
4.966% due 12/27/13 § ж	3,278,423	3,163,678

		115,567,481

Industrials - 8.59%

Alpha Topco Ltd Facility B1 (United Kingdom)
4.858% due 12/31/13 §	2,428,571	2,318,071
Alpha Topco Ltd Facility B2 (United Kingdom)
4.858% due 12/31/13 §	1,669,643	1,593,674
Alpha Topco Ltd Facility D (2nd Lien) (United Kingdom)
6.634% due 06/30/14 §	2,000,000	1,798,750
Atrium Cos Inc (Closing Date Term Loan)
6.490% due 05/31/12 §	4,620,232	3,973,400
6.630% due 05/31/12 §	1,675,498	1,440,928
Avio Investments SPA Facility (2nd Lien) (Italy)
8.717% due 06/14/16 §	EUR 2,245,279	3,001,294
9.371% due 06/14/16 §	1,754,721	2,345,559
BakerCorp Tranche C
4.935% due 05/08/14 §	$5,058,954	4,713,250
5.149% due 05/08/14 §	162,089	151,013
5.267% due 05/08/14 §	4,183,957	3,898,046
Delta Air Lines Inc (2nd Lien)
6.149% due 04/30/14 §	4,957,443	3,247,125
Delta Air Lines Inc (Credit-Linked Deposit)
2.678% due 04/30/12 §	109,464	90,499
4.899% due 04/30/12 §	1,870,536	1,546,466
FR Brand Acquisition Corp Term B (1st Lien)
5.063% due 02/07/14 §	4,745,896	4,348,428
5.188% due 02/07/14 §	379,338	347,568
Gainey Corp
8.070% due 04/20/12 §	3,747,928	1,390,481
Generac Acquisition Corp (1st Lien)
5.184% due 11/11/13 §	1,728,234	1,443,793
Generac Acquisition Corp (2nd Lien)
8.684% due 05/10/14 §	1,000,000	726,665
Hunter Defense Technologies Inc Term B (1st Lien)
6.060% due 08/13/14 §	1,000,000	910,000
Key Safety Systems Inc (1st Lien)
4.740% due 03/08/14 §	529,514	467,958
5.060% due 03/08/14 §	3,906,250	3,452,148
5.070% due 03/08/14 §	1,736,111	1,534,288
United Air Lines Inc Tranche B
4.500% due 01/31/14 §	2,202,866	1,623,248
4.750% due 01/31/14 §	2,804,982	2,066,935
4.938% due 01/31/14 §	4,405,731	3,246,495
US Airways Group Inc
4.983% due 03/24/14 §	17,662,500	11,839,439
Vangent Inc
4.640% due 02/14/13 §	9,118,654	8,594,331
Wesco Aircraft Hardware Corp (1st Lien)
5.060% due 09/30/13 §	1,574,152	1,528,895

		73,638,747

Information Technology - 6.88%

Aeroflex Inc Tranche B1
5.938% due 08/15/14 §	992,500	952,800
Aeroflex Inc Tranche B2
6.438% due 08/15/14 §	992,500	918,062
Aspect Software Inc (2nd Lien)
9.750% due 07/11/12 §	2,000,000	1,875,000
Freescale Semiconductor Inc
due 11/29/13 § ∞	2,859,821	2,599,577
4.209% due 11/29/13 §	9,936,964	9,032,701

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Intergraph Corp (1st Lien Initial Term Loan)
4.646% due 05/29/14 §	$6,677,481	$6,427,075
Metrologic Instruments Inc (1st Lien Add-On)
7.000% due 04/23/14 § ж	4,937,500	4,912,812
Metrologic Instruments Inc (2nd Lien)
10.250% due 04/24/15 § ж	6,000,000	5,940,000
Quantum Corp
6.301% due 07/14/14 §	1,812,500	1,649,375
Serena Software Inc
4.680% due 03/11/13 § ж	3,304,186	3,031,590
SkillSoft Corp
5.551% due 05/14/13 § ж	6,962,418	6,718,733
SunGard Data Systems Inc Term B (U.S. Term Loan)
4.508% due 02/28/14 §	6,438,333	6,107,595
Verint Systems Inc
5.873% due 05/27/14 § ж	4,692,308	4,217,211
Vertafore Inc (New Term Loan)
5.138% due 01/31/12 §	4,927,899	4,595,266

		58,977,797

Materials - 4.59%

Appleton Papers Inc Term B
4.418% due 06/05/14 §	1,935,936	1,805,260
4.460% due 06/05/14 §	1,995,810	1,861,093
4.508% due 06/05/14 §	1,995,810	1,861,093
Berry Plastics Corp Term C
due 04/03/15 § ∞ ●	1,989,924	1,813,319
Custom Building Products Inc (1st Lien)
4.733% due 10/20/11 § ж	593,715	519,501
5.051% due 10/20/11 § ж	606,901	531,038
Custom Building Products Inc (2nd Lien)
7.801% due 04/20/12 § ж	3,000,000	2,430,000
Ferro Corp
4.459% due 06/06/12 §	786,377	751,973
4.801% due 06/06/12 §	1,156,213	1,105,628
Graham Packaging Co LP (New Term Loan)
4.875% due 10/07/11 §	214,945	206,556
5.000% due 10/07/11 §	638,119	613,214
5.063% due 10/07/11 §	141,898	136,359
Inuit Holdings U.S. Inc Facility B2
4.859% due 06/13/15 §	3,741,591	2,866,994
Inuit Holdings U.S. Inc Facility C2
5.109% due 06/13/16 §	3,741,591	2,848,286
Matrix Acquisition Corp Tranche B
4.801% due 04/11/14 §	4,676,314	4,317,780
PSE ACQCO Ltd Term B (USD Senior) (United Kingdom)
4.984% due 05/30/15 § ж	3,000,000	2,595,000
PSE ACQCO Ltd Term C (USD Senior) (United Kingdom)
5.234% due 05/30/16 § ж	3,000,000	2,595,000
Solutia Inc
8.500% due 02/28/14 §	7,967,481	7,775,425
United Central Industrial Supply Co LLC
4.981% due 03/31/12 §	250,449	236,674
5.187% due 03/31/12 §	1,335,331	1,261,887
5.199% due 03/31/12 §	667,665	630,944
5.276% due 03/31/12 §	667,665	630,944

		39,393,968

Telecommunication Services - 7.82%

ALLTEL Communications Inc Tranche B1
due 05/15/15 § ∞	1,994,975	1,972,791
5.232% due 05/15/15 §	4,987,437	4,931,977
ALLTEL Communications Inc Tranche B2
5.564% due 05/15/15 §	7,967,400	7,879,798
Clearwire Corp
8.680% due 07/03/12 §	9,925,000	9,569,338
Cricket Communications Inc Term B
6.500% due 06/16/13 §	8,811,540	8,705,052
Integra Telecom Holdings Inc
6.894% due 08/31/13 §	672,269	632,494
7.051% due 08/31/13 §	808,529	760,693
7.149% due 08/31/13 §	504,202	474,370
Level 3 Financing Inc
4.727% due 03/13/14 §	2,071,429	1,903,777
4.960% due 03/13/14 §	5,178,571	4,759,444
MetroPCS Wireless Inc Tranche B
due 11/04/13 § ∞	5,984,771	5,724,433
4.750% due 11/04/13 §	5,393,783	5,159,154
5.125% due 11/04/13 §	9,429,690	9,019,499
PAETEC Holding Corp (Replacement Loan)
4.983% due 02/28/13 §	1,253,437	1,208,000
UPC Financing Partnership Facility N (Netherlands)
4.209% due 12/31/14 §	4,500,000	4,254,750

		66,955,570

Utilities - 4.94%

Boston Generating LLC (1st Lien)
5.051% due 12/20/13 §	3,534,166	3,322,611
Boston Generating LLC (1st Lien Revolving Credit Loan)
2.375% due 12/20/13 §	97,119	91,306
Boston Generating LLC (1st Lien Synthetic Letter of Credit Loan)
2.676% due 12/20/13 §	346,855	326,092
Calpine Corp (First Priority Term Loan)
due 03/31/14 § ∞	2,992,482	2,862,399
5.685% due 03/31/14 §	9,974,937	9,541,326
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit)
2.701% due 06/28/13 §	2,563,694	2,334,564
Mach Gen LLC (1st Lien Synthetic Letter of Credit)
2.250% due 02/22/13 §	939,629	913,136
Mach Gen LLC Term B (1st Lien)
4.638% due 02/22/14 §	8,933,355	8,681,480
Texas Competitive Electric Co Tranche B2 (Initial Term Loan)
due 10/10/14 § ∞	1,989,962	1,846,934
5.948% due 10/10/14 §	727,925	675,605
6.234% due 10/10/14 §	4,410,625	4,093,610
6.478% due 10/10/14 §	846,375	785,542
Texas Competitive Electric Co Tranche B3 (Initial Term Loan)
6.234% due 10/10/14 §	6,628,354	6,152,802
6.478% due 10/10/14 §	840,302	780,015

		42,407,422

Total Senior Loan Notes (Cost $872,512,276)		786,963,641

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 5.27%

Repurchase Agreement - 5.27%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $45,231,073; collateralized by Federal Home Loan Bank: 2.550% due 09/12/08 and market value $46,138,463)	$45,229,000	$45,229,000

Total Short-Term Investment (Cost $45,229,000)		45,229,000

TOTAL INVESTMENTS - 98.96% (Cost $933,913,251)		848,654,953

OTHER ASSETS & LIABILITIES, NET - 1.04%		8,907,477

NET ASSETS - 100.00%		$857,562,430

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	35.91%
Health Care	15.40%
Industrials	8.59%
Telecommunication Services	7.82%
Information Technology	6.88%
Financials	5.45%
Short-Term Investment	5.27%
Utilities	4.94%
Materials	4.59%
Energy	2.26%
Consumer Staples	1.85%

98.96%
Other Assets & Liabilities, Net	1.04%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $23,005,910 or 2.68% of the net assets were in default as of June 30, 2008.
(d) 11.04% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $7,604,574 or 0.89% of the net assets as of June 30, 2008, which could be extended at the option of the borrower.

	Unfunded Loan	Unrealized
Borrower	Commitments	Depreciation

Bausch & Lomb Inc (Dollar Revolving Credit Loan)	$2,000,000	($10,295)
Community Health Systems Inc (Delayed Draw Term Loan)	336,812	(1,423)
Euramax International Inc (Revolving Facility Term Loan)	3,194,092	(247,873)
Fenwal Inc (1st Lien Delayed Draw Term Loan)	1,678,572	(157,059)
HUB International Ltd (Delayed Draw Term Loan)	395,098	(25,277)

	$7,604,574	($441,927)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 36.07%

Consumer Discretionary - 3.10%

CCO Holdings LLC
8.750% due 11/15/13	$975,000	$901,875
Comcast Corp
3.010% due 07/14/09 §	3,050,000	3,026,442
6.950% due 08/15/37	6,050,000	5,969,057
CVS Lease Pass-Through Trust
6.036% due 12/10/28 ~	3,390,464	3,157,122
DaimlerChrysler Finance North America LLC
5.875% due 03/15/11	4,700,000	4,763,394
Dex Media West LLC
9.875% due 08/15/13	1,645,000	1,484,612
DIRECTV Holdings LLC
6.375% due 06/15/15	3,050,000	2,874,625
Hanesbrands Inc
6.508% due 12/15/14 §	2,415,000	2,258,025
Jarden Corp
7.500% due 05/01/17 †	2,240,000	1,960,000
K2 Inc
5.610% due 02/15/10 + ¤ ж	4,000,000	—
6.010% due 02/15/10 + ¤ ж	6,000,000	—
McDonald’s Corp
6.300% due 10/15/37	1,495,000	1,491,844
MGM MIRAGE
6.750% due 04/01/13	665,000	576,888
7.500% due 06/01/16 †	1,500,000	1,231,875
Neiman-Marcus Group Inc
9.000% due 10/15/15	1,270,000	1,260,475
News America Inc
6.200% due 12/15/34	1,000,000	925,044
Quebecor Media Inc (Canada)
7.750% due 03/15/16	2,155,000	2,014,925
Sally Holdings LLC
9.250% due 11/15/14 †	1,250,000	1,206,250
Sealy Mattress Co
8.250% due 06/15/14 †	2,505,000	2,066,625
Simmons Co
0.000% due 12/15/14 §	2,095,000	1,550,300
Steinway Musical Instruments Inc
7.000% due 03/01/14 ~	800,000	736,000
Stewart Enterprises Inc
6.250% due 02/15/13	1,445,000	1,379,975
Target Corp
7.000% due 01/15/38	1,295,000	1,331,950
Tenneco Inc
8.125% due 11/15/15	1,120,000	1,019,200
The Goodyear Tire & Rubber Co
9.000% due 07/01/15	6,000	6,015
The Home Depot Inc
2.901% due 12/16/09 §	1,925,000	1,875,595
5.875% due 12/16/36	2,815,000	2,306,721
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,445,805
Time Warner Entertainment Co LP
8.375% due 07/15/33	890,000	965,842
Time Warner Inc
2.915% due 11/13/09 §	2,800,000	2,721,886
5.875% due 11/15/16	2,790,000	2,635,091
TRW Automotive Inc
7.000% due 03/15/14 ~	1,100,000	959,750
7.250% due 03/15/17 ~	1,000,000	845,000
Viacom Inc
3.126% due 06/16/09 §	1,900,000	1,880,394
Videotron Ltee (Canada)
6.875% due 01/15/14	1,075,000	1,042,750
Visant Holding Corp
0.000% due 12/01/13 † §	1,270,000	1,238,250
8.750% due 12/01/13	495,000	487,575

		61,597,177

Consumer Staples - 1.93%

Constellation Brands Inc
7.250% due 09/01/16	1,980,000	1,871,100
CVS Caremark Corp
2.982% due 06/01/10 §	6,500,000	6,347,036
Del Monte Corp
6.750% due 02/15/15	675,000	646,312
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	4,630,000	4,577,885
Dr Pepper Snapple Group Inc
6.820% due 05/01/18 ~	4,845,000	4,873,619
Kraft Foods Inc
6.000% due 02/11/13	5,360,000	5,420,718
Phillip Morris International Inc
6.375% due 05/16/38	1,970,000	1,926,110
Rite Aid Corp
8.125% due 05/01/10	25,000	25,375
Safeway Inc
6.350% due 08/15/17	2,575,000	2,654,681
The Kroger Co
6.400% due 08/15/17	2,610,000	2,666,658
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,508,114
5.375% due 04/05/17 †	4,815,000	4,877,147
6.500% due 08/15/37	830,000	857,026

		38,251,781

Energy - 3.26%

Anadarko Petroleum Corp
3.176% due 09/15/09 §	1,975,000	1,952,959
6.450% due 09/15/36	4,105,000	4,065,021
Cameron International Corp
7.000% due 07/15/38	1,600,000	1,602,854
Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,607,182
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	611,000
7.000% due 08/15/14	925,000	911,125
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,376,103
Enterprise Products Operating LP
6.300% due 09/15/17	4,360,000	4,336,984
Gaz Capital SA (Russia)
7.288% due 08/16/37 ~	8,350,000	7,715,400
Gazprom International SA (Russia)
7.201% due 02/01/20 ~	3,424,422	3,422,710
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	3,000,000	2,928,024
6.500% due 02/01/37	2,340,000	2,219,520
Nakilat Inc (Qatar)
6.067% due 12/31/33 ~	2,795,000	2,479,481
Nexen Inc (Canada)
6.400% due 05/15/37	5,687,000	5,401,791
Pemex Project Funding Master Trust
4.513% due 10/15/09 ~ §	2,500,000	2,513,125
Qatar Petroleum (Qatar)
5.579% due 05/30/11 ~	1,633,415	1,670,330
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
5.832% due 09/30/16 ~	3,920,000	3,812,761
Sonat Inc
7.625% due 07/15/11 †	2,325,000	2,358,638
Suncor Energy Inc (Canada)
6.850% due 06/01/39	3,460,000	3,541,722

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Transocean Inc (Cayman)
6.800% due 03/15/38	$3,710,000	$3,806,571
Valero Energy Corp
6.625% due 06/15/37	2,655,000	2,441,652
XTO Energy Inc
6.375% due 06/15/38	3,160,000	3,029,827

		64,804,780

Financials - 17.76%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	7,080,000	7,059,652
American General Finance Corp
6.900% due 12/15/17	2,610,000	2,278,548
American International Group Inc
8.175% due 05/15/58 ~ §	3,635,000	3,430,070
Arch Western Finance LLC
6.750% due 07/01/13 †	1,680,000	1,654,800
Bancaja U.S. Debt SAU (Spain)
2.860% due 07/10/09 ~ §	2,000,000	1,925,022
Bank of America Corp
5.650% due 05/01/18	11,570,000	10,821,467
Bank of America NA
2.786% due 06/12/09 §	11,000,000	10,975,470
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 ~	3,085,000	3,038,784
Barclays Bank PLC (United Kingdom)
5.926% due 12/15/99 ~ §	3,060,000	2,612,903
7.434% due 12/15/99 ~ §	2,400,000	2,254,853
CAM US Finance SA Sociedad Unipersonal (Spain)
3.023% due 02/01/10 ~ §	4,000,000	3,768,968
Caterpillar Financial Services Corp
2.779% due 05/18/09 §	1,750,000	1,745,040
5.450% due 04/15/18	4,315,000	4,285,770
Citigroup Funding Inc
3.633% due 05/08/09 §	3,000,000	2,978,595
Citigroup Inc
5.500% due 04/11/13	8,420,000	8,226,222
6.000% due 08/15/17	3,515,000	3,358,618
6.125% due 11/21/17	3,630,000	3,489,817
Countrywide Financial Corp
5.800% due 06/07/12	3,005,000	2,844,584
Credit Agricole SA (France)
2.696% due 05/28/10 ~ §	10,000,000	9,900,420
Credit Suisse Guernsey Ltd (Switzerland)
5.860% due 12/01/99 §	3,630,000	3,031,104
Credit Suisse USA Inc
2.807% due 12/09/08 §	3,500,000	3,497,042
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 † ~	3,285,000	3,131,604
Deutsche Bank AG (Germany)
5.375% due 10/12/12	4,495,000	4,565,531
Deutsche Bank AG NY (Germany)
3.176% due 02/16/10 §	10,000,000	10,006,950
Discover Financial Services
3.316% due 06/11/10 §	2,075,000	1,775,546
Ford Motor Credit Co LLC
7.800% due 06/01/12	2,465,000	1,907,935
General Electric Capital Corp
2.937% due 10/26/09 §	1,500,000	1,495,200
5.875% due 01/14/38	5,820,000	5,291,940
6.150% due 08/07/37	1,105,000	1,040,287
General Motors Acceptance Corp LLC
6.875% due 08/28/12	1,040,000	712,750
Genworth Financial Inc
5.231% due 05/16/09	8,600,000	8,643,740
Genworth Life Institutional Funding Trust
5.875% due 05/03/13 ~	7,000,000	6,903,008
Goldman Sachs Capital II
5.793% due 06/01/43 §	3,875,000	2,696,690
HBOS PLC (United Kingdom)
5.920% due 10/01/99 ~ §	5,900,000	4,207,662
6.657% due 11/21/99 † ~ §	1,650,000	1,159,090
Host Hotels & Resorts LP
7.125% due 11/01/13	1,410,000	1,318,350
HSBC Bank USA NA
7.000% due 01/15/39	2,540,000	2,492,896
HSBC Finance Corp
2.899% due 06/19/09 §	1,480,000	1,450,965
4.125% due 12/15/08	6,289,000	6,279,938
ICICI Bank Ltd (India)
3.250% due 01/12/10 ~ §	1,950,000	1,891,420
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/30/56 §	10,120,000	6,608,502
Lehman Brothers Holdings Inc
2.778% due 05/25/10 §	5,000,000	4,634,025
5.250% due 02/06/12	1,780,000	1,685,822
5.625% due 01/24/13	5,490,000	5,201,418
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,367,495
Lincoln National Corp
7.000% due 05/17/66 §	4,810,000	4,387,677
Links Finance Corp (Cayman)
3.050% due 06/15/10 + ~ § ж	5,000,000	—
Merrill Lynch & Co Inc
2.768% due 08/14/09 §	4,000,000	3,874,104
2.937% due 09/09/09 §	1,500,000	1,443,472
6.220% due 09/15/26	775,000	643,220
Metropolitan Life Global Funding I
2.759% due 05/17/10 ~ §	10,000,000	9,867,110
5.125% due 04/10/13 ~	7,285,000	7,241,658
Monumental Global Funding II
2.800% due 07/15/08 ~	8,350,000	8,348,388
Morgan Stanley
2.803% due 01/15/10 §	4,150,000	4,015,108
2.870% due 05/07/10 † §	6,500,000	6,279,598
5.450% due 01/09/17	5,155,000	4,689,663
6.625% due 04/01/18	5,745,000	5,453,068
Nationwide Financial Services Inc
6.750% due 05/15/37 †	2,400,000	1,906,102
PNC Funding Corp
2.495% due 06/12/09 §	11,000,000	10,903,321
Principal Life Income Funding Trusts
5.300% due 04/24/13	4,805,000	4,810,074
QBE Capital Funding II LP (United Kingdom)
6.797% due 12/31/99 ~ §	2,895,000	2,430,755
Reinsurance Group of America Inc
6.750% due 12/15/65 §	1,920,000	1,511,848
Santander U.S. Debt SA Unipersonal (Spain)
2.861% due 09/19/08 ~ §	3,000,000	2,996,808
Shinsei Finance II (Cayman)
7.160% due 07/25/99 ~ §	8,290,000	5,854,812
SLM Corp
3.060% due 07/27/09 §	2,750,000	2,578,922
Standard Chartered PLC (United Kingdom)
6.409% due 01/01/99 ~ §	3,900,000	3,134,477
Swiss Re Capital I LP (United Kingdom)
6.854% due 05/25/99 ~ §	6,335,000	5,593,932
The Bank of New York Mellon Corp
2.816% due 06/29/10 §	7,500,000	7,433,100
The Goldman Sachs Group Inc
2.891% due 06/23/09 §	2,675,000	2,647,755
2.901% due 06/28/10 §	4,500,000	4,391,590
5.625% due 01/15/17	1,165,000	1,081,220
5.950% due 01/15/27	3,270,000	2,826,774
6.750% due 10/01/37	2,645,000	2,426,795

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
The Hartford Financial Services Group Inc
5.550% due 08/16/08	$2,500,000	$2,504,540
The Royal Bank of Scotland Group PLC (United Kingdom)
6.990% due 04/05/56 ~ §	4,600,000	4,146,905
7.640% due 03/31/56 §	3,600,000	3,296,837
The Travelers Cos Inc
6.250% due 03/15/37 §	5,860,000	5,042,630
TRAINS
7.117% due 05/01/16 ~ §	1,700,000	1,656,123
VTB 24 Capital PLC (Ireland)
3.497% due 12/07/09 §	6,500,000	6,322,550
VTB Capital SA (Luxembourg)
3.384% due 08/01/08 ~ §	5,200,000	5,154,500
Wachovia Bank NA
6.600% due 01/15/38	2,080,000	1,817,889
Wachovia Capital Trust III
5.800% due 03/15/42 §	5,725,000	3,895,193
Wells Fargo Capital XIII
7.700% due 12/01/99 §	9,385,000	9,503,428
XL Capital Ltd (Cayman)
6.500% due 12/31/99 §	5,105,000	3,451,011
ZFS Finance USA Trust II
6.450% due 12/15/65 ~ §	7,445,000	6,613,580

		352,823,050

Health Care - 1.01%

Biomet Inc
10.375% due 10/15/17	2,725,000	2,902,125
Community Health Systems Inc
8.875% due 07/15/15	2,425,000	2,452,281
GlaxoSmithKline Capital Inc
6.375% due 05/15/38	3,455,000	3,440,914
HCA Inc
9.250% due 11/15/16	1,330,000	1,373,225
9.625% due 11/15/16	2,045,000	2,111,462
The Cooper Cos Inc
7.125% due 02/15/15	2,405,000	2,320,825
UnitedHealth Group Inc
2.981% due 06/21/10 §	5,525,000	5,328,343

		19,929,175

Industrials - 2.07%

ACCO Brands Corp
7.625% due 08/15/15	1,425,000	1,289,625
Allied Waste North America Inc
7.250% due 03/15/15	840,000	842,100
7.375% due 04/15/14 †	715,000	729,300
Ashtead Capital Inc
9.000% due 08/15/16 † ~	900,000	796,500
Baldor Electric Co
8.625% due 02/15/17	720,000	727,200
Citic Resources Finance Ltd (United Kingdom)
6.750% due 05/15/14 ~	3,644,000	3,411,695
Corrections Corp of America
6.250% due 03/15/13	320,000	309,600
CSX Corp
7.450% due 04/01/38	3,010,000	3,025,634
General Electric Co
5.250% due 12/06/17	5,535,000	5,330,692
Hawker Beechcraft Acquisition Co LLC
8.875% due 04/01/15	2,355,000	2,378,550
International Lease Finance Corp
2.858% due 05/24/10 §	1,625,000	1,521,006
John Deere Capital Corp
2.789% due 07/16/10 §	10,000,000	9,927,070
5.350% due 04/03/18	3,480,000	3,436,041
L-3 Communications Corp
5.875% due 01/15/15	835,000	774,462
Rental Service Corp
9.500% due 12/01/14	550,000	462,000
Siemens Financieringsmaatschappij NV (Netherlands)
2.728% due 08/14/09 ~ §	2,250,000	2,250,799
Terex Corp
8.000% due 11/15/17 †	2,440,000	2,433,900
United Rentals North America Inc
6.500% due 02/15/12	25,000	22,625
United Technologies Corp
2.752% due 06/01/09 §	1,500,000	1,499,658

		41,168,457

Information Technology - 1.77%

EchoStar DBS Corp
7.125% due 02/01/16	4,120,000	3,821,300
Freescale Semiconductor Inc
9.125% due 12/15/14	490,000	383,425
Hewlett-Packard Co
2.836% due 06/15/10 §	11,000,000	10,949,851
4.500% due 03/01/13	7,225,000	7,139,350
IBM International Group Capital LLC
5.050% due 10/22/12	3,030,000	3,097,305
Iron Mountain Inc
6.625% due 01/01/16	1,805,000	1,696,700
NXP BV (Netherlands)
9.500% due 10/15/15 †	1,450,000	1,265,125
Open Solutions Inc
9.750% due 02/01/15 ~	525,000	430,500
Oracle Corp
6.500% due 04/15/38	1,860,000	1,870,740
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14 †	2,260,000	2,090,500
SunGard Data Systems Inc
9.125% due 08/15/13	650,000	659,750
10.250% due 08/15/15	1,775,000	1,792,750

		35,197,296

Materials - 1.14%

Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,390,000	2,515,738
Georgia-Pacific Corp
7.000% due 01/15/15 ~	1,660,000	1,568,700
7.700% due 06/15/15	280,000	266,000
Huntsman LLC
11.500% due 07/15/12	300,000	312,750
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	1,550,000	1,026,875
Nalco Co
7.750% due 11/15/11 †	915,000	919,575
8.875% due 11/15/13	920,000	947,600
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	225,000	231,750
PolyOne Corp
8.875% due 05/01/12	960,000	964,800
8.875% due 05/01/12 ~	1,650,000	1,658,250
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13	10,055,000	10,121,645
Smurfit-Stone Container Enterprises Inc
8.375% due 07/01/12	1,660,000	1,464,950
Terra Capital Inc
7.000% due 02/01/17	690,000	679,650

		22,678,283

Telecommunication Services - 1.78%

AT&T Inc
6.300% due 01/15/38	6,450,000	6,113,374
6.400% due 05/15/38	940,000	902,758

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
BellSouth Corp
2.776% due 08/15/08 §	$1,900,000	$1,898,854
Cricket Communications Inc
9.375% due 11/01/14	550,000	532,125
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 † ~	575,000	544,094
Intelsat Bermuda Ltd (Bermuda)
9.250% due 06/15/16	200,000	202,500
MetroPCS Wireless Inc
9.250% due 11/01/14	1,730,000	1,673,775
Nordic Telephone Co Holdings (Denmark)
8.875% due 05/01/16 ~	2,305,000	2,270,425
PAETEC Holding Corp
9.500% due 07/15/15	500,000	463,750
Qwest Communications International Inc
6.176% due 02/15/09 §	151,000	151,000
Rogers Communications Inc (Canada)
9.625% due 05/01/11	8,000,000	8,860,856
Telecom Italia Capital SA (Luxembourg)
7.721% due 06/04/38	1,325,000	1,350,343
Telefonica Emisiones SAU (Spain)
3.103% due 06/19/09 §	3,500,000	3,481,139
Verizon Communications Inc
5.350% due 02/15/11	2,700,000	2,758,523
6.400% due 02/15/38	4,365,000	4,076,164

		35,279,680

Utilities - 2.25%

Abu Dhabi National Energy Co (United Arab Emirates)
5.620% due 10/25/12 ~	8,965,000	9,042,260
AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,386,489
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,294,688
E.ON International Finance BV (Netherlands)
5.800% due 04/30/18 ~	5,860,000	5,759,319
Energy Future Holdings Corp
10.875% due 11/01/17 ~	665,000	674,975
MidAmerican Energy Holdings Co
6.125% due 04/01/36	2,575,000	2,480,729
6.500% due 09/15/37	2,400,000	2,431,884
Mirant Americas Generation LLC
8.300% due 05/01/11	775,000	804,063
Mirant North America LLC
7.375% due 12/31/13	2,025,000	2,017,406
NRG Energy Inc
7.375% due 02/01/16	2,725,000	2,571,719
ONEOK Partners LP
5.900% due 04/01/12	1,280,000	1,287,921
Southern California Edison Co
5.950% due 02/01/38	3,075,000	3,050,289
Tampa Electric Co
6.550% due 05/15/36	2,000,000	1,967,602
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 ~	950,000	935,750
The AES Corp
8.750% due 05/15/13 ~	16,000	16,680
Veolia Environnement (France)
6.000% due 06/01/18 †	2,040,000	2,039,082
Virginia Electric & Power Co
6.350% due 11/30/37	1,680,000	1,640,990
Wind Acquisition Finance SA (Luxembourg)
10.750% due 12/01/15 ~	1,275,000	1,345,125

		44,746,971

Total Corporate Bonds & Notes (Cost $762,246,809)		716,476,650

MORTGAGE-BACKED SECURITIES - 42.41%

Collateralized Mortgage Obligations - 13.02%

American Home Mortgage Assets
2.673% due 09/25/46 “ §	8,197,151	5,849,072
Arran Residential Mortgages Funding PLC (United Kingdom)
2.780% due 04/12/56 ~ “ §	2,319,918	2,234,454
Banc of America Commercial Mortgage Inc
5.929% due 05/10/45 “ §	10,080,000	9,861,593
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/38 “	4,000,000	3,738,703
5.902% due 09/11/38 “ §	6,625,000	6,472,808
Bear Stearns Mortgage Funding Trust
2.663% due 06/25/37 “ §	10,300,658	7,568,788
Citigroup Mortgage Loan Trust Inc
6.500% due 10/25/36 ~ “	7,972,702	7,991,460
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/48 “	4,750,000	4,573,390
Citimortgage Alternative Loan Trust
6.000% due 01/25/37 “	13,713,112	11,682,606
Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/46 “ §	5,000,000	4,899,636
Countrywide Alternative Loan Trust
2.653% due 01/25/37 “ §	8,825,000	5,175,036
2.692% due 09/20/46 “ §	7,099,686	4,372,089
2.693% due 04/25/47 “ §	12,054,985	7,541,414
2.733% due 09/25/47 “ §	9,423,580	6,449,120
6.500% due 09/25/36 “	6,435,236	5,329,510
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 “	7,974,382	7,536,019
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/40 “	8,000,000	7,438,043
6.005% due 09/15/39 “ §	14,000,000	13,399,995
Downey Savings & Loan Association Mortgage Loan Trust
2.773% due 10/19/45 “ §	5,537,721	4,319,985
Fannie Mae
6.500% due 09/25/33 - 01/25/34 “ ±	11,432,720	11,795,952
Fannie Mae (IO)
5.018% due 04/25/32 “ §	20,446,750	2,257,569
5.500% due 01/01/36 “	164,962	43,446
First Horizon Alternative Mortgage Securities
6.000% due 08/25/36 “	3,874,543	3,457,574
Freddie Mac
3.471% due 02/15/32 “ §	1,166,840	1,176,311
5.000% due 10/15/34 “	13,273,897	12,442,427
Freddie Mac (IO)
4.629% due 05/15/36 “ §	13,997,655	1,754,752
4.679% due 05/15/36 “ §	76,373,814	9,700,414
4.729% due 09/15/29 - 08/15/35 “ § ±	12,648,006	1,154,451
Greenpoint Mortgage Funding Trust
2.663% due 01/25/37 “ §	4,425,143	3,052,130
Harborview Mortgage Loan Trust
2.633% due 01/25/47 “ §	3,672,293	2,579,098
2.663% due 07/19/46 “ §	3	2
2.673% due 09/19/37 “ §	17,440,342	12,484,083
2.683% due 05/19/47 “ §	11,927	8,353
IndyMac Index Mortgage Loan Trust
2.723% due 06/25/37 “ §	7,666,755	5,788,776
2.743% due 06/25/35 “ §	6,365,141	4,989,985
2.783% due 07/25/35 “ §	4,733,184	3,703,662
5.936% due 09/25/36 “ §	1,171,824	1,093,201

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
LB-UBS Commercial Mortgage Trust
6.080% due 06/15/38 “ §	$1,575,000	$1,553,950
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.591% due 09/15/21 ~ “ §	2,677,080	2,526,765
Lehman Mortgage Trust
6.000% due 05/25/37 “	3,005,569	2,843,985
Merrill Lynch Mortgage Trust
5.841% due 05/12/39 “ §	1,005,000	979,700
Permanent Master Issuer PLC (United Kingdom)
2.753% due 10/15/15 “ §	5,375,000	5,316,396
Residential Accredit Loans Inc
2.643% due 02/25/37 “ §	2,259,371	1,554,095
2.693% due 04/25/46 “ §	1,879,056	1,346,011
Residential Asset Securitization Trust
6.000% due 08/25/36 “	5,368,728	4,515,553
Thornburg Mortgage Securities Trust
2.593% due 11/25/46 “ §	2,648,052	2,534,901
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 07/25/36 “	2,776,765	2,193,929
Washington Mutual Mortgage Pass-Through Certificates
2.753% due 12/25/45 “ §	3,262,567	2,526,101
Wells Fargo Mortgage-Backed Securities Trust
5.500% due 05/25/22 “	5,616,850	5,231,512
6.000% due 06/25/37 - 08/25/37 “ ±	22,360,037	21,548,512

		258,587,317

Fannie Mae - 11.82%

4.500% due 07/17/38 “	54,000,000	52,194,348
5.000% due 07/17/38 “	20,100,000	19,877,011
5.500% due 07/14/38 - 07/17/38 “ ±	82,730,000	82,755,817
6.000% due 07/14/38 - 08/13/38 “ ±	13,560,000	13,802,670
6.500% due 07/14/38 “	64,270,000	66,167,957

		234,797,803

Freddie Mac - 15.03%

5.000% due 12/01/35 - 07/14/38 “ ±	116,257,712	111,473,012
5.419% due 06/01/37 “ §	1,114,888	1,124,359
5.454% due 07/01/37 “ §	2,029,998	2,046,212
5.500% due 10/01/37 - 08/13/38 “ ±	38,853,639	38,281,332
5.524% due 06/01/37 “ §	10,303,940	10,385,331
5.572% due 06/01/37 “ §	1,158,524	1,169,796
5.839% due 11/01/36 “ §	6,088,868	6,200,865
5.866% due 01/01/37 “ §	1,736,852	1,760,831
6.000% due 07/14/38 “	92,850,000	93,792,985
6.500% due 07/14/38 “	31,315,000	32,278,907

		298,513,630

Government National Mortgage Association - 2.54%

6.500% due 07/21/38 “	48,780,000	50,388,228

Total Mortgage-Backed Securities (Cost $871,400,375)		842,286,978

ASSET-BACKED SECURITIES - 10.58%

American Express Credit Account Master Trust
2.461% due 12/17/12 “ §	11,000,000	10,882,574
Asset-Backed Funding Certificates
2.543% due 10/25/36 “ §	1,560,074	1,546,575
Asset-Backed Securities Corp Home Equity
2.623% due 07/25/36 “ §	2,500,000	1,818,301
2.903% due 05/25/35 “ §	3,000,000	2,649,422
Bank of America Credit Card Trust
2.701% due 11/15/11 “ §	3,000,000	2,937,742
Capital One Auto Finance Trust
5.030% due 04/15/12 “	15,000,000	14,632,416
5.070% due 07/15/11 “	4,491,388	4,407,096
Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	29,665,000	30,166,303
Capital One Prime Auto Receivables Trust
5.430% due 02/15/10 “	2,735,388	2,750,542
Citibank Credit Card Issuance Trust
2.668% due 01/09/12 “ §	3,775,000	3,640,917
2.668% due 05/21/12 “ §	20,000,000	19,785,952
Citigroup Mortgage Loan Trust Inc
2.553% due 05/25/37 “ §	3,793,292	3,604,069
2.633% due 08/25/36 “ §	2,000,000	1,872,000
2.663% due 03/25/37 “ §	3,500,000	2,660,220
Countrywide Asset-Backed Certificates
2.543% due 11/25/37 “ §	14,728,508	14,227,029
2.633% due 04/25/46 “ §	5,000,000	4,509,119
Credit-Based Asset Servicing & Securitization LLC
5.891% due 02/25/37 “ §	2,833,687	2,810,288
DaimlerChrysler Auto Trust
5.380% due 03/08/11 “	3,200,000	3,253,013
Ford Credit Auto Owner Trust
5.420% due 04/15/10 “	2,823,394	2,847,813
GE Dealer Floorplan Master Note Trust
2.492% due 04/20/11 “ §	2,250,000	2,233,436
GSAA Trust
2.643% due 07/25/36 “ §	3,500,000	1,249,783
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 “	3,250,000	3,305,119
Helios Finance LP (Cayman)
3.182% due 10/20/14 ~ “ §	4,000,000	2,938,800
Home Equity Asset Trust
2.913% due 02/25/36 “ §	2,000,000	1,514,868
Household Automotive Trust
5.300% due 11/17/11 “	4,250,000	4,247,889
Lehman XS Trust
2.743% due 02/25/46 “ §	14,968,969	10,516,666
Nelnet Student Loan Trust
2.910% due 04/27/20 “ §	1,608,383	1,603,055
Option One Mortgage Loan Trust
2.573% due 04/25/37 “ §	3,514,716	3,350,450
Residential Asset Mortgage Products Inc
2.893% due 11/25/35 “ §	2,000,000	1,578,372
Residential Asset Securities Corp
2.633% due 06/25/36 “ §	7,000,000	6,667,529
2.893% due 11/25/35 “ §	3,820,000	3,012,082
Soundview Home Equity Loan Trust
2.633% due 06/25/36 “ §	5,000,000	4,689,118
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 “	14,000,000	13,981,041
5.410% due 08/12/11 “	3,858,122	3,862,353
UPFC Auto Receivables Trust
5.460% due 06/15/10 “	2,197,140	2,181,656
USAA Auto Owner Trust
5.370% due 02/15/12 “	5,500,000	5,605,428
Washington Mutual Asset-Backed Certificates
2.573% due 05/25/47 “ §	5,134,306	4,966,043
Wells Fargo Home Equity Trust
2.633% due 01/25/37 “ §	2,000,000	1,615,028

Total Asset-Backed Securities (Cost $223,617,098)		210,120,107

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 7.49%

Fannie Mae
6.000% due 05/15/11 †	$31,500,000	$33,564,825
7.250% due 01/15/10 †	35,000,000	37,238,110
7.250% due 05/15/30 †	5,000,000	6,363,075
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17 ~	8,400,000	8,631,668
Federal Home Loan Bank
5.000% due 11/17/17 †	15,000,000	15,322,185
5.750% due 05/15/12 †	5,000,000	5,329,705
Freddie Mac
4.625% due 12/19/08 †	14,500,000	14,630,920
4.875% due 02/17/09 †	13,600,000	13,776,202
5.250% due 04/18/16 †	9,400,000	9,796,483
6.750% due 03/15/31 †	3,400,000	4,108,536

Total U.S. Government Agency Issues (Cost $144,585,349)		148,761,709

U.S. TREASURY OBLIGATIONS - 23.67%

U.S. Treasury Bonds - 2.15%

5.000% due 05/15/37 †	725,000	779,376
5.375% due 02/15/31 †	15,670,000	17,415,748
6.125% due 08/15/29	6,325,000	7,631,018
6.625% due 02/15/27 †	13,480,000	16,900,563

		42,726,705

U.S. Treasury Inflation Protected Securities - 0.81%

2.625% due 07/15/17 ^	14,516,497	16,038,465

U.S. Treasury Notes - 20.71%

1.750% due 03/31/10 †	7,455,000	7,361,231
2.125% due 04/30/10 †	4,670,000	4,637,529
2.625% due 05/31/10	199,430,000	199,617,065
2.875% due 01/31/13 †	51,505,000	50,639,922
3.500% due 05/31/13 †	55,510,000	55,939,370
3.500% due 02/15/18 †	7,275,000	7,005,032
3.875% due 05/15/18 †	42,285,000	41,944,775
4.125% due 08/31/12 †	6,900,000	7,144,198
4.250% due 09/30/12 †	3,740,000	3,895,154
4.250% due 11/15/17 †	6,030,000	6,161,436
4.500% due 02/15/09 † ‡	3,025,000	3,067,069
4.500% due 05/15/10 † ‡	12,715,000	13,166,980
4.625% due 12/31/11 ‡	4,015,000	4,219,516
4.750% due 08/15/17	6,105,000	6,469,395

		411,268,672

Total U.S. Treasury Obligations (Cost $467,298,120)		470,033,842

FOREIGN GOVERNMENT BONDS & NOTES - 2.67%

Canadian Government Bond (Canada)
3.750% due 06/01/12	CAD 12,780,000	12,677,479
Korea Development Bank (South Korea)
5.300% due 01/17/13	$1,980,000	1,967,286
Republic of Argentina (Argentina)
3.000% due 04/30/13 §	4,000,000	1,892,877
7.000% due 10/03/15	4,150,000	2,909,150
Republic of Brazil (Brazil)
8.000% due 01/15/18	6,084,000	6,771,493
12.250% due 03/06/30	3,120,000	5,300,880
Russian Federation Government Bond (Russia)
12.750% due 06/24/28 ~	2,385,000	4,254,628
Ukraine Government Bond (Ukraine)
6.391% due 08/05/09 ~ §	585,000	593,775
6.580% due 11/21/16 ~	7,055,000	6,239,317
6.875% due 03/04/11 ~	1,585,000	1,571,369
7.650% due 06/11/13 ~	1,225,000	1,194,375
United Mexican States (Mexico)
3.410% due 01/13/09 §	3,450,000	3,457,762
8.000% due 09/24/22	3,410,000	4,158,495

Total Foreign Government Bonds & Notes (Cost $55,305,853)		52,988,886

PURCHASED OPTIONS - 1.26%
(See Note (f) to Notes to Schedule of Investments) (Cost $23,013,256)		25,047,812

SHORT-TERM INVESTMENTS - 13.00%

Certificates of Deposit - 0.50%

Bank of Ireland (Ireland)
3.074% due 03/03/09 §	10,000,000	10,000,000

Commercial Paper - 8.85%

Clipper Receivables Co LLC
2.660% due 07/02/08	75,000,000	74,994,458
Ranger Funding Co LLC
2.770% due 09/18/08	75,000,000	74,544,104
Variable Funding Capital Co LLC
2.450% due 07/11/08	26,250,000	26,232,136

		175,770,698

Repurchase Agreement - 3.65%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $72,420,319; collateralized by Federal Home Loan Bank: 2.382% due 08/22/08 and market value $73,866,956)	72,417,000	72,417,000

Total Short-Term Investments (Cost $258,187,698)		258,187,698

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 137.15% (Cost $2,805,654,558)		2,723,903,682

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.56%

The Mellon GSL DBT II Collateral Fund 2.701% Ď (Cost $368,589,869)	368,589,869	$368,589,869

TOTAL INVESTMENTS - 155.71% (Cost $3,174,244,427)		3,092,493,551

TOTAL SECURITIES SOLD SHORT - (6.83%) (Proceeds $135,428,389)		(135,581,435)

OTHER ASSETS & LIABILITIES, NET - (48.88%)		(970,846,404)

NET ASSETS - 100.00%		$1,986,065,712

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	42.41%
Corporate Bonds & Notes	36.07%
Short-Term Investments & Securities Lending Collateral	31.56%
U.S. Treasury Obligations	23.67%
Asset-Backed Securities	10.58%
U.S. Government Agency Issues	7.49%
Foreign Government Bonds & Notes	2.67%
Purchased Options	1.26%

155.71%
Securities sold short	(6.83%)
Other Assets & Liabilities, Net	(48.88%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation
Sell	CAD	13,300,000	08/08	$95,310

(d) Securities sold short outstanding as of June 30, 2008 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 07/14/38	$31,740,000	$30,425,774
5.000% due 08/13/38	15,200,000	14,537,371
5.500% due 08/13/38	12,080,000	11,878,034
6.500% due 08/13/38	63,485,000	65,181,256
Government National Mortgage Association
5.500% due 07/21/38	13,625,000	13,559,000

Total Securities sold short (Proceeds $135,428,389)		$135,581,435

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(e) Securities with an aggregate market value of $6,769,132 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

5-Year Interest Rate Swap (09/08)	442	$44,200,000	$720,466
10-Year Interest Rate Swap (09/08)	296	29,600,000	(32,366)
30-Day Federal Funds (08/08)	232	1,160,000,000	(180,136)
30-Day Federal Funds (09/08)	368	1,840,000,000	(152,927)
30-Day Federal Funds (11/08)	526	2,630,000,000	(448,483)
Euro-Bobl 5-Year Notes (09/08)	264	EUR 26,400,000	(677,164)
Eurodollar (09/08)	391	$391,000,000	(3,839)
U.S. Treasury 10-Year Notes (09/08)	107	10,700,000	293,950
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	476	GBP238,000,000	101,328
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	972	486,000,000	(1,009,260)
United Kingdom Gilt 10-Year Notes (09/08)	143	14,300,000	(320,333)

Short Futures Outstanding

10-Year Interest Rate Swap (09/08)	13	$1,300,000	(13,341)
30-Day Federal Funds (07/08)	478	2,390,000,000	302,552
Canadian 10-Year Bonds (09/08)	66	CAD 6,600,000	32,504
Euro-Bund 10-Year Notes (09/08)	18	EUR1,800,000	46,773
Eurodollar (12/08)	67	$67,000,000	(19,615)
Eurodollar (03/09)	67	67,000,000	(155,990)
Eurodollar (06/09)	67	67,000,000	37,473
Eurodollar (09/09)	67	67,000,000	230,936
Eurodollar (12/09)	67	67,000,000	215,861
U.S. Treasury 2-Year Notes (09/08)	54	10,800,000	(995)
U.S. Treasury 5-Year Notes (09/08)	1,149	114,900,000	(31,626)
U.S. Treasury 30-Year Bonds (09/08)	167	16,700,000	(591,740)

			($1,655,972)

(f) Purchased options outstanding as of June 30, 2008 were as follows:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Citigroup	Call - CME Eurodollar (09/08)	$97.13	09/15/08	458	$87,092	$143,124
Merrill Lynch	Call - CME Eurodollar (12/08)	96.88	12/15/08	418	210,045	318,725
Citigroup	Call - CME Eurodollar (12/08)	97.50	12/15/08	595	626,238	122,719
Merrill Lynch	Call - CME Eurodollar (12/08)	97.63	12/15/08	418	63,745	65,313

					$987,120	$649,881

Payer/Receiver Straddles on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Barclays	Call & Put - OTC 30-Year Interest Rate Swap (06/20) (1)	5.105%	06/28/10	$143,187,000	$13,047,915	$13,008,023

(1) The portfolio would pay or receive a floating rate based on the 6-Month USD-LIBOR, if exercised.
Receiver Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Barclays	Call - OTC 1-Year Interest Rate Swap (09/08) (2)	3.095%	09/18/08	$534,790,000	$588,269	$948,183
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.255%	12/03/08	665,475,000	392,630	309,446
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	3.005%	12/03/08	1,330,950,000	2,855,515	2,656,576
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.875%	12/11/08	707,480,000	751,698	1,067,588
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	3.625%	12/11/08	707,480,000	2,263,936	3,104,422
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.340%	12/18/08	677,125,000	230,223	406,952
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	3.090%	12/18/08	1,354,250,000	1,895,950	2,896,741

					$8,978,221	$11,389,908

(2) The portfolio would pay or receive a floating rate based on the 3-Month USD-LIBOR, if exercised.

Total Purchased Options					$23,013,256	$25,047,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(g) Transactions in written options for the period ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2007	684,564,171	$14,341,556
Call Options Written	7,320,168,968	23,643,077
Put Options Written	20,712	17,384,715
Straddle Options Written	201,186,000	8,391,117
Call Options Expired	(4,142)	(3,463,080)
Put Options Expired	(3,464)	(2,281,432)
Call Options Repurchased	(15,202)	(14,903,845)
Put Options Repurchased	(375,737,714)	(18,506,341)
Straddle Options Repurchased	(400,100,000)	(10,868,057)

Outstanding, June 30, 2008	7,430,079,329	$13,737,710

(h) Premiums received and value of written options outstanding as of June 30, 2008:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Citigroup	Put - CME Eurodollar 1-Year Mid Curve Futures (07/08)	$95.75	07/11/08	792	$114,460	$54,450
Citigroup	Call - CME Eurodollar (09/08)	97.25	09/15/08	124	12,028	23,250
Citigroup	Call - CME Eurodollar (09/08)	97.50	09/15/08	197	53,584	14,775
Citigroup	Call - CME Eurodollar (09/08)	97.75	09/15/08	792	123,222	24,750
Citigroup	Call - CME Eurodollar (09/08)	98.00	09/15/08	398	163,180	4,975
Merrill Lynch	Call - CME Eurodollar (12/08)	97.13	12/15/08	418	134,805	198,550
Merrill Lynch	Call - CME Eurodollar (12/08)	97.38	12/15/08	418	82,555	112,338
Citigroup	Call - CME Eurodollar (12/08)	98.00	12/15/08	1,190	651,525	81,813

					$1,335,359	$514,901

Payer/Receiver Straddles on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

Barclays	Call & Put - OTC 30-Year Interest Rate Swap (09/08) (1)	4.810%	09/29/08	$109,925,000	$4,539,903	$4,431,929

(1) The portfolio would pay or receive a floating rate based on the 6-Month USD-LIBOR, if exercised.
Receiver Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

Barclays	Call - OTC 1-Year Interest Rate Swap (09/08) (2)	2.845%	09/18/08	$534,790,000	$283,439	$541,207
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.505%	12/03/08	1,330,950,000	1,164,580	1,287,029
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.755%	12/03/08	1,330,950,000	1,830,055	1,865,992
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	3.125%	12/11/08	707,480,000	1,096,594	1,579,803
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	3.375%	12/11/08	707,480,000	1,591,830	2,254,031
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.590%	12/18/08	1,354,250,000	744,837	1,557,388
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (2)	2.840%	12/18/08	1,354,250,000	1,151,113	1,965,017

					$7,862,448	$11,050,467

(2) The portfolio would pay or receive a floating rate based on the 3-Month USD-LIBOR, if exercised.

Total Written Options					$13,737,710	$15,997,297

(i) Swap agreements outstanding as of June 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Countrywide Financial Corp 5.625% due 09/20/08	Sell	4.000%	09/20/08	$17,900,000	$8,086
Deutsche Bank	Russian Federation 7.175% due 05/16/13	Sell	0.730%	03/20/09	8,300,000	15,054
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.450%	12/20/11	17,300,000	(277,721)
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.540%	12/20/11	17,660,000	(232,239)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.535%	03/20/12	3,860,000	(186,145)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.548%	03/20/12	4,010,000	(191,630)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.610%	03/20/12	3,540,000	(293,967)
Barclays	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.680%	08/20/12	3,070,000	157,035
Deutsche Bank	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.710%	08/20/12	3,460,000	173,150
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.865%	09/20/12	12,170,000	75,031

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays	Republic of Turkey 11.875% due 01/15/30	Buy	(1.545%)	10/20/12	$14,500,000	$722,131
Deutsche Bank	Dow Jones CDX NA IG9 Index	Buy	(0.600%)	12/20/12	126,000,000	(2,147,584)
Barclays	Dow Jones CDX NA EM8 Index	Buy	(1.750%)	12/20/12	40,000,000	332,221
Deutsche Bank	Dow Jones CDX NA HY9 Index	Sell	3.750%	12/20/12	25,000,000	(187,159)
Deutsche Bank	Dow Jones CDX NA IG10 Index	Buy	(1.550%)	06/20/13	125,000,000	1,809,132
Barclays	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	6,230,000	(9,841)
Barclays	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	5,220,000	109,726
Deutsche Bank	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	4,960,000	(5,851)
Deutsche Bank	Dow Jones CDX NA IG High Volume Index	Sell	3.500%	06/20/13	19,000,000	(637,564)

						($768,135)

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Barclays	3-Month USD-LIBOR	Pay	4.306%	11/30/12	$86,100,000	$206,321
Deutsche Bank	3-Month USD-LIBOR	Receive	5.479%	08/13/17	7,100,000	(451,799)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.195%	09/10/17	14,902,000	(631,247)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.260%	10/19/17	21,900,000	(1,028,579)
Barclays	3-Month USD-LIBOR	Pay	5.028%	10/25/17	16,745,000	(491,208)
Deutsche Bank	3-Month USD-LIBOR	Receive	4.858%	06/27/18	14,510,000	(238,867)
Deutsche Bank	3-Month USD-LIBOR	Receive	4.715%	07/01/18	20,752,000	(98,416)
Barclays	3-Month USD-LIBOR	Pay	4.730%	07/18/18	35,617,000	—

						($2,733,795)

Price-Lock Swaps

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Price-Lock	Date	Amount	(Depreciation)

Deutsche Bank	Fannie Mae 5.000% due 07/01/38 (2)	$96.09	07/07/08	$17,695,000	$58,043
Deutsche Bank	Fannie Mae 6.000% due 07/01/38 (2)	101.22	07/07/08	45,450,000	173,933
Deutsche Bank	Fannie Mae 6.500% due 07/01/38 (3)	103.13	07/07/08	509,595,000	(1,392,978)
Deutsche Bank	Fannie Mae 5.500% due 07/01/23 (3)	99.91	07/10/08	7,050,000	47,341
Deutsche Bank	Fannie Mae 5.500% due 08/01/38 (2)	98.41	08/06/08	81,850,000	—

					($1,113,661)

(2) The portfolio pays the excess of the market price over the price-lock or receives the excess of the price-lock over the market price.

(3) The portfolio pays the excess of the price-lock over the market price or receives the excess of the market price over the price-lock.

Total Swap Agreements					($4,615,591)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.25%

Consumer Discretionary - 7.86%

Bayerische Motoren Werke AG † + (Germany)	342,741	$16,467,585
Crown Ltd † + (Australia)	1,597,715	14,212,318
Lamar Advertising Co ‘A’ * †	246,800	8,892,204
Las Vegas Sands Corp * †	211,000	10,009,840
Liberty Global Inc ‘A’ * †	170,061	5,345,017
Liberty Global Inc ‘C’ *	173,301	5,261,418
McDonald’s Corp	320,860	18,038,749
News Corp ‘A’	696,200	10,470,848
Nordstrom Inc †	511,300	15,492,390
Sharp Corp + (Japan)	575,000	9,373,233
Sony Corp + (Japan)	310,680	13,618,246
Staples Inc	668,160	15,868,800
The Walt Disney Co	306,085	9,549,852

		152,600,500

Consumer Staples - 12.87%

Altria Group Inc	885,176	18,199,218
Avon Products Inc	206,685	7,444,794
Colgate-Palmolive Co	251,005	17,344,445
CVS Caremark Corp	2,184,787	86,452,022
InBev NV + (Belgium)	1,087,039	75,159,198
Phillip Morris International Inc	438,381	21,651,638
Tesco PLC + (United Kingdom)	2,865,019	20,955,607
The Procter & Gamble Co	42,900	2,608,749

		249,815,671

Energy - 9.32%

Exxon Mobil Corp	503,410	44,365,523
Hess Corp	708,434	89,397,286
Occidental Petroleum Corp	340,735	30,618,447
Petroleo Brasileiro SA ADR (Brazil)	233,620	16,547,305

		180,928,561

Financials - 6.79%

Berkshire Hathaway Inc ‘B’ *	7,128	28,597,536
CME Group Inc †	35,935	13,769,933
JPMorgan Chase & Co	719,968	24,702,102
Nomura Holdings Inc + (Japan)	1,034,410	15,317,926
ProLogis REIT	234,030	12,719,530
T. Rowe Price Group Inc †	326,705	18,449,031
The Goldman Sachs Group Inc	103,890	18,170,361

		131,726,419

Health Care - 11.35%

Celgene Corp *	579,940	37,040,768
Coventry Health Care Inc * †	568,725	17,300,614
Covidien Ltd (Bermuda)	247,475	11,851,578
Forest Laboratories Inc *	309,100	10,738,134
Genentech Inc *	299,285	22,715,732
Gilead Sciences Inc *	376,055	19,912,112
Merck & Co Inc	619,140	23,335,387
Roche Holding AG + (Switzerland)	210,172	37,783,107
UnitedHealth Group Inc	1,355,885	35,591,981
Wyeth	80,775	3,873,969

		220,143,382

Industrials - 10.40%

C.H. Robinson Worldwide Inc	237,940	13,048,630
Canadian National Railway Co (Canada)	233,602	11,231,584
China Merchants Holdings International Co Ltd + (Hong Kong)	1,676,870	6,489,982
Danaher Corp †	315,165	24,362,254
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	891,560	23,626,340
Emerson Electric Co	505,515	24,997,717
Illinois Tool Works Inc	85,115	4,043,814
Lockheed Martin Corp	138,225	13,637,278
Precision Castparts Corp	99,790	9,616,762
Siemens AG + (Germany)	379,337	41,814,908
United Parcel Service Inc ‘B’	402,285	24,728,459
Vallourec SA + (France)	12,250	4,284,201

		201,881,929

Information Technology - 25.41%

Apple Inc *	162,573	27,221,223
Automatic Data Processing Inc †	353,929	14,829,625
Cisco Systems Inc *	2,734,340	63,600,748
Corning Inc	1,763,020	40,637,611
Cypress Semiconductor Corp *	411,715	10,189,946
Dell Inc * †	416,625	9,115,755
Electronic Arts Inc *	257,170	11,426,063
Google Inc ‘A’ *	87,895	46,269,686
Hewlett-Packard Co	669,665	29,605,890
Keyence Corp + (Japan)	48,400	11,537,261
KLA-Tencor Corp †	719,890	29,306,722
Marvell Technology Group Ltd * (Bermuda)	1,516,995	26,790,132
Microsoft Corp	1,886,300	51,892,113
Oracle Corp *	2,017,130	42,359,730
Research In Motion Ltd * (Canada)	273,455	31,966,890
Taiwan Semiconductor Manufacturing Co Ltd * + (Taiwan)	8,947,000	19,011,108
Texas Instruments Inc	373,690	10,523,110
The Western Union Co	681,700	16,851,624

		493,135,237

Materials - 7.18%

Bayer AG + (Germany)	225,669	18,944,820
K+S AG + (Germany)	60,114	34,488,480
Monsanto Co	232,455	29,391,610
Praxair Inc	142,830	13,460,299
Syngenta AG + (Switzerland)	71,556	23,182,194
Weyerhaeuser Co	386,070	19,743,620

		139,211,023

Telecommunication Services - 1.87%

Crown Castle International Corp * †	935,020	36,213,325

Utilities - 4.20%

NRG Energy Inc * †	649,475	27,862,478
The AES Corp *	2,790,015	53,596,188

		81,458,666

Total Common Stocks (Cost $1,866,032,134)		1,887,114,713

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.06%

Repurchase Agreement - 3.06%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $59,448,725; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $15,459,348; and 5.250% due 01/15/09 and market value $45,177,499)	$59,446,000	$59,446,000

Total Short-Term Investment (Cost $59,446,000)		59,446,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.31% (Cost $1,925,478,134)		1,946,560,713

	Shares
SECURITIES LENDING COLLATERAL - 4.52%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $87,632,647)	87,632,647	87,632,647

TOTAL INVESTMENTS - 104.83% (Cost $2,013,110,781)		2,034,193,360

OTHER ASSETS & LIABILITIES, NET – (4.83%)		(93,683,847)

NET ASSETS - 100.00%		$1,940,509,513

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	25.41%
Consumer Staples	12.87%
Health Care	11.35%
Industrials	10.40%
Energy	9.32%
Consumer Discretionary	7.86%
Short-Term Investment & Securities Lending Collateral	7.58%
Materials	7.18%
Financials	6.79%
Utilities	4.20%
Telecommunication Services	1.87%

104.83%
Other Assets & Liabilities, Net	(4.83%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $362,640,174 or 18.69% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	11,800,000	08/08	($827,010)
Sell	CHF	16,635,000	10/08	(299,309)
Sell	EUR	5,600,000	08/08	(678,257)
Sell	EUR	1,700,000	10/08	1,622
Sell	EUR	45,000,000	10/08	(976,396)
Sell	EUR	26,600,000	11/08	(516,145)
Sell	GBP	3,200,000	11/08	(156,607)

				($3,452,102)

(e) Transactions in written options for the period ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2007	646	$59,180
Call Options Expired	(411)	(32,888)
Put Options Expired	(11)	(1,231)
Put Options Repurchased	(224)	(25,061)

Outstanding, June 30, 2008	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.78%

Consumer Discretionary - 4.03%

Focus Media Holding Ltd ADR * † (Cayman)	349,780	$9,695,901
News Corp ‘A’	271,075	4,076,968
Sony Corp + (Japan)	296,510	12,997,123

		26,769,992

Consumer Staples - 9.24%

Bunge Ltd † (Bermuda)	216,030	23,264,271
CVS Caremark Corp	575,700	22,780,449
Davide Campari-Milano SPA + (Italy)	1,843,054	15,347,669

		61,392,389

Energy - 5.07%

Apache Corp	75,530	10,498,670
Hess Corp	183,555	23,162,805

		33,661,475

Financials - 8.38%

CapitalSource Inc REIT †	512,169	5,674,833
CME Group Inc †	23,130	8,863,185
Lehman Brothers Holdings Inc †	525,100	10,402,231
MarketAxess Holdings Inc *	189,575	1,433,187
National Financial Partners Corp †	173,480	3,438,374
The Goldman Sachs Group Inc †	111,755	19,545,949
UBS AG (NYSE) * (Switzerland)	1,576	32,565
UBS AG (XVTX) * + (Switzerland)	299,103	6,232,784

		55,623,108

Health Care - 14.75%

Celgene Corp * †	581,590	37,146,153
Gilead Sciences Inc *	784,919	41,561,461
Intuitive Surgical Inc * †	71,346	19,220,612

		97,928,226

Industrials - 7.90%

ABB Ltd * + (Switzerland)	1,502,579	42,531,782
CoStar Group Inc * †	72,824	3,237,027
FedEx Corp	85,220	6,714,484

		52,483,293

Information Technology - 29.34%

Apple Inc *	244,166	40,883,155
Cisco Systems Inc *	567,470	13,199,352
Corning Inc	1,020,315	23,518,261
Cypress Semiconductor Corp * †	192,125	4,755,094
Equinix Inc * †	131,865	11,764,995
Google Inc ‘A’ *	45,580	23,994,224
Oracle Corp *	603,325	12,669,825
QUALCOMM Inc	226,605	10,054,464
Research In Motion Ltd * (Canada)	175,095	20,468,606
Trimble Navigation Ltd * †	413,605	14,765,698
VistaPrint Ltd * † (Bermuda)	702,935	18,810,541

		194,884,215

Materials - 10.79%

Cia Vale do Rio Doce ADR (Brazil)	823,735	29,506,188
Potash Corp of Saskatchewan Inc (Canada)	184,450	42,159,736

		71,665,924

Telecommunication Services - 9.28%

America Movil SAB de CV ‘L’ ADR (Mexico)	395,200	20,846,800
Crown Castle International Corp * †	702,625	27,212,666
GVT Holding SA * (Brazil)	202,680	4,924,450
tw telecom Inc *	537,775	8,620,533

		61,604,449

Total Common Stocks (Cost $660,044,645)		656,013,071

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.24%

Repurchase Agreement - 1.24%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $8,255.378; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $8,423,168)	$8,255,000	8,255,000

Total Short-Term Investment (Cost $8,255,000)		8,255,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.02% (Cost $668,299,645)		664,268,071

	Shares
SECURITIES LENDING COLLATERAL - 18.15%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $120,528,874)	120,528,874	120,528,874

TOTAL INVESTMENTS - 118.17% (Cost $788,828,519)		784,796,945

OTHER ASSETS & LIABILITIES, NET – (18.17%)		(120,647,700)

NET ASSETS - 100.00%		$664,149,245

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	29.34%
Short-Term Investment & Securities Lending Collateral	19.39%
Health Care	14.75%
Materials	10.79%
Telecommunication Services	9.28%
Consumer Staples	9.24%
Financials	8.38%
Industrials	7.90%
Energy	5.07%
Consumer Discretionary	4.03%

118.17%
Other Assets & Liabilities, Net	(18.17%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $77,109,358 or 11.61% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.15%

Health Care - 0.15%

Akorn Inc * + ◊ Ж Exp. 03/08/2011	50,750	$11,818
ConjuChem Biotechnologies Inc * + ◊ Ж (Canada) Exp. 11/28/2009	635,000	1
Cytori Therapeutics Inc * + ◊ Ж Exp. 02/28/2012	33,925	72,217
Lev Pharmaceuticals Inc * + ◊ Ж Exp. 08/17/2012	116,000	87,629

		171,665

Total Warrants (Cost $60,171)		171,665

CONVERTIBLE PREFERRED STOCKS - 2.05%

Health Care - 2.05%

Mylan Inc 6.500%	2,600	2,286,804

Total Convertible Preferred Stocks (Cost $2,624,048)		2,286,804

COMMON STOCKS - 92.94%

Consumer Staples - 1.76%

Alapis Holding Industrial & Commercial SA + (Greece)	110,500	302,904
China Nepstar Chain Drugstore Ltd ADR (Cayman)	68,000	588,880
CVS Caremark Corp	27,000	1,068,390

		1,960,174

Financials - 0.41%

Tempo Participacoes SA * (Brazil)	105,300	459,140

Health Care - 88.97%

Abbott Laboratories	73,100	3,872,107
Acorda Therapeutics Inc *	81,200	2,665,796
Aetna Inc	77,700	3,149,181
Air Methods Corp * †	10,000	250,000
Alcon Inc (Switzerland)	13,600	2,213,944
Alexion Pharmaceuticals Inc * †	15,900	1,152,750
Allos Therapeutics Inc * †	444,500	3,071,495
Allscripts Healthcare Solutions Inc * †	332,700	4,128,807
AMAG Pharmaceuticals Inc * †	7,700	262,570
Antisoma PLC * + Ж (United Kingdom)	655,500	299,007
Antisoma PLC * + ~ Ж (United Kingdom)	288,500	131,600
Ardea Biosciences Inc * †	61,100	783,302
Array BioPharma Inc * †	100,300	471,410
ARYx Therapeutics Inc *	82,500	650,100
Auxilium Pharmaceuticals Inc * †	71,000	2,387,020
Barr Pharmaceuticals Inc *	57,100	2,574,068
Baxter International Inc	31,700	2,026,898
BioForm Medical Inc * †	86,500	349,460
BioMarin Pharmaceutical Inc * †	124,000	3,593,520
BioMimetic Therapeutics Inc * †	40,200	479,184
Cardinal Health Inc	16,600	856,228
CardioNet Inc *	18,200	484,666
Cephalon Inc * †	50,600	3,374,514
Cytori Therapeutics Inc * †	67,850	439,668
Eclipsys Corp * †	80,700	1,481,652
Elan Corp PLC ADR * † (Ireland)	217,000	7,714,350
EnteroMedics Inc *	41,200	185,400
Genentech Inc *	30,500	2,314,950
Genomma Lab Internacional SA de CV ‘B’ * ~ (Mexico)	395,800	610,216
Gilead Sciences Inc *	84,000	4,447,800
Hikma Pharmaceuticals PLC + (United Kingdom)	120,700	1,206,994
Humana Inc *	48,400	1,924,868
Immucor Inc *	49,300	1,275,884
Impax Laboratories Inc * + Ж	248,500	2,209,165
Incyte Corp * †	340,000	2,587,400
Insulet Corp * †	12,500	196,625
InterMune Inc * †	172,900	2,268,448
Keryx Biopharmaceuticals Inc * †	108,700	53,263
KV Pharmaceutical Co ‘A’ * †	32,400	626,292
Lev Pharmaceuticals Inc *	580,000	1,038,200
MAP Pharmaceuticals Inc * †	71,800	741,694
McKesson Corp	13,700	765,967
Medco Health Solutions Inc *	24,500	1,156,400
Mylan Inc * †	159,000	1,919,130
Myriad Genetics Inc * †	32,100	1,461,192
Orexigen Therapeutics Inc * †	53,300	420,537
Regeneron Pharmaceuticals Inc *	106,900	1,543,636
Roche Holding AG ADR (Switzerland)	20,700	1,869,624
Santhera Pharmaceutical Holding AG * + (Switzerland)	5,378	417,926
Schering-Plough Corp	48,200	949,058
Techne Corp *	7,000	541,730
Teva Pharmaceutical Industries Ltd ADR (Israel)	30,300	1,387,740
Thermo Fisher Scientific Inc *	38,000	2,117,740
Titan Pharmaceuticals Inc *	361,300	498,594
United Therapeutics Corp *	6,700	654,925
Vanda Pharmaceuticals Inc * †	370,400	1,218,616
Vertex Pharmaceuticals Inc * †	44,600	1,492,762
ViroPharma Inc * †	122,800	1,358,168
WuXi PharmaTech Cayman Inc ADR * † (Cayman)	49,300	1,000,790
Wyeth	90,100	4,321,196
XenoPort Inc * †	75,700	2,954,571
Zimmer Holdings Inc *	8,100	551,205

		99,152,003

Materials - 1.80%

Bayer AG + (Germany)	23,900	2,006,395

Total Common Stocks (Cost $98,212,739)		103,577,712

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS - 2.21%

Financials - 2.21%

Morgan Stanley
0.000% due 12/26/08 ~ Ж	$3,876,900	2,457,954

Total Convertible Corporate Bonds (Cost $2,340,485)		2,457,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.78%

Repurchase Agreement - 1.78%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $1,985,091; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $2,027,588)	$1,985,000	$1,985,000

Total Short-Term Investment (Cost $1,985,000)		1,985,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.13% (Cost $105,222,443)		110,479,135

	Shares
SECURITIES LENDING COLLATERAL - 23.75%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $26,474,646)	26,474,646	26,474,646

TOTAL INVESTMENTS - 122.88% (Cost $131,697,089)		136,953,781

OTHER ASSETS & LIABILITIES, NET - (22.88%)		(25,503,854)

NET ASSETS - 100.00%		$111,449,927

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Health Care	91.17%
Short-Term Investment & Securities Lending Collateral	25.53%
Financials	2.62%
Materials	1.80%
Consumer Staples	1.76%

122.88%
Other Assets & Liabilities, Net	(22.88%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $6,745,656 or 6.05% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 4.73% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) Restricted securities as of June 30, 2008, were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$11,818	0.01%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,422	1	0.00%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,749	72,217	0.06%
Lev Pharmaceuticals Inc Warrants (Exp. 08/17/12) 08/14/07	—	87,629	0.08%

	$60,171	$171,665	0.15%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO (Formerly Mid-Cap Value Portfolio)
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.08%

Consumer Discretionary - 10.88%

Brinker International Inc †	3,810,300	$72,014,670
Darden Restaurants Inc †	1,814,900	57,967,906
Foot Locker Inc †	3,108,100	38,695,845
Hanesbrands Inc * †	1,265,600	34,348,384
J.C. Penney Co Inc †	1,339,800	48,621,342
Leggett & Platt Inc †	4,763,200	79,878,864
Liz Claiborne Inc †	3,747,200	53,022,880
Pacific Sunwear of California Inc * †	2,205,100	18,809,503
The Goodyear Tire & Rubber Co * †	1,632,200	29,102,126

		432,461,520

Consumer Staples - 9.57%

Campbell Soup Co	1,978,200	66,190,572
Coca-Cola Enterprises Inc †	4,271,200	73,891,760
McCormick & Co Inc †	2,419,100	86,265,106
Molson Coors Brewing Co ‘B’ †	1,649,900	89,639,067
Smithfield Foods Inc * †	2,293,300	45,590,804
The Hershey Co †	565,200	18,527,256

		380,104,565

Energy - 13.13%

BJ Services Co †	2,422,400	77,371,456
Exterran Holdings Inc * †	655,700	46,875,993
Foundation Coal Holdings Inc †	530,700	47,009,406
Holly Corp †	1,201,300	44,351,996
Massey Energy Co †	845,900	79,303,125
Patterson-UTI Energy Inc †	1,631,000	58,781,240
Pride International Inc *	1,677,400	79,324,246
Sunoco Inc †	995,500	40,506,895
The Williams Cos Inc	1,197,900	48,287,349

		521,811,706

Financials - 16.59%

Ameriprise Financial Inc	1,477,500	60,089,925
CBL & Associates Properties Inc REIT †	2,041,396	46,625,485
City National Corp †	871,800	36,676,626
Federated Investors Inc ‘B’ †	1,534,600	52,820,932
Hudson City Bancorp Inc †	2,243,000	37,413,240
Lincoln National Corp †	1,627,463	73,756,628
Marsh & McLennan Cos Inc	2,083,100	55,306,305
Marshall & Ilsley Corp †	1,219,300	18,691,869
OneBeacon Insurance Group Ltd (Bermuda)	936,134	16,447,874
PartnerRe Ltd (Bermuda)	784,500	54,232,485
Public Storage REIT †	766,200	61,901,298
RenaissanceRe Holdings Ltd (Bermuda)	1,315,200	58,749,984
The St. Joe Co †	932,400	31,999,968
Willis Group Holdings Ltd (Bermuda)	1,741,400	54,627,718

		659,340,337

Health Care - 8.97%

Applera Corp-Applied Biosystems Group	1,190,500	39,857,940
Barr Pharmaceuticals Inc *	1,154,910	52,063,343
Forest Laboratories Inc *	1,266,400	43,994,736
Hospira Inc * †	1,778,400	71,331,624
Omnicare Inc †	2,775,800	72,781,476
Warner Chilcott Ltd ‘A’ * † (Bermuda)	4,515,510	76,537,894

		356,567,013

Industrials - 12.29%

Cintas Corp †	2,109,000	55,909,590
Covanta Holding Corp * †	2,236,400	59,689,516
Dover Corp	833,300	40,306,721
Masco Corp †	2,816,300	44,300,399
Pitney Bowes Inc †	2,890,700	98,572,870
Spirit AeroSystems Holdings Inc ‘A’ *	3,383,900	64,903,202
Textron Inc	1,236,900	59,284,617
USG Corp * †	672,800	19,894,696
WESCO International Inc * †	1,133,900	45,401,356

		488,262,967

Information Technology - 13.04%

Agilent Technologies Inc *	2,440,400	86,731,816
Analog Devices Inc †	2,350,300	74,669,031
Arrow Electronics Inc * †	1,597,200	49,065,984
Brocade Communications Systems Inc * †	5,043,100	41,555,144
Flextronics International Ltd * (Singapore)	8,625,000	81,075,000
Ingram Micro Inc ‘A’ * †	3,868,800	68,671,200
Lexmark International Inc ‘A’ * †	1,217,300	40,694,339
NeuStar Inc ‘A’ * †	2,458,800	53,011,728
Seagate Technology LLC – Escrow Shares * Ж (Cayman)	24,300	2,430
Sybase Inc * †	774,371	22,781,995

		518,258,667

Materials - 6.30%

Ball Corp	1,157,200	55,244,728
Bemis Co Inc †	2,114,500	47,407,090
International Flavors & Fragrances Inc	699,502	27,322,548
Louisiana-Pacific Corp †	3,501,800	29,730,282
Packaging Corp of America †	2,597,400	55,870,074
RPM International Inc †	1,677,228	34,550,897

		250,125,619

Telecommunication Services - 1.30%

Citizens Communications Co †	4,551,000	51,608,340

Utilities - 4.01%

American Electric Power Co Inc	1,895,700	76,264,011
PPL Corp	394,800	20,636,196
Wisconsin Energy Corp †	1,382,500	62,516,650

		159,416,857

Total Common Stocks (Cost $4,223,306,470)		3,817,957,591

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.20%

Repurchase Agreement - 4.20%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $167,065,657; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 08/15/08 and market value $125,231,022; and Federal Home Loan Bank: 2.382% due 08/22/08 and market value $45,169,975)	$167,058,000	167,058,000

Total Short-Term Investment (Cost $167,058,000)		167,058,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.28% (Cost $4,390,364,470)		3,985,015,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.38%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $769,888,516)	769,888,516	$769,888,516

TOTAL INVESTMENTS - 119.66% (Cost $5,160,252,986)		4,754,904,107

OTHER ASSETS & LIABILITIES, NET - (19.66%)		(781,075,172)

NET ASSETS - 100.00%		$3,973,828,935

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	23.58%
Financials	16.59%
Energy	13.13%
Information Technology	13.04%
Industrials	12.29%
Consumer Discretionary	10.88%
Consumer Staples	9.57%
Health Care	8.97%
Materials	6.30%
Utilities	4.01%
Telecommunication Services	1.30%

119.66%
Other Assets & Liabilities, Net	(19.66%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.20%

Consumer Discretionary - 11.26%

Amazon.com Inc * †	284,370	$20,852,852
McDonald’s Corp	245,725	13,814,660
Nike Inc ‘B’ †	211,976	12,635,889
priceline.com Inc * †	168,286	19,430,302
The Walt Disney Co	426,837	13,317,314
Urban Outfitters Inc * †	456,126	14,226,570
Yum! Brands Inc	195,175	6,848,691

		101,126,278

Consumer Staples - 3.83%

Costco Wholesale Corp	232,915	16,336,658
Wal-Mart Stores Inc	321,172	18,049,866

		34,386,524

Energy - 14.35%

Apache Corp	107,558	14,950,562
CONSOL Energy Inc	127,351	14,310,432
EOG Resources Inc	143,696	18,852,915
Southwestern Energy Co *	510,145	24,288,003
Transocean Inc † (Cayman)	213,140	32,480,405
XTO Energy Inc	350,411	24,006,658

		128,888,975

Financials - 7.39%

BlackRock Inc †	113,867	20,154,459
T. Rowe Price Group Inc	262,553	14,826,368
The Charles Schwab Corp	788,081	16,187,184
The Goldman Sachs Group Inc †	86,878	15,194,962

		66,362,973

Health Care - 7.43%

Celgene Corp *	195,474	12,484,924
Gilead Sciences Inc * †	459,106	24,309,663
Illumina Inc * †	151,989	13,239,762
Intuitive Surgical Inc *	62,122	16,735,667

		66,770,016

Industrials - 12.19%

Bucyrus International Inc	126,636	9,246,961
CSX Corp	235,896	14,816,628
Cummins Inc	229,561	15,040,837
First Solar Inc * †	63,268	17,260,776
Flowserve Corp	181,286	24,781,796
Fluor Corp	71,487	13,302,301
SPX Corp	114,551	15,089,803

		109,539,102

Information Technology - 32.93%

Activision Inc *	425,807	14,507,244
Amphenol Corp ‘A’	200,322	8,990,451
Apple Inc *	209,911	35,147,498
Broadcom Corp ‘A’ *	564,240	15,398,110
Cisco Systems Inc *	469,483	10,920,175
Corning Inc	604,786	13,940,317
Dolby Laboratories Inc ‘A’ * †	159,486	6,427,286
EMC Corp *	675,509	9,923,227
Google Inc ‘A’ *	57,291	30,159,128
International Business Machines Corp	232,699	27,581,812
Juniper Networks Inc * †	403,235	8,943,752
MasterCard Inc ‘A’ †	111,037	29,482,544
Oracle Corp *	1,037,957	21,797,097
QUALCOMM Inc	584,637	25,940,344
salesforce.com inc * †	188,882	12,887,419
Visa Inc ‘A’ *	292,140	23,753,903

		295,800,307

Materials - 8.82%

Freeport-McMoRan Copper & Gold Inc †	171,681	20,119,296
Monsanto Co	232,591	29,408,806
Steel Dynamics Inc †	327,307	12,787,885
The Mosaic Co *	117,296	16,972,731

		79,288,718

Total Common Stocks (Cost $819,624,075)		882,162,893

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.92%

Repurchase Agreement - 0.92%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $8,254,378; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $8,423,063)	$8,254,000	8,254,000

Total Short-Term Investment (Cost $8,254,000)		8,254,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.12% (Cost $827,878,075)		890,416,893

	Shares
SECURITIES LENDING COLLATERAL - 22.18%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $199,224,548)	199,224,548	199,224,548

TOTAL INVESTMENTS - 121.30% (Cost $1,027,102,623)		1,089,641,441

OTHER ASSETS & LIABILITIES, NET - (21.30%)		(191,343,307)

NET ASSETS - 100.00%		$898,298,134

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	32.93%
Short-Term Investment & Securities Lending Collateral	23.10%
Energy	14.35%
Industrials	12.19%
Consumer Discretionary	11.26%
Materials	8.82%
Health Care	7.43%
Financials	7.39%
Consumer Staples	3.83%

121.30%
Other Assets & Liabilities, Net	(21.30%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.07%

Australia - 0.35%

QBE Insurance Group Ltd +	473,265	$10,175,751

Austria - 1.81%

Erste Bank der Oesterreichischen Sparkassen AG +	866,017	53,560,272

Bermuda - 0.53%

Li & Fung Ltd +	5,169,200	15,597,843

Brazil - 0.64%

Unibanco-Uniao de Bancos Brasileiros SA GDR	149,250	18,944,302

Canada - 1.00%

Canadian National Railway Co	615,290	29,583,143

Czech Republic - 0.63%

Komercni Banka AS +	79,460	18,507,817

France - 19.43%

Air Liquide SA +	391,182	51,499,550
AXA SA +	2,129,318	62,742,317
Gaz de France SA † +	645,110	41,305,490
Legrand SA † +	1,307,333	32,897,200
LVMH Moet Hennessy Louis Vuitton SA +	1,096,207	114,353,098
Pernod-Ricard SA † +	406,010	41,431,367
Schneider Electric SA +	761,659	81,938,117
Suez SA +	581,870	39,443,619
Total SA +	1,024,320	87,188,713
Vivendi +	566,170	21,348,230

		574,147,701

Germany - 10.74%

Bayer AG +	835,297	70,122,839
Bayerische Motoren Werke AG +	619,600	29,769,755
Deutsche Boerse AG +	243,020	26,941,654
E.ON AG +	240,454	48,439,538
Linde AG +	586,670	82,477,909
Merck KGaA +	419,835	59,527,299

		317,278,994

India - 1.14%

Infosys Technologies Ltd ADR	465,740	20,241,060
Satyam Computer Services Ltd ADR	552,500	13,547,300

		33,788,360

Italy - 0.77%

Intesa Sanpaolo SPA +	4,027,804	22,897,489

Japan - 17.14%

Aeon Credit Service Co Ltd +	1,192,200	14,939,767
Bridgestone Corp +	1,233,200	18,918,484
Canon Inc +	1,986,500	102,256,914
FANUC Ltd +	337,700	33,026,138
Hirose Electric Co Ltd +	213,200	21,421,971
HOYA Corp +	1,745,900	40,438,860
Inpex Holdings Inc +	4,585	57,900,916
Kao Corp +	2,771,700	72,763,853
Nomura Holdings Inc +	953,600	14,121,262
OMRON Corp +	959,600	20,710,978
Ricoh Co Ltd +	2,420,900	43,816,681
Shin-Etsu Chemical Co Ltd +	729,800	45,287,788
Tokyo Gas Co Ltd +	3,111,500	12,571,961
Yamato Holdings Co Ltd +	599,000	8,361,396

		506,536,969

Mexico - 1.26%

America Movil SAB de CV ‘L’ ADR	384,320	20,272,880
Grupo Modelo SAB de CV ‘C’	3,328,000	16,938,333

		37,211,213

Netherlands - 6.41%

Akzo Nobel NV +	220,300	15,075,983
Heineken NV +	1,512,320	77,013,033
TNT NV +	1,700,790	57,884,953
Wolters Kluwer NV +	1,689,370	39,321,595

		189,295,564

Singapore - 1.46%

Singapore Telecommunications Ltd +	16,132,680	43,005,449

South Africa - 0.50%

MTN Group Ltd +	941,280	14,899,524

South Korea - 1.46%

Samsung Electronics Co Ltd +	72,165	43,114,142

Switzerland - 14.54%

Actelion Ltd * +	343,884	18,343,986
Givaudan SA † +	58,538	52,181,427
Julius Baer Holding AG +	727,491	48,787,711
Nestle SA +	3,336,340	150,351,068
Roche Holding AG +	701,226	126,061,021
Swiss Reinsurance Co +	509,051	33,745,906

		429,471,119

Taiwan - 0.79%

Taiwan Semiconductor Manufacturing Co Ltd ADR *	2,148,270	23,437,626

United Kingdom - 16.59%

BHP Billiton PLC +	781,700	29,978,184
Burberry Group PLC +	1,974,800	17,761,496
Diageo PLC +	3,676,456	67,356,937
GlaxoSmithKline PLC +	1,866,405	41,258,290
HSBC Holdings PLC (LI) +	1,402,510	21,595,179
Ladbrokes PLC +	4,115,948	20,913,191
Reckitt Benckiser Group PLC +	1,733,228	87,541,858
Royal Dutch Shell PLC ‘A’ (LI) +	1,559,283	63,917,272
Smiths Group PLC +	1,933,458	41,659,528
Tesco PLC +	2,863,669	20,945,733
William Hill PLC +	4,797,807	30,427,413
WPP Group PLC +	4,894,129	46,766,455

		490,121,536

United States - 1.88%

Synthes Inc +	403,534	55,503,010

Total Common Stocks (Cost $2,848,766,744)		2,927,077,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.67%

Commercial Paper - 0.67%

American Express Credit Corp 2.500% due 07/01/08	$19,703,000	$19,703,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $119,005; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $121,488)	119,000	119,000

Total Short-Term Investments (Cost $19,822,000)		19,822,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.74% (Cost $2,868,588,744)		2,946,899,824

	Shares
SECURITIES LENDING COLLATERAL - 4.36%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $128,645,635)	128,645,635	128,645,635

TOTAL INVESTMENTS - 104.10% (Cost $2,997,234,379)		3,075,545,459

OTHER ASSETS & LIABILITIES, NET - (4.10%)		(121,001,012)

NET ASSETS - 100.00%		$2,954,544,447

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	18.09%
Consumer Discretionary	12.02%
Financials	11.74%
Materials	11.73%
Information Technology	11.13%
Health Care	10.18%
Industrials	9.66%
Energy	7.07%
Short-Term Investments & Securities Lending Collateral	5.03%
Utilities	4.80%
Telecommunication Services	2.65%

104.10%
Other Assets & Liabilities, Net	(4.10%)

100.00%

(b) As of June 30, 2008, the portfolio was diversified by geographical region as a percentage of net assets as follows:

France	19.43%
Japan	17.14%
United Kingdom	16.59%
Switzerland	14.54%
Germany	10.74%
Netherlands	6.41%
United States	6.91%
Austria	1.81%
Singapore	1.46%
South Korea	1.46%
Mexico	1.26%
India	1.14%
Canada	1.00%
Taiwan	0.79%
Italy	0.77%
Brazil	0.64%
Czech Republic	0.63%
Bermuda	0.53%
South Africa	0.50%
Australia	0.35%

104.10%
Other Assets & Liabilities, Net	(4.10%)

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d) Securities with a total aggregate market value of $2,784,113,180 or 94.23% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.24%

Consumer Discretionary - 6.04%

AH Belo Corp ‘A’	59,800	$340,860
Belo Corp ‘A’	305,000	2,229,550
Brown Shoe Co Inc †	299,350	4,056,192
Callaway Golf Co †	465,600	5,508,048
CKE Restaurants Inc	332,500	4,146,275
Dover Downs Gaming & Entertainment Inc †	90,300	579,726
Ethan Allen Interiors Inc †	196,300	4,828,980
Hillenbrand Inc	46,900	1,003,660
Sotheby’s †	250,300	6,600,411
The Cato Corp ‘A’ †	154,050	2,193,672
Thor Industries Inc †	233,000	4,953,580

		36,440,954

Consumer Staples - 7.48%

Casey’s General Stores Inc †	288,900	6,693,813
Corn Products International Inc †	175,400	8,613,894
Del Monte Foods Co	148,000	1,050,800
Lancaster Colony Corp †	100,200	3,034,056
PepsiAmericas Inc †	211,600	4,185,448
Pilgrim’s Pride Corp †	245,700	3,191,643
The J.M. Smucker Co	130,800	5,315,712
Universal Corp †	134,700	6,091,134
WD-40 Co †	99,100	2,898,675
Weis Markets Inc †	125,100	4,061,997

		45,137,172

Energy - 15.17%

Berry Petroleum Co ‘A’ †	153,400	9,032,192
Buckeye Partners LP	46,100	1,971,697
Cimarex Energy Co †	130,900	9,119,803
Frontier Oil Corp †	84,400	2,018,004
General Maritime Corp †	176,700	4,590,666
Holly Corp †	166,600	6,150,872
Linn Energy LLC	250,100	6,214,985
Lufkin Industries Inc †	71,500	5,954,520
Magellan Midstream Partners LP	62,900	2,238,611
NuStar Energy LP	102,500	4,857,475
Penn Virginia Corp †	122,400	9,231,408
St. Mary Land & Exploration Co †	140,900	9,107,776
TC Pipelines LP	31,500	1,110,060
Tidewater Inc †	114,600	7,452,438
Tsakos Energy Navigation Ltd (Bermuda)	154,400	5,725,152
Western Refining Inc †	212,800	2,519,552
Williams Partners LP	18,900	620,865
World Fuel Services Corp †	165,900	3,639,846

		91,555,922

Financials - 20.47%

Advance America Cash Advance Centers Inc †	377,300	1,916,684
AMCORE Financial Inc †	266	1,506
American Equity Investment Life Holding Co †	431,400	3,515,910
American Financial Group Inc †	226,300	6,053,525
BancorpSouth Inc †	206,700	3,615,183
Bank of Hawaii Corp †	130,900	6,257,020
CBL & Associates Properties Inc REIT †	263,100	6,009,204
Cullen/Frost Bankers Inc †	125,000	6,231,250
Delphi Financial Group Inc ‘A’ †	208,848	4,832,743
Equity One Inc REIT †	257,500	5,291,625
First Industrial Realty Trust Inc REIT †	174,400	4,790,768
FirstMerit Corp †	68,500	1,117,235
Frontier Financial Corp	134,300	1,144,236
Fulton Financial Corp †	392,000	3,939,600
Healthcare Realty Trust Inc REIT †	240,000	5,704,800
Hilb Rogal & Hobbs Co	143,000	6,214,780
HRPT Properties Trust REIT †	630,200	4,266,454
Infinity Property & Casualty Corp †	132,600	5,505,552
International Bancshares Corp	113,700	2,429,769
National Penn Bancshares Inc	161,600	2,146,048
Nationwide Health Properties Inc REIT †	197,100	6,206,679
Old National Bancorp †	295,905	4,219,605
Potlatch Corp REIT †	141,709	6,393,910
RLI Corp †	97,400	4,818,378
Sovran Self Storage Inc REIT	35,500	1,475,380
Susquehanna Bancshares Inc †	237,600	3,252,744
Washington Federal Inc	356,788	6,457,863
Whitney Holding Corp †	207,800	3,802,740
Zenith National Insurance Corp †	168,200	5,913,912

		123,525,103

Health Care - 3.15%

Invacare Corp †	220,600	4,509,064
Owens & Minor Inc †	163,200	7,456,608
West Pharmaceutical Services Inc †	162,200	7,020,016

		18,985,688

Industrials - 18.63%

Acuity Brands Inc †	130,000	6,250,400
Albany International Corp ‘A’ †	138,000	4,002,000
Applied Industrial Technologies Inc †	204,100	4,933,097
Arkansas Best Corp †	177,700	6,510,928
Barnes Group Inc †	249,000	5,749,410
Briggs & Stratton Corp †	47,300	599,764
Crane Co	177,000	6,819,810
DRS Technologies Inc	115,200	9,068,544
DryShips Inc †	17,900	1,435,222
Ennis Inc †	282,000	4,413,300
Excel Maritime Carriers Ltd (Liberia)	99,039	3,887,281
Genco Shipping & Trading Ltd †	106,400	6,937,280
Harsco Corp	111,000	6,039,510
Kelly Services Inc ‘A’ †	271,131	5,240,962
Kennametal Inc	188,800	6,145,440
Lennox International Inc †	202,700	5,870,192
Lincoln Electric Holdings Inc	95,000	7,476,500
Mueller Industries Inc †	172,300	5,548,060
Quanex Building Products Corp	141,900	2,108,634
Regal-Beloit Corp †	142,800	6,033,300
Simpson Manufacturing Co Inc †	171,300	4,066,662
SkyWest Inc	207,300	2,622,345
Tomkins PLC ADR † (United Kingdom)	58,000	701,800

		112,460,441

Information Technology - 1.24%

Himax Technologies Inc ADR (Cayman)	163,300	836,096
Nam Tai Electronics Inc (United Kingdom)	92,100	1,204,668
Park Electrochemical Corp †	94,500	2,297,295
Technitrol Inc †	184,800	3,139,752

		7,477,811

Materials - 11.70%

AMCOL International Corp †	117,200	3,335,512
Bemis Co Inc †	273,600	6,134,112
Carpenter Technology Corp	142,200	6,207,030
Commercial Metals Co	238,800	9,002,760
IAMGOLD Corp (Canada)	855,300	5,174,565
Methanex Corp (Canada)	242,900	6,806,058
Royal Gold Inc	248,800	7,802,368
RPM International Inc	296,100	6,099,660
Sensient Technologies Corp †	189,300	5,330,688
The Lubrizol Corp	130,300	6,036,799
Titanium Metals Corp †	391,200	5,472,888
Westlake Chemical Corp †	215,700	3,205,302

		70,607,742

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Utilities - 12.36%

AGL Resources Inc	193,200	$6,680,856
Atmos Energy Corp	227,800	6,280,446
Cleco Corp †	240,200	5,603,866
Energen Corp	98,400	7,678,152
National Fuel Gas Co †	125,900	7,488,532
OGE Energy Corp	193,800	6,145,398
PNM Resources Inc †	40,100	479,596
Southwest Gas Corp †	178,300	5,300,859
Suburban Propane Partners LP	65,000	2,484,950
UGI Corp	246,200	7,068,402
Vectren Corp	204,100	6,369,961
Westar Energy Inc †	282,700	6,080,877
WGL Holdings Inc †	199,700	6,937,578

		74,599,473

Total Common Stocks (Cost $571,160,460)		580,790,306

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.16%

Repurchase Agreement - 4.16%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $25,100,150; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $25,602,075)	$25,099,000	25,099,000

Total Short-Term Investment (Cost $25,099,000)		25,099,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.40% (Cost $596,259,460)		605,889,306

	Shares
SECURITIES LENDING COLLATERAL - 32.81%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $197,963,749)	197,963,749	197,963,749

TOTAL INVESTMENTS - 133.21% (Cost $794,223,209)		803,853,055

OTHER ASSETS & LIABILITIES, NET - (33.21%)		(200,387,907)

NET ASSETS - 100.00%		$603,465,148

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	36.97%
Financials	20.47%
Industrials	18.63%
Energy	15.17%
Utilities	12.36%
Materials	11.70%
Consumer Staples	7.48%
Consumer Discretionary	6.04%
Health Care	3.15%
Information Technology	1.24%

133.21%
Other Assets & Liabilities, Net	(33.21%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.01%

Energy - 0.94%

Petroleo Brasileiro SA (Brazil)	121,940	$3,515,730

Financials - 0.29%

Bank of America Corp	11,700	1,105,030

Materials - 0.78%

Cia Vale do Rio Doce ADR (Brazil)	98,070	2,926,409

Total Preferred Stocks (Cost $1,730,777)		7,547,169

COMMON STOCKS - 51.58%

Consumer Discretionary - 4.72%

Liberty Global Inc ‘A’ * †	284,065	8,928,163
Liberty Global Inc ‘C’ * †	287,964	8,742,587

		17,670,750

Consumer Staples - 5.86%

Altria Group Inc	139,080	2,859,485
ConAgra Foods Inc	56,420	1,087,778
InBev NV + (Belgium)	23,200	1,604,076
Lorillard Inc *	84,020	5,810,823
Nestle SA + (Switzerland)	83,100	3,744,874
Phillip Morris International Inc	139,080	6,869,161

		21,976,197

Energy - 4.47%

Alpha Natural Resources Inc * †	15,000	1,564,350
BP PLC ADR † (United Kingdom)	37,400	2,601,918
Exxon Mobil Corp	100,490	8,856,184
Petroleo Brasileiro SA ADR (Brazil)	52,800	3,739,824

		16,762,276

Financials - 3.89%

American Express Co	78,100	2,942,027
Credit Suisse Group ADR † (Switzerland)	116,500	5,278,615
Everest Re Group Ltd (Bermuda)	64,460	5,138,107
National Financial Partners Corp †	61,900	1,226,858

		14,585,607

Health Care - 6.60%

Abbott Laboratories	44,820	2,374,115
Amicus Therapeutics Inc * †	88,400	944,112
Beckman Coulter Inc	29,570	1,996,862
deCODE genetics Inc * †	187,100	172,132
Human Genome Sciences Inc *	208,120	1,084,305
Medco Health Solutions Inc *	51,500	2,430,800
Mylan Inc * †	185,600	2,240,192
Orexigen Therapeutics Inc * †	149,780	1,181,764
Schering-Plough Corp	122,500	2,412,025
Skilled Healthcare Group Inc ‘A’ *	109,380	1,467,880
The Medicines Co * †	146,610	2,905,810
Theravance Inc * †	51,100	606,557
Vanda Pharmaceuticals Inc * †	246,500	810,985
Waters Corp *	27,600	1,780,200
WellPoint Inc *	49,230	2,346,302

		24,754,041

Industrials - 5.60%

Aircastle Ltd † (Bermuda)	198,900	1,672,749
Navistar International Corp *	99,130	6,524,737
Orbital Sciences Corp * †	58,660	1,382,030
Siemens AG ADR (Germany)	70,810	7,798,305
Sinomem Technology Ltd * + (Singapore)	1,540,000	728,337
United Technologies Corp	46,630	2,877,071

		20,983,229

Information Technology - 16.60%

Cisco Systems Inc *	122,230	2,843,070
eBay Inc *	96,460	2,636,252
Google Inc ‘A’ *	2,630	1,384,485
International Business Machines Corp	30,990	3,673,245
Lam Research Corp *	53,700	1,941,255
Macrovision Solutions Corp *	169	2,528
Microsoft Corp	265,160	7,294,552
Novell Inc *	316,530	1,864,362
Seagate Technology LLC – Escrow Shares * Ж (Cayman)	52,800	5,280
Synopsys Inc *	166,150	3,972,646
Take-Two Interactive Software Inc *	947,609	24,230,362
Texas Instruments Inc	107,190	3,018,470
THQ Inc * †	368,600	7,467,836
Yahoo! Inc *	91,400	1,888,324

		62,222,667

Materials - 1.45%

Carpenter Technology Corp	32,260	1,408,149
Teck Cominco Ltd ‘B’ (TSE) (Canada)	42,800	2,063,819
The Lubrizol Corp	42,220	1,956,053

		5,428,021

Telecommunication Services - 1.44%

AT&T Inc	99,100	3,338,679
Sprint Nextel Corp	217,400	2,065,300

		5,403,979

Utilities - 0.95%

Dynegy Inc ‘A’ *	149,225	1,275,874
The AES Corp *	119,000	2,285,990

		3,561,864

Total Common Stocks (Cost $174,208,474)		193,348,631

	Principal
	Amount
CORPORATE BONDS & NOTES - 12.34%

Consumer Discretionary - 2.83%

AMFM Inc
8.000% due 11/01/08	$760,000	771,357
Belo Corp
8.000% due 11/01/08 Ж	1,410,000	1,422,773
Centex Corp
5.800% due 09/15/09 Ж	695,000	663,725
Clear Channel Communications Inc
6.250% due 03/15/11 †	725,000	614,802
D.R. Horton Inc
8.000% due 02/01/09	250,000	250,625
Dillard’s Inc
6.625% due 11/15/08 Ж	405,000	405,506
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/08 ~	600,000	600,415

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Lennar Corp
7.625% due 03/01/09	$975,000	$950,625
Liberty Media LLC
7.750% due 07/15/09	895,000	904,881
7.875% due 07/15/09	275,000	279,051
Macys Retail Holdings Inc
4.800% due 07/15/09	760,000	744,990
MGM MIRAGE
6.000% due 10/01/09	1,225,000	1,211,219
The Gap Inc
10.050% due 12/15/08 Ж	171,000	175,061
Tribune Co
5.500% due 10/06/08	725,000	712,312
Univision Communications Inc
3.875% due 10/15/08	300,000	297,000
Wynn Las Vegas LLC
6.625% due 12/01/14	645,000	593,400

		10,597,742

Consumer Staples - 0.27%

Albertson’s Inc
8.000% due 05/01/31	845,000	868,516
Delhaize America Inc
9.000% due 04/15/31	127,000	149,900

		1,018,416

Energy - 0.57%

Buckeye Partners LP
4.625% due 07/15/13	270,000	257,936
Energy Transfer Partners LP
5.650% due 08/01/12	170,000	171,560
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/13	780,000	751,971
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	317,205	315,423
TEPPCO Partners LP
6.125% due 02/01/13	455,000	451,581
Valero Logistics Operations LP
6.050% due 03/15/13	200,000	195,475

		2,143,946

Financials - 6.84%

American International Group Inc
6.250% due 03/15/37	100,000	78,501
AXA SA (France)
6.379% due 12/14/36 ~ §	1,860,000	1,496,091
Bank of America Corp
8.125% due 11/15/80 §	195,000	184,569
Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 † §	2,340,000	1,911,699
Capmark Financial Group Inc
3.366% due 05/10/10 §	325,000	250,656
5.875% due 05/10/12	550,000	388,282
CIT Group Funding Co of Canada (Canada)
4.650% due 07/01/10	630,000	527,175
Citigroup Capital XXI
8.300% due 12/21/77 §	1,630,000	1,543,315
Citigroup Inc
8.400% due 04/30/99 §	660,000	628,228
Ford Motor Credit Co LLC
9.750% due 09/15/10	1,930,000	1,683,520
General Motors Acceptance Corp LLC
8.000% due 11/01/31	1,215,000	792,016
Goldman Sachs Capital I
6.345% due 02/15/34	1,690,000	1,436,796
HBOS PLC (United Kingdom)
6.413% due 10/01/99 ~ §	2,800,000	1,961,176
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	2,200,000	1,766,116
JPMorgan Chase & Co
7.900% due 12/01/99 §	1,325,000	1,246,070
Lehman Brothers Holdings Inc
7.500% due 05/11/38	1,730,000	1,609,234
MBIA Inc
5.700% due 12/01/34 ‡	530,000	213,349
Merrill Lynch & Co Inc
7.750% due 05/14/38	1,560,000	1,466,522
MetLife Capital Trust X
9.250% due 04/08/38 ~ §	300,000	323,900
MetLife Inc
6.400% due 12/15/36	1,560,000	1,366,175
Popular North America Inc
4.700% due 06/30/09	1,335,000	1,318,969
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,215,000	1,416,230
SLM Corp
4.000% due 01/15/09	840,000	829,769
The Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	1,199,738

		25,638,096

Industrials - 0.21%

CSC Holdings Inc
7.250% due 07/15/08	775,000	776,938

Information Technology - 0.54%

EchoStar DBS Corp
5.750% due 10/01/08	1,215,000	1,218,038
NCR Corp
7.125% due 06/15/09	800,000	811,322

		2,029,360

Telecommunication Services - 0.56%

AT&T Corp
6.000% due 03/15/09	52,000	52,734
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	383,506
Qwest Corp
5.625% due 11/15/08	126,000	126,315
8.875% due 03/15/12	1,495,000	1,532,375

		2,094,930

Utilities - 0.52%

Monongahela Power Co
7.360% due 01/15/10	970,000	994,410
Progress Energy Inc
6.850% due 04/15/12	20,000	21,117
Westar Energy Inc
7.125% due 08/01/09	920,000	948,687

		1,964,214

Total Corporate Bonds & Notes (Cost $49,964,237)		46,263,642

CONVERTIBLE CORPORATE BONDS - 0.26%

Health Care - 0.26%

Theravance Inc
3.000% due 01/15/15	1,340,000	957,403

Total Convertible Corporate Bonds (Cost $1,340,000)		957,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 39.76%

Collateralized Mortgage Obligations - 23.62%

Banc of America Commercial Mortgage Inc
5.421% due 09/10/45 “ §	$1,580,000	$1,448,375
5.936% due 02/10/51 “ §	720,000	687,096
Banc of America Funding Corp
6.500% due 07/20/32 “	543,469	544,761
Banc of America Mortgage Securities Inc
4.714% due 07/25/35 “ §	1,216,103	1,178,948
6.500% due 05/25/32 “	478,775	488,285
Bear Stearns Adjustable Rate Mortgage Trust
5.794% due 10/25/36 “ §	645,488	573,252
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	1,143,523	1,115,160
Chase Mortgage Finance Corp
5.500% due 05/25/35 “	440,000	404,083
Citigroup Mortgage Loan Trust Inc
5.890% due 07/25/36 “ §	496,641	482,292
Citimortgage Alternative Loan Trust
2.883% due 10/25/36 “ §	1,285,026	1,095,964
2.933% due 10/25/36 “ §	665,460	556,145
Countrywide Alternative Loan Trust
5.500% due 05/25/35 - 02/25/36 “ ±	1,850,000	1,613,843
5.750% due 01/25/35 “	1,068,000	917,962
6.000% due 11/25/34 - 01/25/35 “ ±	1,082,644	1,001,960
6.500% due 08/25/32 - 09/25/34 “ ±	1,062,475	937,324
Countrywide Home Loan Mortgage Pass-Through Trust
4.130% due 01/19/34 “ §	781,514	775,335
4.995% due 03/25/35 “ §	1,116,149	1,060,265
5.694% due 04/25/37 “ §	1,381,914	1,290,874
6.094% due 09/25/47 “ §	1,511,088	1,478,333
Deutsche ALT-A Securities Inc Alternate Loan Trust
5.961% due 06/25/36 “ §	291,087	288,473
6.005% due 10/25/36 “ §	751,096	739,745
6.360% due 07/25/36 “ §	96,781	95,232
Fannie Mae
3.000% due 06/25/22 “	8,005	7,987
5.000% due 01/25/20 “	1,148,000	1,146,613
5.500% due 04/25/23 - 07/25/36 “ ±	5,263,000	5,198,137
6.000% due 03/25/17 - 09/25/30 “ ±	910,054	942,490
6.500% due 06/25/23 - 01/25/32 “ ±	1,621,555	1,695,999
9.135% due 12/25/33 “ §	172,376	166,387
10.669% due 05/25/35 “ §	316,090	305,104
15.097% due 06/25/36 “ §	220,394	236,311
15.098% due 06/25/36 “ §	1,154,529	1,208,799
15.464% due 03/25/36 “ §	317,507	346,357
Fannie Mae (IO)
3.568% due 10/25/35 “ §	2,273,217	151,306
4.218% due 02/25/35 - 12/25/36 “ § ±	5,109,153	455,663
4.268% due 08/25/25 - 03/25/35 “ § ±	6,184,211	473,472
4.618% due 11/25/30 “ §	359,696	30,869
4.718% due 05/25/36 “ §	3,747,353	420,480
5.418% due 11/25/31 “ §	867,418	114,922
5.468% due 01/25/32 “ §	190,204	23,987
5.500% due 06/25/33 - 01/01/34 “ ±	4,344,706	1,015,849
5.518% due 04/25/32 - 12/25/32 “ § ±	2,090,735	255,559
5.618% due 03/25/32 - 12/25/33 “ § ±	1,898,103	281,640
5.619% due 12/18/32 “ §	265,557	27,559
5.768% due 02/25/33 “ §	501,652	76,649
6.000% due 07/01/33 - 08/01/35 “ ±	5,717,249	1,469,018
6.000% due 09/01/35 “ §	478,758	119,531
6.500% due 02/01/32 - 02/01/33 “ ±	2,645,164	661,932
6.500% due 02/01/33 “ §	306,697	79,010
7.000% due 06/01/23 - 08/01/26 “ ±	899,290	245,669
7.000% due 09/01/23 “ Ж	1,180,294	336,441
7.500% due 08/01/23 - 11/01/23 “ ±	1,111,349	282,508
Fannie Mae (PO)
0.000% due 09/25/23 “	241,781	194,133
Fannie Mae Grantor Trust
7.000% due 11/25/31 “	669,308	709,781
Fannie Mae Whole Loan
7.000% due 02/25/44 “	1,367,785	1,453,185
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 “	428,910	414,724
6.000% due 01/25/35 “	345,153	305,577
Freddie Mac
2.871% due 06/15/29 - 01/15/33 “ § ±	279,708	278,245
2.971% due 03/15/32 “ §	114,082	113,388
3.071% due 12/15/32 “ §	1,339,892	1,344,702
5.000% due 03/15/34 “	3,000,000	2,817,059
6.500% due 02/15/28 - 06/15/32 “ ±	2,920,689	3,059,525
15.322% due 06/15/34 “ §	193,636	209,227
15.689% due 08/15/35 “ §	102,281	112,903
Freddie Mac (IO)
3.679% due 07/15/25 - 02/15/26 “ § ±	2,184,969	148,379
4.229% due 01/15/35 “ §	1,877,064	171,014
4.779% due 04/15/33 “ §	470,353	35,884
5.179% due 07/15/26 - 03/15/29 “ § ±	604,747	59,367
6.000% due 12/01/31 - 03/01/33 “ ±	983,404	273,981
6.500% due 02/01/28 - 01/01/29 “ ±	205,731	54,150
7.000% due 06/01/26 - 04/01/27 “ ±	890,995	223,475
Freddie Mac (PO)
0.000% due 06/01/26 - 02/01/28 “ ±	172,254	136,433
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 “ ‡	1,034,138	1,026,512
4.433% due 07/10/39 “	640,000	638,820
GMAC Mortgage Corp Loan Trust
5.311% due 07/19/35 “ §	1,188,479	1,168,626
5.500% due 09/25/34 “	730,000	659,159
Government National Mortgage Association (IO)
5.029% due 02/16/32 “ §	485,809	44,650
5.129% due 01/16/27 “ §	383,544	35,725
5.168% due 01/17/30 “ §	318,678	34,803
5.229% due 12/16/26 “ §	994,666	99,191
Greenwich Capital Commercial Funding Corp
5.736% due 12/10/49 “	690,000	653,689
GSR Mortgage Loan Trust
5.148% due 11/25/35 “ §	1,913,828	1,827,274

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp
4.999% due 10/15/42 “ §	$390,000	$364,281
5.305% due 01/15/49 “	1,280,000	1,247,238
5.827% due 02/15/51 “	460,000	454,664
6.068% due 02/12/51 “	1,430,000	1,383,077
LB-UBS Commercial Mortgage Trust
5.084% due 02/15/31 “	890,000	882,478
5.103% due 11/15/30 “	300,000	299,454
5.217% due 02/15/31 “ §	890,000	805,703
5.318% due 02/15/40 “	860,000	841,688
5.866% due 09/15/45 “ §	1,600,000	1,529,795
MASTR Alternative Loans Trust
6.000% due 07/25/34 “	809,846	738,238
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	1,310,000	1,237,854
MLCC Mortgage Investors Inc
5.995% due 06/25/37 “ §	1,440,614	1,385,039
Morgan Stanley Mortgage Loan Trust
5.427% due 06/25/36 “ §	490,000	480,701
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/15 ~ “	1,620,000	1,700,270
Residential Accredit Loans Inc
5.750% due 01/25/33 - 04/25/37 “ ±	947,251	913,075
6.000% due 05/25/36 - 09/25/36 “ ±	818,348	815,650
Residential Asset Securitization Trust
6.000% due 09/25/36 “	837,769	815,892
Suntrust Adjustable Rate Mortgage Loan Trust
5.009% due 01/25/37 “ §	1,762,778	1,378,271
5.659% due 06/25/37 “ §	619,079	489,011
Wachovia Mortgage Loan Trust LLC
5.978% due 03/20/37 “ §	418,873	413,383
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 02/25/37 “	1,766,558	1,715,509
Washington Mutual Mortgage Pass-Through Certificates
5.622% due 11/25/36 “ §	97,042	92,396
5.658% due 03/25/37 05/25/37 “ § ±	891,508	669,388
5.698% due 06/25/37 “ §	1,114,074	1,034,278
5.714% due 02/25/37 “ § Ж	306,410	238,789
5.750% due 10/25/36 “ §	1,689,586	1,567,828
6.130% due 08/25/36 “ §	1,634,713	1,604,765
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/34 “ §	324,930	309,442
4.018% due 12/25/34 “ §	986,844	974,002
4.365% due 09/25/34 “ §	85,983	83,715
4.526% due 04/25/35 “ §	392,479	375,921
4.544% due 03/25/35 “ §	233,731	225,999
4.993% due 12/25/34 “ §	390,407	379,863
5.000% due 06/25/18 “	626,853	606,325
5.092% due 03/25/36 “ §	355,874	342,920
5.106% due 03/25/36 “ §	1,949,506	1,877,000
5.540% due 04/25/36 “ § Ж	661,923	631,935
5.561% due 07/25/36 “ §	802,805	777,701
5.646% due 07/25/36 “ §	607,058	587,932
6.099% due 09/25/36 “ §	1,350,967	1,292,367
6.143% due 10/25/34 “ §	121,987	121,709

		88,539,082

Fannie Mae - 14.57%

4.500% due 07/17/38 “	7,180,000	6,939,915
5.000% due 03/01/18 - 07/17/38 “ ±	20,448,632	19,957,265
5.500% due 09/01/36 - 07/17/38 “ ±	15,754,007	15,567,754
6.000% due 04/01/33 - 07/17/38 “ ±	3,730,929	3,817,777
6.500% due 06/01/17 - 11/01/31 “ ±	5,839,004	6,081,066
7.000% due 11/01/17 - 04/01/34 “ ±	1,968,245	2,080,138
7.500% due 01/01/33 “	141,990	151,287
8.500% due 07/01/32 “	14,608	16,092

		54,611,294

Freddie Mac - 1.57%

4.500% due 05/01/19 - 07/01/19 “ ±	1,600,497	1,561,184
5.000% due 12/01/34 “	43,548	42,005
6.000% due 04/01/17 - 03/01/33 “ ±	1,604,903	1,645,765
6.500% due 04/01/18 - 04/01/34 “ ±	2,056,933	2,142,061
7.000% due 10/01/31 “	454,332	479,919

		5,870,934

Total Mortgage-Backed Securities (Cost $149,632,477)		149,021,310

ASSET-BACKED SECURITIES - 1.30%

Argent Securities Inc
2.963% due 05/25/34 “ §	778,579	694,413
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 “	180,000	157,123
Citigroup Mortgage Loan Trust Inc
5.536% due 03/25/36 “ §	113,841	113,808
Countrywide Asset-Backed Certificates
3.223% due 02/25/33 “ §	18,836	15,930
4.657% due 02/25/36 “ §	223,332	223,055
5.363% due 05/25/36 “ §	230,000	209,499
5.382% due 05/25/36 “ §	350,000	304,825
Honda Auto Receivables Owner Trust
4.150% due 10/15/10 “	286,895	287,802
Household Home Equity Loan Trust
2.742% due 01/20/35 “ §	313,324	290,275
Lehman XS Trust
5.180% due 08/25/35 “ §	200,171	200,988
MBNA Credit Card Master Note Trust
3.821% due 03/15/16 “ §	1,720,000	1,515,353
Option One Mortgage Loan Trust
2.583% due 07/25/36 “ §	590,000	567,619
Structured Asset Investment Loan Trust
2.523% due 09/25/36 “ §	306,559	301,909

Total Asset-Backed Securities (Cost $5,373,967)		4,882,599

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.93%

Repurchase Agreement - 3.93%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $14,726,675; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $15,025,331)	$14,726,000	$14,726,000

Total Short-Term Investment (Cost $14,726,000)		14,726,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 111.18% (Cost $396,975,932)		416,746,754

	Shares
SECURITIES LENDING COLLATERAL - 10.56%

The Mellon GSL DBT II Collateral Fund 2.701%Δ (Cost $39,582,267)	39,582,267	39,582,267

TOTAL INVESTMENTS - 121.74% (Cost $436,558,199)		456,329,021

OTHER ASSETS & LIABILITIES, NET — (21.74%)		(81,494,388)

NET ASSETS - 100.00%		$374,834,633

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Equity Securities	53.59%
Mortgage-Backed Securities	39.76%
Short Term Investment & Securities Lending Collateral	14.49%
Corporate Bonds & Notes	12.34%
Asset-Backed Securities	1.30%
Convertible Corporate Bonds	0.26%

121.74%
Other Assets & Liabilities, Net	(21.74%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $6,077,287 or 1.62% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.97% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) Securities with an aggregate market value of $940,907 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 5-Year Notes (09/08)	96	$9,600,000	($41,961)
U.S. Treasury 30-Year Bonds (09/08)	96	9,600,000	126,837

Short Futures Outstanding

U.S. Treasury 2-Year Notes (09/08)	278	55,600,000	(33,973)
U.S. Treasury 10-Year Notes (09/08)	308	30,800,000	(102,854)

			($51,951)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(f) Swap agreements outstanding as of June 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	MBIA Inc 6.625% due 10/01/28	Sell	0.520%	09/20/08	$510,000	($36,281)
Deutsche Bank	MBIA Inc 6.625% due 10/01/28	Sell	0.600%	09/20/08	515,000	(36,545)
Lehman Brothers	Morgan Stanley 6.600% due 04/01/12	Sell	0.640%	09/20/08	1,925,000	(8,659)
Barclays	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	0.680%	09/20/08	1,905,000	(10,574)
Barclays	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	0.750%	09/20/08	590,000	3,721
Deutsche Bank	Dillards Inc 7.130% due 08/01/18	Sell	0.750%	09/20/08	200,000	(1,321)
Morgan Stanley	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	0.750%	09/20/08	375,000	2,365
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	0.900%	09/20/08	345,000	814
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	1.000%	09/20/08	465,000	989
Goldman Sachs	First Data Corp 4.700% due 08/01/13	Sell	1.150%	09/20/08	505,000	1,659
Deutsche Bank	Owens-Illinois Inc 7.800% due 05/15/18	Sell	1.250%	09/20/08	435,000	369
Goldman Sachs	Citigroup Inc 7.750% due 04/02/12	Sell	1.250%	09/20/08	545,000	(10,808)
Morgan Stanley	First Data Corp 4.700% due 08/01/13	Sell	1.350%	09/20/08	315,000	(888)
Deutsche Bank	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	1.410%	09/20/08	900,000	(6,243)
Barclays	Toys R Us Inc 7.375% due 10/15/18	Sell	1.450%	09/20/08	510,000	(3,014)
Goldman Sachs	Smurfit Stone Container Enterprises Inc 7.500% due 06/01/13	Sell	1.450%	09/20/08	775,000	(4,847)
Credit Suisse	ArvinMeritor Inc 8.125% due 09/15/15	Sell	1.550%	09/20/08	820,000	(6,739)
Credit Suisse	The Goodyear Tire & Rubber Co 9.000% due 07/01/15	Sell	1.550%	09/20/08	780,000	(282)
Deutsche Bank	Georgia-Pacific Corp 7.750% due 11/15/29	Sell	1.750%	09/20/08	775,000	935
Barclays	American International Group Inc 6.250% due 05/01/36	Sell	1.850%	09/20/08	1,630,000	(1,745)
Lehman Brothers	Nortel Networks Corp 4.250% due 09/01/08	Sell	1.850%	09/20/08	125,000	(308)
Credit Suisse	Saks Inc 2.000% due 03/15/24	Sell	2.000%	09/20/08	825,000	(1,215)
Barclays	Morgan Stanley 6.600% due 04/01/12	Sell	2.150%	09/20/08	1,350,000	(1,322)
Credit Suisse	Morgan Stanley 6.600% due 04/01/12	Sell	2.150%	09/20/08	1,445,000	(1,415)
Morgan Stanley	Harrah’s Operating Co Inc 5.625% due 06/01/15	Sell	2.200%	09/20/08	310,000	3,857
Deutsche Bank	The Bear Stearns Cos Inc 5.300% due 10/30/15	Sell	2.350%	09/20/08	1,915,000	3,764
Morgan Stanley	Toys R Us Inc 7.375% due 10/15/18	Sell	2.550%	09/20/08	300,000	1,005
Goldman Sachs	Amkor Technology Inc 7.750% due 05/15/13	Sell	2.650%	09/20/08	75,000	(62)
Deutsche Bank	Intelsat Ltd 6.500% due 11/01/13	Sell	2.850%	09/20/08	210,000	69
Lehman Brothers	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	3.000%	09/20/08	280,000	(42)
Morgan Stanley	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	3.000%	09/20/08	1,360,000	(204)
Deutsche Bank	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	3.250%	09/20/08	395,000	(193)
Morgan Stanley	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	3.250%	09/20/08	410,000	177
Credit Suisse	Intelsat Ltd 6.500% due 11/01/13	Sell	3.450%	09/20/08	525,000	(907)
Goldman Sachs	Dole Food Co Inc 8.625% due 05/01/09	Sell	3.880%	09/20/08	780,000	10,595
Deutsche Bank	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	4.550%	09/20/08	1,250,000	(309,498)
Lehman Brothers	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	4.650%	09/20/08	290,000	(18,540)
Morgan Stanley	Residential Capital LLC 8.500% due 04/17/13	Sell	6.120%	09/20/08	1,180,000	(45,417)
Goldman Sachs	K. Hovnanian Enterprises Inc 6.500% due 01/15/14	Sell	6.750%	09/20/08	270,000	(1,428)
Barclays	Dillards Inc 7.130% due 08/01/18	Sell	1.900%	12/20/08	320,000	(2,614)
Credit Suisse	The Bear Stearns Cos Inc 5.300% due 10/30/15	Sell	2.088%	12/20/08	460,000	2,643
Morgan Stanley	Lennar Corp 5.950% due 03/01/13	Sell	2.900%	12/20/08	450,000	10,159
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	2.925%	12/20/08	930,000	(25,341)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	3.000%	12/20/08	540,000	(14,513)
Lehman Brothers	Univision Communications Inc 7.850% due 07/15/11	Sell	3.000%	12/20/08	560,000	(13,787)
Lehman Brothers	D.R. Horton Inc 5.375% due 06/15/12	Sell	4.200%	12/20/08	730,000	(746)
Goldman Sachs	D.R. Horton Inc 5.375% due 06/15/12	Sell	4.210%	12/20/08	475,000	(463)
Lehman Brothers	Washington Mutual Inc 5.250% due 09/15/17	Sell	4.400%	12/20/08	255,000	(5,527)
Deutsche Bank	Washington Mutual Inc 5.250% due 09/15/17	Sell	4.500%	12/20/08	660,000	(13,999)
Credit Suisse	Washington Mutual Inc 5.250% due 09/15/17	Sell	6.500%	12/20/08	270,000	(3,225)
Barclays	Six Flags Inc 9.750% due 04/15/13	Sell	8.250%	12/20/08	480,000	7,430
Deutsche Bank	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	8.450%	12/20/08	255,000	(27,629)
Lehman Brothers	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	8.500%	12/20/08	215,000	(23,249)
Deutsche Bank	MBIA Inc 5.700% due 12/01/34	Sell	8.850%	12/20/08	670,000	(83,797)
Credit Suisse	Wachovia Corp 3.625% due 02/17/09	Sell	1.000%	03/20/09	515,000	(3,010)
Deutsche Bank	Wachovia Corp 3.625% due 02/17/09	Sell	1.000%	03/20/09	1,140,000	(6,662)
Deutsche Bank	Tenet Healthcare Corp 7.375% due 02/01/13	Sell	1.600%	03/20/09	810,000	(2,872)
Lehman Brothers	Cemex SAB de CV 9.625% due 10/01/09	Sell	1.950%	03/20/09	530,000	1,322
Deutsche Bank	Cemex SAB de CV 9.625% due 10/01/09	Sell	2.000%	03/20/09	260,000	740
Lehman Brothers	The Hartford Financial Services Group Inc 4.750% due 03/01/14	Sell	2.350%	03/20/09	530,000	5,983
Morgan Stanley	The Hartford Financial Services Group Inc 4.750% due 03/01/14	Sell	2.400%	03/20/09	260,000	3,028
Lehman Brothers	Genworth Financial Inc 5.750% due 06/15/14	Sell	3.250%	03/20/09	790,000	779

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse	Vornado Realty Trust 4.750% due 12/01/10	Sell	3.600%	03/20/09	$260,000	$3,242
Barclays	HCP Inc 6.450% due 06/25/12	Sell	4.600%	03/20/09	395,000	5,658
Lehman Brothers	RH Donnelley Corp 8.875% due 01/15/16	Sell	5.000%	03/20/09	85,000	4,908
Lehman Brothers	Univision Communications Inc 9.750% due 03/15/15	Sell	5.000%	03/20/09	135,000	8,424
Credit Suisse	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	1,130,000	29,839
Goldman Sachs	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	405,000	10,694
Lehman Brothers	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	760,000	20,069
Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	7.500%	03/20/09	45,000	1,776
Lehman Brothers	Toys R Us Inc 7.375% due 10/15/18	Sell	8.610%	03/20/09	85,000	2,746
Goldman Sachs	RH Donnelley Corp 8.875% due 01/15/16	Sell	9.000%	03/20/09	570,000	(8,667)
Credit Suisse	iStar Financial Inc 6.000% due 12/15/10	Sell	12.000%	03/20/09	125,000	2,803
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	12.000%	03/20/09	315,000	7,064
Morgan Stanley	Countrywide Home Loan Inc 4.000% due 03/22/11	Sell	0.420%	06/20/09	1,530,000	(44,457)
Deutsche Bank	Prudential Financial Inc 4.500% due 07/15/13	Sell	2.050%	06/20/09	205,000	1,086
Lehman Brothers	Prudential Financial Inc 4.500% due 07/15/13	Sell	2.100%	06/20/09	215,000	1,242
Deutsche Bank	Liz Claiborne Inc 5.000% due 07/08/13	Sell	3.250%	06/20/09	950,000	6,947
Lehman Brothers	Centex Corp 5.250% due 06/15/15	Sell	3.750%	06/20/09	175,000	(1,288)
Deutsche Bank	Vornado Realty Trust 4.750% due 12/01/10	Sell	3.875%	06/20/09	525,000	10,169
Goldman Sachs	Univision Communications Inc 9.750% due 03/15/15	Sell	5.000%	06/20/09	330,000	18,189
Credit Suisse	Washington Mutual Inc 5.250% due 09/15/17	Sell	6.800%	06/20/09	940,000	(19,504)
Lehman Brothers	Washington Mutual Inc 5.250% due 09/15/17	Sell	6.800%	06/20/09	275,000	(5,706)
Deutsche Bank	Centex Corp 5.250% due 06/15/15	Sell	1.550%	09/20/09	115,000	(3,967)
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	6,621
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	510,000	(10,233)
Goldman Sachs	Pulte Homes Inc 5.250% due 01/15/14	Sell	2.750%	09/20/09	725,000	(5,449)
Barclays	XL Capital Ltd 5.250% due 09/15/14	Sell	3.550%	09/20/09	525,000	—
Deutsche Bank	XL Capital Ltd 5.250% due 09/15/14	Sell	3.550%	09/20/09	600,000	—
Lehman Brothers	Rite Aid Corp 7.700% due 02/15/27	Sell	5.000%	09/20/09	265,000	(15,887)
Lehman Brothers	Harrah’s Entertainment Inc 5.625% due 06/01/15	Sell	5.000%	03/20/10	695,000	(24,794)
Barclays	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	0.490%	09/20/10	1,025,000	(65,973)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	2,700,000	(104,757)
Goldman Sachs	Capmark Financial Group Inc 6.300% due 05/10/17	Sell	0.950%	06/20/12	485,000	112,056
Barclays	Capmark Financial Group Inc 5.875% due 05/10/12	Sell	1.000%	06/20/12	485,000	106,928
Morgan Stanley	Sara Lee Corp 6.125% due 11/01/32	Buy	(0.418%)	09/20/12	815,000	3,073
Goldman Sachs	Sara Lee Corp 6.125% due 11/01/32	Buy	(0.419%)	09/20/12	635,000	2,370
Goldman Sachs	General Mills Inc 0.000% due 08/15/13	Sell	0.380%	12/20/12	655,000	(3,842)
Lehman Brothers	General Mills Inc 0.000% due 08/15/13	Sell	0.400%	12/20/12	795,000	(4,015)
Goldman Sachs	iStar Financial Inc 6.000% due 12/15/10	Sell	3.950%	12/20/12	55,000	(6,050)
Credit Suisse	iStar Financial Inc 6.000% due 12/15/10	Sell	4.000%	12/20/12	45,000	(9,940)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	4.320%	12/20/12	70,000	(6,890)
Barclays	iStar Financial Inc 6.000% due 12/15/10	Sell	4.400%	12/20/12	430,000	(41,252)
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	5.910%	12/20/12	155,000	427
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	6.000%	12/20/12	155,000	(270)
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	6.050%	12/20/12	150,000	1
Barclays	Kohl’s Corp 6.300% due 03/01/11	Sell	0.900%	06/20/13	245,000	(4,464)
Barclays	Kohl’s Corp 6.300% due 03/01/11	Sell	1.080%	06/20/13	245,000	(2,560)
Deutsche Bank	Kohl’s Corp 6.300% due 03/01/11	Sell	1.180%	06/20/13	245,000	(1,502)
Deutsche Bank	Dow Jones CDX NA IG10 Index	Buy	(1.550%)	06/20/13	1,775,000	27,834
Lehman Brothers	Macys Retail Holdings Inc 7.450% due 07/15/17	Sell	2.570%	06/20/13	245,000	1,160
Lehman Brothers	Macys Retail Holdings Inc 7.450% due 07/15/17	Sell	2.610%	06/20/13	490,000	3,129
Deutsche Bank	Jones Apparel Group Inc 5.125% due 11/15/14	Sell	2.720%	06/20/13	255,000	37,087
Lehman Brothers	Liz Claiborne Inc 5.000% due 07/08/13	Sell	2.750%	06/20/13	125,000	(4,460)
Lehman Brothers	Limited Brands Inc 6.125% due 12/01/12	Sell	2.900%	06/20/13	245,000	(1,272)
Morgan Stanley	Liz Claiborne Inc 5.000% due 07/08/13	Sell	3.100%	06/20/13	490,000	(10,741)
Lehman Brothers	Liz Claiborne Inc 5.000% due 07/08/13	Sell	3.150%	06/20/13	365,000	(7,284)
Morgan Stanley	Jones Apparel Group Inc 5.125% due 11/15/14	Sell	3.200%	06/20/13	500,000	(11,321)
Credit Suisse	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.230%)	09/20/13	365,000	9,000
Deutsche Bank	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.230%)	09/20/13	565,000	13,931
Lehman Brothers	CenturyTel Inc 6.000% due 04/01/17	Buy	(1.230%)	09/20/13	265,000	6,534
Morgan Stanley	General Motors Corp 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	155,300
Morgan Stanley	General Motors Corp 7.125% due 07/15/13	Sell	5.800%	12/20/16	520,000	159,105
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	126,165
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	261,313
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.630%)	03/20/17	520,000	(7,206)
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.700%)	03/20/17	515,000	(4,622)
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.100%	03/20/17	520,000	23,528
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.170%	03/20/17	515,000	20,915
Morgan Stanley	Kohl’s Corp 6.300% due 03/01/11	Buy	(0.660%)	12/20/17	715,000	36,514
Morgan Stanley	Kohl’s Corp 6.300% due 03/01/11	Buy	(0.870%)	12/20/17	720,000	26,177

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	J.C. Penney Co Inc 9.000% due 08/01/12	Sell	1.070%	12/20/17	$475,000	($32,063)
Morgan Stanley	J.C. Penney Co Inc 9.000% due 08/01/12	Sell	1.300%	12/20/17	485,000	(56,870)
Barclays	Kohl’s Corp 6.300% due 03/01/11	Buy	(1.040%)	06/20/18	245,000	6,319
Barclays	Kohl’s Corp 6.300% due 03/01/11	Buy	(1.180%)	06/20/18	245,000	3,834
Deutsche Bank	Kohl’s Corp 6.300% due 03/01/11	Buy	(1.300%)	06/20/18	245,000	1,703
Lehman Brothers	Macys Retail Holdings Inc 7.450% due 07/15/17	Buy	(2.500%)	06/20/18	245,000	(453)
Lehman Brothers	Macys Retail Holdings Inc 7.450% due 07/15/17	Buy	(2.540%)	06/20/18	490,000	(1,714)
Lehman Brothers	Liz Claiborne Inc 5.000% due 07/08/13	Buy	(2.600%)	06/20/18	125,000	6,950
Deutsche Bank	Jones Apparel Group Inc 5.125% due 11/15/14	Buy	(2.635%)	06/20/18	255,000	(41,472)
Morgan Stanley	Liz Claiborne Inc 5.000% due 07/08/13	Buy	(2.900%)	06/20/18	490,000	18,398
Lehman Brothers	Liz Claiborne Inc 5.000% due 07/08/13	Buy	(2.920%)	06/20/18	365,000	13,265
Lehman Brothers	Limited Brands Inc 6.125% due 12/01/12	Buy	(2.930%)	06/20/18	245,000	802
Morgan Stanley	Jones Apparel Group Inc 5.125% due 11/15/14	Buy	(2.970%)	06/20/18	500,000	19,362
Deutsche Bank	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	220,000	(148,802)
Goldman Sachs	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	365,000	(169,444)
Lehman Brothers	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	270,000	(40,482)
Morgan Stanley	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	225,000	(158,413)

						($416,957)

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
Interest Rate Swaps

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Credit Suisse	3-Month USD-LIBOR	Pay	5.428%	08/07/17	$2,130,000	$126,461
Deutsche Bank	3-Month USD-LIBOR	Pay	5.445%	08/08/17	1,800,000	109,782

						$236,243

Total Return Swaps

			Expiration	Notional	Unrealized
Counterparty	Receive	Pay	Date	Amount	Depreciation

Deutsche Bank	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 15 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	08/01/08	$2,000,000	($53,559)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 15 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	08/01/08	8,100,000	(216,912)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 30 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	08/01/08	6,300,000	(168,709)
Goldman Sachs	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 50 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	12/01/08	3,580,000	(84,523)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 50 basis points Ж	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	12/01/08	6,320,000	(149,606)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 65 basis points Ж	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	12/01/08	1,620,000	(35,226)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	2,800,000	(74,982)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 25 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	2,900,000	(77,660)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	430,000	(11,515)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	5,300,000	(141,930)
Goldman Sachs	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 200 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	1,250,000	(33,474)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 200 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	1,250,000	(33,474)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 250 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	250,000	(6,695)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 250 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	2,320,000	(62,128)
Morgan Stanley	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 plus 350 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	2,620,000	(70,162)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 Ж	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	05/01/09	1,600,000	(42,812)
Lehman Brothers	If positive, the Total Return of the Lehman CMBS Index AAA 8.50 minus 20 basis points	If negative, the absolute value of the Lehman CMBS Index AAA 8.50	05/01/09	3,200,000	(85,130)

					($1,348,497)

Total Swap Agreements					($1,529,211)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MAIN STREET CORE® PORTFOLIO
Summary Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.81%

Consumer Discretionary - 9.34%

Best Buy Co Inc †	412,100	$16,319,160
The DIRECTV Group Inc * †	607,500	15,740,325
The Gap Inc †	951,000	15,853,170
The TJX Cos Inc	565,100	17,783,697
Time Warner Inc	1,037,100	15,349,080
Other Securities		112,482,045

		193,527,477

Consumer Staples - 5.91%

Phillip Morris International Inc	340,700	16,827,173
The Kroger Co †	705,300	20,362,011
The Procter & Gamble Co	333,882	20,303,364
Other Securities		64,941,767

		122,434,315

Energy - 23.76%

Anadarko Petroleum Corp	290,900	21,770,956
Apache Corp	176,200	24,491,800
Chesapeake Energy Corp †	349,600	23,059,616
Chevron Corp	517,647	51,314,347
ConocoPhillips	454,151	42,867,313
Exxon Mobil Corp	1,169,400	103,059,222
Hess Corp	177,500	22,398,725
Marathon Oil Corp	436,225	22,626,991
Noble Corp (Cayman)	267,300	17,363,808
Noble Energy Inc	186,500	18,754,440
Occidental Petroleum Corp	337,000	30,282,820
Schlumberger Ltd † (Netherlands)	179,300	19,262,199
Valero Energy Corp	394,400	16,241,392
Other Securities		78,701,810

		492,195,439

Financials - 8.23%

ACE Ltd (Cayman)	278,200	15,326,038
JPMorgan Chase & Co	430,092	14,756,457
The Chubb Corp	361,600	17,722,016
Other Securities		122,711,291

		170,515,802

Health Care - 5.84%

Aetna Inc	391,700	15,875,601
Johnson & Johnson	407,000	26,186,380
Pfizer Inc	1,056,060	18,449,368
Other Securities		60,475,324

		120,986,673

Industrials - 13.21%

Caterpillar Inc	255,300	18,846,246
Cummins Inc †	255,596	16,746,650
General Electric Co	1,236,916	33,013,288
Norfolk Southern Corp	286,800	17,973,756
The Boeing Co	306,200	20,123,464
Waste Management Inc	386,000	14,556,060
Other Securities		152,533,761

		273,793,225

Information Technology - 21.07%

Apple Inc *	131,200	21,968,128
Applied Materials Inc	1,054,200	20,124,678
Cisco Systems Inc *	1,103,500	25,667,410
Google Inc ‘A’ *	33,700	17,740,354
Hewlett-Packard Co	889,100	39,307,111
Intel Corp	1,711,800	36,769,464
International Business Machines Corp	277,700	32,915,781
Microsoft Corp	1,840,800	50,640,408
Symantec Corp *	872,100	16,875,135
Texas Instruments Inc †	763,400	21,497,344
Other Securities ж		152,942,006

		436,447,819

Materials - 7.43%

Alcoa Inc	519,800	18,515,276
Freeport-McMoRan Copper & Gold Inc †	206,200	24,164,578
Monsanto Co	200,900	25,401,796
Nucor Corp	264,500	19,750,215
Southern Copper Corp †	154,100	16,431,683
Other Securities		49,738,395

		154,001,943

Telecommunication Services - 3.48%

AT&T Inc	894,287	30,128,529
Sprint Nextel Corp †	2,161,913	20,538,174
Other Securities		21,438,036

		72,104,739

Utilities - 1.54%

Other Securities		31,859,452

Total Common Stocks (Cost $2,121,253,976)		2,067,866,884

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.42%

Repurchase Agreement - 0.42%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $8,802,403; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $8,982,919)	$8,802,000	8,802,000

Total Short-Term Investment (Cost $8,802,000)		8,802,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.23% (Cost $2,130,055,976)		2,076,668,884

	Shares

SECURITIES LENDING COLLATERAL - 12.47%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $258,254,240)	258,254,240	258,254,240

TOTAL INVESTMENTS - 112.70% (Cost $2,388,310,216)		2,334,923,124

OTHER ASSETS & LIABILITIES, NET - (12.70%)		(263,119,031)

NET ASSETS - 100.00%		$2,071,804,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Energy	23.76%
Information Technology	21.07%
Industrials	13.21%
Short-Term Investment & Securities Lending Collateral	12.89%
Consumer Discretionary	9.34%
Financials	8.23%
Materials	7.43%
Consumer Staples	5.91%
Health Care	5.84%
Telecommunication Services	3.48%
Utilities	1.54%

112.70%
Other Assets & Liabilities, Net	(12.70%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of the net assets individually or in aggregate, respectively, as of June 30, 2008.
(e) A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

India - 0.00%

Trent Ltd * ж Exp. 01/07/10	14,582	$31,486

Total Warrants (Cost $0)		31,486

PREFERRED STOCKS - 8.41%

Brazil - 8.29%

All America Latina Logistica SA	1,330,000	16,957,894
Banco Bradesco SA (XBSP)	848,611	17,267,601
Cia Vale do Rio Doce ADR	912,080	27,216,467
Lojas Americanas SA	3,843,828	25,176,342
Net Servicos de Comunicacao SA *	898,765	11,224,050
Petroleo Brasileiro SA ADR	622,500	36,179,762
Sadia SA	359,190	2,543,077
Tele Norte Leste Participacoes SA	127,740	3,179,356

		139,744,549

South Korea - 0.12%

S-Oil Corp +	37,629	2,096,294

Total Preferred Stocks (Cost $115,354,474)		141,840,843

COMMON STOCKS - 86.66%

Argentina - 0.03%

IRSA Inversiones y Representaciones SA GDR * †	40,715	458,858

Bermuda - 0.13%

Varitronix International Ltd +	3,378,470	2,109,987

Brazil - 6.71%

B2W Cia Global do Varejo	98,000	3,556,023
Banco Bradesco SA ADR †	15,000	306,900
Bovespa Holding SA	1,340,700	16,559,079
Cia Vale do Rio Doce ADR †	385,900	13,822,938
Cyrela Brazil Realty SA Empreendimetose Participacoes GDR † ~ ж	12,310	3,424,045
Diagnosticos da America SA	203,560	5,268,358
Embraer-Empresa Brasileira de Aeronautica SA ADR †	706,513	18,722,595
Natura Cosmeticos SA	1,856,550	19,282,364
Petroleo Brasileiro SA ADR	326,418	23,120,187
Tele Norte Leste Participacoes SA	314,104	9,014,987

		113,077,476

Cayman - 1.66%

SINA Corp *	452,500	19,253,875
Tencent Holdings Ltd +	1,123,000	8,709,778

		27,963,653

Chile - 1.83%

Banco Santander Chile SA	163,316,310	6,781,957
Cencosud SA	5,772,241	17,435,804
SACI Falabella SA	1,540,300	6,572,162

		30,789,923

China - 4.22%

China Petroleum & Chemical Corp ‘H’ +	29,135,500	27,233,516
China Shenhua Energy Co Ltd ‘H’ +	3,798,000	14,947,734
PetroChina Co Ltd ‘H’ +	6,296,000	8,139,075
Ping An Insurance Group Co of China Ltd ‘H’ +	1,818,000	13,549,471
Shanghai Zhenhua Port Machinery Co ‘B’ +	2,679,088	3,879,034
Travelsky Technology Ltd ‘H’ +	5,236,000	3,442,993

		71,191,823

Egypt - 4.30%

Commercial International Bank +	674,040	10,354,546
Eastern Tobacco Co SAE	82,971	5,583,855
Medinet Nasr Housing & Development +	174,797	1,686,703
Orascom Telecom Holding SAE +	4,245,531	54,781,926

		72,407,030

France - 0.32%

Technip SA +	58,150	5,366,062

Hong Kong - 5.85%

China Mobile Ltd ADR †	311,400	20,848,230
China Resources Enterprise Ltd +	4,900,000	14,007,763
China Unicom Ltd † +	15,383,000	28,550,616
Hang Lung Properties Ltd +	497,000	1,595,552
Hutchison Whampoa Ltd +	2,035,000	20,521,560
Television Broadcasts Ltd +	2,252,920	13,013,136

		98,536,857

India - 12.26%

ABB Ltd / India +	160,521	3,006,877
Amtek Auto Ltd +	139,631	776,132
Bajaj Auto Ltd	56,670	593,175
Bharat Electronics Ltd +	180,064	4,249,670
Divi’s Laboratories Ltd +	431,139	13,451,975
GAIL India Ltd +	539,950	4,200,644
HCL Technologies Ltd +	1,040,728	6,124,185
HDFC Bank Ltd ADR †	292,542	20,963,560
Hindustan Unilever Ltd +	1,992,300	9,616,339
Housing Development Finance Corp +	592,760	27,137,238
ICICI Bank Ltd ADR *	154,630	4,447,159
Infosys Technologies Ltd +	1,723,844	69,969,281
ITC Ltd +	1,422,820	6,205,820
Larsen & Toubro Ltd +	51,263	2,608,526
Mahindra & Mahindra Ltd +	505,654	5,766,891
Rico Auto Industries Ltd * +	81,300	36,070
Tata Consultancy Services Ltd +	943,320	18,881,337
Zee Entertainment Enterprises Ltd +	1,852,500	8,621,591

		206,656,470

Indonesia - 2.75%

P.T. Astra International Tbk +	5,890,670	12,330,100
P.T. Gudang Garam Tbk +	5,410,005	3,787,884
P.T. Telekomunikasi Indonesia Tbk +	37,863,853	30,239,835

		46,357,819

Lebanon - 0.39%

Solidere GDR +	180,600	6,557,095

Luxembourg - 0.50%

Tenaris SA ADR	112,800	8,403,600

Mexico - 8.99%

America Movil SAB de CV ‘L’ ADR	311,830	16,449,033
Corporacion GEO SAB de CV ‘B’ *	1,966,560	6,580,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	1,027,123	$2,090,478
Fomento Economico Mexicano SAB de CV	4,285,400	19,504,967
Fomento Economico Mexicano SAB de CV ADR	338,030	15,383,745
Grupo Financiero Banorte SAB de CV ‘O’	7,301,660	34,337,930
Grupo Televisa SA ADR	1,052,100	24,850,602
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	4,409,970	6,935,811
SARE Holding SAB de CV ‘B’ *	6,093,595	7,982,514
Wal-Mart de Mexico SAB de CV ‘V’	4,406,583	17,467,213

		151,582,854

Norway - 0.51%

Det Norske Oljeselskap ASA * † +	4,136,820	8,615,217

Philippines - 1.15%

Jollibee Foods Corp +	5,443,758	4,179,304
SM Prime Holdings Inc +	97,669,320	15,196,872

		19,376,176

Portugal - 0.33%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	772,405	5,599,706

Russia - 7.07%

LUKOIL ADR †	281,483	27,641,631
Magnit OAO * +	82,200	3,771,963
NovaTek OAO GDR ~	56,400	4,765,800
OAO Gazprom ADR * +	1,249,600	72,187,936
Polymetal GDR * ~ ж	512,000	3,993,600
TMK OAO GDR ~	198,200	6,818,080

		119,179,010

South Africa - 5.39%

Anglo Platinum Ltd +	151,460	25,188,838
Impala Platinum Holdings Ltd +	347,325	13,649,673
Liberty Group Ltd * † +	399,144	3,149,924
Massmart Holdings Ltd +	1,053,300	8,272,277
MTN Group Ltd +	523,006	8,278,664
Murray & Roberts Holdings Ltd +	620,625	6,866,166
Standard Bank Group Ltd +	2,183,863	21,196,409
Tiger Brands Ltd +	234,172	4,204,397

		90,806,348

South Korea - 3.32%

Amorepacific Corp +	11,190	6,923,302
GS Engineering & Construction Corp +	53,578	5,860,788
Hyundai Development Co +	91,870	4,651,515
Hyundai Engineering & Construction Co Ltd +	177,928	11,807,062
Jeonbuk Bank +	344,788	2,339,854
Kookmin Bank ADR †	78,400	4,587,184
Pusan Bank +	158,454	2,119,196
Shinsegae Co Ltd +	12,981	6,981,339
SK Telecom Co Ltd ADR	334,900	6,955,873
S-Oil Corp +	57,762	3,707,317

		55,933,430

Taiwan - 10.44%

Hon Hai Precision Industry Co Ltd +	3,439,480	16,913,961
MediaTek Inc +	4,276,400	49,230,507
President Chain Store Corp +	2,458,261	8,168,528
Realtek Semiconductor Corp +	3,829,000	7,817,772
Synnex Technology International Corp +	3,417,606	7,017,462
Taiwan Semiconductor Manufacturing Co Ltd * +	36,406,876	77,359,457
Taiwan Semiconductor Manufacturing Co Ltd ADR *	861,617	9,400,241

		175,907,928

Thailand - 0.17%

Kiatnakin Bank PCL +	3,888,300	2,908,953

Turkey - 5.33%

Aksigorta AS +	1,910,572	6,432,432
Anadolu Efes Biracilik Ve Malt Sanayii AS +	736,982	6,391,898
BIM Birlesik Magazalar AS +	330,429	12,633,023
Enka Insaat ve Sanayi AS +	26,472	305,338
Ford Otomotiv Sanayi AS +	523,492	3,742,661
Haci Omer Sabanci Holding AS +	2,948,195	10,094,353
Haci Omer Sabanci Holding AS ADR †	4,345,295	3,802,133
Turkcell Iletisim Hizmetleri AS +	2,603,000	15,078,843
Turkiye Garanti Bankasi AS * +	3,789,800	8,741,424
Turkiye Vakiflar Bankasi TAO ‘D’ +	3,226,737	4,195,963
Yapi ve Kredi Bankasi AS * +	10,087,300	18,473,695

		89,891,763

United Kingdom - 2.93%

HSBC Holdings PLC (HSI) +	2,715,276	41,852,797
SABMiller PLC +	330,836	7,558,550

		49,411,347

United States - 0.08%

Sohu.com Inc *	18,973	1,336,458

Total Common Stocks (Cost $1,429,162,806)		1,460,425,843

	Principal
	Amount
CORPORATE NOTES - 0.01%

India - 0.01%

Trent Ltd 2.000% due 07/07/10	INR 1,458,200	169,392

Total Corporate Notes (Cost $0)		169,392

SHORT-TERM INVESTMENT - 3.81%

Repurchase Agreement - 3.81%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $64,273,946; collateralized by Federal Home Loan Bank: 2.550% due 09/12/08 and market value $65,558,025)	$64,271,000	64,271,000

Total Short-Term Investment (Cost $64,271,000)		64,271,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.89% (Cost $1,608,788,280)		1,666,738,564

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.55%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $59,863,138)	59,863,138	$59,863,138

TOTAL INVESTMENTS - 102.44% (Cost $1,668,651,418)		1,726,601,702

OTHER ASSETS & LIABILITIES, NET - (2.44%)		(41,132,589)

NET ASSETS - 100.00%		$1,685,469,113

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	18.22%
InformationTechnology	17.66%
Energy	14.79%
Telecommunication Service	11.47%
Consumer Staples	11.11%
Consumer Discretionary	9.18%
Short-Term Investment & Securities Lending Collateral	7.36%
Industrials	6.31%
Materials	4.98%
Health Care	1.11%
Utilities	0.25%

102.44%
Other Assets & Liabilities, Net	(2.44%)

100.00%

(b) As of June 30, 2008, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Brazil	15.00%
India	12.27%
Taiwan	10.44%
Mexico	8.99%
United States	7.44%
Russia	7.07%
Hong Kong	5.85%
South Africa	5.39%
Turkey	5.33%
Egypt	4.30%
China	4.22%
South Korea	3.44%
United Kingdom	2.93%
Indonesia	2.75%
Chile	1.83%
Cayman	1.66%
Philippines	1.15%
Norway	0.51%
Luxembourg	0.50%
Lebanon	0.39%
Portugal	0.33%
France	0.32%
Thailand	0.17%
Bermuda	0.13%
Argentina	0.03%

102.44%
Other Assets & Liabilities, Net	(2.44%)

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d) Securities with a total aggregate market value of $1,017,218,572 or 60.35% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(e) 0.44% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.65%

Certificates of Deposit - 6.11%

Abbey National Treasury Services PLC (United Kingdom)
2.409% due 07/02/08 §	$7,900,000	$7,899,902
Bank of America Corp NA
2.485% due 06/12/09 §	2,625,000	2,617,996
2.560% due 09/02/08	14,250,000	14,250,000
Bank of Scotland PLC (United Kingdom)
2.891% due 10/27/08 §	24,500,000	24,500,000
BNP Paribas SA (France)
2.690% due 11/12/08	24,250,000	24,250,000

		73,517,898

Commercial Paper - 68.78%

Archer-Daniels-Midland Co
2.250% due 07/31/08	24,250,000	24,204,531
2.350% due 07/09/08	21,380,000	21,369,279
2.350% due 08/04/08	5,486,000	5,473,824
AstraZeneca PLC (United Kingdom)
2.400% due 08/04/08	1,000,000	997,733
2.400% due 10/10/08	19,750,000	19,617,017
AT&T Inc
2.160% due 07/16/08	7,000,000	6,993,700
2.180% due 07/21/08	29,000,000	28,964,878
2.250% due 07/21/08	15,000,000	14,981,250
Bank of America Corp
2.710% due 11/10/08	15,000,000	14,850,950
BASF AG (Germany)
2.310% due 08/19/08	29,000,000	28,908,819
BMW U.S. Capital LLC
2.100% due 07/03/08	9,400,000	9,398,903
2.100% due 07/09/08	5,000,000	4,997,667
2.350% due 07/01/08	17,000,000	17,000,000
2.430% due 07/01/08	8,490,000	8,490,000
BNP Paribas Finance Inc
2.550% due 07/08/08	7,700,000	7,696,182
ConocoPhillips
2.320% due 07/01/08	5,350,000	5,350,000
ConocoPhillips Qatar Funding Ltd
2.270% due 08/27/08	20,200,000	20,127,398
E.I. du Pont de Nemours & Co
2.150% due 07/07/08	19,500,000	19,493,012
2.170% due 07/22/08	20,000,000	19,974,683
Eaton Corp
2.200% due 07/08/08	14,400,000	14,393,840
Ecolab Inc
2.550% due 07/08/08	8,000,000	7,996,033
General Electric Capital Corp
2.320% due 08/21/08	25,000,000	24,917,833
2.350% due 10/27/08	19,500,000	19,349,796
2.570% due 07/17/08	5,000,000	4,994,289
John Deere Bank SA
2.250% due 07/09/08	6,000,000	5,997,000
2.330% due 07/11/08	19,250,000	19,237,541
JPMorgan Chase & Co
2.500% due 08/12/08	14,750,000	14,706,979
2.900% due 12/15/08	14,250,000	14,058,298
Kimberly-Clark Worldwide Inc
2.050% due 07/07/08	20,000,000	19,993,167
2.200% due 07/17/08	4,900,000	4,895,209
Lloyds TSB Bank PLC (United Kingdom)
2.580% due 07/08/08	24,000,000	23,987,960
Medtronic Inc
2.150% due 07/10/08	17,900,000	17,890,379
2.200% due 07/18/08	13,400,000	13,386,079
2.230% due 07/22/08	10,000,000	9,986,992
2.300% due 07/21/08	2,420,000	2,416,908
National Rural Utilities Cooperative Finance Corp
2.150% due 07/07/08	15,000,000	14,994,625
2.300% due 07/11/08	15,000,000	14,990,417
2.300% due 07/24/08	9,100,000	9,086,628
Nestle Capital Corp
2.130% due 07/14/08	10,000,000	9,992,308
2.200% due 03/04/09	2,500,000	2,462,417
Nestle Finance International Ltd
2.250% due 07/02/08	15,000,000	14,999,063
2.300% due 07/02/08	15,000,000	14,999,042
2.330% due 07/03/08	8,000,000	7,998,964
NSTAR
2.250% due 07/02/08	22,500,000	22,498,594
2.300% due 07/03/08	15,000,000	14,998,083
NSTAR Electric Co
2.050% due 07/01/08	5,900,000	5,900,000
Pfizer Inc
2.680% due 08/04/08	15,325,000	15,286,211
2.700% due 08/04/08	9,675,000	9,650,329
Procter & Gamble International Funding SCA
2.180% due 07/01/08	20,000,000	20,000,000
Royal Bank of Canada (Canada)
2.230% due 07/22/08	14,000,000	13,981,788
2.850% due 12/08/08	15,000,000	14,810,000
Southern Co
2.150% due 07/15/08	16,900,000	16,885,870
2.230% due 07/17/08	3,500,000	3,496,531
The Pepsi Bottling Group Inc
2.550% due 07/01/08	24,500,000	24,500,000
Unilever Capital Corp
2.150% due 07/03/08	10,000,000	9,998,806
United Parcel Service Inc
2.060% due 07/16/08	19,400,000	19,383,348
Wal-Mart Stores Inc
2.100% due 12/16/08	11,150,000	11,040,730
2.130% due 12/09/08	10,000,000	9,904,742
2.170% due 07/22/08	19,400,000	19,375,443
2.200% due 07/07/08	10,000,000	9,996,333

		828,328,401

Corporate Notes - 17.52%

Allstate Life Global Funding Trusts
2.448% due 09/11/08 §	29,500,000	29,500,000
American Express Bank FSB
2.731% due 09/18/08 §	19,200,000	19,200,000
American Honda Finance Corp
2.706% due 11/10/08 ~ §	10,000,000	9,995,989
2.737% due 03/09/09 ~ §	5,800,000	5,800,000
2.934% due 03/25/09 ~ §	20,000,000	20,000,000
2.688% due 05/14/09 ~ §	2,500,000	2,498,079
Caterpillar Financial Services Corp
2.766% due 03/10/09 §	390,000	389,551
3.450% due 01/15/09	1,360,000	1,364,149
4.350% due 03/04/09	1,000,000	1,009,523
Chase Manhattan Corp
6.500% due 01/15/09	1,767,000	1,797,679
Cisco Systems Inc
2.738% due 02/20/09 §	5,920,000	5,919,444
General Electric Capital Corp
3.125% due 04/01/09	2,000,000	2,007,421
Honeywell International Inc
2.848% due 03/13/09 §	1,000,000	999,941
IBM International Group Capital LLC
2.735% due 02/13/09 §	14,775,000	14,771,426
JPMorgan & Co Inc
6.000% due 01/15/09	4,000,000	4,053,732

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
MassMutual Global Funding II
2.550% due 07/15/08 ~	$1,575,000	$1,574,688
3.059% due 03/19/09 ~ §	10,000,000	10,007,217
Procter & Gamble International Funding SCA
2.789% due 02/19/09 §	4,800,000	4,800,000
The Pepsi Bottling Group Inc
5.625% due 02/17/09 ~	3,000,000	3,046,440
Toyota Motor Credit Corp
2.643% due 09/05/08 §	34,250,000	34,250,000
2.659% due 11/17/08 §	14,000,000	14,003,184
Unilever Capital Corp
2.465% due 08/11/08 ~ §	5,000,000	4,999,538
Wells Fargo Bank NA
2.633% due 05/28/09 §	19,000,000	19,000,000

		210,988,001

U.S. Government Agency Issues - 7.24%

Fannie Mae
2.170% due 08/06/08	25,000,000	24,945,750
Federal Home Loan Bank
2.520% due 04/21/09	33,500,000	33,500,000
2.900% due 06/30/09	15,000,000	15,000,000
Freddie Mac
2.625% due 06/12/09	13,766,000	13,766,000

		87,211,750

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $65,003; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $70,868)	65,000	65,000

Total Short-Term Investments (Amortized Cost $1,200,111,050)		1,200,111,050

TOTAL INVESTMENTS - 99.65% (Amortized Cost $1,200,111,050)		1,200,111,050

OTHER ASSETS & LIABILITIES, NET - 0.35%		4,236,865

NET ASSETS - 100.00%		$1,204,347,915

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	68.78%
Corporate Notes	17.52%
U.S. Government Agency Issues	7.24%
Certificates of Deposit	6.11%

99.65%
Other Assets & Liabilities, Net	0.35%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.27%

Financials - 0.27%

Sovereign REIT ~	2,200	$2,139,500

Total Preferred Stocks (Cost $1,958,000)		2,139,500

CONVERTIBLE PREFERRED STOCKS - 0.01%

Consumer Discretionary - 0.01%

General Motors Corp 1.500%	5,000	109,219

Total Convertible Preferred Stocks (Cost $125,000)		109,219

EXCHANGE-TRADED FUNDS - 0.43%

PowerShares QQQ †	30,000	1,355,100
Standard & Poor’s Depository Receipts Trust 1 †	16,000	2,047,680

Total Exchange-Traded Funds (Cost $2,926,230)		3,402,780

	Principal
	Amount
CORPORATE BONDS & NOTES - 89.67%

Consumer Discretionary - 21.05%

Allison Transmission Inc
11.250% due 11/01/15 † ~	$500,000	435,000
AMC Entertainment Inc
8.000% due 03/01/14	2,000,000	1,785,000
American Axle & Manufacturing Inc
7.875% due 03/01/17	1,000,000	735,000
ARAMARK Corp
8.500% due 02/01/15	3,500,000	3,447,500
ArvinMeritor Inc
8.750% due 03/01/12	2,000,000	1,770,000
AutoNation Inc
4.713% due 04/15/13 † §	500,000	425,000
7.000% due 04/15/14	500,000	447,500
Boyd Gaming Corp
6.750% due 04/15/14	2,000,000	1,550,000
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	1,000,000	1,095,000
CanWest MediaWorks LP (Canada)
9.250% due 08/01/15 † ~	1,000,000	820,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	965,000
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	925,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	1,000,000	875,000
Charter Communications Holdings I LLC
11.000% due 10/01/15	3,000,000	2,238,750
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	3,890,000
10.250% due 10/01/13	1,500,000	1,361,250
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	3,800,000
10.875% due 09/15/14 ~	1,500,000	1,560,000
Clear Channel Communications Inc
5.500% due 09/15/14 †	500,000	300,350
6.250% due 03/15/11	500,000	424,001
Dex Media West LLC
9.875% due 08/15/13	2,418,000	2,182,245
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,770,000
7.625% due 05/15/16 ~	2,000,000	1,980,000
Expedia Inc
8.500% due 07/01/16 † ~	1,000,000	982,500
Fontainebleau Las Vegas Holdings LLC
10.250% due 06/15/15 ~	1,000,000	655,000
Ford Motor Co
7.450% due 07/16/31	4,000,000	2,350,000
Galaxy Entertainment Finance Co Ltd (United Kingdom)
9.875% due 12/15/12 ~	3,000,000	2,928,750
General Motors Corp
7.125% due 07/15/13 †	4,000,000	2,550,000
8.250% due 07/15/23 †	3,000,000	1,762,500
8.375% due 07/15/33 †	2,500,000	1,493,750
General Nutrition Centers Inc
7.199% due 03/15/14 §	2,000,000	1,700,000
Harrah’s Operating Co Inc
10.750% due 02/01/16 † ~	8,786,000	7,336,310
Herbst Gaming Inc
8.125% due 06/01/12 ¤	500,000	80,000
Idearc Inc
8.000% due 11/15/16	3,000,000	1,901,250
Jarden Corp
7.500% due 05/01/17 †	2,500,000	2,187,500
K. Hovnanian Enterprises Inc
11.500% due 05/01/13 ~	1,000,000	1,042,500
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 †	3,000,000	3,082,500
Lamar Media Corp
6.625% due 08/15/15 †	2,750,000	2,516,250
Landry’s Restaurants Inc
9.500% due 12/15/14	2,500,000	2,462,500
Las Vegas Sands Corp
6.375% due 02/15/15 †	4,000,000	3,420,000
Lear Corp
8.500% due 12/01/13	1,000,000	831,250
Levi Strauss & Co
8.875% due 04/01/16	2,500,000	2,443,750
LIN TV Corp
6.500% due 05/15/13	1,000,000	920,000
Local TV Finance LLC
9.250% due 06/15/15 ~	1,000,000	785,000
Mandalay Resort Group
6.500% due 07/31/09	1,500,000	1,488,750
Marquee Holdings Inc
9.505% due 08/15/14 §	1,000,000	790,000
Mashantucket Western Pequot Tribe
8.500% due 11/15/15 ~	1,000,000	887,500
Mediacom Broadband LLC
8.500% due 10/15/15	1,000,000	898,750
Mediacom LLC
9.500% due 01/15/13	2,500,000	2,368,750
Medianews Group Inc
6.875% due 10/01/13 †	2,500,000	1,037,500
MGM MIRAGE
6.000% due 10/01/09	2,000,000	1,977,500
6.625% due 07/15/15 †	1,000,000	807,500
6.750% due 09/01/12 †	2,500,000	2,256,250
6.875% due 04/01/16	1,000,000	810,000
7.500% due 06/01/16	3,000,000	2,463,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Michaels Stores Inc
10.000% due 11/01/14 †	$2,000,000	$1,742,500
11.375% due 11/01/16	1,000,000	800,000
Mobile Storage Group Inc
9.750% due 08/01/14	1,000,000	965,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/14 †	1,000,000	835,000
Morris Publishing Group LLC
7.000% due 08/01/13	2,000,000	1,230,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,660,000
Neiman-Marcus Group Inc
9.000% due 10/15/15	2,500,000	2,481,250
10.375% due 10/15/15 †	500,000	502,500
Newland International Properties Corp (Panama)
9.500% due 11/15/14 ~	1,000,000	875,000
Nielsen Finance LLC
0.000% due 08/01/16 §	1,500,000	1,038,750
10.000% due 08/01/14	2,000,000	2,025,000
NPC International Inc
9.500% due 05/01/14 †	1,000,000	870,000
Penske Auto Group Inc
7.750% due 12/15/16 †	2,000,000	1,760,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,417,500
Pinnacle Entertainment Inc
7.500% due 06/15/15	2,000,000	1,540,000
Quebecor Media Inc (Canada)
7.750% due 03/15/16	1,000,000	935,000
R.H. Donnelley Corp
6.875% due 01/15/13	3,000,000	1,800,000
8.875% due 01/15/16	3,000,000	1,815,000
8.875% due 10/15/17 ~	61,000	36,600
11.750% due 05/15/15 ~	1,532,000	1,374,970
Riddell Bell Holdings Inc
8.375% due 10/01/12	2,000,000	1,590,000
Salem Communications Holding Corp
7.750% due 12/15/10	1,500,000	1,391,250
Sally Holdings LLC
9.250% due 11/15/14	1,000,000	965,000
10.500% due 11/15/16 †	1,000,000	957,500
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	915,000
Service Corp International
7.375% due 10/01/14	500,000	502,500
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/15 ~	500,000	408,750
Sirius Satellite Radio Inc
9.625% due 08/01/13 †	2,000,000	1,630,000
Six Flags Inc
12.250% due 07/15/16 ~	900,000	834,750
Station Casinos Inc
6.875% due 03/01/16 †	2,500,000	1,378,125
Tenneco Inc
8.125% due 11/15/15 ~	1,000,000	910,000
8.625% due 11/15/14	1,000,000	887,500
10.250% due 07/15/13	1,029,000	1,081,736
The Goodyear Tire & Rubber Co
6.678% due 12/01/09 §	1,450,000	1,446,375
The River Rock Entertainment Authority
9.750% due 11/01/11	1,500,000	1,507,500
Travelport LLC
9.875% due 09/01/14 †	3,000,000	2,677,500
TRW Automotive Inc
7.000% due 03/15/14 ~	3,000,000	2,617,500
United Components Inc
9.375% due 06/15/13	1,500,000	1,410,000
Universal City Florida Holding Co I/II
7.623% due 05/01/10 §	2,000,000	1,940,000
8.375% due 05/01/10	1,500,000	1,492,500
Univision Communications Inc
9.750% due 03/15/15 † ~	2,500,000	1,850,000
USI Holdings Corp
6.551% due 11/15/14 ~ §	1,000,000	840,000
Valassis Communications Inc
8.250% due 03/01/15	3,000,000	2,737,500
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	466,250
6.875% due 01/15/14	3,000,000	2,910,000
Virginia Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	1,885,000
WESCO Distribution Inc
7.500% due 10/15/17 †	2,500,000	2,262,500
Wynn Las Vegas LLC
6.625% due 12/01/14	2,500,000	2,300,000
XM Satellite Radio Inc
9.750% due 05/01/14 †	2,000,000	1,920,000

		165,417,962

Consumer Staples - 3.46%

Constellation Brands Inc
7.250% due 09/01/16	2,250,000	2,126,250
7.250% due 05/15/17	2,000,000	1,880,000
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	1,985,000
Dean Foods Co
7.000% due 06/01/16 †	1,000,000	872,500
Dole Food Co Inc
7.250% due 06/15/10	1,000,000	910,000
8.750% due 07/15/13 †	500,000	442,500
8.875% due 03/15/11	356,000	318,620
Ingles Markets Inc
8.875% due 12/01/11	2,500,000	2,543,750
Pilgrim’s Pride Corp
8.375% due 05/01/17 †	2,000,000	1,480,000
Reynolds American Inc
7.625% due 06/01/16	2,000,000	2,093,626
Rite Aid Corp
9.500% due 06/15/17	1,000,000	665,000
10.375% due 07/15/16 #	2,000,000	1,811,760
Smithfield Foods Inc
7.000% due 08/01/11	2,000,000	1,835,000
7.750% due 07/01/17	2,000,000	1,670,000
Stater Brothers Holdings Inc
7.750% due 04/15/15	2,500,000	2,493,750
8.125% due 06/15/12	1,000,000	1,010,000
SUPERVALU Inc
7.500% due 11/15/14	3,000,000	3,018,750

		27,156,506

Energy - 10.68%

Chaparral Energy Inc
8.875% due 02/01/17	1,000,000	872,500
Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	950,000
6.500% due 08/15/17	1,000,000	940,000
6.875% due 01/15/16	1,250,000	1,212,500
7.000% due 08/15/14	3,000,000	2,955,000
7.500% due 09/15/13	1,000,000	1,005,000
7.750% due 01/15/15	2,000,000	2,085,000
Cie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15 †	2,500,000	2,506,250
Complete Production Services Inc
8.000% due 12/15/16	2,000,000	2,007,500
Denbury Resources Inc
7.500% due 12/15/15	2,000,000	2,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
El Paso Corp
6.875% due 06/15/14 †	$1,000,000	$1,006,829
7.250% due 06/01/18	1,000,000	990,000
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	3,000,000	3,037,296
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,960,000
Forest Oil Corp
7.250% due 06/15/19 ~	1,000,000	965,000
7.250% due 06/15/19	2,000,000	1,930,000
GulfMark Offshore Inc
7.750% due 07/15/14	1,000,000	1,012,500
Inergy LP
6.875% due 12/15/14	2,000,000	1,870,000
8.250% due 03/01/16 ~	1,000,000	990,000
Key Energy Services Inc
8.375% due 12/01/14 † ~	2,000,000	2,050,000
Kinder Morgan Finance Co (Canada)
5.700% due 01/05/16	5,000,000	4,475,000
Mariner Energy Inc
8.000% due 05/15/17	1,000,000	972,500
MarkWest Energy Partners LP
8.500% due 07/15/16	1,500,000	1,530,000
8.750% due 04/15/18 ~	1,000,000	1,027,500
OPTI Canada Inc (Canada)
7.875% due 12/15/14	2,500,000	2,481,250
Peabody Energy Corp
6.875% due 03/15/13	1,000,000	1,007,500
7.375% due 11/01/16	2,000,000	2,005,000
Petrohawk Energy Corp
7.875% due 06/01/15 ~	1,000,000	981,250
9.125% due 07/15/13	3,000,000	3,090,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,820,000
7.000% due 05/01/17 ~	1,500,000	1,331,250
Plains Exploration & Production Co
7.625% due 06/01/18	500,000	502,500
7.750% due 06/15/15	1,500,000	1,518,750
Pride International Inc
7.375% due 07/15/14	2,000,000	2,005,000
Quicksilver Resources Inc
7.125% due 04/01/16 †	2,500,000	2,340,625
Range Resources Corp
7.250% due 05/01/18	500,000	498,750
Sabine Pass LNG LP
7.500% due 11/30/16	2,000,000	1,810,000
SandRidge Energy Inc
8.000% due 06/01/18 ~	500,000	503,125
8.625% due 04/01/15 ~	5,000,000	5,150,000
SemGroup LP
8.750% due 11/15/15 ~	3,000,000	2,925,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,432,500
Southwestern Energy Co
7.500% due 02/01/18 ~	1,000,000	1,033,910
Stallion Oilfield Services
9.750% due 02/01/15 † ~	2,000,000	1,710,000
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	1,500,000	1,485,000
7.500% due 07/18/16 ~	2,000,000	1,897,400
Venoco Inc
8.750% due 12/15/11	1,000,000	982,500
VeraSun Energy Corp
9.375% due 06/01/17 †	2,000,000	1,040,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,972,500
7.250% due 05/01/12	1,000,000	997,500
Williams Partners LP
7.250% due 02/01/17	1,000,000	1,005,000

		83,876,685

Financials - 7.48%

Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	2,955,000
CCM Merger Inc
8.000% due 08/01/13 ~	2,000,000	1,715,000
Chukchansi Economic Development Authority
6.328% due 11/15/12 ~ §	1,000,000	842,500
E*TRADE FINANCIAL Corp
8.000% due 06/15/11	2,000,000	1,850,000
First Data Corp
9.875% due 09/24/15 ~	3,000,000	2,613,750
Ford Motor Credit Co LLC
5.460% due 01/13/12 §	3,000,000	2,220,000
7.375% due 10/28/09	1,000,000	911,050
8.026% due 06/15/11 §	3,845,000	3,130,837
9.750% due 09/15/10	2,000,000	1,744,580
9.875% due 08/10/11	2,000,000	1,686,190
General Motors Acceptance Corp LLC
6.625% due 05/15/12	1,000,000	686,548
6.875% due 09/15/11	10,000,000	7,190,430
8.000% due 11/01/31	4,000,000	2,607,460
Host Hotels & Resorts LP
7.000% due 08/15/12	2,000,000	1,900,000
7.125% due 11/01/13	2,000,000	1,870,000
HUB International Holdings Inc
10.250% due 06/15/15 ~	2,000,000	1,695,000
iPayment Inc
9.750% due 05/15/14	1,950,000	1,657,500
KAR Holdings Inc
8.750% due 05/01/14	1,250,000	1,093,750
Lehman Brothers Holdings Inc
7.500% due 05/11/38	1,500,000	1,395,290
Lender Processing Services Inc
8.125% due 07/01/16 ~ #	2,000,000	2,012,500
Merrill Lynch & Co Inc
7.750% due 05/14/38	1,500,000	1,410,117
Momentive Performance Materials Inc
9.750% due 12/01/14	3,000,000	2,580,000
11.500% due 12/01/16 †	1,000,000	750,000
Nuveen Investments Inc
10.500% due 11/15/15 ~	2,500,000	2,318,750
Rouse Co LP
6.750% due 05/01/13 ~	4,000,000	3,624,112
Ventas Realty LP
6.625% due 10/15/14	1,250,000	1,206,250
6.750% due 04/01/17	2,000,000	1,930,000
8.750% due 05/01/09	1,000,000	1,025,000
9.000% due 05/01/12	2,000,000	2,105,000

		58,726,614

Health Care - 7.67%

Alliance Imaging Inc
7.250% due 12/15/12	2,000,000	1,890,000
Bausch & Lomb Inc
9.875% due 11/01/15 ~	3,000,000	3,041,250
Biomet Inc
10.000% due 10/15/17	2,000,000	2,145,000
Catalent Pharma Solutions Inc
9.500% due 04/15/15	3,000,000	2,700,000
Community Health Systems Inc
8.875% due 07/15/15	4,750,000	4,803,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
DaVita Inc
7.250% due 03/15/15 †	$1,000,000	$977,500
Elan Finance PLC (Ireland)
6.676% due 11/15/11 §	1,000,000	935,000
8.875% due 12/01/13	2,000,000	2,005,000
Hanger Orthopedic Group Inc
10.250% due 06/01/14	1,500,000	1,548,750
HCA Inc
6.750% due 07/15/13	1,000,000	882,500
7.875% due 02/01/11	1,000,000	990,000
9.125% due 11/15/14	3,500,000	3,587,500
9.250% due 11/15/16	6,000,000	6,195,000
9.625% due 11/15/16	1,000,000	1,032,500
HealthSouth Corp
10.750% due 06/15/16 †	2,000,000	2,160,000
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,030,000
Multiplan Inc
10.375% due 04/15/16 ~	3,000,000	2,955,000
Omnicare Inc
6.750% due 12/15/13	1,000,000	945,000
6.875% due 12/15/15	1,500,000	1,395,000
Psychiatric Solutions Inc
7.750% due 07/15/15	1,750,000	1,741,250
ReAble Therapeutics Finance LLC
10.875% due 11/15/14 ~	1,000,000	1,002,500
Res-Care Inc
7.750% due 10/15/13	2,000,000	1,915,000
Select Medical Corp
7.625% due 02/01/15	3,000,000	2,647,500
Sun Healthcare Group Inc
9.125% due 04/15/15	1,500,000	1,507,500
Tenet Healthcare Corp
6.500% due 06/01/12	4,500,000	4,263,750
7.375% due 02/01/13	500,000	472,500
9.875% due 07/01/14	1,000,000	1,010,000
Universal Hospital Services Inc
6.303% due 06/01/15 §	500,000	470,000
8.500% due 06/01/15	500,000	502,500
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 †	2,500,000	2,487,500

		60,238,438

Industrials - 8.90%

Alliant Techsystems Inc
6.750% due 04/01/16	2,000,000	1,950,000
Allied Waste North America Inc
6.500% due 11/15/10	1,000,000	1,005,000
6.875% due 06/01/17	3,000,000	2,947,500
7.125% due 05/15/16	1,000,000	1,000,000
7.250% due 03/15/15	3,000,000	3,007,500
7.875% due 04/15/13	1,000,000	1,022,500
Ashtead Capital Inc
9.000% due 08/15/16 † ~	2,000,000	1,770,000
Avis Budget Car Rental LLC
5.176% due 05/15/14 † §	1,000,000	780,000
7.625% due 05/15/14	1,500,000	1,207,500
Bombardier Inc (Canada)
8.000% due 11/15/14 ~	1,000,000	1,030,000
Continental Airlines Inc
8.750% due 12/01/11	2,000,000	1,350,000
Corrections Corp of America
7.500% due 05/01/11	3,000,000	3,030,000
CSC Holdings Inc
6.750% due 04/15/12	3,000,000	2,835,000
7.250% due 07/15/08	2,250,000	2,255,625
7.625% due 04/01/11	3,000,000	2,955,000
DRS Technologies Inc
6.875% due 11/01/13	1,000,000	1,005,000
7.625% due 02/01/18	1,000,000	1,062,500
FTI Consulting Inc
7.625% due 06/15/13	1,000,000	1,020,000
7.750% due 10/01/16	1,000,000	1,030,000
General Cable Corp
7.125% due 04/01/17	1,000,000	957,500
Grupo Transportation Ferroviaria
Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,090,000
Hawker Beechcraft Acquisition Co LLC
8.500% due 04/01/15 †	1,500,000	1,518,750
Kansas City Southern de Mexico SA de CV (Mexico)
7.375% due 06/01/14	500,000	487,500
7.625% due 12/01/13	2,000,000	1,950,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	1,900,000
6.375% due 10/15/15	2,000,000	1,880,000
7.625% due 06/15/12	1,500,000	1,518,750
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,297,500
Navios Maritime Holdings Inc
9.500% due 12/15/14	1,000,000	1,027,500
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 ~	4,000,000	2,560,000
RBS Global & Rexnord Corp
9.500% due 08/01/14	1,500,000	1,455,000
Rental Service Corp
9.500% due 12/01/14 †	2,000,000	1,680,000
Terex Corp
7.375% due 01/15/14	2,500,000	2,475,000
8.000% due 11/15/17	1,000,000	997,500
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,562,500
The Greenbrier Cos Inc
8.375% due 05/15/15	2,500,000	2,393,750
The Hertz Corp
8.875% due 01/01/14	2,000,000	1,840,000
10.500% due 01/01/16	500,000	457,500
The Manitowoc Co Inc
7.125% due 11/01/13	1,000,000	955,000
TransDigm Inc
7.750% due 07/15/14	2,650,000	2,630,125
United Rentals North America Inc
6.500% due 02/15/12	2,000,000	1,810,000
7.750% due 11/15/13	1,500,000	1,200,000

		69,907,000

Information Technology - 5.90%

Alion Science & Technology Corp
10.250% due 02/01/15	1,000,000	705,000
Amkor Technology Inc
7.750% due 05/15/13	1,500,000	1,396,875
Avago Technologies Finance Pte (Singapore)
10.125% due 12/01/13	2,000,000	2,130,000
11.875% due 12/01/15	500,000	540,000
Celestica Inc (Canada)
7.625% due 07/01/13	3,000,000	2,895,000
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	1,930,000
EchoStar DBS Corp
5.750% due 10/01/08	3,000,000	3,007,500
6.625% due 10/01/14	1,500,000	1,391,250
7.125% due 02/01/16	2,000,000	1,855,000
7.750% due 05/31/15 ~	3,000,000	2,932,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Freescale Semiconductor Inc
6.651% due 12/15/14 §	$750,000	$596,250
9.125% due 12/15/14	3,000,000	2,347,500
10.125% due 12/15/16 †	2,000,000	1,530,000
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	1,000,000
Jabil Circuit Inc
8.250% due 03/15/18 ~	1,750,000	1,754,375
Nortel Networks Ltd (Canada)
10.125% due 07/15/13 †	1,000,000	982,500
10.750% due 07/15/16 ~	500,000	497,500
NXP BV (Netherlands)
5.463% due 10/15/13 §	2,000,000	1,767,500
9.500% due 10/15/15 †	2,000,000	1,745,000
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	820,000
Sanmina-SCI Corp
5.526% due 06/15/10 ~ §	599,000	596,005
6.750% due 03/01/13 †	1,000,000	902,500
8.125% due 03/01/16	2,000,000	1,810,000
Seagate Technology HDD Holdings (Cayman)
6.375% due 10/01/11	1,000,000	972,500
6.800% due 10/01/16	2,000,000	1,835,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	1,500,000	1,387,500
Spansion Inc
5.807% due 06/01/13 ~ §	2,000,000	1,470,000
SunGard Data Systems Inc
9.125% due 08/15/13	4,000,000	4,060,000
10.250% due 08/15/15	1,500,000	1,515,000

		46,372,255

Materials - 8.81%

AbitibiBowater Inc
6.500% due 06/15/13	2,000,000	1,270,000
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	1,000,000	510,000
Airgas Inc
7.125% due 10/01/18 ~	1,250,000	1,253,125
Aleris International Inc
9.000% due 12/15/14	1,000,000	801,250
10.000% due 12/15/16	1,000,000	737,500
Berry Plastics Holding Corp
6.651% due 09/15/14 §	1,500,000	1,207,500
8.875% due 09/15/14 †	500,000	435,000
10.250% due 03/01/16	3,000,000	2,265,000
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,500,000
Chemtura Corp
6.875% due 06/01/16	500,000	435,000
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	1,000,000	1,088,750
Crown Americas LLC
7.625% due 11/15/13	3,000,000	3,007,500
7.750% due 11/15/15	1,000,000	1,005,000
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,500,000	2,631,525
Georgia-Pacific Corp
7.000% due 01/15/15 ~	2,000,000	1,890,000
7.125% due 01/15/17 ~	1,000,000	945,000
8.125% due 05/15/11	2,500,000	2,481,250
Graham Packaging Co Inc
8.500% due 10/15/12	1,000,000	952,500
9.875% due 10/15/14	2,000,000	1,780,000
Graphic Packaging International Corp
9.500% due 08/15/13	1,000,000	960,000
Hercules Inc
6.750% due 10/15/29	4,400,000	4,290,000
Hexion U.S. Finance Corp
9.750% due 11/15/14	2,000,000	1,820,000
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	1,000,000	662,500
International Paper Co
7.400% due 06/15/14	3,000,000	2,997,768
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	1,755,000
MacDermid Inc
9.500% due 04/15/17 ~	780,000	709,800
Nalco Co
8.875% due 11/15/13 †	2,500,000	2,575,000
NewPage Corp
10.000% due 05/01/12	2,500,000	2,543,750
Nortek Inc
8.500% due 09/01/14 †	3,000,000	1,935,000
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	2,000,000	2,060,000
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	930,000
PNA Group Inc
10.750% due 09/01/16	1,000,000	1,180,000
PolyOne Corp
8.875% due 05/01/12 ~	2,000,000	2,010,000
Range Resources Corp
7.500% due 05/15/16	2,000,000	2,002,500
Rock-Tenn Co
9.250% due 03/15/16 † ~	500,000	532,500
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	2,032,500
Smurfit-Stone Container Enterprises Inc
8.000% due 03/15/17 †	1,000,000	805,000
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	1,925,000
7.375% due 11/01/12 ~	1,500,000	1,507,500
7.750% due 04/15/16 ~	1,000,000	1,000,000
Texas Industries Inc
7.250% due 07/15/13 †	1,000,000	1,000,000
Tronox Worldwide LLC
9.500% due 12/01/12	2,000,000	1,640,000
Verso Paper Holdings LLC
9.125% due 08/01/14	500,000	491,250
Vitro SAB de CV (Mexico)
8.625% due 02/01/12	2,000,000	1,824,000
9.125% due 02/01/17	1,000,000	797,500

		69,182,468

Telecommunication Services - 8.17%

Alltel Corp
7.000% due 07/01/12	2,000,000	2,050,000
American Tower Corp
7.000% due 10/15/17 ~	3,000,000	2,985,000
7.125% due 10/15/12	1,250,000	1,268,750
Centennial Communications Corp
10.000% due 01/01/13 †	2,000,000	2,040,000
Cincinnati Bell Inc
7.000% due 02/15/15 †	1,000,000	937,500
Citizens Communications Co
6.625% due 03/15/15	4,000,000	3,590,000
Cricket Communications Inc
9.375% due 11/01/14	1,500,000	1,440,000
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 † ~	2,500,000	2,365,625
Level 3 Financing Inc
8.750% due 02/15/17	2,000,000	1,730,000
MetroPCS Wireless Inc
9.250% due 11/01/14	4,000,000	3,870,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Nextel Communications Inc
5.950% due 03/15/14	$2,000,000	$1,606,834
6.875% due 10/31/13	1,000,000	845,596
Qwest Capital Funding Inc
6.375% due 07/15/08	2,000,000	2,000,000
7.000% due 08/03/09 †	1,000,000	1,002,500
Qwest Communications International Inc
7.250% due 02/15/11	3,000,000	2,913,750
7.500% due 02/15/14	3,000,000	2,865,000
Qwest Corp
5.625% due 11/15/08	2,790,000	2,796,975
6.500% due 06/01/17	1,000,000	897,500
Rural Cellular Corp
8.623% due 11/01/12 §	2,000,000	2,025,000
Sprint Capital Corp
6.375% due 05/01/09 †	1,250,000	1,250,249
8.375% due 03/15/12	7,000,000	6,935,411
Sprint Nextel Corp
6.000% due 12/01/16	4,500,000	3,876,106
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,880,000
VIP Finance Ireland Ltd for OJSC Vimpel Communications (Ireland)
8.375% due 04/30/13 ~	3,000,000	2,960,364
West Corp
9.500% due 10/15/14	3,000,000	2,715,000
11.000% due 10/15/16 †	1,000,000	850,000
Windstream Corp
8.125% due 08/01/13	4,500,000	4,511,250

		64,208,410

Utilities - 7.55%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	148,745
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,880,000
Dynegy Holdings Inc
7.750% due 06/01/19	3,000,000	2,745,000
8.375% due 05/01/16	4,500,000	4,387,500
Edison Mission Energy
7.200% due 05/15/19	4,000,000	3,750,000
7.500% due 06/15/13	1,000,000	997,500
7.750% due 06/15/16 †	2,000,000	2,000,000
Energy Future Holdings Corp
10.875% due 11/01/17 ~	3,500,000	3,552,500
Ferrellgas Partners LP
8.750% due 06/15/12	1,000,000	985,000
Intergen NV (Netherlands)
9.000% due 06/30/17 ~	2,000,000	2,080,000
Ipalco Enterprises Inc
7.250% due 04/01/16 ~	1,500,000	1,485,000
Mirant Americas Generation LLC
8.300% due 05/01/11	1,500,000	1,556,250
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,494,375
NRG Energy Inc
7.250% due 02/01/14	4,000,000	3,830,000
7.375% due 02/01/16	2,500,000	2,359,375
7.375% due 01/15/17	1,000,000	947,500
Public Service Co of New Mexico
7.950% due 05/15/18	2,750,000	2,834,232
Reliant Energy Inc
6.750% due 12/15/14	1,000,000	1,025,000
7.875% due 06/15/17 †	3,000,000	2,947,500
Sierra Pacific Resources
8.625% due 03/15/14	1,045,000	1,100,714
Southern Union Co
7.200% due 11/01/66 §	3,000,000	2,435,793
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 ~	7,000,000	6,895,000
The AES Corp
7.750% due 03/01/14	2,000,000	1,982,500
8.000% due 10/15/17	3,500,000	3,447,500
8.000% due 06/01/20 ~	1,000,000	970,000
8.875% due 02/15/11	1,412,000	1,468,480

		59,305,464

Total Corporate Bonds & Notes (Cost $760,125,334)		704,391,802

CONVERTIBLE CORPORATE BONDS & NOTES - 0.20%

Health Care - 0.09%

Omnicare Inc
3.250% due 12/15/35	1,000,000	752,500

Industrials - 0.11%

WESCO International Inc
1.750% due 11/15/26	1,000,000	841,250

Total Convertible Corporate Bonds & Notes (Cost $1,976,274)		1,593,750

SENIOR LOAN NOTES - 4.67%

Consumer Discretionary - 1.26%

Aramark Corp SR Secured
3.180% due 01/26/14 §	58,426	55,246
Aramark Corp SR Secured Term B
4.676% due 01/26/14 §	919,664	869,605
Idearc Inc Term B
4.490% due 11/17/14 §	42,105	33,789
4.800% due 11/17/14 §	942,895	756,673
Lear Corp Term B
4.948% due 04/25/12 §	900,000	830,354
4.983% due 04/25/12 §	564,000	517,940
5.301% due 04/25/12 §	1,500,000	1,377,499
Levi Strauss & Co Unsecured
4.698% due 03/27/14 §	2,000,000	1,763,334
TL Acquisitions Inc Term B
4.980% due 06/29/14 §	1,985,000	1,803,591
Tropicana Las Vegas
4.946% due 07/03/08 §	2,000,000	1,876,666

		9,884,697

Energy - 0.25%

Venoco Inc (2nd Lien)
6.688% due 05/07/14 §	2,000,000	1,950,000

Financials - 0.80%

Chrysler Financial Co LLC due 08/03/12 ¥	2,500,000	2,070,625
First Data Corp Term B1
5.231% due 09/24/14 §	1,351,893	1,244,418
5.551% due 09/24/14 §	95,756	88,143
5.552% due 09/24/14 §	41,101	37,833
Nuveen Investments Inc
5.483% due 11/13/14 §	2,992,500	2,799,858

		6,240,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.60%

Biomet Inc Term B
5.801% due 03/25/15 §	$1,985,000	$1,946,918
HCA Inc Term B
5.051% due 11/18/13 §	2,955,000	2,779,411

		4,726,329

Materials - 0.55%

Georgia-Pacific Corp Term B (1st Lien)
4.399% due 12/23/12 §	191,927	181,520
4.446% due 12/23/12 §	1,631,375	1,542,924
4.551% due 12/23/12 §	141,546	133,871
Ineos Holdings Ltd Term B2 (United Kingdom)
4.885% due 12/16/13 §	951,491	862,289
Ineos Holdings Ltd Term C2 (United Kingdom)
5.385% due 12/16/14 §	951,230	862,053
Noranda Aluminum Inc Term B
4.719% due 05/18/14 §	786,900	758,867

		4,341,524

Telecommunication Services - 0.51%

Intelsat Corp
9.250% due 08/15/14 § •	2,000,000	2,015,522
Intelsat Subsidiary Holding Co Ltd (Bermuda)
5.200% due 02/01/14 §	2,000,000	2,015,522

		4,031,044

Utilities - 0.70%

Calpine Corp (1st Priority)
5.685% due 03/29/14 §	949,910	910,067
Texas Competitive Electric Co Term B2
5.948% due 10/10/14 §	604,177	560,500
6.234% due 10/10/14 §	3,660,809	3,396,162
6.478% due 10/10/14 §	702,489	651,705

		5,518,434

Total Senior Loan Notes (Cost $38,755,206)		36,692,905

SHORT-TERM INVESTMENTS - 2.65%

Commercial Paper - 2.65%

BMW U.S. Capital LLC
2.350% due 07/01/08	3,000,000	3,000,000
Nestle Capital Corp
2.300% due 07/01/08	5,000,000	5,000,000
NSTAR
2.300% due 07/01/08	2,900,000	2,900,000
Southern Co
2.200% due 07/25/08	3,900,000	3,894,280
The Pepsi Bottling Group Inc
2.550% due 07/01/08	1,000,000	1,000,000
Wal-Mart Stores Inc
2.200% due 07/07/08	5,000,000	4,998,167

		20,792,447

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $48,002; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $50,620)	48,000	48,000

Total Short-Term Investments (Cost $20,840,447)		20,840,447

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.90% (Cost $826,706,491)		769,170,403

	Shares
SECURITIES LENDING COLLATERAL - 8.22%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $64,582,261)	64,582,261	64,582,261

TOTAL INVESTMENTS - 106.12% (Cost $891,288,752)		833,752,664

OTHER ASSETS & LIABILITIES, NET — (6.12%)		(48,096,036)

NET ASSETS - 100.00%		$785,656,628

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	22.32%
Energy	10.93%
Short-Term Investments & Securities Lending Collateral	10.87%
Industrials	9.01%
Materials	9.36%
Telecommunication Services	8.68%
Financials	8.55%
Health Care	8.36%
Utilities	8.25%
Information Technology	5.90%
Consumer Staples	3.46%
Exchange-Traded Funds	0.43%

106.12%
Other Assets & Liabilities, Net	(6.12%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.12%

Financials - 0.12%

DG Funding Trust ~ ж	60	$598,688
Fannie Mae †	229,000	5,256,122

		5,854,810

Total Preferred Stocks (Cost $6,368,181)		5,854,810

CONVERTIBLE PREFERRED STOCKS - 0.85%

Financials - 0.85%

American International Group Inc 8.500%	395,100	23,589,841
Bank of America Corp 7.250%	9,600	8,496,000
Wachovia Corp 7.500%	9,900	8,725,662

		40,811,503

Total Convertible Preferred Stocks (Cost $49,243,080)		40,811,503

	Principal
	Amount
CORPORATE BONDS & NOTES-30.28%

Consumer Discretionary -1.69%

AMFM Inc
8.000% due 11/01/08	$250,000	253,736
Comcast Corp
7.050% due 03/15/33	3,000,000	3,056,880
Cox Communications Inc
6.400% due 08/01/08	125,000	125,255
6.800% due 08/01/28 †	110,000	110,652
DaimlerChrysler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,163,832
6.500% due 11/15/13	6,500,000	6,747,942
General Motors Corp
8.375% due 07/05/33	EUR 7,400,000	6,263,564
Johnson Controls Inc
5.500% due 01/15/16	$5,000,000	4,804,055
Macy’s Retail Holdings Inc
5.900% due 12/01/16	5,000,000	4,350,360
Mandalay Resort Group
6.500% due 07/31/09	2,100,000	2,084,250
9.500% due 08/01/08	2,000,000	2,010,000
Marks & Spencer PLC (United Kingdom)
6.250% due 12/01/17 † ~	10,000,000	9,293,672
Target Corp
6.000% due 01/15/18	5,000,000	5,026,885
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	5,498,004
The Home Depot Inc
5.400% due 03/01/16	5,000,000	4,598,275
Time Warner Inc
5.500% due 11/15/11	4,000,000	3,944,180
Viacom Inc
6.250% due 04/30/16	7,500,000	7,255,050
Yum! Brands Inc
6.250% due 03/15/18	7,500,000	7,326,300

		80,912,892

Consumer Staples-1.24%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	19,768,404
6.500% due 08/11/17	5,000,000	5,014,880
6.875% due 02/01/38	2,600,000	2,535,567
Phillip Morris International Inc
6.375% due 05/16/38	4,100,000	4,008,656
Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,291,933
The Clorox Co
5.950% due 10/15/17	5,000,000	5,015,375
The Kroger Co
5.500% due 02/01/13	2,900,000	2,912,067
6.400% due 08/15/17	5,000,000	5,108,540
The Procter & Gamble Co
6.875% due 09/15/09	175,000	182,414
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	7,468,560
6.500% due 08/15/37	2,900,000	2,994,427

		59,300,823

Energy-2.06%

Chesapeake Energy Corp
7.000% due 08/15/14	900,000	886,500
Enterprise Products Operating LP
4.625% due 10/15/09	3,900,000	3,887,239
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,530,781
8.146% due 04/11/18 ~	$11,000,000	11,426,250
Nabors Industries Inc
6.150% due 02/15/18 ~	6,000,000	6,075,516
NGPL PipeCo LLC
7.119% due 12/15/17 ~	18,800,000	19,247,628
7.768% due 12/15/37 ~	8,100,000	8,507,187
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,834,913
Suncor Energy Inc (Canada)
6.100% due 06/01/18	36,800,000	36,979,510
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,669,000
7.500% due 01/15/31	945,000	960,356
Transocean Inc (Cayman)
6.800% due 03/15/38	1,000,000	1,026,030

		99,030,910

Financials-22.23%

American Express Bank FSB
5.500% due 04/16/13 †	17,800,000	17,422,498
6.000% due 09/13/17	39,200,000	37,888,172
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	37,791,518
American International Group Inc
5.850% due 01/16/18	22,500,000	21,116,745
Associates Corp of North America
6.250% due 11/01/08	150,000	151,238
Bank of America Corp
5.650% due 05/01/18	19,700,000	18,425,489
8.000% due 01/30/58 §	32,700,000	30,884,169
8.125% due 11/15/80 §	50,600,000	47,893,406
Bank of America NA
2.638% due 02/27/09 §	11,200,000	11,161,976
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12 †	46,300,000	46,881,389
6.050% due 12/04/17 ~	80,900,000	79,438,056
7.700% due 10/25/99 ~ §	24,400,000	24,696,840
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,048,743

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount		Value
CitiFinancial Inc
6.625% due 06/01/15		$4,000,000	$3,956,608
Citigroup Capital XXI
8.300% due 12/21/77 §		14,900,000	14,107,603
Citigroup Inc
5.500% due 04/11/13		20,300,000	19,832,816
5.875% due 05/29/37		6,800,000	5,800,692
8.400% due 04/30/99 §		37,600,000	35,789,936
CNA Financial Corp
5.850% due 12/15/14		9,000,000	8,647,353
Countrywide Home Loans Inc
6.250% due 04/15/09 †		40,000	39,411
Credit Agricole SA (France)
2.646% due 05/28/09 ~ §		10,300,000	10,256,565
Deutsche Bank AG (Germany)
6.000% due 09/01/17 †		30,500,000	30,849,682
Everest Reinsurance Holdings Inc
5.400% due 10/15/14		2,000,000	1,923,390
Ford Motor Credit Co LLC
7.000% due 10/01/13 †		200,000	147,431
7.250% due 10/25/11		5,064,000	3,927,086
9.750% due 09/15/10		2,100,000	1,831,809
General Electric Capital Corp
5.875% due 01/14/38		12,300,000	11,183,996
General Motors Acceptance Corp LLC
3.926% due 05/15/09 §		3,300,000	3,103,663
5.375% due 06/06/11	EUR 1,000,000		1,040,322
6.625% due 05/15/12		$8,600,000	5,904,313
7.000% due 02/01/12		10,500,000	7,303,863
7.250% due 03/02/11		2,000,000	1,470,834
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37		8,500,000	7,772,392
KeyBank NA
4.682% due 06/02/10 §		11,300,000	11,263,026
Kimco Realty Corp
5.700% due 05/01/17		5,600,000	5,143,790
Lehman Brothers Holdings Inc
5.625% due 01/24/13		35,100,000	33,254,968
5.875% due 11/15/17		4,250,000	3,728,270
6.750% due 12/28/17		17,000,000	15,997,442
6.875% due 05/02/18		4,300,000	4,170,149
Marsh & McLennan Cos Inc
5.375% due 07/15/14		4,000,000	3,888,244
5.750% due 09/15/15		5,000,000	4,964,505
Merrill Lynch & Co Inc
6.050% due 08/15/12		500,000	489,796
6.400% due 08/28/17		6,400,000	5,940,416
6.875% due 04/25/18		26,100,000	24,883,322
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		9,700,000	9,642,290
Morgan Stanley
2.440% due 07/09/08 ~ ж		11,000,000	10,925,161
5.300% due 03/01/13		7,100,000	6,848,206
5.950% due 12/28/17 †		57,600,000	52,381,210
National Australia Bank Ltd (Australia)
5.350% due 06/12/13 ~		6,700,000	6,695,028
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09		530,000	545,236
NationsBank Corp
7.250% due 10/15/25		840,000	853,767
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK 67,592,707		12,952,910
Principal Life Income Funding Trusts
5.300% due 04/24/13 †		$3,800,000	3,804,013
Prudential Financial Inc
6.100% due 06/15/17		5,000,000	4,988,585
Rabobank Nederland (Netherlands)
2.733% due 01/15/09 ~ §		17,800,000	17,789,605
Realkredit Danmark AS (Denmark)
5.000% due 10/01/38 §	DKK	181,315,309	34,626,234
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §		$9,100,000	8,806,106
SLM Corp
3.080% due 07/26/10 §		2,300,000	2,042,078
The Bear Stearns Cos Inc
2.839% due 05/18/10 §		3,000,000	2,933,365
5.208% due 09/26/13 §	EUR 9,800,000		14,460,084
6.950% due 08/10/12		$36,735,000	38,227,337
7.250% due 02/01/18		13,000,000	13,575,355
The Goldman Sachs Group Inc
2.891% due 06/23/09 §		800,000	791,852
6.250% due 09/01/17		37,000,000	36,639,805
6.750% due 10/01/37		16,700,000	15,322,300
The Royal Bank of Scotland Group PLC (United Kingdom)
6.990% due 04/05/56 † ~ §		3,000,000	2,704,503
7.640% due 03/31/56 §		16,000,000	14,652,608
UBS AG (Switzerland)
5.875% due 12/20/17		24,700,000	24,069,829
VTB Capital SA (Luxembourg)
3.384% due 08/01/08 ~ §		10,300,000	10,209,875
Wachovia Corp
7.980% due 12/31/99 §		51,000,000	45,695,490
WEA Finance LLC (Australia)
5.700% due 10/01/16 ~		7,500,000	7,015,012
XL Capital Finance EURope PLC (United Kingdom)
6.500% due 01/15/12		5,000,000	4,896,120

			1,067,507,896

Health Care - 0.34%

HCA Inc
9.250% due 11/15/16		2,000,000	2,065,000
UnitedHealth Group Inc
6.000% due 02/15/18		12,300,000	11,919,561
6.875% due 02/15/38		2,700,000	2,562,840

			16,547,401

Industrials - 0.41%

Allied Waste North America Inc
7.250% due 03/15/15		400,000	401,000
CSX Corp
5.600% due 05/01/17		5,000,000	4,620,135
Erac USA Finance Co
6.375% due 10/15/17 ~		5,000,000	4,475,530
Masco Corp
6.125% due 10/03/16 †		10,000,000	9,075,550
United Air Lines Inc
9.210% due 01/21/17 ¤ ж		325,516	1,872
9.350% due 04/07/16 ¤ ж		85,889	33,389
9.560% due 10/19/18 ¤ ж		1,018,894	458,858
10.850% due 02/19/15 ¤ ж		860,559	411,993

			19,478,327

Information Technology - 0.18%

EchoStar DBS Corp
6.375% due 10/01/11		3,000,000	2,902,500
Nortel Networks Ltd (Canada)
10.125% due 07/15/13 †		500,000	491,250
Xerox Corp
9.750% due 01/15/09		5,324,000	5,481,058

			8,874,808

Materials - 0.50%

Alcan Inc (Canada)
5.000% due 06/01/15		2,500,000	2,398,250
BHP Billiton Finance Ltd (Australia)
5.125% due 03/29/12		3,000,000	2,993,949

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount		Value
Nucor Corp
5.750% due 12/01/17		$5,000,000	$5,015,915
Rohm & Haas Co
6.000% due 09/15/17		10,000,000	9,754,420
Sealed Air Corp
5.625% due 07/15/13 ~		2,100,000	2,031,101
StatoilHydro ASA (Norway)
7.150% due 01/15/29		1,000,000	1,120,967
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		700,000	681,083

			23,995,685

Telecommunication Services - 1.27%

AT&T Inc
6.300% due 01/15/38		6,800,000	6,445,108
BellSouth Corp
5.200% due 09/15/14		9,100,000	8,979,489
British Telecommunications PLC (United Kingdom)
9.125% due 12/15/30		1,000,000	1,205,255
GTE California Inc
6.700% due 09/01/09		5,000,000	5,125,830
Qwest Capital Funding Inc
6.375% due 07/15/08		3,500,000	3,500,000
7.250% due 02/15/11		880,000	858,000
Qwest Corp
6.875% due 09/15/33		1,386,000	1,150,380
8.875% due 03/15/12		1,500,000	1,537,500
SBC Communications Inc
4.125% due 09/15/09 †		8,200,000	8,211,972
Sprint Capital Corp
8.750% due 03/15/32		5,000,000	4,774,000
Sprint Nextel Corp
6.000% due 12/01/16 †		10,000,000	8,613,570
Verizon Communications Inc
5.550% due 02/15/16		8,000,000	7,804,272
Verizon PA Inc
5.650% due 11/15/11		2,899,000	2,921,624

			61,127,000

Utilities - 0.36%

Dynegy Holdings Inc
7.500% due 06/01/15		1,300,000	1,205,750
NRG Energy Inc
7.375% due 02/01/16 †		9,700,000	9,154,375
PSEG Power LLC
7.750% due 04/15/11		1,000,000	1,066,210
Teco Finance Inc
6.750% due 05/01/15		5,600,000	5,664,344

			17,090,679

Total Corporate Bonds & Notes (Cost $1,500,344,033)			1,453,866,421

SENIOR LOAN NOTES - 1.46%

Consumer Discretionary - 0.41%

Cablevision Systems Corp Term B
4.206% due 03/30/13 §		5,949,315	5,665,498
Ford Motor Co Term B
5.480% due 12/15/13 §		9,259,000	7,494,003
Yell Term B (United Kingdom)
4.483% due 02/10/13 §		7,000,000	6,304,998

			19,464,499

Financials - 0.34%

Chrysler Financial Co LLC
6.780% due 08/03/12 §		15,880,000	13,152,610
First Data Corp Term B2
5.231% due 09/24/14 § ж		1,861,980	1,714,651
5.551% due 09/24/14 § ж		127,995	117,868
First Data Corp Term B3
5.551% due 09/24/14 § ж		95,997	88,543
5.552% due 09/24/14 § ж		1,396,485	1,285,988

			16,359,660

Health Care - 0.14%

Biomet Inc Term B
5.801% due 03/25/15 §		2,977,500	2,923,119
DaVita Inc Term B1
3.990% due 10/05/12 §		539,356	519,367
4.140% due 10/05/12 §		43,966	42,336
4.180% due 10/05/12 §		29,310	28,224
4.220% due 10/05/12 §		29,310	28,224
4.300% due 10/05/12 §		358,057	344,786
HCA Inc Term B
5.051% due 11/18/13 §		3,176,339	2,987,597

			6,873,653

Industrials - 0.02%

Allied Waste North America Inc Term A (Letter of Credit)
4.600% due 03/28/14 §		302,310	299,686
Allied Waste North America Inc Term B
3.980% due 03/28/14 §		148,451	147,162
4.090% due 03/28/14 §		128,993	127,873
4.570% due 03/28/14 §		218,059	216,166

			790,887

Materials - 0.05%

Georgia-Pacific Corp Term B
4.399% due 12/20/12 §		242,954	229,782
4.446% due 12/20/12 §		2,065,112	1,953,144
4.551% due 12/20/12 §		179,178	169,464

			2,352,390

Telecommunication Services - 0.38%

Nordic Telephone Term B (Denmark)
6.315% due 11/30/13 §	EUR	2,553,517	3,928,056
Nordic Telephone Term C (Denmark)
6.565% due 11/30/14 §		3,057,351	4,703,106
UPC Broadband Term M (Netherlands)
6.437% due 12/31/14 §		6,806,281	9,759,041

			18,390,203

Utilities - 0.12%

NRG Energy Inc (Synthetic Letter of Credit)
2.701% due 02/01/13 §		$315,863	301,671
NRG Energy Inc Term B
4.196% due 02/01/13 § ж		646,737	617,678
The AES Corp (Letter of Credit)
5.980% due 03/31/10 § ж		1,603,333	1,595,317
6.360% due 03/31/10 § ж		1,035,154	1,029,978
6.740% due 03/31/10 § ж		308,333	306,792
7.960% due 03/31/10 § ж		1,986,513	1,964,993

			5,816,429

Total Senior Loan Notes (Cost $72,312,593)			70,047,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 84.47%

Collateralized Mortgage Obligations - 13.13%

Adjustable Rate Mortgage Trust
4.584% due 05/25/35 “ §	$3,608,594	$3,517,553
5.141% due 09/25/35 “ §	1,928,938	1,843,860
Banc of America Funding Corp
4.109% due 05/25/35 “ §	13,070,260	12,830,055
4.625% due 02/20/36 “ §	8,480,072	8,040,662
6.141% due 01/20/47 “ §	1,007,820	858,808
Banc of America Funding Corp (IO)
2.368% due 01/25/36 “ § ж	23,723,201	648,908
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 “	5,278,855	5,096,473
BCAP LLC Trust
2.653% due 01/25/37 “ §	6,494,902	4,158,833
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	18,164,142	17,361,203
4.463% due 02/25/34 “ §	1,885,480	1,826,804
4.534% due 08/25/33 “ §	17,639,645	16,544,897
4.550% due 08/25/35 “ §	4,175,948	3,970,700
4.625% due 10/25/35 “ §	2,385,734	2,292,819
4.750% due 10/25/35 “ §	7,621,858	7,553,176
4.960% due 01/25/35 “ §	1,698,561	1,635,548
5.033% due 04/25/33 “ §	60,563	58,438
Bear Stearns Alt-A Trust
2.903% due 11/25/34 “ §	2,158,868	1,865,982
5.371% due 05/25/35 “ §	7,051,167	5,649,158
5.701% due 09/25/35 “ §	11,163,721	9,214,489
5.795% due 11/25/36 “ §	8,005,361	6,117,017
5.869% due 01/25/36 “ §	7,250,308	5,925,992
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/50 “	6,900,000	6,512,365
7.000% due 05/20/30 “ §	1,564,600	1,622,620
Bear Stearns Structured Products Inc
2.682% due 01/26/37 ~ “ § ж	10,190,849	10,101,679
5.674% due 01/26/36 “ §	3,846,435	3,198,487
5.777% due 12/26/46 “ §	2,675,330	2,200,904
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	4,545,206	4,295,800
4.679% due 08/25/35 “ §	4,331,399	3,874,843
4.900% due 10/25/35 “ §	364,993	354,570
Countrywide Alternative Loan Trust
2.763% due 02/25/37 “ §	430,095	314,104
Countrywide Alternative Loan Trust (IO)
2.518% due 05/25/35 “ § ж	18,287,038	572,801
Countrywide Home Loan Mortgage
Pass-Through Trust
2.803% due 03/25/35 “ §	3,709,122	2,808,501
2.823% due 06/25/35 ~ “ §	16,028,838	14,134,385
4.193% due 05/20/34 “ §	6,367,024	6,120,172
5.250% due 02/20/36 “ §	4,863,256	4,287,328
5.607% due 08/25/34 “ §	905,874	753,988
5.750% due 05/25/33 “	263,557	262,949
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	35,300,000	33,621,760
CS First Boston Mortgage Securities Corp
3.326% due 03/25/32 ~ “ §	992,587	898,725
6.380% due 12/18/35 “	4,642,685	4,747,619
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “ §	1,089,683	1,109,986
Downey Savings & Loan Association
Mortgage Loan Trust
5.973% due 07/19/44 “ §	3,234,426	2,786,707
Fannie Mae
2.543% due 07/25/37 “ §	2,496,014	2,465,433
2.881% due 04/18/28 “ §	402,012	400,848
2.931% due 10/18/30 “ §	3,291	3,287
2.983% due 03/25/17 “ §	177,119	178,033
5.000% due 07/25/19 - 03/25/21 “ ±	658,347	657,746
5.500% due 03/25/28 “	9,193,593	9,366,110
6.500% due 02/25/09 “	1,820	1,830
Fannie Mae (IO)
0.950% due 03/25/09 “ § ж	18,171	56
Fannie Mae Whole Loan
6.500% due 10/25/42 “	3,117,148	3,271,202
First Horizon Alternative Mortgage Securities
4.733% due 06/25/34 “ §	13,737,611	12,022,770
6.023% due 03/25/35 “ §	2,855,313	2,494,621
First Horizon Asset Securities Inc
5.366% due 08/25/35 “ §	731,780	700,310
Freddie Mac
2.821% due 12/15/29 “ §	73,036	72,469
3.500% due 07/15/32 “	367,600	351,498
4.000% due 05/15/16 “	200,034	200,221
4.500% due 09/15/14 “	306,625	308,112
5.000% due 09/15/16 - 04/15/30 † “ ±	121,547,848	122,984,378
5.500% due 03/15/17 “	1,884,573	1,928,852
7.000% due 09/15/21 “	118,546	124,585
7.500% due 01/15/23 “	2,647,305	2,841,285
Freddie Mac Structured Pass-Through Securities
4.928% due 07/25/44 “ §	25,857,725	24,215,636
4.994% due 10/25/44 “ §	4,819,576	4,689,166
GMAC Commercial Mortgage Securities Inc (IO)
0.741% due 05/15/35 “ § ж	5,340,199	75,166
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	4,963,861	4,907,930
Government National Mortgage Association
7.000% due 02/16/29 “	446,509	471,073
7.500% due 09/20/26 “	595,805	628,944
Greenpoint Mortgage Funding Trust
2.753% due 11/25/45 “ §	161,686	129,167
Greenpoint Mortgage Pass-Through Certificates
2.731% due 10/25/33 “ §	3,022,042	2,879,377
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	15,100,000	14,100,404
GSR Mortgage Loan Trust
4.540% due 09/25/35 “ §	414,384	401,928
Harborview Mortgage Loan Trust
2.853% due 02/19/34 “ §	117,420	112,476
5.219% due 07/19/35 “ §	4,427,674	4,365,520
Imperial Savings Association
6.503% due 02/25/18 “ §	3,717	3,675
IndyMac ARM Trust
6.124% due 01/25/32 “ §	79,607	65,647
IndyMac Index Mortgage Loan Trust
5.044% due 12/25/34 “ §	393,365	342,059
JPMorgan Chase Commercial Mortgage Securities Corp
5.937% due 02/12/49 “ §	5,660,000	5,393,999
JPMorgan Mortgage Trust
5.024% due 02/25/35 “ §	3,360,237	3,173,318
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	1,600,000	1,529,795
Lehman Large Loan (IO)
0.875% due 10/12/34 “ § ж	2,538,220	43,737
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/34 “ §	2,966,205	2,930,343
MASTR Alternative Loan Trust
2.883% due 03/25/36 “ §	1,679,830	1,195,863
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	287,466	269,407
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	7,430,000	7,020,805

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch-Floating Rate Trust
2.986% due 07/09/09 “ ж	$13,600,000	$12,546,000
Merrill Lynch Mortgage Investors Inc
2.693% due 02/25/36 “ §	1,620,109	1,338,850
MLCC Mortgage Investors Inc
2.733% due 11/25/35 “ §	398,525	361,695
2.851% due 03/15/25 “ §	3,124,532	2,357,192
3.483% due 10/25/35 “ §	677,027	628,475
4.250% due 10/25/35 “ §	3,224,891	3,085,592
4.707% due 12/25/34 “ §	1,374,393	1,338,549
Morgan Stanley Capital I
5.544% due 11/12/49 “ §	1,400,000	1,260,921
5.731% due 07/12/44 “ §	6,300,000	6,119,800
Mortgage Capital Funding Inc (IO)
1.988% due 11/20/27 “ § ж	4,374	—
Provident Funding Mortgage Loan Trust
4.039% due 04/25/34 “ §	41,028	40,874
Residential Accredit Loans Inc
2.663% due 06/25/46 “ §	3,941,303	2,827,041
2.693% due 04/25/46 “ §	415,261	297,461
6.000% due 06/25/36 “	18,518,643	16,328,261
Residential Asset Securitization Trust
2.883% due 01/25/46 “ §	3,652,688	2,582,134
5.500% due 01/25/34 “	4,917,117	4,881,781
Residential Asset Securitization Trust (IO)
2.468% due 11/25/35 “ § ж	16,353,818	483,515
Residential Funding Mortgage Securities I Inc
5.209% due 09/25/35 “ §	2,020,200	1,771,710
Sequoia Mortgage Trust
2.832% due 07/20/33 “ §	2,990,535	2,678,500
Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/35 “ §	1,680,666	1,641,761
5.537% due 08/25/35 “ §	507,538	454,050
Structured Asset Mortgage Investments Inc
2.693% due 05/25/36 “ §	2,796,119	2,001,841
2.703% due 05/25/36 “ §	2,274,241	1,595,814
2.713% due 05/25/45 “ §	778,783	614,697
2.733% due 07/19/35 “ §	2,133,692	1,888,139
2.763% due 02/25/36 “ §	2,983,229	2,283,514
2.773% due 07/19/34 “ §	84,415	72,606
2.813% due 09/19/32 “ §	348,871	317,952
2.903% due 10/19/33 “ §	8,599	8,006
Structured Asset Securities Corp
5.000% due 12/25/34 “	273,419	271,889
SunTrust Alternative Loan Trust (IO)
2.618% due 12/25/35 “ § ж	38,394,933	1,074,386
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	506,640	510,308
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 “	16,200,000	14,988,831
Washington Mutual Alternative Mortgage
Pass-Through Certificates (IO)
2.368% due 11/25/35 “ § ж	44,428,041	1,420,156
2.468% due 11/25/35 “ § ж	15,396,531	468,818
Washington Mutual Mortgage
Pass-Through Certificates
2.753% due 12/25/45 “ §	207,720	167,046
2.773% due 10/25/45 “ §	213,181	166,373
2.793% due 01/25/45 “ §	2,863,618	2,220,262
2.803% due 01/25/45 “ §	154,767	127,273
3.023% due 12/25/27 “ §	9,308,417	8,570,934
4.361% due 02/27/34 “ §	3,037,194	2,823,585
4.928% due 08/25/42 “ §	169,012	151,619
Washington Mutual MSC Mortgage
Pass-Through Certificates
6.575% due 02/25/33 “ §	200,351	199,701
6.792% due 02/25/33 “ §	26,856	26,003
Wells Fargo Mortgage-Backed Securities Trust
4.419% due 05/25/35 “ §	712,199	699,396
4.945% due 01/25/35 “ §	5,379,981	5,226,866
4.950% due 03/25/36 “ §	27,097,389	26,418,556
4.992% due 12/25/34 “ §	3,337,347	3,247,219
5.240% due 04/25/36 “ §	16,690,846	16,408,117
5.515% due 08/25/36 “ §	10,377,266	10,176,707
5.772% due 04/25/36 “ §	3,361,858	2,693,118

		630,774,643

Fannie Mae - 58.91%

3.695% due 07/01/33 “ §	255,050	256,847
4.013% due 06/01/34 “ §	86,577	87,105
4.157% due 09/01/33 “ §	162,436	164,604
4.205% due 11/01/34 † “ §	23,554,804	23,844,750
4.210% due 03/01/34 “ §	78,119	79,043
4.284% due 03/01/33 “ §	103,239	104,242
4.312% due 01/01/34 “ §	56,378	56,525
4.437% due 04/01/35 “ §	4,794,300	4,837,241
4.500% due 11/01/14 “	1,047,120	1,041,858
4.513% due 11/01/34 “ §	75,877	77,028
4.616% due 07/01/33 “ §	143,257	143,422
4.670% due 08/01/35 “ §	3,623,431	3,652,879
4.704% due 12/01/34 “ §	9,769,513	9,887,195
4.717% due 07/01/35 “ §	14,904,201	14,999,388
4.730% due 09/01/35 “ §	1,662,027	1,668,500
4.774% due 04/01/34 “ §	2,130,245	2,148,312
4.886% due 05/01/36 “ §	182,848	183,256
4.898% due 05/01/36 “ §	175,141	175,534
4.926% due 05/01/36 “ §	5,549,730	5,562,296
4.994% due 08/01/42 - 10/01/44 “ § ±	5,470,161	5,493,672
5.000% due 06/01/18 - 07/14/38 † “ ±	821,721,318	797,603,500
5.051% due 12/01/34 “ §	112,440	114,132
5.055% due 09/01/35 “ §	2,557,746	2,545,407
5.183% due 04/01/27 “ §	109,371	111,473
5.220% due 03/01/33 “ §	1,330,522	1,334,482
5.245% due 08/01/34 “ §	114,396	116,174
5.408% due 01/01/36 “ §	1,649,891	1,660,058
5.484% due 02/01/33 “ §	1,021,450	1,036,503
5.500% due 12/01/14 - 07/17/38 † “ ±	1,343,461,222	1,328,113,202
5.529% due 09/01/34 † “ §	2,733,707	2,726,139
5.557% due 02/01/33 “ §	40,832	41,177
6.000% due 04/01/16 - 07/14/38 † “ ±	586,090,108	591,861,495
6.224% due 01/01/23 “ §	212,672	214,977
6.399% due 08/01/36 “ §	5,795,460	5,950,615
6.500% due 01/01/13 - 12/01/37 “ ±	19,279,686	19,945,301
6.579% due 01/01/25 “ §	105,453	106,402
6.825% due 08/01/09 “	904,091	919,375
7.063% due 12/01/22 “ §	60,064	60,820
7.200% due 11/01/23 “ §	118	120
8.000% due 05/01/30 - 08/01/30 “ ±	22,483	24,333

		2,828,949,382

Federal Housing Authority - 0.07%

6.896% due 07/01/20 “	361,549	354,422
7.430% due 09/01/19 - 10/01/24 “ ±	3,234,237	3,240,903

		3,595,325

Freddie Mac - 9.16%

4.000% due 07/01/18 “	4,871	4,630
5.295% due 05/01/23 “ §	20,294	20,379
5.308% due 09/01/35 † “ §	15,507,392	15,728,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
5.500% due 03/01/23 - 07/14/38 “ ±	$420,501,137	$414,391,893
5.710% due 03/01/32 “ §	568,356	574,093
5.830% due 03/01/32 “ §	282,641	284,813
5.905% due 05/01/32 “ §	87,795	88,352
5.973% due 07/01/32 “ §	140,616	142,161
6.000% due 03/03/18 - 10/01/22 † “ ±	4,813,155	4,921,637
6.167% due 06/01/17 “ §	9,086	9,164
6.342% due 01/01/28 “ §	57,671	57,983
6.500% due 01/01/15 - 05/01/17 “ ±	3,470,821	3,617,509

		439,840,678

Government National Mortgage Association - 3.20%

4.750% due 03/20/32 “ §	126,897	127,106
5.000% due 03/20/32 - 01/20/33 “ § ±	560,792	560,940
5.125% due 12/20/22 - 12/20/32 “ § ±	2,559,562	2,571,326
5.250% due 03/20/28 - 03/20/29 “ § ±	58,311	58,554
5.375% due 01/20/23 - 02/20/27 “ § ±	2,013,341	2,022,340
5.500% due 03/20/33 “ §	585,751	588,847
5.625% due 07/20/23 - 09/20/32 “ § ±	1,873,270	1,892,836
5.750% due 03/20/29 “ §	96,696	96,863
6.000% due 08/15/31 “	21,056	21,482
6.125% due 08/20/20 - 07/20/24 “ § ±	243,561	248,528
6.375% due 05/20/22 - 06/20/32 “ § ±	4,039,350	4,113,804
6.500% due 07/21/38 “	134,000,000	138,417,846
7.500% due 04/15/30 - 12/15/31 “ ±	197,226	212,187
8.000% due 12/15/29 - 08/15/32 “ ±	1,011,674	1,108,375
8.500% due 09/15/16 - 01/15/31 “ ±	1,238,678	1,362,740
9.000% due 02/15/17 - 04/15/20 “ ±	25,603	28,091
10.000% due 05/15/19 - 02/15/25 “ ±	29,593	33,212

		153,465,077

Total Mortgage-Backed Securities (Cost $4,091,875,849)		4,056,625,105

ASSET-BACKED SECURITIES - 1.81%

Aurum Ltd CLO (Cayman)
3.143% due 04/15/14 ~ “ §	8,799,669	8,467,265
BA Credit Card Trust
3.183% due 12/15/14 “ §	28,100,000	27,951,756
Carrington Mortgage Loan Trust
2.548% due 07/25/36 “ §	3,339	3,333
Citibank Omni Master Trust
3.581% due 12/23/13 ~ “ §	32,400,000	32,690,706
Citigroup Mortgage Loan Trust Inc
2.523% due 08/25/36 “ §	6,197	6,175
2.553% due 08/25/36 “ §	8,434	8,421
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 “ §	2,022	1,993
Countrywide Asset-Backed Certificates
2.513% due 01/25/46 “ §	529,285	518,203
2.533% due 01/25/37 “ §	46,633	45,956
2.533% due 12/25/46 “ §	1,289,448	1,271,427
2.543% due 09/25/46 “ §	18,438	18,318
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	82,810	82,044
Fremont Home Loan Trust
2.583% due 05/25/36 “ §	50,125	49,042
GE-WMC Mortgage Securities LLC
2.523% due 08/25/36 “ §	43,039	41,842
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	76,026	75,871
Long Beach Mortgage Loan Trust
2.533% due 08/25/36 “ §	31,982	31,356
2.763% due 10/25/34 “ §	17,007	14,130
Mid-State Trust
7.340% due 07/01/35 “	2,046,826	2,066,182
7.791% due 03/15/38 “	785,126	696,973
8.330% due 04/01/30 “	4,116,855	4,070,846
Morgan Stanley Asset-Backed
Securities Capital I
2.523% due 07/25/36 “ §	23,811	23,227
New Century Home Equity Loan Trust
2.553% due 08/25/36 “ §	14,902	14,802
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “ ж	496,000	26,164
Renaissance Home Equity Loan Trust
2.923% due 08/25/33 “ §	654,160	609,527
Residential Asset Securities Corp
2.523% due 06/25/36 “ §	5,004	4,989
2.553% due 07/25/36 “ §	1,492	1,489
Saxon Asset Securities Trust
3.003% due 08/25/32 “ §	8,503	8,439
SLM Student Loan Trust
3.370% due 01/25/17 “ §	4,000,000	3,973,752
Small Business Administration
4.754% due 08/10/14 “	2,952,537	2,899,097
7.452% due 09/10/10 “	12,161	12,605
7.640% due 03/10/10 “	71,158	73,676
8.017% due 02/10/10 “	126,172	130,937
Soundview Home Equity Loan Trust
2.523% due 11/25/36 “ §	5,420	5,414
Structured Asset Securities Corp
2.773% due 01/25/33 “ §	43,087	38,974
Wells Fargo Home Equity Trust
2.533% due 01/25/37 “ §	1,234,410	1,206,194

Total Asset-Backed Securities (Cost $88,019,338)		87,141,125

U.S. GOVERNMENT AGENCY ISSUES - 0.41%

Fannie Mae
5.000% due 07/29/19	17,000,000	17,142,732
Small Business Administration
Participation Certificates
6.120% due 09/01/21	2,383,569	2,443,409

Total U.S. Government Agency Issues (Cost $20,025,977)		19,586,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 9.76%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 423,380,000	$230,524,231
10.000% due 01/01/17	56,000,000	25,610,004
Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	EUR 3,700,000	5,704,975
4.750% due 07/04/34	65,300,000	100,039,036
5.000% due 07/04/11	1,200,000	1,906,045
5.500% due 01/04/31	50,600,000	85,247,464
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,421,181
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,103,930
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	461,559
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	11,153,700
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,048,894
7.375% due 04/25/12	320,000	338,400
State of Qatar (Qatar)
9.500% due 05/21/09 ~	230,000	241,615
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11 ~	570,000	565,098
7.650% due 06/11/13 ~	1,100,000	1,072,500

Total Foreign Government Bonds & Notes (Cost $456,662,545)		468,438,632

MUNICIPAL BONDS - 3.16%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,097,196
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,070,000	2,043,649
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	7,100,000	5,933,257
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,287,216
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,257,840
Cook County School District No 123 IL
0.000% due 12/01/21	2,290,000	1,162,473
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,415,088
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,132,360
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,377,612
5.750% due 06/01/47	3,000,000	2,559,420
Golden State Tobacco Securitization Corp CA ‘A2’
0.000% due 06/01/37 §	3,200,000	1,857,728
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	5,764,000
Honolulu City & County HI ‘A’
5.000% due 07/01/23 ♦	3,080,000	3,176,435
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	2,602,200
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,072,020
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,015,760
Los Angeles Community College District CA
5.000% due 08/01/32	3,900,000	3,936,699
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	6,918,169
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,288,760
Modesto High School District Stanislaus County CA ‘A’
0.000% due 08/01/26	4,000,000	1,479,000
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,405,192
Northern Tobacco Securitization Corp AK
5.000% due 06/01/46	3,500,000	2,614,745
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	390,492
Pierce County School District WA
5.000% due 12/01/23 ♦	3,000,000	3,084,810
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	499,441
State of California
4.500% due 08/01/28	6,800,000	6,326,788
5.000% due 06/01/32	1,000,000	991,690
5.000% due 11/01/37	3,550,000	3,485,426
5.000% due 12/01/37	4,400,000	4,320,008
State of Florida
5.250% due 07/01/37	2,000,000	2,046,860
State of Washington ‘D’
5.000% due 01/01/33	3,200,000	3,236,160
Texas State Transportation Commission ‘A’
4.750% due 04/01/24	10,000,000	10,122,100
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,596,432
Texas State Transportation Commission Mobility Fund
4.750% due 04/01/37	19,200,000	18,302,016
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,655,000	8,625,198
Tobacco Settlement Financing Corp LA ‘A’
6.250% due 06/01/42	900,000	836,910
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,489,518
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	9,377,004
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,554,791
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,030,000	6,338,254
University of Arkansas
5.000% due 11/01/36	2,100,000	2,102,688
University of California ‘D’
5.000% due 05/15/41	800,000	803,368

Total Municipal Bonds (Cost $150,871,730)		151,926,773

PURCHASED OPTIONS - 0.40%
(See Note (h) to Notes to Schedule of Investments) (Cost $23,280,922)		19,101,240

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.71%

Commercial Paper - 2.19%

Intesa Funding LLC
2.790% due 09/24/08	$16,600,000	$16,490,647
2.800% due 09/26/08	22,100,000	21,950,457
Rabobank USA Financial Corp
2.240% due 07/01/08	47,400,000	47,400,000
Societe Generale North America Inc
2.650% due 08/06/08	17,800,000	17,752,830
Westpac Banking Corp
2.700% due 09/18/08	1,700,000	1,689,928

		105,283,862

U.S. Treasury Bills - 1.99%

1.750% due 09/25/08 ☐ Ω	36,100,000	35,946,841
1.810% due 08/28/08 ☐ Ω	10,900,000	10,868,065
1.890% due 09/11/08 ☐	48,750,000	48,569,112

		95,384,018

Repurchase Agreements - 1.53%

Deutsche Bank 1.500% due 07/01/08 (Dated 06/30/08, repurchase price of $52,002,167; collateralized by U.S. Treasury Bonds: 7.125% due 02/15/23 and market value $53,089,167)	52,000,000	52,000,000
Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $21,592,990; collateralized by Federal Home Loan Bank: 2.382% due 08/22/08 and market value $10,824,256; and 2.700% due 09/03/08 and market value $11,202,169)	21,592,000	21,592,000

		73,592,000

Total Short-Term Investments (Cost $274,259,880)		274,259,880

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 138.43% (Cost $6,733,264,128)		6,647,659,351

	Shares
SECURITIES LENDING COLLATERAL - 13.79%

The Mellon GSL DBT II Collateral Fund 2.701% Ď (Cost $662,143,040)	662,143,040	662,143,040

TOTAL INVESTMENTS - 152.22% (Cost $7,395,407,168)		7,309,802,391

TOTAL SECURITIES SOLD SHORT - (75.35%) (Proceeds $3,584,082,955)		(3,618,713,699)

OTHER ASSETS & LIABILITIES, NET - 23.13%		1,111,359,175

NET ASSETS - 100.00%		$4,802,447,867

Notes to Schedule of Investments
(a)	As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows.

Mortgage-Backed Securities	84.47%
Corporate Bonds & Notes	30.28%
Short-Term Investments & Securities Lending Collateral	19.50%
Foreign Government Bonds & Notes	9.76%
Municipal Bonds	3.16%
Asset-Backed Securities	1.81%
Senior Loan Notes	1.46%
Convertible Preferred Stocks	0.85%
U.S. Government Agency Issues	0.41%
Purchased Options	0.40%
Preferred Stocks	0.12%

152.22%
Securities sold short	(75.35%)
Other Assets & Liabilities, Net	23.13%

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $906,112 or 0.02% of the net assets were in default as of June 30, 2008.

(d)	0.65% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(e) Securities sold short outstanding as of June 30, 2008 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
5.000% due 07/17/23	$14,000,000	$13,844,684
U.S. Treasury Bonds
4.375% due 12/15/38	35,700,000	34,807,536
4.750% due 02/15/37	228,800,000	236,343,307
5.000% due 05/15/37	33,600,000	36,120,034
U.S. Treasury Notes
2.000% due 02/28/10	314,000,000	311,816,758
2.125% due 01/31/10	532,600,000	530,020,618
3.125% due 10/15/08	22,900,000	22,996,615
3.250% due 12/31/09	22,100,000	22,371,079
3.375% due 11/15/08	4,800,000	4,824,379
3.500% due 02/15/18	11,900,000	11,458,403
3.625% due 10/31/09	370,200,000	376,534,122
4.000% due 09/30/09	77,200,000	78,786,228
4.000% due 02/15/14	158,700,000	163,721,427
4.125% due 08/31/12	35,500,000	36,756,416
4.125% due 05/15/15	24,300,000	25,118,230
4.250% due 01/15/11	99,800,000	103,589,306
4.250% due 11/15/13	700,000	730,735
4.250% due 11/15/14	32,500,000	33,942,220
4.250% due 11/15/17	147,450,000	150,663,968
4.500% due 02/28/11	221,500,000	230,983,079
4.500% due 02/15/16	41,500,000	43,669,039
4.750% due 03/31/11	36,800,000	38,625,648
4.750% due 05/15/14	126,300,000	135,437,047
4.750% due 08/15/17	189,500,000	200,811,276
4.875% due 05/31/11	477,900,000	504,483,665
4.875% due 02/15/12	165,600,000	175,639,666
5.125% due 06/30/11	89,000,000	94,618,214

Total Securities sold short (Proceeds $3,584,082,955)		$3,618,713,699

(f) Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

				Unrealized
Contracts to Buy				Appreciation
or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	AUD	13,831,135	07/08	$136,023
Sell	AUD	5,551,932	07/08	(113,910)
Buy	BRL	201,682,016	07/08	6,829,200
Sell	BRL	201,682,016	07/08	(13,808,475)
Sell	BRL	363,515,688	12/08	(15,963,757)
Sell	CAD	1,915,000	08/08	15,506
Buy	CLP	1,079,700,000	12/08	(194,379)
Buy	CNY	268,856,437	07/08	2,129,580
Sell	CNY	268,856,437	07/08	(1,254,000)
Buy	CNY	106,920	10/08	413
Sell	CNY	106,920	10/08	(270)
Buy	CNY	80,979,497	11/08	160,887
Sell	DKK	233,202,000	09/08	(900,322)
Sell	EUR	72,669,000	07/08	(1,153,588)
Sell	GBP	73,540,000	08/08	(826,902)
Buy	INR	54,060,276	11/08	(106,158)
Sell	JPY	2,616,178,000	07/08	(409,745)
Buy	KRW	30,612,039,330	08/08	(3,439,769)
Sell	KRW	22,001,779,330	08/08	72,843
Sell	KRW	8,610,260,000	08/08	(19,034)
Buy	MXN	423,139,354	07/08	2,676,979
Sell	MXN	423,139,354	07/08	(1,109,572)
Buy	MXN	1,401,000	11/08	(282,605)
Buy	MYR	10,985,579	08/08	125,787
Buy	MYR	62,585,183	11/08	(664,173)
Sell	NZD	5,516,000	07/08	(25,651)
Buy	PHP	274,795,850	08/08	(92,172)
Buy	PLN	45,348,534	07/08	2,772,742
Sell	PLN	45,348,534	07/08	(669,987)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

				Unrealized
Contracts to Buy				Appreciation
or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	PLN	45,348,534	05/09	$631,864
Buy	RUB	786,916,155	07/08	2,356,906
Sell	RUB	819,222,805	07/08	(865,245)
Buy	RUB	565,529,545	11/08	1,069,473
Sell	RUB	1,113,460,760	11/08	(983,783)
Buy	RUB	735,302,051	05/09	589,204
Buy	SGD	39,166,715	11/08	372,727
Buy	TWD	43,257,490	09/08	(6,822)

				($22,950,185)

(g)	The amount of $40,085,100 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

				Net Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (12/08)	268	EUR	268,000,000	$7,384
3-Month Euribor (03/09)	254		254,000,000	(9,422)
3-Month Euribor (06/09)	151		151,000,000	(30,863)
Euro-Bobl 5-Year Notes Call Options Strike @ EUR 118.00 (09/08)	2,424		242,400,000	—
Eurodollar (12/08)	1,677		$1,677,000,000	661,561
Eurodollar (03/09)	1,242		1,242,000,000	(421,598)
Eurodollar (06/09)	4,464		4,464,000,000	(1,984,915)
Eurodollar (09/09)	3,376		3,376,000,000	(1,659,671)
Eurodollar (12/09)	892		892,000,000	(749,368)
Eurodollar (03/10)	824		824,000,000	(861,390)
Euro-Schatz 2-Year Notes Call Options Strike @ 108.00 (09/08)	4,940	EUR	494,000,000	—
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	954	GBP	477,000,000	(1,857,485)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	865		432,500,000	(1,655,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	2,098		1,049,000,000	(1,164,110)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	226		113,000,000	(299,671)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	962		481,000,000	(1,362,460)
U.S. Treasury 10-Year Notes (09/08)	13,261		$1,326,100,000	5,802,448

Short Futures Outstanding
Eurodollar (09/08)	123		123,000,000	159,735

				($5,425,699)

(h)	Purchased options outstanding as of June 30, 2008 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount		Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.150%	02/02/09		$186,600,000	$2,015,280	$579,393
Barclays	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.500%	02/02/09		132,300,000	1,426,530	651,313
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.600%	07/02/09		72,800,000	699,790	383,874
Barclays	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.450%	08/03/09		71,800,000	782,620	327,982
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.450%	08/03/09		177,000,000	1,784,160	808,536
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.500%	08/03/09		551,500,000	5,714,919	2,652,715

		Based on 3-Month
		EUR-LIBOR

Deutsche Bank	Call - OTC 2-Year Interest Rate Swap ж	Pay	4.070%	09/14/09	EUR	355,500,000	1,842,245	521,874

							$14,265,544	$5,925,687

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

JPMorgan Chase	Put - CBOT U.S. Treasury 10-Year Note Futures (09/08)	$91.00	08/22/08	942	$17,074	$14,719
Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures (09/08)	92.00	08/22/08	8,358	151,489	130,594
Citigroup	Call - CBOT U.S. Treasury 2-Year Note Futures (09/08)	111.00	08/22/08	1,075	36,281	16,797
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures (09/08)	134.00	08/22/08	1,084	19,648	16,937
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures (09/08)	135.00	08/22/08	642	11,636	10,031
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures (09/08)	136.00	08/22/08	2,420	43,862	37,812
Citigroup	Call - CBOT U.S. Treasury 30-Year Note Futures (09/08)	143.00	08/22/08	1,981	35,906	30,953
Citigroup	Call - CBOT U.S. Treasury 30-Year Note Futures (09/08)	145.00	08/22/08	1,000	18,125	15,625
Citigroup	Put - CME EURodollar Futures (09/08)	92.50	09/15/08	2,074	19,703	12,963

					$353,724	$286,431

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Credit Suisse	Put - OTC Fannie Mae 6.000% due 07/14/38 ж	$92.25	07/07/08	$440,000,000	$51,562	$440
Deutsche Bank	Call - OTC U.S. Treasury Notes 2.125% due 01/31/10 ж	103.19	07/25/08	340,000,000	39,844	3
Deutsche Bank	Call - OTC U.S. Treasury Notes 4.875% due 05/31/11 ж	113.84	07/25/08	477,900,000	56,004	5
Credit Suisse	Put - OTC Fannie Mae 6.000% due 08/13/38 ж	90.00	08/06/08	57,000,000	6,680	228
Credit Suisse	Put - OTC Fannie Mae 6.000% due 09/11/38 ж	88.50	09/04/08	130,000,000	15,031	4,940
Morgan Stanley	Call - OTC U.S. Treasury Notes 3.625% due 10/31/09 ж	104.17	09/04/08	215,000,000	25,195	2,150
Deutsche Bank	Call - OTC U.S. Treasury Notes 2.000% due 02/28/10 ж	102.26	09/19/08	17,500,000	2,051	3,500
Merrill Lynch	Call - OTC U.S. Treasury Notes 2.125% due 01/31/10 ж	102.81	09/19/08	160,000,000	18,750	11,200
Merrill Lynch	Call - OTC U.S. Treasury Notes 2.000% due 02/28/10 ж	102.75	10/10/08	260,000,000	30,469	49,400
Morgan Stanley	Call - OTC U.S. Treasury Notes 3.625% due 10/31/09 ж	103.78	10/10/08	22,000,000	2,578	2,860

					$248,164	$74,726

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount		Cost	Value

JPMorgan Chase	Call - OTC Japanese yen versus U.S. dollar ж	JPY 104.00	03/17/10		$39,000,000	$1,795,060	$1,639,770
JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar ж	104.00	03/17/10		39,000,000	1,524,840	2,394,653
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar ж	105.20	03/31/10		6,800,000	286,280	244,733
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar ж	105.20	03/31/10		6,800,000	286,280	458,652
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar ж	105.40	03/31/10		19,900,000	834,811	697,086
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar ж	105.40	03/31/10		19,900,000	834,811	1,359,893
Credit Suisse	Call - OTC U.S. dollar versus EUR ж	$1.38	05/21/10	EUR	4,000,000	198,255	729,885
Credit Suisse	Put - OTC U.S. dollar versus EUR ж	1.38	05/21/10		4,000,000	198,255	117,655
Morgan Stanley	Call - OTC U.S. dollar versus EUR ж	1.38	05/21/10		9,700,000	463,411	1,769,971
Morgan Stanley	Put - OTC U.S. dollar versus EUR ж	1.38	05/21/10		9,700,000	463,411	285,314
Morgan Stanley	Call - OTC U.S. dollar versus EUR ж	1.38	06/03/10		10,300,000	493,577	1,879,244
Morgan Stanley	Put - OTC U.S. dollar versus EUR ж	1.38	06/03/10		10,300,000	493,577	307,195
Credit Suisse	Call - OTC Japanese yen versus EUR ж	JPY 148.40	06/03/10		4,800,000	270,185	613,767
Credit Suisse	Put - OTC Japanese yen versus EUR ж	148.40	06/03/10		4,800,000	270,737	316,578

						$8,413,490	$12,814,396

Total Purchased Options						$23,280,922	$19,101,240

(i) Transactions in written options for the period ended June 30, 2008 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2007	1,438,007,858	$23,606,167
Call Options Written	792,201,195	21,263,502
Put Options Written	18,002,826	2,751,204
Call Options Expired	(795)	(639,414)
Put Options Expired	(3,383)	(2,147,920)
Call Options Repurchased	(1,596,605,311)	(26,889,424)

Outstanding, June 30, 2008	651,602,390	$17,944,114

(j)	Premiums received and value of written options outstanding as of June 30, 2008:
Credit Default Swaptions

		Buy/Sell		Expiration	Notional
Counterparty	Description	Protection (1)	Exercise Rate	Date	Amount	Premium	Value

Credit Suisse	Call - OTC Dow Jones CDX NA IG10 Index ж	Sell	1.500%	09/20/08	$13,000,000	$253,500	$141,050
Credit Suisse	Put - OTC Dow Jones CDX NA IG10 Index ж	Sell	1.500%	09/20/08	13,000,000	237,900	129,350
Barclays	Call - OTC Dow Jones CDX NA IG10 Index ж	Sell	1.500%	09/22/08	5,000,000	95,000	54,250
Barclays	Put - OTC Dow Jones CDX NA IG10 Index ж	Sell	1.500%	09/22/08	5,000,000	95,000	49,750

						$681,400	$374,400

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap ж	Receive	4.250%	02/02/09	$62,200,000	$1,875,330	$823,154
Barclays	Call - OTC 5-Year Interest Rate Swap ж	Receive	4.300%	02/02/09	19,800,000	432,630	291,397
Barclays	Call - OTC 7-Year Interest Rate Swap ж	Receive	4.600%	02/02/09	29,000,000	930,900	623,094
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap ж	Receive	4.200%	07/02/09	31,600,000	698,360	436,175
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap ж	Receive	4.300%	08/03/09	239,800,000	5,752,203	3,767,018
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap ж	Receive	4.400%	08/03/09	59,000,000	1,850,633	1,104,598
Barclays	Call - OTC 5-Year Interest Rate Swap ж	Receive	4.150%	08/03/09	31,200,000	783,120	416,208

		Based on 6-Month
		EUR-LIBOR

Deutsche Bank	Call - OTC 7-Year Interest Rate Swap ж	Receive	4.250%	09/14/09	EUR 115,000,000	1,695,770	579,255

						$14,018,946	$8,040,899

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures (09/08)	$111.00	8/22/08	980	$889,417	$336,875
JPMorgan Chase	Put - CBOT U.S. Treasury 10-Year Note Futures (09/08)	111.00	8/22/08	215	196,523	73,906
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures (09/08)	117.00	8/22/08	980	587,444	336,875
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures (09/08)	117.00	8/22/08	215	96,884	73,906

					$1,770,268	$821,562

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Premium	Value

Credit Suisse	Call - OTC Japanese yen versus U.S. dollar ж	JPY 104.00	03/17/10	$14,000,000	$736,750	$588,636
Credit Suisse	Put - OTC Japanese yen versus U.S. dollar ж	104.00	03/17/10	14,000,000	736,750	859,619

					$1,473,500	$1,448,255

Total Written Options					$17,944,114	$10,685,116

(k)	Securities with an aggregate market value of $76,707,464 were pledged as collateral for swap contracts as of June 30, 2008.

(l)	Swap agreements outstanding as of June 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

UBS	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.170%	09/20/08	$16,400,000	($38,216)
UBS	Morgan Stanley 6.600% due 04/01/12 ж	Sell	0.190%	09/20/08	16,300,000	(90,417)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13 ж	Buy	(0.110%)	12/20/08	7,900,000	1,938
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06 ж	Buy	(0.120%)	12/20/08	7,900,000	26,599
Bank of America	E.I. du Pont de Nemours & Co 6.875% due 10/15/09 ж	Buy	(0.130%)	12/20/08	7,200,000	4,479
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09 ж	Buy	(0.140%)	12/20/08	800,000	235
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08 ж	Buy	(0.140%)	12/20/08	12,600,000	3,704
Lehman Brothers	Wal-Mart Stores Inc 6.875% due 08/10/09 ж	Buy	(0.140%)	12/20/08	400,000	118
Credit Suisse	Wal-Mart Stores Inc 4.550% due 05/01/13 ж	Buy	(0.150%)	12/20/08	1,300,000	319
Barclays	Eli Lilly & Co 6.000% due 03/15/12 ж	Buy	(0.160%)	12/20/08	8,700,000	(4,489)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12 ж	Buy	(0.210%)	12/20/08	6,000,000	14
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12 ж	Buy	(0.220%)	12/20/08	2,200,000	13,314
Lehman Brothers	Costco Wholesale Corp 5.500% due 03/15/07 ж	Buy	(0.240%)	12/20/08	1,700,000	(700)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12 ж	Buy	(0.260%)	12/20/08	10,000,000	13,071
Bear Stearns	Eaton Corp 5.750% due 07/15/12 ж	Buy	(0.280%)	12/20/08	8,000,000	3,643
Barclays	FedEx Corp 7.250% due 02/15/11 ж	Buy	(0.290%)	12/20/08	2,400,000	4,917
Bear Stearns	TRW Inc 7.125% due 06/01/09 ж	Buy	(0.290%)	12/20/08	1,000,000	(634)
Citigroup	FedEx Corp 7.250% due 02/15/11 ж	Buy	(0.290%)	12/20/08	3,500,000	7,171
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10 ж	Buy	(0.290%)	12/20/08	3,800,000	5,016
UBS	TRW Inc 7.125% due 06/01/09 ж	Buy	(0.290%)	12/20/08	1,100,000	(697)
Lehman Brothers	Masco Tech Inc 5.875% due 07/15/12 ж	Buy	(0.300%)	12/20/08	3,300,000	30,966
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12 ж	Buy	(0.320%)	12/20/08	9,600,000	(6,715)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25 ж	Buy	(0.320%)	12/20/08	4,900,000	3,478
Lehman Brothers	RadioShack Corp 7.375% due 05/15/11 ж	Buy	(0.350%)	12/20/08	3,300,000	22,124
Royal Bank of Scotland	Indonesia Government Int'l Bond 6.750% due 03/10/14 ж	Sell	0.400%	12/20/08	2,200,000	(3,698)
Credit Suisse	Federated Department Stores Inc 6.625% due 04/01/11 ж	Buy	(0.410%)	12/20/08	1,300,000	7,863
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09 ж	Buy	(0.440%)	12/20/08	1,300,000	(2,029)
ABN AMRO	Carnival Corp 6.150% due 04/15/08 ж	Buy	(0.480%)	12/20/08	1,100,000	1,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Lehman Brothers	Northrop Grumman Corp 7.125% due 02/15/11 ж	Buy	(0.480%)	12/20/08	$3,200,000	($4,967)
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12 ж	Buy	(0.530%)	12/20/08	1,300,000	(2,096)
Lehman Brothers	Lockheed Martin Corp 8.200% due 12/01/09 ж	Buy	(0.530%)	12/20/08	3,200,000	(6,386)
Royal Bank of Scotland	Deutsche Bank AG 5.500% due 5/18/11 ж	Sell	0.550%	12/20/08	11,800,000	8,813
Barclays	The Walt Disney Co 6.375% due 03/01/12 ж	Buy	(0.670%)	12/20/08	3,900,000	(8,926)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 ж	Sell	0.710%	12/20/08	2,800,000	(14,092)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13 ж	Sell	0.720%	12/20/08	1,400,000	(6,979)
Credit Suisse	Goodrich Corp 7.625% due 12/15/12 ж	Buy	(0.900%)	12/20/08	1,300,000	(5,231)
Lehman Brothers	Goodrich Corp 7.625% due 12/15/12 ж	Buy	(0.970%)	12/20/08	3,200,000	(13,958)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08 ж	Buy	(1.090%)	12/20/08	2,200,000	30,907
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07 ж	Buy	(1.350%)	12/20/08	900,000	11,534
Morgan Stanley	SLM Corp 5.130% due 8/27/12 ж	Sell	5.000%	06/20/09	1,700,000	(6,723)
Morgan Stanley	Dow Jones CDX NA EM3 Index ж	Sell	2.100%	06/20/10	18,900,000	834,553
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13 ж	Sell	4.300%	06/20/10	1,400,000	(180,396)
Barclays	DaimlerChrysler NA Holdings 5.750% due 09/08/11 ж	Buy	(0.580%)	09/20/11	8,000,000	53,109
Bank of America	Time Warner Inc 5.500% due 11/15/11 ж	Buy	(0.310%)	12/20/11	4,000,000	134,115
Bank of America	BHP Billiton Finance Ltd 5.125% due 03/29/12 ж	Buy	(0.135%)	03/20/12	3,000,000	67,587
Barclays	XL Capital PLC 6.500% due 01/15/12 ж	Buy	(0.205%)	03/20/12	5,300,000	504,416
Credit Suisse	Nabors Industries Inc 5.375% due 02/15/18 ж	Buy	(0.470%)	06/20/12	1,500,000	12,354
Deutsche Bank	Nabors Industries Inc 0.000% due 02/05/21 ж	Buy	(0.470%)	06/20/12	10,000,000	82,358
Barclays	Dow Jones CDX NA HY-8 Index ж	Sell	0.483%	06/20/12	794,923	(27,263)
Barclays	Weyerhaeuser Co 6.750% due 03/15/12 ж	Buy	(0.490%)	06/20/12	2,000,000	108,345
Credit Suisse	Noble Corp 5.875% due 06/01/13 ж	Buy	(0.520%)	06/20/12	5,700,000	21,098
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12 ж	Buy	(0.520%)	06/20/12	6,000,000	343,849
Credit Suisse	GlobalSantaFe Corp 5.000% due 02/15/13 ж	Buy	(0.530%)	06/20/12	10,000,000	(72,280)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13 ж	Sell	2.300%	06/20/12	10,000,000	(1,219,234)
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.820%	09/20/12	800,000	(15,956)
Bank of America	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.900%	09/20/12	5,000,000	(84,788)
Royal Bank of Scotland	Merrill Lynch & Co Inc 5.000% due 01/15/15 ж	Sell	0.920%	09/20/12	5,200,000	(315,565)
Citigroup	Nortel Networks Ltd 4.250% due 09/01/08 ж	Sell	2.850%	09/20/12	5,000,000	(562,840)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13 ж	Sell	3.200%	09/20/12	5,000,000	(504,817)
Bear Stearns	Wal-Mart Stores Inc 5.000% due 04/05/2012 ж	Buy	(0.250%)	12/20/12	10,000,000	48,732
Bank of America	Sherwin Williams 7.375% due 02/01/2027 ж	Buy	(0.300%)	12/20/12	10,000,000	243,326
Bank of America	Clorox Co 6.125% due 02/01/11 ж	Buy	(0.330%)	12/20/12	500,000	8,162
Credit Suisse	Freddie Mac 5.875% due 03/21/11 ж	Sell	0.850%	12/20/12	5,000,000	(136,063)
Merrill Lynch	Dow Jones CDX NA HY-8 Index ж	Sell	2.080%	12/20/12	7,949,232	139,099
Merrill Lynch	Dow Jones CDX NA HY-9 Index ж	Sell	6.370%	12/20/12	6,000,000	275,583
BNP Paribas	JPMorgan Chase & Co 4.750% due 03/01/15 ж	Buy	(1.080%)	03/20/13	5,000,000	(11,362)
BNP Paribas	Citigroup Inc 6.500% due 01/18/11 ж	Buy	(1.810%)	03/20/13	5,000,000	(94,445)
Goldman Sachs	Citigroup Inc 6.500% due 01/18/11 ж	Buy	(1.820%)	03/20/13	10,000,000	(193,014)
Royal Bank of Scotland	Citigroup Inc 6.500% due 01/18/11 ж	Buy	(1.820%)	03/20/13	10,000,000	(193,014)
Goldman Sachs	CDX IG10 5Y 30-100% ж	Sell	0.463%	06/20/13	6,300,000	13,892
Deutsche Bank	CDX IG10 5Y 30-100% ж	Sell	0.530%	06/20/13	5,100,000	—
Barclays	CDX IG10 5Y ж	Buy	(1.550%)	06/20/13	45,400,000	161,771
Deutsche Bank	CDX IG10 5Y ж	Buy	(1.550%)	06/20/13	63,300,000	63,465
Goldman Sachs	CDX IG10 5Y ж	Buy	(1.550%)	06/20/13	39,200,000	384,136
Morgan Stanley	CDX IG10 5Y ж	Buy	(1.550%)	06/20/13	72,400,000	304,321
Morgan Stanley	Sealed Air Corp 5.625% due 07/15/13 ж	Buy	(0.580%)	09/20/13	2,100,000	94,368
Lehman Brothers	BellSouth Corp 5.200% due 09/15/14 ж	Buy	(0.325%)	09/20/14	9,100,000	31,563
Barclays	Marsh & McLennan Cos Inc 5.375% due 07/15/14 ж	Buy	(1.160%)	09/20/14	4,000,000	(81,090)
Citigroup	CNA Financial Corp 5.850% due 12/15/14 ж	Buy	(0.470%)	12/20/14	4,100,000	164,382
Lehman Brothers	Petro Canada 5.000% due 11/15/14 ж	Buy	(0.480%)	12/20/14	3,000,000	120,130
Barclays	Everest Reinsurance Holdings Inc 5.400% due 10/15/14 ж	Buy	(0.535%)	12/20/14	2,000,000	64,318
Bank of America	CNA Financial Corp 5.850% due 12/15/14 ж	Buy	(0.630%)	12/20/14	5,000,000	156,823
Barclays	The Black & Decker Corp 4.750% due 11/01/14 ж	Buy	(1.180%)	12/20/14	6,000,000	27,142
Barclays	CitiFinancial Inc 6.625% due 06/01/15 ж	Buy	(0.145%)	06/20/15	4,500,000	316,881
Bear Stearns	Alcan Inc 5.000% due 06/01/15 ж	Buy	(0.420%)	06/20/15	2,500,000	(5,986)
Bank of America	Marsh & McLennan Cos Inc 5.750% due 09/15/15 ж	Buy	(1.180%)	09/20/15	5,000,000	(107,581)
Morgan Stanley	Dow Jones CDX NA IG5 Index ж	Sell	0.458%	12/20/15	5,600,000	(624,179)
Morgan Stanley	Dow Jones CDX NA IG5 Index ж	Sell	0.460%	12/20/15	13,800,000	(1,535,642)
Credit Suisse	Verizon Communications Inc 5.550% due 02/15/16 ж	Buy	(0.556%)	03/20/16	8,000,000	166,613
Royal Bank of Scotland	Johnson Controls Inc 5.500% due 01/15/16 ж	Buy	(0.760%)	03/20/16	5,000,000	117,715
Deutsche Bank	The Home Depot Inc 5.400% due 03/01/16 ж	Buy	(1.565%)	03/20/16	5,000,000	(62,302)
Deutsche Bank	Viacom Inc 6.250% due 04/30/16 ж	Buy	(0.750%)	06/20/16	7,500,000	362,238
Citigroup	Westfield Group 5.700% due 10/01/16 ж	Buy	(0.590%)	12/20/16	7,500,000	590,409
Credit Suisse	Masco Corp 6.125% due 10/03/16 ж	Buy	(0.915%)	12/20/16	10,000,000	929,968
Deutsche Bank	Sprint Nextel Corp 6.000% due 12/01/16 ж	Buy	(0.940%)	12/20/16	5,000,000	574,860
Bear Stearns	Sprint Nextel Corp 6.000% due 12/01/16 ж	Buy	(0.980%)	12/20/16	5,000,000	562,934

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	Macys Retail Holdings Inc 5.900% due 12/01/16 ж	Buy	(2.111%)	12/20/16	$5,000,000	$115,896
UBS	Nordstrom Inc 6.950% due 03/15/28 ж	Buy	(0.370%)	06/20/17	8,400,000	460,371
UBS	AutoZone Inc 5.875% due 10/15/12 ж	Buy	(0.660%)	06/20/17	3,900,000	114,088
Barclays	Kimco Realty Corp 5.700% due 5/01/17 ж	Buy	(0.730%)	06/20/17	5,600,000	354,321
Lehman Brothers	Safeway Inc 5.800% due 08/15/12 ж	Buy	(0.730%)	06/20/17	4,000,000	(9,214)
Barclays	Prudential Financial Inc 6.100% due 06/15/17 ж	Buy	(0.870%)	06/20/17	5,000,000	122,146
Goldman Sachs	Liz Claiborne Inc 5.000% due 07/08/13 ж	Buy	(0.950%)	06/20/17	5,000,000	740,303
Barclays	CSX Corp 5.600% due 05/01/17 ж	Buy	(0.960%)	06/20/17	5,000,000	274,635
Bear Stearns	Weyerhaeuser Co 6.750% due 03/15/12 ж	Buy	(0.990%)	06/20/17	6,600,000	540,024
Citigroup	Weyerhaeuser Co 6.750% due 03/15/12 ж	Buy	(1.000%)	06/20/17	8,400,000	681,844
Barclays	Meadwestvaco Corp 6.850% due 04/01/12 ж	Buy	(1.090%)	06/20/17	5,000,000	391,517
Goldman Sachs	Meadwestvaco Corp 6.850% due 04/01/12 ж	Buy	(1.090%)	06/20/17	20,000,000	1,566,068
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12 ж	Buy	(1.090%)	06/20/17	10,000,000	783,034
Bank of America	Reynolds American Inc 7.625% due 06/01/16 ж	Sell	1.280%	06/20/17	3,600,000	1,402
Citigroup	Reynolds American Inc 7.625% due 06/01/16 ж	Sell	1.280%	06/20/17	3,500,000	1,363
UBS	Rohm & Haas Co 6.000% due 09/15/17 ж	Buy	(0.580%)	09/20/17	10,000,000	167,930
Deutsche Bank	Kraft Foods Inc 6.500% due 08/11/17 ж	Buy	(0.590%)	09/20/17	5,000,000	196,210
Morgan Stanley	The Kroger Co 6.400% due 08/15/17 ж	Buy	(0.830%)	09/20/17	5,000,000	(17,513)
Barclays	Nucor Corp 5.750% due 12/01/17 ж	Buy	(0.450%)	12/20/17	5,000,000	33,910
Royal Bank of Scotland	Marks & Spencer PLC 6.250% due 12/01/17 ж	Buy	(0.950%)	12/20/17	10,000,000	930,364
Bank of America	The Clorox Co 5.950% due 10/15/17 ж	Buy	(1.020%)	12/20/17	5,000,000	(46,208)
Royal Bank of Scotland	Lehman Brothers Holdings Inc 3.827% due 01/26/17 ж	Buy	(1.200%)	12/20/17	4,250,000	304,156
Goldman Sachs	Erac USA Finance Co 6.375% due 10/15/17 ж	Buy	(2.700%)	12/20/17	5,000,000	26,426
Royal Bank of Scotland	Yum! Brands Inc 6.250% due 03/15/18 ж	Buy	(0.834%)	03/20/18	7,500,000	217,699
Goldman Sachs	Nabors Industries Inc 6.150% due 02/15/18 ж	Buy	(1.020%)	03/20/18	6,000,000	(61,253)
Goldman Sachs	Target Corp 6.000% due 01/15/18 ж	Buy	(1.180%)	03/20/18	5,000,000	(163,634)
UBS	Bear Stearns Asset-Backed Securities Inc 4.483% due 12/25/35 ж	Buy	(2.250%)	12/25/35	2,000,000	1,840,767
Bear Stearns	Bear Stearns Asset-Backed Securities Inc 4.483% due 12/25/35 ж	Sell	2.550%	12/25/35	2,000,000	(1,835,925)
Deutsche Bank	Home Equity Asset-Backed Securities Market Index ж	Sell	0.150%	08/25/37	7,000,000	(2,758,000)
UBS	Home Equity Asset-Backed Securities Market Index ж	Sell	0.150%	08/25/37	10,000,000	(3,961,000)
Bear Stearns	BFC Genesee Ltd 4.440% due 01/10/41 ж	Buy	(1.280%)	01/10/41	4,920,720	4,813,941
Bank of America	Buck 2005-2A D 4.063% due 04/05/41 ж	Buy	(1.250%)	04/05/41	231,736	198,978
Bear Stearns	Home Equity Asset-Backed Securities Market Index ж	Buy	(0.540%)	07/25/45	32,200,000	25,446,713
Deutsche Bank	Home Equity Asset-Backed Securities Market Index ж	Sell	0.540%	07/25/45	10,700,000	(7,725,400)
Merrill Lynch	Home Equity Asset-Backed Securities Market Index ж	Sell	0.540%	07/25/45	9,350,000	(6,727,325)
UBS	Home Equity Asset-Backed Securities Market Index ж	Sell	0.540%	07/25/45	12,150,000	(8,772,300)
Goldman Sachs	Home Equity Asset-Backed Securities Market Index ж	Sell	0.110%	05/25/46	15,000,000	235,500
Goldman Sachs	Commercial Mortgage-Backed Securities Index ж	Sell	0.080%	12/13/49	9,900,000	661,041
Morgan Stanley	Commercial Mortgage-Backed Securities Index ж	Sell	0.080%	12/13/49	4,600,000	292,691

						$11,477,259

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.

Interest Rate Swaps							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Merrill Lynch	30-Day USD-CMM Rate ж	Receive	5.000%	01/16/09		$39,600,000	$2,853,510
Merrill Lynch	30-Day USD-CMM Rate ж	Receive	4.500%	01/23/09		26,000,000	3,170,841
Merrill Lynch	30-Day USD-CMM Rate ж	Receive	5.000%	02/20/09		6,900,000	46,325
Deutsche Bank	6-Month GBP-LIBOR ж	Pay	6.000%	03/20/09	GBP	5,600,000	10,411
Merrill Lynch	30-Day USD-CMM Rate ж	Receive	5.500%	05/21/09		$5,000,000	109,428
Citigroup	3-Month Australian Bank Bill ж	Pay	7.000%	09/15/09	AUD	83,700,000	(563,239)
Lehman Brothers	3-Month Australian Bank Bill ж	Pay	7.000%	09/15/09		110,700,000	(725,464)
Merrill Lynch	BRL-CDI-Compounded ж	Pay	12.670%	01/04/10	BRL	52,200,000	(740,614)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	12.670%	01/04/10		438,900,000	(6,561,442)
Deutsche Bank	6-Month Australian Bank Bill ж	Pay	7.000%	06/15/10	AUD	222,600,000	(4,296,211)
Morgan Stanley	6-Month Australian Bank Bill ж	Pay	7.000%	06/15/10		113,000,000	(2,022,914)
Morgan Stanley	3-Month USD-LIBOR ж	Pay	4.000%	06/17/10		$51,200,000	154,118
Royal Bank of Scotland	3-Month USD-LIBOR ж	Pay	4.000%	06/17/10		69,500,000	185,573
Royal Bank of Scotland	6-Month GBP-LIBOR ж	Pay	5.000%	09/15/10	GBP	10,200,000	(199,870)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.090%	10/15/10	EUR	13,000,000	(280,746)
UBS	France CPI Excluding Tobacco ж	Pay	2.146%	10/15/10		17,600,000	(352,277)
Bank of America	3-Month USD-LIBOR ж	Pay	4.000%	12/17/10		$236,200,000	(1,200,983)
Barclays	3-Month USD-LIBOR ж	Pay	4.000%	12/17/10		777,900,000	(5,500,738)

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-120

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Deutsche Bank	3-Month USD-LIBOR ж	Pay	4.000%	12/17/10	$194,800,000	($1,547,615)
Lehman Brothers	3-Month USD-LIBOR ж	Pay	4.000%	12/17/10	77,900,000	(618,105)
Merrill Lynch	3-Month USD-LIBOR ж	Pay	4.000%	12/17/10	25,100,000	(113,567)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Pay	4.000%	12/17/10	525,400,000	(2,884,925)
UBS	6-Month Australian Bank Bill ж	Pay	7.500%	03/15/11	AUD 157,600,000	(1,578,139)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	10.115%	01/02/12	BRL 140,100,000	(6,890,435)
UBS	BRL-CDI-Compounded ж	Pay	10.575%	01/02/12	69,900,000	(3,118,240)
Barclays	BRL-CDI-Compounded ж	Pay	10.680%	01/02/12	55,800,000	(2,634,873)
UBS	BRL-CDI-Compounded ж	Receive	11.100%	01/02/12	104,400,000	5,467,714
Barclays	BRL-CDI-Compounded ж	Receive	11.120%	01/02/12	30,000,000	1,560,874
Goldman Sachs	BRL-CDI-Compounded ж	Receive	11.150%	01/02/12	95,000,000	4,893,861
Merrill Lynch	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	70,600,000	(1,760,450)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	9,400,000	(219,059)
UBS	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	11,400,000	(286,101)
Barclays	France CPI Excluding Tobacco ж	Pay	1.948%	03/15/12	EUR 15,600,000	(912,663)
Lehman Brothers	France CPI Excluding Tobacco ж	Pay	1.965%	03/15/12	3,400,000	(175,340)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.995%	03/15/12	13,600,000	(768,004)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.955%	03/28/12	3,200,000	(153,526)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.950%	03/30/12	3,800,000	(185,379)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.960%	03/30/12	3,400,000	(200,379)
Barclays	France CPI Excluding Tobacco ж	Pay	1.960%	04/05/12	2,500,000	(145,933)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	1.940%	04/10/12	4,900,000	(295,902)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.940%	04/10/12	5,000,000	(259,865)
Barclays	France CPI Excluding Tobacco ж	Pay	1.980%	04/30/12	3,700,000	(218,407)
Lehman Brothers	6-Month GBP-LIBOR ж	Pay	5.500%	03/20/13	GBP 21,100,000	(1,024,195)
Goldman Sachs	6-Month GBP-LIBOR ж	Pay	5.000%	09/17/13	96,300,000	(9,185,256)
Citigroup	3-Month USD-LIBOR ж	Pay	4.000%	12/17/13	$158,600,000	(2,014,562)
Morgan Stanley	3-Month USD-LIBOR ж	Pay	4.000%	12/17/13	428,500,000	(772,408)
Merrill Lynch	6-Month GBP-LIBOR ж	Pay	5.000%	06/15/16	GBP 7,800,000	(1,015,441)
Deutsche Bank	6-Month GBP-LIBOR ж	Receive	5.000%	09/20/17	33,800,000	1,170,443
Morgan Stanley	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	$41,200,000	417,022
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	98,600,000	423,066
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	12,900,000	(252,441)
Lehman Brothers	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	155,900,000	(431,083)
Merrill Lynch	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	276,000,000	(146,514)
Bank of America	3-Month USD-LIBOR ж	Receive	5.000%	12/17/28	29,400,000	(147,225)
Lehman Brothers	3-Month USD-LIBOR ж	Receive	5.000%	12/17/28	7,500,000	(20,370)
Merrill Lynch	3-Month USD-LIBOR ж	Receive	5.000%	12/17/28	16,600,000	(51,560)
Morgan Stanley	3-Month USD-LIBOR ж	Receive	5.000%	12/17/28	80,500,000	(1,331,466)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/28	71,300,000	(716,127)
Deutsche Bank	6-Month GBP-LIBOR ж	Receive	4.500%	12/15/35	GBP 35,900,000	(2,447,732)
Credit Suisse	6-Month EUR-LIBOR ж	Receive	4.000%	06/21/36	EUR 3,920,000	844,512
Morgan Stanley	6-Month EUR-LIBOR ж	Receive	5.000%	09/17/38	47,600,000	3,160,931
Goldman Sachs	6-Month EUR-LIBOR ж	Receive	4.750%	09/19/38	65,300,000	5,987,187
Bank of America	3-Month USD-LIBOR ж	Receive	5.000%	12/17/38	$33,000,000	(312,501)
Citigroup	3-Month USD-LIBOR ж	Receive	5.000%	12/17/38	20,600,000	(197,484)
Morgan Stanley	3-Month USD-LIBOR ж	Receive	5.000%	12/17/38	153,300,000	1,355,630
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/38	91,000,000	(1,939,462)

						($37,605,786)

Interest Rate Cap/Floor Swaps

		Pay/Receive		Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Cap/Floor	Rate	Date	Amount	Depreciation

JPMorgan Chase	Difference in Constant Maturity Swap
	10-Year vs. 2-Year ж	Pay	Floor	(0.750%)	12/24/08	EUR 9,200,000	($596)

Total Swap Agreements							($26,129,123)

(m) Securities with an aggregate market value of $14,340,087 were pledged as collateral for securities purchased on a delayed-delivery basis as of June 30, 2008.

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.12%

Financials - 0.12%

Bank of America Corp	60,000	$5,666,820

Total Preferred Stocks (Cost $6,000,000)		5,666,820

CONVERTIBLE PREFERRED STOCKS - 0.15%

Financials - 0.15%

Bank of America Corp 7.250%	5,000	4,425,000
Wachovia Corp 7.500%	3,200	2,820,416

		7,245,416

Total Convertible Preferred Stocks (Cost $8,200,000)		7,245,416

	Principal
	Amount
CORPORATE BONDS & NOTES - 20.02%

Consumer Discretionary - 0.68%

AutoZone Inc
5.875% due 10/15/12	$2,000,000	1,996,802
6.950% due 06/15/16	5,000,000	5,220,200
Limited Brands Inc
6.900% due 07/15/17	1,000,000	910,125
Macy’s Retail Holdings Inc
5.900% due 12/01/16	2,000,000	1,740,144
7.450% due 07/15/17	1,000,000	946,365
Mandalay Resort Group
6.500% due 07/31/09	4,000,000	3,970,000
Nordstrom Inc
6.250% due 01/15/18	7,400,000	7,215,984
Omnicom Group Inc
5.900% due 04/15/16	1,250,000	1,223,241
Starwood Hotels & Resorts Worldwide Inc
6.750% due 05/15/18	3,900,000	3,684,408
The Black & Decker Corp
4.750% due 11/01/14	3,000,000	2,749,002
The Home Depot Inc
5.400% due 03/01/16	1,250,000	1,149,569
Viacom Inc
6.125% due 10/05/17	2,000,000	1,941,323

		32,747,163

Consumer Staples - 1.06%

Cadbury Schweppes US Finance LLC
5.125% due 10/01/13 ~	6,200,000	5,940,189
CVS Caremark Corp
2.982% due 06/01/10 §	10,100,000	9,862,317
Kraft Foods Inc
6.125% due 02/01/18	3,000,000	2,921,439
6.125% due 08/23/18	2,000,000	1,940,438
Phillip Morris International Inc
5.650% due 05/16/18	13,600,000	13,243,299
Reynolds American Inc
3.476% due 06/15/11 §	8,200,000	7,795,330
UST Inc
6.625% due 07/15/12	8,900,000	9,318,060

		51,021,072

Energy - 1.06%

El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	1,012,432
Gaz Capital SA (Russia)
7.343% due 04/11/13 ~	1,700,000	1,746,750
8.146% due 04/11/18 ~	2,700,000	2,804,625
NGPL PipeCo LLC
6.514% due 12/15/12 ~	14,900,000	15,141,827
Rockies Express Pipeline LLC
5.100% due 08/20/09 ~ §	22,200,000	22,222,289
Spectra Energy Capital LLC
5.668% due 08/15/14	5,200,000	5,086,692
Suncor Energy Inc (Canada)
6.100% due 06/01/18	2,800,000	2,813,658

		50,828,273

Financials - 15.02%

Ace INA Holdings Inc
5.800% due 03/15/18	5,300,000	5,102,485
Allstate Life Global Funding II
3.328% due 05/21/10 §	32,800,000	32,600,624
Allstate Life Global Funding Trusts
5.375% due 04/30/13	14,700,000	14,657,752
American Express Bank FSB
2.495% due 06/12/09 §	15,500,000	15,393,778
5.500% due 04/16/13	5,100,000	4,991,839
6.000% due 09/13/17	10,000,000	9,665,350
American Express Centurion Bank
6.000% due 09/13/17	10,000,000	9,665,350
American Express Co
7.000% due 03/19/18	8,550,000	8,679,521
8.150% due 03/19/38	2,460,000	2,686,604
American Honda Finance Corp
2.774% due 08/05/08 ~ §	2,700,000	2,699,765
American International Group Inc
8.175% due 05/15/58 ~ §	7,900,000	7,454,622
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,252,960
Bank of America Corp
2.904% due 11/06/09 §	2,500,000	2,477,600
Bank of America NA
2.786% due 06/12/09 §	16,500,000	16,463,205
2.813% due 12/18/08 §	200,000	199,567
3.316% due 05/12/10 §	6,500,000	6,474,280
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	27,300,000	27,642,806
Caelus Re Ltd
8.923% due 06/07/11 ~ § ж	1,200,000	1,199,820
Charter One Bank NA
2.957% due 04/24/09 §	22,000,000	21,940,820
CIT Group Inc
2.826% due 08/15/08 §	2,000,000	1,997,886
3.049% due 01/30/09 §	3,800,000	3,677,142
Citigroup Funding Inc
2.481% due 04/23/09 §	18,100,000	17,865,279
Citigroup Inc
2.831% due 12/28/09 §	13,300,000	12,977,701
2.848% due 12/26/08 §	2,000,000	1,992,248
8.400% due 04/30/99 §	16,300,000	15,515,318
Commonwealth Bank of Australia (Australia)
2.488% due 06/08/09 ~ §	1,200,000	1,200,162
Credit Suisse USA Inc
2.775% due 11/20/09 §	3,000,000	2,966,370
DnB NOR Bank ASA (Norway)
2.780% due 10/13/09 ~ §	3,300,000	3,302,191

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount		Value
Ford Motor Credit Co LLC
7.250% due 10/25/11		$7,300,000	$5,661,084
7.800% due 06/01/12		500,000	387,005
7.875% due 06/15/10		3,500,000	3,022,334
Foundation Re I Ltd (Cayman)
4.645% due 01/06/09 ~ § ж		2,500,000	2,468,625
Foundation Re II Ltd (Cayman)
9.445% due 11/26/10 ~ § ж		2,600,000	2,620,260
General Electric Capital Corp
2.907% due 10/24/08 §		2,400,000	2,397,494
2.918% due 10/21/10 §		2,800,000	2,783,133
General Motors Acceptance Corp LLC
3.951% due 09/23/08 §		2,800,000	2,757,616
6.875% due 08/28/12		10,600,000	7,264,572
Genworth Financial Inc
6.515% due 05/22/18		7,700,000	7,220,590
Green Valley Ltd (Cayman)
8.342% due 01/10/11 ж	EUR	2,100,000	3,332,809
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~		$5,800,000	5,556,713
HCP Inc
6.700% due 01/30/18		3,000,000	2,701,803
HSBC Finance Corp
2.866% due 03/12/10 §		4,200,000	4,084,013
2.878% due 10/21/09 §		5,700,000	5,567,789
JPMorgan Chase & Co
2.532% due 06/26/09 §		2,000,000	1,994,508
Lehman Brothers Holdings Inc
2.533% due 11/24/08 §		900,000	895,301
2.851% due 12/23/08 §		3,600,000	3,531,492
6.200% due 09/26/14		1,900,000	1,815,784
6.875% due 05/02/18		7,000,000	6,788,614
7.000% due 09/27/27		1,700,000	1,575,815
Liberty Mutual Group Inc
5.750% due 03/15/14 ~		3,600,000	3,479,278
Marsh & McLennan Cos Inc
5.750% due 09/15/15		3,000,000	2,978,703
Merna Reinsurance Ltd (Bermuda)
3.451% due 07/07/10 § ж		17,900,000	16,749,030
Merrill Lynch & Co Inc
2.960% due 10/23/08 §		7,100,000	7,058,593
5.450% due 02/05/13		9,000,000	8,497,242
6.400% due 08/28/17		10,100,000	9,374,719
6.875% due 04/25/18		31,300,000	29,840,919
Metropolitan Life Global Funding I
2.759% due 05/17/10 ~ §		12,600,000	12,432,559
3.085% due 04/13/09 ~ §		21,400,000	21,413,903
Morgan Stanley
2.820% due 05/07/09 §		10,600,000	10,437,269
3.148% due 01/22/09 §		800,000	792,339
6.000% due 04/28/15		6,000,000	5,743,980
6.625% due 04/01/18		10,800,000	10,251,198
National Australia Bank Ltd (Australia)
2.698% due 10/01/08 ~ §		2,000,000	1,999,536
3.208% due 02/08/10 ~ §		40,700,000	40,710,053
Phoenix Quake Wind Ltd (Cayman)
5.134% due 07/03/08 ~ § ж		17,000,000	17,000,000
ProLogis
6.625% due 05/15/18		5,400,000	5,328,812
Prudential Financial Inc
6.100% due 06/15/17		1,000,000	997,717
Pylon LTD (Cayman)
6.460% due 12/29/08 ~ ж	EUR	300,000	470,707
Rabobank Nederland (Netherlands)
2.733% due 01/15/09 ~ §		$2,200,000	2,198,715
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §		11,200,000	10,838,285
Santander U.S. Debt SA Unipersonal (Spain)
2.861% due 09/19/08 ~ §		1,300,000	1,298,617
Simon Property Group LP
5.750% due 12/01/15		2,700,000	2,624,289
The Bear Stearns Cos Inc
2.836% due 11/28/11 §		3,000,000	2,875,035
6.400% due 10/02/17		6,600,000	6,533,294
7.250% due 02/01/18		11,300,000	11,812,647
The Goldman Sachs Group Inc
3.101% due 06/28/10 §		23,600,000	22,955,744
6.150% due 04/01/18		6,900,000	6,706,158
6.750% due 10/01/37		21,700,000	19,909,815
The Royal Bank of Scotland Group PLC (United Kingdom)
2.868% due 07/21/08 ~ §		1,100,000	1,099,655
7.092% due 10/29/49 §	EUR	1,900,000	2,588,680
9.118% due 03/31/10		$2,500,000	2,520,140
The Travelers Cos Inc
5.800% due 05/15/18		5,300,000	5,162,716
UBS AG (Switzerland)
5.750% due 04/25/18		19,300,000	18,450,221
Vita Capital II Ltd (Cayman)
3.598% due 01/01/10 ~ § ж		1,000,000	978,400
Vita Capital III Ltd (Cayman)
3.818% due 01/01/12 ~ § ж		2,400,000	2,305,728
VTB Capital SA (Luxembourg)
3.384% due 08/01/08 ~ §		5,000,000	4,956,250
Wachovia Bank NA
2.654% due 10/03/08 §		14,500,000	14,469,289
2.752% due 12/02/10 §		6,300,000	5,991,955
3.619% due 05/14/10 §		30,000,000	29,861,010
Wachovia Corp
5.500% due 05/01/13		8,000,000	7,664,768
Wells Fargo Capital XIII
7.700% due 12/01/99 §		4,700,000	4,759,309
World Savings Bank FSB
2.798% due 05/08/09 §		1,000,000	994,079
2.807% due 03/02/09 §		700,000	699,732

			723,981,487

Health Care - 0.31%

Amgen Inc
6.150% due 06/01/18		3,500,000	3,524,160
Baxter International Inc
5.375% due 06/01/18		4,700,000	4,653,414
Cardinal Health Inc
6.000% due 06/15/17		1,000,000	992,801
GlaxoSmithKline Capital Inc
3.310% due 05/13/10 §		5,000,000	5,015,980
UnitedHealth Group Inc
4.875% due 02/15/13		900,000	871,763

			15,058,118

Industrials - 0.33%

International Lease Finance Corp
6.625% due 11/15/13		3,200,000	2,878,304
Masco Corp
6.125% due 10/03/16		5,300,000	4,810,042
Southwest Airlines Co
5.125% due 03/01/17		3,000,000	2,552,031
Tyco International Finance SA (Luxembourg)
7.000% due 12/15/19 ~		4,000,000	3,951,872
Tyco International Group SA (Luxembourg)
6.000% due 11/15/13		2,000,000	1,931,996

			16,124,245

Information Technology - 0.59%

EchoStar DBS Corp
7.000% due 10/01/13		9,000,000	8,617,500
Motorola Inc
6.000% due 11/15/17		2,000,000	1,751,198

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Oracle Corp
5.750% due 04/15/18	$10,100,000	$10,110,060
The Western Union Co
5.930% due 10/01/16	8,000,000	7,858,776

		28,337,534

Materials - 0.27%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/18/99 ~ §	1,600,000	1,474,037
Falconbridge Ltd (Canada)
7.350% due 06/05/12	3,700,000	3,843,153
Nucor Corp
5.750% due 12/01/17	2,000,000	2,006,366
Pactiv Corp
6.400% due 01/15/18	1,500,000	1,499,532
Rexam PLC (United Kingdom)
6.750% due 06/01/13 ~	4,200,000	4,197,753

		13,020,841

Telecommunication Services - 0.34%

Embarq Corp
6.738% due 06/01/13	5,000,000	4,829,355
Qwest Capital Funding Inc
7.000% due 08/03/09	5,000,000	5,012,500
Qwest Corp
5.625% due 11/15/08	3,000,000	3,007,500
Telecom Italia Capital SA (Luxembourg)
6.999% due 06/04/18	3,300,000	3,334,010

		16,183,365

Utilities - 0.36%

American Electric Power Co Inc
5.250% due 06/01/15	2,700,000	2,603,933
Exelon Corp
4.900% due 06/15/15	6,000,000	5,528,730
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	515,920
NiSource Finance Corp
3.208% due 11/23/09 §	2,200,000	2,139,410
Ohio Power Co
2.908% due 04/05/10 §	2,000,000	1,961,398
Public Service Electric & Gas Co
5.300% due 05/01/18	4,800,000	4,744,310

		17,493,701

Total Corporate Bonds & Notes (Cost $986,400,319)		964,795,799

SENIOR LOAN NOTES - 0.67%

Consumer Discretionary - 0.06%

Ford Motor Co Term B
5.480% due 12/15/13 §	3,979,798	3,221,149

Financials - 0.55%

Chrysler Financial Co LLC
6.780% due 08/03/12 §	26,509,700	21,956,659
Shackleton Re Ltd Term B (Event Linked)
10.938% due 08/01/08 § ж	1,500,000	1,477,500
Shackleton Re Ltd Term C (Event Linked)
10.438% due 08/01/08 § ж	3,000,000	2,955,000

		26,389,159

Materials - 0.06%

Georgia-Pacific Corp Term B
4.399% due 12/20/12 §	285,714	270,223
4.446% due 12/20/12 §	2,428,571	2,296,897
4.551% due 12/20/12 §	210,714	199,290

		2,766,410

Total Senior Loan Notes (Cost $36,400,608)		32,376,718

MORTGAGE-BACKED SECURITIES - 43.26%

Collateralized Mortgage Obligations - 16.71%
Adjustable Rate Mortgage Trust
5.141% due 09/25/35 “ §	3,737,317	3,572,479
American Home Mortgage Investment Trust
2.633% due 09/25/35 “ §	46,878	46,728
Banc of America Commercial Mortgage Inc
5.414% due 09/10/47 “	2,500,000	2,373,145
5.889% due 07/10/44 “ §	11,015,000	10,813,959
Banc of America Funding Corp
4.625% due 02/20/36 “ §	7,513,046	7,123,744
6.141% due 01/20/47 “ §	5,039,100	4,294,041
Banc of America Large Loan Inc
2.981% due 08/15/29 ~ “ §	23,895,941	22,990,882
Banc of America Mortgage Securities Inc
6.500% due 09/25/33 “	1,062,536	1,042,291
BCAP LLC Trust
2.653% due 01/25/37 “ §	5,251,366	3,362,569
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	15,806,927	15,116,477
4.463% due 02/25/34 “ §	6,094,924	5,905,249
4.550% due 08/25/35 “ §	7,929,152	7,608,414
4.625% due 10/25/35 “ §	1,565,638	1,504,662
4.863% due 01/25/35 “ §	32,159,757	31,622,030
4.960% due 01/25/35 “ §	3,375,041	3,249,834
Bear Stearns Alt-A Trust
5.701% due 09/25/35 “ §	24,410,624	20,148,429
5.865% due 01/25/36 “ §	7,059,511	5,770,045
Bear Stearns Asset-Backed Securities Trust
2.573% due 04/25/36 “ §	15,634	15,599
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 “	106,976	107,635
Bear Stearns Structured Products Inc
2.682% due 01/26/37 ~ “ § ж	18,890,570	18,725,278
5.674% due 01/26/36 “ §	18,795,080	15,628,972
5.777% due 12/26/46 “ §	10,701,318	8,803,615
CC Mortgage Funding Corp
2.613% due 05/25/48 ~ “ §	376,906	264,534
Citigroup Mortgage Loan Trust Inc
2.553% due 01/25/37 ~ “ § ж	2,842,378	2,554,955
4.098% due 08/25/35 “ §	553,102	523,322
4.248% due 08/25/35 “ §	2,859,081	2,702,197
4.679% due 08/25/35 “ §	3,772,509	3,364,449
4.700% due 12/25/35 “ §	9,791,115	9,526,625
4.748% due 08/25/35 “ §	3,344,690	3,189,183
4.900% due 12/25/35 “ §	392,495	373,575
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/32 “	323,235	322,777
Countrywide Alternative Loan Trust
2.562% due 09/20/46 “ §	778,979	762,938
2.662% due 02/20/47 “ §	3,480,901	2,449,990
2.763% due 12/25/35 “ §	225,409	168,751
4.528% due 02/25/36 “ §	934,572	712,625
6.000% due 01/25/37 “	2,848,208	2,282,907

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Countrywide Home Loan Mortgage
Pass-Through Trust
2.803% due 03/25/35 “ §	$227,398	$176,349
2.823% due 06/25/35 ~ “ §	1,709,743	1,507,668
3.778% due 11/19/33 “ §	572,079	543,636
4.842% due 04/20/35 “ §	17,567,414	17,025,821
Credit Suisse Mortgage Capital Certificates
5.913% due 06/15/39 “ §	4,140,000	3,931,040
CS First Boston Mortgage Securities Corp
4.424% due 04/25/34 “ §	14,926,996	14,595,522
4.938% due 12/15/40 “	1,915,136	1,918,071
Deutsche ALT-A Securities Inc
Alternate Loan Trust
2.563% due 03/25/37 “ §	1,596,494	1,548,857
2.573% due 08/25/37 “ §	2,759,276	2,700,064
2.583% due 10/25/36 “ §	1,613,742	1,585,331
Fannie Mae
2.543% due 12/25/36 -
07/25/37 “ § ±	13,372,084	13,176,722
2.633% due 08/25/34 “ §	1,037,457	1,011,045
2.683% due 10/27/37 “ §	24,200,000	23,151,535
4.666% due 05/25/35 “ §	7,637,726	7,778,208
5.000% due 07/25/19 “	1,352,887	1,364,008
Fannie Mae Whole Loan
2.833% due 05/25/42 “ §	679,616	662,380
5.950% due 02/25/44 “	1,953,727	1,983,394
First Horizon Alternative Mortgage Securities
4.429% due 06/25/34 “ §	2,099,912	1,837,784
5.366% due 09/25/34 “ §	1,241,004	1,137,606
First Horizon Asset Securities Inc
4.464% due 07/25/33 “ §	742,923	729,693
5.368% due 08/25/35 “ §	4,024,793	3,851,705
Freddie Mac
2.621% due 07/15/19 -
10/15/20 “ § ±	66,464,578	65,160,223
2.701% due 02/15/19 “ §	69,250,491	67,894,241
2.821% due 12/15/30 “ §	1,034,499	1,022,211
4.000% due 03/15/23 -
10/15/23 “ ±	1,422,109	1,423,949
4.500% due 02/15/17 -
05/15/17 “ ±	4,286,966	4,297,594
5.000% due 02/15/20 -
05/15/27 “ ±	21,189,724	21,496,740
5.500% due 05/15/16 -
03/15/17 “ ±	22,269,705	22,695,119
Freddie Mac Structured
Pass-Through Securities
4.994% due 10/25/44 “ §	23,038,623	22,415,237
4.994% due 02/25/45 “ §	6,726,456	6,254,202
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 “	9,087,274	9,009,643
GMAC Commercial Mortgage Securities Inc
5.238% due 11/10/45 “ §	10,000,000	9,474,004
Greenpoint Mortgage Funding Trust
2.563% due 10/25/46 “ §	1,455,433	1,280,084
2.703% due 06/25/45 “ §	2,643,219	2,175,205
2.753% due 11/25/45 “ §	1,428,230	1,140,973
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	11,815,000	11,032,866
GS Mortgage Securities Corp II
2.540% due 03/06/20 ~ “ §	5,490,430	5,142,219
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	927,255	915,804
GSR Mortgage Loan Trust
4.540% due 09/25/35 “ §	5,248,866	5,091,091
Harborview Mortgage Loan Trust
2.573% due 01/19/38 “ §	681,619	620,138
2.628% due 04/19/38 “ §	2,456,013	1,720,857
2.703% due 05/19/35 “ §	583,541	443,129
2.723% due 03/19/37 “ §	7,753,108	5,470,590
4.643% due 04/19/34 “ §	15,954,694	15,553,772
Impac CMB Trust
3.483% due 07/25/33 “ §	701,646	658,602
Impac Secured Assets CMN Owner Trust
2.563% due 01/25/37 “ §	601,063	561,756
Imperial Savings Association
6.503% due 02/25/18 “ §	3,717	3,675
IndyMac Index Mortgage Loan Trust
2.573% due 11/25/46 “ §	1,860,054	1,734,354
5.044% due 12/25/34 “ §	2,505,274	2,178,513
JPMorgan Mortgage Trust
5.024% due 02/25/35 “ §	13,570,187	12,815,322
Lehman XS Trust
2.563% due 07/25/46 “ §	735,368	717,984
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/34 “ §	9,290,860	9,102,835
5.052% due 12/25/33 “ §	6,768,118	6,683,095
Mellon Residential Funding Corp
2.821% due 11/15/31 “ §	2,531,948	2,284,409
2.911% due 12/15/30 “ §	1,493,342	1,387,563
Merrill Lynch Mortgage Investors Inc
2.693% due 02/25/36 “ §	9,429,035	7,792,109
4.567% due 02/25/34 “ §	10,437,580	10,127,075
6.239% due 02/25/33 “ §	5,301,852	5,216,290
MLCC Mortgage Investors Inc
2.733% due 11/25/35 “ §	4,342,758	3,847,579
3.483% due 10/25/35 “ §	2,538,851	2,356,780
4.430% due 10/25/35 “ §	19,373,993	18,360,755
Morgan Stanley Capital I
2.542% due 10/15/20 ~ “ §	6,324,951	5,911,418
Provident Funding Mortgage Loan Trust
4.612% due 08/25/33 “ §	5,542,659	5,380,006
Residential Accredit Loans Inc
2.783% due 08/25/35 “ §	945,215	733,424
Residential Funding Mortgage Securities I Inc
5.209% due 09/25/35 “ §	3,274,117	2,871,393
Ryland Mortgage Securities Corp
5.380% due 10/01/27 “ §	76,741	63,596
Securitized Asset Sales Inc
6.754% due 11/26/23 “ §	26,943	26,140
Sequoia Mortgage Trust
2.833% due 10/19/26 “ §	1,309,022	1,238,293
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/34 “ §	323,091	313,204
4.580% due 02/25/34 “ §	1,572,375	1,475,315
4.928% due 01/25/35 “ §	844,490	799,223
5.537% due 08/25/35 “ §	1,973,761	1,765,748
Structured Asset Mortgage Investments Inc
2.553% due 08/25/36 “ §	1,050,331	1,025,703
2.583% due 04/25/37 “ §	2,198,482	2,109,923
2.613% due 03/25/37 “ §	271,423	223,064
2.673% due 06/25/36 “ §	703,575	522,717
2.703% due 05/25/36 “ §	1,725,286	1,210,618
2.733% due 07/19/35 “ §	10,862,791	9,605,618
2.763% due 02/25/36 “ §	2,034,020	1,556,942
2.813% due 10/19/34 “ §	764,818	633,902
Structured Asset Securities Corp
2.533% due 05/25/36 “ §	136,909	133,355
5.359% due 10/25/35 ~ “ §	1,206,450	1,100,433
5.369% due 01/25/32 “ §	25,141	24,756
TBW Mortgage-Backed
Pass-Through Certificates
2.583% due 09/25/36 “ §	149,545	141,915
2.593% due 01/25/37 “ §	2,000,459	1,918,687
Thornburg Mortgage Securities Trust
2.593% due 03/25/46 -
11/25/46 “ § ±	1,974,093	1,898,678
2.603% due 09/25/46 “ §	5,371,349	5,031,178

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/20 ~ “ §	$18,130,103	$16,785,959
2.561% due 09/15/21 ~ “ §	12,042,142	11,363,930
Washington Mutual Mortgage
Pass-Through Certificates
2.743% due 11/25/45 “ §	1,286,132	987,040
2.773% due 08/25/45 -
10/25/45 “ § ±	8,079,258	6,312,778
3.023% due 12/25/27 “ §	687,199	632,754
4.361% due 02/27/34 “ §	1,565,564	1,455,456
4.528% due 02/25/46 -
08/25/46 “ § ±	24,796,181	18,947,667
4.561% due 06/25/33 “ §	2,558,468	2,494,301
4.728% due 11/25/42 “ §	204,060	188,693
4.780% due 07/25/46 “ §	4,115,570	3,294,404
5.028% due 11/25/46 “ §	782,322	640,062
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/34 “ §	1,382,682	1,316,776
4.729% due 07/25/34 “ §	1,309,441	1,294,342
4.992% due 12/25/34 “ §	3,211,409	3,124,682

		805,354,024

Fannie Mae - 25.09%

4.205% due 11/01/34 “ §	12,198,023	12,348,175
4.530% due 08/01/17 “ §	532,373	532,946
4.659% due 01/01/35 “ §	1,481,680	1,499,366
4.673% due 05/01/35 “ §	206,856	208,622
4.721% due 11/01/35 “ §	1,048,064	1,061,048
4.810% due 07/01/26 “ §	32,478	32,522
4.817% due 03/01/18 “ §	376,882	380,440
4.915% due 04/01/35 “ §	1,504,161	1,516,688
4.981% due 08/01/24 “ §	49,693	49,739
4.994% due 03/01/44 -
10/01/44 “ § ±	13,779,181	13,776,183
5.000% due 03/01/24 “ §	26,999	27,025
5.000% due 05/01/36 -
03/01/37 “ ±	30,499,574	29,315,016
5.171% due 10/01/35 “ §	1,329,341	1,339,080
5.220% due 09/01/35 “ §	1,083,897	1,096,663
5.347% due 11/01/35 “ §	1,747,565	1,749,947
5.408% due 01/01/36 “ §	1,897,375	1,909,067
5.500% due 04/01/33 -
02/01/38 “ ±	927,120,072	915,146,775
5.527% due 03/01/36 “ §	1,246,120	1,254,369
6.000% due 08/01/17 -
07/14/38 “ ±	223,445,314	225,877,276
6.579% due 01/01/25 “ §	78,543	79,250
7.063% due 12/01/22 “ §	39,543	40,041

		1,209,240,238

Freddie Mac - 1.39%

4.500% due 04/01/22 “	908,176	883,599
4.551% due 01/01/34 “ §	1,194,139	1,209,920
5.098% due 10/01/35 “ §	795,785	791,901
5.500% due 12/01/36 -
09/01/37 “ ±	30,956,736	30,546,726
5.525% due 08/01/36 “ §	2,478,627	2,491,251
5.704% due 03/01/36 “ §	1,140,838	1,152,033
6.000% due 02/01/31 -
11/01/37 “ ±	2,583,983	2,622,826
6.707% due 09/01/36 “ §	12,622,314	12,908,605
6.729% due 07/01/36 “ §	13,652,502	13,964,164

		66,571,025

Government National Mortgage Association - 0.07%

5.125% due 10/20/24 -
12/20/26 “ § ±	89,585	90,174
5.375% due 02/20/25 -
01/20/27 “ § ±	100,063	100,616
5.625% due 09/20/22 -
07/20/25 “ § ±	202,288	204,500
6.000% due 06/15/29 -
05/15/36 “ ±	2,922,652	2,973,175
6.375% due 05/20/23 -
05/20/26 “ § ±	56,444	57,584

		3,426,049

Total Mortgage-Backed Securities (Cost $2,128,838,385)		2,084,591,336

ASSET-BACKED SECURITIES - 7.66%

ACE Securities Corp
2.533% due 07/25/36 “ §	568,598	564,474
2.533% due 12/25/36 “ §	769,037	741,520
American Express Credit Account Master Trust
3.421% due 08/15/12 “ §	37,100,000	37,205,980
Amortizing Residential Collateral Trust
2.773% due 07/25/32 “ §	125,612	105,007
Argent Securities Inc
2.533% due 10/25/36 “ §	1,651,609	1,595,352
Asset-Backed Funding Certificates
2.543% due 11/25/36 “ §	293,281	287,101
2.543% due 01/25/37 “ §	831,300	805,971
2.833% due 06/25/34 “ §	2,438,546	2,171,069
Asset-Backed Securities Corp Home Equity
2.533% due 11/25/36 “ §	151,508	150,322
2.563% due 05/25/37 “ §	1,323,644	1,303,718
Bank of America Credit Card Trust
3.671% due 12/16/13 “ §	44,800,000	45,499,158
Bear Stearns Asset-Backed Securities Trust
2.533% due 11/25/36 “ §	193,158	184,018
2.593% due 11/25/36 “ §	2,095,327	1,876,272
2.813% due 01/25/36 “ §	177,753	171,240
3.143% due 10/25/32 “ §	145,744	128,281
3.483% due 10/25/37 “ §	3,788,340	3,117,686
Chase Credit Card Master Trust
2.581% due 02/15/11 “ §	3,200,000	3,198,394
2.641% due 09/15/11 “ §	19,500,000	19,468,082
Citigroup Mortgage Loan Trust Inc
2.523% due 12/25/36 “ §	1,725,051	1,635,560
2.533% due 11/25/36 “ §	274,874	271,419
2.543% due 01/25/37 “ §	177,736	176,480
2.563% due 01/25/37 “ §	3,743,063	3,483,139
Countrywide Asset-Backed Certificates
2.513% due 01/25/46 “ §	1,167,735	1,143,286
2.533% due 01/25/37 “ §	501,308	494,024
2.533% due 03/25/37 “ §	2,833,095	2,720,658
2.533% due 05/25/37 “ §	4,009,994	3,831,181
2.533% due 07/25/37 “ §	1,316,081	1,270,183
2.533% due 05/25/47 “ §	864,418	818,901
2.543% due 09/25/46 “ §	527,329	523,908
2.563% due 10/25/37 “ §	1,310,147	1,233,390
2.583% due 08/25/37 “ §	11,800,000	10,462,157
2.583% due 09/25/47 “ §	5,563,655	5,436,805
2.593% due 10/25/46 “ §	2,857,485	2,785,602
2.673% due 06/25/36 “ §	1,935,150	1,813,597
Credit-Based Asset Servicing & Securitization LLC
2.553% due 01/25/37 “ §	897,961	867,434
2.573% due 12/25/37 ~ “ §	1,461,483	1,404,623
Equity One Asset-Backed Securities Inc
2.783% due 04/25/34 “ §	516,151	433,883
First Franklin Mortgage Loan
Asset-Backed Certificates
2.523% due 09/25/36 “ §	1,745,617	1,679,631
2.533% due 11/25/36 “ §	4,180,999	3,905,969

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
2.533% due 12/25/36 “ §	$352,152	$343,070
2.853% due 12/25/34 “ §	78,997	66,016
First USA Credit Card Master Trust
2.641% due 04/18/11 “ §	13,600,000	13,599,834
Ford Credit Auto Owner Trust
3.371% due 01/15/11 “ §	38,900,000	38,984,491
3.891% due 06/15/12 “ §	7,300,000	7,323,513
4.360% due 06/15/10 “	2,000,000	2,011,276
Freddie Mac Structured Pass-Through Securities
2.743% due 08/25/31 “ §	399,785	388,913
Fremont Home Loan Trust
2.533% due 10/25/36 “ §	267,522	261,118
2.653% due 01/25/36 “ §	36,892	36,847
GSAMP Trust
2.553% due 10/25/36 “ §	82,481	68,182
2.773% due 03/25/34 “ §	467,545	461,047
HFC Home Equity Loan Asset-Backed Certificates
2.792% due 01/20/35 “ §	647,538	602,179
Home Equity Asset Trust
2.543% due 05/25/37 “ §	314,175	298,317
HSI Asset Securitization Corp Trust
2.533% due 10/25/36 “ §	401,269	388,383
2.533% due 12/25/36 “ §	3,562,452	3,147,599
IndyMac Residential Asset-Backed Trust
2.533% due 11/25/36 “ §	391,028	383,657
JPMorgan Mortgage Acquisition Corp
2.523% due 08/25/36 “ §	253,617	250,329
2.533% due 07/25/36 “ §	662,267	618,081
2.533% due 08/25/36 “ §	1,338,618	1,317,587
2.543% due 04/01/37 “ §	432,571	409,329
2.553% due 11/25/36 “ §	378,747	366,682
Lehman XS Trust
2.553% due 05/25/46 “ §	565,900	543,883
2.563% due 04/25/46 “ §	797,360	790,355
2.563% due 11/25/46 “ §	2,062,288	1,960,334
Long Beach Mortgage Loan Trust
2.523% due 11/25/36 “ §	258,574	251,022
2.663% due 08/25/35 “ §	246,644	240,837
MASTR Asset-Backed Securities Trust
2.543% due 10/25/36 “ §	12,117	12,085
MBNA Credit Card Master Note Trust
2.571% due 12/15/11 “ §	400,000	398,837
Merrill Lynch First Franklin Mortgage
Loan Trust
2.543% due 07/25/37 “ §	1,617,277	1,565,269
Merrill Lynch Mortgage Investors Inc
2.513% due 06/25/37 “ §	388,685	384,657
2.533% due 05/25/37 “ §	1,087,695	1,077,107
2.553% due 08/25/36 “ §	3,186,300	3,112,585
2.553% due 07/25/37 “ §	1,096,443	1,065,748
Morgan Stanley Asset-Backed
Securities Capital I
2.513% due 06/25/36 “ §	23,781	23,725
2.523% due 07/25/36 “ §	3,024,006	2,949,824
2.523% due 10/25/36 “ §	1,104,583	1,052,594
2.523% due 01/25/37 “ §	2,194,871	2,065,699
2.533% due 09/25/36 “ §	1,031,080	1,018,288
2.533% due 10/25/36 “ §	646,316	612,991
2.533% due 11/25/36 “ §	267,462	262,173
Morgan Stanley IXIS Real Estate Capital Trust
2.533% due 11/25/36 “ §	205,566	202,723
Nationstar Home Equity Loan Trust
2.543% due 06/25/37 “ §	508,369	481,679
2.603% due 04/25/37 “ §	8,419,474	7,973,503
Nelnet Student Loan Trust
3.010% due 07/25/16 “ §	174,391	174,348
New Century Home Equity Loan Trust
2.663% due 05/25/36 “ §	1,946,909	1,768,904
Nomura Asset Acceptance Corp
2.623% due 01/25/36 ~ “ §	284,326	266,666
Option One Mortgage Loan Trust
2.523% due 02/25/37 “ §	139,305	138,424
2.533% due 07/25/36 “ §	29,846	29,741
Park Place Securities Inc
2.743% due 09/25/35 “ §	107,892	102,309
Popular ABS Mortgage Pass-Through Trust
2.573% due 06/25/47 “ §	6,568,205	6,326,003
Renaissance Home Equity Loan Trust
2.863% due 12/25/32 “ §	217,275	205,277
Residential Asset Mortgage Products Inc
2.553% due 11/25/36 “ §	273,815	269,520
2.553% due 02/25/37 “ §	1,420,362	1,328,039
Residential Asset Securities Corp
2.523% due 06/25/36 “ §	265,221	264,394
2.543% due 01/25/37 “ §	1,374,445	1,320,756
2.553% due 11/25/36 “ §	2,897,355	2,782,639
Residential Funding Mortgage Securities II Inc
2.593% due 02/25/36 “ §	202,965	201,827
Saxon Asset Securities Trust
3.023% due 01/25/32 “ §	77,051	76,811
Securitized Asset-Backed Receivables LLC Trust
2.523% due 01/25/37 “ §	1,886,285	1,827,514
2.533% due 09/25/36 “ §	351,665	344,562
2.613% due 05/25/37 “ §	5,968,141	5,496,635
SLC Student Loan Trust
2.674% due 02/15/15 “ §	7,468,217	7,445,199
SLM Student Loan Trust
2.900% due 04/25/14 “ §	1,540,637	1,537,399
2.910% due 10/25/18 “ §	2,691,562	2,673,900
2.920% due 04/25/17 “ §	6,315,801	6,290,146
2.960% due 04/25/19 “ §	22,600,000	21,957,080
3.800% due 12/15/38 ~ “	3,200,000	3,176,499
Small Business Administration
Participation Certificates
4.880% due 11/01/24 “	11,262,597	11,003,366
5.290% due 12/01/27 “	7,192,348	7,168,197
Soundview Home Equity Loan Trust
2.523% due 11/25/36 “ §	37,942	37,901
2.533% due 10/25/36 “ §	928,211	902,830
2.543% due 11/25/36 ~ “ §	830,530	795,622
2.563% due 06/25/37 “ §	2,457,086	2,371,180
2.583% due 10/25/36 “ §	220,254	218,426
Specialty Underwriting & Residential Finance
2.513% due 06/25/37 “ §	76,429	75,782
2.528% due 11/25/37 “ §	156,816	149,416
2.543% due 01/25/38 “ §	380,001	371,980
2.563% due 12/25/36 “ §	4,719	4,708
Structured Asset Investment Loan Trust
2.533% due 07/25/36 “ §	171,555	166,551
Structured Asset Securities Corp
2.533% due 10/25/36 “ §	1,986,884	1,846,210
2.593% due 04/25/36 “ §	9,934,913	9,781,479
4.900% due 04/25/35 “ §	3,189,875	2,458,006
Truman Capital Mortgage Loan Trust
2.823% due 01/25/34 ~ “ §	82,170	80,693
USAA Auto Owner Trust
4.160% due 04/16/12 “	800,000	803,399
Wells Fargo Home Equity Trust
2.713% due 10/25/35 ~ “ §	609,127	587,059

Total Asset-Backed Securities (Cost $376,583,899)		369,165,240

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.16%

Freddie Mac
5.300% due 01/09/12	$50,000,000	$50,494,350
Small Business Administration
4.504% due 02/01/14	5,725,154	5,505,826

Total U.S. Government Agency Issues (Cost $56,169,795)		56,000,176

U.S. TREASURY OBLIGATIONS - 102.97%

U.S. Treasury Inflation Protected Securities - 102.97%

0.625% due 04/15/13 ^	10,837,758	11,174,106
0.875% due 04/15/10 ^	390,703,450	395,603,992
1.625% due 01/15/15 ^	256,302,912	262,680,670
1.750% due 01/15/28 ^	152,504,474	143,335,340
1.875% due 07/15/13 ^	181,711,638	191,014,788
1.875% due 07/15/15 ^	376,629,737	391,478,958
2.000% due 04/15/12 ^	143,665,802	150,766,786
2.000% due 01/15/14 ^	232,880,800	245,831,102
2.000% due 07/15/14 ^	263,988,756	279,636,881
2.000% due 01/15/16 ^	134,070,672	140,124,092
2.000% due 01/15/26 ^	286,329,648	280,595,081
2.375% due 04/15/11 ^	128,583,737	135,534,220
2.375% due 01/15/17 ^	164,911,815	177,017,530
2.375% due 01/15/25 ^	173,003,231	179,372,114
2.375% due 01/15/27 ^	169,145,820	175,297,484
2.500% due 07/15/16 ^	161,520,342	175,073,050
3.000% due 07/15/12 ^	478,850,408	522,523,594
3.375% due 04/15/32 ^	12,665,432	15,733,283
3.500% due 01/15/11 ^	305,326,653	330,195,189
3.625% due 04/15/28 ^	194,393,925	239,694,892
3.875% due 01/15/09 ^	80,908,008	83,008,072
3.875% due 04/15/29 ^	268,422,288	346,452,656
4.250% due 01/15/10 ^	84,919,542	90,531,682

		4,962,675,562

Total U.S. Treasury Obligations (Cost $4,911,524,281)		4,962,675,562

FOREIGN GOVERNMENT BONDS & NOTES - 3.15%

Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD 1,872,958	2,487,120
Export-Import Bank of Korea (South Korea)
2.772% due 06/01/09 §	$4,800,000	4,758,048
2.920% due 10/04/11 ~ §	4,400,000	4,415,646
France Government Bond OAT (France)
2.100% due 07/25/23 ^	EUR 1,027,570	1,573,858
3.000% due 07/25/12 ^	2,888,900	4,733,600
Japanese Government CPI Linked Bond (Japan)
0.800% due 12/10/15 ^	JPY 2,885,740,000	26,938,927
1.100% due 12/10/16 ^	3,895,520,000	36,829,347
1.200% due 06/10/17 ^	4,685,560,000	44,387,832
1.200% due 12/10/17 ^	613,050,000	5,796,779
Republic of Austria (Austria)
5.500% due 01/15/10	EUR 1,000,000	1,591,071
United Kingdom Gilt Inflation Linked Bond (United Kingdom)
2.500% due 05/20/09 ^	GBP 3,400,000	18,366,298

Total Foreign Government Bonds & Notes (Cost $138,043,630)		151,878,526

MUNICIPAL BONDS - 1.20%

Buckeye Tobacco Settlement
Financing Authority OH ‘A2’
5.750% due 06/01/34	650,000	557,992
5.875% due 06/01/47	600,000	501,402
6.000% due 06/01/42	3,600,000	3,124,476
California County Tobacco
Securitization Agency
5.625% due 06/01/23	505,000	504,293
City of Chicago IL ‘A’
4.750% due 01/01/30 t	900,000	864,840
4.750% due 01/01/36 t	600,000	564,912
Golden State Tobacco
Securitization Corp CA ‘A1’
5.125% due 06/01/47	300,000	229,602
5.750% due 06/01/47	200,000	170,628
Indiana University
5.000% due 06/01/38	4,700,000	4,736,331
Los Angeles Department of Water & Power CA ‘A’
5.000% due 07/01/37	5,100,000	5,125,653
Los Angeles Department of Water & Power CA ‘A2’
5.000% due 07/01/44	8,600,000	8,543,068
New York City Municipal Water
Finance Authority ‘A’
5.000% due 06/15/38	3,300,000	3,330,723
New York City Municipal Water
Finance Authority ‘D’
4.750% due 06/15/38 t	1,000,000	973,748
State of Washington ‘D’
5.000% due 01/01/33	3,200,000	3,236,160
Texas State Transportation Commission
Mobility Fund
4.750% due 04/01/37	14,500,000	13,821,835
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	673,267
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	4,535,000	4,051,297
University of Arkansas ‘A’
5.000% due 11/01/37	1,900,000	1,879,670
University of California ‘D’
5.000% due 05/15/41	3,200,000	3,213,472
University of California ‘L’
5.000% due 05/15/36	1,900,000	1,917,499

Total Municipal Bonds (Cost $60,992,726)		58,020,868

PURCHASED OPTIONS - 0.10%

(See Note (g) to Notes to Schedule of Investments) (Cost $3,276,962)		4,858,291

SHORT-TERM INVESTMENTS - 17.98%

Certificates of Deposit - 3.01%

Abbey National Treasury Services PLC (United Kingdom)
2.409% due 07/02/08 §	24,300,000	24,300,000
Calyon New York
2.689% due 01/16/09 §	10,600,000	10,571,899
Dexia Credit Local SA NY
2.433% due 09/29/08 §	3,400,000	3,400,445
Fortis Bank SA NY
2.751% due 09/30/08 §	3,400,000	3,395,308

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Nordea Bank Finland PLC NY (Finland)
2.433% due 12/01/08 §	$20,600,000	$20,591,739
2.448% due 04/09/09 §	17,900,000	17,892,733
Skandinaviska Enskilda Banken AB NY
2.675% due 02/13/09 §	900,000	899,475
UniCredito Italiano NY
3.071% due 05/15/09 §	49,000,000	49,000,000
3.071% due 05/18/09 §	15,000,000	15,000,000

		145,051,599

Commercial Paper - 13.09%

Bank of America Corp NA
2.500% due 07/15/08	4,900,000	4,895,236
Bank of Scotland PLC (United Kingdom)
2.600% due 07/10/08	6,100,000	6,096,035
2.600% due 07/14/08	136,600,000	136,471,748
Barclays U.S. Funding Corp
2.690% due 09/04/08	69,500,000	69,162,442
Intesa Funding LLC
2.790% due 09/24/08	57,800,000	57,419,243
2.800% due 09/26/08	38,900,000	38,636,777
Satander Central Hispano International Ltd
2.780% due 09/15/08	34,000,000	33,800,458
Societe Generale North America Inc
2.600% due 07/14/08	127,100,000	126,980,667
UBS Finance LLC
2.570% due 07/14/08	97,000,000	96,909,979
2.600% due 07/14/08	28,300,000	28,273,430
2.830% due 09/25/08	32,000,000	31,783,662

		630,429,677

U.S. Treasury Bills - 1.46%

1.740% due 09/11/08 ☐ Ω	32,550,000	32,426,394
1.840% due 09/25/08 ☐ Ω	29,200,000	29,078,309
1.850% due 09/11/08 Ω	6,250,000	6,226,875
1.860% due 08/28/08 ☐	2,500,000	2,492,508
1.861% due 08/28/08 ☐	250,000	249,250

		70,473,336

Repurchase Agreements - 0.42%

Deutsche Bank
1.500% due 07/01/08 (Dated 06/30/08, repurchase price of $14,000,583; collateralized by U.S. Treasury Bonds: 7.125% due 02/15/23 and market value $14,294,044)	14,000,000	14,000,000
Fixed Income Clearing Corp
1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $6,325,290; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $6,456,000)	6,325,000	6,325,000

		20,325,000

Total Short-Term Investments (Cost $866,322,037)		866,279,612

TOTAL INVESTMENTS - 198.44% (Cost $9,578,752,642)		9,563,554,364

TOTAL SECURITIES SOLD SHORT — (41.26%) (Proceeds $1,974,602,775)		(1,988,436,491)

OTHER ASSETS & LIABILITIES, NET — (57.18%)		(2,755,706,104)

NET ASSETS - 100.00%		$4,819,411,769

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	102.97%
Mortgage-Backed Securities	43.26%
Corporate Bonds & Notes	20.02%
Short-Term Investments	17.98%
Asset-Backed Securities	7.66%
Foreign Government Bonds & Notes	3.15%
Municipal Bonds	1.20%
U.S. Government Agency Issues	1.16%
Senior Loan Notes	0.67%
Equity Securities	0.27%
Purchased Options	0.10%

198.44%
Securities sold short	(41.26%)
Other Assets & Liabilities, Net	(57.18%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) 0.63% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) Securities sold short outstanding as of June 30, 2008:

	Principal
Description	Amount	Value
Fannie Mae
5.000% due 07/14/38	$32,400,000	$31,058,446
5.500% due 07/14/38	778,010,000	766,947,476
6.000% due 07/17/23	14,000,000	14,352,184
Freddie Mac
4.500% due 07/17/23	1,000,000	966,250
5.000% due 07/14/38	300,000	287,484
5.500% due 07/14/38	7,400,000	7,290,155
6.000% due 07/14/38	28,200,000	28,486,399
Government National Mortgage Association
5.500% due 07/21/38	100,000	99,516
6.000% due 07/21/38	4,000,000	4,060,624
6.500% due 07/21/38	3,200,000	3,305,501
U.S. Treasury Bonds
4.375% due 02/15/38	111,100,000	108,322,611
4.750% due 08/15/17	37,300,000	39,526,362
4.750% due 02/15/37	16,800,000	17,353,879
5.000% due 05/15/37	81,900,000	88,042,582
U.S. Treasury Inflation Protected Securities
1.625% due 01/15/18	172,006,061	174,787,743
2.625% due 07/15/17	37,755,876	41,714,353
U.S. Treasury Notes
2.125% due 04/30/10	114,200,000	113,405,967
2.500% due 03/31/13	26,700,000	25,767,609
3.125% due 04/30/13	25,300,000	25,096,436
3.500% due 05/31/13	1,200,000	1,209,282
3.500% due 02/15/18	109,050,000	105,003,264
3.625% due 12/31/12	32,440,000	32,944,345
3.625% due 05/15/13	2,200,000	2,232,828
3.875% due 05/15/18	60,100,000	59,616,435
4.000% due 02/15/15	5,500,000	5,655,122
4.125% due 08/31/12	46,900,000	48,559,838
4.250% due 11/15/13	52,600,000	54,909,508
4.250% due 08/15/14	38,500,000	40,235,542
4.250% due 11/15/17	42,750,000	43,681,822
4.500% due 02/15/16	11,200,000	11,785,379
4.875% due 05/31/11	61,500,000	64,920,999
4.875% due 08/15/16	25,000,000	26,810,550

Total Securities sold short (Proceeds $1,974,602,775)		$1,988,436,491

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

				Unrealized
Contracts to Buy				Appreciation
or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Sell	AUD	2,920,000	07/08	($20,145)
Buy	BRL	226,405,908	07/08	21,931,385
Sell	BRL	226,405,908	07/08	(6,941,633)
Buy	BRL	134,792,110	12/08	2,709,120
Sell	BRL	51,669,772	12/08	(2,438,086)
Sell	CAD	1,823,000	08/08	14,761
Sell	CHF	4,140,000	09/08	(75,685)
Buy	CNY	237,059,211	03/09	2,614,502
Sell	CNY	237,059,211	03/09	(2,205,645)
Sell	EUR	20,780,000	07/08	(334,637)
Sell	GBP	44,069,000	08/08	(475,832)
Buy	JPY	3,390,905,000	07/08	487,253
Sell	JPY	13,070,503,000	07/08	(2,047,100)
Buy	KRW	2,666,649,780	08/08	(264,123)
Sell	KRW	2,021,758,609	08/08	17,089
Sell	KRW	644,891,171	08/08	(2,400)
Buy	MXN	745,045,067	07/08	5,709,593
Sell	MXN	745,045,067	07/08	(2,545,134)
Buy	MXN	388,535,580	11/08	346,507
Buy	MYR	8,018,198	11/08	(40,916)
Buy	MYR	9,859,660	02/09	(57,681)
Buy	PLN	48,777,371	07/08	4,945,387
Sell	PLN	48,777,371	07/08	(720,646)
Buy	PLN	48,777,371	05/09	679,639
Buy	RUB	90,484,500	07/08	276,609
Sell	RUB	90,484,500	07/08	(63,505)
Buy	RUB	472,805,850	11/08	850,326
Sell	RUB	311,049,275	11/08	(803,968)
Buy	RUB	90,484,500	05/09	89,400
Buy	SGD	25,751,746	11/08	189,397

				$21,823,832

(f)	The amount of $30,190,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/08)	236	EUR 236,000,000	($787,527)
3-Month Euribor (03/09)	67	67,000,000	(207,150)
3-Month Euribor (06/09)	1,275	1,275,000,000	(6,173,546)
3-Month Euribor (12/09)	16	16,000,000	(104,431)
3-Month Euribor Put Options Strike @ EUR 93.25 (03/09)	550	550,000,000	56,003
Euro-Bobl 5-Year Notes Call Options Strike @ 116.50 (09/08)	23	2,300,000	—
Eurodollar (09/08)	182	$182,000,000	939,575
Eurodollar (12/08)	1,357	1,357,000,000	4,507,732
Eurodollar (03/09)	2,691	2,691,000,000	7,930,230
Eurodollar (06/09)	2,336	2,336,000,000	2,918,552
Eurodollar (09/09)	2,221	2,221,000,000	1,878,865
Eurodollar (12/09)	1,087	1,087,000,000	(918,300)
Eurodollar (03/10)	1,067	1,067,000,000	(999,734)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	986	GBP 493,000,000	(1,391,315)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	281	140,500,000	(937,254)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	153	76,500,000	(417,639)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	235	117,500,000	(626,779)
U.S. Treasury 10-Year Notes (09/08)	4,979	$497,900,000	1,240,375

Short Futures Outstanding

3-Month Euribor (09/08)	121	EUR 121,000,000	441,810
Euro-Bobl 5-Year Notes (09/08)	168	16,800,000	407,754
Euro-Bund 10-Year Notes (09/08)	1,254	125,400,000	2,454,050
Euro-Schatz 2-Year Notes (09/08)	470	47,000,000	560,422
Japanese Government 10-Year Bonds (09/08)	16	JPY 1,600,000,000	(267,023)
United Kingdom Gilt 10-Year Notes (09/08)	101	GBP 10,100,000	283,103

			$10,787,773

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(g)	Purchased options outstanding as of June 30, 2008 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Barclays	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.450%	08/03/09	$2,300,000	$25,070	$10,507
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.450%	08/03/09	15,900,000	172,680	72,632
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap ж	Pay	3.850%	08/03/09	9,800,000	103,635	67,532

						$301,385	$150,671

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26 ж	$86.00	07/01/08	$300,000,000	$23,437	$—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/27 ж	90.50	07/01/08	150,000,000	11,719	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/09/12 ж	102.50	07/01/08	375,000,000	29,297	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.625% due 04/15/28 ж	106.50	07/01/08	190,000,000	14,844	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/25 ж	92.00	07/07/08	196,300,000	15,336	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 1.625% due 01/15/15 ж	94.50	07/07/08	250,000,000	19,531	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 07/15/14 ж	97.00	07/07/08	250,000,000	19,531	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/10 ж	98.00	07/07/08	350,000,000	27,344	3,500
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14 ж	98.00	07/07/08	200,000,000	15,625	—
Merrill Lynch	Call - OTC Fannie Mae 5.000% due 07/26/38 ж	106.00	07/07/08	700,000	82	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 04/15/29 ж	109.50	07/07/08	30,000,000	2,344	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/13 ж	95.50	07/08/08	60,000,000	14,063	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 04/15/29 ж	106.00	07/09/08	150,000,000	35,156	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 1.750% due 01/15/28 ж	76.50	07/10/08	50,000,000	11,719	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/17 ж	98.00	07/10/08	150,000,000	11,719	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.500% due 01/15/11 ж	104.00	07/10/08	125,000,000	9,766	51,250
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26 ж	85.00	07/11/08	10,000,000	781	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/16 ж	96.00	07/14/08	35,000,000	2,734	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15 ж	95.00	07/16/08	90,000,000	7,031	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.500% due 07/15/16 ж	95.00	07/16/08	125,000,000	29,297	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.500% due 01/15/11 ж	103.50	07/21/08	40,000,000	3,125	75,600
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12 ж	102.50	07/23/08	50,000,000	3,906	16,500
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/16 ж	90.00	07/25/08	55,000,000	12,891	—

					$321,278	$146,850

Foreign Currency Options

		Exercise	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Goldman Sachs	Call - OTC Japanese yen versus U.S. dollar ж	JPY 111.00	12/01/08	$13,000,000	$235,300	$92,503
Morgan Stanley	Call - OTC U.S. dollar versus Euro ж	$1.39	07/08/10	EUR 21,000,000	1,106,348	3,586,531
Morgan Stanley	Put - OTC U.S. dollar versus Euro ж	1.39	07/08/10	21,000,000	1,106,348	727,993

					$2,447,996	$4,407,027

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Citigroup	Put - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	$92.00	08/22/08	2,213	$40,111	$34,578
Citigroup	Call - CBOT U.S. Treasury 2-Yr Note Futures (09/08)	111.00	08/22/08	1,035	34,931	16,172
Citigroup	Call - CBOT U.S. Treasury 5-Yr Note Futures (09/08)	126.00	08/22/08	1,301	23,581	10,164
Citigroup	Call - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	135.00	08/22/08	1,891	34,274	29,547
Citigroup	Call - CBOT U.S. Treasury Bond Futures (09/08)	142.00	08/22/08	800	14,500	12,500
Citigroup	Call - CBOT U.S. Treasury Bond Futures (09/08)	144.00	08/22/08	1,500	27,187	23,438
Citigroup	Call - CBOT U.S. Treasury Bond Futures (09/08)	145.00	08/22/08	1,150	20,844	17,969
JPMorgan Chase	Call - CBOT U.S. Treasury Bond Futures (09/08)	150.00	08/22/08	600	10,875	9,375

					$206,303	$153,743

Total Purchased Options					$3,276,962	$4,858,291

(h)	Transactions in written options for the period ended June 30, 2008 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2007	572,002,324	$16,590,600
Call Options Written	9,606,048	5,331,695
Put Options Written	74,723,846	3,664,269
Call Options Expired	(12,100,000)	(151,478)
Put Options Expired	(12,100,000)	(554,794)
Call Options Repurchased	(63,004,307)	(3,177,910)
Put Options Repurchased	(10,983,289)	(1,453,822)

Outstanding, June 30, 2008	558,144,622	$20,248,560

(i)	Premiums received and value of written options outstanding as of June 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Bank of America	Call - OTC 30-Yr Interest Rate Swap ж	Receive	5.670%	08/07/08	$10,300,000	$496,975	$1,090,348
Bank of America	Put - OTC 30-Yr Interest Rate Swap ж	Pay	5.670%	08/07/08	10,300,000	375,950	4,027
Citigroup	Call - OTC 30-Yr Interest Rate Swap ж	Receive	5.670%	08/07/08	12,900,000	539,220	1,365,581
Citigroup	Put - OTC 30-Yr Interest Rate Swap ж	Pay	5.670%	08/07/08	12,900,000	544,380	5,044
Barclays	Call - OTC 10-Yr Interest Rate Swap ж	Receive	5.250%	09/15/08	26,000,000	692,250	1,174,966
Barclays	Put - OTC 10-Yr Interest Rate Swap ж	Pay	5.250%	09/15/08	26,000,000	692,250	118,820
Goldman Sachs	Call - OTC 10-Yr Interest Rate Swap ж	Receive	5.250%	09/15/08	51,700,000	1,297,670	2,336,375
Goldman Sachs	Put - OTC 10-Yr Interest Rate Swap ж	Pay	5.250%	09/15/08	51,700,000	1,251,140	236,269
Royal Bank of Scotland	Call - OTC 10-Yr Interest Rate Swap ж	Receive	5.250%	09/15/08	37,000,000	928,700	1,672,067
Royal Bank of Scotland	Put - OTC 10-Yr Interest Rate Swap ж	Pay	5.250%	09/15/08	37,000,000	895,400	169,090
Barclays	Call - OTC 5-Yr Interest Rate Swap ж	Receive	4.150%	08/03/09	1,000,000	25,100	13,340
Royal Bank of Scotland	Call - OTC 7-Yr Interest Rate Swap ж	Receive	4.400%	08/03/09	5,300,000	173,778	99,224
Royal Bank of Scotland	Call - OTC 7-Yr Interest Rate Swap ж	Receive	4.550%	08/03/09	3,300,000	101,039	72,946
Goldman Sachs	Call - OTC 7-Yr Interest Rate Swap ж	Receive	5.365%	09/20/10	25,000,000	803,750	1,167,375
Goldman Sachs	Put - OTC 7-Yr Interest Rate Swap ж	Pay	5.365%	09/20/10	25,000,000	803,750	716,900
Lehman	Call - OTC 7-Yr Interest Rate Swap ж	Receive	5.365%	09/20/10	48,000,000	1,308,000	2,241,360
Lehman	Put - OTC 7-Yr Interest Rate Swap ж	Pay	5.365%	09/20/10	48,000,000	1,804,800	1,376,448
Royal Bank of Scotland	Call - OTC 7-Yr Interest Rate Swap ж	Receive	5.365%	09/20/10	25,000,000	786,125	1,167,375
Royal Bank of Scotland	Put - OTC 7-Yr Interest Rate Swap ж	Pay	5.365%	09/20/10	25,000,000	786,125	716,900

						$14,306,402	$15,744,455

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury Bond Futures (09/08)	$109.00	08/22/08	176	$93,060	$22,000
Citigroup	Put - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	111.00	08/22/08	730	550,355	250,937
Citigroup	Put - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	112.00	08/22/08	393	428,861	221,062
Citigroup	Put - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	113.00	08/22/08	269	290,964	239,578
Citigroup	Call - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	116.00	08/22/08	1,491	1,418,524	815,391
Citigroup	Call - CBOT U.S. Treasury 10-Yr Note Futures (09/08)	117.00	08/22/08	269	272,482	92,469
Citigroup	Call - CBOT U.S. Treasury Bond Futures (09/08)	117.00	08/22/08	543	507,857	551,484
Citigroup	Call - CBOT U.S. Treasury Bond Futures (09/08)	119.00	08/22/08	368	447,232	178,250
Citigroup	Call - CBOT U.S. Treasury Bond Futures (09/08)	120.00	08/22/08	383	436,499	125,672

					$4,445,834	$2,496,843

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Foreign Currency Options

		Exercise	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Premium	Value

Goldman Sachs	Put - OTC Japanese yen versus U.S. dollar ж	JPY 100.00	12/01/08	$13,000,000	$215,150	$178,506
JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar ж	95.00	03/05/09	31,870,000	640,587	412,755
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar ж	95.00	03/05/09	31,870,000	640,587	412,755

					$1,496,324	$1,004,016

Total Written Options					$20,248,560	$19,245,314

(j)	Securities with an aggregate market value of $50,552,713 were pledged as collateral for swap contracts as of June 30, 2008.

(k)	Swap agreements outstanding as of June 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	1.400%	09/20/08	$4,600,000	($123,841)
Goldman Sachs	Ford Motor Credit Co LLC 7.000% due 10/01/13 ж	Sell	1.400%	09/20/08	11,500,000	(205,731)
Lehman Brothers	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Sell	1.425%	09/20/08	6,700,000	(179,997)
Deutsche Bank	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Buy	(4.250%)	09/20/08	1,100,000	22,481
Goldman Sachs	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Buy	(5.050%)	09/20/08	100,000	1,862
Deutsche Bank	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Buy	(5.150%)	09/20/08	6,200,000	114,017
Barclays	Vnesheconom Bank 0.000% due 07/12/09 ж	Sell	0.650%	11/20/08	2,600,000	(11,652)
Credit Suisse	Gazprom Capital 8.625% due 04/28/34 ж	Sell	1.000%	11/20/08	3,700,000	1,165
Barclays	Republic of Panama 8.875% due 09/30/27 ж	Sell	0.300%	12/20/08	6,800,000	(5,019)
Morgan Stanley	Republic of Panama 8.875% due 09/30/27 ж	Sell	0.300%	12/20/08	2,300,000	(1,698)
Deutsche Bank	Russian Federation 7.500% due 03/31/30 ж	Sell	0.325%	12/20/08	4,500,000	(2,737)
Barclays	Russian Federation 7.500% due 03/31/30 ж	Sell	0.330%	12/20/08	4,600,000	(2,687)
Barclays	Republic of Peru 8.750% due 11/21/33 ж	Sell	0.350%	12/20/08	4,600,000	2,663
Lehman Brothers	Republic of Peru 9.125% due 02/21/12 ж	Sell	0.370%	12/20/08	4,500,000	3,038
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14 ж	Sell	0.510%	12/20/08	9,400,000	(10,811)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 ж	Sell	0.780%	12/20/08	4,600,000	(21,608)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13 ж	Sell	0.790%	12/20/08	4,500,000	(20,922)
Bank of America	General Electric Capital Corp 6.000% due 06/15/12 ж	Sell	0.770%	03/20/09	2,300,000	(5,971)
Goldman Sachs	General Electric Capital Corp 6.000% due 06/15/12 ж	Sell	0.750%	06/20/09	3,000,000	(8,235)
Bank of America	General Electric Capital Corp 6.000% due 06/15/12 ж	Sell	0.850%	12/20/09	2,900,000	(14,859)
Barclays	General Electric Capital Corp 6.000% due 06/15/12 ж	Sell	0.935%	12/20/10	3,000,000	(30,458)
Goldman Sachs	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Sell	3.400%	06/20/11	700,000	(191,879)
Bank of America	Falconbridge Ltd 7.350% due 06/05/12 ж	Buy	(0.910%)	06/20/12	3,700,000	63,253
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	0.970%	06/20/12	1,000,000	(33,816)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.010%	06/20/12	1,000,000	(32,400)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.040%	06/20/12	800,000	(25,071)
Bear Stearns	Dow Jones CDX NA HY-8 Index ж	Buy	(2.750%)	06/20/12	47,757,600	2,817,048
Lehman Brothers	Dow Jones CDX NA HY-8 Index ж	Buy	(2.750%)	06/20/12	11,741,400	540,399
Morgan Stanley	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Sell	6.850%	06/20/12	2,200,000	(515,689)
Bank of America	UST Inc 6.625% due 07/15/12 ж	Buy	(0.340%)	09/20/12	8,900,000	17,057
Royal Bank of Scotland	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	0.660%	09/20/12	2,500,000	(196,600)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15 ж	Sell	0.720%	09/20/12	5,000,000	(66,125)
Lehman Brothers	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.720%	09/20/12	3,000,000	(71,039)
Credit Suisse	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.740%	09/20/12	1,000,000	(22,933)
Bear Stearns	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.750%	09/20/12	2,900,000	(65,422)
Merrill Lynch	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.750%	09/20/12	1,000,000	(22,559)
Royal Bank of Scotland	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.780%	09/20/12	1,000,000	(21,439)
Bear Stearns	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Sell	0.800%	09/20/12	2,600,000	(53,799)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	0.900%	09/20/12	1,000,000	(70,417)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	1.120%	09/20/12	1,100,000	(69,167)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/12 ж	Sell	1.200%	09/20/12	1,100,000	(66,152)
Lehman Brothers	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.380%	09/20/12	3,100,000	(69,283)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.550%	09/20/12	2,900,000	(46,444)
UBS	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	1.550%	09/20/12	5,000,000	(80,076)
Barclays	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Sell	3.050%	09/20/12	900,000	(283,044)
Goldman Sachs	General Motors Acceptance Corp LLC 6.875% due 08/28/12 ж	Sell	3.050%	09/20/12	4,100,000	(1,289,423)
Citigroup	RH Donnelley Corp 8.875% due 01/15/16 ж	Sell	3.400%	09/20/12	3,900,000	(1,190,468)
Barclays	Ford Motor Credit Co LLC 7.000% due 10/01/13 ж	Sell	3.800%	09/20/12	2,000,000	(477,277)
Morgan Stanley	Ford Motor Credit Co LLC 7.000% due 10/01/13 ж	Sell	3.800%	09/20/12	3,200,000	(763,643)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Buy	(5.000%)	09/20/12	3,500,000	963,364
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	5.350%	09/20/12	100,000	(26,820)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	5.400%	09/20/12	6,200,000	(1,656,618)
Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	6.300%	09/20/12	200,000	(49,817)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12 ж	Sell	7.000%	09/20/12	$2,600,000	($610,985)
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Buy	(0.390%)	12/20/12	8,600,000	325,064
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12 ж	Buy	(0.400%)	12/20/12	6,500,000	243,140
Lehman Brothers	Dow Jones CDX NA IG9 Index ж	Buy	(0.600%)	12/20/12	7,900,000	175,703
Merrill Lynch	Dow Jones CDX NA IG9 Index ж	Buy	(0.600%)	12/20/12	53,900,000	2,066,912
Morgan Stanley	Dow Jones CDX NA IG9 Index ж	Buy	(0.600%)	12/20/12	50,900,000	1,951,884
Bank of America	AutoZone Inc 5.875% due 10/15/12 ж	Buy	(0.620%)	12/20/12	2,000,000	21,488
Deutsche Bank	Dow Jones CDX NA IG9 Index ж	Sell	0.701%	12/20/12	23,900,000	172,277
Deutsche Bank	Dow Jones CDX NA IG9 Index ж	Sell	0.708%	12/20/12	1,100,000	8,206
Deutsche Bank	Dow Jones CDX NA IG9 Index ж	Sell	0.710%	12/20/12	500,000	3,780
UBS	Merrill Lynch & Co Inc 5.000% due 01/15/15 ж	Buy	(0.920%)	12/20/12	4,000,000	247,813
Bank of America	Merrill Lynch & Co Inc 5.000% due 01/15/15 ж	Buy	(0.950%)	12/20/12	1,500,000	91,277
Goldman Sachs	The Bear Stearns Cos Inc 5.300% due 10/30/15 ж	Buy	(1.780%)	12/20/12	3,100,000.00	(88,342)
Credit Suisse	Henkel AG & Co 4.250% due 06/10/13 ж	Sell	0.430%	03/20/13	EUR 5,000,000	(48,785)
UBS	Fannie Mae 5.250% due 08/01/12 ж	Sell	1.350%	03/20/13	$19,000,000	(147,909)
BNP Paribas	Merrill Lynch & Co Inc 5.450% due 02/05/13 ж	Buy	(1.380%)	03/20/13	9,000,000	409,824
Royal Bank of Scotland	American International Group Inc 6.250% due 05/01/36 ж	Sell	1.975%	03/20/13	8,800,000	(67,935)
Morgan Stanley	Chesapeake Energy Corp 6.875% due 01/15/16 ж	Sell	2.050%	03/20/13	3,700,000	(11,813)
Barclays	Rexam PLC 6.7500% due 06/01/13 ж	Buy	(1.450%)	06/20/13	4,200,000	17,580
Barclays	Dow Jones CDX NA IG10 Index ж	Buy	(1.550%)	06/20/13	23,700,000	(13,847)
Deutsche Bank	Dow Jones CDX NA IG10 Index ж	Buy	(1.550%)	06/20/13	87,500,000	534,165
Goldman Sachs	Dow Jones CDX NA IG10 Index ж	Buy	(1.550%)	06/20/13	58,100,000	218,802
Merrill Lynch	Dow Jones CDX NA IG10 Index ж	Buy	(1.550%)	06/20/13	11,400,000	(17,764)
Morgan Stanley	Dow Jones CDX NA IG10 Index ж	Buy	(1.550%)	06/20/13	14,600,000	347
Morgan Stanley	Embarq Corp 7.080% due 06/01/16 ж	Buy	(2.140%)	06/20/13	5,000,000	38,799
Bank of America	Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13 ж	Buy	(0.460%)	12/20/13	6,200,000	115,210
Bank of America	Tyco International Group SA 6.000% due 11/15/13 ж	Buy	(0.750%)	12/20/13	2,000,000	17,423
Deutsche Bank	International Lease Finance Corp 6.625% due 11/15/13 ж	Buy	(1.600%)	12/20/13	3,200,000	183,534
Bank of America	Liberty Mutual Group 5.750% due 03/15/14 ж	Buy	(1.390%)	03/20/14	3,600,000	64,271
Bank of America	Duke Capital LLC 5.668% due 08/15/14 ж	Buy	(0.830%)	09/20/14	5,200,000	20,488
Barclays	The Black & Decker Corp 4.750% due 11/01/14 ж	Buy	(1.180%)	12/20/14	3,000,000	13,571
Morgan Stanley	American Electric Power Co Inc 5.250% due 06/01/15 ж	Buy	(0.470%)	06/20/15	2,700,000	36,942
Citigroup	Exelon Corp 4.900% due 06/15/15 ж	Buy	(0.960%)	06/20/15	6,000,000	81,284
Deutsche Bank	Marsh & McLennan Cos Inc 5.750% due 09/15/15 ж	Buy	(0.600%)	09/20/15	3,000,000	40,842
Royal Bank of Scotland	Simon Property Group LP5.750% due 12/01/15 ж	Buy	(1.010%)	12/20/15	2,700,000	35,885
Bank of America	ProLogis Trust 5.625% due 11/15/15 ж	Buy	(1.480%)	12/20/15	8,000,000	269,245
Deutsche Bank	The Home Depot Inc 5.400% due 03/01/16 ж	Buy	(1.565%)	03/20/16	1,250,000	(15,576)
Bank of America	AutoZone Inc 6.950% due 06/15/16 ж	Buy	(0.870%)	06/20/16	5,000,000	59,714
Citigroup	Omincom Group Inc 5.900% due 04/15/16 ж	Buy	(0.940%)	06/20/16	1,250,000	(22,636)
Bank of America	Western Union Co 5.930% due 10/01/16 ж	Buy	(0.795%)	12/20/16	8,000,000	87,420
Citigroup	Masco BP Corp 6.125% due 10/03/16 ж	Buy	(1.910%)	12/20/16	5,300,000	181,317
Royal Bank of Scotland	Macys Retail Holdings Inc 5.900% due 12/01/16 ж	Buy	(2.111%)	12/20/16	2,000,000	46,358
Lehman Brothers	United Mexican States 7.500% due 04/08/33 ж	Sell	0.670%	01/20/17	3,300,000	(146,410)
Bank of America	Southwest Airlines Co 5.125% due 03/01/17 ж	Buy	(1.320%)	03/20/17	3,000,000	136,425
Deutsche Bank	Cardinal Health Inc 6.000% due 06/15/17 ж	Buy	(0.590%)	06/20/17	1,000,000	9,528
Barclays	Prudential Financial Inc 6.100% due 06/15/17 ж	Buy	(0.870%)	06/20/17	1,000,000	24,429
Deutsche Bank	Macys Retail Holdings Inc 7.450% due 07/15/17 ж	Buy	(2.110%)	09/20/17	1,000,000	24,478
Morgan Stanley	Limited Brands Inc 6.900% due 07/15/17 ж	Buy	(3.113%)	09/20/17	1,000,000	(16,159)
Credit Suisse	Nucor Corp 5.750% due 12/01/17 ж	Buy	(0.486%)	12/20/17	2,000,000	8,112
Credit Suisse	The Bear Stearns Co Inc 6.400% due 10/02/17 ж	Buy	(0.760%)	12/20/17	5,600,000	116,237
Bank of America	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	5,200,000	185,584
Barclays	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	93,000,000	3,094,514
Goldman Sachs	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	13,300,000	467,172
Lehman Brothers	Dow Jones CDX NA IG9 Index ж	Buy	(0.800%)	12/20/17	13,700,000	481,388
BNP Paribas	The Bear Stearns Co Inc 6.400% due 10/02/17 ж	Buy	(0.810%)	12/20/17	1,000,000	17,172
Lehman Brothers	Motorola Inc 6.000% due 11/15/17 ж	Buy	(1.020%)	12/20/17	2,000,000	248,051
Bank of America	Viacom Inc 6.125% due 10/05/17 ж	Buy	(1.110%)	12/20/17	2,000,000	61,138
Bank of America	Ace INA Holdings Inc 5.800% due 03/15/18 ж	Buy	(0.500%)	03/20/18	5,300,000	126,605
Goldman Sachs	Kraft Foods Inc 6.125% due 02/01/18 ж	Buy	(0.860%)	03/20/18	2,000,000	43,445
Deutsche Bank	The Bear Stearns Co Inc 7.250% due 02/01/18 ж	Buy	(0.870%)	03/20/18	3,800,000	49,791
Deutsche Bank	Nordstrom Inc 6.250% due 01/15/18 ж	Buy	(0.975%)	03/20/18	5,000,000	71,522
Bank of America	Nordstrom Inc 6.250% due 01/15/18 ж	Buy	(0.990%)	03/20/18	2,400,000	31,718
Royal Bank of Scotland	Kraft Foods Inc 6.125% due 02/01/18 ж	Buy	(1.130%)	03/20/18	1,000,000	2,015
Bank of America	Pactiv Corp 6.400% due 01/15/18 ж	Buy	(1.170%)	03/20/18	1,500,000	(15,690)
BNP Paribas	The Bear Stearns Co Inc 7.250% due 02/01/18 ж	Buy	(2.180%)	03/20/18	8,000,000	(660,067)
Goldman Sachs	Health Care Properties Inc 6.700% due 01/30/18 ж	Buy	(2.910%)	03/20/18	3,000,000	(143,321)
Bank of America	Baxter International Inc 5.375% due 06/01/18 ж	Buy	(0.310%)	06/20/18	4,700,000	4,458
Goldman Sachs	The Travelers Cos Inc 5.800% due 05/15/18 ж	Buy	(0.590%)	06/20/18	300,000	5,090

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	The Travelers Cos Inc 5.800% due 05/15/18 ж	Buy	(0.620%)	06/20/18	$5,000,000	$73,350
Barclays	Genworth Financial Inc 6.515% due 05/22/18 ж	Buy	(0.830%)	06/20/18	4,000,000	434,185
Barclays	Genworth Financial Inc 6.515% due 05/22/18 ж	Buy	(0.960%)	06/20/18	100,000	10,010
Citigroup	Kraft Foods Inc 6.125% due 08/23/18 ж	Buy	(0.980%)	06/20/18	2,000,000	27,105
Deutsche Bank	Genworth Financial Inc 6.515% due 05/22/18 ж	Buy	(0.980%)	06/20/18	600,000	59,274
Morgan Stanley	Prologis Trust 6.625% due 05/15/18 ж	Buy	(1.320%)	06/20/18	5,400,000	274,831
Citigroup	Merrill Lynch & Co Inc 6.875% due 04/25/18 ж	Buy	(1.380%)	06/20/18	2,600,000	125,751
Bank of America	Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18 ж	Buy	(1.490%)	06/20/18	3,900,000	288,317
Goldman Sachs	Dow Jones CDX NA IG10 Index ж	Buy	(1.500%)	06/20/18	7,500,000	121,348
Morgan Stanley	Telecom Italia Capital Co 6.999% due 06/04/18 ж	Buy	(1.550%)	06/20/18	3,300,000	44,893
Bank of America	Tyco International Finance Co 7.000% due 12/15/19 ж	Buy	(1.120%)	12/20/19	4,000,000	86,332
Lehman Brothers	Dow Jones ABX NA HE.A Index ж	Sell	0.640%	08/25/37	1,000,000	(267,900)
Morgan Stanley	Commercial Mortgage-Backed Securities Index ж	Sell	0.080%	12/13/49	10,700,000	887,646

						$9,570,041

(1)  If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley	6-Month JPY-LIBOR ж	Pay	1.000%	03/18/09	JPY 12,000,000,000	$137,061
Barclays	6-Month GBP-LIBOR ж	Pay	5.000%	06/15/09	GBP 8,800,000	(104,776)
Barclays	6-Month Australian Bank Bill ж	Pay	7.000%	12/15/09	AUD 56,500,000	(530,322)
Morgan Stanley	6-Month Australian Bank Bill ж	Pay	7.000%	12/15/09	58,400,000	(550,430)
Deutsche Bank	3-Month USD-LIBOR ж	Pay	4.000%	12/17/09	$19,200,000	(58,990)
Merrill Lynch	3-Month USD-LIBOR ж	Pay	4.000%	12/17/09	3,800,000	(8,939)
Morgan Stanley	3-Month USD-LIBOR ж	Pay	4.000%	12/17/09	331,000,000	(841,534)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Pay	4.000%	12/17/09	49,100,000	(226,569)
Morgan Stanley	6-Month GBP-LIBOR ж	Pay	5.000%	12/19/09	GBP 76,900,000	(1,618,851)
Citigroup	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	AUD 14,800,000	(290,781)
Deutsche Bank	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	58,000,000	(1,127,987)
JPMorgan Chase	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	9,700,000	(191,249)
Royal Bank of Canada	6-Month Australian Bank Bill ж	Pay	6.500%	01/15/10	6,000,000	(115,244)
Deutsche Bank	6-Month EUR-LIBOR ж	Pay	4.500%	03/19/10	EUR 43,000,000	(868,395)
Morgan Stanley	6-Month EUR-LIBOR ж	Pay	4.500%	03/19/10	42,900,000	(866,252)
Deutsche Bank	6-Month GBP-LIBOR ж	Pay	6.000%	03/20/10	GBP 173,900,000	(4,159,317)
Merrill Lynch	3-Month USD-LIBOR ж	Pay	4.000%	06/17/10	$24,400,000	106,509
Royal Bank of Scotland	3-Month USD-LIBOR ж	Pay	4.000%	06/17/10	138,500,000	629,152
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.103%	09/14/10	EUR 10,000,000	(229,707)
Credit Suisse	6-Month GBP-LIBOR ж	Pay	5.000%	09/15/10	GBP 29,000,000	(585,944)
Royal Bank of Scotland	6-Month GBP-LIBOR ж	Pay	5.000%	09/15/10	21,400,000	(403,782)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.090%	10/15/10	EUR 5,300,000	(112,129)
Barclays	France CPI Excluding Tobacco ж	Pay	2.103%	10/15/10	1,100,000	(23,093)
UBS	France CPI Excluding Tobacco ж	Pay	2.146%	10/15/10	3,800,000	(86,563)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.040%	02/21/11	10,200,000	(339,988)
Deutsche Bank	6-Month Australian Bank Bill ж	Pay	7.500%	06/15/11	AUD 221,900,000	(576,085)
JPMorgan Chase	France CPI Excluding Tobacco ж	Pay	2.028%	10/15/11	EUR 7,400,000	(295,891)
UBS	France CPI Excluding Tobacco ж	Pay	2.095%	10/15/11	15,100,000	(508,698)
JPMorgan Chase	France CPI Excluding Tobacco ж	Pay	1.973%	12/15/11	12,100,000	(643,917)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.976%	12/15/11	10,800,000	(551,883)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	1.988%	12/15/11	15,600,000	(787,834)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	10.115%	01/02/12	BRL 21,000,000	(1,291,850)
UBS	BRL-CDI-Compounded ж	Pay	10.575%	01/02/12	99,400,000	(6,101,207)
Barclays	BRL-CDI-Compounded ж	Pay	10.680%	01/02/12	129,300,000	(6,003,886)
Barclays	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	2,000,000	(50,199)
Merrill Lynch	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	48,000,000	(1,256,315)
Morgan Stanley	BRL-CDI-Compounded ж	Pay	12.540%	01/02/12	13,000,000	(352,780)
Barclays	France CPI Excluding Tobacco ж	Pay	1.948%	03/15/12	EUR 3,800,000	(224,054)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	1.983%	03/15/12	6,000,000	(343,295)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.995%	03/15/12	29,100,000	(1,593,452)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.955%	03/28/12	1,100,000	(52,775)
Royal Bank of Scotland	France CPI Excluding Tobacco ж	Pay	1.950%	03/30/12	4,100,000	(200,014)
Goldman Sachs	France CPI Excluding Tobacco ж	Pay	1.960%	03/30/12	2,000,000	(117,870)
Barclays	France CPI Excluding Tobacco ж	Pay	1.960%	04/05/12	900,000	(52,536)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Barclays	France CPI Excluding Tobacco ж	Pay	1.980%	04/30/12	EUR 2,800,000	($165,281)
Barclays	France CPI Excluding Tobacco ж	Pay	2.070%	09/14/12	17,500,000	(924,526)
Morgan Stanley	6-Month GBP-LIBOR ж	Receive	5.000%	09/17/13	GBP 24,200,000	1,588,145
Royal Bank of Scotland	3-Month USD-LIBOR ж	Pay	4.000%	12/17/13	$42,800,000	34,182
Goldman Sachs	6-Month GBP-LIBOR ж	Receive	5.000%	09/15/15	GBP 13,400,000	833,775
Citigroup	3-Month USD-LIBOR ж	Receive	5.000%	12/17/15	$41,400,000	342,671
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	12/17/15	15,800,000	313,277
Morgan Stanley	3-Month USD-LIBOR ж	Receive	5.000%	12/17/15	8,800,000	19,026
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/15	8,600,000	19,196
Barclays	France CPI Excluding Tobacco ж	Pay	2.138%	01/19/16	EUR 1,800,000	(91,462)
BNP Paribas	France CPI Excluding Tobacco ж	Pay	2.150%	01/19/16	15,000,000	(725,901)
Barclays	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.720%	09/05/16	MXN 49,000,000	(279,796)
UBS	Eurostat Eurozone HICP Excluding Tobacco ж	Receive	2.275%	10/15/16	EUR 7,500,000	(89,201)
UBS	France CPI Excluding Tobacco ж	Pay	2.350%	10/15/16	7,500,000	(89,201)
JPMorgan Chase	France CPI Excluding Tobacco ж	Pay	2.353%	10/15/16	7,100,000	(68,832)
Barclays	United Kingdom RPI Index ж	Pay	3.100%	11/14/16	GBP 10,000,000	(1,286,169)
Barclays	28-Day Mexico Interbank TIIE Banxico ж	Pay	8.330%	02/14/17	MXN 35,000,000	(289,330)
Credit Suisse	6-Month EUR-LIBOR ж	Receive	4.000%	06/15/17	EUR 21,800,000	2,552,779
Barclays	United Kingdom RPI Index ж	Pay	3.250%	12/14/17	GBP 10,200,000	(1,017,762)
Barclays	6-Month Australian Bank Bill ж	Receive	6.750%	12/15/17	AUD 7,000,000	306,976
Morgan Stanley	6-Month Australian Bank Bill ж	Receive	6.750%	12/15/17	7,300,000	323,006
Barclays	6-Month JPY-LIBOR ж	Receive	2.000%	12/17/17	JPY 840,000,000	(65,020)
Deutsche Bank	6-Month JPY-LIBOR ж	Receive	2.000%	12/17/17	3,260,000,000	(270,972)
Royal Bank of Scotland	6-Month JPY-LIBOR ж	Receive	2.000%	12/17/17	3,470,000,000	(293,141)
Royal Bank of Scotland	United Kingdom RPI Index ж	Pay	3.183%	12/19/17	GBP 18,700,000	(2,011,323)
Bank of America	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	$32,100,000	(342,192)
Barclays	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	104,800,000	(671,788)
Citigroup	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	24,500,000	2,690
Morgan Stanley	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	97,100,000	697,207
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/18	134,000,000	772,746
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	12/20/21	23,400,000	(2,061,949)
Bank of America	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	1,900,000	(29,106)
Lehman Brothers	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	19,400,000	(93,684)
Merrill Lynch	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	89,300,000	(899,737)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/23	37,400,000	(328,071)
Deutsche Bank	3-Month USD-LIBOR ж	Receive	5.000%	12/20/26	24,700,000	(2,552,661)
Bank of America	3-Month USD-LIBOR ж	Pay	5.000%	06/20/27	15,000,000	587,792
Royal Bank of Scotland	United Kingdom RPI Index ж	Pay	3.440%	09/10/27	GBP 4,700,000	(776,058)
Morgan Stanley	6-Month EUR-LIBOR ж	Pay	4.500%	06/18/34	EUR 8,700,000	96,579
Barclays	6-Month GBP-LIBOR ж	Receive	4.000%	12/15/35	GBP 15,000,000	322,294
Credit Suisse	6-Month GBP-LIBOR ж	Receive	4.000%	12/15/35	11,500,000	284,082
HSBC	6-Month GBP-LIBOR ж	Receive	4.250%	06/12/36	6,700,000	1,239,257
Citigroup	3-Month USD-LIBOR ж	Receive	5.000%	12/17/38	$50,900,000	(684,940)
Royal Bank of Scotland	3-Month USD-LIBOR ж	Receive	5.000%	12/17/38	31,400,000	(723,701)

						($39,968,785)

Total Swap Agreements						($30,398,744)

(l)	Securities with an aggregate market value of $19,920,623 were pledged as collateral for securities purchased on a delayed-delivery basis as of June 30, 2008.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.33%

Consumer Discretionary - 16.46%

Comcast Corp ‘A’	4,031,200	$76,471,864
J.C. Penney Co Inc †	342,600	12,432,954
Liberty Media Corp — Entertainment ‘A’ *	849,660	20,587,262
Liberty Media Corp — Interactive ‘A’ * †	1,281,525	18,915,309
Lowe’s Cos Inc	600,100	12,452,075
Macy’s Inc	614,200	11,927,764
News Corp ‘B’	1,606,000	24,652,100
The Home Depot Inc †	456,800	10,698,256
Time Warner Inc †	4,720,000	69,856,000
Viacom Inc ‘B’ *	2,041,800	62,356,572

		320,350,156

Consumer Staples - 18.36%

Altria Group Inc †	524,400	10,781,664
Cadbury PLC ADR (United Kingdom)	896,176	45,095,576
CVS Caremark Corp	495,900	19,622,763
Dr Pepper Snapple Group Inc * †	529,432	11,107,483
Kimberly-Clark Corp	463,900	27,731,942
Kraft Foods Inc ‘A’	1,798,479	51,166,728
Phillip Morris International Inc	487,900	24,097,381
Sara Lee Corp	603,000	7,386,750
The Coca-Cola Co	556,900	28,947,662
The Procter & Gamble Co	206,300	12,545,103
Unilever NV ‘NY’ (Netherlands)	1,380,000	39,192,000
Wal-Mart Stores Inc	1,419,300	79,764,660

		357,439,712

Financials - 24.09%

Aflac Inc	126,900	7,969,320
American International Group Inc	571,500	15,121,890
Bank of America Corp	2,247,800	53,654,986
Barclays PLC ADR † (United Kingdom)	47,600	1,101,940
Berkshire Hathaway Inc ‘B’ * †	3,213	12,890,556
Citigroup Inc	2,677,100	44,868,196
Fannie Mae †	181,400	3,539,114
Freddie Mac †	590,000	9,676,000
Genworth Financial Inc ‘A’	381,500	6,794,515
JPMorgan Chase & Co	919,000	31,530,890
Merrill Lynch & Co Inc †	519,600	16,476,516
MetLife Inc †	438,600	23,144,922
The Bank of New York Mellon Corp	974,954	36,882,510
The Chubb Corp	1,244,040	60,970,400
The Hartford Financial Services Group Inc	347,200	22,418,704
The PNC Financial Services Group Inc †	368,800	21,058,480
The Travelers Cos Inc	432,200	18,757,480
Torchmark Corp †	157,800	9,254,970
U.S. Bancorp †	519,400	14,486,066
Wachovia Corp †	2,050,200	31,839,606
Wells Fargo & Co †	1,113,200	26,438,500

		468,875,561

Health Care - 13.99%

Abbott Laboratories	490,800	25,997,676
Boston Scientific Corp *	1,500,500	18,441,145
Bristol-Myers Squibb Co	2,046,100	42,006,433
Cardinal Health Inc	709,900	36,616,642
Eli Lilly & Co	354,300	16,354,488
GlaxoSmithKline PLC ADR † (United Kingdom)	220,700	9,759,354
Pfizer Inc	1,433,500	25,043,245
Roche Holding AG ADR (Switzerland)	73,200	6,611,424
Schering-Plough Corp	2,038,200	40,132,158
UnitedHealth Group Inc	250,500	6,575,625
WellPoint Inc *	164,800	7,854,368
Wyeth	770,900	36,972,364

		272,364,922

Industrials - 1.84%

General Electric Co	687,302	18,344,090
Southwest Airlines Co †	1,342,100	17,500,984

		35,845,074

Information Technology - 8.47%

Alcatel-Lucent ADR * † (France)	1,418,500	8,567,740
Cognex Corp †	44,800	1,032,640
Computer Sciences Corp * †	214,700	10,056,548
Dell Inc *	1,162,800	25,442,064
eBay Inc *	561,300	15,340,329
Flextronics International Ltd * (Singapore)	117,900	1,108,260
Hewlett-Packard Co	365,400	16,154,334
Intel Corp	556,200	11,947,176
International Business Machines Corp †	317,600	37,645,128
KLA-Tencor Corp †	251,300	10,230,423
Microsoft Corp	386,500	10,632,615
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	588,300	6,118,320
The Western Union Co	426,600	10,545,552

		164,821,129

Materials - 7.19%

Alcoa Inc	208,500	7,426,770
E.I. du Pont de Nemours & Co	748,167	32,088,883
International Paper Co †	3,484,717	81,193,906
Rohm & Haas Co †	414,600	19,254,024

		139,963,583

Telecommunication Services - 5.93%

AT&T Inc	1,229,700	41,428,593
Verizon Communications Inc †	2,087,000	73,879,800

		115,308,393

Total Common Stocks (Cost $2,416,170,089)		1,874,968,530

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.94%

U.S. Government Agency Issue - 3.94%

Federal Home Loan Bank 2.000% due 07/01/08	$76,600,000	76,600,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $74,003; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $75,930)	74,000	74,000

Total Short-Term Investments (Cost $76,674,000)		76,674,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.27% (Cost $2,492,844,089)		1,951,642,530

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.57%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $108,427,453)	108,427,453	$108,427,453

TOTAL INVESTMENTS - 105.84% (Cost $2,601,271,542)		2,060,069,983

OTHER ASSETS & LIABILITIES, NET — (5.84%)		(113,590,737)

NET ASSETS - 100.00%		$1,946,479,246

Notes to Schedule of Investments
(a)	As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.09%
Consumer Staples	18.36%
Consumer Discretionary	16.46%
Health Care	13.99%
Short-Term Investments & Securities Lending Collateral	9.51%
Information Technology	8.47%
Materials	7.19%
Telecommunication Services	5.93%
Industrials	1.84%

105.84%
Other Assets & Liabilities, Net	(5.84%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.95%

Consumer Discretionary - 28.17%

Abercrombie & Fitch Co ‘A’ †	354,766	$22,236,733
Choice Hotels International Inc †	269,282	7,135,973
Coach Inc *	446,961	12,908,234
Ctrip.com International Ltd ADR (Cayman)	375,552	17,192,770
Discovery Holding Co ‘A’ * †	630,367	13,842,859
Gafisa SA ADR † (Brazil)	415,619	14,284,825
Groupe Aeroplan Inc (Canada)	972,905	16,458,381
Grupo Televisa SA ADR (Mexico)	621,788	14,686,633
Li & Fung Ltd + (Bermuda)	5,790,000	17,471,081
Lululemon Athletica Inc * †	326,102	9,476,524
Marriott International Inc ‘A’ †	408,560	10,720,614
Mohawk Industries Inc * †	118,477	7,594,376
Morningstar Inc * †	300,281	21,629,240
New Oriental Education & Technology Group Inc ADR * (Cayman)	143,291	8,371,060
NVR Inc * †	15,236	7,619,219
Penn National Gaming Inc * †	120,914	3,887,385
priceline.com Inc * †	162,636	18,777,953
Starbucks Corp *	1,189,011	18,715,033
Strayer Education Inc †	48,754	10,192,999
Wynn Resorts Ltd †	405,362	32,976,199

		286,178,091

Energy - 15.49%

Continental Resources Inc *	241,594	16,747,296
Range Resources Corp	176,260	11,552,080
Southwestern Energy Co * †	1,150,314	54,766,450
Ultra Petroleum Corp * (Canada)	756,529	74,291,148

		157,356,974

Financials - 9.60%

Alleghany Corp * †	30,688	10,189,950
Brookfield Asset Management Inc ‘A’ (Canada)	517,129	16,827,378
Calamos Asset Management Inc ‘A’ †	548,993	9,349,351
Forest City Enterprises Inc ‘A’ †	353,610	11,393,314
GLG Partners Inc †	732,583	5,714,147
IntercontinentalExchange Inc *	123,337	14,060,418
Leucadia National Corp †	638,371	29,965,135

		97,499,693

Health Care - 9.28%

Gen-Probe Inc *	273,061	12,964,936
Illumina Inc * †	373,290	32,517,292
Intuitive Surgical Inc * †	38,566	10,389,680
Mindray Medical International Ltd ADR † (Cayman)	407,892	15,222,529
Techne Corp *	300,212	23,233,407

		94,327,844

Industrials - 11.84%

Aecom Technology Corp *	265,466	8,635,609
C.H. Robinson Worldwide Inc †	464,359	25,465,448
Covanta Holding Corp *	503,225	13,431,075
Expeditors International of Washington Inc †	429,285	18,459,255
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	307,945	9,044,345
IHS Inc ‘A’ * †	317,773	22,117,001
Monster Worldwide Inc * †	451,069	9,296,532
The Corporate Executive Board Co †	328,550	13,815,528

		120,264,793

Information Technology - 14.82%

Akamai Technologies Inc * †	304,089	10,579,256
Alibaba.com Ltd * † + (Cayman)	7,995,300	11,266,743
Baidu.com Inc ADR * (Cayman)	89,861	28,122,899
Equinix Inc * †	139,094	12,409,967
NHN Corp * + (South Korea)	66,172	11,531,235
Redecard SA (Brazil)	1,199,791	22,168,180
salesforce.com inc * †	268,475	18,318,049
Tencent Holdings Ltd + (Cayman)	3,319,400	25,744,646
Teradata Corp *	448,518	10,378,707

		150,519,682

Materials - 6.29%

Intrepid Potash Inc * †	218,763	14,390,230
Martin Marietta Materials Inc †	225,642	23,374,255
Nalco Holding Co †	861,336	18,217,256
Texas Industries Inc †	141,227	7,927,072

		63,908,813

Telecommunication Services - 1.55%

NII Holdings Inc * †	332,050	15,769,054

Utilities - 1.91%

Questar Corp †	272,761	19,376,941

Total Common Stocks (Cost $1,024,806,134)		1,005,201,885

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.87%

U.S. Government Agency Issue - 0.86%

Federal Home Loan Bank 2.000% due 07/01/08	$8,700,000	8,700,000

Repurchase Agreement - 0.01%

State Street Bank and Trust Co 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $126,006; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 02/15/09 and market value $131,612)	126,000	126,000

Total Short-Term Investments (Cost $8,826,000)		8,826,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.82% (Cost $1,033,632,134)		1,014,027,885

	Shares
SECURITIES LENDING COLLATERAL - 30.59%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $310,791,492)	310,791,492	310,791,492

TOTAL INVESTMENTS - 130.41% (Cost $1,344,423,626)		1,324,819,377

OTHER ASSETS & LIABILITIES, NET — (30.41%)		(308,914,822)

NET ASSETS - 100.00%		$1,015,904,555

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	31.46%
Consumer Discretionary	28.17%
Energy	15.49%
Information Technology	14.82%
Industrials	11.84%
Financials	9.60%
Health Care	9.28%
Materials	6.29%
Utilities	1.91%
Telecommunication Services	1.55%

130.41%
Other Assets & Liabilities, Net	(30.41%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $66,013,705 or 6.50% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.57%

Consumer Discretionary - 6.19%

Gaylord Entertainment Co * †	39,680	$950,733
Millennium & Copthorne Hotels PLC + (United Kingdom)	389,140	2,503,378
Morgans Hotel Group Co * †	292,918	3,017,055
Starwood Hotels & Resorts Worldwide Inc	965,575	38,690,590

		45,161,756

Financials - 89.54%

Acadia Realty Trust REIT †	276,150	6,392,873
AMB Property Corp REIT †	303,310	15,280,758
AvalonBay Communities Inc REIT †	596,243	53,161,026
Boston Properties Inc REIT †	433,885	39,145,105
Brookfield Properties Corp (Canada)	1,996,097	35,510,566
Camden Property Trust REIT †	216,176	9,567,950
Care Investment Trust Inc REIT	105,170	991,753
Developers Diversified Realty Corp REIT	6,590	228,739
Douglas Emmett Inc REIT	282,358	6,203,405
Duke Realty Corp REIT †	468,505	10,517,937
Equity Lifestyle Properties Inc REIT †	268,037	11,793,628
Equity One Inc REIT †	2,200	45,210
Equity Residential REIT †	1,427,397	54,626,483
Extendicare REIT (Canada)	40,170	354,152
Federal Realty Investment Trust REIT †	210,646	14,534,574
Forest City Enterprises Inc ‘A’ †	543,020	17,496,104
General Growth Properties Inc REIT †	347,780	12,182,733
Healthcare Realty Trust Inc REIT †	827,650	19,673,241
Hersha Hospitality Trust REIT	402,096	3,035,825
Host Hotels & Resorts Inc REIT †	2,492,006	34,015,882
Kilroy Realty Corp REIT †	114,789	5,398,527
Kimco Realty Corp REIT	660	22,783
Liberty Property Trust REIT †	501,942	16,639,377
Mack-Cali Realty Corp REIT †	645,851	22,068,729
National Health Investors Inc REIT	3,960	112,900
Plum Creek Timber Co Inc REIT †	336,223	14,360,084
Post Properties Inc REIT †	487,981	14,517,435
ProLogis REIT †	387,405	21,055,462
PS Business Parks Inc REIT †	115,427	5,956,033
Public Storage REIT †	186,252	15,047,299
Ramco-Gershenson Properties Trust REIT †	104,750	2,151,565
Regency Centers Corp REIT	537,169	31,757,431
Senior Housing Properties Trust REIT †	961,780	18,783,563
Simon Property Group Inc REIT †	716,875	64,439,894
SL Green Realty Corp REIT †	16,445	1,360,330
Sovran Self Storage Inc REIT †	174,777	7,263,732
Strategic Hotels & Resorts Inc REIT †	957,374	8,970,594
Sunstone Hotel Investors Inc REIT	54,570	905,862
Taubman Centers Inc REIT	170,570	8,298,230
The Macerich Co REIT †	353,534	21,965,067
Vornado Realty Trust REIT †	309,370	27,224,560
Weingarten Realty Investors REIT †	9,990	302,897

		653,360,298

Health Care - 1.84%

Assisted Living Concepts Inc ‘A’ *	928,588	5,107,234
Brookdale Senior Living Inc †	407,180	8,290,185

		13,397,419

Total Common Stocks (Cost $742,005,661)		711,919,473

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.68%

Repurchase Agreement - 2.68%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $19,534,895; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $19,927,856)	$19,534,000	19,534,000

Total Short-Term Investment (Cost $19,534,000)		19,534,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.25% (Cost $761,539,661)		731,453,473

	Shares
SECURITIES LENDING COLLATERAL - 32.33%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $235,935,706)	235,935,706	235,935,706

TOTAL INVESTMENTS - 132.58% (Cost $997,475,367)		967,389,179

OTHER ASSETS & LIABILITIES, NET — (32.58%)		(237,728,272)

NET ASSETS - 100.00%		$729,660,907

Notes to Schedule of Investments
(a)	As of June 30, 2008, the portfolio was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	22.26%
Retail	22.24%
Residential	18.07%
Lodging	12.62%
Diversified	10.04%
Healthcare/Assisted Living	7.31%
Self Storage	3.06%
Land	1.97%

97.57%
Short-Term Investment & Securities Lending Collateral	35.01%
Other Assets & Liabilities, Net	(32.58%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $2,503,378 or 0.34% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.76%

Consumer Discretionary - 5.76%

Aaron Rents Inc †	292,766	$6,537,465
AFC Enterprises Inc * †	349,750	2,794,502
Best Buy Co Inc †	84,627	3,351,229
Phillips-Van Heusen Corp	321,991	11,791,310
Ross Stores Inc †	142,614	5,065,649
Staples Inc	210,053	4,988,759
Tempur-Pedic International Inc †	682,301	5,328,771
Triarc Cos Inc ‘B’ †	1,000,494	6,333,127
Whirlpool Corp †	30,766	1,899,185

		48,089,997

Consumer Staples - 4.54%

Archer-Daniels-Midland Co	151,029	5,097,228
Corn Products International Inc †	157,455	7,732,615
Energizer Holdings Inc * †	98,164	7,174,807
Ralcorp Holdings Inc * †	267,161	13,208,440
TreeHouse Foods Inc *	195,550	4,744,043

		37,957,133

Energy - 14.38%

Approach Resources Inc *	177,800	4,763,262
Arena Resources Inc *	118,150	6,240,683
Cal Dive International Inc * †	491,134	7,018,305
Complete Production Services Inc * †	182,200	6,635,724
Concho Resources Inc *	182,125	6,793,262
Dresser-Rand Group Inc *	142,605	5,575,856
Encore Acquisition Co * †	225,242	16,935,946
Oil States International Inc * †	67,425	4,277,442
Petrohawk Energy Corp * †	300,000	13,893,000
PetroQuest Energy Inc * †	251,950	6,777,455
Pioneer Natural Resources Co †	96,665	7,566,936
Plains Exploration & Production Co *	15,825	1,154,750
SandRidge Energy Inc *	201,189	12,992,786
Superior Energy Services Inc * †	352,722	19,449,091

		120,074,498

Financials - 16.63%

Affiliated Managers Group Inc * †	186,233	16,772,144
Aspen Insurance Holdings Ltd (Bermuda)	232,300	5,498,541
City National Corp †	158,079	6,650,384
Cullen/Frost Bankers Inc †	136,500	6,804,525
Federated Investors Inc ‘B’ †	147,342	5,071,512
First Cash Financial Services Inc * †	377,841	5,663,837
HCC Insurance Holdings Inc	587,603	12,421,927
IPC Holdings Ltd (Bermuda)	456,017	12,107,251
Jefferies Group Inc †	304,749	5,125,878
Legg Mason Inc †	89,345	3,892,762
People’s United Financial Inc †	225,326	3,515,086
Prosperity Bancshares Inc †	354,989	9,488,856
Raymond James Financial Inc †	586,461	15,476,706
TD Ameritrade Holding Corp * †	405,921	7,343,111
United Bankshares Inc †	170,950	3,923,302
United Fire & Casualty Co †	143,824	3,873,180
Waddell & Reed Financial Inc ‘A’ †	196,550	6,881,215
Willis Group Holdings Ltd (Bermuda)	145,827	4,574,593
Zions Bancorp †	120,701	3,800,874

		138,885,684

Health Care - 7.34%

Barr Pharmaceuticals Inc *	169,406	7,636,822
Coventry Health Care Inc *	153,723	4,676,254
DaVita Inc * †	136,682	7,261,915
Healthspring Inc * †	311,850	5,264,028
inVentiv Health Inc * †	136,650	3,797,504
LHC Group Inc * †	289,365	6,727,736
Medical Action Industries Inc *	126,582	1,312,655
Owens & Minor Inc †	58,175	2,658,016
Pediatrix Medical Group Inc * †	315,983	15,555,843
Zimmer Holdings Inc *	93,925	6,391,596

		61,282,369

Industrials - 21.45%

Actuant Corp ‘A’ †	205,475	6,441,641
Alliant Techsystems Inc * †	74,076	7,532,048
Avery Dennison Corp †	56,215	2,469,525
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	374,669	14,919,320
Eagle Bulk Shipping Inc	47,025	1,390,529
Eaton Corp	33,325	2,831,625
Equifax Inc †	243,787	8,196,119
Forward Air Corp †	152,725	5,284,285
Foster Wheeler Ltd * (Bermuda)	89,933	6,578,599
General Cable Corp * †	226,271	13,768,590
Granite Construction Inc †	137,867	4,346,947
Healthcare Services Group Inc †	236,587	3,598,488
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	39,046	1,461,492
Kaydon Corp †	154,171	7,925,931
Lincoln Electric Holdings Inc	170,217	13,396,078
McDermott International Inc * (Panama)	118,945	7,361,506
Moog Inc ‘A’ * †	134,760	5,018,462
Nordson Corp †	57,720	4,207,211
Pitney Bowes Inc †	105,332	3,591,821
Regal-Beloit Corp †	279,776	11,820,536
Rockwell Automation Inc	65,097	2,846,692
RR Donnelley & Sons Co	215,375	6,394,484
Team Inc *	66,886	2,295,528
Teleflex Inc †	195,260	10,854,503
Terex Corp *	52,675	2,705,915
URS Corp *	182,750	7,670,017
Waste Connections Inc * †	232,040	7,409,037
Watson Wyatt Worldwide Inc ‘A’ †	129,375	6,842,644

		179,159,573

Information Technology - 12.48%

Amdocs Ltd * (United Kingdom)	234,144	6,888,516
Arrow Electronics Inc * †	144,378	4,435,292
ATMI Inc * †	199,690	5,575,345
Brooks Automation Inc * †	177,225	1,465,651
CommScope Inc * †	259,162	13,675,979
Fiserv Inc * †	141,080	6,400,800
MICROS Systems Inc * †	174,265	5,313,340
Microsemi Corp * †	306,650	7,721,447
NICE Systems Ltd ADR * (Israel)	217,482	6,430,943
QLogic Corp * †	255,031	3,720,902
Rofin-Sinar Technologies Inc * †	167,919	5,071,154
Sybase Inc * †	519,425	15,281,483
Total System Services Inc	118,817	2,640,114
Tyler Technologies Inc * †	322600	4,377,682
Ultra Clean Holdings Inc *	142,100	1,131,116
Varian Semiconductor Equipment Associates Inc * †	404,503	14,084,794

		104,214,558

Materials - 6.55%

Airgas Inc	144,100	8,413,999
Albemarle Corp †	181,066	7,226,344
Cleveland-Cliffs Inc	78,088	9,307,309
Hercules Inc †	272,783	4,618,216
Pactiv Corp * †	343,950	7,302,058
Silgan Holdings Inc †	143,000	7,255,820
Teck Cominco Ltd ‘B’ (NYSE) (Canada)	165,682	7,944,452
The Scotts Miracle-Gro Co ‘A’ †	150,600	2,646,042

		54,714,240

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Utilities - 5.63%

Atmos Energy Corp †	269,950	$7,442,522
Calpine Corp * †	289,446	6,529,902
DPL Inc †	217,154	5,728,523
Reliant Energy Inc * †	317,625	6,755,884
Vectren Corp †	313,225	9,775,752
Westar Energy Inc †	500,850	10,773,284

		47,005,867

Total Common Stocks (Cost $809,986,745)		791,383,919

EXCHANGE-TRADED FUND - 1.74%

iShares Russell 2000 Value Index Fund	226,925	14,523,200

Total Exchange-Traded Fund (Cost $15,697,868)		14,523,200

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.18%

Repurchase Agreement - 4.18%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $34,899,599; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.250% due 08/15/08 and market value $26,508,978; Freddie Mac (U.S. Gov Agency Issue): 2.380% due 07/28/08 and market value $9,088,625)	$34,898,000	34,898,000

Total Short-Term Investment (Cost $34,898,000)		34,898,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.68% (Cost $860,582,613)		840,805,119

	Shares
SECURITIES LENDING COLLATERAL - 32.90%

The Mellon GSL DBT II Collateral Fund 2.701% ê (Cost $274,778,093)	274,778,093	274,778,093

TOTAL INVESTMENTS - 133.58% (Cost $1,135,360,706)		1,115,583,212

OTHER ASSETS & LIABILITIES, NET - (33.58%)		(280,468,535)

NET ASSETS - 100.00%		$835,114,677

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	37.08%
Industrials	21.45%
Financials	16.63%
Energy	14.38%
Information Technology	12.48%
Health Care	7.34%
Materials	6.55%
Consumer Discretionary	5.76%
Utilities	5.63%
Consumer Staples	4.54%
Exchange-Traded Fund	1.74%

133.58%
Other Assets & Liabilities, Net	(33.58%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-120

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2008 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2008.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

Δ	Rate shown reflects 7-day yield as of June 30, 2008.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

#	Securities purchased on a when-issued basis.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2008.

¤	Securities were in default as of June 30, 2008.

±	Securities are grouped by coupon rate and represent a range of maturities.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of June 30, 2008.

□	Securities were fully/partially segregated with the broker(s)/custodian as collateral for swap contracts as of June 30, 2008.

Ω	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities purchased on a delayed-delivery basis as of June 30, 2008.

▼	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short as of June 30, 2008.

λ	Total shares owned by the portfolio as of June 30, 2008 were less than one share.

∞	Unsettled position. Contract rates do not take effect until settlement date.

●	Participation interests in loans.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. See Note 2V in Notes to Financial Statements.

Explanation of Terms for Schedules of Investments
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMM	Constant Maturity Mortgage Rate
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XBSP	Sao Paulo Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:
The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.
See Notes Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (Unaudited)
(In thousands, except per share amounts)

	Small-Cap	International	Long/Short	International	Equity	Small-Cap
	Growth	Value	Large-Cap	Small-Cap	Index	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,135,874	$3,642,777	$1,232,615	$1,039,060	$2,771,739	$794,921
Cash (1)	799	4,417	671	564	2,355	—
Foreign currency held, at value	—	41,604	—	1,369	—	—
Deposits held at prime broker	—	—	1,525	—	—	—
Receivables:
Dividends and interest	264	15,621	1,534	2,897	3,583	493
Fund shares sold	23	4,977	145	128	3,798	1
Securities sold	5,225	21,525	9,595	10,773	639	98,140
Variation margin	—	114	28	—	30	—

Total Assets	1,142,185	3,731,035	1,246,113	1,054,791	2,782,144	893,555

LIABILITIES
Payable upon return of securities loaned	277,442	129,045	—	73,590	312,606	171,879
Payables:
Fund shares redeemed	866	143	15	875	2,438	2,137
Securities purchased	6,215	55,057	9,600	2,801	2,463	93,094
Securities sold short, at value	—	—	231,518	—	—	—
Due to custodian	—	—	—	—	—	6
Variation margin	—	—	—	—	—	395
Accrued advisory fees	445	1,960	756	700	106	163
Accrued service fees	24	97	28	27	68	17
Accrued support service expenses	7	52	1	19	15	14
Accrued custodian, and portfolio accounting and tax fees	9	71	11	29	23	10
Accrued deferred trustee compensation and retirement benefits	9	49	—	2	50	33
Accrued dividends and interest	—	—	568	—	—	—
Accrued other	14	161	10	57	48	25
Other liabilities	—	23	—	16	—	—

Total Liabilities	285,031	186,658	242,507	78,116	317,817	267,773

NET ASSETS	$857,154	$3,544,377	$1,003,606	$976,675	$2,464,327	$625,782

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$986,883	$3,870,505	$1,090,594	$975,257	$2,803,417	$874,098
Accumulated deficit (2)	(129,729)	—	(86,988)	—	(339,090)	(248,316)
Undistributed net investment income (3)	—	83,304	—	10,000	—	—
Accumulated net realized loss (3)	—	(196,886)	—	(54,758)	—	—
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	—	(212,546)	—	46,176	—	—

NET ASSETS	$857,154	$3,544,377	$1,003,606	$976,675	$2,464,327	$625,782

Shares outstanding, $.001 par value (unlimited shares authorized)	84,421	229,471	107,344	97,848	87,195	55,867

Net Asset Value Per Share	$10.15	$15.45	$9.35	$9.98	$28.26	$11.20

Investments and repurchase agreements, at cost	$1,163,646	$3,854,027	$1,334,568	$992,981	$2,791,801	$908,408
Securities on loan, at value	261,895	81,132	—	64,463	298,359	157,915
Foreign currency held, at cost	—	41,179	—	1,367	—	—
Proceeds from securities sold short	—	—	249,832	—	—	—

(1) Includes margin deposits segregated for futures contracts in the International Value and Equity Index Portfolios of $4,417 and $2,352 respectively.
(2) Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
(3) Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)
(In thousands, except per share amounts)

	Diversified		American Funds	American Funds	Large-Cap
	Research	Equity	Growth-Income	Growth	Value	Technology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,168,113	$255,207	$1,673,971	$1,867,676	$3,147,208	$107,520
Foreign currency held, at value	—	—	—	—	692	158
Deposits with brokers for securities sold short	—	—	—	—	2,202	—
Receivables:
Dividends and interest	1,381	128	—	—	4,261	52
Fund shares sold	63	1	80	72	1,638	1
Securities sold	1,689	2,534	1,679	819	50,762	1,489

Total Assets	1,171,246	257,870	1,675,730	1,868,567	3,206,763	109,220

LIABILITIES
Payable upon return of securities loaned	151,738	48,709	—	—	430,544	16,813
Payables:
Fund shares redeemed	43	198	1,759	891	63	468
Securities purchased	11,690	450	—	—	2,767	587
Securities sold short, at value	—	—	—	—	1,797	—
Due to custodian	—	—	1,078	764	—	37
Accrued advisory fees	572	82	573	630	1,410	74
Accrued service fees	28	6	46	51	76	3
Accrued support service expenses	12	4	16	14	18	6
Accrued custodian, and portfolio accounting and tax fees	12	3	4	4	28	2
Accrued deferred trustee compensation and retirement benefits	16	13	11	6	57	3
Accrued other	30	8	53	50	59	5

Total Liabilities	164,141	49,473	3,540	2,410	436,819	17,998

NET ASSETS	$1,007,105	$208,397	$1,672,190	$1,866,157	$2,769,944	$91,222

NET ASSETS CONSIST OF:
Paid-in capital (1), (2)	$1,274,896	$248,430	$1,914,801	$2,089,241	$3,244,758	$112,806
Accumulated deficit (1)	(267,791)	(40,033)	(242,611)	(223,084)	(474,814)	(21,584)
Undistributed/accumulated net investment income (loss) (2)	—	—	—	—	—	—
Undistributed/accumulated net realized gain (loss) (2)	—	—	—	—	—	—
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (2)	—	—	—	—	—	—

NET ASSETS	$1,007,105	$208,397	$1,672,190	$1,866,157	$2,769,944	$91,222

Shares outstanding, $.001 par value (unlimited shares authorized)	98,580	12,188	157,600	163,380	233,723	17,908

Net Asset Value Per Share	$10.22	$17.10	$10.61	$11.42	$11.85	$5.09

Investments and repurchase agreements, at cost	$1,182,041	$266,534	$1,894,383	$2,041,192	$3,198,555	$109,710
Securities on loan, at value	143,034	45,919	—	—	402,309	16,058
Foreign currency held, at cost	—	—	—	—	686	158
Proceeds from securities sold short	—	—	—	—	2,202	—

(1) Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
(2) Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)
(In thousands, except per share amounts)

	Short Duration	Floating	Diversified	Growth	Focused	Health
	Bond	Rate Loan	Bond	LT	30	Sciences
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,923,094	$848,655	$3,092,494	$2,034,193	$784,797	$136,954
Cash	975	1,221	2,636	—	60	1
Foreign currency held, at value	—	4	—	3,316	377	—
Deposits with brokers for securities sold short	—	—	135,428	—	—	—
Receivables:
Dividends and interest	7,668	15,622	18,231	4,462	200	35
Fund shares sold	1,924	2,737	4,433	568	139	429
Securities sold	4,601	28,858	339,148	4,014	—	1,288
Swap agreements	—	—	39,533	—	—	—
Variation margin	129	—	—	—	13	—
Swap appreciation	—	—	3,887	—	—	—
Forward foreign currency contracts appreciation	—	—	95	2	—	—

Total Assets	1,938,391	897,097	3,635,885	2,046,555	785,586	138,707

LIABILITIES
Payable upon return of securities loaned	243,762	—	368,590	87,633	120,529	26,475
Payables:
Fund shares redeemed	259	24	82	896	431	48
Securities purchased	4,172	38,297	1,079,622	12,847	—	638
Due to custodian in foreign currency	—	—	7	—	—	—
Swap agreements	—	—	40,484	—	—	—
Securities sold short, at value	—	—	135,581	—	—	—
Variation margin	—	—	51	—	—	—
Accrued advisory fees	552	528	650	919	416	84
Accrued service fees	46	23	54	53	18	3
Accrued support service expenses	13	11	36	37	5	1
Accrued custodian, and portfolio accounting and tax fees	25	46	29	27	7	2
Accrued deferred trustee compensation and retirement benefits	28	—	2	48	3	3
Accrued other	42	34	131	130	28	3
Outstanding options written, at value	—	—	15,997	—	—	—
Swap depreciation	—	—	8,503	—	—	—
Forward foreign currency contracts depreciation	—	—	—	3,454	—	—
Unfunded loan commitment depreciation	—	442	—	—	—	—
Other liabilities	—	130	—	1	—	—

Total Liabilities	248,899	39,535	1,649,819	106,045	121,437	27,257

NET ASSETS	$1,689,492	$857,562	$1,986,066	$1,940,510	$664,149	$111,450

NET ASSETS CONSIST OF:
Paid-in capital (1), (2)	$1,749,410	$950,881	$2,151,167	$2,143,972	$695,778	$119,961
Accumulated deficit (1)	—	—	—	(203,462)	(31,629)	(8,511)
Undistributed/accumulated net investment income (loss) (2)	(164)	557	4,837	—	—	—
Undistributed/accumulated net realized gain (loss) (2)	2,109	(8,202)	(79,617)	—	—	—
Net unrealized depreciation on investments and assets and liabilities in foreign currencies (2)	(61,863)	(85,674)	(90,321)	—	—	—

NET ASSETS	$1,689,492	$857,562	$1,986,066	$1,940,510	$664,149	$111,450

Shares outstanding, $.001 par value (unlimited shares authorized)	181,136	96,958	215,329	95,687	48,377	11,608

Net Asset Value Per Share	$9.33	$8.84	$9.22	$20.28	$13.73	$9.60

Investments and repurchase agreements, at cost	$1,987,607	$933,913	$3,174,244	$2,013,111	$788,829	$131,697
Securities on loan, at value	222,484	—	359,597	84,934	116,267	24,613
Foreign currency held, at cost	—	3	(5)	3,204	375	—
Proceeds from securities sold short	—	—	135,428	—	—	—
Premiums received from outstanding options written	—	—	13,738	—	—	—

(1) Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
(2) Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)
(In thousands, except per share amounts)

	Mid-Cap	Large-Cap	International	Small-Cap	Multi-	Main Street
	Equity	Growth	Large-Cap	Value	Strategy	Core
	Portfolio(1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$4,754,904	$1,089,641	$3,075,545	$803,853	$456,329	$2,334,923
Cash	—	90	—	—	2,660	207
Foreign currency held, at value	—	—	3,627	—	—	—
Receivables:
Dividends and interest	4,967	320	7,102	1,011	1,468	2,081
Fund shares sold	164	22	1,163	22	1	69
Securities sold	33,426	9,377	1,170	2,678	33	30,153
Swap agreements	—	—	—	—	357	—
Swap appreciation	—	—	—	—	1,643	—

Total Assets	4,793,461	1,099,450	3,088,607	807,564	462,491	2,367,433

LIABILITIES
Payable upon return of securities loaned	769,889	199,225	128,646	197,964	39,582	258,254
Payables:
Fund shares redeemed	1,616	1,193	979	771	267	745
Securities purchased	44,574	90	2,196	4,919	43,670	35,641
Swap agreements	—	—	—	—	631	—
Due to custodian	1,021	—	2	—	—	—
Variation margin	—	—	—	—	53	—
Accrued advisory fees	2,222	548	1,914	391	144	795
Accrued service fees	110	25	81	17	10	57
Accrued support service expenses	33	8	34	6	17	17
Accrued custodian, and portfolio accounting and tax fees	40	9	62	7	26	24
Accrued deferred trustee compensation and retirement benefits	44	33	43	10	18	44
Accrued other	83	21	105	14	66	52
Swap depreciation	—	—	—	—	3,172	—
Other liabilities	—	—	1	—	—	—

Total Liabilities	819,632	201,152	134,063	204,099	87,656	295,629

NET ASSETS	$3,973,829	$898,298	$2,954,544	$603,465	$374,835	$2,071,804

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$5,120,320	$1,003,954	$3,521,317	$676,478	$421,186	$2,484,762
Accumulated deficit (2)	(1,146,491)	(105,656)	—	(73,013)	(46,351)	(412,958)
Undistributed net investment income (3)	—	—	33,060	—	—	—
Accumulated net realized loss (3)	—	—	(678,259)	—	—	—
Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)	—	—	78,426	—	—	—

NET ASSETS	$3,973,829	$898,298	$2,954,544	$603,465	$374,835	$2,071,804

Shares outstanding, $.001 par value (unlimited shares authorized)	299,875	141,771	438,078	48,003	24,124	104,159

Net Asset Value Per Share	$13.25	$6.34	$6.74	$12.57	$15.54	$19.89

Investments and repurchase agreements, at cost	$5,160,253	$1,027,103	$2,997,234	$794,223	$436,558	$2,388,310
Securities on loan, at value	736,294	192,229	122,651	188,876	37,374	246,080
Foreign currency held, at cost	—	—	3,616	—	—	—

(1) Formerly named Mid-Cap Value Portfolio.
(2) Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
(3) Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)
(In thousands, except per share amounts)

	Emerging	Money	High Yield	Managed	Inflation
	Markets	Market	Bond	Bond	Managed	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,726,602	$1,200,111	$833,753	$7,309,802	$9,563,554	$2,060,070
Cash (1)	—	65	215	40,085	49,234	1
Foreign currency held, at value	22,709	—	—	13,717	9,514	—
Deposits with brokers for securities sold short	—	—	—	3,584,083	1,974,603	—
Receivables:
Dividends and interest	2,654	1,204	15,533	53,818	32,602	2,784
Fund shares sold	90	7,767	916	7,680	4,066	2,035
Securities sold	14,949	—	6,838	1,011,626	139,782	2,879
Swap agreements	—	—	—	38,381	30,957	—
Variation margin	—	—	—	687	1,539	—
Other	82	—	—	—	1,780	—
Swap appreciation	—	—	—	81,611	31,177	—
Forward foreign currency contracts appreciation	—	—	—	19,940	40,861	—
Other assets	—	—	—	31	—	—

Total Assets	1,767,086	1,209,147	857,255	12,161,461	11,879,669	2,067,769

LIABILITIES
Payable upon return of securities loaned	59,863	—	64,582	662,143	—	108,427
Payables:
Fund shares redeemed	7,041	1,436	3	693	200	4,673
Securities purchased	13,085	3,109	6,619	2,853,365	4,931,383	6,839
Swap agreements	—	—	—	54,158	36,491	—
Securities sold short, at value	—	—	—	3,618,714	1,988,436	—
Floating rate certificates	—	—	—	2,962	1,670	—
Due to custodian	19	—	—	3,250	—	—
Accrued advisory fees	1,176	121	269	1,566	1,547	1,185
Accrued service fees	47	32	21	131	131	54
Accrued support service expenses	54	9	16	99	65	18
Accrued custodian, and portfolio accounting and tax fees	99	10	16	135	96	22
Accrued deferred trustee compensation and retirement benefits	15	36	23	84	57	16
Accrued dividend and interest	—	—	—	28	20	—
Accrued other	213	46	45	370	300	56
Outstanding options written, at value	—	—	—	10,685	19,245	—
Swap depreciation	—	—	—	107,740	61,576	—
Forward foreign currency contracts depreciation	—	—	—	42,890	19,037	—
Other liabilities	5	—	4	—	3	—

Total Liabilities	81,617	4,799	71,598	7,359,013	7,060,257	121,290

NET ASSETS	$1,685,469	$1,204,348	$785,657	$4,802,448	$4,819,412	$1,946,479

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$1,671,965	$1,204,376	$859,046	$4,772,558	$4,692,572	$2,622,919
Accumulated deficit (2)	—	—	—	—	—	(676,440)
Undistributed/accumulated net investment income (loss) (3)	15,084	(28)	(392)	50,392	2,731	—
Undistributed/accumulated net realized gain (loss) (3)	(59,403)	—	(15,461)	149,873	149,759	—
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	57,823	—	(57,536)	(170,375)	(25,650)	—

NET ASSETS	$1,685,469	$1,204,348	$785,657	$4,802,448	$4,819,412	$1,946,479

Shares outstanding, $.001 par value (unlimited shares authorized)	110,341	119,461	127,151	434,739	421,076	240,877

Net Asset Value Per Share	$15.28	$10.08	$6.18	$11.05	$11.45	$8.08

Investments and repurchase agreements, at cost	$1,668,651	$1,200,111	$891,289	$7,395,407	$9,578,753	$2,601,272
Securities on loan, at value	57,213	—	61,789	574,322	—	101,577
Foreign currency held, at cost	22,834	—	—	13,593	9,370	—
Proceeds from securities sold short	—	—	—	3,584,083	1,974,603	—
Premiums received from outstanding options written	—	—	—	17,944	20,249	—

(1) Includes margin deposits segregated for futures contracts in the Managed Bond and Inflation Managed Portfolios of $40,085 and $30,190, respectively.
(2) Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
(3) Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)
(In thousands, except per share amounts)

	Mid-Cap	Real	Small-Cap
	Growth	Estate	Equity
	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,324,819	$967,389	$1,115,583
Cash	—	—	454
Receivables:
Dividends and interest	582	3,604	826
Fund shares sold	1,240	193	135
Securities sold	1,106	923	2,037

Total Assets	1,327,747	972,109	1,119,035

LIABILITIES
Payable upon return of securities loaned	310,791	235,936	274,778
Payables:
Fund shares redeemed	7	1,757	1,586
Securities purchased	389	4,091	6,974
Accrued advisory fees	614	541	537
Accrued service fees	28	20	23
Accrued support service expenses	—	8	4
Accrued custodian, and portfolio accounting and tax fees	4	9	7
Accrued deferred trustee compensation and retirement benefits	9	17	1
Accrued other	—	20	10
Other liabilities	—	49	—

Total Liabilities	311,842	242,448	283,920

NET ASSETS	$1,015,905	$729,661	$835,115

NET ASSETS CONSIST OF:
Paid-in capital (1), (2)	$1,019,829	$1,164,420	$858,216
Accumulated deficit (1)	(3,924)	(434,759)	(23,101)
Undistributed/accumulated net investment income (loss) (2)	—	—	—
Undistributed/accumulated net realized gain (loss) (2)	—	—	—
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (2)	—	—	—

NET ASSETS	$1,015,905	$729,661	$835,115

Shares outstanding, $.001 par value (unlimited shares authorized)	122,449	49,998	67,559

Net Asset Value Per Share	$8.30	$14.59	$12.36

Investments and repurchase agreements, at cost	$1,344,424	$997,475	$1,135,361
Securities on loan, at value	298,265	227,979	261,500

(1) Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
(2) Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(In thousands)

	Small-Cap	International	Long/Short	International	Equity	Small-Cap
	Growth	Value	Large-Cap	Small-Cap	Index	Index
	Portfolio	Portfolio	Portfolio(1)	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$796	$94,558	$3,750	$15,884	$22,741	$7,382
Interest, net of foreign taxes withheld	414	713	148	387	328	922
Securities lending	1,211	5,140	—	754	628	2,272
Other	—	—	—	21	—	—

Total Investment Income	2,421	100,411	3,898	17,046	23,697	10,576

EXPENSES
Advisory fees	2,331	12,028	1,628	4,210	533	1,747
Service fees	777	3,701	326	991	2,134	1,164
Support services expenses	21	71	4	20	43	32
Custodian fees and expenses	3	105	1	45	9	8
Portfolio accounting and tax fees	22	108	9	42	59	28
Printing expenses	11	48	4	13	30	12
Postage and mailing expenses	9	41	3	11	25	11
Legal and audit fees	18	82	6	22	51	21
Trustees’ compensation and expenses	7	32	2	9	20	8
Interest expense and commitment fees	1	3	141	1	6	1
Dividend expenses	—	—	762	—	—	—
Offering expenses	—	—	10	—	—	—
Other	10	60	4	15	21	20

Total Expenses	3,210	16,279	2,900	5,379	2,931	3,052
Custodian and Other Credits	(9)	(26)	—	(5)	(4)	(15)
Advisory Fee Waiver (2)	—	—	(195)	—	—	—

Net Expenses	3,201	16,253	2,705	5,374	2,927	3,037

NET INVESTMENT INCOME (LOSS)	(780)	84,158	1,193	11,672	20,770	7,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(47,946)	(27,398)	(3,395)	(55,197)	6,541	39,990
Closed short positions	—	—	4,238	—	—	—
Futures contracts and swap transactions	(135)	(2,449)	(4,030)	730	(7,124)	(6,719)
Foreign currency transactions	—	(1,517)	—	(291)	—	—

Net Realized Gain (Loss)	(48,081)	(31,364)	(3,187)	(54,758)	(583)	33,271

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(90,793)	(510,072)	(101,953)	(21,066)	(338,431)	(145,532)
Short positions	—	—	18,314	—	—	—
Futures contracts and swaps	—	(2,115)	(1,355)	—	(1,850)	(4,492)
Foreign currencies	—	788	—	95	—	—

Change in Net Unrealized Depreciation	(90,793)	(511,399)	(84,994)	(20,971)	(340,281)	(150,024)

NET LOSS	(138,874)	(542,763)	(88,181)	(75,729)	(340,864)	(116,753)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($139,654)	($458,605)	($86,988)	($64,057)	($320,094)	($109,214)

Foreign taxes withheld on dividends and interest	$—	$11,013	$7	$1,670	$8	$3

(1) Operations commenced on May 1, 2008.
(2) Pacific Life Fund Advisors LLC waived 0.12% of its advisory fees for the Long/Short Large-Cap Portfolio (See Note 3 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(In thousands)

	Diversified		American Funds	American Funds	Large-Cap
	Research	Equity	Growth-Income	Growth	Value	Technology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$10,808	$1,037	$—	$—	$31,768	$294
Dividends from mutual fund investments	—	—	6,060	2,477	—	—
Interest, net of foreign taxes withheld	343	30	—	—	2,299	29
Securities lending	767	144	—	—	839	115

Total Investment Income	11,918	1,211	6,060	2,477	34,906	438

EXPENSES
Advisory fees	4,283	516	6,918	5,933	8,491	443
Service fees	1,306	229	1,880	1,607	2,870	98
Support services expenses	28	7	33	30	52	6
Custodian fees and expenses	5	1	3	3	11	3
Portfolio accounting and tax fees	34	7	11	9	74	5
Printing expenses	16	3	24	22	37	1
Postage and mailing expenses	13	3	20	19	32	1
Legal and audit fees	27	7	42	40	64	2
Trustees’ compensation and expenses	11	2	16	14	25	1
Interest expense and commitment fees	1	—	3	6	2	1
Other	11	2	13	17	26	—

Total Expenses	5,735	777	8,963	7,700	11,684	561
Custodian and Other Credits	(7)	(1)	(2)	—	(7)	—
Advisory Fee Waiver (1)	—	—	(3,197)	(2,731)	—	—

Net Expenses	5,728	776	5,764	4,969	11,677	561

NET INVESTMENT INCOME (LOSS)	6,190	435	296	(2,492)	23,229	(123)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(16,369)	(86)	35,739	7,470	(60,300)	(10,994)
Futures contracts and swap transactions	1,172	—	—	—	—	—
Foreign currency transactions	—	—	—	—	(12)	24
Capital gain distributions from mutual fund investments	—	—	104,395	189,125	—	—

Net Realized Gain (Loss)	(15,197)	(86)	140,134	196,595	(60,312)	(10,970)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(112,123)	(27,734)	(356,616)	(335,577)	(372,133)	(11,689)
Short positions	—	—	—	—	405	—
Foreign currencies	—	—	—	—	11	2

Change in Net Unrealized Depreciation	(112,123)	(27,734)	(356,616)	(335,577)	(371,717)	(11,687)

NET LOSS	(127,320)	(27,820)	(216,482)	(138,982)	(432,029)	(22,657)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($121,130)	($27,385)	($216,186)	($141,474)	($408,800)	($22,780)

Foreign taxes withheld on dividends and interest	$52	$5	$—	$—	$1,251	$21

(1) Pacific Life Fund Advisors LLC waived 0.34% of its advisory fees for the American Funds Growth-Income and American Funds Growth Portfolios (See Note 3 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(In thousands)

	Short Duration	Floating	Diversified	Growth	Focused	Health
	Bond	Rate Loan	Bond	LT	30	Sciences
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$—	$13,640	$1,366	$448
Interest, net of foreign taxes withheld	36,730	35,914	50,141	464	121	74
Securities lending	349	—	1,119	836	324	141
Other	—	—	—	7	2	—

Total Investment Income	37,079	35,914	51,260	14,947	1,813	663

EXPENSES
Advisory fees	3,273	3,043	4,107	5,070	1,529	554
Service fees	1,636	811	2,053	1,844	425	123
Support services expenses	32	21	41	36	11	3
Custodian fees and expenses	16	3	13	28	5	1
Portfolio accounting and tax fees	57	139	77	53	15	3
Printing expenses	21	10	26	24	7	1
Postage and mailing expenses	18	9	22	21	6	1
Legal and audit fees	37	20	44	42	12	2
Trustees’ compensation and expenses	14	7	18	17	5	1
Interest expense and commitment fees	5	4	15	19	24	—
Offering expenses	—	13	25	—	—	—
Other	14	6	17	18	6	3

Total Expenses	5,123	4,086	6,458	7,172	2,045	692
Custodian and Other Credits	(4)	(4)	(9)	(5)	(2)	(1)

Net Expenses	5,119	4,082	6,449	7,167	2,043	691

NET INVESTMENT INCOME (LOSS)	31,960	31,832	44,811	7,780	(230)	(28)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(5,666)	(8,423)	(66,953)	83,921	33,390	5,248
Closed short positions	—	—	1,693	—	—	—
Futures contracts and swap transactions	7,775	—	(24,927)	(403)	(1,086)	—
Written option transactions	—	—	10,224	59	—	—
Foreign currency transactions	—	221	346	(3,700)	(142)	(24)

Net Realized Gain (Loss)	2,109	(8,202)	(79,617)	79,877	32,162	5,224

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(56,822)	(41,595)	(45,590)	(305,135)	(99,616)	(17,658)
Unfunded loan commitments	—	(194)	—	—	—	—
Short positions	—	—	740	—	—	—
Futures contracts and swaps	(2,014)	—	3,551	—	—	—
Written options	—	—	(1,403)	33	—	—
Foreign currencies	—	12	(538)	(2,746)	8	—

Change in Net Unrealized Depreciation	(58,836)	(41,777)	(43,240)	(307,848)	(99,608)	(17,658)

NET LOSS	(56,727)	(49,979)	(122,857)	(227,971)	(67,446)	(12,434)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($24,767)	($18,147)	($78,046)	($220,191)	($67,676)	($12,462)

Foreign taxes withheld on dividends and interest	$—	$—	$—	$862	$40	$67

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(In thousands)

	Mid-Cap	Large-Cap	International	Small-Cap	Multi-	Main Street
	Equity	Growth	Large-Cap	Value	Strategy	Core
	Portfolio(1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$41,947	$2,430	$54,505	$7,811	$1,517	$20,849
Interest, net of foreign taxes withheld	2,365	158	621	192	5,662	252
Securities lending	2,939	601	3,086	734	154	715
Other	—	—	45	—	62	1

Total Investment Income	47,251	3,189	58,257	8,737	7,395	21,817

EXPENSES
Advisory fees	13,501	3,165	11,571	2,209	904	5,197
Service fees	4,160	886	3,049	589	402	2,310
Support services expenses	88	19	58	15	8	44
Custodian fees and expenses	17	4	100	3	9	17
Portfolio accounting and tax fees	106	23	86	16	69	64
Printing expenses	54	11	40	8	5	29
Postage and mailing expenses	45	10	34	7	4	25
Legal and audit fees	91	20	68	13	9	51
Trustees’ compensation and expenses	36	8	26	5	4	19
Interest expense and commitment fees	3	1	3	1	7	2
Other	43	8	40	8	4	20

Total Expenses	18,144	4,155	15,075	2,874	1,425	7,778
Custodian and Other Credits	(18)	(3)	(16)	(4)	(2)	(7)

Net Expenses	18,126	4,152	15,059	2,870	1,423	7,771

NET INVESTMENT INCOME (LOSS)	29,125	(963)	43,198	5,867	5,972	14,046

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(389,749)	(37,996)	(8,078)	22,425	(9,328)	(147,207)
Futures contracts and swap transactions	1,544	—	—	—	(2,786)	315
Foreign currency transactions	—	—	(1,863)	—	126	—

Net Realized Gain (Loss)	(388,205)	(37,996)	(9,941)	22,425	(11,988)	(146,892)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(38,937)	(113,920)	(282,277)	(44,853)	(24,023)	(94,432)
Futures contracts and swaps	—	—	—	—	(594)	—
Foreign currencies	—	—	7	—	23	—

Change in Net Unrealized Depreciation	(38,937)	(113,920)	(282,270)	(44,853)	(24,594)	(94,432)

NET LOSS	(427,142)	(151,916)	(292,211)	(22,428)	(36,582)	(241,324)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($398,017)	($152,879)	($249,013)	($16,561)	($30,610)	($227,278)

Foreign taxes withheld on dividends and interest	$—	$—	$7,384	$19	$102	$8

(1)	Formerly named Mid-Cap Value Portfolio.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(In thousands)

	Emerging	Money	High Yield	Managed	Inflation
	Markets	Market	Bond	Bond	Managed	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$25,641	$—	$156	$797	$221	$31,879
Interest, net of foreign taxes withheld	891	17,438	33,562	139,149	114,280	1,173
Securities lending	285	—	520	1,732	—	589
Other	—	—	—	—	117	—

Total Investment Income	26,817	17,438	34,238	141,678	114,618	33,641

EXPENSES
Advisory fees	7,603	759	1,593	9,770	9,676	8,275
Service fees	1,901	1,146	796	4,933	4,883	2,384
Support services expenses	35	22	17	95	83	44
Custodian fees and expenses	228	5	4	96	63	10
Portfolio accounting and tax fees	83	28	39	292	238	60
Printing expenses	24	14	10	63	61	30
Postage and mailing expenses	21	12	9	53	52	25
Legal and audit fees	41	24	20	107	104	50
Trustees’ compensation and expenses	17	10	7	42	41	20
Interest expense and commitment fees	8	1	1	133	149	5
Other	97	8	7	42	43	19

Total Expenses	10,058	2,029	2,503	15,626	15,393	10,922
Custodian and Other Credits	(3)	(1)	(3)	(5)	—	(3)

Net Expenses	10,055	2,028	2,500	15,621	15,393	10,919

NET INVESTMENT INCOME	16,762	15,410	31,738	126,057	99,225	22,722

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (1)	242,115	—	(15,461)	126,147	170,730	11,939
Closed short positions	—	—	—	27,689	(13,487)	—
Futures contracts and swap transactions	—	—	—	99,571	15,760	2,111
Written option transactions	—	—	—	(51,324)	934	—
Foreign currency transactions	(621)	—	—	(6,058)	(352)	—

Net Realized Gain (Loss)	241,494	—	(15,461)	196,025	173,585	14,050

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	(483,053)	—	(31,835)	(187,530)	(62,543)	(427,283)
Unfunded loan commitments	—	—	188	17	—	—
Short positions	—	—	—	(23,764)	(11,647)	—
Futures contracts and swaps	—	—	—	(132,645)	(55,598)	—
Written options	—	—	—	47,042	8,504	—
Foreign currencies	(105)	—	—	(24,788)	8,102	—

Change in Net Unrealized Depreciation	(483,158)	—	(31,647)	(321,668)	(113,182)	(427,283)

NET GAIN (LOSS)	(241,664)	—	(47,108)	(125,643)	60,403	(413,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($224,902)	$15,410	($15,370)	$414	$159,628	($390,511)

Foreign taxes withheld on dividends and interest	$1,536	$—	$—	$—	$—	$774

(1) Realized loss on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $987.
(2) Change in net unrealized appreciation (depreciation) on securities for the Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $2,157.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(In thousands)

	Mid-Cap	Real	Small-Cap
	Growth	Estate	Equity
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$4,256	$16,149	$2,924
Interest, net of foreign taxes withheld	384	358	325
Securities lending	2,293	839	574
Other	1	—	—

Total Investment Income	6,934	17,346	3,823

EXPENSES
Advisory fees	4,291	3,779	2,045
Service fees	1,226	912	546
Support services expenses	35	21	14
Custodian fees and expenses	9	5	4
Portfolio accounting and tax fees	34	24	17
Printing expenses	15	11	9
Postage and mailing expenses	13	10	7
Legal and audit fees	26	19	14
Trustees’ compensation and expenses	10	8	6
Interest expense and commitment fees	8	1	—
Other	20	9	6

Total Expenses	5,687	4,799	2,668
Custodian and Other Credits	(12)	(4)	(3)

Net Expenses	5,675	4,795	2,665

NET INVESTMENT INCOME	1,259	12,551	1,158

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	46,944	53,080	5,664
Futures contracts and swap transactions	1,267	—	(694)
Foreign currency transactions	(398)	(7)	—

Net Realized Gain	47,813	53,073	4,970

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(171,707)	(88,963)	(19,712)
Foreign currencies	1	—	—

Change in Net Unrealized Depreciation	(171,706)	(88,963)	(19,712)

NET LOSS	(123,893)	(35,890)	(14,742)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($122,634)	($23,339)	($13,584)

Foreign taxes withheld on dividends and interest	$187	$157	$15

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007
	Small-Cap Growth Portfolio		International Value Portfolio		Long/Short Large-Cap Portfolio(2)
OPERATIONS
Net investment income (loss)	($780)	($991)	$84,158	$74,345	$1,193
Net realized gain (loss)	(48,081)	79,977	(31,364)	166,889	(3,187)
Change in net unrealized appreciation (depreciation)	(90,793)	9,925	(511,399)	(93,926)	(84,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	(139,654)	88,911	(458,605)	147,308	(86,988)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and
Distributions to Shareholders	(80,362)	—	(166,377)	(494,772)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	185,255	293,463	171,992	1,100,734	1,102,888
Dividend and distribution reinvestments	80,362	—	166,377	494,772	—
Cost of shares repurchased	(27,898)	(22,681)	(143,434)	(100,658)	(12,294)

Net Increase in Net Assets from Capital Share Transactions	237,719	270,782	194,935	1,494,848	1,090,594

NET INCREASE (DECREASE) IN NET ASSETS	17,703	359,693	(430,047)	1,147,384	1,003,606

NET ASSETS
Beginning of Year or Periods	839,451	479,758	3,974,424	2,827,040	—

End of Year or Periods	$857,154	$839,451	$3,544,377	$3,974,424	$1,003,606

Undistributed Net Investment Income	N/A	N/A	$83,304	$800	N/A

	International Small-Cap Portfolio		Equity Index Portfolio		Small-Cap Index Portfolio
OPERATIONS
Net investment income	$11,672	$12,237	$20,770	$40,187	$7,539	$21,127
Net realized gain (loss)	(54,758)	5,041	(583)	110,610	33,271	58,963
Change in net unrealized appreciation (depreciation)	(20,971)	4,218	(340,281)	(18,996)	(150,024)	(139,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	(64,057)	21,496	(320,094)	131,801	(109,214)	(59,012)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(1,672)	(11,667)	(111,014)	(40,082)	(59,895)	(21,043)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	62,682	304,998	811,439	164,386	41,197	599,847
Dividend and distribution reinvestments	1,672	11,667	111,014	40,082	59,895	21,043
Cost of shares repurchased	(72,407)	(30,860)	(150,429)	(578,472)	(848,380)	(159,455)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,053)	285,805	772,024	(374,004)	(747,288)	461,435

NET INCREASE (DECREASE) IN NET ASSETS	(73,782)	295,634	340,916	(282,285)	(916,397)	381,380

NET ASSETS
Beginning of Year or Period	1,050,457	754,823	2,123,411	2,405,696	1,542,179	1,160,799

End of Year or Period	$976,675	$1,050,457	$2,464,327	$2,123,411	$625,782	$1,542,179

Undistributed Net Investment Income	$10,000	$1,661	N/A	N/A	N/A	N/A

(1) Unaudited.
(2) Operations commenced on May 1, 2008.
N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007
					American Funds
	Diversified Research Portfolio		Equity Portfolio		Growth-Income Portfolio
OPERATIONS
Net investment income	$6,190	$11,454	$435	$689	$296	$25,864
Net realized gain (loss)	(15,197)	163,863	(86)	30,289	140,134	68,771
Change in net unrealized depreciation	(112,123)	(146,661)	(27,734)	(12,649)	(356,616)	(26,425)

Net Increase (Decrease) in Net Assets Resulting from Operations	(121,130)	28,656	(27,385)	18,329	(216,186)	68,210

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and
Distributions to Shareholders	(161,194)	(11,415)	(28,226)	(602)	(68,777)	(25,867)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	56,208	203,679	4,161	21,353	96,970	472,714
Shares issued in connection with acquisition (2)	—	—	—	44,529	—	—
Dividend and distribution reinvestments	161,194	11,415	28,226	602	68,777	25,867
Cost of shares repurchased	(446,673)	(372,655)	(30,052)	(88,543)	(280,835)	(57,834)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(229,271)	(157,561)	2,335	(22,059)	(115,088)	440,747

NET INCREASE (DECREASE) IN NET ASSETS	(511,595)	(140,320)	(53,276)	(4,332)	(400,051)	483,090

NET ASSETS
Beginning of Year or Period	1,518,700	1,659,020	261,673	266,005	2,072,241	1,589,151

End of Year or Period	$1,007,105	$1,518,700	$208,397	$261,673	$1,672,190	$2,072,241

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	American Funds
	Growth Portfolio		Large-Cap Value Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	($2,492)	$6,913	$23,229	$36,954	($123)	$189
Net realized gain (loss)	196,595	259,836	(60,312)	112,602	(10,970)	19,273
Change in net unrealized appreciation (depreciation)	(335,577)	(81,610)	(371,717)	(66,014)	(11,687)	1,197

Net Increase (Decrease) in Net Assets Resulting from Operations	(141,474)	185,139	(408,800)	83,542	(22,780)	20,659

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(259,883)	(6,891)	(112,434)	(36,675)	(18,215)	(60)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	499,803	349,686	166,119	481,988	16,613	57,220
Dividend and distribution reinvestments	259,883	6,891	112,434	36,675	18,215	60
Cost of shares repurchased	(50,636)	(624,396)	(44,440)	(91,931)	(35,742)	(44,986)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	709,050	(267,819)	234,113	426,732	(914)	12,294

NET INCREASE (DECREASE) IN NET ASSETS	307,693	(89,571)	(287,121)	473,599	(41,909)	32,893

NET ASSETS
Beginning of Year or Period	1,558,464	1,648,035	3,057,065	2,583,466	133,131	100,238

End of Year or Period	$1,866,157	$1,558,464	$2,769,944	$3,057,065	$91,222	$133,131

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1) Unaudited.
(2) See Note 15 to Financial Statements.
N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007
	Short Duration Bond Portfolio		Floating Rate Loan Portfolio(2)		Diversified Bond Portfolio
OPERATIONS
Net investment income	$31,960	$74,242	$31,832	$31,759	$44,811	$76,635
Net realized gain (loss)	2,109	527	(8,202)	(2,193)	(79,617)	(18,379)
Change in net unrealized depreciation	(58,836)	(1,858)	(41,777)	(43,897)	(43,240)	(52,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,767)	72,911	(18,147)	(14,331)	(78,046)	5,606

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(32,124)	(73,986)	(31,275)	(31,575)	(39,974)	(80,005)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	200,975	333,623	121,636	852,581	176,596	1,256,267
Dividend and distribution reinvestments	32,124	73,986	31,275	31,575	39,974	80,005
Cost of shares repurchased	(48,218)	(767,973)	(18,465)	(65,712)	(133,681)	(16,763)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	184,881	(360,364)	134,446	818,444	82,889	1,319,509

NET INCREASE (DECREASE) IN NET ASSETS	127,990	(361,439)	85,024	772,538	(35,131)	1,245,110

NET ASSETS
Beginning of Year or Periods	1,561,502	1,922,941	772,538	—	2,021,197	776,087

End of Year or Periods	$1,689,492	$1,561,502	$857,562	$772,538	$1,986,066	$2,021,197

Undistributed/Accumulated Net Investment Income (Loss)	($164)	$915	$557	$267	$4,837	$2,330

	Growth LT Portfolio		Focused 30 Portfolio		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$7,780	$12,580	($230)	$1,550	($28)	($601)
Net realized gain	79,877	250,451	32,162	42,521	5,224	15,987
Change in net unrealized appreciation (depreciation)	(307,848)	16,730	(99,608)	36,047	(17,658)	3,951

Net Increase (Decrease) in Net Assets Resulting from Operations	(220,191)	279,761	(67,676)	80,118	(12,462)	19,337

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(255,432)	(8,408)	(42,818)	(1,231)	(15,124)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	305,516	127,502	448,751	129,718	18,035	37,302
Dividend and distribution reinvestments	255,432	8,408	42,818	1,231	15,124	—
Cost of shares repurchased	(100,947)	(316,631)	(91,125)	(81,095)	(33,850)	(43,508)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	460,001	(180,721)	400,444	49,854	(691)	(6,206)

NET INCREASE (DECREASE) IN NET ASSETS	(15,622)	90,632	289,950	128,741	(28,277)	13,131

NET ASSETS
Beginning of Year or Period	1,956,132	1,865,500	374,199	245,458	139,727	126,596

End of Year or Period	$1,940,510	$1,956,132	$664,149	$374,199	$111,450	$139,727

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1) Unaudited.
(2) Operations commenced on May 1, 2007.
N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007
	Mid-Cap Equity Portfolio(2)		Large-Cap Growth Portfolio		International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$29,125	$34,575	($963)	($2,027)	$43,198	$62,713
Net realized gain (loss)	(388,205)	592,882	(37,996)	191,837	(9,941)	660,024
Change in net unrealized appreciation (depreciation)	(38,937)	(748,474)	(113,920)	47,223	(282,270)	(345,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(398,017)	(121,017)	(152,879)	237,033	(249,013)	377,651

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(596,115)	(34,670)	(187,644)	—	(678,456)	(548,404)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	208,829	698,762	71,330	190,459	232,614	748,951
Dividend and distribution reinvestments	596,115	34,670	187,644	—	678,456	548,404
Cost of shares repurchased	(229,591)	(174,561)	(47,289)	(986,220)	(244,013)	(1,985,676)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	575,353	558,871	211,685	(795,761)	667,057	(688,321)

NET INCREASE (DECREASE) IN NET ASSETS	(418,779)	403,184	(128,838)	(558,728)	(260,412)	(859,074)

NET ASSETS
Beginning of Year or Period	4,392,608	3,989,424	1,027,136	1,585,864	3,214,956	4,074,030

End of Year or Period	$3,973,829	$4,392,608	$898,298	$1,027,136	$2,954,544	$3,214,956

Undistributed Net Investment Income	N/A	N/A	N/A	N/A	$33,060	$9,904

	Small-Cap Value Portfolio		Multi-Strategy Portfolio		Main Street Core Portfolio
OPERATIONS
Net investment income	$5,867	$12,354	$5,972	$12,563	$14,046	$30,629
Net realized gain (loss)	22,425	63,557	(11,988)	25,932	(146,892)	251,913
Change in net unrealized depreciation	(44,853)	(56,452)	(24,594)	(15,741)	(94,432)	(185,680)

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,561)	19,459	(30,610)	22,754	(227,278)	96,862

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(63,603)	(12,296)	(25,200)	(13,333)	(244,073)	(30,550)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	63,405	75,183	3,386	16,502	108,025	256,918
Shares issued in connection with acquisition (3)	—	—	—	—	—	78,005
Dividend and distribution reinvestments	63,603	12,296	25,200	13,333	244,073	30,550
Cost of shares repurchased	(36,470)	(99,587)	(47,808)	(104,232)	(361,817)	(64,198)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	90,538	(12,108)	(19,222)	(74,397)	(9,719)	301,275

NET INCREASE (DECREASE) IN NET ASSETS	10,374	(4,945)	(75,032)	(64,976)	(481,070)	367,587

NET ASSETS
Beginning of Year or Period	593,091	598,036	449,867	514,843	2,552,874	2,185,287

End of Year or Period	$603,465	$593,091	$374,835	$449,867	$2,071,804	$2,552,874

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1) Unaudited.
(2) Formerly named Mid-Cap Value Portfolio.
(3) See Note 15 to Financial Statements.
N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007
	Emerging Markets Portfolio		Money Market Portfolio		High Yield Bond Portfolio
OPERATIONS
Net investment income	$16,762	$20,775	$15,410	$50,426	$31,738	$62,940
Net realized gain (loss)	241,494	302,609	—	(2)	(15,461)	3,692
Change in net unrealized appreciation (depreciation)	(483,158)	194,906	—	—	(31,647)	(45,774)

Net Increase (Decrease) in Net Assets Resulting from Operations	(224,902)	518,290	15,410	50,424	(15,370)	20,858

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(302,574)	(332,148)	(15,438)	(50,448)	(32,130)	(62,230)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	64,123	230,802	740,784	1,542,801	72,749	135,499
Dividend and distribution reinvestments	302,574	332,148	15,438	50,448	32,130	62,230
Cost of shares repurchased	(296,494)	(147,420)	(599,347)	(1,516,099)	(63,992)	(202,882)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	70,203	415,530	156,875	77,150	40,887	(5,153)

NET INCREASE (DECREASE) IN NET ASSETS	(457,273)	601,672	156,847	77,126	(6,613)	(46,525)

NET ASSETS
Beginning of Year or Period	2,142,742	1,541,070	1,047,501	970,375	792,270	838,795

End of Year or Period	$1,685,469	$2,142,742	$1,204,348	$1,047,501	$785,657	$792,270

Undistributed/Accumulated Net Investment Income (Loss)	$15,084	$1,638	($28)	$277	($392)	$1,264

	Managed Bond Portfolio		Inflation Managed Portfolio		Comstock Portfolio
OPERATIONS
Net investment income	$126,057	$203,879	$99,225	$189,290	$22,722	$37,114
Net realized gain (loss)	196,025	(923)	173,585	73,950	14,050	103,667
Change in net unrealized appreciation (depreciation)	(321,668)	163,737	(113,182)	152,676	(427,283)	(285,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	414	366,693	159,628	415,916	(390,511)	(145,148)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(121,817)	(196,950)	(120,319)	(175,232)	(103,749)	(37,174)

CAPITAL SHARE TRANSACTIONS Proceeds from sale of shares	232,233	836,380	205,167	1,024,689	153,488	1,206,803
Dividend and distribution reinvestments	121,817	196,950	120,319	175,232	103,749	37,174
Cost of shares repurchased	(249,227)	(142,178)	(297,812)	(75,401)	(447,568)	(39,132)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	104,823	891,152	27,674	1,124,520	(190,331)	1,204,845

NET INCREASE (DECREASE) IN NET ASSETS	(16,580)	1,060,895	66,983	1,365,204	(684,591)	1,022,523

NET ASSETS
Beginning of Year or Period	4,819,028	3,758,133	4,752,429	3,387,225	2,631,070	1,608,547

End of Year or Period	$4,802,448	$4,819,028	$4,819,412	$4,752,429	$1,946,479	$2,631,070

Undistributed/Accumulated Net Investment Income (Loss)	$50,392	($2,721)	$2,731	$12,783	N/A	N/A

(1) Unaudited.
N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007
	Mid-Cap Growth Portfolio		Real Estate Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income	$1,259	$6,120	$12,551	$16,188	$1,158	$933
Net realized gain	47,813	128,199	53,073	210,094	4,970	13,909
Change in net unrealized appreciation (depreciation)	(171,706)	118,710	(88,963)	(411,420)	(19,712)	(9,516)

Net Increase (Decrease) in Net Assets Resulting from Operations	(122,634)	253,029	(23,339)	(185,138)	(13,584)	5,326

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(128,769)	(5,942)	(213,892)	(12,487)	(14,164)	(859)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	78,076	214,429	45,061	99,765	429,421	349,485
Dividend and distribution reinvestments	128,769	5,942	213,892	12,487	14,164	859
Cost of shares repurchased	(393,683)	(83,663)	(266,268)	(158,664)	(17,972)	(16,296)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(186,838)	136,708	(7,315)	(46,412)	425,613	334,048

NET INCREASE (DECREASE) IN NET ASSETS	(438,241)	383,795	(244,546)	(244,037)	397,865	338,515

NET ASSETS
Beginning of Year or Period	1,454,146	1,070,351	974,207	1,218,244	437,250	98,735

End of Year or Period	$1,015,905	$1,454,146	$729,661	$974,207	$835,115	$437,250

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1) Unaudited.
N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CASH FLOWS (1)
FOR THE PERIOD ENDED JUNE 30, 2008
(In thousands)

	Long/Short	Floating
	Large-Cap	Rate Loan
	Portfolio(2)	Portfolio

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	($86,988)	($18,147)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of long-term securities	(1,556,261)	(234,534)
Proceeds from disposition of long-term securities	233,736	111,895
Purchases to cover securities sold short	(52,528)	—
Proceeds from securities sold short	306,598	—
Purchases/sales of short-term securities, net	(15,442)	22,743
Deposits held at prime broker	(1,525)	—
Increase in dividends and interest receivable	(1,534)	(5,099)
Increase in receivable for securities sold	(9,595)	(26,856)
Increase/decrease in payable for securities purchased	9,600	(739)
Increase in accrued advisory fees	756	39
Increase in accrued service fees	28	6
Increase/decrease in accrued support service fees	1	(19)
Increase/decrease in accrued custodian, and portfolio accounting and tax fees	11	(104)
Increase in accrued dividends and interest payable	568	—
Increase/decrease in accrued other liabilities	10	(47)
Unrealized depreciation on investment securities	83,640	41,595
Unrealized depreciation on unfunded loan commitments	—	194
Net realized gain/loss on investment securities	(843)	7,964
Increase in variation margin on futures contracts	(28)	—
Net amortization on investments	3	(1,478)

Net cash used in operating activities	(1,089,793)	(102,587)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,102,743	119,441
Payments on shares redeemed	(12,279)	(18,487)

Net cash provided by financing activities	1,090,464	100,954

NET INCREASE (DECREASE) IN CASH	671	(1,633)

CASH:
Beginning of Period	—	2,854

End of Period	$671	$1,221

(1) The Long/Short Large-Cap and Floating Rate Loan Portfolios have not met the exemption criteria under Statement of Financial Accounting Standards No. 102, Statement of Cash Flows — Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, issued by Financial Accounting Standards Board and therefore includes Statements of Cash Flows. All other portfolios have met the exemption criteria.

(2) Operations commenced on May 1, 2008.

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net						Net
	Asset						Asset
	Value,		Net				Value,
	Beginning	Net	Realized and	Total from			End
	of Year	Investment	Unrealized	Investment	Total		of Year
For the Year or Period Ended	or Period	Income (Loss)	Gain (Loss)	Operations	Distributions		or Period

Small-Cap Growth (4)
01/01/2008 - 06/30/2008 (5), (6)	$13.30	($0.01)	($2.09)	($2.10)	($1.05)		$10.15
2007 (6)	11.56	(0.02)	1.76	1.74	—		13.30
2006 (6)	11.03	0.02	0.54	0.56	(0.03	)(7)	11.56
2005 (6)	10.77	0.03	0.25	0.28	(0.02)		11.03
2004	9.11	0.07	1.66	1.73	(0.07)		10.77
2003	6.87	0.04	2.24	2.28	(0.04)		9.11

International Value
01/01/2008 - 06/30/2008 (5), (6)	$18.34	$0.38	($2.51)	($2.13)	($0.76)		$15.45
2007 (6)	19.71	0.41	0.92	1.33	(2.70)		18.34
2006 (6)	15.91	0.37	3.72	4.09	(0.29)		19.71
2005 (6)	14.82	0.30	1.09	1.39	(0.30)		15.91
2004	12.92	0.22	1.90	2.12	(0.22)		14.82
2003	10.27	0.16	2.68	2.84	(0.19)		12.92

Long/Short Large-Cap (8)
05/01/2008 - 06/30/2008 (5), (6)	$10.00	$0.01	($0.66)	($0.65)	$—		$9.35

International Small-Cap
01/01/2008 - 06/30/2008 (5), (6)	$10.67	$0.12	($0.79)	($0.67)	($0.02)		$9.98
2007 (6)	10.30	0.14	0.35	0.49	(0.12)		10.67
05/01/2006 - 12/31/2006 (6)	10.00	0.04	0.27	0.31	(0.01)		10.30

Equity Index
01/01/2008 - 06/30/2008 (5), (6)	$33.65	$0.30	($4.36)	($4.06)	($1.33)		$28.26
2007 (6)	32.59	0.60	1.11	1.71	(0.65)		33.65
2006 (6)	29.56	0.53	4.01	4.54	(1.51)		32.59
2005 (6)	28.78	0.46	0.87	1.33	(0.55)		29.56
2004	26.46	0.48	2.32	2.80	(0.48)		28.78
2003	20.91	0.36	5.55	5.91	(0.36)		26.46

Small-Cap Index
01/01/2008 - 06/30/2008 (5), (6)	$13.66	$0.08	($1.36)	($1.28)	($1.18)		$11.20
2007 (6)	14.13	0.21	(0.49)	(0.28)	(0.19)		13.66
2006 (6)	14.29	0.17	2.39	2.56	(2.72)		14.13
2005 (6)	13.76	0.11	0.49	0.60	(0.07)		14.29
2004	11.75	0.07	2.02	2.09	(0.08)		13.76
2003	8.06	0.06	3.69	3.75	(0.06)		11.75

Diversified Research
01/01/2008 - 06/30/2008 (5), (6)	$13.50	$0.06	($1.39)	($1.33)	($1.95)		$10.22
2007 (6)	13.44	0.10	0.06	0.16	(0.10)		13.50
2006 (6)	12.35	0.09	1.38	1.47	(0.38)		13.44
2005 (6)	11.78	0.06	0.56	0.62	(0.05)		12.35
2004	10.65	0.06	1.14	1.20	(0.07)		11.78
2003	8.06	0.03	2.59	2.62	(0.03)		10.65

Equity
01/01/2008 - 06/30/2008 (5), (6)	$22.16	$0.04	($2.44)	($2.40)	($2.66)		$17.10
2007 (6)	20.90	0.05	1.26	1.31	(0.05)		22.16
2006 (6)	19.31	0.06	1.61	1.67	(0.08	)(7)	20.90
2005 (6)	18.17	0.04	1.15	1.19	(0.05)		19.31
2004	17.42	0.14	0.75	0.89	(0.14)		18.17
2003	14.06	0.04	3.38	3.42	(0.06)		17.42

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratios of
			Ratios of	Expenses	Ratios
		Net Assets,	Expenses	Before	of Net
		End of	After Expense	Expense	Investment
		Year or	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Small-Cap Growth (4)
01/01/2008 - 06/30/2008 (5), (6)	(15.89%)	$857,154	0.82%	0.83%	(0.20%)	35.04%
2007 (6)	15.10%	839,451	0.83%	0.83%	(0.14%)	133.93%
2006 (6)	5.07%	479,758	0.83%	0.84%	0.19%	48.14%
2005 (6)	2.66%	577,340	0.84%	0.84%	0.27%	113.17%
2004	18.94%	272,533	0.86%	0.93%	0.62%	84.70%
2003	33.14%	303,500	0.86%	0.98%	0.47%	183.00%

International Value
01/01/2008 - 06/30/2008 (5), (6)	(11.60%)	$3,544,377	0.88%	0.88%	4.55%	14.53%
2007 (6)	6.24%	3,974,424	0.88%	0.88%	2.07%	18.46%
2006 (6)	25.69%	2,827,040	0.91%	0.91%	2.07%	107.15%
2005 (6)	9.43%	2,013,241	0.92%	0.92%	1.97%	26.10%
2004	16.42%	2,105,462	0.93%	0.93%	1.77%	8.46%
2003	27.71%	1,593,347	0.93%	0.95%	1.79%	12.76%

Long/Short Large-Cap (8)
05/01/2008 - 06/30/2008 (5), (6)	(6.50%)	$1,003,606	1.63% (8)	1.75% (8)	0.72%	52.45% (8)

International Small-Cap
01/01/2008 - 06/30/2008 (5), (6)	(6.45%)	$976,675	1.08%	1.09%	2.36%	50.05%
2007 (6)	4.73%	1,050,457	1.09%	1.09%	1.27%	98.03%
05/01/2006 - 12/31/2006 (6)	3.11%	754,823	1.12%	1.13%	0.68%	51.08%

Equity Index
01/01/2008 - 06/30/2008 (5), (6)	(12.04%)	$2,464,327	0.27%	0.27%	1.95%	3.18%
2007 (6)	5.23%	2,123,411	0.27%	0.27%	1.76%	5.19%
2006 (6)	15.52%	2,405,696	0.28%	0.28%	1.70%	5.56%
2005 (6)	4.67%	2,236,486	0.28%	0.29%	1.60%	8.71%
2004	10.58%	1,723,653	0.29%	0.29%	1.72%	5.64%
2003	28.29%	1,641,092	0.30%	0.30%	1.49%	1.00%

Small-Cap Index
01/01/2008 - 06/30/2008 (5), (6)	(9.46%)	$625,782	0.52%	0.53%	1.30%	17.18%
2007 (6)	(2.02%)	1,542,179	0.52%	0.52%	1.46%	16.96%
2006 (6)	17.79%	1,160,799	0.53%	0.53%	1.06%	17.47%
2005 (6)	4.38%	1,368,115	0.54%	0.54%	0.81%	21.52%
2004	17.76%	1,377,562	0.55%	0.55%	0.75%	25.15%
2003	46.53%	645,568	0.55%	0.56%	0.80%	19.09%

Diversified Research
01/01/2008 - 06/30/2008 (5), (6)	(9.89%)	$1,007,105	0.88%	0.88%	0.95%	24.44%
2007 (6)	1.19%	1,518,700	0.89%	0.89%	0.72%	44.56%
2006 (6)	11.97%	1,659,020	0.93%	0.93%	0.69%	25.19%
2005 (6)	5.24%	1,165,504	0.93%	0.93%	0.55%	22.83%
2004	11.20%	581,875	0.95%	0.95%	0.65%	21.17%
2003	32.63%	400,630	0.96%	0.99%	0.38%	23.56%

Equity
01/01/2008 - 06/30/2008 (5), (6)	(10.86%)	$208,397	0.68%	0.68%	0.38%	15.40%
2007 (6)	6.27%	261,673	0.67%	0.67%	0.24%	35.84%
2006 (6)	8.65%	266,005	0.68%	0.69%	0.30%	31.61%
2005 (6)	6.53%	313,128	0.70%	0.70%	0.20%	169.07%
2004	5.14%	360,662	0.70%	0.73%	0.71%	61.69%
2003	24.33%	424,708	0.71%	0.75%	0.33%	61.86%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

Investment Activities
Net	Net
Asset	Asset
Value,	Net	Value,
Beginning	Net	Realized and	Total from	End
of Year	Investment	Unrealized	Investment	Total	of Year
For the Year or Period Ended	or Period	Income (Loss)	Gain (Loss)	Operations	Distributions	or Period

American Funds Growth-Income (9)
01/01/2008 - 06/30/2008 (5), (6)	$12.47	$—	(10)	($1.41)	($1.41)	($0.45)	$10.61
2007 (6)	12.07	0.17	0.39	0.56	(0.16)	12.47
2006 (6)	10.88	0.17	1.44	1.61	(0.42)	12.07
05/02/2005 - 12/31/2005 (6)	10.00	0.13	0.86	0.99	(0.11)	10.88

American Funds Growth (9)
01/01/2008 - 06/30/2008 (5), (6)	$14.40	($0.02)	($1.12)	($1.14)	($1.84)	$11.42
2007 (6)	12.92	0.06	1.48	1.54	(0.06)	14.40
2006 (6)	11.92	0.06	1.11	1.17	(0.17)	12.92
05/02/2005 - 12/31/2005 (6)	10.00	0.05	1.91	1.96	(0.04)	11.92

Large-Cap Value
01/01/2008 - 06/30/2008 (5), (6)	$14.21	$0.11	($1.97)	($1.86)	($0.50)	$11.85
2007 (6)	13.89	0.19	0.30	0.49	(0.17)	14.21
2006 (6)	13.22	0.17	2.06	2.23	(1.56)	13.89
2005	12.62	0.18	0.59	0.77	(0.17)	13.22
2004	11.62	0.15	1.00	1.15	(0.15)	12.62
2003	8.95	0.11	2.68	2.79	(0.12)	11.62

Technology
01/01/2008 - 06/30/2008 (5), (6)	$7.67	($0.01)	($1.32)	($1.33)	($1.25)	$5.09
2007 (6)	6.23	0.01	1.43	1.44	(—	)(10)	7.67
2006 (6)	5.70	(0.04)	0.57	0.53	—	6.23
2005 (6)	4.68	(0.03)	1.05	1.02	—	5.70
2004	4.52	(0.03)	0.19	0.16	—	4.68
2003	3.17	(0.02)	1.37	1.35	—	4.52

Short Duration Bond
01/01/2008 - 06/30/2008 (5), (6)	$9.65	$0.19	($0.33)	($0.14)	($0.18)	$9.33
2007 (6)	9.66	0.43	(—	)(10)	0.43	(0.44)	9.65
2006 (6)	9.65	0.40	0.01	0.41	(0.40)	9.66
2005 (6)	9.80	0.28	(0.14)	0.14	(0.29)	9.65
2004	9.93	0.21	(0.09)	0.12	(0.25	)(11)	9.80
05/01/2003 - 12/31/2003	10.00	0.17	(0.07)	0.10	(0.17)	9.93

Floating Rate Loan
01/01/2008 - 06/30/2008 (5), (6)	$9.41	$0.35	($0.58)	($0.23)	($0.34)	$8.84
05/01/2007 - 12/31/2007 (6)	10.00	0.43	(0.62)	(0.19)	(0.40)	9.41

Diversified Bond
01/01/2008 - 06/30/2008 (5), (6)	$9.77	$0.21	($0.57)	($0.36)	($0.19)	$9.22
2007 (6)	10.15	0.50	(0.38)	0.12	(0.50)	9.77
05/01/2006 - 12/31/2006 (6)	10.00	0.33	0.19	0.52	(0.37)	10.15

Growth LT
01/01/2008 - 06/30/2008 (5), (6)	$26.10	$0.10	($2.85)	($2.75)	($3.07)	$20.28
2007 (6)	22.66	0.16	3.39	3.55	(0.11)	26.10
2006 (6)	20.78	0.09	1.92	2.01	(0.13	)(7)	22.66
2005 (6)	19.35	0.05	1.43	1.48	(0.05)	20.78
2004	17.52	0.07	1.76	1.83	—	19.35
2003	13.08	(0.03)	4.47	4.44	—	17.52

Focused 30
01/01/2008 - 06/30/2008 (5), (6)	$16.12	($0.01)	($1.44)	($1.45)	($0.94)	$13.73
2007 (6)	12.27	0.07	3.83	3.90	(0.05)	16.12
2006 (6)	9.92	0.04	2.32	2.36	(0.01)	12.27
2005 (6)	8.19	0.10	1.71	1.81	(0.08)	9.92
2004	7.14	0.01	1.04	1.05	(—	)(10)	8.19
2003	5.02	(0.02)	2.14	2.12	—	7.14

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratios of
			Ratios of	Expenses	Ratios
		Net Assets,	Expenses	Before	of Net
		End of	After Expense	Expense	Investment
		Year or	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

American Funds Growth-Income (9)
01/01/2008 - 06/30/2008 (5), (6)	(11.27%)	$1,672,190	0.61%	0.95%	0.03%	10.53%
2007 (6)	4.66%	2,072,241	0.54%	0.95%	1.36%	2.21%
2006 (6)	14.77%	1,589,151	0.38%	0.97%	1.49%	0.89%
05/02/2005 - 12/31/2005 (6)	9.85%	783,865	0.39%	0.98%	1.83%	1.47%

American Funds Growth (9)
01/01/2008 - 06/30/2008 (5), (6)	(7.89%)	$1,866,157	0.62%	0.96%	(0.31%)	2.70%
2007 (6)	11.93%	1,558,464	0.53%	0.96%	0.44%	27.54%
2006 (6)	9.81%	1,648,035	0.38%	0.97%	0.52%	2.48%
05/02/2005 - 12/31/2005 (6)	19.67%	1,084,892	0.39%	0.98%	0.73%	1.61%

Large-Cap Value
01/01/2008 - 06/30/2008 (5), (6)	(13.08%)	$2,769,944	0.81%	0.81%	1.62%	14.80%
2007 (6)	3.54%	3,057,065	0.83%	0.83%	1.28%	19.19%
2006 (6)	17.58%	2,583,466	0.88%	0.88%	1.27%	28.83%
2005	6.16%	1,898,228	0.89%	0.89%	1.21%	65.04%
2004	9.93%	2,759,827	0.89%	0.90%	1.46%	34.94%
2003	31.24%	1,839,283	0.89%	0.91%	1.36%	32.61%

Technology
01/01/2008 - 06/30/2008 (5), (6)	(17.39%)	$91,222	1.14%	1.14%	(0.25%)	144.90%
2007 (6)	23.03%	133,131	1.15%	1.15%	0.17%	276.44%
2006 (6)	9.34%	100,238	1.17%	1.18%	(0.68%)	336.86%
2005 (6)	21.71%	118,498	1.19%	1.19%	(0.72%)	309.81%
2004	3.66%	98,077	1.18%	1.22%	(0.54%)	130.83%
2003	42.58%	124,044	1.26%	1.29%	(1.01%)	144.41%

Short Duration Bond
01/01/2008 - 06/30/2008 (5), (6)	(1.45%)	$1,689,492	0.63%	0.63%	3.90%	61.11%
2007 (6)	4.47%	1,561,502	0.62%	0.62%	4.49%	64.84%
2006 (6)	4.27%	1,922,941	0.63%	0.63%	4.12%	55.97%
2005 (6)	1.57%	1,574,060	0.63%	0.63%	2.89%	109.28%
2004	1.21%	1,408,935	0.65%	0.65%	2.12%	189.32%
05/01/2003 - 12/31/2003	0.96%	891,899	0.66%	0.66%	2.74%	227.50%

Floating Rate Loan
01/01/2008 - 06/30/2008 (5), (6)	(2.34%)	$857,562	1.01%	1.01%	7.84%	11.96%
05/01/2007 - 12/31/2007 (6)	(1.86%)	772,538	1.03%	1.03%	6.56%	12.05%

Diversified Bond
01/01/2008 - 06/30/2008 (5), (6)	(3.69%)	$1,986,066	0.63%	0.63%	4.36%	396.20%
2007 (6)	1.32%	2,021,197	0.63%	0.63%	5.02%	925.04%
05/01/2006 - 12/31/2006 (6)	5.20%	776,087	0.64%	0.64%	4.82%	466.45%

Growth LT
01/01/2008 - 06/30/2008 (5), (6)	(10.48%)	$1,940,510	0.78%	0.78%	0.84%	37.03%
2007 (6)	15.63%	1,956,132	0.77%	0.78%	0.66%	66.24%
2006 (6)	9.72%	1,865,500	0.78%	0.78%	0.43%	59.07%
2005 (6)	7.68%	1,577,844	0.79%	0.79%	0.24%	41.57%
2004	10.40%	1,835,524	0.80%	0.82%	0.30%	49.60%
2003	33.98%	1,748,854	0.80%	0.82%	(0.13%)	48.90%

Focused 30
01/01/2008 - 06/30/2008 (5), (6)	(9.05%)	$664,149	0.96%	0.96%	(0.11%)	37.88%
2007 (6)	31.84%	374,199	0.96%	0.96%	0.51%	24.37%
2006 (6)	23.71%	245,458	1.01%	1.02%	0.36%	35.56%
2005 (6)	22.07%	154,142	1.03%	1.03%	1.13%	71.37%
2004	14.85%	94,760	1.03%	1.03%	0.16%	71.22%
2003	42.26%	74,054	1.06%	1.06%	(0.45%)	65.97%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net							Net
	Asset							Asset
	Value,			Net				Value,
	Beginning	Net		Realized and	Total from			End of
	of Year or	Investment		Unrealized	Investment	Total		Year or
For the Year or Period Ended	Period	Income (Loss)		Gain (Loss)	Operations	Distributions		Period

Health Sciences
01/01/2008 - 06/30/2008 (5), (6)	$12.08	($—	)(10)	($0.98)	($0.98)	($1.50)		$9.60
2007 (6)	10.37	(0.05)		1.76	1.71	—		12.08
2006 (6)	10.99	(0.06)		0.91	0.85	(1.47)		10.37
2005 (6)	9.73	(0.05)		1.51	1.46	(0.20)		10.99
2004	9.05	(0.03)		0.71	0.68	—		9.73
2003	7.08	(0.02)		1.99	1.97	—		9.05

Mid-Cap Equity (12)
01/01/2008 - 06/30/2008 (5), (6)	$17.16	$0.11		($1.68)	($1.57)	($2.34)		$13.25
2007 (6)	17.68	0.15		(0.53)	(0.38)	(0.14)		17.16
2006 (6)	18.08	0.11		2.41	2.52	(2.92)		17.68
2005 (6)	18.24	0.11		1.38	1.49	(1.65)		18.08
2004	14.63	0.06		3.61	3.67	(0.06)		18.24
2003	11.39	0.06		3.25	3.31	(0.07)		14.63

Large-Cap Growth (13)
01/01/2008 - 06/30/2008 (5), (6)	$9.38	($0.01)		($1.36)	($1.37)	($1.67)		$6.34
2007 (6)	7.71	(0.01)		1.68	1.67	—		9.38
2006 (6)	8.03	0.01		(0.32)	(0.31)	(0.01	)(7)	7.71
2005 (6)	7.83	0.02		0.21	0.23	(0.03)		8.03
2004	7.53	0.05		0.30	0.35	(0.05)		7.83
2003	6.02	0.01		1.52	1.53	(0.02)		7.53

International Large-Cap
01/01/2008 - 06/30/2008 (5), (6)	$9.49	$0.13		($0.87)	($0.74)	($2.01)		$6.74
2007 (6)	10.58	0.18		0.77	0.95	(2.04)		9.49
2006 (6)	8.80	0.28		2.06	2.34	(0.56)		10.58
2005 (6)	7.86	0.08		0.92	1.00	(0.06)		8.80
2004	6.69	0.07		1.17	1.24	(0.07)		7.86
2003	5.19	0.06		1.51	1.57	(0.07)		6.69

Small-Cap Value
01/01/2008 - 06/30/2008 (5), (6)	$14.40	$0.14		($0.50)	($0.36)	($1.47)		$12.57
2007 (6)	14.26	0.30		0.14	0.44	(0.30)		14.40
2006 (6)	16.15	0.33		2.52	2.85	(4.74)		14.26
2005 (6)	15.09	0.20		1.77	1.97	(0.91)		16.15
2004	12.60	0.22		2.80	3.02	(0.53)		15.09
05/01/2003 - 12/31/2003	10.00	0.10		2.60	2.70	(0.10)		12.60

Multi-Strategy
01/01/2008 - 06/30/2008 (5), (6)	$17.91	$0.25		($1.50)	($1.25)	($1.12)		$15.54
2007 (6)	17.68	0.47		0.31	0.78	(0.55)		17.91
2006 (6)	16.61	0.42		1.52	1.94	(0.87)		17.68
2005	16.37	0.37		0.25	0.62	(0.38)		16.61
2004	15.16	0.26		1.23	1.49	(0.28)		16.37
2003	12.48	0.21		2.69	2.90	(0.22)		15.16

Main Street Core
01/01/2008 - 06/30/2008 (5), (6)	$24.96	$0.14		($2.55)	($2.41)	($2.66)		$19.89
2007 (6)	24.19	0.32		0.75	1.07	(0.30)		24.96
2006 (6)	21.26	0.26		2.96	3.22	(0.29)		24.19
2005 (6)	20.27	0.25		0.97	1.22	(0.23)		21.26
2004	18.74	0.25		1.54	1.79	(0.26)		20.27
2003	14.89	0.15		3.87	4.02	(0.17)		18.74

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratios of
			Ratios of	Expenses	Ratios
		Net Assets,	Expenses	Before	of Net
		End of	After Expense	Expense	Investment
		Year or	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Health Sciences
01/01/2008 - 06/30/2008 (5), (6)	(8.03%)	$111,450	1.13%	1.13%	(0.05%)	57.42%
2007 (6)	16.47%	139,727	1.14%	1.14%	(0.45%)	81.23%
2006 (6)	8.11%	126,596	1.16%	1.17%	(0.52%)	109.64%
2005 (6)	15.28%	145,425	1.17%	1.17%	(0.54%)	167.51%
2004	7.54%	127,039	1.16%	1.19%	(0.25%)	181.83%
2003	27.82%	122,741	1.16%	1.19%	(0.29%)	114.39%

Mid-Cap Equity (12)
01/01/2008 - 06/30/2008 (5), (6)	(9.18%)	$3,973,829	0.87%	0.87%	1.40%	45.40%
2007 (6)	(2.15%)	4,392,608	0.87%	0.87%	0.78%	78.69%
2006 (6)	14.97%	3,989,424	0.88%	0.88%	0.64%	62.35%
2005 (6)	8.87%	2,765,961	0.88%	0.88%	0.65%	77.58%
2004	25.08%	1,693,994	0.89%	0.97%	0.40%	89.13%
2003	29.10%	1,141,905	0.89%	0.96%	0.56%	87.60%

Large-Cap Growth (13)
01/01/2008 - 06/30/2008 (5), (6)	(14.79%)	$898,298	0.94%	0.94%	(0.22%)	92.63%
2007 (6)	21.63%	1,027,136	0.95%	0.95%	(0.17%)	149.35%
2006 (6)	(3.82%)	1,585,864	0.98%	0.98%	0.14%	158.74%
2005 (6)	2.94%	1,179,493	0.99%	0.99%	0.30%	147.32%
2004	4.65%	1,876,064	0.99%	1.01%	0.76%	35.70%
2003	25.36%	1,106,881	0.99%	1.01%	0.28%	29.95%

International Large-Cap
01/01/2008 - 06/30/2008 (5), (6)	(7.68%)	$2,954,544	0.99%	0.99%	2.84%	17.18%
2007 (6)	9.26%	3,214,956	1.03%	1.03%	1.78%	41.37%
2006 (6)	27.00%	4,074,030	1.11%	1.11%	2.84%	50.66%
2005 (6)	12.70%	3,005,340	1.12%	1.12%	0.98%	46.30%
2004	18.60%	1,787,081	1.14%	1.14%	0.98%	48.01%
2003	30.52%	1,098,950	1.15%	1.16%	0.73%	131.03%

Small-Cap Value
01/01/2008 - 06/30/2008 (5), (6)	(2.49%)	$603,465	0.97%	0.98%	1.99%	17.09%
2007 (6)	3.14%	593,091	0.97%	0.97%	1.96%	36.80%
2006 (6)	19.75%	598,036	0.98%	0.98%	2.13%	30.45%
2005 (6)	13.65%	511,970	0.98%	0.98%	1.30%	47.42%
2004	24.41%	606,338	1.00%	1.01%	1.96%	24.72%
05/01/2003 - 12/31/2003	26.93%	318,718	1.02%	1.06%	1.79%	44.21%

Multi-Strategy
01/01/2008 - 06/30/2008 (5), (6)	(6.99%)	$374,835	0.71%	0.71%	2.97%	73.79%
2007 (6)	4.34%	449,867	0.70%	0.71%	2.54%	138.38%
2006 (6)	11.68%	514,843	0.70%	0.70%	2.44%	169.63%
2005	3.78%	571,801	0.70%	0.70%	2.11%	256.99%
2004	9.81%	625,588	0.70%	0.70%	1.59%	291.87%
2003	23.28%	622,688	0.71%	0.71%	1.50%	261.98%

Main Street Core
01/01/2008 - 06/30/2008 (5), (6)	(9.63%)	$2,071,804	0.67%	0.67%	1.22%	86.40%
2007 (6)	4.40%	2,552,874	0.67%	0.67%	1.26%	107.84%
2006 (6)	15.18%	2,185,287	0.68%	0.68%	1.15%	106.18%
2005 (6)	5.99%	2,004,069	0.69%	0.69%	1.24%	83.74%
2004	9.54%	1,426,317	0.70%	0.70%	1.39%	78.11%
2003	26.96%	1,172,300	0.71%	0.71%	1.05%	85.27%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net						Net
	Asset						Asset
	Value,		Net				Value,
	Beginning	Net	Realized and		Total from		End of
	of Year or	Investment	Unrealized		Investment	Total	Year or
For the Year or Period Ended	Period	Income (Loss)	Gain (Loss)		Operations	Distributions	Period

Emerging Markets
01/01/2008 - 06/30/2008 (5), (6)	$20.96	$0.17	($2.54)		($2.37)	($3.31)	$15.28
2007 (6)	19.17	0.23	5.55		5.78	(3.99)	20.96
2006 (6)	18.42	0.19	3.83		4.02	(3.27)	19.17
2005 (6)	13.13	0.22	5.22		5.44	(0.15)	18.42
2004	9.91	0.18	3.23		3.41	(0.19)	13.13
2003	5.93	0.09	3.97		4.06	(0.08)	9.91

Money Market
01/01/2008 - 06/30/2008 (5), (6)	$10.08	$0.14	($0.01)		$0.13	($0.13)	$10.08
2007 (6)	10.08	0.49	(—	)(10)	0.49	(0.49)	10.08
2006 (6)	10.09	0.47	(0.01)		0.46	(0.47)	10.08
2005 (6)	10.09	0.28	—		0.28	(0.28)	10.09
2004	10.09	0.10	—		0.10	(0.10)	10.09
2003	10.09	0.08	—		0.08	(0.08)	10.09

High Yield Bond
01/01/2008 - 06/30/2008 (5), (6)	$6.58	$0.26	($0.40)		($0.14)	($0.26)	$6.18
2007 (6)	6.93	0.53	(0.36)		0.17	(0.52)	6.58
2006 (6)	6.82	0.50	0.11		0.61	(0.50)	6.93
2005 (6)	7.15	0.49	(0.33)		0.16	(0.49)	6.82
2004	7.02	0.50	0.13		0.63	(0.50)	7.15
2003	6.28	0.49	0.74		1.23	(0.49)	7.02

Managed Bond
01/01/2008 - 06/30/2008 (5), (6)	$11.34	$0.29	($0.29)		$—	($0.29)	$11.05
2007 (6)	10.92	0.52	0.40		0.92	(0.50)	11.34
2006 (6)	10.85	0.47	0.04		0.51	(0.44)	10.92
2005 (6)	11.29	0.39	(0.10)		0.29	(0.73)	10.85
2004	11.16	0.30	0.29		0.59	(0.46)	11.29
2003	11.59	0.50	0.19		0.69	(1.12)	11.16

Inflation Managed
01/01/2008 - 06/30/2008 (5), (6)	$11.35	$0.24	$0.15		$0.39	($0.29)	$11.45
2007 (6)	10.75	0.51	0.56		1.07	(0.47)	11.35
2006 (6)	11.50	0.46	(0.42)		0.04	(0.79)	10.75
2005 (6)	12.38	0.33	(0.02)		0.31	(1.19)	11.50
2004	12.22	0.08	0.95		1.03	(0.87)	12.38
2003	12.06	0.02	0.93		0.95	(0.79)	12.22

Comstock (14)
01/01/2008 - 06/30/2008 (5), (6)	$10.22	$0.09	($1.78)		($1.69)	($0.45)	$8.08
2007 (6)	10.69	0.18	(0.50)		(0.32)	(0.15)	10.22
2006 (6)	10.23	0.18	1.42		1.60	(1.14)	10.69
2005 (6)	10.33	0.16	0.27		0.43	(0.53)	10.23
2004	8.91	0.10	1.42		1.52	(0.10)	10.33
2003	6.82	0.06	2.08		2.14	(0.05)	8.91

Mid-Cap Growth
01/01/2008 - 06/30/2008 (5), (6)	$10.53	$0.01	($1.04)		($1.03)	($1.20)	$8.30
2007 (6)	8.60	0.05	1.92		1.97	(0.04)	10.53
2006 (6)	8.04	0.02	0.70		0.72	(0.16)	8.60
2005 (6)	6.82	(0.03)	1.25		1.22	—	8.04
2004	5.61	(0.03)	1.24		1.21	—	6.82
2003	4.30	(0.02)	1.33		1.31	—	5.61

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratios of
			Ratios of	Expenses	Ratios
		Net Assets,	Expenses	Before	of Net
		End of	After Expense	Expense	Investment
		Year or	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Emerging Markets
01/01/2008 - 06/30/2008 (5), (6)	(11.32%)	$1,685,469	1.06%	1.06%	1.77%	29.13%
2007 (6)	33.09%	2,142,742	1.08%	1.08%	1.14%	59.20%
2006 (6)	24.40%	1,541,070	1.22%	1.22%	1.04%	86.15%
2005 (6)	41.47%	1,319,163	1.24%	1.25%	1.46%	66.48%
2004	34.62%	684,704	1.19%	1.21%	2.13%	27.66%
2003	68.50%	320,113	1.24%	1.25%	1.71%	20.26%

Money Market
01/01/2008 - 06/30/2008 (5), (6)	1.34%	$1,204,348	0.35%	0.35%	2.69%	N/A
2007 (6)	4.99%	1,047,501	0.35%	0.36%	4.83%	N/A
2006 (6)	4.69%	970,375	0.37%	0.37%	4.63%	N/A
2005 (6)	2.82%	874,177	0.37%	0.37%	2.77%	N/A
2004	1.01%	1,068,303	0.37%	0.37%	1.00%	N/A
2003	0.79%	1,161,021	0.37%	0.37%	0.80%	N/A

High Yield Bond
01/01/2008 - 06/30/2008 (5), (6)	(2.06%)	$785,657	0.63%	0.63%	7.97%	14.85%
2007 (6)	2.44%	792,270	0.63%	0.63%	7.67%	40.57%
2006 (6)	9.42%	838,795	0.64%	0.64%	7.34%	64.84%
2005 (6)	2.37%	872,657	0.64%	0.64%	7.10%	70.32%
2004	9.42%	895,618	0.66%	0.66%	7.12%	86.06%
2003	20.29%	925,494	0.65%	0.65%	7.40%	92.04%

Managed Bond
01/01/2008 - 06/30/2008 (5), (6)	0.13%	$4,802,448	0.63%	0.63%	5.11%	615.68%
2007 (6)	8.53%	4,819,028	0.63%	0.64%	4.76%	1,041.87%
2006 (6)	4.81%	3,758,133	0.65%	0.66%	4.35%	835.49%
2005 (6)	2.63%	3,520,109	0.65%	0.66%	3.54%	825.36%
2004	5.38%	2,991,450	0.65%	0.65%	2.46%	826.80%
2003	6.24%	2,619,647	0.66%	0.66%	4.02%	568.34%

Inflation Managed
01/01/2008 - 06/30/2008 (5), (6)	3.41%	$4,819,412	0.63%	0.63%	4.06%	416.34%
2007 (6)	10.14%	4,752,429	0.62%	0.62%	4.64%	916.41%
2006 (6)	0.52%	3,387,225	0.63%	0.64%	4.20%	945.17%
2005 (6)	2.54%	2,805,140	0.64%	0.64%	2.81%	1,092.46%
2004	8.90%	2,335,360	0.64%	0.65%	1.08%	1,040.98%
2003	8.24%	1,644,339	0.66%	0.66%	0.85%	1,024.08%

Comstock (14)
01/01/2008 - 06/30/2008 (5), (6)	(16.51%)	$1,946,479	0.92%	0.92%	1.91%	27.96%
2007 (6)	(3.01%)	2,631,070	0.92%	0.93%	1.61%	25.01%
2006 (6)	16.33%	1,608,547	0.98%	0.98%	1.72%	28.92%
2005 (6)	4.36%	922,448	0.99%	0.99%	1.60%	25.06%
2004	17.17%	771,295	1.00%	1.00%	1.34%	32.20%
2003	31.38%	422,539	1.00%	1.02%	1.18%	72.23%

Mid-Cap Growth
01/01/2008 - 06/30/2008 (5), (6)	(9.91%)	$1,015,905	0.93%	0.93%	0.21%	26.22%
2007 (6)	22.92%	1,454,146	0.92%	0.92%	0.48%	65.96%
2006 (6)	8.93%	1,070,351	0.93%	0.93%	0.24%	67.25%
2005 (6)	17.90%	290,848	0.95%	0.95%	(0.38%)	105.32%
2004	21.59%	229,789	0.96%	0.96%	(0.48%)	129.31%
2003	30.39%	167,630	1.00%	1.06%	(0.55%)	300.49%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net					Net
	Asset					Asset
	Value,		Net			Value,
	Beginning	Net	Realized and	Total from		End of
	of Year or	Investment	Unrealized	Investment	Total	Year or
For the Year or Period Ended	Period	Income	Gain (Loss)	Operations	Distributions	Period

Real Estate
01/01/2008 - 06/30/2008 (5), (6)	$21.74	$0.30	($1.44)	($1.14)	($6.01)	$14.59
2007 (6)	26.27	0.36	(4.61)	(4.25)	(0.28)	21.74
2006 (6)	23.59	0.54	7.75	8.29	(5.61)	26.27
2005 (6)	21.23	0.31	3.12	3.43	(1.07)	23.59
2004	15.85	0.21	5.73	5.94	(0.56)	21.23
2003	12.08	0.46	4.02	4.48	(0.71)	15.85

Small-Cap Equity (15)
01/01/2008 - 06/30/2008 (5), (6)	$12.79	$0.03	($0.25)	($0.22)	($0.21)	$12.36
2007 (6)	12.08	0.04	0.70	0.74	(0.03)	12.79
2006 (6)	11.14	0.05	2.03	2.08	(1.14)	12.08
05/02/2005 - 12/31/2005 (6)	10.00	0.05	1.48	1.53	(0.39)	11.14

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratios of
			Ratios of	Expenses	Ratios
		Net Assets,	Expenses	Before	of Net
		End of	After Expense	Expense	Investment
		Year or	Reductions to	Reductions to	Income	Portfolio
	Total	Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Real Estate
01/01/2008 - 06/30/2008 (5), (6)	(5.29%)	$729,661	1.05%	1.05%	2.76%	25.38%
2007 (6)	(16.16%)	974,207	1.07%	1.08%	1.40%	43.63%
2006 (6)	38.06%	1,218,244	1.13%	1.13%	2.07%	23.59%
2005 (6)	16.79%	846,390	1.14%	1.14%	1.42%	28.69%
2004	37.62%	746,211	1.14%	1.14%	3.76%	8.70%
2003	37.52%	484,315	1.14%	1.14%	4.01%	10.94%

Small-Cap Equity (15)
01/01/2008 - 06/30/2008 (5), (6)	(1.69%)	$835,115	0.97%	0.97%	0.42%	57.10%
2007 (6)	6.04%	437,250	0.97%	0.98%	0.30%	81.01%
2006 (6)	18.68%	98,735	1.01%	1.01%	0.42%	98.72%
05/02/2005 - 12/31/2005 (6)	15.34%	70,347	1.05%	1.05%	0.73%	61.41%

(1) Total returns for periods of less than one full year are not annualized.

(2) The ratios of expenses after expense reductions to average daily net assets are after custodian credits and other credits, advisory fee waivers, and adviser expense reimbursements, if any, as discussed in Note 5 to the Financial Statements.

(3) The ratios for periods of less than one full year are annualized.

(4) Prior to May 1, 2007, Small-Cap Growth Portfolio was named Fasciano Small Equity Portfolio. Prior to May 1, 2005, Fasciano Small Equity Portfolio was named Aggressive Equity Portfolio.

(5) Unaudited.

(6) Per share amounts have been calculated using the average shares method.

(7) Includes return of capital distributions for the Small-Cap Growth, Equity, Growth LT, and Large-Cap Growth Portfolios of ($0.005), ($0.007), ($0.003), and ($0.006), respectively.

(8) Operations commenced on May 1, 2008. Excluding dividend expense on securities sold short, the annualized ratios of expenses after and before expense reductions to average net assets for the period ended June 30, 2008 were 1.17% and 1.29%, respectively. The portfolio turnover rate, excluding short sales, for the same period was 18.32%.

(9) The expense ratios for the American Funds Growth-Income and American Funds Growth Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The investment in Class 1 shares effective May 1, 2007 results in lower expenses at the Master Fund level (See Note 1 and 3 to Financial Statements). The portfolio turnover rates for the underlying Master Fund for the American Funds Growth-Income Portfolio for the fiscal years ended 2005, 2006 and 2007, and the six-month period ended June 30, 2008 were 20%, 25%, 24%, and 15%, respectively. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth Portfolio for the fiscal years ended 2005, 2006 and 2007, and the six-month period ended June 30, 2008 were 29%, 35%, 40%, and 11%, respectively.

(10) Amount represents less than $0.005 per share.

(11) Includes return of capital distribution of ($0.04).

(12) Prior to May 1, 2008, Mid-Cap Equity Portfolio was named Mid-Cap Value Portfolio.

(13) Prior to January 1, 2006, Large-Cap Growth Portfolio was named Blue Chip Portfolio.

(14) Prior to May 1, 2003, Comstock Portfolio was named Strategic Value Portfolio.

(15) Prior to May 1, 2007, Small-Cap Equity Portfolio was named VN Small-Cap Value Portfolio.
See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust and as of June 30, 2008 was comprised of thirty-three separate portfolios: the Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, and Small-Cap Equity Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.
     American Funds Growth-Income and American Funds Growth Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth-Income and Growth Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2008, the American Funds Growth-Income and American Funds Growth Portfolios owned 6.40% and 6.35% of the Growth-Income and Growth Funds, respectively, of the Master Funds. American Funds Insurance Series is a registered trademark of AFD.
     Shares of some or all of the portfolios within the Fund are offered only to Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Separate Account I, Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, and Pacific Corinthian Variable Separate Account, each a separate account of Pacific Life Insurance Company (“Pacific Life”), and Pacific Select Exec Separate Account, Separate Account I, and Separate Account A, each a separate account of Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of some specific types of investments and the significant accounting policies followed by the Fund in the preparation of the financial statements.
     A. Portfolio Valuation
     The net asset value (“NAV”) per share for each portfolio of the Fund is calculated by subtracting the portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of the portfolio) from the portfolio’s total assets (the value of the securities and other investments the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00p.m. Eastern Time, although it occasionally closes earlier.
     The value of each security and other investment instruments (collectively, “holdings”) is based on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”). Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for particular holding but before the Fund values its assets, the holdings may be valued at their fair value as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Fund’s Board and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a holding is the amount which the Fund might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Fund may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Fund to

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Fund could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a portfolio could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.
     The Fund implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) as of January 1, 2008 (see Note 16).
     B. Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the portfolios invest. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2K) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     C. Distributions to Shareholders
     The portfolios declared and paid dividends on net investment income at least annually, except for the Short Duration Bond, Floating Rate Loan, Diversified Bond, Money Market, High Yield Bond, Managed Bond and Inflation Managed Portfolios (collectively the “Debt Portfolios”), for which dividends are declared and paid semi-annually. Dividends may be declared less frequently if advantageous to the specific portfolio. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the applicable portfolio.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. Foreign Currency Translation
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations.
     E. Expense Allocation
     General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.
     F. Offering Costs
     The Fund bears all costs associated with offering expenses including legal, printing and support services (See Note 3). All such costs are amortized to expense of the new portfolios on a straight-line basis over twelve months from commencement of operations.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     G. Futures Contracts
     Certain portfolios may enter into futures contracts to manage their exposure to volatility in the stock markets, interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the portfolio’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     H. Options Contracts
     Certain portfolios may write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a portfolio may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.
     I. Forward Foreign Currency Contracts
     Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a portfolio’s investment in foreign securities. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.
     J. Swaps
     Certain portfolios may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a portfolio had invested directly in the asset that yielded the desired return and to manage its exposure to interest rate and other financial risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.
     Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.
     Interest rate cap swap agreements are a form of interest rate swap agreements, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap.” A portfolio that enters into interest rate cap swaps is intending to manage both the portfolio’s duration and its exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which a portfolio experiences primarily in the form of leverage. A portfolio is exposed to credit loss in the event of non-performance by the other party to the interest rate cap swap. However, the Fund does not anticipate non-performance by any counterparty.
     Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or fall short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Price-lock or Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and a reference rate.
     Swaps are marked-to-market daily based upon quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.
     K. Senior Loan Participations and Assignments
     Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.
     L. Inflation-Indexed Bonds
     Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     M. Mortgage-Related and Other Asset-Backed Securities
     Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally using To Be Announced (“TBA”) securities, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. Payments received from IOs are

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     N. Equity-Linked Structured Notes
     Certain portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.
     O. Government Sponsored Enterprise Securities
     Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, and are subject to the risk of default.
     P. When-Issued Securities
     Certain portfolios many purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Q. Delayed-Delivery Transactions
     Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.
     R. Short Sales
     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio is obligated to deliver securities at the market price at the time the short position is closed. The portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. Although the potential for gain as a result of a short sale is limited to the price at which the portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. Until a portfolio closes a short position or replaces the borrowed security, the portfolio is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the portfolio’s short position by collateral deposited with the broker or the Fund’s custodian, consisting of cash, U.S. Government securities or other securities acceptable to the brokers. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.
     S. Inverse Floater Structures
     Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (i) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (ii) transfer a corresponding share of the municipal securities from the TOB to the portfolios.
     Financial transactions executed through TOB’s generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share.
     T. Repurchase Agreements
     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     U. New Accounting Pronouncement
     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the implementation of SFAS 161 will have on the Fund’s financial statement disclosures.
     V. General Investment Risks
     An investment in the Fund represents an indirect investment in the holdings owned by the Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Fund at any point in time may be worth more or less than the original investment. Investments in the Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Each portfolio may not invest in illiquid securities and bank loans (collectively, “holdings”) if as a result of such investment, more than 15% (10% for the Money Market Portfolio) of its net assets would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the securities. The market value of illiquid holdings held by each portfolio as of June 30, 2008 was less than 15% (10% for the Money Market Portfolio) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such holding quickly for its full value.
     For additional risks, refer to discussions on specific types of investments in Notes 2G through 2T above.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN
     Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to the Fund. PLFA also does business under the name Pacific Asset Management (“PAM”). PAM manages the Money Market and High Yield Bond Portfolios. For the other portfolios, with the exception of the American Funds Growth-Income and American Funds Growth Portfolios, PLFA has retained other portfolio managers as discussed below. PLFA receives advisory fees from the Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Small-Cap Growth	0.60% of first $4 billion 0.58% on excess	Technology Health Sciences	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess

International Value Mid-Cap Equity	0.65% of first $4 billion 0.63% on excess	Short Duration Bond Diversified Bond High Yield Bond Managed Bond Inflation Managed	0.40% of first $4 billion 0.38% on excess

Long/Short Large-Cap (1)	1.00% of the first $4 billion 0.98% on excess	Growth LT	0.55% of first $4 billion 0.53% on excess

International Small-Cap	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess	Focused 30 Large-Cap Growth Comstock	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess

Equity Index	0.05% of first $4 billion 0.03% on excess	International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess

Small-Cap Index	0.30% of first $4 billion 0.28% on excess	Emerging Markets	0.80% of first $4 billion 0.78% on excess

Diversified Research	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess	Money Market	0.20% of first $250 million 0.15% of next $250 million 0.10% of next $3.5 billion 0.08% on excess

Equity Multi-Strategy Main Street Core	0.45% of first $4 billion 0.43% on excess	Mid-Cap Growth	0.70% of first $4 billion 0.68% on excess

American Funds Growth-Income (2) American Funds Growth (2) Floating Rate Loan Small-Cap Value Small-Cap Equity	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess

Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess

(1) PLFA agreed to waive 0.12% of its advisory fees through April 30, 2009. There is no guarantee that PLFA will continue such waiver after that date.

(2) PLFA agreed to limit its advisory fees to a maximum of 0.41% for each Feeder Portfolio until the earlier of April 30, 2009 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds.
     Pursuant to Portfolio Management Agreements, the Fund and PLFA engage portfolio managers under PLFA’s supervision for twenty-nine of the thirty-three portfolios. The following firms serve as sub-advisers for the respective portfolios: Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; AllianceBernstein L.P. for the International Value Portfolio; Analytic Investors, LLC and J.P. Morgan Investment Management (co-sub-advisers) for the Long/Short Large-Cap Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; BlackRock Investment Management, LLC for the Equity Index and Small-Cap Index Portfolios; Capital Guardian Trust Company for the Diversified Research and Equity Portfolios; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; Columbia Management Advisors, LLC for the Technology Portfolio; Goldman Sachs Asset Management, L.P. for the Short Duration Bond Portfolio; Highland Capital Management, L.P. for the Floating Rate Loan Portfolio; J.P. Morgan Investment Management, Inc. for the Diversified Bond Portfolio; Janus Capital Management LLC for the Growth LT and Focused 30 Portfolios; Jennison Associates LLC for the Health Sciences Portfolio; Lazard Asset Management LLC for the Mid-Cap Value Portfolio; Loomis, Sayles & Company, L.P. for the Large-Cap Growth Portfolio; MFS Investment Management for the International Large-Cap Portfolio; NFJ Investment Group L.P. for the Small-Cap Value Portfolio; OppenheimerFunds, Inc. for the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios; Pacific Investment Management Company LLC for the Managed Bond and Inflation Managed Portfolios; Van Kampen for the Comstock, Mid-Cap Growth, and Real Estate Portfolios; and Vaughan Nelson Investment Management, L.P. for the Small-Cap Equity Portfolio. PLFA, as Investment Adviser to the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their advisory services provided to the Fund.
     Pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and Capital Research and Management Company (“CRMC”), CRMC serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2008, CRMC received 0.24% and 0.29% of net advisory fees based on an annual percentage of the average daily net assets of each fund from the Growth-Income and Growth Funds,

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
respectively, of the Master Funds. The advisory fee rates before waiver were 0.26% and 0.32%, respectively, for the same period. PLFA serves as the Investment Adviser for the Feeder Portfolios.
     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Funds securities lending program, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.
     The Distributor receives from the Fund a service fee of 0.20% based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker/dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.
4. TRUSTEE COMPENSATION AND RETIREMENT PLAN
     The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Life Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. In addition, the Fund maintains a retirement plan for three former independent trustees and the retirement benefit obligations were fully accrued as of December 31, 2005. There is no retirement plan for current independent trustees. During the period ended June 30, 2008, the Fund paid $176,434 and $165,000 of deferred compensation and retirement benefits, respectively, to resigned and/or retired independent trustees. As of June 30, 2008, the total deferred trustee compensation liability for both current and retired independent trustees and the accrued retirement benefit obligations were $453,231 and $330,000, respectively.
5. EXPENSE REDUCTIONS
     To help limit fund expenses, PLFA has contractually agreed to reduce or otherwise reimburse each portfolio (other than the American Funds Growth-Income Portfolio for the period January 1, 2008 through April 28, 2008), for its operating expenses (including organizational expenses, but not including advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds’) fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the independent trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2009. There is no guarantee that PLFA will continue to cap expenses after April 30, 2009. Any portion of such reduction or reimbursement is subject to repayment to PLFA, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the portfolio, but not above the expense cap. For the period ended June 30, 2008, no repayment was required by the Fund under the expense limitation agreement. All reductions or reimbursements have been fully recouped or expired as of June 30, 2008.
     In the case of the American Funds Growth-Income Portfolio, PLFA has contractually agreed to reimburse the portfolio for its ordinary operating expenses, including advisory and service fees, and the proportionate share of the net fees and expenses of the Master Fund that exceed an annual rate of 1.01% of its average daily net assets through April 28, 2008. For the period ended January 1, 2008 through April 28, 2008, no reimbursement was required by PLFA.
     The Fund has also entered into an arrangement with its custodian and securities lending agent (See Note 8), whereby credits are realized as a result of uninvested cash balances and cash is received to offset custodial transaction fees associated with securities lending.
     The adviser expense reimbursement, recoupment of adviser’s reimbursement, and custodian and other credits, if any, are presented in the Statements of Operations.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. RECAPTURED COMMISSIONS
     The Fund may from time to time enter into directed brokerage agreements that may generate credits, cash or other compensation (“recaptured commissions”). Recaptured commissions are recorded as realized gains and are reflected on the Statements of Operations. For the period ended June 30, 2008, the total recaptured commissions received by each portfolio through directed brokerage transactions were as follows:

International Value	$7,907
Diversified Research	18,111
Equity	8,879
Large-Cap Value	63,346
Technology	7,548
Growth LT	90,666
Focused 30	18,084
Health Sciences	22,616
Mid-Cap Equity	853,608
Large-Cap Growth	151,367
Small-Cap Value	83,165
Small-Cap Equity	2,940
7. TRANSACTIONS WITH AFFILIATES
     The Fund has incurred $144,851,841 of investment advisory fees (after advisory fee waivers of $6,123,352, Note 3), $54,098,224 of service fees to the Distributor, and $1,089,351 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, Note 3) for the period ended June 30, 2008. As of June 30, 2008, $24,189,926, $1,454,774, and $669,289, respectively, remained payable.
     The Distributor paid to AFD, the principal underwriter of the American Funds Insurance Series (See Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments up to $1.5 billion, 0.14% on next $1.5 billion, and 0.10% on excess over $3 billion made under variable insurance and annuity products issued or administered by Pacific Life and PL&A through investments by the Feeder Portfolios in the Master Funds. For the period ended June 30, 2008, the Distributor incurred $377,468 of marketing expense allowance to AFD, of which $186,400 remained payable as of June 30, 2008.
     Certain officers and directors of Pacific Life and PLFA are also officers and trustees of the Fund.
8. SECURITIES LENDING
     Each portfolio may loan securities to certain brokers, dealers and other financial institutions in order to earn additional income. The borrowers pay the portfolio’s negotiated lenders’ fees and the portfolios receive cash, in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The collateral is marked-to-market daily based on the previous day’s market value of securities loaned. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, a portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral. The cash collateral received is invested in an institutional securities lending collateral fund which invests in high quality, relatively short-term instruments. Accordingly, each portfolio is subject to all investment risks associated with the holding and investment of collateral received, including, but not limited to, principal loss and interest rate, credit and liquidity risk associated with such investments. Each portfolio retains beneficial ownership and all economic benefits of the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Accordingly, the portfolio managers will not generally vote proxies for securities out on loan; although each has discretion to request that the portfolio’s securities lending agent call back securities which are out on loan, which is intended to provide the opportunity to vote on material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations. Mellon Bank, N.A. serves as securities lending agent for the portfolios of the Fund and the Mellon GSL DBT II Collateral Fund (a series of the Mellon GSL Reinvestment Trust, a Delaware Business Trust) is the investment vehicle for the portfolio’s cash collateral. The market values of securities loaned by the portfolio and the collateral held for securities on loan as of June 30, 2008, are presented in the table below:

	Market	Cash Collateral
	Value	Received
	of Securities	for Loans
Portfolio	on loan	Outstanding (1)

Small-Cap Growth	$261,894,806	$277,441,550
International Value	81,132,317	129,044,929
International Small-Cap	64,463,317	73,590,241
Equity Index	298,358,558	312,606,277
Small-Cap Index	157,914,659	171,878,542
Diversified Research	143,033,850	151,738,212
Equity	45,919,146	48,709,074
Large-Cap Value	402,309,471	430,543,792
Technology	16,057,898	16,812,644
Short Duration Bond	222,483,576	243,762,100
Diversified Bond	359,597,137	368,589,869
Growth LT	84,934,173	87,632,647
Focused 30	116,266,828	120,528,874
Health Sciences	24,612,641	26,474,646
Mid-Cap Equity	736,293,612	769,888,516
Large-Cap Growth	192,229,103	199,224,548
International Large-Cap	122,651,240	128,645,635
Small-Cap Value	188,875,584	197,963,749
Multi-Strategy	37,373,735	39,582,267
Main Street Core	246,079,737	258,254,240
Emerging Markets	57,213,163	59,863,138
High Yield Bond	61,788,618	64,582,261
Managed Bond	574,322,134	662,143,040
Comstock	101,577,239	108,427,453

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Market	Cash Collateral
	Value	Received
	of Securities	for Loans
Portfolio	on loan	Outstanding (1)

Mid-Cap Growth	$298,265,257	$310,791,492
Real Estate	227,978,622	235,935,706
Small-Cap Equity	261,499,760	274,778,093

(1)	As of June 30, 2008, no non-cash collateral was received for loans outstanding.
     Cash collateral received for securities lending transactions is presented in the portfolio’s Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is reflected as a liability on the Statements of Assets and Liabilities. Income generated from securities lending is presented in the Statements of Operations.
9. INDEMNIFICATIONS
     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
10. COMMITTED LINE OF CREDIT
     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on the borrowing is the Bank’s overnight Federal funding rate plus 0.50%, and was 3.00% as of June 30, 2008. The Fund agrees to pay to the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $75,000 annually. The committed line of credit will expire on September 8, 2008, unless renewed. The commitment fees and interest incurred by the Fund are presented in the Statements of Operations. The commitment fees are allocated to each portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to that portfolio. As of June 30, 2008, the Fund had no outstanding line of credit. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2008 for each portfolio were as follows:

	Weighted	Average
	Average	Dollar Amount
Portfolio	Interest Rate	of Borrowing

Long/Short Large-Cap	2.56%	$9,743,913
Equity Index	3.37%	4,512,293
Equity	4.81%	99,668
Technology	3.82%	972,158
Short Duration Bond	2.81%	7,713,511
Diversified Bond	2.58%	11,569,840
Growth LT	4.47%	6,100,282
Focused 30	4.45%	8,132,942
International Large-Cap	4.04%	4,009,326
Small-Cap Value	4.06%	1,962,193
Multi-Strategy	3.27%	3,340,681
Emerging Markets	2.56%	38,250,000
Mid-Cap Growth	2.70%	28,770,636
Real Estate	2.63%	1,500,000
11. UNFUNDED SENIOR LOAN COMMITMENTS
     Pursuant to the terms of certain of the Senior Loan agreements (Note 2K), the Floating Rate Loan Portfolio had unfunded loan commitments of $7,604,574 as of June 30, 2008 (see details in Notes to Schedule of Investments). The net unrealized depreciation on these commitments as of June 30, 2008 is included in the Statements of Assets and Liabilities.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
12. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments, and the Money Market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2008, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales

Long/Short Large-Cap	$1,348,761	$—
Short Duration Bond	363,627,745	642,698,113
Diversified Bond	9,164,858,676	9,037,702,665
Multi-Strategy	212,466,480	225,677,979
Managed Bond	40,392,628,746	40,669,510,721
Inflation Managed	42,844,198,354	43,354,210,397

	Other Securities
Portfolio	Purchases	Sales

Small-Cap Growth	$420,720,497	$264,423,900
International Value	636,195,939	504,099,619
Long/Short Large-Cap	1,607,440,314	539,676,408
International Small-Cap	503,916,853	481,549,705
Equity Index	759,574,078	68,108,752
Small-Cap Index	196,186,783	859,614,616
Diversified Research	316,470,270	661,400,502
Equity	35,241,058	62,060,670
American Funds Growth-Income	200,564,161	275,093,302
American Funds Growth	681,771,774	43,478,140
Large-Cap Value	398,219,730	461,489,712
Technology	142,878,271	162,622,887
Short Duration Bond	693,304,645	190,994,218
Floating Rate Loan	241,792,900	92,768,664
Diversified Bond	352,658,723	371,634,212
Growth LT	880,505,194	671,548,655
Focused 30	509,925,308	156,925,659
Health Sciences	67,566,905	76,486,660
Mid-Cap Equity	1,884,852,656	1,827,398,492
Large-Cap Growth	844,912,060	821,809,506
International Large-Cap	585,705,122	520,773,716
Small-Cap Value	121,413,777	98,806,673
Multi-Strategy	102,397,967	91,831,695
Main Street Core	2,006,448,605	2,229,373,783
Emerging Markets	531,166,469	712,369,890
High Yield Bond	137,761,761	111,853,245
Managed Bond	2,009,881,958	1,215,676,409
Inflation Managed	828,361,937	209,582,600
Comstock	635,369,583	848,865,243
Mid-Cap Growth	314,389,757	599,434,586
Real Estate	223,378,230	419,847,946
Small-Cap Equity	699,404,161	297,337,088
13. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the period ended June 30, 2008, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Small-Cap Growth	$12,993,941	$67,368,497	$80,362,438
International Value	53,271,051	113,105,907	166,376,958
International Small-Cap	1,672,479	—	1,672,479
Equity Index	1,831,037	109,182,834	111,013,871
Small-Cap Index	3,300,069	56,594,863	59,894,932
Diversified Research	20,332,382	140,861,492	161,193,874
Equity	3,802,170	24,424,306	28,226,476
American Funds Growth-Income	5,798,442	62,978,276	68,776,718
American Funds Growth	6,689,574	253,193,296	259,882,870
Large-Cap Value	6,228,031	106,205,898	112,433,929
Technology	13,014,852	5,199,683	18,214,535
Short Duration Bond	32,123,651	—	32,123,651
Floating Rate Loan	31,274,712	—	31,274,712
Diversified Bond	39,973,911	—	39,973,911
Growth LT	20,656,066	234,775,827	255,431,893
Focused 30	2,255,714	40,562,123	42,817,837
Health Sciences	7,747,164	7,377,186	15,124,350
Mid-Cap Equity	196,169,055	399,945,556	596,114,611
Large-Cap Growth	103,113,888	84,530,367	187,644,255
International Large-Cap	79,944,283	598,511,416	678,455,699
Small-Cap Value	12,278,273	51,324,956	63,603,229
Multi-Strategy	509,971	24,690,385	25,200,356
Main Street Core	85,227,801	158,845,370	244,073,171
Emerging Markets	56,021,918	246,552,483	302,574,401
Money Market	15,437,836	—	15,437,836
High Yield Bond	32,129,616	—	32,129,616
Managed Bond	75,665,345	46,152,084	121,817,429
Inflation Managed	120,319,461	—	120,319,461
Comstock	16,132,911	87,616,404	103,749,315
Mid-Cap Growth	40,276,326	88,492,211	128,768,537
Real Estate	32,498,164	181,393,908	213,892,072
Small-Cap Equity	6,197,995	7,965,542	14,163,537

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The tax character of distributions paid during the year ended December 31, 2007, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

International Value	$80,155,717	$414,615,966	$494,771,683
International Small-Cap	11,666,735	—	11,666,735
Equity Index	40,081,674	—	40,081,674
Small-Cap Index	21,042,713	—	21,042,713
Diversified Research	11,415,464	—	11,415,464
Equity	602,049	—	602,049
American Funds Growth-Income	25,867,404	—	25,867,404
American Funds Growth	6,891,226	—	6,891,226
Large-Cap Value	36,675,148	—	36,675,148
Technology	59,903	—	59,903
Short Duration Bond	73,986,275	—	73,986,275
Floating Rate Loan	31,575,284	—	31,575,284
Diversified Bond	80,005,286	—	80,005,286
Growth LT	8,407,925	—	8,407,925
Focused 30	1,230,863	—	1,230,863
Mid-Cap Equity	34,669,821	—	34,669,821
International Large-Cap	119,208,592	429,195,268	548,403,860
Small-Cap Value	12,295,620	—	12,295,620
Multi-Strategy	13,333,040	—	13,333,040
Main Street Core	30,550,217	—	30,550,217
Emerging Markets	114,911,634	217,236,170	332,147,804
Money Market	50,448,162	—	50,448,162
High Yield Bond	62,229,595	—	62,229,595
Managed Bond	175,638,886	21,311,357	196,950,243
Inflation Managed	175,232,245	—	175,232,245
Comstock	37,173,772	—	37,173,772
Mid-Cap Growth	5,941,522	—	5,941,522
Real Estate	12,486,598	—	12,486,598
Small-Cap Equity	859,448	—	859,448
     As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)

International Value	$—	$53,271,051	$113,105,907	$298,107,006
International Small-Cap	(33,602,302)	1,672,479	—	67,146,733
Short Duration Bond	(36,457,242)	978,275	—	(3,027,227)
Floating Rate Loan	(2,233,808)	315,332	—	(43,938,779)
Diversified Bond	(25,778,839)	4,013,407	—	(47,997,504)
International Large-Cap	(39,997)	79,944,283	598,511,416	351,232,134
Emerging Markets	(7,113)	56,021,918	246,552,483	537,190,555
Money Market	(1,671)	363,000	—	—
High Yield Bond	(143,464,206)	1,319,129	—	(26,397,445)
Managed Bond	(6,131,027)	—	46,152,084	141,303,770
Inflation Managed	(14,923,718)	50,110,916	—	26,953,732
     The components of the accumulated capital and other losses as of December 31, 2007, are summarized in Note 14.
14. FEDERAL INCOME TAX INFORMATION
     The Fund currently intends that each portfolio (i) will qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), or (ii) will be treated as a partnership for Federal income tax purposes only. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. Effective January 1, 2007, all portfolios except for the International Value, International Small-Cap, Short Duration Bond, Floating Rate Loan, Diversified Bond, International Large-Cap, Emerging Markets, Money Market, High Yield Bond, Managed Bond, and Inflation Managed Portfolios, elected to be taxed as a partnership (instead of a RIC).
     For those portfolios that have elected to be taxed as a partnership, book cost of assets differs from tax cost of assets as a result of each portfolio’s adoption of a mark to market method of accounting for tax purposes at the time the election was made. Under this method, tax cost of assets was the same as its fair market value.
     Each of the portfolios other than those elected to be taxed as a partnership declared and paid sufficient dividends on net investment income and capital gains distributions during 2007 to qualify as a RIC, and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (See Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2007 are available to offset future realized capital gains and thereby reduce future capital gain distributions for RIC portfolios. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. Net capital loss carryovers, post-October capital losses, and post-October foreign currency losses, if any, will expire for those portfolios which elected to be taxed as a partnership. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2007, are presented in the following table:

									Post-October
	Net Capital							Post-October	Foreign	Accumulated
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Currency	Capital and
Portfolio	Carryover	2010 and Prior	2011	2012	2013	2014	2015	Deferral	Loss Deferral	Other Losses

International Small-Cap	($10,300,983)	$—	$—	$—	$—	($10,300,983)	$—	($23,301,319)	$—	($33,602,302)
Short Duration Bond	(36,457,242)	—	—	(10,706,685)	(14,086,485)	(11,664,072)	—	—	—	(36,457,242)
Floating Rate Loan	(2,052,031)	—	—	—	—	—	(2,052,031)	(181,777)	—	(2,233,808)
Diversified Bond	(21,070,010)	—	—	—	—	—	(21,070,010)	(3,697,139)	(1,011,690)	(25,778,839)
International Large-Cap	—	—	—	—	—	—	—	—	(39,997)	(39,997)
Emerging Markets	—	—	—	—	—	—	—	—	(7,113)	(7,113)
Money Market	(1,671)	—	—	—	—	(170)	(1,501)	—	—	(1,671)
High Yield Bond (1)	(143,226,356)	(128,721,421)	(14,504,935)	—	—	—	—	(237,850)	—	(143,464,206)
Managed Bond	—	—	—	—	—	—	—	—	(6,131,027)	(6,131,027)
Inflation Managed	—	—	—	—	—	—	—	(12,044,526)	(2,879,192)	(14,923,718)

(1)	The net capital loss carryover for 2010 and prior includes $10,278,415 and $53,840,090 net capital loss carryover expiring in 2008 and 2009, respectively.
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and deprecation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2008, were as follows:

	Total Cost of			Net Appreciation	Net Appreciation	Net
	Investments on	Gross Appreciation	Gross Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

Small-Cap Growth	$1,163,737,897	$89,991,004	($117,855,247)	($27,864,243)	$10	($27,864,233)
International Value	3,854,774,013	383,178,415	(595,174,964)	(211,996,549)	(1,295,435)	(213,291,984)
Long/Short Large-Cap	1,334,568,483	21,088,486	(123,042,325)	(101,953,839)	16,959,352	(84,994,487)
International Small-Cap	993,083,680	118,804,453	(72,828,076)	45,976,377	96,264	46,072,641
Equity Index	3,034,851,217	389,770,781	(652,882,555)	(263,111,774)	(1,833,511)	(264,945,285)
Small-Cap Index	915,511,932	38,227,761	(158,819,064)	(120,591,303)	(2,125,618)	(122,716,921)
Diversified Research	1,246,377,607	107,733,866	(185,998,636)	(78,264,771)	—	(78,264,771)
Equity	280,537,496	22,563,520	(47,893,541)	(25,330,021)	—	(25,330,021)
American Funds Growth-Income	2,005,826,291	19,272	(331,875,058)	(331,855,786)	—	(331,855,786)
American Funds Growth	2,151,586,046	20,822,146	(304,731,964)	(283,909,818)	—	(283,909,818)
Large-Cap Value	3,449,914,227	267,169,838	(569,876,425)	(302,706,587)	419,021	(302,287,566)
Technology	109,697,701	4,190,424	(6,368,055)	(2,177,631)	285	(2,177,346)
Short Duration Bond	1,987,606,671	9,817,546	(74,330,350)	(64,512,804)	2,649,155	(61,863,649)
Floating Rate Loan	934,002,734	3,102,434	(88,450,215)	(85,347,781)	(309,125)	(85,656,906)
Diversified Bond	3,174,704,781	24,858,469	(107,069,699)	(82,211,230)	(8,569,513)	(90,780,743)
Growth LT	2,085,330,594	204,528,550	(255,665,784)	(51,137,234)	(3,283,312)	(54,420,546)
Focused 30	804,251,609	47,091,493	(66,546,157)	(19,454,664)	9,823	(19,444,841)
Health Sciences	139,827,960	18,424,035	(21,298,214)	(2,874,179)	18	(2,874,161)
Mid-Cap Equity	5,202,352,388	214,450,968	(661,899,249)	(447,448,281)	—	(447,448,281)
Large-Cap Growth	1,027,300,044	92,476,049	(30,134,652)	62,341,397	—	62,341,397
International Large-Cap	3,010,323,594	289,453,142	(224,231,277)	65,221,865	114,862	65,336,727
Small-Cap Value	858,814,444	91,796,013	(146,757,402)	(54,961,389)	—	(54,961,389)
Multi-Strategy	461,605,727	44,385,467	(49,662,173)	(5,276,706)	(1,551,644)	(6,828,350)
Main Street Core	2,392,851,861	121,343,699	(179,272,436)	(57,928,737)	—	(57,928,737)
Emerging Markets	1,673,752,756	205,005,399	(152,156,453)	52,848,946	(128,682)	52,720,264
Money Market	1,200,111,050	—	—	—	—	—
High Yield Bond	891,810,540	4,609,222	(62,667,098)	(58,057,876)	—	(58,057,876)
Managed Bond	7,416,063,600	53,184,287	(159,445,496)	(106,261,209)	(84,769,502)	(191,030,711)
Inflation Managed	9,599,535,209	86,664,489	(122,645,334)	(35,980,845)	(10,453,587)	(46,434,432)
Comstock	2,633,986,185	19,893,411	(593,809,613)	(573,916,202)	(5)	(573,916,207)
Mid-Cap Growth	1,316,746,948	162,785,347	(154,712,918)	8,072,429	(429)	8,072,000
Real Estate	1,168,767,731	68,457,419	(269,835,971)	(201,378,552)	(55)	(201,378,607)
Small-Cap Equity	1,136,818,756	58,399,224	(79,634,768)	(21,235,544)	—	(21,235,544)

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The Fund implemented Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset values of each of the portfolios.
     As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Fund did not incur any interest or penalties.
     The Fund remains subject to examination by Federal and State tax authorities for the tax years ended December 31, 2004, through December 31, 2007.
15. REORGANIZATIONS
     On April 30, 2007, the Equity and Main Street Core Portfolios (“Surviving Portfolios”) acquired all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios (“Acquired Portfolios”), respectively, each in a tax-free exchange for Federal tax purposes for shares of the Surviving Portfolios, pursuant to the plans of reorganization (“Reorganizations”) approved by the Board and shareholders of record of the Acquired Portfolios as of the applicable record date. Pacific Life paid half of the reorganization costs. The Acquired Portfolios paid the other half of the expenses relating to the Reorganizations. The value of shares issued by each of the Surviving Portfolios is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by each of the Surviving Portfolios, the net assets and unrealized appreciation or depreciation of the Acquired Portfolios as of the reorganization date immediately prior to the Reorganizations, and the net assets of the Surviving Portfolio as of the reorganization date immediately prior to and after the Reorganizations, were as follows:

				Shares	Surviving	Acquired	Net Assets	Acquired Portfolio
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Unrealized
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	Appreciation

April 30, 2007	Equity	Concentrated Growth	8,750,818	2,020,151	$262,612,087	$44,529,106	$307,141,193	$1,492,936
April 30, 2007	Main Street Core	Capital Opportunities	7,819,041	3,075,746	2,350,103,953	78,005,257	2,428,109,210	1,694,457
16. FAIR VALUE MEASUREMENTS
     The Fund implemented SFAS 157, Fair Value Measurements, as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Fund is required to characterize the value of its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service (as described in Note 2A) are reflected as Level 2.
     The following is a summary of the three-tier hierarchy of inputs as defined in SFAS 157, used to value the Fund’s holdings as of June 30, 2008:

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Fair Value Measurements
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	June 30, 2008	Price	Inputs	Inputs
Small-Cap Growth
Investments in Securities	$1,135,873,654	$829,521,359	$305,395,550	$956,745
Other Financial Instruments*	—	—	—	—

Total	$1,135,873,654	$829,521,359	$305,395,550	$956,745

International Value
Investments in Securities	$3,642,777,464	$145,362,015	$3,497,415,449	$—
Other Financial Instruments*	(2,024,522)	(2,024,522)	—	—

Total	$3,640,752,942	$143,337,493	$3,497,415,449	$—

Long/Short Large-Cap
Investments in Securities	$1,232,614,644	$1,216,491,847	$16,122,797	$—
Other Financial Instruments*	(232,872,703)	(232,872,703)	—	—

Total	$999,741,941	$983,619,144	$16,122,797	$—

International Small-Cap
Investments in Securities	$1,039,060,057	$77,171,336	$961,888,721	$—
Other Financial Instruments*	—	—	—	—

Total	$1,039,060,057	$77,171,336	$961,888,721	$—

Equity Index
Investments in Securities	$2,771,739,443	$2,427,939,386	$343,795,277	$4,780
Other Financial Instruments*	(1,833,511)	(1,833,511)	—	—

Total	$2,769,905,932	$2,426,105,875	$343,795,277	$4,780

Small-Cap Index
Investments in Securities	$794,920,629	$591,053,087	$203,867,542	$—
Other Financial Instruments*	(2,125,618)	(2,125,618)	—	—

Total	$792,795,011	$588,927,469	$203,867,542	$—

Diversified Research
Investments in Securities	$1,168,112,837	$1,002,928,625	$165,184,212	$—
Other Financial Instruments*	—	—	—	—

Total	$1,168,112,837	$1,002,928,625	$165,184,212	$—

Equity
Investments in Securities	$255,207,475	$205,950,641	$49,255,074	$1,760
Other Financial Instruments*	—	—	—	—

Total	$255,207,475	$205,950,641	$49,255,074	$1,760

American Funds Growth-Income
Investments in Securities	$1,673,970,505	$1,673,970,505	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$1,673,970,505	$1,673,970,505	$—	$—

American Funds Growth
Investments in Securities	$1,867,676,228	$1,867,676,228	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$1,867,676,228	$1,867,676,228	$—	$—

Large-Cap Value
Investments in Securities	$3,147,207,640	$2,396,949,361	$750,258,279	$—
Other Financial Instruments*	(1,796,687)	(1,796,687)	—	—

Total	$3,145,410,953	$2,395,152,674	$750,258,279	$—

Technology
Investments in Securities	$107,520,070	$83,927,936	$23,592,134	$—
Other Financial Instruments*	—	—	—	—

Total	$107,520,070	$83,927,936	$23,592,134	$—

Short Duration Bond
Investments in Securities	$1,923,093,867	$—	$1,913,738,707	$9,355,160
Other Financial Instruments*	2,649,154	2,649,154	—	—

Total	$1,925,743,021	$2,649,154	$1,913,738,707	$9,355,160

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Fair Value Measurements (Continued)
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	June 30, 2008	Price	Inputs	Inputs
Floating Rate Loan
Investments in Securities	$848,654,953	$—	$832,375,483	$16,279,470
Other Financial Instruments*	(441,927)	—	(441,927)	—

Total	$848,213,026	$—	$831,933,556	$16,279,470

Diversified Bond
Investments in Securities	$3,092,493,551	$649,881	$3,088,904,870	$2,938,800
Other Financial Instruments*	(157,754,985)	(2,075,563)	(155,679,422)	—

Total	$2,934,738,566	($1,425,682)	$2,933,225,448	$2,938,800

Growth LT
Investments in Securities	$2,034,193,360	$1,524,474,540	$509,718,820	$—
Other Financial Instruments*	(3,452,102)	(3,452,102)	—	—

Total	$2,030,741,258	$1,521,022,438	$509,718,820	$—

Focused 30
Investments in Securities	$784,796,945	$578,903,714	$205,893,231	$—
Other Financial Instruments*	—	—	—	—

Total	$784,796,945	$578,903,714	$205,893,231	$—

Health Sciences
Investments in Securities	$136,953,781	$99,290,525	$32,996,137	$4,667,119
Other Financial Instruments*	—	—	—	—

Total	$136,953,781	$99,290,525	$32,996,137	$4,667,119

Mid-Cap Equity
Investments in Securities	$4,754,904,107	$3,817,955,161	$936,946,516	$2,430
Other Financial Instruments*	—	—	—	—

Total	$4,754,904,107	$3,817,955,161	$936,946,516	$2,430

Large-Cap Growth
Investments in Securities	$1,089,641,441	$882,162,893	$207,478,548	$—
Other Financial Instruments*	—	—	—	—

Total	$1,089,641,441	$882,162,893	$207,478,548	$—

International Large-Cap
Investments in Securities	$3,075,545,459	$142,964,645	$2,932,580,814	$—
Other Financial Instruments*	—	—	—	—

Total	$3,075,545,459	$142,964,645	$2,932,580,814	$—

Small-Cap Value
Investments in Securities	$803,853,055	$580,790,306	$223,062,749	$—
Other Financial Instruments*	—	—	—	—

Total	$803,853,055	$580,790,306	$223,062,749	$—

Multi-Strategy
Investments in Securities	$456,329,021	$194,813,231	$261,510,510	$5,280
Other Financial Instruments*	(1,581,162)	(51,951)	(1,311,175)	(218,036)

Total	$454,747,859	$194,761,280	$260,199,335	($212,756)

Main Street Core
Investments in Securities	$2,334,923,124	$2,067,843,614	$267,056,240	$23,270
Other Financial Instruments*	—	—	—	—

Total	$2,334,923,124	$2,067,843,614	$267,056,240	$23,270

Emerging Markets
Investments in Securities	$1,726,601,702	$575,068,951	$1,147,730,618	$3,802,133
Other Financial Instruments*	—	—	—	—

Total	$1,726,601,702	$575,068,951	$1,147,730,618	$3,802,133

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Fair Value Measurements (Continued)
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	June 30, 2008	Price	Inputs	Inputs
Money Market
Investments in Securities	$1,200,111,050	$—	$1,200,111,050	$—
Other Financial Instruments*	—	—	—	—

Total	$1,200,111,050	$—	$1,200,111,050	$—

High Yield Bond
Investments in Securities	$833,752,664	$3,511,999	$830,240,665	$—
Other Financial Instruments*	—	—	—	—

Total	$833,752,664	$3,511,999	$830,240,665	$—

Managed Bond
Investments in Securities	$7,309,802,391	$46,727,046	$7,259,474,412	$3,600,933
Other Financial Instruments*	(3,683,903,822)	(30,718,252)	(3,653,262,040)	76,470

Total	$3,625,898,569	$16,008,794	$3,606,212,372	$3,677,403

Inflation Managed
Investments in Securities	$9,563,554,364	$10,543,084	$9,549,192,909	$3,818,371
Other Financial Instruments*	(2,005,468,944)	29,929,251	(2,022,173,043)	(13,225,152)

Total	$7,558,085,420	$40,472,335	$7,527,019,866	($9,406,781)

Comstock
Investments in Securities	$2,060,069,983	$1,874,968,530	$185,101,453	$—
Other Financial Instruments*	—	—	—	—

Total	$2,060,069,983	$1,874,968,530	$185,101,453	$—

Mid-Cap Growth
Investments in Securities	$1,324,819,377	$939,188,180	$385,631,197	$—
Other Financial Instruments*	—	—	—	—

Total	$1,324,819,377	$939,188,180	$385,631,197	$—

Real Estate
Investments in Securities	$967,389,179	$709,416,095	$257,973,084	$—
Other Financial Instruments*	—	—	—	—

Total	$967,389,179	$709,416,095	$257,973,084	$—

Small-Cap Equity
Investments in Securities	$1,115,583,212	$805,907,119	$309,676,093	$—
Other Financial Instruments*	—	—	—	—

Total	$1,115,583,212	$805,907,119	$309,676,093	$—

     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2008:

			Investments in
	Total	Investments in	Other Financial
	Fair Value	Securities	Instruments*
Small-Cap Growth
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	812,970	812,970	—
Total realized and unrealized gains (losses)	143,775	143,775	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$956,745	$956,745	$—

Equity Index
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	4,780	4,780	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$4,780	$4,780	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Investments in
	Total	Investments in	Other Financial
	Fair Value	Securities	Instruments*
Equity
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	1,760	1,760	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$1,760	$1,760	$—

Short Duration Bond
Fair value, beginning of period	$33,874,193	$33,874,193	$—
Net purchases (sales)	(738,521)	(738,521)	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(2,751,382)	(2,751,382)	—
Transfers in and/or out of Level 3	(21,029,130)	(21,029,130)	—

Fair value, end of period	$9,355,160	$9,355,160	$—

Floating Rate Loan
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	15,978,630	15,978,630	—
Accrued discounts (premiums)	11,413	11,413	—
Total realized and unrealized gains (losses)	289,427	289,427	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$16,279,470	$16,279,470	$—

Diversified Bond
Fair value, beginning of period	$26,777,633	$26,741,828	$35,805
Net purchases (sales)	(94,740)	(854,670)	759,930
Accrued discounts (premiums)	7	7	—
Total realized and unrealized gains (losses)	(7,036,708)	(6,240,973)	(795,735)
Transfers in and/or out of Level 3	(16,707,392)	(16,707,392)	—

Fair value, end of period	$2,938,800	$2,938,800	$—

Health Sciences
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	2,340,485	2,340,485	—
Total realized and unrealized gains (losses)	(33,060)	(33,060)	—
Transfers in and/or out of Level 3	2,359,694	2,359,694	—

Fair value, end of period	$4,667,119	$4,667,119	$—

Mid-Cap Equity
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	2,430	2,430	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$2,430	$2,430	$—

Multi-Strategy
Fair value, beginning of period	($139,809)	$—	($139,809)
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	(126,053)	5,280	(131,333)
Transfers in and/or out of Level 3	53,106	—	53,106

Fair value, end of period	($212,756)	$5,280	($218,036)

Main Street Core
Fair value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	23,270	23,270	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$23,270	$23,270	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Investments in
	Total	Investments in	Other Financial
	Fair Value	Securities	Instruments*
Emerging Markets
Fair value, beginning of period	$6,380,406	$6,380,406	$—
Net purchases (sales)	(7,754,627)	(7,754,627)	—
Total realized and unrealized gains (losses)	(7,296,195)	(7,296,195)	—
Transfers in and/or out of Level 3	12,472,549	12,472,549	—

Fair value, end of period	$3,802,133	$3,802,133	$—

High Yield Bond
Fair value, beginning of period	$70	$70	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(70)	(70)	—
Transfers in and/or out of Level 3	—	—	—

Fair value, end of period	$—	$—	$—

Managed Bond
Fair value, beginning of period	($217,614,947)	$44,779,720	($262,394,667)
Net purchases (sales)	264,095,540	(1,805,476)	265,901,016
Accrued discounts (premiums)	(4,599)	(4,599)	—
Total realized and unrealized gains (losses)	(9,081,130)	(1,531,195)	(7,549,935)
Transfers in and/or out of Level 3	(33,717,461)	(37,837,517)	4,120,056

Fair value, end of period	$3,677,403	$3,600,933	$76,470

Inflation Managed
Fair value, beginning of period	($155,441,064)	$69,610,564	($225,051,628)
Net purchases (sales)	219,868,948	1,030,905	218,838,043
Accrued discounts (premiums)	(44,198)	(44,198)	—
Total realized and unrealized gains (losses)	(8,481,533)	(439,871)	(8,041,662)
Transfers in and/or out of Level 3	(65,308,934)	(66,339,029)	1,030,095

Fair value, end of period	($9,406,781)	$3,818,371	($13,225,152)

* Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
17. SHARES OF BENEFICIAL INTEREST
     Change in shares of beneficial interest of each portfolio were as follows:

	Small-Cap Growth		International Value		Long/Short Large-Cap (1)
	2008	2007	2008	2007	2008	2007

Shares sold	15,887,449	23,402,010	10,236,323	52,802,761	108,559,658
Dividend and distribution reinvested	7,832,345	—	10,816,454	25,638,734	—
Shares repurchased	(2,399,731)	(1,810,959)	(8,308,639)	(5,136,901)	(1,216,085)

Net increase	21,320,063	21,591,051	12,744,138	73,304,594	107,343,573
Shares outstanding, beginning of year or period	63,100,589	41,509,538	216,727,217	143,422,623	—

Shares outstanding, end of year or period	84,420,652	63,100,589	229,471,355	216,727,217	107,343,573

	International Small-Cap		Equity Index		Small-Cap Index
	2008	2007	2008	2007	2008	2007

Shares sold	6,332,650	26,891,161	25,016,398	4,828,883	3,260,366	40,327,537
Dividend and distribution reinvested	167,840	1,087,571	3,933,235	1,183,158	5,283,967	1,530,004
Shares repurchased	(7,083,401)	(2,848,010)	(4,862,145)	(16,725,000)	(65,582,244)	(11,092,363)

Net increase (decrease)	(582,911)	25,130,722	24,087,488	(10,712,959)	(57,037,911)	30,765,178
Shares outstanding, beginning of year or period	98,430,712	73,299,990	63,107,413	73,820,372	112,904,937	82,139,759

Shares outstanding, end of year or period	97,847,801	98,430,712	87,194,901	63,107,413	55,867,026	112,904,937

	Diversified Research		Equity		American Funds Growth-Income
	2008	2007	2008	2007	2008	2007

Shares sold	20,273,094	14,668,526	199,585	985,968	8,293,808	36,988,301
Shares issued in connection with acquisition (2)	—	—	—	2,020,151		—
Dividend and distribution reinvested	—	840,504	1,648,802	26,923	6,476,211	2,062,537
Shares repurchased	(34,177,124)	(26,440,729)	(1,466,625)	(3,952,339)	(23,342,022)	(4,588,847)

Net increase (decrease)	(13,904,030)	(10,931,699)	381,762	(919,297)	(8,572,003)	34,461,991
Shares outstanding, beginning of year or period	112,483,697	123,415,396	11,805,894	12,725,191	166,171,677	131,709,686

Shares outstanding, end of year or period	98,579,667	112,483,697	12,187,656	11,805,894	157,599,674	166,171,677

	American Funds Growth		Large-Cap Value		Technology
	2008	2007	2008	2007	2008	2007

Shares sold	36,263,377	25,014,842	12,510,914	32,964,345	2,552,225	7,843,419
Dividend and distribution reinvested	22,726,872	475,248	9,500,883	2,572,244	3,544,965	7,749
Shares repurchased	(3,846,252)	(44,808,294)	(3,369,395)	(6,397,549)	(5,555,949)	(6,564,363)

Net increase (decrease)	55,143,997	(19,318,204)	18,642,402	29,139,040	541,241	1,286,805
Shares outstanding, beginning of year or period	108,235,792	127,553,996	215,081,079	185,942,039	17,366,544	16,079,739

Shares outstanding, end of year or period	163,379,789	108,235,792	233,723,481	215,081,079	17,907,785	17,366,544

	Short Duration Bond		Floating Rate Loan (3)		Diversified Bond
	2008	2007	2008	2007	2008	2007

Shares sold	20,902,636	34,484,980	13,344,758	85,525,617	18,149,525	123,943,854
Dividend and distribution reinvested	3,443,371	7,659,380	3,527,656	3,297,816	4,327,594	8,063,876
Shares repurchased	(5,045,278)	(79,298,189)	(2,017,202)	(6,721,034)	(13,945,895)	(1,685,514)

Net increase (decrease)	19,300,729	(37,153,829)	14,855,212	82,102,399	8,531,224	130,322,216
Shares outstanding, beginning of year or period	161,834,816	198,988,645	82,102,399	—	206,798,245	76,476,029

Shares outstanding, end of year or period	181,135,545	161,834,816	96,957,611	82,102,399	215,329,469	206,798,245

	Growth LT		Focused 30		Health Sciences
	2008	2007	2008	2007	2008	2007

Shares sold	24,786,870	5,119,660	31,410,889	8,934,064	1,535,520	3,240,448
Dividend and distribution reinvested	128,204	320,681	—	75,998	1,575,167	—
Shares repurchased	(4,181,808)	(12,811,807)	(6,243,337)	(5,808,712)	(3,073,562)	(3,880,595)

Net increase (decrease)	20,733,266	(7,371,466)	25,167,552	3,201,350	37,125	(640,147)
Shares outstanding, beginning of year or period	74,953,813	82,325,279	23,209,174	20,007,824	11,571,234	12,211,381

Shares outstanding, end of year or period	95,687,079	74,953,813	48,376,726	23,209,174	11,608,359	11,571,234

(1)	Operations commenced on May 1, 2008.

(2)	See Note 15 to Financial Statements regarding shares issued in connection with acquisition.

(3)	Operations commenced on May 1, 2007.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Mid-Cap Equity (1)		Large-Cap Growth		International Large-Cap
	2008	2007	2008	2007	2008	2007

Shares sold	12,862,236	37,459,390	8,728,397	23,049,055	25,546,164	72,728,568
Dividend and distribution reinvested	44,938,176	2,015,257	29,450,853	—	101,005,085	57,637,839
Shares repurchased	(13,890,738)	(9,201,627)	(5,895,971)	(119,179,200)	(27,096,032)	(176,877,917)

Net increase (decrease)	43,909,674	30,273,020	32,283,279	(96,130,145)	99,455,217	(46,511,510)
Shares outstanding, beginning of year or period	255,965,109	225,692,089	109,487,936	205,618,081	338,622,853	385,134,363

Shares outstanding, end of year or period	299,874,783	255,965,109	141,771,215	109,487,936	438,078,070	338,622,853

	Small-Cap Value		Multi-Strategy		Main Street Core
	2008	2007	2008	2007	2008	2007

Shares sold	4,407,793	4,943,398	198,414	901,945	4,739,893	10,176,626
Shares issued in connection with acquisition (2)	—	—		—		3,075,746
Dividend and distribution reinvested	5,044,154	847,463	1,619,500	743,068	12,304,360	1,216,625
Shares repurchased	(2,633,589)	(6,556,970)	(2,812,311)	(5,641,557)	(15,174,307)	(2,507,024)

Net increase (decrease)	6,818,358	(766,109)	(994,397)	(3,996,544)	1,869,946	11,961,973
Shares outstanding, beginning of year or period	41,184,191	41,950,300	25,117,964	29,114,508	102,288,594	90,326,621

Shares outstanding, end of year or period	48,002,549	41,184,191	24,123,567	25,117,964	104,158,540	102,288,594

	Emerging Markets		Money Market		High Yield Bond
	2008	2007	2008	2007	2008	2007

Shares sold	3,237,046	11,437,205	72,997,557	152,824,057	11,321,225	19,797,921
Dividend and distribution reinvested	19,839,626	17,952,035	1,531,570	5,005,260	5,203,478	9,139,747
Shares repurchased	(14,950,418)	(7,549,544)	(58,989,219)	(150,141,510)	(9,824,527)	(29,491,664)

Net increase (decrease)	8,126,254	21,839,696	15,539,908	7,687,807	6,700,176	(553,996)
Shares outstanding, beginning of year or period	102,214,277	80,374,581	103,921,554	96,233,747	120,450,329	121,004,325

Shares outstanding, end of year or period	110,340,531	102,214,277	119,461,462	103,921,554	127,150,505	120,450,329

	Managed Bond		Inflation Managed		Comstock
	2008	2007	2008	2007	2008	2007

Shares sold	20,129,669	76,217,372	17,498,921	94,319,063	16,166,362	106,894,095
Dividend and distribution reinvested	11,002,652	17,882,844	10,509,606	16,086,662	12,817,099	3,617,364
Shares repurchased	(21,526,354)	(12,967,876)	(25,501,572)	(6,881,806)	(45,494,329)	(3,596,627)

Net increase (decrease)	9,605,967	81,132,340	2,506,955	103,523,919	(16,510,868)	106,914,832
Shares outstanding, beginning of year or period	425,132,583	344,000,243	418,569,465	315,045,546	257,387,463	150,472,631

Shares outstanding, end of year or period	434,738,550	425,132,583	421,076,420	418,569,465	240,876,595	257,387,463

	Mid-Cap Growth		Real Estate		Small-Cap Equity
	2008	2007	2008	2007	2008	2007

Shares sold	8,025,891	21,808,517	2,078,343	3,929,793	33,705,068	27,241,457
Dividend and distribution reinvested	15,402,349	561,526	14,628,321	579,142	1,140,751	66,759
Shares repurchased	(39,071,624)	(8,711,526)	(11,525,089)	(6,073,036)	(1,477,148)	(1,288,652)

Net increase (decrease)	(15,643,384)	13,658,517	5,181,575	(1,564,101)	33,368,671	26,019,564
Shares outstanding, beginning of year or period	138,092,033	124,433,516	44,816,448	46,380,549	34,190,432	8,170,868

Shares outstanding, end of year or period	122,448,649	138,092,033	49,998,023	44,816,448	67,559,103	34,190,432

(1)	Formerly named Mid-Cap Value Portfolio.

(2)	See Note 15 to Financial Statements regarding shares issued in connection with acquisition.

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire 6-month period from January 1, 2008 to June 30, 2008. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.
ACTUAL EXPENSES
     The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 3 to Financial Statements) and other expense reductions (Note 5 to Financial Statements). The “Ending Account Value at 06/30/08” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/08—06/30/08” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2008 to June 30, 2008.
     You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/08-06/30/08.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period*
	Value at	Value at	Expense	01/01/08-
Portfolio	01/01/08	06/30/08	Ratio	06/30/08

Small-Cap Growth
Actual	$1,000.00	$841.10	0.82%	$3.75
Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12

International Value
Actual	$1,000.00	$884.00	0.88%	$4.12
Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

Long/Short Large-Cap**
Actual	$1,000.00	$935.00	1.63%	$2.63
Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17

International Small-Cap
Actual	$1,000.00	$935.50	1.08%	$5.20
Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42

Equity Index
Actual	$1,000.00	$879.60	0.27%	$1.26
Hypothetical	$1,000.00	$1,023.52	0.27%	$1.36

Small-Cap Index
Actual	$1,000.00	$905.40	0.52%	$2.46
Hypothetical	$1,000.00	$1,022.28	0.52%	$2.61

Diversified Research
Actual	$1,000.00	$901.10	0.88%	$4.16
Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

Equity
Actual	$1,000.00	$891.40	0.68%	$3.20
Hypothetical	$1,000.00	$1,021.48	0.68%	$3.42

American Funds Growth-Income***
Actual	$1,000.00	$887.30	0.61%	$2.86
Hypothetical	$1,000.00	$1,021.83	0.61%	$3.07

American Funds Growth***
Actual	$1,000.00	$921.10	0.62%	$2.96
Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12
See explanation of symbols on E-2

E-1

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period*
	Value at	Value at	Expense	01/01/08-
Portfolio	01/01/08	06/30/08	Ratio	06/30/08

Large-Cap Value
Actual	$1,000.00	$869.20	0.81%	$3.76
Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07

Technology
Actual	$1,000.00	$826.10	1.14%	$5.18
Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72

Short Duration Bond
Actual	$1,000.00	$985.50	0.63%	$3.11
Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Floating Rate Loan
Actual	$1,000.00	$976.60	1.01%	$4.96
Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

Diversified Bond
Actual	$1,000.00	$963.10	0.63%	$3.07
Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Growth LT
Actual	$1,000.00	$895.20	0.78%	$3.68
Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

Focused 30
Actual	$1,000.00	$909.50	0.96%	$4.56
Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82

Health Sciences
Actual	$1,000.00	$919.70	1.13%	$5.39
Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67

Mid-Cap Equity (formerly Mid-Cap Value)
Actual	$1,000.00	$908.20	0.87%	$4.13
Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37

Large-Cap Growth
Actual	$1,000.00	$852.10	0.94%	$4.33
Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

International Large-Cap
Actual	$1,000.00	$923.20	0.99%	$4.73
Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

Small-Cap Value
Actual	$1,000.00	$975.10	0.97%	$4.76
Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

Multi-Strategy
Actual	$1,000.00	$930.10	0.71%	$3.41
Hypothetical	$1,000.00	$1,021.33	0.71%	$3.57

Main Street Core
Actual	$1,000.00	$903.70	0.67%	$3.17
Hypothetical	$1,000.00	$1,021.53	0.67%	$3.37

Emerging Markets
Actual	$1,000.00	$886.80	1.06%	$4.97
Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32

Money Market
Actual	$1,000.00	$1,013.40	0.35%	$1.75
Hypothetical	$1,000.00	$1,023.12	0.35%	$1.76

High Yield Bond
Actual	$1,000.00	$979.40	0.63%	$3.10
Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Managed Bond
Actual	$1,000.00	$1,001.30	0.63%	$3.13
Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Inflation Managed
Actual	$1,000.00	$1,034.10	0.63%	$3.19
Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Comstock
Actual	$1,000.00	$834.90	0.92%	$4.20
Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62

Mid-Cap Growth
Actual	$1,000.00	$900.90	0.93%	$4.40
Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

Real Estate
Actual	$1,000.00	$947.10	1.05%	$5.08
Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

Small-Cap Equity
Actual	$1,000.00	$983.10	0.97%	$4.78
Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

* Expenses paid during the 6-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.

** Long/Short Large-Cap Portfolio commenced operations on May 1, 2008. The actual portfolio return and expenses paid for this portfolio were for the period from May 1, 2008 to June 30, 2008 instead of the entire 6-month period. The hypothetical return is based on the entire 6-month period for comparison purposes. The annualized expense ratio and actual expenses paid during the period included dividend expenses on securities sold short (see Note 8 in the Financial Highlights on C-5 for the annualized expense ratio excluding such expenses).

*** Expenses paid by the American Funds Growth-Income and American Funds Growth Portfolios during the 6-month period do not include expenses of the underlying Master Funds (see Note 1 to Financial Statements) in which the portfolios invested in.

E-2

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)
     The Board of Trustees (the “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each Portfolio Management Agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers, or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios. PLFA also does business under the name Pacific Asset Management (“PAM”) and manages the Money Market and High Yield Bond Portfolios under the PAM name. For the other Portfolios, with the exception of the American Funds Growth-Income Portfolio and American Funds Growth Portfolio, PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. The American Funds Growth-Income Portfolio and the American Funds Growth Portfolio each invest all of their assets in a master fund and therefore PLFA has not retained other Portfolio Managers to manage assets of these Portfolios. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement and applicable Portfolio Management Agreements at an in-person meeting of the Trustees held on December 4, 2007. The description below does not relate to the approvals at that meeting, but to certain approvals that have occurred since that meeting during the fiscal period January 1, 2008 through June 30, 2008.
     At an in-person meeting on January 15, 2008, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2008, of a newly organized Portfolio of the Fund, the Long/Short Large-Cap Portfolio. In connection with the approval of the Long/Short Large-Cap Portfolio, the Board also approved, effective May 1, 2008, the Advisory Agreement with PLFA (“Long/Short Advisory Agreement”) and Portfolio Management Agreements with J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) and Analytic Investors, LLC (“Analytic”) (the “J.P. Morgan Agreement” and “Analytic Agreement,” respectively, together the “Long/Short Portfolio Management Agreements”).
     In evaluating the Long/Short Advisory Agreement and the J.P. Morgan Agreement and Analytic Agreement for the Long/Short Large-Cap Portfolio, the Board, including the Independent Trustees, considered the factors described below. The Board also considered the various screening processes that PLFA utilizes in proposing new portfolio managers, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. In addition the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of J.P. Morgan and Analytic, including certain other firms considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend J.P. Morgan and Analytic as the new Portfolio Managers, which was ultimately approved by the Board.
Approval of Advisory Agreement and Portfolio Management Agreements for the Long/Short Large-Cap Portfolio
     In evaluating the Long/Short Advisory Agreement and the Long/Short Portfolio Management Agreements, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services to be Provided
     PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of all Portfolio Managers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools to assist intermediaries in effectively understanding and meeting shareholder and/or contract holder needs.
     The Trustees also considered that PLFA’s investment, legal and compliance professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.
     The Trustees considered the benefits to shareholders of retaining PLFA to serve as the adviser to the Long/Short Large-Cap Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Long/Short Large-Cap Portfolio and whether PLFA has sufficiently qualified personnel. The Trustees based this review on information and material provided to them throughout the year by PLFA. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of, and significant amount of attention expected to be given to the Long/Short Large-Cap Portfolio by, PLFA’s management and staff. The Trustees also considered PLFA’s compliance operations with respect to the Fund, including the measures taken by PLFA to assist the Fund in complying with Rule 38a-1 under the 1940 Act.
     The Portfolio Managers. The Trustees considered the benefits to shareholders of retaining J.P. Morgan and Analytic as the Portfolio Managers of the Long/Short Large-Cap Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by J.P. Morgan and Analytic. In this regard, the Trustees considered various materials relating to the proposed Portfolio Managers, including: copies of each proposed Long/Short Portfolio Management Agreement; copies of the Form ADV for each Portfolio Manager; financial information relating to each Portfolio Manager; and other information deemed relevant to the Trustees’ evaluation of each Portfolio Manager, including qualitative assessments from senior management of PLFA.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     The Trustees considered that under the Long/Short Portfolio Management Agreements, J.P. Morgan and Analytic would be responsible for providing the investment management services for their portion or sleeve of the Long/Short Large-Cap Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Long/Short Large-Cap Portfolio. The Trustees considered the quality of the management services expected to be provided to the Long/Short Large-Cap Portfolio over both the short- and long-term, the organizational depth and resources of J.P. Morgan and Analytic, including the background and experience of J.P. Morgan’s and Analytic’s management and the expertise of each portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. The Trustees noted that J.P. Morgan currently serves as Portfolio Manager for another Portfolio of the Fund.
     In addition, the Trustees considered that the Fund’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the Portfolio Managers, including the assessment of their compliance programs as required under Rule 38a-1 of the 1940 Act and their code of ethics, prior to the effectiveness of the new Long/Short Portfolio Management Agreements.
     In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to J.P. Morgan and Analytic, and was aided by the assessments and recommendations of PLFA and the in-person presentations and materials provided by J.P. Morgan and Analytic. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate.
     The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Long/Short Large-Cap Portfolio by PLFA under the Long/Short Advisory Agreement and J.P. Morgan and Analytic under the Long/Short Portfolio Management Agreements.
2. Performance
     The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a long/short portfolio, and the identification by PLFA of J.P. Morgan and Analytic to serve as Portfolio Managers to manage their portion of the assets with regard to the day-to-day investment activities of the Long/Short Large-Cap Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available. However, the Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Long/Short Portfolio Management Agreements, as described below.
     The Trustees considered information about the historical performance of accounts managed by the same J.P. Morgan and Analytic portfolio management teams that would manage the Long/Short Large-Cap Portfolio using similar investment strategies proposed to be employed for the Long/Short Large-Cap Portfolio (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against its peer group category for the year-to-date, one-, two-, three-, and five-year periods. In evaluating performance, the Trustees considered the long-only strategies of J.P. Morgan and Analytic as a means to measure the core of the 130/30 process (the “Long-Only Performance”). The Trustees noted that the Long-Only Performance had performed well compared to peers and the pertinent benchmark for the year-to-date, one-, three-, five-, and ten-year periods. Additionally, the Trustees considered performance information presented by PLFA for other potential portfolio managers. The Trustees also considered the need for J.P. Morgan and Analytic to adhere to the Long/Short Large-Cap Portfolio’s general investment mandate in order to function appropriately in the portfolio optimization service.
     The Board determined that J.P. Morgan’s and Analytic’s performance record was acceptable.
3. Advisory and Portfolio Management Fees
     The Trustees reviewed information that compared the Long/Short Large-Cap Portfolio’s proposed advisory fee rate and anticipated total operating expense ratio to industry averages for comparable products. The Trustees considered that the proposed advisory fee and the anticipated expense ratio, after fee waivers, would be about the same as industry averages for long/short products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset based breakpoint schedule for the Long/Short Large-Cap Portfolio so that the advisory fee as a percentage of the Long/Short Large-Cap Portfolio’s net assets would decrease as the Long/Short Large-Cap Portfolio becomes larger. The Trustees noted that the proposed breakpoints appeared to offer meaningful potential savings to shareholders of the Long/Short Large-Cap Portfolio at higher asset levels. The Board concluded that the compensation payable under the Long/Short Advisory Agreement is fair and reasonable.
     The Trustees considered information regarding the comparative sub-advisory fees charged under other investment advisory contracts, such as contracts of each Portfolio Manager with other registered investment companies or other types of clients. The Trustees noted that in certain cases there were differences in the level of services proposed to be provided to the Long/Short Large-Cap Portfolio by the Portfolio Managers and that the level of services provided by these Portfolio Managers on these other accounts were due to the different nature of the accounts or an affiliation between the Portfolio Manager and the account. These differences often explained differences in fee schedules. The Trustees also considered that the sub-advisory management fees payable to J.P. Morgan and Analytic under the Long/Short Portfolio Management Agreements did not contain breakpoints.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     The Trustees noted that the fee rates were the result of arm’s-length negotiations between PLFA and J.P. Morgan and between PLFA and Analytic, and that the Long/Short Large-Cap Portfolio’s sub-advisory management fees will be paid by PLFA and will not be paid directly by the Long/Short Large-Cap Portfolio. The Board concluded that the compensation payable under the Long/Short Portfolio Agreements is fair and reasonable.
4. Costs, Level of Profits and Economies of Scale
     The Trustees reviewed information regarding PLFA’s costs of sponsoring the Long/Short Large-Cap Portfolio and information regarding the anticipated profitability of the proposed Long/Short Large-Cap Portfolio to PLFA.
     PLFA’s Costs and Profitability. The Trustees considered the cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Long/Short Large-Cap Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Long/Short Large-Cap Portfolio. This information is only estimated because there is no actual operating history for the Long/Short Large-Cap Portfolio. The Trustees considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the Long/Short Advisory Agreement. The Trustees reviewed the revenues and benefits that are expected to be derived from the Long/Short Large-Cap Portfolio.
     The Trustees considered the projected profitability of the Long/Short Portfolio Agreements to J.P. Morgan and Analytic to the extent practicable based on the financial information provided by each Portfolio Manager. The Trustees considered that it was difficult to accurately determine or evaluate the profitability of the Long/Short Portfolio Agreements to J.P. Morgan and Analytic because each manager managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions regarding their allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arm’s-length nature of the relationship between PLFA and J.P. Morgan and Analytic with respect to the negotiation of portfolio management fees and the fact that such fees are paid by PLFA, and the fact that they are projections.
     Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Long/Short Large-Cap Portfolio and the Fund as assets grow. Because the Long/Short Large-Cap Portfolio had no operating history and no assets, no economies of scale existed at the time of approval with respect to the Long/Short Large-Cap Portfolio. However, the Trustees considered that by utilizing an advisory fee schedule with breakpoints whereby the advisory fee as a percentage of the Long/Short Large-Cap Portfolio’s net assets decrease or will decrease as the Long/Short Large-Cap Portfolio becomes larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Long/Short Large-Cap Portfolio increase. The Trustees also noted that there will be an expense limitation agreement in place for the Long/Short Large-Cap Portfolio.
     The Board concluded that the Long/Short Large-Cap Portfolio’s fee structure reflected in the Long/Short Advisory Agreement and Long/Short Portfolio Management Agreements is fair and reasonable.
5. Ancillary Benefits
     The Trustees received from PLFA information concerning other benefits that may be received by PLFA, J.P. Morgan and Analytic and their affiliates as a result of their relationship with the Long/Short Large-Cap Portfolio, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, as well as commissions that may be paid to broker-dealers affiliated with the Portfolio Managers and the anticipated use of soft-dollars by the Portfolio Managers. In this regard, the Trustees noted that J.P. Morgan and Analytic represented that they do not anticipate utilizing soft dollar credits generated by Long/Short Large-Cap Portfolio commissions to pay for research services. The Trustees additionally noted that J.P. Morgan had represented it may utilize the brokerage services of an affiliated broker. The potential benefits that may be derived by PLFA from its relationship with the Long/Short Large-Cap Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to funds. The Trustees considered potential benefits to be derived by J.P. Morgan and Analytic from their relationship with the Long/Short Large-Cap Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual. The Trustees also considered information provided to them regarding methods used by the Portfolio Managers to address potential conflicts of interest that arise from strategies coupling short positions and long positions in the same portfolio.
6. Conclusion
     Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Long/Short Advisory Agreement and the Long/Short Portfolio Management Agreements is fair and reasonable; and (ii) the Long/Short Advisory Agreement and Long/Short Portfolio Management Agreements are in the best interests of the Long/Short Large-Cap Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Board based its determination on the total mix of information available to it.

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, when required is filed pursuant to applicable regulations, and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s Statement of Additional Information (“SAI”), which is available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.
Availability of Proxy Voting Record
     The Fund files, by August 31 of each year, information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Fund’s Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.
Availability of a Complete Schedule of Investments
     The Fund’s annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain portfolios. A complete schedule for each summary SOI presented is available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.
•	Pacific Life’s Annuity Contract Owners: 1-800-722-4448

•	Pacific Life’s Annuity Registered Representatives: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	PL&A’s Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997 7 a.m. through 5 p.m. Pacific time
Information Relating to Investments Held by the Fund
     For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and SAI. The prospectus and SAI are available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers above.

Semi-Annual Report
as of June 30, 2008

•	Pacific Select Fund

Pacific Select Fund
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-20803-11
357-08A
85-23503-07

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
(a) Schedule I.
(b) Not applicable.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.52%

Consumer Discretionary - 7.98%

Abercrombie & Fitch Co ‘A’ †	20,200	$1,266,136
Amazon.com Inc * †	67,100	4,920,443
Apollo Group Inc ‘A’ *	30,100	1,332,226
AutoNation Inc * †	30,655	307,163
AutoZone Inc *	9,500	1,149,595
Bed Bath & Beyond Inc * †	57,100	1,604,510
Best Buy Co Inc †	75,748	2,999,621
Big Lots Inc * †	18,400	574,816
Carnival Corp † (Panama)	95,400	3,144,384
CBS Corp ‘B’ †	148,943	2,902,899
Centex Corp †	27,500	367,675
Clear Channel Communications Inc †	105,112	3,699,942
Coach Inc *	75,000	2,166,000
Comcast Corp ‘A’	623,177	11,821,668
Comcast Corp Special ‘A’	21,655	406,248
D.R. Horton Inc †	60,700	658,595
Darden Restaurants Inc †	31,200	996,528
Dillard’s Inc ‘A’ †	13,400	155,038
Eastman Kodak Co †	63,800	920,634
Expedia Inc * †	46,000	845,480
Family Dollar Stores Inc †	31,400	626,116
Ford Motor Co * †	480,322	2,310,349
Fortune Brands Inc	33,900	2,115,699
GameStop Corp ‘A’ * †	35,200	1,422,080
Gannett Co Inc †	50,700	1,098,669
General Motors Corp †	123,544	1,420,756
Genuine Parts Co	33,475	1,328,288
H&R Block Inc †	66,700	1,427,380
Harley-Davidson Inc †	52,100	1,889,146
Harman International Industries Inc	11,500	475,985
Hasbro Inc †	30,825	1,101,069
IAC/InterActiveCorp *	40,100	773,128
International Game Technology †	68,100	1,701,138
J.C. Penney Co Inc †	48,500	1,760,065
Johnson Controls Inc	125,200	3,590,736
Jones Apparel Group Inc †	17,600	242,000
KB Home †	17,500	296,275
Kohl’s Corp *	67,200	2,690,688
Leggett & Platt Inc †	37,600	630,552
Lennar Corp ‘A’ †	31,202	385,033
Limited Brands Inc	66,407	1,118,958
Liz Claiborne Inc †	18,420	260,643
Lowe’s Cos Inc	317,800	6,594,350
Macy’s Inc †	92,576	1,797,826
Marriott International Inc ‘A’	66,000	1,731,840
Mattel Inc	79,650	1,363,608
McDonald’s Corp	246,800	13,875,096
Meredith Corp †	8,900	251,781
Newell Rubbermaid Inc	54,234	910,589
News Corp ‘A’	492,700	7,410,208
Nike Inc ‘B’ †	82,800	4,935,708
Nordstrom Inc †	38,940	1,179,882
Office Depot Inc *	60,600	662,964
Omnicom Group Inc	70,200	3,150,576
Polo Ralph Lauren Corp †	12,900	809,862
Pulte Homes Inc †	47,800	460,314
RadioShack Corp	29,744	364,959
Scripps Networks Interactive Inc ‘A’ *	19,800	759,330
Sears Holdings Corp * †	15,505	1,142,125
Snap-On Inc	13,050	678,730
Staples Inc	153,125	3,636,719
Starbucks Corp *	159,700	2,513,678
Starwood Hotels & Resorts Worldwide Inc	41,170	1,649,682
Target Corp	169,700	7,889,353
The Black & Decker Corp †	13,600	782,136
The DIRECTV Group Inc * †	155,300	4,023,823
The Gap Inc	99,010	1,650,497
The Goodyear Tire & Rubber Co * †	52,800	941,424
The Home Depot Inc	364,750	8,542,445
The Interpublic Group of Cos Inc * †	104,458	898,339
The McGraw-Hill Cos Inc	70,400	2,824,448
The New York Times Co ‘A’ †	26,400	406,296
The Sherwin-Williams Co †	22,000	1,010,460
The Stanley Works †	14,600	654,518
The TJX Cos Inc	93,100	2,929,857
The Walt Disney Co	414,106	12,920,107
The Washington Post Co ‘B’	1,054	618,592
Tiffany & Co †	27,900	1,136,925
Time Warner Inc	777,860	11,512,328
VF Corp †	19,300	1,373,774
Viacom Inc ‘B’ *	135,343	4,133,375
Wendy’s International Inc	15,900	432,798
Whirlpool Corp †	16,705	1,031,200
Wyndham Worldwide Corp †	34,285	614,044
Yum! Brands Inc †	103,680	3,638,131

		196,749,051

Consumer Staples - 10.62%

Altria Group Inc	456,452	9,384,653
Anheuser-Busch Cos Inc	155,400	9,653,448
Archer-Daniels-Midland Co †	139,994	4,724,798
Avon Products Inc	93,400	3,364,268
Brown-Forman Corp ‘B’ †	16,622	1,256,125
Campbell Soup Co	44,200	1,478,932
Coca-Cola Enterprises Inc	56,600	979,180
Colgate-Palmolive Co	110,700	7,649,370
ConAgra Foods Inc	107,000	2,062,960
Constellation Brands Inc ‘A’ * †	43,300	859,938
Costco Wholesale Corp	94,544	6,631,316
CVS Caremark Corp	310,689	12,293,964
Dean Foods Co * †	33,700	661,194
General Mills Inc †	73,200	4,448,364
H.J. Heinz Co	69,050	3,304,042
Kellogg Co †	55,700	2,674,714
Kimberly-Clark Corp	91,361	5,461,561
Kraft Foods Inc ‘A’	330,359	9,398,714
Lorillard Inc * †	39,500	2,731,820
McCormick & Co Inc †	24,300	866,538
Molson Coors Brewing Co ‘B’ †	28,580	1,552,751
PepsiCo Inc	345,080	21,943,637
Phillip Morris International Inc	458,452	22,642,944
Reynolds American Inc	37,700	1,759,459
Safeway Inc	96,000	2,740,800
Sara Lee Corp	155,625	1,906,406
SUPERVALU Inc †	46,490	1,436,076
SYSCO Corp	131,400	3,614,814
The Clorox Co	30,400	1,586,880
The Coca-Cola Co	434,200	22,569,716
The Estee Lauder Cos Inc ‘A’ †	25,500	1,184,475
The Hershey Co †	37,300	1,222,694
The Kroger Co	144,800	4,180,376
The Pepsi Bottling Group Inc	26,700	745,464
The Procter & Gamble Co †	663,979	40,376,563
Tyson Foods Inc ‘A’	60,700	906,858
UST Inc †	32,600	1,780,286
Walgreen Co	211,900	6,888,869
Wal-Mart Stores Inc	506,200	28,448,440
Whole Foods Market Inc †	31,900	755,711
Wm. Wrigley Jr. Co	45,675	3,552,601

		261,681,719

Energy — 15.98%

Anadarko Petroleum Corp	101,976	7,631,884
Apache Corp	72,444	10,069,716

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Baker Hughes Inc	67,200	$5,869,248
BJ Services Co †	64,600	2,063,324
Cabot Oil & Gas Corp	21,400	1,449,422
Cameron International Corp * †	47,600	2,634,660
Chesapeake Energy Corp †	105,100	6,932,396
Chevron Corp	449,834	44,592,044
ConocoPhillips	335,539	31,671,526
CONSOL Energy Inc	39,800	4,472,326
Devon Energy Corp	96,992	11,654,559
El Paso Corp †	153,525	3,337,633
ENSCO International Inc †	32,900	2,656,346
EOG Resources Inc	53,800	7,058,560
Exxon Mobil Corp	1,148,678	101,232,992
Halliburton Co †	190,100	10,088,607
Hess Corp	60,700	7,659,733
Marathon Oil Corp	154,118	7,994,101
Massey Energy Co	17,900	1,678,125
Murphy Oil Corp †	41,500	4,069,075
Nabors Industries Ltd * † (Bermuda)	63,938	3,147,668
National Oilwell Varco Inc * †	89,030	7,898,704
Noble Corp (Cayman)	58,800	3,819,648
Noble Energy Inc	37,600	3,781,056
Occidental Petroleum Corp	178,400	16,031,024
Peabody Energy Corp	59,100	5,203,755
Range Resources Corp	32,900	2,156,266
Rowan Cos Inc †	24,800	1,159,400
Schlumberger Ltd (Netherlands)	259,500	27,878,085
Smith International Inc †	43,900	3,649,846
Southwestern Energy Co * †	75,700	3,604,077
Spectra Energy Corp	133,136	3,826,329
Sunoco Inc †	25,914	1,054,441
Tesoro Corp †	33,700	666,249
The Williams Cos Inc	127,500	5,139,525
Transocean Inc * † (Cayman)	69,093	10,529,082
Valero Energy Corp	115,400	4,752,172
Weatherford International Ltd * (Bermuda)	147,800	7,329,402
XTO Energy Inc	109,275	7,486,429

		393,929,435

Financials - 14.04%

ACE Ltd (Cayman)	72,000	3,966,480
Aflac Inc	103,400	6,493,520
American Capital Strategies Ltd †	43,200	1,026,864
American Express Co †	251,800	9,485,306
American International Group Inc	584,342	15,461,689
Ameriprise Financial Inc	48,840	1,986,323
Aon Corp	65,425	3,005,624
Apartment Investment & Management Co ‘A’ REIT †	20,162	686,718
Assurant Inc	21,200	1,398,352
AvalonBay Communities Inc REIT †	17,000	1,515,720
Bank of America Corp	967,797	23,101,314
BB&T Corp †	119,319	2,716,894
Boston Properties Inc REIT	26,200	2,363,764
Capital One Financial Corp †	83,400	3,170,034
CB Richard Ellis Group Inc ‘A’ * †	38,500	739,200
Cincinnati Financial Corp	32,287	820,090
CIT Group Inc †	62,960	428,758
Citigroup Inc	1,183,219	19,830,750
CME Group Inc	11,636	4,458,799
Comerica Inc	34,650	888,080
Countrywide Financial Corp †	112,298	477,266
Developers Diversified Realty Corp REIT †	26,500	919,815
Discover Financial Services	104,901	1,381,546
E*TRADE FINANCIAL Corp * †	105,100	330,014
Equity Residential REIT	59,200	2,265,584
Fannie Mae †	228,100	4,450,231
Federated Investors Inc ‘B’	19,600	674,632
Fifth Third Bancorp †	116,943	1,190,480
First Horizon National Corp †	42,300	314,289
Franklin Resources Inc	34,200	3,134,430
Freddie Mac †	137,200	2,250,080
General Growth Properties Inc REIT †	58,400	2,045,752
Genworth Financial Inc ‘A’	95,100	1,693,731
HCP Inc REIT	51,600	1,641,396
Host Hotels & Resorts Inc REIT †	115,200	1,572,480
Hudson City Bancorp Inc	113,900	1,899,852
Huntington Bancshares Inc †	81,923	472,696
IntercontinentalExchange Inc *	15,300	1,744,200
Janus Capital Group Inc †	32,700	865,569
JPMorgan Chase & Co	750,450	25,747,940
KeyCorp †	106,900	1,173,762
Kimco Realty Corp REIT †	55,600	1,919,312
Legg Mason Inc †	29,600	1,289,672
Lehman Brothers Holdings Inc †	153,501	3,040,850
Leucadia National Corp †	36,400	1,708,616
Lincoln National Corp	56,883	2,577,922
Loews Corp †	76,100	3,569,090
M&T Bank Corp †	17,000	1,199,180
Marsh & McLennan Cos Inc	112,200	2,978,910
Marshall & Ilsley Corp †	57,800	886,074
MBIA Inc †	47,400	208,086
Merrill Lynch & Co Inc †	214,131	6,790,094
MetLife Inc	154,200	8,137,134
MGIC Investment Corp †	27,300	166,803
Moody’s Corp †	44,800	1,542,912
Morgan Stanley	239,303	8,631,659
National City Corp †	176,800	843,336
Northern Trust Corp	42,000	2,879,940
NYSE Euronext †	56,200	2,847,092
Plum Creek Timber Co Inc REIT †	37,900	1,618,709
Principal Financial Group Inc †	56,600	2,375,502
ProLogis REIT	56,500	3,070,775
Prudential Financial Inc †	94,800	5,663,352
Public Storage REIT †	27,100	2,189,409
Regions Financial Corp †	151,679	1,654,818
Safeco Corp	18,040	1,211,566
Simon Property Group Inc REIT †	48,700	4,377,643
SLM Corp *	102,100	1,975,635
Sovereign Bancorp Inc †	106,495	783,803
State Street Corp †	92,400	5,912,676
SunTrust Banks Inc †	76,600	2,774,452
T. Rowe Price Group Inc †	56,900	3,213,143
The Allstate Corp	120,278	5,483,474
The Bank of New York Mellon Corp	247,289	9,354,943
The Charles Schwab Corp	203,000	4,169,620
The Chubb Corp	79,900	3,915,899
The Goldman Sachs Group Inc †	85,680	14,985,432
The Hartford Financial Services Group Inc	68,500	4,423,045
The PNC Financial Services Group Inc	75,100	4,288,210
The Progressive Corp	148,600	2,781,792
The Travelers Cos Inc	131,742	5,717,603
Torchmark Corp	19,900	1,167,135
U.S. Bancorp	378,299	10,550,759
Unum Group †	76,405	1,562,482
Vornado Realty Trust REIT	29,600	2,604,800
Wachovia Corp	460,923	7,158,134
Washington Mutual Inc †	242,718	1,196,600
Wells Fargo & Co	717,810	17,047,988
XL Capital Ltd ‘A’ (Cayman)	39,100	803,896
Zions Bancorp †	27,100	853,379

		345,893,380

Health Care - 11.75%

Abbott Laboratories †	335,400	17,766,138
Aetna Inc	105,956	4,294,397
Allergan Inc	66,700	3,471,735
AmerisourceBergen Corp	35,600	1,423,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Amgen Inc * †	236,240	$11,141,078
Applera Corp-Applied Biosystems Group	37,100	1,242,108
Barr Pharmaceuticals Inc *	23,800	1,072,904
Baxter International Inc	136,800	8,746,992
Becton Dickinson & Co	53,300	4,333,290
Biogen Idec Inc *	64,130	3,584,226
Boston Scientific Corp *	292,589	3,595,919
Bristol-Myers Squibb Co	430,100	8,829,953
C.R. Bard Inc	21,900	1,926,105
Cardinal Health Inc	77,675	4,006,476
Celgene Corp *	94,600	6,042,102
CIGNA Corp	61,300	2,169,407
Coventry Health Care Inc *	33,800	1,028,196
Covidien Ltd (Bermuda)	108,695	5,205,404
Eli Lilly & Co	215,000	9,924,400
Express Scripts Inc *	55,000	3,449,600
Forest Laboratories Inc *	67,000	2,327,580
Genzyme Corp *	58,400	4,205,968
Gilead Sciences Inc *	199,400	10,558,230
Hospira Inc * †	31,560	1,265,872
Humana Inc *	37,300	1,483,421
IMS Health Inc	40,490	943,406
Intuitive Surgical Inc *	8,500	2,289,900
Johnson & Johnson	612,922	39,435,401
King Pharmaceuticals Inc * †	45,733	478,824
Laboratory Corp of America Holdings * †	24,300	1,692,009
McKesson Corp	60,739	3,395,917
Medco Health Solutions Inc * †	110,671	5,223,658
Medtronic Inc	244,100	12,632,175
Merck & Co Inc	467,300	17,612,537
Millipore Corp * †	12,352	838,207
Mylan Inc * †	67,550	815,328
Patterson Cos Inc * †	28,800	846,432
PerkinElmer Inc	26,400	735,240
Pfizer Inc	1,470,397	25,687,836
Quest Diagnostics Inc †	34,700	1,681,909
Schering-Plough Corp	352,300	6,936,787
St. Jude Medical Inc *	74,324	3,038,365
Stryker Corp	49,800	3,131,424
Tenet Healthcare Corp * †	106,050	589,638
Thermo Fisher Scientific Inc * †	91,200	5,082,576
UnitedHealth Group Inc	268,004	7,035,105
Varian Medical Systems Inc * †	27,700	1,436,245
Waters Corp *	22,000	1,419,000
Watson Pharmaceuticals Inc *	21,200	576,004
WellPoint Inc *	114,836	5,473,103
Wyeth	290,300	13,922,788
Zimmer Holdings Inc *	50,630	3,445,372

		289,490,331

Industrials - 10.96%

3M Co	153,300	10,668,147
Allied Waste Industries Inc *	75,000	946,500
Avery Dennison Corp †	23,800	1,045,534
Burlington Northern Santa Fe Corp	64,010	6,393,959
C.H. Robinson Worldwide Inc	37,500	2,056,500
Caterpillar Inc †	133,500	9,854,970
Cintas Corp	29,200	774,092
Cooper Industries Ltd ‘A’ (Bermuda)	38,400	1,516,800
CSX Corp	87,900	5,520,999
Cummins Inc	44,100	2,889,432
Danaher Corp †	55,600	4,297,880
Deere & Co †	93,300	6,729,729
Dover Corp	41,700	2,017,029
Eaton Corp	35,860	3,047,024
Emerson Electric Co	168,100	8,312,545
Equifax Inc	25,100	843,862
Expeditors International of Washington Inc	46,800	2,012,400
FedEx Corp †	67,388	5,309,500
Fluor Corp	19,400	3,609,952
General Dynamics Corp	86,380	7,273,196
General Electric Co	2,166,300	57,818,547
Goodrich Corp	27,600	1,309,896
Honeywell International Inc	161,675	8,129,019
Illinois Tool Works Inc	86,900	4,128,619
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	66,573	2,491,827
ITT Corp	39,900	2,526,867
Jacobs Engineering Group Inc * †	26,500	2,138,550
L-3 Communications Holdings Inc	26,776	2,433,135
Lockheed Martin Corp	73,642	7,265,520
Masco Corp †	80,100	1,259,973
Monster Worldwide Inc * †	28,000	577,080
Norfolk Southern Corp	82,100	5,145,207
Northrop Grumman Corp	73,720	4,931,868
PACCAR Inc	79,870	3,340,983
Pall Corp	26,666	1,058,107
Parker-Hannifin Corp	36,762	2,621,866
Pitney Bowes Inc	42,600	1,452,660
Precision Castparts Corp	30,300	2,920,011
Raytheon Co	92,400	5,200,272
Robert Half International Inc	31,000	743,070
Rockwell Automation Inc	32,400	1,416,852
Rockwell Collins Inc	35,400	1,697,784
RR Donnelley & Sons Co	43,300	1,285,577
Ryder System Inc †	12,800	881,664
Southwest Airlines Co †	160,930	2,098,527
Terex Corp * †	22,200	1,140,414
Textron Inc	54,300	2,602,599
The Boeing Co	163,661	10,755,801
The Manitowoc Co Inc †	28,700	933,611
Tyco International Ltd (Bermuda)	105,395	4,220,016
Union Pacific Corp	112,600	8,501,300
United Parcel Service Inc ‘B’	222,300	13,664,781
United Technologies Corp	211,900	13,074,230
W.W. Grainger Inc †	14,400	1,177,920
Waste Management Inc	107,260	4,044,775

		270,108,978

Information Technology - 16.18%

Adobe Systems Inc *	115,900	4,565,301
Advanced Micro Devices Inc * †	134,600	784,718
Affiliated Computer Services Inc ‘A’ * †	21,300	1,139,337
Agilent Technologies Inc *	76,732	2,727,055
Akamai Technologies Inc * †	36,800	1,280,272
Altera Corp	66,300	1,372,410
Analog Devices Inc	63,800	2,026,926
Apple Inc *	191,600	32,081,504
Applied Materials Inc	294,800	5,627,732
Autodesk Inc * †	49,340	1,668,185
Automatic Data Processing Inc	110,600	4,634,140
BMC Software Inc *	42,200	1,519,200
Broadcom Corp ‘A’ *	98,164	2,678,896
CA Inc	80,573	1,860,431
Ciena Corp * †	19,471	451,143
Cisco Systems Inc *	1,284,916	29,887,146
Citrix Systems Inc *	40,700	1,196,987
Cognizant Technology Solutions Corp ‘A’ * †	63,100	2,051,381
Computer Sciences Corp *	30,700	1,437,988
Compuware Corp *	51,600	492,264
Convergys Corp *	24,289	360,935
Corning Inc	338,691	7,806,828
Dell Inc *	440,300	9,633,764
eBay Inc *	239,200	6,537,336
Electronic Arts Inc *	69,200	3,074,556
Electronic Data Systems Corp	107,100	2,638,944
EMC Corp *	450,850	6,622,986
Fidelity National Information Services Inc	37,800	1,395,198
Fiserv Inc *	36,150	1,640,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Google Inc ‘A’ *	50,520	$26,594,738
Hewlett-Packard Co	535,973	23,695,366
Intel Corp	1,246,020	26,764,510
International Business Machines Corp	298,681	35,402,659
Intuit Inc * †	70,600	1,946,442
Jabil Circuit Inc	47,000	771,270
JDS Uniphase Corp * †	50,586	574,657
Juniper Networks Inc * †	114,100	2,530,738
KLA-Tencor Corp †	37,400	1,522,554
Lexmark International Inc ‘A’ *	21,200	708,716
Linear Technology Corp †	51,800	1,687,126
LSI Corp * †	142,200	873,108
MEMC Electronic Materials Inc *	49,800	3,064,692
Metavante Technologies Inc * λ	1	15
Microchip Technology Inc †	41,000	1,252,140
Micron Technology Inc * †	167,400	1,004,400
Microsoft Corp	1,740,772	47,888,638
Molex Inc †	27,700	676,157
Motorola Inc	490,702	3,601,753
National Semiconductor Corp	48,000	985,920
NetApp Inc * †	75,709	1,639,857
Novell Inc * †	64,500	379,905
Novellus Systems Inc * †	22,900	485,251
NVIDIA Corp * †	121,300	2,270,736
Oracle Corp *	862,136	18,104,856
Paychex Inc †	70,500	2,205,240
QLogic Corp *	30,300	442,077
QUALCOMM Inc	351,800	15,609,366
SanDisk Corp * †	49,900	933,130
Seagate Technology LLC — Escrow Shares * (Cayman)	47,800	4,780
Sun Microsystems Inc * †	172,225	1,873,808
Symantec Corp *	183,835	3,557,207
Tellabs Inc *	91,500	425,475
Teradata Corp *	35,700	826,098
Teradyne Inc *	39,300	435,051
Texas Instruments Inc †	288,370	8,120,499
The Western Union Co	158,537	3,919,035
Total System Services Inc †	39,400	875,468
Tyco Electronics Ltd (Bermuda)	102,395	3,667,789
Unisys Corp * †	59,700	235,815
VeriSign Inc * †	42,700	1,614,060
Xerox Corp	190,600	2,584,536
Xilinx Inc †	61,600	1,555,400
Yahoo! Inc *	295,508	6,105,195

		398,609,921

Materials - 3.83%

Air Products & Chemicals Inc	46,000	4,547,560
AK Steel Holding Corp	24,700	1,704,300
Alcoa Inc	177,272	6,314,429
Allegheny Technologies Inc †	22,202	1,316,135
Ashland Inc	12,700	612,140
Ball Corp	21,700	1,035,958
Bemis Co Inc †	17,900	401,318
E.I. du Pont de Nemours & Co	195,582	8,388,512
Eastman Chemical Co †	16,925	1,165,455
Ecolab Inc	35,180	1,512,388
Freeport-McMoRan Copper & Gold Inc †	83,123	9,741,184
Hercules Inc †	19,700	333,521
International Flavors & Fragrances Inc	15,500	605,430
International Paper Co †	93,927	2,188,499
MeadWestvaco Corp	32,927	784,980
Monsanto Co	119,298	15,084,039
Newmont Mining Corp	98,922	5,159,772
Nucor Corp	68,500	5,114,895
Pactiv Corp *	29,300	622,039
PPG Industries Inc	36,000	2,065,320
Praxair Inc †	68,200	6,427,168
Rohm & Haas Co †	27,798	1,290,939
Sealed Air Corp †	31,820	604,898
Sigma-Aldrich Corp †	28,500	1,535,010
The Dow Chemical Co	202,885	7,082,715
Titanium Metals Corp †	17,800	249,022
United States Steel Corp	26,060	4,815,367
Vulcan Materials Co †	23,800	1,422,764
Weyerhaeuser Co †	45,900	2,347,326

		94,473,083

Telecommunication Services - 3.28%

American Tower Corp ‘A’ *	86,800	3,667,300
AT&T Inc	1,291,979	43,526,773
CenturyTel Inc †	23,750	845,262
Citizens Communications Co †	72,900	826,686
Embarq Corp	32,691	1,545,304
Qwest Communications International Inc †	337,092	1,324,772
Sprint Nextel Corp	619,827	5,888,356
Verizon Communications Inc	620,254	21,956,991
Windstream Corp †	99,286	1,225,189

		80,806,633

Utilities - 3.90%

Allegheny Energy Inc	36,800	1,844,048
Ameren Corp †	42,400	1,790,552
American Electric Power Co Inc †	87,560	3,522,539
CenterPoint Energy Inc	73,129	1,173,720
CMS Energy Corp †	50,800	756,920
Consolidated Edison Inc †	59,800	2,337,582
Constellation Energy Group Inc	39,350	3,230,635
Dominion Resources Inc †	125,370	5,953,821
DTE Energy Co †	34,400	1,459,936
Duke Energy Corp †	275,472	4,787,703
Dynegy Inc ‘A’ *	98,500	842,175
Edison International	71,200	3,658,256
Entergy Corp †	42,700	5,144,496
Exelon Corp	142,824	12,848,447
FirstEnergy Corp	66,480	5,473,298
FPL Group Inc	86,700	5,685,786
Integrys Energy Group Inc †	14,020	712,637
Nicor Inc †	10,700	455,713
NiSource Inc	61,273	1,098,012
Pepco Holdings Inc	44,900	1,151,685
PG&E Corp †	74,300	2,948,967
Pinnacle West Capital Corp	17,800	547,706
PPL Corp	81,632	4,266,905
Progress Energy Inc	57,200	2,392,676
Public Service Enterprise Group Inc	110,900	5,093,637
Questar Corp	38,000	2,699,520
Sempra Energy †	54,858	3,096,734
Southern Co	166,600	5,817,672
TECO Energy Inc †	45,100	969,199
The AES Corp *	140,082	2,690,975
Xcel Energy Inc	87,179	1,749,683
		96,201,635

Total Common Stocks (Cost $2,448,005,648)		2,427,944,166

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.27%

Repurchase Agreement - 1.27%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $31,190,429; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $31,815,975)	$31,189,000	$31,189,000

Total Short-Term Investment (Cost $31,189,000)		31,189,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.79% (Cost $2,479,194,648)		2,459,133,166

	Shares
SECURITIES LENDING COLLATERAL - 12.68%

The Mellon GSL DBT II Collateral Fund 2.701% Ä (Cost $312,606,277)	312,606,277	312,606,277

TOTAL INVESTMENTS - 112.47% (Cost $2,791,800,925)		2,771,739,443

OTHER ASSETS & LIABILITIES, NET — (12.47%)		(307,412,376)

NET ASSETS - 100.00%		$2,464,327,067

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	16.18%
Energy	15.98%
Financials	14.04%
Short-Term Investment & Securities Lending Collateral	13.95%
Health Care	11.75%
Industrials	10.96%
Consumer Staples	10.62%
Consumer Discretionary	7.98%
Utilities	3.90%
Materials	3.83%
Telecommunication Services	3.28%
112.47%
Other Assets & Liabilities, Net	(12.47%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) The amount of $2,352,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P500 (09/08)	110	$37,006,338	($1,833,511)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.43%

Consumer Discretionary - 11.63%

1-800-FLOWERS.COM Inc ‘A’ *	13,805	$89,042
99 Cents Only Stores *	26,451	174,577
Aaron Rents Inc †	24,509	547,286
Aeropostale Inc * †	37,635	1,179,105
AFC Enterprises Inc * †	13,250	105,868
AH Belo Corp ‘A’ †	9,886	56,350
Ambassadors Group Inc †	11,462	171,013
American Apparel Inc *	20,500	136,325
American Axle & Manufacturing Holdings Inc †	24,250	193,758
American Greetings Corp ‘A’	28,312	349,370
American Public Education Inc *	6,529	254,892
America’s Car-Mart Inc *	6,400	114,688
Amerigon Inc *	11,990	85,249
Ameristar Casinos Inc †	12,968	179,218
Arbitron Inc	15,383	730,692
ArvinMeritor Inc †	42,226	526,980
Asbury Automotive Group Inc	18,942	243,405
ATC Technology Corp * †	12,007	279,523
Audiovox Corp ‘A’ * †	8,612	84,570
Avatar Holdings Inc * †	3,235	97,988
Bally Technologies Inc * †	30,620	1,034,956
Beazer Homes USA Inc †	21,459	119,527
bebe Stores Inc †	21,007	201,877
Belo Corp ‘A’	52,130	381,070
Big 5 Sporting Goods Corp †	12,842	97,214
BJ’s Restaurants Inc *	9,625	93,651
Blockbuster Inc ‘A’ * †	104,312	260,780
Blue Nile Inc *	7,479	318,007
Bluegreen Corp * †	7,188	43,487
Blyth Inc	13,705	164,871
Bob Evans Farms Inc †	17,991	514,543
Borders Group Inc †	34,045	204,270
Brookfield Homes Corp †	5,791	71,113
Brown Shoe Co Inc †	23,875	323,506
Brunswick Corp	50,300	533,180
Buffalo Wild Wings Inc * †	10,460	259,722
Build-A-Bear Workshop Inc *	8,944	65,023
Cabela’s Inc * †	19,941	219,550
Cache Inc *	6,365	68,106
California Pizza Kitchen Inc * †	13,947	156,067
Callaway Golf Co †	37,203	440,111
Capella Education Co *	7,912	471,951
Carter’s Inc * †	30,270	418,331
Casual Male Retail Group Inc * †	18,529	56,513
Cavco Industries Inc *	4,000	130,920
CBRL Group Inc	12,457	305,321
CEC Entertainment Inc *	12,328	345,307
Champion Enterprises Inc * †	43,775	256,084
Charlotte Russe Holding Inc * †	11,791	209,408
Charming Shoppes Inc *	63,762	292,668
Charter Communications Inc ‘A’ * †	229,727	241,213
Cherokee Inc †	4,246	85,557
Chico’s FAS Inc *	101,000	542,370
Christopher & Banks Corp †	19,871	135,123
Churchill Downs Inc	4,948	172,537
Cinemark Holdings Inc	14,463	188,887
Circuit City Stores Inc	98,000	283,220
Citadel Broadcasting Corp * †	100,954	123,164
Citi Trends Inc * †	8,013	181,575
CKE Restaurants Inc †	28,719	358,126
CKX Inc * †	28,919	253,041
Coinstar Inc * †	15,765	515,673
Coldwater Creek Inc *	33,900	178,992
Collective Brands Inc * †	35,387	411,551
Columbia Sportswear Co †	7,594	279,080
Conn’s Inc * †	5,550	89,188
Cooper Tire & Rubber Co †	32,939	258,242
Core-Mark Holding Co Inc *	4,703	123,219
Corinthian Colleges Inc *	47,946	556,653
Cox Radio Inc ‘A’ * †	14,514	171,265
Crocs Inc *	48,000	384,480
Crown Media Holdings Inc ‘A’ * †	8,279	39,242
CSK Auto Corp * †	22,946	240,474
CSS Industries Inc †	4,421	107,077
Cumulus Media Inc ‘A’ * †	18,736	73,820
Dana Holding Corp *	54,700	292,645
Deckers Outdoor Corp * †	7,259	1,010,453
Denny’s Corp *	53,454	151,809
DG FastChannel Inc * †	8,349	144,020
Dillard’s Inc ‘A’	32,900	380,653
DineEquity Inc †	9,843	367,734
Dolan Media Co *	12,919	235,126
Domino’s Pizza Inc * †	22,068	253,782
Dorman Products Inc *	5,500	44,330
Dover Downs Gaming & Entertainment Inc †	7,821	50,211
Dover Motorsports Inc	10,700	54,463
Drew Industries Inc * †	11,709	186,759
drugstore.com inc *	52,000	98,800
DSW Inc ‘A’ * †	8,912	104,983
DXP Enterprises Inc *	2,200	91,608
Einstein Noah Restaurant Group Inc *	1,900	21,033
Entercom Communications Corp ‘A’ †	16,915	118,743
Entravision Communications Corp ‘A’ * †	33,501	134,674
Ethan Allen Interiors Inc †	13,895	341,817
Exide Technologies * †	41,958	703,216
FGX International Holdings Ltd * (United Kingdom)	6,153	49,470
Fisher Communications Inc *	3,603	124,087
Fleetwood Enterprises Inc * †	36,159	94,737
Fossil Inc * †	25,287	735,093
Fred’s Inc ‘A’	22,154	249,011
FTD Group Inc †	10,813	144,137
Fuel Systems Solutions Inc *	7,100	273,350
Fuqi International Inc *	6,500	56,940
Furniture Brands International Inc †	24,002	320,667
Gaiam Inc ‘A’ *	9,978	134,803
GateHouse Media Inc †	11,457	28,184
Gaylord Entertainment Co * †	23,513	563,371
Genesco Inc * †	13,378	412,979
G-III Apparel Group Ltd *	7,374	90,995
Global Sources Ltd * † (Bermuda)	8,863	134,540
Global Traffic Network Inc *	7,700	68,838
Gray Television Inc †	21,475	61,633
Great Wolf Resorts Inc *	15,140	66,162
Group 1 Automotive Inc †	12,584	250,044
GSI Commerce Inc * †	13,851	188,789
Harte-Hanks Inc	22,000	251,900
Haverty Furniture Cos Inc †	10,701	107,438
Hayes Lemmerz International Inc *	56,895	161,582
Helen of Troy Ltd * (Bermuda)	17,041	274,701
hhgregg Inc * †	4,913	49,130
Hibbett Sports Inc * †	15,969	336,946
Hooker Furniture Corp †	5,800	100,456
Hot Topic Inc *	24,599	133,081
Hovnanian Enterprises Inc ‘A’ * †	26,104	143,050
Iconix Brand Group Inc * †	33,210	401,177
Idearc Inc	86,611	203,536
Interactive Data Corp †	20,311	510,415
iRobot Corp *	10,881	149,505
Isle of Capri Casinos Inc * †	9,544	45,716
J.Crew Group Inc * †	24,182	798,248
Jack in the Box Inc *	33,171	743,362
Jackson Hewitt Tax Service Inc †	15,582	190,412
Jakks Pacific Inc * †	15,437	337,298

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Jo-Ann Stores Inc * †	14,099	$324,700
Jos. A. Bank Clothiers Inc * †	10,276	274,883
Journal Communications Inc ‘A’ †	23,028	110,995
K12 Inc *	3,176	68,062
Kenneth Cole Productions Inc ‘A’ †	5,054	64,186
Knology Inc *	15,456	169,861
Krispy Kreme Doughnuts Inc *	33,164	165,488
K-Swiss Inc ‘A’ †	14,258	209,593
Landry’s Restaurants Inc †	7,211	129,582
La-Z-Boy Inc †	26,353	201,600
LeapFrog Enterprises Inc * †	18,565	154,461
Lear Corp * †	36,538	518,109
Lee Enterprises Inc †	25,523	101,837
Libbey Inc	8,185	60,896
Life Time Fitness Inc * †	19,969	590,084
LIN TV Corp ‘A’ *	15,086	89,913
Lincoln Educational Services Corp * †	800	9,304
Live Nation Inc * †	42,625	450,972
Lodgian Inc *	8,743	68,458
Luby’s Inc *	14,100	86,010
Lululemon Athletica Inc * †	10,453	303,764
Lumber Liquidators Inc *	6,000	78,000
M/I Homes Inc †	7,887	124,063
Maidenform Brands Inc * †	11,790	159,165
Marcus Corp †	10,857	162,312
Marine Products Corp †	5,682	37,501
MarineMax Inc * †	9,184	65,849
Martha Stewart Living Omnimedia Inc ‘A’ * †	14,828	109,727
Marvel Entertainment Inc * †	27,331	878,418
Matthews International Corp ‘A’ †	17,407	787,841
McClatchy Co ‘A’	33,600	227,808
Media General Inc ‘A’ †	12,240	146,268
Mediacom Communications Corp ‘A’ * †	26,098	139,363
Meritage Homes Corp *	17,253	261,728
Midas Inc *	7,794	105,219
Modine Manufacturing Co †	16,629	205,701
Monarch Casino & Resort Inc * †	5,766	68,039
Monro Muffler Brake Inc †	9,105	141,036
Morgans Hotel Group Co * †	16,064	165,459
Movado Group Inc †	8,827	174,775
National CineMedia Inc	22,845	243,528
National Presto Industries Inc	2,487	159,616
Nautilus Inc †	16,883	85,766
Netflix Inc * †	22,695	591,659
New York & Co Inc * †	11,166	101,946
NutriSystem Inc	17,800	251,692
O’Charley’s Inc †	11,386	114,543
Orbitz Worldwide Inc * †	17,439	87,369
Outdoor Channel Holdings Inc *	10,600	73,988
Overstock.com Inc * †	8,644	224,312
Oxford Industries Inc †	7,805	149,466
P.F. Chang’s China Bistro Inc * †	13,601	303,846
Pacific Sunwear of California Inc * †	38,219	326,008
Palm Harbor Homes Inc * †	5,018	27,750
Papa John’s International Inc *	12,335	327,988
PC Mall Inc *	7,000	94,920
Peet’s Coffee & Tea Inc * †	7,906	156,697
Perry Ellis International Inc * †	6,327	134,259
PetMed Express Inc *	14,161	173,472
Pier 1 Imports Inc * †	50,097	172,334
Pinnacle Entertainment Inc * †	33,717	353,691
Playboy Enterprises Inc ‘B’ *	12,007	59,315
Polaris Industries Inc †	18,890	762,778
Pool Corp	27,500	488,400
Pre-Paid Legal Services Inc * †	4,607	187,136
Primedia Inc †	15,516	72,305
Quantum Fuel Systems Technologies Worldwide Inc *	43,300	133,364
Quiksilver Inc *	71,980	706,844
R.H. Donnelley Corp *	41,900	125,700
Raser Technologies Inc * †	24,544	239,059
RC2 Corp *	9,906	183,855
RCN Corp * †	22,174	239,036
Red Robin Gourmet Burgers Inc *	9,447	262,060
Regis Corp	24,227	638,381
Rent-A-Center Inc * †	38,121	784,149
Retail Ventures Inc *	14,187	65,260
Rex Stores Corp *	5,900	68,145
Rick’s Cabaret International Inc *	3,900	65,520
Riviera Holdings Corp * †	5,649	57,337
Ruby Tuesday Inc †	29,758	160,693
Russ Berrie & Co Inc * †	8,530	67,984
Ruth’s Hospitality Group Inc *	11,154	57,778
Sally Beauty Holdings Inc * †	49,408	319,176
Sauer-Danfoss Inc †	5,628	175,312
Scholastic Corp * †	13,863	397,314
Sealy Corp †	22,940	131,676
Shoe Carnival Inc *	4,997	58,915
Shuffle Master Inc * †	19,969	98,647
Shutterfly Inc * †	11,806	144,151
Sinclair Broadcast Group Inc ‘A’ †	31,129	236,580
Six Flags Inc * †	40,986	47,134
Skechers U.S.A. Inc ‘A’ *	19,060	376,626
Skyline Corp	3,899	91,626
Smith & Wesson Holding Corp * †	17,313	90,201
Sonic Automotive Inc ‘A’ †	15,017	193,569
Sonic Corp * †	33,778	499,914
Sotheby’s †	38,299	1,009,945
Spartan Motors Inc	17,019	127,132
Speedway Motorsports Inc	7,143	145,574
Stage Stores Inc †	21,099	246,225
Stamps.com Inc * †	9,154	114,242
Standard Pacific Corp †	36,613	123,752
Stein Mart Inc †	14,221	64,137
Steiner Leisure Ltd * (Bahamas)	8,463	239,926
Steinway Musical Instruments Inc * †	4,117	108,689
Steven Madden Ltd *	10,813	198,743
Stewart Enterprises Inc ‘A’ †	48,030	345,816
Stoneridge Inc *	7,282	124,231
Superior Industries International Inc †	12,612	212,891
Syms Corp	3,300	45,342
Systemax Inc †	5,445	96,104
Tempur-Pedic International Inc †	40,645	317,437
Tenneco Inc * †	26,945	364,566
Texas Roadhouse Inc ‘A’ * †	28,818	258,497
The Buckle Inc †	8,603	393,415
The Cato Corp ‘A’ †	15,579	221,845
The Cheesecake Factory Inc *	38,700	615,717
The Children’s Place Retail Stores Inc * †	13,439	485,148
The Dress Barn Inc * †	25,330	338,915
The Finish Line Inc ‘A’ *	26,818	233,314
The Gymboree Corp *	16,303	653,261
The Men’s Wearhouse Inc	29,674	483,389
The Pep Boys-Manny, Moe & Jack	23,737	206,987
The Princeton Review Inc *	9,000	60,840
The Ryland Group Inc	24,300	529,983
The Steak n Shake Co * †	14,596	92,393
The Talbots Inc	13,088	151,690
The Timberland Co ‘A’ * †	26,520	433,602
The Warnaco Group Inc * †	25,450	1,121,582
The Wet Seal Inc ‘A’ *	53,960	257,389
thinkorswim Group Inc * †	29,330	206,776
Town Sports International Holdings Inc *	9,334	87,180
Tractor Supply Co *	19,200	557,568
Triarc Cos Inc ‘B’ †	33,304	210,814
True Religion Apparel Inc * †	9,955	265,301
Tuesday Morning Corp * †	16,891	69,422
Tupperware Brands Corp †	34,730	1,188,461

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Tween Brands Inc * †	13,970	$229,946
Ulta Salon Cosmetics & Fragrance Inc * †	10,900	122,516
Under Armour Inc ‘A’ * †	18,300	469,212
Unifi Inc *	29,400	74,088
UniFirst Corp †	7,844	350,313
Universal Electronics Inc * †	7,995	167,095
Universal Technical Institute Inc * †	11,803	147,066
Vail Resorts Inc * †	17,415	745,884
Valassis Communications Inc * †	27,061	338,804
Value Line Inc	300	9,975
Visteon Corp *	73,702	193,836
Volcom Inc *	10,611	253,921
Westwood One Inc * †	36,409	45,147
Weyco Group Inc †	3,801	100,841
Winnebago Industries Inc †	15,660	159,575
WMS Industries Inc * †	24,450	727,876
Wolverine World Wide Inc †	27,994	746,600
Wonder Auto Technology Inc *	9,500	66,785
World Wrestling Entertainment Inc ‘A’ †	12,070	186,723
Zale Corp * †	20,282	383,127
Zumiez Inc * †	11,552	191,532

		72,774,367

Consumer Staples - 3.04%

AgFeed Industries Inc *	11,900	178,143
Alico Inc †	1,849	64,086
Alliance One International Inc *	54,576	278,883
American Dairy Inc * †	3,967	31,101
American Oriental Bioengineering Inc * †	35,800	353,346
Arden Group Inc ‘A’ †	582	73,763
B&G Foods Inc ‘A’	12,600	117,684
Calavo Growers Inc	6,700	82,075
Cal-Maine Foods Inc †	7,165	236,373
Casey’s General Stores Inc †	29,217	676,958
Central Garden & Pet Co ‘A’ * †	36,225	148,522
Chattem Inc * †	9,902	644,125
Chiquita Brands International Inc * †	25,178	381,950
Coca-Cola Bottling Co Consolidated	2,351	86,940
Darling International Inc * †	46,581	769,518
Diamond Foods Inc	9,500	218,880
Elizabeth Arden Inc * †	13,709	208,103
Farmer Bros. Co	3,455	73,073
Flowers Foods Inc †	43,272	1,226,328
Fresh Del Monte Produce Inc * (Cayman)	24,132	568,791
Green Mountain Coffee Roasters Inc * †	9,729	365,519
Griffin Land & Nurseries Inc	1,700	52,190
HQ Sustainable Maritime Industries Inc *	4,500	59,625
Imperial Sugar Co †	6,628	102,933
Ingles Markets Inc ‘A’ †	7,061	164,733
Inter Parfums Inc †	6,619	99,285
J&J Snack Foods Corp †	7,284	199,654
Lancaster Colony Corp †	11,468	347,251
Lance Inc †	15,599	292,793
Lifeway Foods Inc *	2,200	26,158
Longs Drug Stores Corp †	17,401	732,756
Mannatech Inc †	8,826	48,013
Maui Land & Pineapple Co Inc * †	2,274	66,969
Nash Finch Co †	7,133	244,448
National Beverage Corp	5,252	38,182
Nu Skin Enterprises Inc ‘A’	27,903	416,313
Omega Protein Corp *	11,000	164,450
Pilgrim’s Pride Corp †	23,824	309,474
Prestige Brands Holdings Inc *	17,386	185,335
PriceSmart Inc	7,067	139,785
Ralcorp Holdings Inc * †	14,770	730,229
Reddy Ice Holdings Inc †	10,087	137,990
Ruddick Corp †	23,482	805,667
Sanderson Farms Inc †	11,774	406,438
Schiff Nutrition International Inc	7,100	39,760
Seaboard Corp	180	279,180
Smart Balance Inc *	36,000	259,560
Spartan Stores Inc †	11,917	274,091
Spectrum Brands Inc * †	22,176	56,549
Star Scientific Inc *	34,100	40,920
Susser Holdings Corp *	5,300	51,304
Synutra International Inc * †	5,616	181,509
The Andersons Inc †	10,580	430,712
The Boston Beer Co Inc ‘A’ * †	5,033	204,742
The Great Atlantic & Pacific Tea Co Inc * †	19,619	447,706
The Hain Celestial Group Inc *	23,356	548,399
The Pantry Inc *	12,640	134,742
Tootsie Roll Industries Inc †	13,767	345,964
TreeHouse Foods Inc *	17,106	414,991
United Natural Foods Inc * †	24,656	480,299
Universal Corp †	15,464	699,282
USANA Health Sciences Inc * †	4,327	116,266
Vector Group Ltd †	17,637	284,485
Village Super Market ‘A’	1,572	60,648
WD-40 Co †	9,227	269,890
Weis Markets Inc †	6,368	206,769
Winn-Dixie Stores Inc *	30,057	481,513
Zhongpin Inc *	11,200	140,000

		19,004,113

Energy - 8.83%

Abraxas Petroleum Corp *	25,500	137,955
Allis-Chalmers Energy Inc * †	15,384	273,835
Alon USA Energy Inc †	6,051	72,370
American Oil & Gas Inc *	23,000	90,160
Apco Argentina Inc † (Cayman)	2,480	71,796
Approach Resources Inc *	4,443	119,028
Arena Resources Inc *	19,625	1,036,592
Arlington Tankers Ltd † (Bermuda)	6,806	158,035
Atlas America Inc	19,381	873,114
ATP Oil & Gas Corp * †	15,448	609,733
Aventine Renewable Energy Holdings Inc * †	16,537	72,763
Basic Energy Services Inc *	23,061	726,422
Berry Petroleum Co ‘A’ †	23,966	1,411,118
Bill Barrett Corp * †	20,536	1,220,044
BMB Munai Inc *	22,800	135,432
Bois d’Arc Energy Inc *	10,637	258,585
Bolt Technology Corp *	5,300	119,621
BPZ Resources Inc * †	33,719	991,339
Brigham Exploration Co * †	26,701	422,677
Bristow Group Inc * †	11,180	553,298
Bronco Drilling Co Inc * †	13,647	250,832
Cal Dive International Inc *	24,440	349,248
Callon Petroleum Co *	11,844	324,052
Cano Petroleum Inc *	21,000	166,740
CARBO Ceramics Inc †	11,805	688,822
Carrizo Oil & Gas Inc *	15,289	1,041,028
Cheniere Energy Inc *	29,300	128,041
Clayton Williams Energy Inc * †	3,036	333,808
Clean Energy Fuels Corp * †	13,423	154,230
Complete Production Services Inc * †	26,823	976,894
Comstock Resources Inc * †	25,579	2,159,635
Concho Resources Inc *	27,827	1,037,947
Contango Oil & Gas Co *	7,327	680,825
Crosstex Energy Inc †	22,414	776,869
CVR Energy Inc * †	12,678	244,051
Dawson Geophysical Co *	4,310	256,273
Delek US Holdings Inc †	6,034	55,573
Delta Petroleum Corp * †	35,396	903,306
Double Eagle Petroleum Co *	5,300	96,619
Double Hull Tankers Inc	23,500	235,705
Dril-Quip Inc * † ‡	17,269	1,087,947
Endeavour International Corp *	68,600	148,862
Energy Partners Ltd * †	18,594	277,422

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Energy XXI Ltd * (Bermuda)	40,800	$282,336
ENGlobal Corp *	15,982	227,584
Evergreen Energy Inc * †	42,915	74,672
EXCO Resources Inc * †	41,723	1,539,996
FX Energy Inc * †	20,972	110,522
Gasco Energy Inc *	55,300	229,495
General Maritime Corp †	15,183	394,454
GeoGlobal Resources Inc * †	16,546	35,243
Geokinetics Inc *	3,107	56,268
GeoMet Inc *	9,276	87,936
Georesources Inc *	3,600	66,312
GMX Resources Inc * †	8,368	620,069
Golar LNG Ltd † (Bermuda)	19,891	308,112
Goodrich Petroleum Corp * †	11,476	951,590
Gran Tierra Energy Inc *	55,100	439,147
GreenHunter Energy Inc *	2,100	28,686
Grey Wolf Inc * †	100,733	909,619
Gulf Island Fabrication Inc	7,100	347,403
GulfMark Offshore Inc *	11,733	682,626
Gulfport Energy Corp * †	15,451	254,478
Harvest Natural Resources Inc *	19,896	220,050
Hornbeck Offshore Services Inc * †	13,289	750,961
Houston American Energy Corp *	9,500	106,590
International Coal Group Inc * †	71,079	927,581
ION Geophysical Corp *	47,257	824,635
James River Coal Co *	14,400	845,136
Knightsbridge Tankers Ltd (Bermuda)	9,372	301,872
Lufkin Industries Inc †	8,218	684,395
Matrix Service Co *	14,637	337,529
McMoRan Exploration Co * †	28,198	776,009
Meridian Resource Corp *	45,838	135,222
Mitcham Industries Inc *	6,100	104,188
NATCO Group Inc ‘A’ * †	11,458	624,805
National Coal Corp *	15,400	136,598
Natural Gas Services Group Inc *	7,200	219,456
Newpark Resources Inc * †	50,619	397,865
Nordic American Tanker Shipping Ltd (Bermuda)	19,776	767,704
Northern Oil & Gas Inc *	11,800	156,704
Oilsands Quest Inc * †	91,781	596,576
OYO Geospace Corp * †	2,238	131,908
Pacific Ethanol Inc * †	18,549	33,574
Panhandle Oil & Gas Inc	4,000	135,440
Parallel Petroleum Corp * †	23,862	480,342
Parker Drilling Co * †	64,863	649,279
Penn Virginia Corp †	23,310	1,758,040
Petroleum Development Corp *	8,337	554,327
PetroQuest Energy Inc * †	24,602	661,794
PHI Inc *	7,682	308,586
Pioneer Drilling Co * †	28,058	527,771
PrimeEnergy Corp *	400	22,196
Quest Resource Corp *	12,200	139,202
RAM Energy Resources Inc *	22,600	142,380
Rentech Inc * †	86,089	163,569
Rex Energy Corp *	9,829	259,486
Rosetta Resources Inc *	28,744	819,204
RPC Inc	16,524	277,603
Ship Finance International Ltd † (Bermuda)	23,558	695,668
Stone Energy Corp *	15,979	1,053,176
Sulphco Inc * †	24,096	54,698
Superior Well Services Inc * †	9,641	305,716
Swift Energy Co * †	17,236	1,138,610
T-3 Energy Services Inc *	7,139	567,336
Teekay Tankers Ltd	7,525	174,655
Toreador Resources Corp *	8,353	71,251
Trico Marine Services Inc * †	7,100	258,582
Tri-Valley Corp *	13,900	103,277
TXCO Resources Inc * †	18,590	218,618
Union Drilling Inc * †	7,772	168,497
Uranium Resources Inc * †	26,768	98,774
USEC Inc * †	64,317	391,047
Vaalco Energy Inc *	33,322	282,237
Venoco Inc *	11,105	257,747
VeraSun Energy Corp * †	60,266	248,899
Warren Resources Inc *	32,848	482,209
Western Refining Inc	17,600	208,384
Westmoreland Coal Co *	5,900	124,549
W-H Energy Services Inc * †	17,405	1,666,355
Willbros Group Inc * (Panama)	22,099	968,157
World Fuel Services Corp	15,338	336,516

		55,228,729

Financials - 17.13%

1st Source Corp	7,076	113,924
Abington Bancorp Inc	15,282	139,372
Acadia Realty Trust REIT †	18,882	437,118
Advance America Cash Advance Centers Inc †	24,867	126,324
Advanta Corp ‘B’ †	20,516	129,046
Agree Realty Corp REIT †	4,476	98,696
Alexander’s Inc REIT *	1,029	319,607
Ambac Financial Group Inc	166,600	223,244
AmCOMP Inc *	8,500	82,620
AMCORE Financial Inc †	12,255	69,363
American Campus Communities Inc REIT †	23,016	640,765
American Capital Agency Corp	6,200	103,168
American Equity Investment Life Holding Co †	30,759	250,686
American Physicians Capital Inc	4,767	230,913
American Safety Insurance Holdings Ltd * (Bermuda)	6,800	97,784
Ameris Bancorp †	6,944	60,413
Amerisafe Inc *	10,542	168,039
Ames National Corp	3,300	55,209
Ampal American Israel Corp ‘A’ * †	10,479	47,260
AmTrust Financial Services Inc	9,533	120,116
Anchor BanCorp Wisconsin Inc †	10,743	75,308
Anthracite Capital Inc REIT †	31,793	223,823
Anworth Mortgage Asset Corp REIT †	46,477	302,565
Apollo Investment Corp †	79,597	1,140,625
Arbor Realty Trust Inc REIT †	6,938	62,234
Ares Capital Corp †	56,226	566,758
Argo Group International Holdings Ltd * (Bermuda)	17,253	579,011
Arrow Financial Corp	5,900	106,967
Ashford Hospitality Trust Inc REIT †	69,638	321,728
Aspen Insurance Holdings Ltd (Bermuda)	48,112	1,138,811
Asset Acceptance Capital Corp †	7,952	97,173
Associated Estates Realty Corp REIT	8,142	87,201
Assured Guaranty Ltd † (Bermuda)	31,840	572,802
Baldwin & Lyons Inc ‘B’	4,170	72,892
BancFirst Corp †	4,091	175,095
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	15,057	243,773
BancTrust Financial Group Inc	11,600	76,444
Bank Mutual Corp †	27,164	272,727
Bank of the Ozarks Inc †	6,869	102,073
BankFinancial Corp †	11,281	146,766
Banner Corp †	8,742	77,454
Beneficial Mutual Bancorp Inc * †	18,394	203,622
Berkshire Hills Bancorp Inc †	5,485	129,720
BGC Partners Inc ‘A’ *	4,488	33,884
BioMed Realty Trust Inc REIT †	40,391	990,791
BlackRock Kelso Capital Corp †	5,117	48,407
Boston Private Financial Holdings Inc †	21,702	123,050
Broadpoint Securities Group Inc *	11,000	22,000
Brookline Bancorp Inc †	32,773	312,982
Brooklyn Federal Bancorp Inc	3,100	37,386
Bryn Mawr Bank Corp	3,600	63,000
Calamos Asset Management Inc ‘A’	11,311	192,626

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Camden National Corp	4,900	$114,072
Capital City Bank Group Inc †	6,112	132,997
Capital Southwest Corp †	1,560	162,599
Capital Trust Inc ‘A’ REIT †	9,336	179,345
Capitol Bancorp Ltd	7,306	65,535
CapLease Inc REIT †	22,317	167,154
Capstead Mortgage Corp REIT	31,000	336,350
Cardinal Financial Corp	15,500	97,030
Cardtronics Inc * †	6,154	54,586
Care Investment Trust Inc REIT	6,900	65,067
Cascade Bancorp †	12,519	96,396
Cash America International Inc †	16,434	509,454
CastlePoint Holdings Ltd (Bermuda)	20,300	184,527
Cathay General Bancorp †	27,853	302,762
Cedar Shopping Centers Inc REIT †	22,667	265,657
CenterState Banks of Florida Inc	4,700	51,841
Central Pacific Financial Corp	16,152	172,180
Chemical Financial Corp	13,429	273,952
Chimera Investment Corp REIT †	18,699	168,478
Citizens & Northern Corp	4,700	77,832
Citizens Inc * †	18,892	115,808
Citizens Republic Bancorp Inc †	42,638	120,239
City Bank †	7,703	66,246
City Holding Co	9,100	371,007
Clayton Holdings Inc * †	7,674	45,814
Clifton Savings Bancorp Inc	5,729	55,800
CNA Surety Corp * †	8,483	107,225
CoBiz Financial Inc	9,488	62,431
Cogdell Spencer Inc REIT	6,900	112,125
Cohen & Steers Inc †	9,570	248,533
Colonial Properties Trust REIT	27,500	550,550
Columbia Banking System Inc	10,178	196,741
Community Bank System Inc †	16,836	347,158
Community Trust Bancorp Inc †	8,206	215,490
Compass Diversified Holdings †	14,658	167,541
CompuCredit Corp * †	9,326	55,956
Consolidated-Tomoka Land Co †	3,032	127,526
Corporate Office Properties Trust REIT	21,717	745,545
Corus Bankshares Inc †	21,267	88,471
Cousins Properties Inc REIT †	25,890	598,059
Crawford & Co ‘B’ *	13,628	108,888
Credit Acceptance Corp * †	2,626	67,121
CVB Financial Corp †	36,221	341,926
Danvers Bancorp Inc *	11,100	122,100
Darwin Professional Underwriters Inc * †	3,938	121,369
DCT Industrial Trust Inc REIT †	95,893	793,994
Deerfield Capital Corp REIT ë	1	1
Delphi Financial Group Inc ‘A’	23,278	538,653
Diamond Hill Investment Group Inc *	1,200	100,200
DiamondRock Hospitality Co REIT †	54,793	596,696
Dime Community Bancshares Inc	13,631	225,048
Dollar Financial Corp * †	14,234	215,076
Donegal Group Inc ‘A’	6,615	104,980
Doral Financial Corp *	2,600	35,204
Downey Financial Corp †	11,830	32,769
DuPont Fabros Technology Inc REIT	7,150	133,276
East West Bancorp Inc	37,600	265,456
EastGroup Properties Inc REIT †	13,882	595,538
Education Realty Trust Inc REIT	15,549	181,146
eHealth Inc *	14,046	248,052
EMC Insurance Group Inc †	3,063	73,757
Employers Holdings Inc	27,452	568,256
Encore Bancshares Inc *	3,200	50,080
Encore Capital Group Inc *	7,746	68,397
Enstar Group Ltd * † (Bermuda)	2,892	253,050
Enterprise Financial Services Corp †	5,285	99,622
Entertainment Properties Trust REIT †	17,106	845,721
Epoch Holding Corp	5,061	46,106
Equity Lifestyle Properties Inc REIT †	11,428	502,832
Equity One Inc REIT †	18,168	373,352
ESSA Bancorp Inc	10,800	135,216
Evercore Partners Inc ‘A’ †	5,427	51,556
Extra Space Storage Inc REIT †	43,823	673,121
Ezcorp Inc ‘A’ *	22,400	285,600
F.N.B. Corp †	49,681	585,242
Farmers Capital Bank Corp	4,200	74,004
FBL Financial Group Inc ‘A’	7,180	142,738
FBR Capital Markets Corp REIT *	15,639	78,664
FCStone Group Inc *	12,618	352,421
Federal Agricultural Mortgage Corp ‘C’	5,293	131,161
FelCor Lodging Trust Inc REIT †	36,803	386,432
Fifth Third Bancorp	1	10
Financial Federal Corp †	14,364	315,433
Financial Institutions Inc	7,200	115,632
First Acceptance Corp * †	8,767	28,054
First BanCorp — Puerto Rico	40,952	259,636
First BanCorp — Troy, NC †	6,174	78,039
First Bancorp Inc	4,500	61,425
First Busey Corp †	13,315	176,024
First Cash Financial Services Inc *	11,665	174,858
First Commonwealth Financial Corp †	40,163	374,721
First Community Bancshares Inc †	5,151	145,258
First Financial Bancorp	22,731	209,125
First Financial Bankshares Inc †	11,547	528,968
First Financial Corp	6,773	207,322
First Financial Holdings Inc †	6,521	112,031
First Financial Northwest Inc	14,300	141,999
First Industrial Realty Trust Inc REIT †	24,984	686,310
First Merchants Corp †	10,096	183,242
First Mercury Financial Corp *	7,384	130,254
First Midwest Bancorp Inc †	27,004	503,625
First Niagara Financial Group Inc †	62,938	809,383
First Place Financial Corp †	8,421	79,157
First Potomac Realty Trust REIT	13,820	210,617
First South Bancorp Inc †	4,364	56,208
FirstFed Financial Corp * †	7,695	61,868
FirstMerit Corp †	46,476	758,024
Flagstar Bancorp Inc †	22,922	68,995
Flagstone Reinsurance Holdings Ltd (Bermuda)	16,444	193,875
Flushing Financial Corp	11,731	222,302
Forestar Real Estate Group Inc *	19,800	377,190
Fox Chase Bancorp Inc *	2,900	29,754
FPIC Insurance Group Inc *	4,979	225,648
Franklin Street Properties Corp REIT	30,629	387,150
Friedman Billings Ramsey Group Inc ‘A’ REIT	72,496	108,744
Frontier Financial Corp †	28,094	239,361
FX Real Estate and Entertainment Inc *	4,180	7,942
GAMCO Investors Inc ‘A’ †	4,532	224,878
Getty Realty Corp REIT	8,892	128,134
GFI Group Inc †	38,384	345,840
Glacier Bancorp Inc †	30,028	480,148
Gladstone Capital Corp †	11,487	175,062
Gladstone Investment Corp	14,200	91,306
Glimcher Realty Trust REIT	21,236	237,418
Gramercy Capital Corp REIT †	23,452	271,809
Green Bankshares Inc	6,462	90,597
Greenhill & Co Inc †	9,672	520,934
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,900	386,334
Grubb & Ellis Co	19,568	75,337
Guaranty Bancorp *	26,143	94,115
Guaranty Financial Group Inc *	22,800	122,436
Hallmark Financial Services Inc *	2,354	22,763
Hancock Holding Co †	14,424	566,719
Hanmi Financial Corp †	21,474	111,880
Harleysville Group Inc	7,578	256,364
Harleysville National Corp †	17,656	197,041
Harris & Harris Group Inc *	14,700	88,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Hatteras Financial Corp REIT	6,900	$158,631
Healthcare Realty Trust Inc REIT †	28,298	672,643
Heartland Financial USA Inc †	6,516	118,526
Hercules Technology Growth Capital Inc	16,707	149,194
Heritage Commerce Corp †	6,861	67,924
Hersha Hospitality Trust REIT	20,915	157,908
Highwoods Properties Inc REIT †	32,077	1,007,859
Hilb Rogal & Hobbs Co	20,363	884,976
Hilltop Holdings Inc REIT *	25,332	261,169
Home BancShares Inc †	6,273	141,017
Home Federal Bancorp Inc	3,100	30,566
Home Properties Inc REIT †	17,953	862,821
Horace Mann Educators Corp †	22,844	320,273
IBERIABANK Corp †	7,653	340,329
Independence Holding Co †	3,241	31,665
Independent Bank Corp MA †	9,183	218,923
IndyMac Bancorp Inc	65,000	40,300
Infinity Property & Casualty Corp †	9,091	377,458
Inland Real Estate Corp REIT †	29,999	432,586
Integra Bank Corp †	11,654	91,251
Interactive Brokers Group Inc ‘A’ *	22,618	726,716
International Assets Holding Corp *	2,200	66,132
International Bancshares Corp	28,379	606,459
Investors Bancorp Inc * †	24,788	323,731
Investors Real Estate Trust REIT	32,377	308,877
IPC Holdings Ltd † (Bermuda)	29,986	796,128
JER Investors Trust Inc REIT †	12,777	80,495
Kansas City Life Insurance Co	2,385	99,574
KBW Inc * †	14,766	303,884
Kearny Financial Corp	9,982	109,802
Kite Realty Group Trust REIT	11,197	139,962
Knight Capital Group Inc ‘A’ * †	52,909	951,304
Kohlberg Capital Corp †	9,547	95,470
LaBranche & Co Inc *	27,777	196,661
Ladenburg Thalmann Financial Services Inc * †	50,241	75,864
Lakeland Bancorp Inc	10,287	125,296
Lakeland Financial Corp †	6,252	119,288
LandAmerica Financial Group Inc †	8,685	192,720
LaSalle Hotel Properties REIT †	22,572	567,234
Lexington Realty Trust REIT †	27,757	378,328
Life Partners Holdings Inc	3,800	75,924
LTC Properties Inc REIT †	12,936	330,644
Macatawa Bank Corp ë	—	—
Maguire Properties Inc REIT †	21,515	261,838
Maiden Holdings Ltd (Bermuda)	26,700	170,880
MainSource Financial Group Inc †	9,606	148,893
MarketAxess Holdings Inc *	15,925	120,393
MASSBANK Corp	2,600	102,908
Max Capital Group Ltd (Bermuda)	32,478	692,756
MB Financial Inc †	20,265	455,355
MCG Capital Corp †	39,132	155,745
Meadowbrook Insurance Group Inc †	20,891	110,722
Medallion Financial Corp	9,600	90,432
Medical Properties Trust Inc REIT †	38,895	393,617
Meridian Interstate Bancorp Inc *	5,300	51,516
Meruelo Maddux Properties Inc *	23,462	51,147
MFA Mortgage Investments Inc REIT †	87,394	569,809
Mid-America Apartment Communities Inc REIT	15,055	768,407
Midwest Banc Holdings Inc †	11,322	55,138
Mission West Properties Inc REIT †	10,075	110,422
Monmouth Real Estate Investment Corp ‘A’ REIT	13,600	87,040
Montpelier Re Holdings Ltd † (Bermuda)	51,640	761,690
MVC Capital Inc †	12,446	170,386
Nara Bancorp Inc †	12,574	134,919
NASB Financial Inc †	1,935	34,404
National Financial Partners Corp †	22,720	450,310
National Health Investors Inc REIT †	11,944	340,523
National Interstate Corp	3,120	57,346
National Penn Bancshares Inc	45,941	610,096
National Retail Properties Inc REIT †	42,092	879,723
National Western Life Insurance Co ‘A’ †	1,157	252,804
Navigators Group Inc * †	7,432	401,700
NBT Bancorp Inc †	16,636	342,868
Nelnet Inc ‘A’	8,981	100,857
NewAlliance Bancshares Inc †	61,198	763,751
Newcastle Investment Corp REIT †	31,303	219,434
NewStar Financial Inc *	10,014	59,183
NGP Capital Resources Co †	10,875	167,584
Northfield Bancorp Inc * †	10,342	111,176
NorthStar Realty Finance Corp REIT †	33,368	277,622
Northwest Bancorp Inc	9,405	205,217
NYMAGIC Inc †	3,489	66,849
OceanFirst Financial Corp	5,900	106,495
Ocwen Financial Corp * †	18,219	84,718
Odyssey Re Holdings Corp †	13,645	484,398
Old National Bancorp	38,273	545,773
Old Second Bancorp Inc †	7,748	90,032
Omega Healthcare Investors Inc REIT	38,990	649,184
One Liberty Properties Inc REIT	5,500	89,705
optionsXpress Holdings Inc †	23,807	531,848
Oriental Financial Group Inc	14,428	205,743
Oritani Financial Corp * †	6,240	99,840
Pacific Capital Bancorp †	25,921	357,191
Pacific Continental Corp	5,500	60,445
PacWest Bancorp †	13,791	205,210
Park National Corp †	6,211	334,773
Parkway Properties Inc REIT	8,650	291,764
Patriot Capital Funding Inc	10,893	68,083
Peapack-Gladstone Financial Corp	4,400	96,668
PennantPark Investment Corp	10,256	73,946
Pennsylvania Commerce Bancorp Inc *	3,500	84,175
Pennsylvania REIT †	20,485	474,023
Penson Worldwide Inc * †	10,295	123,025
Peoples Bancorp Inc	5,396	102,416
PICO Holdings Inc * †	8,919	387,531
Pinnacle Financial Partners Inc * †	12,721	255,565
Piper Jaffray Cos * †	9,775	286,701
Platinum Underwriters Holdings Ltd (Bermuda)	27,997	912,982
PMA Capital Corp ‘A’ *	17,939	165,218
Portfolio Recovery Associates Inc * †	8,550	320,625
Post Properties Inc REIT	24,586	731,434
Potlatch Corp REIT †	22,017	993,407
PremierWest Bancorp	12,800	74,752
Presidential Life Corp †	11,180	172,396
Primus Guaranty Ltd * † (Bermuda)	15,297	44,514
PrivateBancorp Inc †	10,579	321,390
ProAssurance Corp * †	18,101	870,839
Procentury Corp	7,200	114,048
Prospect Capital Corp †	12,958	170,786
Prosperity Bancshares Inc †	22,722	607,359
Provident Bankshares Corp †	18,639	118,917
Provident Financial Services Inc	32,305	452,593
Provident New York Bancorp	22,583	249,768
PS Business Parks Inc REIT †	8,162	421,159
Pzena Investment Management Inc ‘A’ †	3,421	43,652
Quanta Capital Holdings Ltd (Bermuda)	37,200	98,208
Radian Group Inc	50,200	72,790
RAIT Financial Trust REIT †	34,875	258,772
Ramco-Gershenson Properties Trust REIT †	9,532	195,787
Realty Income Corp REIT †	57,023	1,297,843
Redwood Trust Inc REIT †	18,848	429,546
Renasant Corp	10,865	160,041
Republic Bancorp Inc KY ‘A’	4,862	119,605
Resource America Inc ‘A’ †	6,775	63,143
Resource Capital Corp REIT †	11,297	81,451
Riskmetrics Group Inc * †	11,008	216,197
RLI Corp †	10,490	518,940

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Rockville Financial Inc †	4,559	$57,261
Roma Financial Corp	4,905	64,256
S&T Bancorp Inc †	13,723	398,790
S.Y. Bancorp Inc †	8,379	178,975
Safety Insurance Group Inc †	9,123	325,235
Sanders Morris Harris Group Inc	9,535	64,647
Sandy Spring Bancorp Inc	9,272	153,730
Santander BanCorp	2,249	23,862
Saul Centers Inc REIT	5,498	258,351
SCBT Financial Corp †	5,212	148,855
SCPIE Holdings Inc *	4,600	128,754
SeaBright Insurance Holdings Inc *	11,269	163,175
Seacoast Banking Corp of Florida †	8,610	66,814
Selective Insurance Group Inc	30,041	563,569
Senior Housing Properties Trust REIT †	54,282	1,060,127
Shore Bancshares Inc	5,400	101,088
Sierra Bancorp †	3,889	64,168
Signature Bank * †	17,321	446,189
Simmons First National Corp ‘A’ †	7,247	202,699
Smithtown Bancorp Inc	6,400	104,000
Southside Bancshares Inc †	6,172	113,812
Southwest Bancorp Inc	7,430	85,445
Sovran Self Storage Inc REIT	12,109	503,250
State Auto Financial Corp	7,403	177,154
State Bancorp Inc	7,600	95,000
StellarOne Corp	12,300	179,580
Sterling Bancorp	10,475	125,176
Sterling Bancshares Inc	41,171	374,244
Sterling Financial Corp WA	28,298	117,154
Stewart Information Services Corp	9,623	186,109
Stifel Financial Corp *	13,605	467,876
Strategic Hotels & Resorts Inc REIT †	38,841	363,940
Stratus Properties Inc *	2,539	44,153
Suffolk Bancorp	5,353	157,271
Sun Bancorp Inc *	8,169	82,915
Sun Communities Inc REIT	9,212	167,935
Sunstone Hotel Investors Inc REIT †	33,926	563,172
Susquehanna Bancshares Inc †	49,561	678,490
SVB Financial Group * †	17,348	834,612
SWS Group Inc †	14,250	236,692
Tanger Factory Outlet Centers Inc REIT	18,248	655,651
Tejon Ranch Co * †	5,771	208,102
Texas Capital Bancshares Inc * †	13,417	214,672
The Colonial BancGroup Inc	116,079	513,069
The First Marblehead Corp	42,000	107,940
The Phoenix Cos Inc †	65,930	501,727
The PMI Group Inc	49,000	95,550
The South Financial Group Inc †	40,938	160,477
Thomas Properties Group Inc	12,181	119,861
Thomas Weisel Partners Group Inc *	10,964	59,973
Tompkins Financial Corp †	3,372	125,438
Tower Group Inc †	11,328	240,040
TowneBank	11,300	170,178
TradeStation Group Inc * †	19,062	193,479
Trico Bancshares	7,193	78,763
Trustco Bank Corp NY †	41,533	308,175
Trustmark Corp	28,805	508,408
U.S. Global Investors Inc ‘A’	6,360	106,530
UCBH Holdings Inc †	54,348	122,283
UMB Financial Corp †	17,384	891,278
Umpqua Holdings Corp †	33,822	410,261
Union Bankshares Corp †	6,848	101,967
United America Indemnity Ltd ‘A’ * (Cayman)	11,396	152,365
United Bankshares Inc †	21,260	487,917
United Capital Corp *	700	13,440
United Community Banks Inc †	21,320	181,860
United Community Financial Corp †	13,758	51,592
United Financial Bancorp Inc	11,400	127,338
United Fire & Casualty Co	12,635	340,261
United Security Bancshares †	4,195	60,995
Universal Health Realty Income Trust REIT	6,151	184,530
Univest Corp of Pennsylvania †	6,657	132,208
Urstadt Biddle Properties Inc ‘A’ REIT †	10,845	158,988
U-Store-It Trust REIT †	29,165	348,522
Validus Holdings Ltd (Bermuda)	35,909	763,066
ViewPoint Financial Group	5,953	87,628
W Holding Co Inc †	59,136	47,309
Washington REIT	28,207	847,620
Washington Trust Bancorp Inc †	6,458	127,223
Wauwatosa Holdings Inc * †	3,924	41,673
WesBanco Inc	15,837	271,605
West Bancorp Inc	11,600	100,920
West Coast Bancorp †	8,851	76,738
Westamerica Bancorp †	16,316	858,058
Western Alliance Bancorp * †	8,502	65,976
Westfield Financial Inc †	19,606	177,434
Westwood Holdings Group Inc	2,900	115,420
Wilshire Bancorp Inc †	9,040	77,473
Winthrop Realty Trust REIT	25,945	93,402
Wintrust Financial Corp	13,286	316,871
World Acceptance Corp *	9,486	319,394
WSFS Financial Corp	3,525	157,215
Yadkin Valley Financial Corp	7,600	90,820
Zenith National Insurance Corp †	20,803	731,433

		107,208,791

Health Care - 12.67%

Abaxis Inc * †	12,520	302,108
ABIOMED Inc * †	17,725	314,619
ACADIA Pharmaceuticals Inc * †	15,889	58,630
Accelrys Inc *	17,100	82,593
Accuray Inc * †	21,542	157,041
Acorda Therapeutics Inc *	18,698	613,855
Acura Pharmaceuticals Inc *	3,900	31,005
Adolor Corp *	27,800	152,344
Affymax Inc * †	6,486	103,192
Affymetrix Inc *	39,994	411,538
Air Methods Corp *	6,053	151,325
Akorn Inc * †	28,242	93,481
Albany Molecular Research Inc * †	13,223	175,469
Alexion Pharmaceuticals Inc * †	21,581	1,564,622
Alexza Pharmaceuticals Inc *	10,411	41,019
Align Technology Inc * † ‡	34,860	365,681
Alkermes Inc *	53,783	664,758
Alliance Imaging Inc * †	13,088	113,473
Allos Therapeutics Inc * †	28,829	199,208
Allscripts Healthcare Solutions Inc * †	32,896	408,239
Almost Family Inc *	3,900	103,740
Alnylam Pharmaceuticals Inc * †	20,055	536,070
Alpharma Inc ‘A’ * †	25,540	575,416
Alphatec Holdings Inc *	12,600	51,408
AMAG Pharmaceuticals Inc *	9,590	327,019
Amedisys Inc * †	15,114	762,064
American Medical Systems Holdings Inc * †	40,964	612,412
AMERIGROUP Corp * †	30,766	639,933
Amicus Therapeutics Inc * †	2,666	28,473
AMN Healthcare Services Inc *	19,095	323,087
AmSurg Corp *	18,372	447,358
Analogic Corp †	7,691	485,071
AngioDynamics Inc * †	14,366	195,665
Applera Corp-Celera Group *	44,447	504,918
Apria Healthcare Group Inc *	24,689	478,720
Ardea Biosciences Inc *	5,600	71,792
Arena Pharmaceuticals Inc * †	41,623	216,023
ARIAD Pharmaceuticals Inc *	39,130	93,912
ArQule Inc *	22,073	71,737
Array BioPharma Inc * †	26,211	123,192
ArthroCare Corp * †	15,010	612,558

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Assisted Living Concepts Inc ‘A’ *	28,814	$158,477
athenahealth Inc * †	11,355	349,280
Atrion Corp	800	76,656
Auxilium Pharmaceuticals Inc * †	22,938	771,176
Avant Immunotherapeutics Inc *	9,100	132,496
Bentley Pharmaceuticals Inc *	10,827	174,856
Biodel Inc * †	5,621	73,073
BioForm Medical Inc * †	12,997	52,508
BioMimetic Therapeutics Inc *	6,201	73,916
Bio-Rad Laboratories Inc ‘A’ *	10,583	856,059
Bio-Reference Laboratories Inc * †	6,192	138,144
BMP Sunstone Corp * †	13,066	74,476
Bruker Corp * †	29,029	373,023
Cadence Pharmaceuticals Inc * †	10,920	66,503
Caliper Life Sciences Inc *	30,500	78,995
Cambrex Corp * †	16,307	95,722
Cantel Medical Corp *	6,208	62,825
Capital Senior Living Corp * †	11,917	89,854
Caraco Pharmaceutical Laboratories Ltd *	5,446	71,887
Cardiac Science Corp *	10,100	82,820
CardioNet Inc *	2,300	61,249
Cell Genesys Inc * †	47,342	123,089
Centene Corp *	24,473	410,902
Cepheid Inc * †	32,061	901,555
Chemed Corp †	13,368	489,402
China Sky One Medical Inc *	3,800	42,294
Chindex International Inc *	6,900	101,223
Clinical Data Inc *	5,400	77,058
Columbia Laboratories Inc *	29,200	96,360
Computer Programs & Systems Inc	5,257	91,104
Conceptus Inc *	17,584	325,128
CONMED Corp *	16,111	427,747
CorVel Corp *	4,406	149,231
Cougar Biotechnology Inc *	8,100	193,023
Cross Country Healthcare Inc *	17,648	254,308
CryoLife Inc *	16,531	189,115
Cubist Pharmaceuticals Inc *	32,488	580,236
CV Therapeutics Inc * †	34,156	281,104
Cyberonics Inc *	13,372	290,172
Cynosure Inc ‘A’ *	4,520	89,586
Cypress Bioscience Inc *	21,178	152,270
Cytokinetics Inc * †	17,652	65,489
Cytori Therapeutics Inc *	12,700	82,296
Datascope Corp	7,693	361,571
Dendreon Corp * †	52,514	233,687
Depomed Inc *	29,900	95,979
DexCom Inc *	13,900	83,956
Dionex Corp * †	10,359	687,527
Discovery Laboratories Inc * †	54,449	89,841
DURECT Corp * †	41,590	152,635
Dyax Corp *	29,400	91,140
Eclipsys Corp * †	30,233	555,078
Emergency Medical Services Corp ‘A’ * †	5,265	119,147
Emergent BioSolutions Inc *	8,594	85,338
Emeritus Corp * †	10,765	157,384
Enzo Biochem Inc * †	16,425	184,288
Enzon Pharmaceuticals Inc * †	25,204	179,452
eResearchTechnology Inc * †	24,891	434,099
ev3 Inc * †	38,958	369,322
Exactech Inc *	4,500	115,695
Exelixis Inc *	59,191	295,955
Five Star Quality Care Inc *	19,700	93,181
Genomic Health Inc * †	7,005	134,146
Genoptix Inc *	5,039	158,980
Gentiva Health Services Inc * †	15,164	288,874
Geron Corp *	43,823	151,189
Greatbatch Inc *	12,854	222,374
GTx Inc * †	9,343	134,072
Haemonetics Corp * †	14,516	805,057
Halozyme Therapeutics Inc *	34,231	184,163
Hanger Orthopedic Group Inc *	13,600	224,264
Hansen Medical Inc * †	10,160	169,875
HealthExtras Inc * †	18,360	553,370
HealthSouth Corp * †	44,189	734,863
Healthspring Inc * †	27,431	463,035
Healthways Inc *	20,083	594,457
HMS Holdings Corp *	14,574	312,904
Human Genome Sciences Inc *	78,078	406,786
ICU Medical Inc *	7,126	163,043
Idenix Pharmaceuticals Inc *	14,065	102,253
Idera Pharmaceuticals Inc *	11,100	162,171
I-Flow Corp *	10,523	106,808
Immucor Inc * †	39,134	1,012,788
ImmunoGen Inc *	27,500	84,150
Immunomedics Inc * †	30,484	64,931
Incyte Corp *	38,287	291,364
Indevus Pharmaceuticals Inc * †	33,971	53,334
Inspire Pharmaceuticals Inc *	26,000	111,280
Insulet Corp * †	10,921	171,787
Integra LifeSciences Holdings Corp * †	10,035	446,357
InterMune Inc * †	18,544	243,297
Invacare Corp †	18,763	383,516
inVentiv Health Inc *	19,066	529,844
IPC The Hospitalist Co Inc *	3,032	57,062
IRIS International Inc *	11,000	172,150
Isis Pharmaceuticals Inc * †	50,777	692,091
Javelin Pharmaceuticals Inc * †	22,108	51,291
Jazz Pharmaceuticals Inc * †	3,674	27,224
Kendle International Inc * †	7,312	265,645
Kensey Nash Corp * †	4,318	138,392
Kindred Healthcare Inc *	15,632	449,576
KV Pharmaceutical Co ‘A’ * †	18,541	358,398
Landauer Inc †	5,015	282,044
Lexicon Pharmaceuticals Inc *	41,900	67,040
LHC Group Inc *	8,041	186,953
Life Sciences Research Inc *	4,200	118,608
Ligand Pharmaceuticals Inc ‘B’ *	43,668	113,537
Luminex Corp * †	21,279	437,283
Magellan Health Services Inc *	23,260	861,318
MannKind Corp * †	28,973	86,919
MAP Pharmaceuticals Inc *	3,051	31,517
Marshall Edwards Inc *	7,800	20,046
Martek Biosciences Corp * †	18,844	635,231
Masimo Corp * †	25,730	883,825
Maxygen Inc *	12,512	42,416
Medarex Inc *	71,009	469,369
MedAssets Inc *	7,476	127,466
MedCath Corp * †	9,571	172,087
Medical Action Industries Inc *	7,138	74,021
Medicis Pharmaceutical Corp ‘A’ †	32,346	672,150
Medivation Inc * †	15,146	179,177
Mentor Corp †	19,441	540,849
Meridian Bioscience Inc †	22,375	602,335
Merit Medical Systems Inc * †	14,146	207,946
Metabolix Inc * †	11,609	113,768
Micrus Endovascular Corp * †	8,497	119,128
MiddleBrook Pharmaceuticals Inc *	23,000	77,740
Molecular Insight Pharmaceuticals Inc * †	9,600	52,896
Molina Healthcare Inc *	8,207	199,758
Momenta Pharmaceuticals Inc * †	12,260	150,798
MWI Veterinary Supply Inc *	6,169	204,256
Myriad Genetics Inc * †	24,983	1,137,226
Nabi Biopharmaceuticals * †	29,613	116,675
Nanosphere Inc *	6,442	50,634
National Healthcare Corp †	4,682	214,576
National Research Corp	700	18,529
Natus Medical Inc * †	16,083	336,778
Nektar Therapeutics *	52,031	174,304

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Neogen Corp *	7,900	$180,831
Neurocrine Biosciences Inc * †	21,588	90,454
Nighthawk Radiology Holdings Inc *	12,013	85,052
Novavax Inc *	33,500	83,415
Noven Pharmaceuticals Inc * †	13,941	149,029
NPS Pharmaceuticals Inc *	28,900	128,605
NuVasive Inc * †	20,007	893,513
NxStage Medical Inc * †	10,662	40,942
Obagi Medical Products Inc *	11,041	94,401
Odyssey HealthCare Inc * †	18,727	182,401
Omnicell Inc *	18,551	244,502
Omrix Biopharmaceuticals Inc *	8,027	126,345
Onyx Pharmaceuticals Inc * †	31,262	1,112,927
Opko Health Inc *	22,800	34,656
Optimer Pharmaceuticals Inc *	14,900	120,839
OraSure Technologies Inc * †	26,388	98,691
Orexigen Therapeutics Inc * †	12,524	98,814
Orthofix International NV * (Netherlands)	9,585	277,486
Orthovita Inc *	42,400	86,920
OSI Pharmaceuticals Inc * †	32,478	1,341,991
Osiris Therapeutics Inc * †	7,549	97,005
Owens & Minor Inc †	23,178	1,059,003
Pain Therapeutics Inc * †	19,861	156,902
Palomar Medical Technologies Inc *	10,304	102,834
Par Pharmaceutical Cos Inc *	19,451	315,690
PAREXEL International Corp * †	31,850	837,974
PDL BioPharma Inc	68,100	723,222
PharmaNet Development Group Inc *	10,873	171,467
Pharmasset Inc *	9,300	175,584
PharMerica Corp *	17,573	396,974
Phase Forward Inc *	23,695	425,799
POZEN Inc * †	13,968	151,972
Progenics Pharmaceuticals Inc * †	15,002	238,082
Protalix BioTherapeutics Inc *	2,365	6,409
PSS World Medical Inc * †	34,848	568,022
Psychiatric Solutions Inc * †	31,050	1,174,932
Questcor Pharmaceuticals Inc *	29,000	134,560
Quidel Corp *	15,424	254,804
RadNet Inc *	13,400	83,080
Regeneron Pharmaceuticals Inc * †	33,451	483,032
RehabCare Group Inc *	10,162	162,897
Repligen Corp *	19,600	92,512
Res-Care Inc * †	13,996	248,849
Rexahn Pharmaceuticals Inc *	14,600	47,304
Rigel Pharmaceuticals Inc * †	20,587	466,501
RTI Biologics Inc * †	30,732	268,905
Salix Pharmaceuticals Ltd *	26,894	189,065
Sangamo Biosciences Inc *	21,700	215,915
Savient Pharmaceuticals Inc * †	30,540	772,662
Sciele Pharma Inc * †	19,688	380,963
Seattle Genetics Inc *	33,389	282,471
Sequenom Inc *	26,300	419,748
Sirona Dental Systems Inc * †	9,491	246,007
Skilled Healthcare Group Inc ‘A’ *	9,889	132,710
Somanetics Corp *	7,700	163,240
SonoSite Inc * †	9,414	263,686
Spectranetics Corp *	17,476	172,313
Stereotaxis Inc * †	13,417	71,915
STERIS Corp	33,230	955,695
Sucampo Pharmaceuticals Inc ‘A’ *	6,200	66,526
Sun Healthcare Group Inc *	24,228	324,413
Sunrise Senior Living Inc *	25,235	567,283
SurModics Inc * †	8,685	389,435
Symmetry Medical Inc * †	20,005	324,481
Synovis Life Technologies Inc *	7,600	143,108
Synta Pharmaceuticals Corp * †	10,968	66,905
Targacept Inc *	9,300	67,611
Tercica Inc *	10,407	91,894
The Ensign Group Inc	5,600	64,400
The Medicines Co *	29,834	591,310
The Providence Service Corp * †	6,738	142,239
The TriZetto Group Inc *	24,276	519,021
Theravance Inc *	29,900	354,913
Third Wave Technologies Inc *	24,200	270,072
Thoratec Corp * †	30,692	533,734
TomoTherapy Inc * †	24,426	218,124
TranS1 Inc * †	7,639	115,120
Triple-S Management Corp ‘B’ *	7,973	130,359
U.S. Physical Therapy Inc *	7,500	123,075
United Therapeutics Corp *	12,608	1,232,432
Universal American Corp * †	22,825	233,272
Valeant Pharmaceuticals International * †	39,701	679,284
Varian Inc * †	16,629	849,077
ViroPharma Inc * †	39,403	435,797
Virtual Radiologic Corp * †	2,480	32,860
Vision-Sciences Inc *	8,100	30,375
Vital Images Inc * †	9,555	118,864
Vital Signs Inc	4,557	258,746
Vivus Inc * †	32,338	216,018
VNUS Medical Technologies Inc *	7,900	158,079
Volcano Corp *	26,098	318,396
West Pharmaceutical Services Inc †	18,025	780,122
Wright Medical Group Inc * †	20,676	587,405
XenoPort Inc * †	13,954	544,625
XOMA Ltd * (Bermuda)	74,455	125,829
ZOLL Medical Corp * †	12,060	406,060
ZymoGenetics Inc * †	21,050	177,241

		79,304,118

Industrials - 15.38%

3D Systems Corp * †	9,029	85,776
A.O. Smith Corp	11,254	369,469
AAON Inc †	7,099	136,727
AAR Corp * †	22,431	303,491
ABM Industries Inc ‡	25,222	561,190
ACCO Brands Corp * †	28,282	317,607
Accuride Corp * †	21,883	93,003
Aceto Corp	15,400	117,656
Actuant Corp ‘A’ †	31,420	985,017
Acuity Brands Inc †	22,744	1,093,532
Administaff Inc †	12,086	337,079
Advanced Battery Technologies Inc *	25,300	145,981
Aerovironment Inc *	6,411	174,251
Aircastle Ltd (Bermuda)	27,500	231,275
AirTran Holdings Inc * †	56,936	116,149
Akeena Solar Inc *	13,500	75,870
Alamo Group Inc	4,000	82,360
Alaska Air Group Inc *	20,519	314,761
Albany International Corp ‘A’	16,545	479,805
Allegiant Travel Co *	8,208	152,587
Altra Holdings Inc *	15,585	261,984
AMERCO Inc *	5,134	244,789
American Commercial Lines Inc *	20,823	227,595
American Ecology Corp	8,320	245,690
American Railcar Industries Inc †	5,023	84,286
American Reprographics Co * †	20,162	335,697
American Science & Engineering Inc †	5,108	263,215
American Superconductor Corp * †	23,528	843,479
American Woodmark Corp †	5,981	126,379
Ameron International Corp †	5,173	620,657
Ampco-Pittsburgh Corp †	4,910	218,397
Amrep Corp †	804	38,262
Angelica Corp	3,900	82,953
Apogee Enterprises Inc †	16,269	262,907
Applied Industrial Technologies Inc †	23,794	575,101
Applied Signal Technology Inc	7,900	107,914
Argon ST Inc * †	7,276	180,445
Arkansas Best Corp †	13,068	478,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Ascent Solar Technologies Inc *	5,100	$52,785
Astec Industries Inc * †	9,650	310,151
Atlas Air Worldwide Holdings Inc * †	7,345	363,284
Axsys Technologies Inc *	5,200	270,608
AZZ Inc *	6,378	254,482
Badger Meter Inc	8,099	409,242
Baldor Electric Co	25,777	901,679
Barnes Group Inc †	26,637	615,048
Beacon Power Corp *	55,500	115,440
Beacon Roofing Supply Inc * †	24,908	264,274
Belden Inc † ‡	24,607	833,685
Blount International Inc *	21,523	249,882
Bowne & Co Inc †	15,151	193,175
Brady Corp ‘A’ †	28,054	968,705
Briggs & Stratton Corp †	26,870	340,712
Builders FirstSource Inc * †	7,841	41,636
CAI International Inc *	3,800	66,120
Capstone Turbine Corp *	84,300	353,217
Cascade Corp †	5,351	226,454
Casella Waste Systems Inc ‘A’ *	12,662	154,350
CBIZ Inc * †	24,944	198,305
CDI Corp †	7,522	191,360
Celadon Group Inc * †	12,308	122,957
Cenveo Inc *	27,539	269,056
Ceradyne Inc *	14,850	509,355
Chart Industries Inc *	15,783	767,685
China Architectural Engineering Inc *	11,700	114,309
China BAK Battery Inc *	19,200	90,432
China Direct Inc *	5,100	37,434
China Fire & Security Group Inc *	7,100	57,155
China Security & Surveillance Technology Inc *	14,700	198,156
CIRCOR International Inc †	9,795	479,857
CLARCOR Inc †	28,405	997,016
Clean Harbors Inc * † ‡	11,105	789,121
Coleman Cable Inc *	4,305	44,428
Colfax Corp *	12,600	316,134
Columbus McKinnon Corp * †	10,460	251,877
Comfort Systems USA Inc	22,608	303,852
Commercial Vehicle Group Inc * †	10,975	102,616
COMSYS IT Partners Inc * †	8,194	74,729
Consolidated Graphics Inc *	5,866	289,018
Cornell Cos Inc * †	5,552	133,859
CoStar Group Inc * †	11,246	499,885
Courier Corp	5,342	107,267
CRA International Inc *	6,237	225,468
Cubic Corp	7,977	177,728
Curtiss-Wright Corp †	25,021	1,119,440
Deluxe Corp †	29,723	529,664
Dollar Thrifty Automotive Group Inc *	12,212	115,403
Ducommun Inc *	6,400	146,944
Duff & Phelps Corp ‘A’ *	4,838	80,117
Dynamex Inc *	5,140	137,803
Dynamic Materials Corp	7,105	234,110
DynCorp International Inc ‘A’ * †	12,807	194,026
Eagle Bulk Shipping Inc	26,770	791,589
Electro Rent Corp	12,386	155,320
EMCOR Group Inc * †	38,016	1,084,596
Encore Wire Corp	10,679	226,288
Ener1 Inc *	19,300	143,206
Energy Conversion Devices Inc * † ‡	22,714	1,672,659
EnergySolutions Inc	18,397	411,173
EnerNOC Inc * †	6,002	107,736
EnerSys * †	15,875	543,401
Ennis Inc †	13,424	210,086
EnPro Industries Inc * †	11,506	429,634
ESCO Technologies Inc * †	14,609	685,454
Esterline Technologies Corp * †	16,403	808,012
Evergreen Solar Inc * †	60,420	585,470
Exponent Inc * †	8,311	261,049
Federal Signal Corp †	26,990	323,880
First Advantage Corp ‘A’ *	6,511	103,199
Flanders Corp *	8,100	49,005
Flow International Corp *	19,116	149,105
Force Protection Inc * †	38,416	127,157
Forward Air Corp †	16,375	566,575
Franklin Electric Co Inc †	12,699	492,467
FreightCar America Inc	6,786	240,903
Fuel Tech Inc * †	9,982	175,883
FuelCell Energy Inc * †	39,985	283,894
Furmanite Corp *	19,700	157,206
Fushi Copperweld Inc *	8,500	201,705
G&K Services Inc ‘A’ †	11,132	339,081
Gehl Co *	5,473	80,946
Genco Shipping & Trading Ltd †	12,708	828,562
GenCorp Inc *	32,079	229,686
Genesee & Wyoming Inc ‘A’ * †	16,628	565,685
GeoEye Inc * †	10,180	180,288
Gibraltar Industries Inc †	15,729	251,192
GrafTech International Ltd * †	58,091	1,558,582
Graham Corp	2,900	214,919
Granite Construction Inc †	18,284	576,495
Great Lakes Dredge & Dock Corp	23,728	144,978
Griffon Corp * †	15,299	134,019
H&E Equipment Services Inc * †	9,126	109,695
Harbin Electic Inc *	3,100	44,051
Hawaiian Holdings Inc *	21,400	148,730
Healthcare Services Group Inc †	24,134	367,071
Heartland Express Inc †	31,436	468,711
HEICO Corp †	12,712	413,648
Heidrick & Struggles International Inc	9,830	271,701
Herley Industries Inc *	8,300	110,224
Herman Miller Inc †	32,239	802,429
Hexcel Corp *	53,680	1,036,024
Hill International Inc *	12,800	210,432
HNI Corp	25,700	453,862
Horizon Lines Inc ‘A’ †	16,835	167,508
Houston Wire & Cable Co	10,538	209,706
Hub Group Inc ‘A’ * †	20,791	709,597
Hudson Highland Group Inc *	12,942	135,503
Hurco Cos Inc * †	3,064	94,647
Huron Consulting Group Inc *	11,065	501,687
ICF International Inc *	4,400	73,128
ICT Group Inc * †	4,157	34,087
II-VI Inc *	13,556	473,376
IKON Office Solutions Inc	45,597	514,334
InnerWorkings Inc * †	18,755	224,310
Insituform Technologies Inc ‘A’ *	15,592	237,466
Insteel Industries Inc	9,878	180,866
Integrated Electrical Services Inc * †	4,864	83,661
Interface Inc ‘A’ †	29,967	375,487
Interline Brands Inc *	18,993	302,558
International Shipholding Corp *	3,900	91,416
JetBlue Airways Corp *	97,494	363,653
Kadant Inc *	7,148	161,545
Kaman Corp †	14,689	334,322
Kaydon Corp †	15,609	802,459
Kelly Services Inc ‘A’	15,450	298,648
Kenexa Corp *	12,865	242,377
Key Technology Inc *	3,500	111,335
Kforce Inc * †	16,617	141,078
Kimball International Inc ‘B’	19,493	161,402
Knight Transportation Inc †	31,845	582,764
Knoll Inc †	25,487	309,667
Korn/Ferry International * †	24,840	390,733
K-Tron International Inc *	1,300	168,480
LaBarge Inc *	6,400	83,200
Ladish Co Inc *	8,242	169,703
Lawson Products Inc †	2,346	58,134

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Layne Christensen Co * †	10,677	$467,546
LB Foster Co ‘A’ * †	6,222	206,570
Learning Tree International Inc *	5,600	95,760
LECG Corp *	14,354	125,454
Lindsay Corp †	6,769	575,162
LMI Aerospace Inc *	5,400	94,878
LSI Industries Inc	10,316	83,766
Lydall Inc *	10,100	126,755
M&F Worldwide Corp *	7,521	295,651
Marten Transport Ltd *	7,841	125,221
McGrath RentCorp †	12,924	317,801
Medis Technologies Ltd * †	13,633	45,943
Metalico Inc *	14,200	248,784
Met-Pro Corp	9,400	125,490
Michael Baker Corp *	3,704	81,044
Microvision Inc *	35,200	96,800
Mine Safety Appliances Co †	17,329	692,987
Mobile Mini Inc * †	19,518	390,360
Moog Inc ‘A’ * †	23,835	887,615
Mueller Industries Inc	20,903	673,077
Mueller Water Products Inc ‘A’ †	66,173	534,016
Multi-Color Corp	4,180	87,738
NACCO Industries Inc ‘A’ †	2,985	221,935
Navigant Consulting Inc *	27,754	542,868
NCI Building Systems Inc * †	11,144	409,319
NN Inc	9,800	136,612
Nordson Corp †	18,879	1,376,090
Northwest Pipe Co *	4,983	278,051
Odyssey Marine Exploration Inc * †	22,684	89,829
Old Dominion Freight Line Inc * †	15,624	469,032
Omega Flex Inc	1,400	21,280
On Assignment Inc *	19,424	155,780
Orbital Sciences Corp *	32,939	776,043
Orion Energy Systems Inc * †	4,517	45,170
Orion Marine Group Inc *	12,900	182,277
Pacer International Inc	19,529	420,069
Park-Ohio Holdings Corp *	4,213	62,184
Patriot Transportation Holding Inc * †	827	66,160
Peerless Manufacturing Co *	3,500	164,045
PeopleSupport Inc *	12,158	103,343
Perini Corp * †	15,591	515,283
PHH Corp *	31,248	479,657
Pike Electric Corp *	9,114	151,384
Plug Power Inc *	49,100	115,385
Polypore International Inc *	7,892	199,904
Powell Industries Inc * †	4,333	218,427
Power-One Inc * †	42,015	79,408
PowerSecure International Inc *	11,000	79,860
Preformed Line Products Co	1,271	51,234
PRG-Schultz International Inc *	9,500	89,395
Protection One Inc * †	3,350	28,140
Quanex Building Products Corp	20,930	311,020
Raven Industries Inc	9,010	295,348
RBC Bearings Inc *	12,294	409,636
Regal-Beloit Corp †	18,094	764,472
Republic Airways Holdings Inc *	17,997	155,854
Resources Connection Inc †	26,146	532,071
Robbins & Myers Inc †	15,745	785,203
Rollins Inc †	23,393	346,684
RSC Holdings Inc * †	26,188	242,501
Rush Enterprises Inc ‘A’ * †	18,927	227,313
Saia Inc * †	7,655	83,593
Schawk Inc	7,551	90,536
School Specialty Inc *	11,165	331,935
Simpson Manufacturing Co Inc †	20,722	491,940
SkyWest Inc	32,833	415,337
Spherion Corp *	31,129	143,816
Standard Parking Corp * †	4,790	87,178
Standex International Corp	7,077	146,777
Stanley Inc *	4,502	150,907
Sterling Construction Co Inc *	7,000	139,020
Sun Hydraulics Corp †	6,021	194,298
Superior Essex Inc * †	11,176	498,785
TAL International Group Inc	8,228	187,105
Taser International Inc * †	35,244	175,868
TBS International Ltd ‘A’ * (Bermuda)	6,191	247,330
Team Inc *	10,723	368,013
Tecumseh Products Co ‘A’ *	9,534	312,525
Teledyne Technologies Inc * †	19,833	967,652
TeleTech Holdings Inc *	22,040	439,918
Tennant Co	9,337	280,764
Tetra Tech Inc * †	33,002	746,505
Textainer Group Holdings Ltd (Bermuda)	5,041	98,451
The Advisory Board Co *	9,866	388,030
The Geo Group Inc *	29,166	656,235
The Gorman-Rupp Co †	7,459	297,167
The Greenbrier Cos Inc †	9,200	186,760
The Middleby Corp * †	9,818	431,108
The Standard Register Co †	9,423	88,859
Thermadyne Holdings Corp *	7,600	112,404
Titan International Inc †	15,254	543,347
Titan Machinery Inc * †	3,545	111,029
TransDigm Group Inc *	18,569	623,733
Tredegar Corp	13,568	199,450
Trex Co Inc * †	8,532	100,080
Trimas Corp *	7,233	43,326
Triumph Group Inc †	9,549	449,758
TrueBlue Inc *	22,042	291,171
TurboChef Technologies Inc *	10,087	48,216
Twin Disc Inc	4,886	102,264
UAL Corp	72,400	377,928
Ultralife Corp *	7,900	84,451
Ultrapetrol Bahamas Ltd * (Bahamas)	14,805	186,691
United Stationers Inc * †	13,592	502,224
Universal Forest Products Inc	9,362	280,486
Universal Truckload Services Inc *	3,042	66,985
US Airways Group Inc *	56,000	140,000
Valence Technology Inc *	26,800	118,724
Viad Corp †	11,210	289,106
Vicor Corp †	9,978	99,580
Volt Information Sciences Inc * †	7,111	84,692
VSE Corp	2,600	71,500
Wabash National Corp †	17,261	130,493
Waste Connections Inc * †	37,430	1,195,140
Waste Services Inc *	10,077	70,940
Watsco Inc †	13,043	545,197
Watson Wyatt Worldwide Inc ‘A’ †	23,936	1,265,975
Watts Water Technologies Inc ‘A’	16,474	410,203
Werner Enterprises Inc	25,159	467,454
Westinghouse Air Brake Technologies Corp †	27,080	1,316,630
Woodward Governor Co †	32,853	1,171,538
Xerium Technologies Inc	11,711	46,961
YRC Worldwide Inc *	32,800	487,736

		96,238,651

Information Technology - 16.81%

3Com Corp * †	224,332	475,584
3PAR Inc * †	16,449	128,960
ACI Worldwide Inc * †	19,317	339,786
Acme Packet Inc *	16,531	128,281
Actel Corp *	14,362	242,000
Actuate Corp * †	33,664	131,626
Acxiom Corp	33,900	389,511
Adaptec Inc * †	65,708	210,266
ADTRAN Inc †	32,020	763,357
Advanced Analogic Technologies Inc *	27,773	114,702
Advanced Energy Industries Inc *	19,174	262,684

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Advent Software Inc * †	9,502	$342,832
Agilysys Inc †	13,169	149,336
Airvana Inc *	12,300	65,928
American Software Inc ‘A’	14,500	81,780
Amkor Technology Inc *	60,759	632,501
ANADIGICS Inc * †	35,199	346,710
Anaren Inc *	8,448	89,295
Anixter International Inc * †	16,844	1,002,050
Ansoft Corp *	8,425	306,670
Applied Micro Circuits Corp *	36,441	311,935
ArcSight Inc *	2,000	17,600
Ariba Inc * †	48,744	717,024
ARRIS Group Inc * †	70,084	592,213
Art Technology Group Inc * †	72,018	230,458
Aruba Networks Inc *	31,194	163,145
AsiaInfo Holdings Inc *	17,948	212,145
Asyst Technologies Inc *	27,956	99,803
Atheros Communications Inc *	33,364	1,000,920
ATMI Inc * †	18,664	521,099
AuthenTec Inc *	15,082	157,154
Avanex Corp * †	99,767	112,737
Avid Technology Inc * †	17,472	296,849
Avocent Corp *	25,241	469,483
Axcelis Technologies Inc * †	53,243	259,826
Bankrate Inc * †	7,373	288,063
BearingPoint Inc * †	118,103	96,844
Bel Fuse Inc ‘B’	6,097	150,657
Benchmark Electronics Inc *	37,662	615,397
Bidz.com Inc *	4,300	37,453
BigBand Networks Inc *	20,316	96,095
Black Box Corp †	9,904	269,290
Blackbaud Inc †	24,846	531,704
Blackboard Inc * †	17,423	666,081
Blue Coat Systems Inc * †	18,668	263,405
Bookham Inc *	61,700	104,273
Bottomline Technologies Inc DE * †	11,114	108,139
Brightpoint Inc * †	28,088	205,042
Brooks Automation Inc * †	35,732	295,504
Cabot Microelectronics Corp *	12,706	421,204
CACI International Inc ‘A’ * †	17,252	789,624
Callidus Software Inc *	18,800	94,000
Cass Information Systems Inc	3,566	114,219
Cavium Networks Inc * †	16,761	351,981
Ceva Inc *	12,500	99,625
Checkpoint Systems Inc *	22,328	466,209
China Information Security Technology Inc *	11,800	66,788
Chordiant Software Inc *	16,899	84,495
CIBER Inc *	30,150	187,232
Cirrus Logic Inc *	37,726	209,757
CMGI Inc *	27,591	292,465
CNET Networks Inc * †	81,471	936,102
Cogent Inc *	22,336	253,960
Cognex Corp †	23,594	543,842
Cogo Group Inc *	15,580	141,934
Coherent Inc *	13,100	391,559
Cohu Inc †	12,962	190,282
CommVault Systems Inc *	24,602	409,377
Compellent Technologies Inc *	8,689	99,924
comScore Inc *	10,569	230,616
Comtech Telecommunications Corp * †	13,877	679,973
Comverge Inc * †	13,076	182,802
Concur Technologies Inc *	24,264	806,293
Constant Contact Inc *	11,111	209,442
CPI International Inc * †	3,782	46,519
Cray Inc *	18,154	84,235
CSG Systems International Inc *	19,628	216,301
CTS Corp †	18,805	188,990
CyberSource Corp * †	38,471	643,620
Cymer Inc * †	17,538	471,421
Daktronics Inc †	19,005	383,331
Data Domain Inc *	18,343	427,942
DealerTrack Holdings Inc * †	24,655	347,882
Deltek Inc * †	4,814	36,490
DemandTec Inc *	10,300	77,353
Dice Holdings Inc * †	8,719	72,019
Digi International Inc *	14,154	111,109
Digimarc Corp *	10,900	154,344
Digital River Inc *	21,123	814,925
Diodes Inc * †	15,677	433,312
DivX Inc * †	13,014	95,523
Double-Take Software Inc *	10,403	142,937
DSP Group Inc * †	15,014	105,098
DTS Inc * †	9,930	311,008
Dycom Industries Inc *	22,542	327,310
Eagle Test Systems Inc * †	6,289	70,437
EarthLink Inc * †	62,809	543,298
Ebix Inc *	1,100	85,492
Echelon Corp * †	16,653	181,518
Electro Scientific Industries Inc * †	15,290	216,659
Electronics for Imaging Inc * †	29,935	437,051
Elixir Gaming Technologies Inc *	44,900	53,880
EMCORE Corp *	42,600	266,676
EMS Technologies Inc *	8,476	185,116
Emulex Corp *	46,982	547,340
Entegris Inc *	60,002	393,013
Entropic Communications Inc *	800	3,800
Entrust Inc *	37,700	110,838
Epicor Software Corp * †	33,406	230,835
EPIQ Systems Inc *	20,862	296,240
Euronet Worldwide Inc * †	27,218	459,984
Exar Corp * †	22,863	172,387
Excel Technology Inc * †	6,068	135,438
ExlService Holdings Inc *	8,492	119,143
Extreme Networks Inc * †	65,462	185,912
Fair Isaac Corp	27,100	562,867
FalconStor Software Inc * †	22,717	160,836
FARO Technologies Inc *	9,109	229,274
FEI Co * †	21,115	481,000
Finisar Corp *	181,422	215,892
FormFactor Inc * †	28,107	518,012
Forrester Research Inc * †	7,850	242,408
Foundry Networks Inc * †	81,635	964,926
Gartner Inc * †	33,611	696,420
Gerber Scientific Inc * †	11,859	134,955
Gevity HR Inc	13,942	75,008
Global Cash Access Holdings Inc *	21,011	144,135
Globecomm Systems Inc *	12,600	104,076
Greenfield Online Inc *	14,335	213,878
Guidance Software Inc *	6,200	59,210
Harmonic Inc *	53,960	513,160
Harris Stratex Networks Inc ‘A’ * †	12,957	122,962
Heartland Payment Systems Inc †	13,474	317,986
Hittite Microwave Corp * †	10,798	384,625
HSW International Inc * †	13,861	40,197
Hughes Communications Inc *	3,498	171,717
Hutchinson Technology Inc *	14,152	190,203
Hypercom Corp *	30,018	132,079
i2 Technologies Inc * †	8,739	108,626
ICx Technologies Inc *	6,800	49,640
iGate Corp *	11,204	91,089
Imation Corp	16,876	386,798
Immersion Corp *	16,661	113,461
Infinera Corp * †	51,460	453,877
infoGROUP Inc	16,678	73,216
Informatica Corp * †	49,390	742,826
InfoSpace Inc †	19,324	160,969
Insight Enterprises Inc * †	26,400	309,672
Integral Systems Inc	4,812	186,224

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Interactive Intelligence Inc *	7,383	$85,938
InterDigital Inc * †	25,562	621,668
Intermec Inc * †	34,383	724,794
Internap Network Services Corp *	28,397	132,898
Internet Brands Inc ‘A’ *	14,000	92,820
Internet Capital Group Inc * †	19,826	153,255
Intervoice Inc * †	20,627	117,574
Interwoven Inc * †	26,457	317,749
Intevac Inc *	12,175	137,334
IPG Photonics Corp *	10,452	196,602
Isilon Systems Inc * †	16,168	71,786
Ixia * †	22,478	156,222
IXYS Corp * †	12,552	149,871
j2 Global Communications Inc *	24,982	574,586
Jack Henry & Associates Inc †	42,084	910,698
JDA Software Group Inc * †	14,471	261,925
KEMET Corp * †	47,271	153,158
Keynote Systems Inc *	7,749	99,807
Kopin Corp *	42,200	121,114
Kulicke & Soffa Industries Inc * †	30,157	219,845
L-1 Identity Solutions Inc *	36,661	488,325
Lattice Semiconductor Corp * †	63,375	198,364
Lawson Software Inc *	70,101	509,634
Limelight Networks Inc * †	10,970	41,905
Liquidity Services Inc * †	9,044	104,277
Littelfuse Inc * †	12,203	385,005
LoopNet Inc * †	17,331	195,840
Loral Space & Communications Inc *	5,877	103,553
LTX Corp *	35,268	77,590
Macrovision Solutions Corp *	47,071	704,182
Magma Design Automation Inc * †	23,648	143,543
Manhattan Associates Inc * †	14,009	332,434
ManTech International Corp ‘A’ * †	11,417	549,386
Marchex Inc ‘B’	13,352	164,497
MasTec Inc *	22,375	238,518
Mattson Technology Inc * †	27,815	132,399
MAXIMUS Inc †	10,078	350,916
Maxwell Technologies Inc *	11,100	117,882
Measurement Specialties Inc *	7,318	128,724
Mentor Graphics Corp * †	50,648	800,238
MercadoLibre Inc *	14,152	488,102
Mercury Computer Systems Inc *	12,798	96,369
Methode Electronics Inc	21,354	223,149
Micrel Inc †	28,154	257,609
MICROS Systems Inc * †	45,871	1,398,607
Microsemi Corp * †	44,023	1,108,499
MicroStrategy Inc ‘A’ *	5,205	337,024
Microtune Inc *	29,892	103,426
Midway Games Inc * †	11,861	26,094
MIPS Technologies Inc *	22,253	83,449
MKS Instruments Inc * †	27,772	608,207
Monolithic Power Systems Inc * †	15,174	328,062
Monotype Imaging Holdings Inc *	9,343	113,798
Move Inc *	72,304	168,468
MPS Group Inc *	52,747	560,701
MRV Communications Inc *	81,177	96,601
MSC Software Corp *	24,710	271,316
MTS Systems Corp †	9,898	355,140
Multi-Fineline Electronix Inc *	4,806	132,982
NCI Inc *	4,200	96,096
Ness Technologies Inc *	23,317	235,968
Net 1 U.E.P.S. Technologies Inc *	25,053	608,788
Netezza Corp *	22,393	257,072
NETGEAR Inc * †	19,255	266,874
Netlogic Microsystems Inc * †	9,945	330,174
NetScout Systems Inc *	16,000	170,880
NetSuite Inc * †	3,659	74,900
Neutral Tandem Inc *	9,058	158,515
Newport Corp * †	21,273	242,299
NextWave Wireless Inc * †	29,542	119,350
NIC Inc †	20,118	137,406
Novatel Wireless Inc *	17,851	198,682
NVE Corp *	2,900	91,814
Omniture Inc * †	34,825	646,700
OmniVision Technologies Inc * †	29,375	355,144
Online Resources Corp *	15,285	127,630
OpenTV Corp ‘A’ * (United Kingdom)	48,056	62,953
Oplink Communications Inc *	11,583	111,197
OPNET Technologies Inc *	8,700	78,300
OpNext Inc *	9,576	51,519
Optium Corp * †	6,793	49,453
Orbcomm Inc *	14,457	82,405
OSI Systems Inc *	7,769	166,412
Palm Inc †	61,866	333,458
Parametric Technology Corp * †	64,420	1,073,881
Park Electrochemical Corp	11,461	278,617
ParkerVision Inc *	13,900	138,027
PC Connection Inc *	5,370	49,995
PCTEL Inc	12,800	122,752
Pegasystems Inc	6,879	92,591
Perficient Inc *	17,568	169,707
Pericom Semiconductor Corp * †	14,046	208,443
Perot Systems Corp ‘A’ * †	48,284	724,743
Phoenix Technologies Ltd *	16,400	180,400
Photon Dynamics Inc *	10,900	164,372
Photronics Inc *	22,739	160,083
Plantronics Inc †	28,058	626,255
Plexus Corp * †	23,881	661,026
PLX Technology Inc *	14,707	112,214
PMC-Sierra Inc * †	124,204	950,161
Polycom Inc * †	49,334	1,201,776
Power Integrations Inc *	16,900	534,209
Powerwave Technologies Inc * †	74,034	314,644
Presstek Inc *	17,300	85,808
Progress Software Corp * †	23,343	596,881
PROS Holdings Inc *	8,021	90,076
QAD Inc †	6,994	47,349
Quality Systems Inc †	9,831	287,852
Quantum Corp *	102,344	138,164
Quest Software Inc *	40,300	596,843
Rackable Systems Inc *	16,682	223,539
Radiant Systems Inc *	14,466	155,220
RadiSys Corp * †	12,662	114,718
RealNetworks Inc *	51,539	340,157
Renaissance Learning Inc †	4,366	48,943
RF Micro Devices Inc * †	148,134	429,589
RightNow Technologies Inc *	16,366	223,723
Rimage Corp *	5,381	66,671
Riverbed Technology Inc *	32,200	441,784
Rofin-Sinar Technologies Inc * †	16,748	505,790
Rogers Corp * †	10,409	391,274
Rubicon Technology Inc * †	7,938	161,300
Rudolph Technologies Inc * †	15,678	120,724
S1 Corp *	27,781	210,302
Safeguard Scientifics Inc *	62,032	76,920
Sanmina-SCI Corp *	305,544	391,096
Sapient Corp * †	51,017	327,529
SAVVIS Inc * †	21,891	282,613
ScanSource Inc * †	15,205	406,886
SeaChange International Inc *	17,341	124,162
Secure Computing Corp * †	29,802	123,380
Semitool Inc * †	11,371	85,396
Semtech Corp *	32,956	463,691
ShoreTel Inc *	26,360	116,511
SI International Inc *	6,724	140,801
Sigma Designs Inc * †	14,913	207,142
Silicon Image Inc *	42,176	305,776
Silicon Storage Technology Inc *	47,091	130,442

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SiRF Technology Holdings Inc *	33,286	$143,796
Skyworks Solutions Inc * †	92,920	917,120
SMART Modular Technologies Inc * (Cayman)	24,918	95,436
Smith Micro Software Inc * †	16,501	94,056
Solera Holdings Inc *	28,767	795,695
Sonic Solutions Inc * †	12,460	74,262
SonicWALL Inc *	33,023	212,998
Sonus Networks Inc * †	116,719	399,179
Sourcefire Inc * †	12,600	97,398
Spansion Inc ‘A’ * †	75,798	170,546
SPSS Inc *	10,035	364,973
SRA International Inc ‘A’ *	23,685	531,965
Standard Microsystems Corp * †	12,631	342,932
Starent Networks Corp * †	17,357	218,351
STEC Inc * †	17,300	177,671
Stratasys Inc * †	11,581	213,785
SuccessFactors Inc *	12,629	138,288
Super Micro Computer Inc *	13,835	102,102
Supertex Inc *	6,261	146,132
SupportSoft Inc *	28,900	93,925
Switch & Data Facilities Co Inc *	12,143	206,310
Sybase Inc *	44,647	1,313,515
Sycamore Networks Inc *	105,743	340,492
SYKES Enterprises Inc *	18,473	348,401
Symmetricom Inc *	25,911	99,498
Symyx Technologies Inc * †	18,947	132,250
Synaptics Inc * †	13,033	491,735
Synchronoss Technologies Inc * †	13,349	120,541
SYNNEX Corp *	10,356	259,832
Syntel Inc †	6,558	221,136
Take-Two Interactive Software Inc *	43,030	1,100,277
Taleo Corp ‘A’ * †	13,276	260,077
Technitrol Inc	21,525	365,710
TechTarget Inc *	7,263	76,697
Techwell Inc *	7,673	94,531
Tekelec * †	36,289	533,811
TeleCommunication Systems Inc ‘A’ *	21,000	97,230
Terremark Worldwide Inc *	26,481	144,586
Tessera Technologies Inc *	27,783	454,808
The Hackett Group Inc *	24,900	142,926
The Knot Inc *	15,868	155,189
The Ultimate Software Group Inc * †	13,858	493,761
TheStreet.com Inc	12,409	80,783
THQ Inc *	38,025	770,386
TIBCO Software Inc *	106,854	817,433
TiVo Inc *	57,403	354,177
TNS Inc *	13,818	331,079
Transmeta Corp *	7,600	104,956
Trident Microsystems Inc *	34,328	125,297
TriQuint Semiconductor Inc *	82,468	499,756
TTM Technologies Inc * †	24,041	317,582
Tyler Technologies Inc *	21,377	290,086
Ultra Clean Holdings Inc *	10,834	86,239
Ultratech Inc *	13,117	203,576
Unica Corp * †	5,532	44,477
United Online Inc †	39,732	398,512
Universal Display Corp * †	14,861	183,088
UTStarcom Inc * †	64,088	350,561
ValueClick Inc * †	53,608	812,161
VASCO Data Security International Inc * †	15,121	159,224
Veeco Instruments Inc * †	17,983	289,167
VeriFone Holdings Inc *	39,200	468,440
ViaSat Inc * †	14,829	299,694
Vignette Corp *	13,902	166,824
Virtusa Corp *	5,900	59,767
VistaPrint Ltd * † (Bermuda)	25,231	675,182
Vocus Inc *	9,455	304,167
Volterra Semiconductor Corp *	14,916	257,450
Websense Inc *	26,070	439,019
Website Pros Inc *	16,800	139,944
Wind River Systems Inc *	40,591	442,036
Wright Express Corp * †	20,787	515,518
Zoran Corp *	30,042	351,491
Zygo Corp * †	8,157	80,183

		105,190,426

Materials - 4.30%

A. Schulman Inc	15,233	350,816
A.M. Castle & Co †	9,024	258,177
AbitibiBowater Inc †	30,911	288,400
AEP Industries Inc *	2,878	49,991
Allied Nevada Gold Corp *	24,300	143,127
AMCOL International Corp †	14,261	405,868
American Vanguard Corp †	9,333	114,796
Apex Silver Mines Ltd * (Cayman)	33,180	162,914
Arch Chemicals Inc †	13,869	459,757
Balchem Corp	9,151	211,663
Boise Inc * †	20,138	77,531
Brush Engineered Materials Inc * †	11,113	271,379
Buckeye Technologies Inc *	19,792	167,440
Bway Holding Co *	3,500	30,135
Calgon Carbon Corp * †	23,617	365,119
China Precision Steel Inc *	11,600	50,924
Coeur d’Alene Mines Corp * †	312,766	907,021
Compass Minerals International Inc †	18,200	1,466,192
Deltic Timber Corp †	5,883	314,799
Esmark Inc * †	8,530	163,094
Ferro Corp †	25,259	473,859
Flotek Industries Inc * †	12,773	263,379
General Moly Inc * †	34,478	271,342
General Steel Holdings Inc *	4,500	70,740
GenTek Inc *	4,441	119,418
Glatfelter †	23,497	317,444
Graphic Packaging Holding Co *	78,721	159,016
H.B. Fuller Co †	29,817	669,093
Haynes International Inc * †	6,876	395,714
Headwaters Inc * †	24,517	288,565
Hecla Mining Co * †	72,992	675,906
Hercules Inc †	63,309	1,071,821
Horsehead Holding Corp *	20,472	248,940
ICO Inc *	17,100	102,942
Innophos Holdings Inc	6,162	196,876
Innospec Inc	13,019	245,018
Kaiser Aluminum Corp	8,847	473,580
Kapstone Paper & Packaging Corp *	12,000	80,040
Koppers Holdings Inc	11,996	502,273
Landec Corp *	12,344	79,866
Louisiana-Pacific Corp	57,500	488,175
LSB Industries Inc *	10,268	203,306
Mercer International Inc * †	16,348	122,283
Minerals Technologies Inc †	10,591	673,482
Myers Industries Inc	15,968	130,139
Neenah Paper Inc †	8,198	136,989
NewMarket Corp	7,738	512,488
NL Industries Inc †	3,864	36,824
Olin Corp †	42,626	1,115,949
Olympic Steel Inc †	5,182	393,417
OM Group Inc * †	17,492	573,563
Penford Corp	7,100	105,648
PolyOne Corp * †	50,502	351,999
Quaker Chemical Corp	6,200	165,292
Rock-Tenn Co ‘A’ †	21,281	638,217
Rockwood Holdings Inc *	23,281	810,179
Royal Gold Inc	17,049	534,657
RTI International Metals Inc * †	13,231	471,288
Schweitzer-Mauduit International Inc	8,857	149,240
Sensient Technologies Corp †	27,014	760,714
ShengdaTech Inc * †	14,680	145,772

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Silgan Holdings Inc †	14,021	$711,426
Solutia Inc *	33,800	433,316
Spartech Corp	16,827	158,679
Stepan Co	3,184	145,254
Stillwater Mining Co * †	21,446	253,706
Sutor Technology Group Ltd *	5,600	39,592
Texas Industries Inc †	13,208	741,365
U.S. Concrete Inc * †	18,540	88,250
United States Lime & Minerals Inc *	900	35,613
Universal Stainless & Alloy *	3,505	129,825
Verso Paper Corp *	9,300	78,678
W.R. Grace & Co *	40,350	947,822
Wausau Paper Corp	24,805	191,247
Westlake Chemical Corp	10,400	154,544
Worthington Industries Inc †	36,877	755,978
Zep Inc	11,642	173,233
Zoltek Cos Inc * †	15,800	383,150

		26,906,274

Telecommunication Services - 1.25%

Alaska Communications Systems Group Inc †	24,412	291,479
Atlantic Tele-Network Inc †	4,831	132,901
Cbeyond Inc *	14,087	225,674
Centennial Communications Corp *	38,642	270,108
Cincinnati Bell Inc * †	136,847	544,651
Cogent Communications Group Inc * †	27,470	368,098
Consolidated Communications Holdings Inc †	11,824	176,053
FairPoint Communications Inc †	50,122	361,380
FiberTower Corp * †	54,308	76,031
General Communication Inc ‘A’ * †	27,510	188,994
Global Crossing Ltd * † (Bermuda)	15,187	272,455
Globalstar Inc * †	27,040	76,523
Hungarian Telephone & Cable Corp *	1,400	25,536
Ibasis Inc	17,017	55,816
ICO Global Communications Holdings Ltd *	53,162	173,308
IDT Corp ‘B’ * †	23,423	39,819
Iowa Telecommunications Services Inc †	17,967	316,399
iPCS Inc *	9,620	285,041
NTELOS Holdings Corp †	16,535	419,493
PAETEC Holding Corp *	68,594	435,572
Premiere Global Services Inc * †	34,380	501,260
Rural Cellular Corp ‘A’ * †	7,456	331,867
Shenandoah Telecommunications Co †	12,171	158,466
Syniverse Holdings Inc *	29,504	477,965
TerreStar Corp *	31,200	124,176
tw telecom Inc * †	82,830	1,327,765
USA Mobility Inc *	13,141	99,215
Virgin Mobile USA Inc ‘A’ * †	14,099	38,772
Vonage Holdings Corp * †	28,870	47,924

		7,842,741

Utilities — 3.39%

ALLETE Inc	14,554	611,268
American States Water Co	9,752	340,735
Aquila Inc *	210,004	791,715
Avista Corp	30,661	657,985
Black Hills Corp †	21,423	686,821
Cadiz Inc * †	6,197	99,896
California Water Service Group †	10,939	358,471
Central Vermont Public Service Corp	5,824	112,811
CH Energy Group Inc †	8,885	316,039
Chesapeake Utilities Corp	4,500	115,740
Cleco Corp †	33,917	791,284
Connecticut Water Service Inc	5,500	123,200
Consolidated Water Co Ltd (Cayman)	7,367	145,867
El Paso Electric Co *	25,185	498,663
EnergySouth Inc †	3,638	178,480
IDACORP Inc †	26,064	752,989
ITC Holdings Corp	27,681	1,414,776
MGE Energy Inc †	12,283	400,671
Middlesex Water Co	8,400	139,356
New Jersey Resources Corp	23,640	771,846
Nicor Inc †	25,797	1,098,694
Northwest Natural Gas Co †	14,844	686,683
NorthWestern Corp †	21,792	553,953
Ormat Technologies Inc	9,940	488,849
Otter Tail Corp †	16,750	650,402
Piedmont Natural Gas Co Inc †	41,068	1,074,339
PNM Resources Inc †	44,338	530,282
Portland General Electric Co	35,947	809,526
SJW Corp †	7,678	202,699
South Jersey Industries Inc †	16,615	620,736
Southwest Gas Corp †	24,127	717,296
Southwest Water Co †	13,144	131,703
Synthesis Energy Systems Inc *	11,900	107,100
The Empire District Electric Co †	19,012	352,482
The Laclede Group Inc †	12,681	511,932
UIL Holdings Corp †	14,204	417,740
UniSource Energy Corp	19,394	601,408
US Geothermal Inc *	39,100	114,954
Westar Energy Inc †	59,773	1,285,717
WGL Holdings Inc †	27,650	960,561

		21,225,669

Total Common Stocks (Cost $704,403,931)		590,923,879

CLOSED-END MUTUAL FUND - 0.02%

Kayne Anderson Energy Development Co †	5,630	129,208

Total Closed-End Mutual Fund (Cost $136,876)		129,208

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.11%

Repurchase Agreement - 5.11%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $31,990,466; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and markdet value $32,633,063)	$31,989,000	31,989,000

Total Short-Term Investment (Cost $31,989,000)		31,989,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.56% (Cost $736,529,807)		623,042,087

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 27.47%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $171,878,542)	171,878,542	$171,878,542

TOTAL INVESTMENTS - 127.03% (Cost $908,408,349)		794,920,629

OTHER ASSETS & LIABILITIES, NET - (27.03%)		(169,138,981)

NET ASSETS - 100.00%		$625,781,648

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	32.58%
Financials	17.13%
Information Technology	16.81%
Industrials	15.38%
Health Care	12.67%
Consumer Discretionary	11.63%
Energy	8.83%
Materials	4.30%
Utilities	3.39%
Consumer Staples	3.04%
Telecommunication Services	1.25%
Closed-End Mutual Fund	0.02%

127.03%
Other Assets & Liabilities, Net	(27.03%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with an aggregate market value of $5,112,343 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Russell 2000 E-Mini (09/08)	547	$39,960,459	($2,125,618)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
MAIN STREET CORE ® PORTFOLIO
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.81%

Consumer Discretionary - 9.34%

Aeropostale Inc * †	45,400	$1,422,382
American Eagle Outfitters Inc	70,400	959,552
American Greetings Corp ‘A’	11,200	138,208
Autoliv Inc †	31,900	1,487,178
AutoNation Inc *	119,000	1,192,380
AutoZone Inc *	15,600	1,887,756
bebe Stores Inc †	26,000	249,860
Best Buy Co Inc †	412,100	16,319,160
Big Lots Inc * †	47,900	1,496,396
Bob Evans Farms Inc †	15,100	431,860
BorgWarner Inc	38,100	1,690,878
Brunswick Corp †	38,900	412,340
Cablevision Systems Corp ‘A’ * †	75,800	1,713,080
Callaway Golf Co †	40,700	481,481
Carnival Corp † (Panama)	11,900	392,224
Carter’s Inc * †	6,500	89,830
CBRL Group Inc	4,600	112,746
CBS Corp ‘B’ †	712,000	13,876,880
Champion Enterprises Inc * †	25,200	147,420
Chipotle Mexican Grill Inc ‘B’ * †	8,017	604,161
Comcast Corp ‘A’	291,300	5,525,961
Cox Radio Inc ‘A’ * †	9,200	108,560
Dollar Tree Inc * †	45,300	1,480,857
DreamWorks Animation SKG Inc ‘A’ *	46,900	1,398,089
Foot Locker Inc	17,800	221,610
Ford Motor Co * †	1,221,827	5,876,988
Fossil Inc *	15,100	438,957
Gentex Corp †	91,800	1,325,592
Genuine Parts Co †	17,500	694,400
Getty Images Inc *	8,300	281,619
H&R Block Inc †	53,400	1,142,760
Hanesbrands Inc * †	54,100	1,468,274
Harte-Hanks Inc †	17,300	198,085
Hasbro Inc	48,200	1,721,704
IAC/InterActiveCorp *	79,100	1,525,048
Interactive Data Corp	300	7,539
International Speedway Corp ‘A’	7,100	277,113
Jack in the Box Inc *	9,100	203,931
Jones Apparel Group Inc †	25,400	349,250
Lear Corp * †	24,800	351,664
Lennar Corp ‘A’ †	70,000	863,800
Liberty Media Corp - Interactive ‘A’ * †	143,600	2,119,536
Limited Brands Inc	100,400	1,691,740
Liz Claiborne Inc †	30,700	434,405
LKQ Corp * †	83,000	1,499,810
Marvel Entertainment Inc * †	12,400	398,536
Mattel Inc	106,800	1,828,416
McDonald’s Corp	92,300	5,189,106
Netflix Inc * †	19,100	497,937
News Corp ‘A’	255,300	3,839,712
NVR Inc * †	2,700	1,350,216
Office Depot Inc *	114,400	1,251,536
Papa John’s International Inc *	7,200	191,448
Penske Auto Group Inc †	31,100	458,414
priceline.com Inc * †	14,200	1,639,532
RadioShack Corp †	47,000	576,690
Regal Entertainment Group ‘A’ †	11,100	169,608
Rent-A-Center Inc * †	22,900	471,053
Ross Stores Inc	48,800	1,733,376
Sally Beauty Holdings Inc * †	64,700	417,962
Service Corp International †	91,000	897,260
Snap-On Inc	28,600	1,487,486
Speedway Motorsports Inc	1,200	24,456
Staples Inc	272,800	6,479,000
The DIRECTV Group Inc * †	607,500	15,740,325
The Dress Barn Inc * †	32,800	438,864
The Gap Inc †	951,000	15,853,170
The Goodyear Tire & Rubber Co *	59,800	1,066,234
The Stanley Works †	16,900	757,627
The TJX Cos Inc	565,100	17,783,697
The Walt Disney Co †	295,100	9,207,120
Time Warner Cable Inc ‘A’ * †	154,300	4,085,864
Time Warner Inc	1,037,100	15,349,080
Tractor Supply Co * †	15,900	461,736
TRW Automotive Holdings Corp *	64,900	1,198,703
Urban Outfitters Inc *	47,900	1,494,001
Viacom Inc ‘B’ *	26,355	804,882
WABCO Holdings Inc	25,400	1,180,084
Wolverine World Wide Inc †	18,100	482,727
Wyndham Worldwide Corp †	85,500	1,531,305
Yum! Brands Inc †	25,000	877,250

		193,527,477

Consumer Staples - 5.91%

Altria Group Inc	304,400	6,258,464
Casey’s General Stores Inc †	19,000	440,230
ConAgra Foods Inc	37,000	713,360
Del Monte Foods Co	24,100	171,110
Fresh Del Monte Produce Inc * (Cayman)	15,100	355,907
Herbalife Ltd (Cayman)	37,300	1,445,375
Longs Drug Stores Corp	3,800	160,018
Lorillard Inc *	103,880	7,184,341
NBTY Inc *	14,200	455,252
PepsiCo Inc	201,900	12,838,821
Phillip Morris International Inc	340,700	16,827,173
Reynolds American Inc	39,600	1,848,132
Safeway Inc	416,300	11,885,365
The Coca-Cola Co	177,500	9,226,450
The Kroger Co †	705,300	20,362,011
The Pepsi Bottling Group Inc	34,000	949,280
The Procter & Gamble Co	333,882	20,303,364
Tyson Foods Inc ‘A’	113,500	1,695,690
Universal Corp	10,600	479,332
Wal-Mart Stores Inc	157,200	8,834,640

		122,434,315

Energy - 23.76%

Anadarko Petroleum Corp	290,900	21,770,956
Apache Corp	176,200	24,491,800
Arch Coal Inc	28,900	2,168,367
Bois d’Arc Energy Inc *	2,500	60,775
Bristow Group Inc *	4,300	212,807
Chesapeake Energy Corp †	349,600	23,059,616
Chevron Corp	517,647	51,314,347
ConocoPhillips	454,151	42,867,313
Continental Resources Inc * †	21,200	1,469,584
Delta Petroleum Corp * †	13,000	331,760
Denbury Resources Inc *	61,500	2,244,750
Devon Energy Corp	67,900	8,158,864
Dresser-Rand Group Inc *	39,700	1,552,270
El Paso Corp †	3,500	76,090
Exxon Mobil Corp	1,169,400	103,059,222
Grey Wolf Inc * †	29,400	265,482
Halliburton Co †	202,100	10,725,447
Hess Corp	177,500	22,398,725
Lufkin Industries Inc	6,200	516,336
Marathon Oil Corp	436,225	22,626,991
Mariner Energy Inc * †	45,400	1,678,438
Massey Energy Co	24,500	2,296,875
Murphy Oil Corp	80,000	7,844,000
Noble Corp (Cayman)	267,300	17,363,808
Noble Energy Inc	186,500	18,754,440
Occidental Petroleum Corp	337,000	30,282,820
Oil States International Inc * †	24,500	1,554,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Overseas Shipholding Group Inc †	19,200	$1,526,784
Patterson-UTI Energy Inc †	52,900	1,906,516
Pioneer Drilling Co *	3,200	60,192
Plains Exploration & Production Co *	28,200	2,057,754
Rosetta Resources Inc *	17,000	484,500
Schlumberger Ltd † (Netherlands)	179,300	19,262,199
SEACOR Holdings Inc * †	5,500	492,305
Spectra Energy Corp	249,800	7,179,252
Stone Energy Corp *	4,600	303,186
Swift Energy Co * †	8,100	535,086
The Williams Cos Inc	40,200	1,620,462
Transocean Inc * † (Cayman)	45,700	6,964,223
Unit Corp *	20,000	1,659,400
Valero Energy Corp	394,400	16,241,392
VeraSun Energy Corp * †	15,000	61,950
W&T Offshore Inc †	25,100	1,468,601
Whiting Petroleum Corp *	8,300	880,464
XTO Energy Inc	151,000	10,345,010

		492,195,439

Financials - 8.23%

ACE Ltd (Cayman)	278,200	15,326,038
Allied World Assurance Co Holdings Ltd (Bermuda)	16,300	645,806
American Financial Group Inc †	51,700	1,382,975
American International Group Inc	32,305	854,790
American National Insurance Co †	500	49,010
Aon Corp	44,900	2,062,706
Arch Capital Group Ltd * (Bermuda)	22,900	1,518,728
Aspen Insurance Holdings Ltd (Bermuda)	20,600	487,602
Assurant Inc	31,400	2,071,144
AXIS Capital Holdings Ltd (Bermuda)	55,800	1,663,398
Bank of America Corp	316,723	7,560,178
Berkshire Hathaway Inc ‘B’ *	3,290	13,199,480
BlackRock Inc †	35,600	6,301,200
Brown & Brown Inc †	62,000	1,078,180
Cash America International Inc	6,400	198,400
Cincinnati Financial Corp	25,800	655,320
Citigroup Inc	290,398	4,867,070
CNA Financial Corp †	48,100	1,209,715
Conseco Inc * †	19,100	189,472
Discover Financial Services	136,250	1,794,413
Employers Holdings Inc	9,300	192,510
Endurance Specialty Holdings Ltd † (Bermuda)	15,600	480,324
Erie Indemnity Co ‘A’	300	13,845
Fidelity National Financial Inc ‘A’	113,100	1,425,060
First Horizon National Corp †	59,900	445,057
General Growth Properties Inc REIT †	28,800	1,008,864
Genworth Financial Inc ‘A’	115,500	2,057,055
Harleysville Group Inc †	5,500	186,065
HCC Insurance Holdings Inc	37,200	786,408
Hudson City Bancorp Inc	135,300	2,256,804
International Bancshares Corp	7,700	164,549
Invesco Ltd (Bermuda)	53,800	1,290,124
IPC Holdings Ltd † (Bermuda)	17,700	469,935
JPMorgan Chase & Co	430,092	14,756,457
Knight Capital Group Inc ‘A’ * †	28,300	508,834
Leucadia National Corp †	32,000	1,502,080
Loews Corp †	125,799	5,899,973
Max Capital Group Ltd (Bermuda)	15,000	319,950
Montpelier Re Holdings Ltd † (Bermuda)	1,600	23,600
National Penn Bancshares Inc	18,700	248,336
Nationwide Financial Services Inc ‘A’	6,400	307,264
Odyssey Re Holdings Corp †	36,200	1,285,100
Old National Bancorp †	31,200	444,912
OneBeacon Insurance Group Ltd (Bermuda)	5,800	101,906
Pacific Capital Bancorp †	22,200	305,916
Park National Corp †	500	26,950
PartnerRe Ltd (Bermuda)	23,100	1,596,903
Philadelphia Consolidated Holding Corp * †	22,400	760,928
Platinum Underwriters Holdings Ltd (Bermuda)	14,600	476,106
Popular Inc †	146,400	964,776
ProAssurance Corp * †	4,500	216,495
Protective Life Corp	37,600	1,430,680
Reinsurance Group of America Inc	2,000	87,040
RenaissanceRe Holdings Ltd (Bermuda)	20,700	924,669
Safeco Corp	20,000	1,343,200
Selective Insurance Group Inc	8,000	150,080
StanCorp Financial Group Inc	29,200	1,371,232
State Auto Financial Corp †	1,000	23,930
Susquehanna Bancshares Inc †	21,700	297,073
TD Ameritrade Holding Corp *	95,900	1,734,831
TFS Financial Corp †	17,600	203,984
The Bank of New York Mellon Corp	92,600	3,503,058
The Charles Schwab Corp	47,400	973,596
The Chubb Corp	361,600	17,722,016
The Colonial BancGroup Inc †	62,500	276,250
The First American Corp †	3,600	95,040
The Goldman Sachs Group Inc	58,000	10,144,200
The Hanover Insurance Group Inc	29,100	1,236,750
The NASDAQ OMX Group Inc *	52,400	1,391,220
The Student Loan Corp	1,900	186,352
The Travelers Cos Inc	228,587	9,920,676
Torchmark Corp	2,400	140,760
Transatlantic Holdings Inc	5,800	327,526
UnionBanCal Corp †	3,100	125,302
Unitrin Inc	600	16,542
Unum Group †	92,900	1,899,805
W.R. Berkley Corp	64,432	1,556,677
Wachovia Corp †	281,480	4,371,384
Webster Financial Corp	26,300	489,180
Wells Fargo & Co	132,300	3,142,125
Westamerica Bancorp †	5,700	299,763
White Mountains Insurance Group Ltd (Bermuda)	700	300,300
Willis Group Holdings Ltd (Bermuda)	36,200	1,135,594
Zenith National Insurance Corp	1,600	56,256

		170,515,802

Health Care - 5.84%

Abbott Laboratories	20,700	1,096,479
Aetna Inc	391,700	15,875,601
Alpharma Inc ‘A’ * †	21,200	477,636
Amgen Inc * †	160,500	7,569,180
Analogic Corp †	4,800	302,736
Boston Scientific Corp *	73,800	907,002
Centene Corp * †	6,700	112,493
Eli Lilly & Co	89,300	4,122,088
Endo Pharmaceuticals Holdings Inc *	2,900	70,151
Genentech Inc *	68,000	5,161,200
Health Net Inc *	52,500	1,263,150
Healthspring Inc * †	14,300	241,384
Hill-Rom Holdings Inc †	16,300	439,774
Johnson & Johnson	407,000	26,186,380
King Pharmaceuticals Inc * †	151,800	1,589,346
LifePoint Hospitals Inc * †	17,100	483,930
Lincare Holdings Inc * †	18,300	519,720
Martek Biosciences Corp * †	14,700	495,537
Merck & Co Inc	326,500	12,305,785
Owens & Minor Inc †	10,700	488,883
Pfizer Inc 1,	056,060	18,449,368
Pharmaceutical Product Development Inc	38,600	1,655,940
Sepracor Inc *	74,000	1,474,080
Sirona Dental Systems Inc * †	10,000	259,200
UnitedHealth Group Inc	121,590	3,191,738
Universal Health Services Inc ‘B’	18,500	1,169,570
Varian Inc *	7,600	388,056

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Warner Chilcott Ltd ‘A’ * (Bermuda)	28,700	$486,465
Watson Pharmaceuticals Inc *	56,700	1,540,539
WellPoint Inc *	265,700	12,663,262

		120,986,673

Industrials - 13.21%

3M Co	106,700	7,425,253
Acuity Brands Inc †	9,900	475,992
Aecom Technology Corp *	43,600	1,418,308
Applied Industrial Technologies Inc	18,500	447,145
Arkansas Best Corp †	13,800	505,632
Avis Budget Group Inc *	42,900	359,073
BE Aerospace Inc *	56,700	1,320,543
Belden Inc †	13,600	460,768
Caterpillar Inc	255,300	18,846,246
Ceradyne Inc *	9,800	336,140
ChoicePoint Inc *	5,800	279,560
Cooper Industries Ltd ‘A’ (Bermuda)	21,000	829,500
Copart Inc *	14,100	603,762
Crane Co	8,400	323,652
CSX Corp †	83,900	5,269,759
Cummins Inc †	255,596	16,746,650
Deluxe Corp †	24,500	436,590
Dover Corp	44,800	2,166,976
DRS Technologies Inc †	10,700	842,304
Eaton Corp	3,700	314,389
Emerson Electric Co	65,200	3,224,140
Esterline Technologies Corp * †	9,500	467,970
Fastenal Co †	11,500	496,340
FedEx Corp †	900	70,911
First Advantage Corp ‘A’ *	900	14,265
Gardner Denver Inc *	28,300	1,607,440
GATX Corp †	11,100	492,063
General Dynamics Corp	46,700	3,932,140
General Electric Co	1,236,916	33,013,288
GrafTech International Ltd *	57,500	1,542,725
Herman Miller Inc †	20,800	517,712
Hertz Global Holdings Inc *	120,400	1,155,840
Honeywell International Inc	144,800	7,280,544
Hub Group Inc ‘A’ * †	15,000	511,950
IDEX Corp	40,400	1,488,336
IKON Office Solutions Inc †	38,600	435,408
Illinois Tool Works Inc	104,200	4,950,542
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	158,100	5,917,683
KBR Inc	52,100	1,818,811
Kennametal Inc	39,900	1,298,745
Korn/Ferry International *	3,500	55,055
L-3 Communications Holdings Inc	50,700	4,607,109
Lennox International Inc †	14,500	419,920
Lincoln Electric Holdings Inc	17,300	1,361,510
Manpower Inc	29,900	1,741,376
Monster Worldwide Inc * †	72,300	1,490,103
MSC Industrial Direct Co Inc ‘A’	30,300	1,336,533
Mueller Industries Inc †	13,500	434,700
Navistar International Corp *	2,100	138,222
Nordson Corp †	19,600	1,428,644
Norfolk Southern Corp	286,800	17,973,756
Northrop Grumman Corp	213,900	14,309,910
Oshkosh Corp †	8,500	175,865
Parker-Hannifin Corp	190,400	13,579,328
Pentair Inc †	16,600	581,332
Raytheon Co	234,800	13,214,544
Resources Connection Inc †	12,200	248,270
Robert Half International Inc †	66,000	1,582,020
RR Donnelley & Sons Co	63,700	1,891,253
Ryder System Inc †	23,300	1,604,904
SkyWest Inc	22,500	284,625
Steelcase Inc ‘A’ †	37,600	377,128
TeleTech Holdings Inc *	400	7,984
Textron Inc	30,500	1,461,865
The Boeing Co	306,200	20,123,464
The Brink’s Co	23,200	1,517,744
The Timken Co	44,400	1,462,536
The Toro Co †	13,800	459,126
Thomas & Betts Corp * †	37,700	1,426,945
Triumph Group Inc †	9,800	461,580
Tyco International Ltd (Bermuda)	179,750	7,197,190
United Rentals Inc *	23,300	456,913
United Stationers Inc * †	4,300	158,885
United Technologies Corp	175,900	10,853,030
Walter Industries Inc	13,000	1,414,010
Waste Management Inc	386,000	14,556,060
Watson Wyatt Worldwide Inc ‘A’ †	19,900	1,052,511
Werner Enterprises Inc †	7,900	146,782
WESCO International Inc * †	11,900	476,476
Westinghouse Air Brake Technologies Corp †	11,400	554,268
Woodward Governor Co †	36,000	1,283,760
YRC Worldwide Inc * †	16,200	240,894

		273,793,225

Information Technology - 21.07%

Activision Inc *	34,800	1,185,636
Affiliated Computer Services Inc ‘A’ * †	32,900	1,759,821
Agilent Technologies Inc *	174,200	6,191,068
Altera Corp	89,800	1,858,860
Amdocs Ltd * (United Kingdom)	61,800	1,818,156
Amkor Technology Inc *	48,100	500,721
Amphenol Corp ‘A’ †	45,400	2,037,552
Analog Devices Inc	70,700	2,246,139
ANSYS Inc * †	5,200	245,024
Apple Inc *	131,200	21,968,128
Applied Materials Inc	1,054,200	20,124,678
Arrow Electronics Inc *	52,600	1,615,872
Autodesk Inc *	59,200	2,001,552
Avnet Inc *	58,500	1,595,880
Avocent Corp * †	17,300	321,780
AVX Corp †	20,500	231,855
Benchmark Electronics Inc * †	28,700	468,958
BMC Software Inc *	45,800	1,648,800
Broadridge Financial Solutions Inc	54,400	1,145,120
Brocade Communications Systems Inc *	184,100	1,516,984
CA Inc †	222,000	5,125,980
Cadence Design Systems Inc *	142,400	1,438,240
Check Point Software Technologies Ltd * (Israel)	51,000	1,207,170
Checkpoint Systems Inc *	800	16,704
Cisco Systems Inc *	1,103,500	25,667,410
Cognex Corp	10,000	230,500
Coherent Inc * †	4,800	143,472
Computer Sciences Corp *	43,500	2,037,540
Compuware Corp *	157,400	1,501,596
Convergys Corp *	32,400	481,464
Corning Inc	198,700	4,580,035
EchoStar Corp ‘A’ * †	24,720	771,758
Electronic Data Systems Corp	179,100	4,413,024
EMC Corp *	239,200	3,513,848
Emulex Corp *	37,800	440,370
Entegris Inc *	29,000	189,950
Fairchild Semiconductor International Inc *	39,700	465,681
Gartner Inc * †	23,600	488,992
Google Inc ‘A’ *	33,700	17,740,354
Harris Corp	28,900	1,459,161
Hewitt Associates Inc ‘A’ *	41,000	1,571,530
Hewlett-Packard Co	889,100	39,307,111
Ingram Micro Inc ‘A’ *	82,600	1,466,150
Integrated Device Technology Inc *	49,400	491,036
Intel Corp	1,711,800	36,769,464
International Business Machines Corp	277,700	32,915,781

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Intersil Corp ‘A’ †	61,500	$1,495,680
Intuit Inc *	79,800	2,200,086
j2 Global Communications Inc * †	19,600	450,800
Jabil Circuit Inc	105,200	1,726,332
JDS Uniphase Corp * †	127,100	1,443,856
KLA-Tencor Corp †	49,300	2,007,003
Lawson Software Inc *	45,300	329,331
Lexmark International Inc ‘A’ * †	45,700	1,527,751
Linear Technology Corp †	62,000	2,019,340
LSI Corp * †	251,500	1,544,210
Marvell Technology Group Ltd * (Bermuda)	128,900	2,276,374
Metavante Technologies Inc *	900	20,358
MICROS Systems Inc * †	9,500	289,655
Microsoft Corp	1,840,800	50,640,408
MKS Instruments Inc * †	21,800	477,420
Molex Inc †	60,300	1,471,923
MPS Group Inc * †	37,200	395,436
National Instruments Corp	23,200	658,184
National Semiconductor Corp	84,900	1,743,846
NCR Corp *	65,700	1,655,640
Net 1 U.E.P.S. Technologies Inc *	7,400	179,820
Open Text Corp * † (Canada)	15,400	494,340
Oracle Corp *	584,100	12,266,100
Perot Systems Corp ‘A’ *	12,800	192,128
Plantronics Inc †	21,500	479,880
Plexus Corp * †	16,800	465,024
Progress Software Corp *	5,000	127,850
QLogic Corp * †	33,300	485,847
QUALCOMM Inc	254,700	11,301,039
Rofin-Sinar Technologies Inc * †	300	9,060
Sanmina-SCI Corp *	16,800	21,504
Seagate Technology LLC (Cayman)	346,000	6,618,980
Seagate Technology LLC - Escrow Shares * ж (Cayman)	232,700	23,270
Semtech Corp * †	33,400	469,938
Sun Microsystems Inc * †	322,900	3,513,152
Sybase Inc * †	47,000	1,382,740
SYKES Enterprises Inc *	8,800	165,968
Symantec Corp *	872,100	16,875,135
Synaptics Inc * †	12,900	486,717
Synopsys Inc *	45,500	1,087,905
Tech Data Corp *	8,300	281,287
Technitrol Inc	7,400	125,726
Tekelec * †	31,100	457,481
Tellabs Inc *	131,700	612,405
Teradyne Inc *	128,900	1,426,923
Texas Instruments Inc †	763,400	21,497,344
TIBCO Software Inc *	67,900	519,435
Trimble Navigation Ltd *	46,400	1,656,480
Tyco Electronics Ltd (Bermuda)	57,800	2,070,396
Visa Inc ‘A’ *	77,610	6,310,469
Vishay Intertechnology Inc *	19,600	173,852
Western Digital Corp *	58,200	2,009,646
Xerox Corp	922,400	12,507,744
Zebra Technologies Corp ‘A’ * †	26,400	861,696

		436,447,819

Materials - 7.43%

AK Steel Holding Corp	30,400	2,097,600
Alcoa Inc	519,800	18,515,276
AptarGroup Inc	8,800	369,160
Ball Corp	11,000	525,140
Celanese Corp ‘A’	38,400	1,753,344
CF Industries Holdings Inc †	14,100	2,154,480
Chemtura Corp	51,100	298,424
Crown Holdings Inc *	62,500	1,624,375
Cytec Industries Inc	13,200	720,192
Domtar Corp *	72,700	396,215
Ferro Corp	1,900	35,644
FMC Corp	10,400	805,376
Freeport-McMoRan Copper & Gold Inc †	206,200	24,164,578
Greif Inc ‘A’ †	22,600	1,447,078
H.B. Fuller Co †	20,700	464,508
Hercules Inc †	67,100	1,136,003
Kaiser Aluminum Corp	8,100	433,593
Minerals Technologies Inc †	7,200	457,848
Monsanto Co	200,900	25,401,796
Nalco Holding Co †	69,000	1,459,350
NewMarket Corp †	2,700	178,821
Newmont Mining Corp	23,200	1,210,112
NOVA Chemicals Corp (Canada)	19,100	471,197
Nucor Corp	264,500	19,750,215
Olin Corp †	19,500	510,510
Owens-Illinois Inc *	43,200	1,801,008
Reliance Steel & Aluminum Co	25,200	1,942,668
Rock-Tenn Co ‘A’ †	15,500	464,845
RPM International Inc	62,500	1,287,500
Schnitzer Steel Industries Inc ‘A’ †	14,900	1,707,540
Sealed Air Corp	77,200	1,467,572
Sonoco Products Co †	43,900	1,358,705
Southern Copper Corp †	154,100	16,431,683
Terra Industries Inc †	35,600	1,756,860
The Dow Chemical Co	113,200	3,951,812
The Mosaic Co *	68,300	9,883,010
The Valspar Corp †	24,900	470,859
United States Steel Corp	25,700	4,748,846
Valhi Inc †	3,600	98,100
Worthington Industries Inc †	12,200	250,100

		154,001,943

Telecommunication Services - 3.48%

AT&T Inc	894,287	30,128,529
CenturyTel Inc	6,600	234,894
Clearwire Corp ‘A’ * †	21,800	282,528
Embarq Corp	43,900	2,075,153
MetroPCS Communications Inc * †	69,200	1,225,532
NTELOS Holdings Corp	6,900	175,053
Premiere Global Services Inc * †	19,000	277,020
Sprint Nextel Corp †	2,161,913	20,538,174
Syniverse Holdings Inc *	27,500	445,500
Telephone & Data Systems Inc	35,700	1,687,539
US Cellular Corp *	9,100	514,605
Verizon Communications Inc †	359,700	12,733,380
Windstream Corp †	144,800	1,786,832

		72,104,739

Utilities - 1.54%

Alliant Energy Corp	2,000	68,520
American Electric Power Co Inc †	32,900	1,323,567
Avista Corp †	20,700	444,222
DPL Inc †	56,300	1,485,194
Duke Energy Corp †	736,000	12,791,680
Edison International	16,100	827,218
FirstEnergy Corp	94,600	7,788,418
Integrys Energy Group Inc	31,700	1,611,311
Mirant Corp * †	53,800	2,106,270
Reliant Energy Inc *	91,100	1,937,697
Sierra Pacific Resources	48,000	610,080
The Laclede Group Inc †	9,300	375,441
WGL Holdings Inc †	14,100	489,834

		31,859,452

Total Common Stocks (Cost $2,121,253,976)		2,067,866,884

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.42%

Repurchase Agreement - 0.42%

Fixed Income Clearing Corp 1.650% due 07/01/08 (Dated 06/30/08, repurchase price of $8,802,403; collateralized by Federal Home Loan Bank: 2.700% due 09/03/08 and market value $8,982,919)	$8,802,000	$8,802,000

Total Short-Term Investment (Cost $8,802,000)		8,802,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.23% (Cost $2,130,055,976)		2,076,668,884

	Shares
SECURITIES LENDING COLLATERAL - 12.47%

The Mellon GSL DBT II Collateral Fund 2.701% Δ (Cost $258,254,240)	258,254,240	258,254,240

TOTAL INVESTMENTS - 112.70% (Cost $2,388,310,216)		2,334,923,124

OTHER ASSETS & LIABILITIES, NET - (12.70%)		(263,119,031)

NET ASSETS - 100.00%		$2,071,804,093

Notes to Schedule of Investments
(a) As of June 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Energy	23.76%
Information Technology	21.07%
Industrials	13.21%
Short-Term Investment & Securities Lending Collateral	12.89%
Consumer Discretionary	9.34%
Financials	8.23%
Materials	7.43%
Consumer Staples	5.91%
Health Care	5.84%
Telecommunication Services	3.48%
Utilities	1.54%

112.70%
Other Assets & Liabilities, Net	(12.70%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 27

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2008

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2008.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign securities, if applicable.

Δ	Rate shown reflects 7-day yield as of June 30, 2008.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of June 30, 2008.

^	Total shares owned by the portfolio as of June 30, 2008 were less than one share.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to Fund policy and procedures. See Note 2V in Notes to Financial Statements.

Explanation of Terms for Schedules of Investments

REIT	Real Estate Investment Trust
Note:
The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.
(a)(2) Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99 pursuant to Section 302 of the Sarbanes Oxley Act of 2002.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906 pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
Date: September 8, 2008	By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 8, 2008	By:	/s/ James T. Morris
James T. Morris
Chief Executive Officer

Date: September 8, 2008	By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date: September 8, 2008	By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)